UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08918

HC Capital Trust

(Exact name of Registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, 5th Floor, West Conshohocken, PA 19428

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant's telephone number, including area code:	800-242-9596

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2022

Item 1. Reports to Stockholders.

Semiannual Report (Unaudited)

The Value Equity Portfolio
The Growth Equity Portfolio
The Institutional U.S. Equity Portfolio
The Small Capitalization-Mid Capitalization Equity Portfolio
The ESG Growth Portfolio
The Catholic SRI Growth Portfolio
The International Equity Portfolio
The Institutional International Equity Portfolio
The Emerging Markets Portfolio
The Core Fixed Income Portfolio
The Corporate Opportunities Portfolio
The U.S. Government Fixed Income Securities Portfolio
The U.S. Corporate Fixed Income Securities Portfolio
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
The Short-Term Municipal Bond Portfolio
The Intermediate Term Municipal Bond Portfolio
The Intermediate Term Municipal Bond II Portfolio

December 31, 2022

December 31, 2022

We are pleased to present the December 31, 2022 Semiannual Report for the HC Capital Trust (the “Trust”).

The Trust is an open-end management investment company. As of December 31, 2022, the Trust consisted of seventeen separate investment portfolios (the “Portfolios”). Day-to-day portfolio management services are provided to each of the Trust’s Portfolios by one or more independent money management organizations (“Specialist Managers”). Each Specialist Manager is subject to the supervision of HC Capital Solutions, an operating division of Hirtle Callaghan & Co., LLC, which serves as the Trust’s primary investment adviser and to the general oversight of the Trust’s Board of Trustees.

The Value Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of large companies with relatively low price-earnings ratios and high dividend yields.

The Growth Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

The Institutional U.S. Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

The Small Capitalization-Mid Capitalization Equity Portfolio, seeks long-term capital appreciation by investing in a diversified portfolio of equity securities of small and mid-capitalization companies.

The ESG Growth Portfolio, seeks to maximize total return subject to emphasizing environmental, social and governance (“ESG”) focused investments.

The Catholic SRI Growth Portfolio, seeks to maximize total return integrating a range of social and moral concerns into its security selection process.

The International Equity Portfolio, seeks to maximize total return by investing in a diversified portfolio of equity securities of companies based in countries other than the United States of America.

The Institutional International Equity Portfolio, seeks to maximize total return by investing in a diversified portfolio of equity securities of companies based in countries other than the United States of America.

The Emerging Markets Portfolio, seeks total return, primarily through capital appreciation, by investing in a diversified portfolio of securities issued by companies domiciled, or doing a substantial portion of their business, in countries with a developing or emerging economy or securities market.

The Core Fixed Income Portfolio, seeks current income, consistent with the preservation of capital, by investing in a diversified portfolio of debt securities, including U.S. and non-U.S. government securities, corporate debt securities, and asset-backed issues.

The Corporate Opportunities Portfolio, seeks to achieve above-average total return by investing in high yield securities (commonly referred to as “junk bonds”).

The U.S. Government Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of U.S. Treasury and government related fixed income securities.

The U.S. Corporate Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities issued by U.S. corporations.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of publicly issued mortgage and asset backed securities.

The Short-Term Municipal Bond Portfolio, seeks a high level of current income exempt from Federal income tax, consistent with preservation of capital, by investing primarily in securities issued by municipalities and related securities.

The Intermediate Term Municipal Bond Portfolio, seeks a high level of current income, consistent with the preservation of capital, exempt from Federal income tax by investing in securities issued by municipalities and related entities.

The Intermediate Term Municipal Bond II Portfolio, seeks a high level of current income, consistent with the preservation of capital, exempt from Federal income tax by investing in securities issued by municipalities and related entities.

HC CAPITAL TRUST	Semiannual Report (Unaudited)

December 31, 2022

Table of Contents

Portfolios of Investments	1
Statements of Assets and Liabilities	233
Statements of Operations	238
Statements of Changes in Net Assets	243
Financial Highlights	249
Notes to Financial Statements	256
Additional Information	287

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 98.82%
	Aerospace & Defense — 1.65%
3,065	HEICO Corp.	$471
1,057	L3Harris Technologies, Inc.	220
5,411	Lockheed Martin Corp.	2,632
747	Northrop Grumman Corp.	408
18,437	Raytheon Technologies Corp.	1,861
6,782	Spirit Aerosystems Holdings, Inc., Class - A	201
5,412	The Boeing Co.(a)	1,031
4,420	TransDigm Group, Inc.	2,782
		9,606
	Air Freight & Logistics — 0.68%
305	Expeditors International of Washington, Inc.	32
4,786	FedEx Corp.	829
1,886	GXO Logistics, Inc.(a)	81
16,845	United Parcel Service, Inc., Class - B	2,927
1,886	XPO, Inc.(a)	63
		3,932
	Airlines — 0.18%
11,583	Alaska Air Group, Inc.(a)	498
28,157	American Airlines Group, Inc.(a)	358
2,097	Copa Holdings SA, Class - A(a)	174
		1,030
	Auto Components — 0.34%
585	Gentex Corp.	16
12,500	Lear Corp.	1,550
37,827	The Goodyear Tire & Rubber Co.(a)	384
		1,950
	Automobiles — 0.84%
7,064	General Motors Co.	238
9,877	Rivian Automotive, Inc., Class - A(a)	182
36,390	Tesla, Inc.(a)	4,482
		4,902
	Banks — 4.34%
225,733	Bank of America Corp.	7,476
16,687	Bank OZK	668
16,009	Citigroup, Inc.	724
1,826	Citizens Financial Group, Inc.	72
15,989	Comerica, Inc.	1,069
656	Commerce Bancshares, Inc.	45
1,552	Cullen/Frost Bankers, Inc.	208
3,013	East West Bancorp, Inc.	199
13,076	Fifth Third Bancorp	429
6,815	First Hawaiian, Inc.	177
1,892	First Republic Bank	231
41,225	Huntington Bancshares, Inc.	581
52,407	JPMorgan Chase & Co.	7,028
17,314	KeyCorp	302
3,497	M&T Bank Corp.	507

Shares	Security Description	Value (000)
	Banks (continued)
8,270	PNC Financial Services Group, Inc.	$1,306
710	SVB Financial Group(a)	163
42,174	Synovus Financial Corp.	1,584
32,258	Truist Financial Corp.	1,388
9,426	Umpqua Holdings Corp.	168
11,780	Wells Fargo & Co.	486
9,321	Zions Bancorp NA	458
		25,269
	Beverages — 2.12%
4,600	Brown-Forman Corp., Class - B	302
2,846	Constellation Brands, Inc., Class - A	660
6,891	Keurig Dr Pepper, Inc.	246
4,530	Monster Beverage Corp.(a)	460
28,839	PepsiCo, Inc.	5,210
85,987	The Coca-Cola Co.	5,469
		12,347
	Biotechnology — 2.99%
34,760	AbbVie, Inc.	5,618
2,223	Alnylam Pharmaceuticals, Inc.(a)	528
14,171	Amgen, Inc.	3,722
3,274	Moderna, Inc.(a)	588
8,247	Seagen, Inc.(a)	1,060
17,938	United Therapeutics Corp.(a)	4,988
3,143	Vertex Pharmaceuticals, Inc.(a)	908
		17,412
	Building Products — 0.67%
10,045	A.O. Smith Corp.	575
21,311	Carrier Global Corp.	879
13,273	Johnson Controls International PLC	849
6,549	Masco Corp.	306
7,831	Trane Technologies PLC	1,316
		3,925
	Capital Markets — 2.72%
4,496	Affiliated Managers Group, Inc.	712
2,506	Ameriprise Financial, Inc.	780
2,656	Ares Management Corp., Class - A	182
4,582	BlackRock, Inc., Class - A	3,247
1,669	CME Group, Inc.	281
4,721	Evercore, Inc.	515
16,955	Franklin Resources, Inc.	447
2,293	Interactive Brokers Group, Inc., Class - A	166
3,061	Intercontinental Exchange, Inc.	314
9,972	Invesco Ltd.	179
9,493	KKR & Co., Inc.	441
20,369	Morgan Stanley	1,732
686	Morningstar, Inc.	149
1,887	Nasdaq, Inc.	116
3,423	Northern Trust Corp.	303

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Markets (continued)
269	S&P Global, Inc.	$90
7,695	State Street Corp.	597
7,780	T. Rowe Price Group, Inc.	848
25,629	The Charles Schwab Corp.	2,134
7,506	The Goldman Sachs Group, Inc.	2,577
		15,810
	Chemicals — 1.74%
7,464	Air Products & Chemicals, Inc.	2,301
1,327	Albemarle Corp.	288
4,923	Axalta Coating Systems Ltd.(a)	125
1,640	Celanese Corp., Series A	168
30,439	CF Industries Holdings, Inc.	2,593
9,311	Corteva, Inc.	547
9,217	Dow, Inc.	464
13,063	DuPont de Nemours, Inc.	897
7,173	LyondellBasell Industries N.V., Class - A	596
24,876	Olin Corp.	1,317
6,716	PPG Industries, Inc.	844
		10,140
	Commercial Services & Supplies — 1.14%
11,948	Clean Harbors, Inc.(a)	1,364
54,698	Copart, Inc.(a)	3,330
3,003	IAA, Inc.(a)	120
1,270	Republic Services, Inc.	164
2,747	Stericycle, Inc.(a)	137
9,682	Waste Management, Inc.	1,519
		6,634
	Communications Equipment — 0.82%
90,637	Cisco Systems, Inc.	4,318
31,124	CommScope Holding Co., Inc.(a)	229
774	Motorola Solutions, Inc.	199
		4,746
	Construction & Engineering — 0.12%
3,578	AECOM	304
841	Arcosa, Inc.	46
2,295	Quanta Services, Inc.	327
		677
	Construction Materials — 0.16%
1,351	Martin Marietta Materials, Inc.	457
2,578	Vulcan Materials Co.	451
		908
	Consumer Finance — 1.04%
20,855	American Express Co.	3,081
20,025	Capital One Financial Corp.	1,862
6,409	Discover Financial Services	627

Shares	Security Description	Value (000)
	Consumer Finance (continued)
14,450	OneMain Holdings, Inc.	$481
		6,051
	Containers & Packaging — 0.36%
262	AptarGroup, Inc.	29
27	Avery Dennison Corp.	5
22,939	Ball Corp.	1,174
10,608	International Paper Co.	367
2,050	Packaging Corporation of America	262
2,320	Silgan Holdings, Inc.	120
2,452	Sonoco Products Co.	149
		2,106
	Distributors — 0.11%
3,827	Genuine Parts Co.	664
	Diversified Consumer Services — 0.23%
33,749	Chegg, Inc.(a)	853
7,498	H&R Block, Inc.	274
3,097	Service Corp. International	214
		1,341
	Diversified Financial Services — 1.39%
7,259	Apollo Global Management, Inc.	463
21,384	Berkshire Hathaway, Inc., Class - B(a)	6,606
14,613	Equitable Holdings, Inc.	419
17,093	Jefferies Financial Group, Inc.	586
		8,074
	Diversified Telecommunication Services — 0.45%
26,095	AT&T, Inc.	480
43,713	Lumen Technologies, Inc.	228
48,780	Verizon Communications, Inc.	1,923
		2,631
	Electric Utilities — 1.89%
1,604	Alliant Energy Corp.	89
30,034	American Electric Power Company, Inc.	2,852
3,035	Constellation Energy Corp.	262
7,685	Duke Energy Corp.	791
1,914	Edison International	122
9,746	Eversource Energy	817
9,106	Exelon Corp.	394
3,311	Hawaiian Electric Industries, Inc.	139
35,480	NextEra Energy, Inc.	2,965
32,159	The Southern Co.	2,296
4,017	Xcel Energy, Inc.	282
		11,009
	Electrical Equipment — 0.77%
3,350	AMETEK, Inc.	468
12,355	Eaton Corp. PLC	1,939
16,658	Emerson Electric Co.	1,600

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electrical Equipment (continued)
3,984	Regal Rexnord Corp.	$478
		4,485
	Electronic Equipment, Instruments & Components — 0.04%
512	Dolby Laboratories, Inc., Class - A	36
1,050	Keysight Technologies, Inc.(a)	180
		216
	Energy Equipment & Services — 1.06%
26,930	Halliburton Co.	1,060
6,095	Helmerich & Payne, Inc.	302
153,313	Patterson-UTI Energy, Inc.	2,581
42,009	Schlumberger N.V.	2,246
		6,189
	Entertainment — 0.89%
2,063	Activision Blizzard, Inc.	158
14,871	Liberty Media Corp. - Liberty Formula One, Class - C(a)	889
4,935	Netflix, Inc.(a)	1,455
28,322	The Walt Disney Co.(a)	2,461
22,448	Warner Bros Discovery, Inc.(a)	213
		5,176
	Equity Real Estate Investment Trusts — 2.53%
4,517	Alexandria Real Estate Equities, Inc.	658
9,016	American Homes 4 Rent, Class - A	272
5,297	American Tower Corp.	1,122
11,771	Americold Realty Trust, Inc.	333
566	Apartment Income REIT Corp.	19
27,975	Brixmor Property Group, Inc.	634
7,024	Camden Property Trust	786
2,473	Crown Castle, Inc.	335
5,913	CubeSmart	238
9,861	Digital Realty Trust, Inc.	989
1,956	Equinix, Inc.	1,281
2,122	Equity Lifestyle Properties, Inc.	137
507	Essex Property Trust, Inc.	107
2,294	Extra Space Storage, Inc.	338
1,385	Federal Realty Investment Trust	140
2,505	Healthpeak Properties, Inc.	63
10,627	Invitation Homes, Inc.	315
5,259	Iron Mountain, Inc.	262
846	Lamar Advertising Co., Class - A	80
3,183	Life Storage, Inc.	314
2,029	Mid-America Apartment Communities, Inc.	319
20,968	Prologis, Inc.	2,363
2,688	Public Storage	753
19,572	Realty Income Corp.	1,241
6,543	Rexford Industrial Realty, Inc.	358
1,913	Sun Communities, Inc.	274

Shares	Security Description	Value (000)
	Equity Real Estate Investment Trusts (continued)
35,601	The Macerich Co.	$401
4,609	UDR, Inc.	179
8,362	VICI Properties, Inc.	271
1,573	WP Carey, Inc.	123
		14,705
	Food & Staples Retailing — 1.32%
3,254	Casey’s General Stores, Inc.	730
1,943	Costco Wholesale Corp.	887
9,412	Sysco Corp.	720
9,040	The Kroger Co.	403
34,781	Walmart, Inc.	4,931
		7,671
	Food Products — 1.09%
13,782	Archer-Daniels-Midland Co.	1,280
3,437	Campbell Soup Co.	195
16,807	Conagra Brands, Inc.	650
5,689	Flowers Foods, Inc.	164
12,760	General Mills, Inc.	1,070
2,450	Hormel Foods Corp.	112
10,284	Kellogg Co.	733
9,502	Mondelez International, Inc., Class - A	633
1,277	Post Holdings, Inc.(a)	115
1,964	The Hershey Co.	455
13,887	The Kraft Heinz Co.	565
6,256	Tyson Foods, Inc., Class - A	389
		6,361
	Gas Utilities — 0.02%
808	Atmos Energy Corp.	91
	Health Care Equipment & Supplies — 2.65%
48,674	Abbott Laboratories	5,345
5,533	Align Technology, Inc.(a)	1,167
2,461	Baxter International, Inc.	125
4,797	Becton Dickinson & Co.	1,220
3,501	Danaher Corp.	929
5,314	Dexcom, Inc.(a)	602
10,154	Edwards Lifesciences Corp.(a)	758
1,648	Enovis Corp.(a)	88
1,653	IDEXX Laboratories, Inc.(a)	674
2,647	Intuitive Surgical, Inc.(a)	702
37,560	Medtronic PLC	2,919
2,344	Penumbra, Inc.(a)	521
1,498	STERIS PLC	277
352	Teleflex, Inc.	88
		15,415
	Health Care Providers & Services — 3.60%
3,127	AmerisourceBergen Corp.	518
24,101	Centene Corp.(a)	1,977
11,241	Cigna Corp.	3,725

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Providers & Services (continued)
14,322	CVS Health Corp.	$1,335
4,252	Elevance Health, Inc.	2,181
4,756	HCA Healthcare, Inc.	1,141
2,789	Humana, Inc.	1,428
2,131	Laboratory Corporation of America Holdings	502
4,072	McKesson Corp.	1,527
992	Molina Heathcare, Inc.(a)	328
2,928	Quest Diagnostics, Inc.	458
11,048	UnitedHealth Group, Inc.	5,857
		20,977
	Health Care Technology — 0.33%
11,861	Veeva Systems, Inc., Class - A(a)	1,914
	Hotels, Restaurants & Leisure — 2.02%
3,359	Airbnb, Inc., Class - A(a)	287
7,828	Caesars Entertainment, Inc.(a)	326
2,249	Darden Restaurants, Inc.	311
23,594	DraftKings, Inc.(a)	269
148	Hilton Worldwide Holdings, Inc.	19
3,826	Hyatt Hotels Corp., Class - A(a)	346
1,434	Marriott International, Inc., Class - A	214
20,166	McDonald’s Corp.	5,313
51,410	Norwegian Cruise Line Holdings Ltd.(a)	629
16,947	Royal Caribbean Cruises Ltd.(a)	838
30,827	Starbucks Corp.	3,058
546	Vail Resorts, Inc.	130
		11,740
	Household Durables — 0.41%
3,443	D.R. Horton, Inc.	307
3,121	Garmin Ltd.	288
3,252	Leggett & Platt, Inc.	105
6,964	Lennar Corp., Class - A	630
83	Lennar Corp., Class - B	6
4,132	PulteGroup, Inc.	188
17,676	Toll Brothers, Inc.	883
		2,407
	Household Products — 1.83%
2,171	Church & Dwight Co., Inc.	175
16,240	Kimberly-Clark Corp.	2,205
1,218	The Clorox Co.	171
53,465	The Procter & Gamble Co.	8,103
		10,654
	Independent Power and Renewable Electricity Producers — 0.11%
26,502	Vistra Corp.	615
	Industrial Conglomerates — 0.71%
7,946	General Electric Co.	666

Shares	Security Description	Value (000)
	Industrial Conglomerates (continued)
16,050	Honeywell International, Inc.	$3,439
		4,105
	Insurance — 2.28%
23,465	Aflac, Inc.	1,688
560	Aon PLC, Class - A	168
3,483	Arthur J. Gallagher & Co.	657
1,195	Assurant, Inc.	149
1,709	Brown & Brown, Inc.	97
3,252	Cincinnati Financial Corp.	333
3,602	F&G Annuities & Life, Inc.(a)	72
52,976	Fidelity National Financial, Inc.	1,993
9,177	Lincoln National Corp.	282
2,577	Marsh & McLennan Companies, Inc.	426
26,353	MetLife, Inc.	1,907
7,077	Old Republic International Corp.	171
6,114	Prudential Financial, Inc.	608
2,797	RenaissanceRe Holdings Ltd.	515
26,534	The Allstate Corp.	3,599
2,945	The Progressive Corp.	382
3,246	W.R. Berkley Corp.	236
		13,283
	Interactive Media & Services — 3.49%
125,340	Alphabet, Inc., Class - A(a)	11,059
91,660	Alphabet, Inc., Class - C(a)	8,133
7,722	IAC, Inc.(a)	343
7,149	Match Group, Inc.(a)	297
16,886	ZoomInfo Technologies, Inc.(a)	508
		20,340
	Internet & Direct Marketing Retail — 2.34%
154,380	Amazon.com, Inc.(a)	12,967
15,760	eBay, Inc.	654
		13,621
	IT Services — 4.04%
2,831	Accenture PLC, Class - A	755
3,168	Akamai Technologies, Inc.(a)	267
1,853	Cognizant Technology Solutions Corp.	106
8,471	EPAM Systems, Inc.(a)	2,776
6,039	Fidelity National Information Services, Inc.	410
3,316	Fiserv, Inc.(a)	335
4,425	Global Payments, Inc.	439
13,957	GoDaddy, Inc., Class - A(a)	1,044
18,311	MasterCard, Inc., Class - A	6,367
13,322	Okta, Inc.(a)	910
6,910	Paychex, Inc.	799
26,250	PayPal Holdings, Inc.(a)	1,870
7,310	Snowflake, Inc., Class - A(a)	1,049
64,951	Thoughtworks Holding, Inc.(a)	662
4,247	VeriSign, Inc.(a)	873

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services (continued)
23,246	Visa, Inc., Class - A	$4,830
43	WEX, Inc.(a)	7
		23,499
	Leisure Products — 0.14%
1,780	Brunswick Corp.	128
2,849	Hasbro, Inc.	174
10,271	Mattel, Inc.(a)	183
3,276	Polaris, Inc.	331
		816
	Life Sciences Tools & Services — 1.29%
4,371	Agilent Technologies, Inc.	654
398	Bio-Rad Laboratories, Inc., Class - A(a)	167
1,294	Bruker Corp.	88
438	Charles River Laboratories International, Inc.(a)	95
710	IQVIA Holdings, Inc.(a)	145
2,796	Mettler-Toledo International, Inc.(a)	4,042
485	PerkinElmer, Inc.	68
2,339	QIAGEN N.V.(a)	117
3,456	Thermo Fisher Scientific, Inc.	1,904
720	Waters Corp.(a)	247
		7,527
	Machinery — 1.76%
11,054	AGCO Corp.	1,533
12,196	Caterpillar, Inc.	2,922
5,428	Cummins, Inc.	1,315
53	Donaldson Companies, Inc.	3
4,752	Dover Corp.	643
1,648	Esab Corp.	77
28	IDEX Corp.	6
6,910	Ingersoll Rand, Inc.	361
1,442	ITT, Inc.	117
1,244	Nordson Corp.	296
17,062	Oshkosh Corp.	1,505
7,507	Otis Worldwide Corp.	588
1,693	Parker Hannifin Corp.	493
2,490	The Timken Co.	176
1,711	Westinghouse Air Brake Technologies Corp.	171
485	Xylem, Inc.	54
		10,260
	Media — 0.91%
791	Cable One, Inc.	563
775	Charter Communications, Inc., Class - A(a)	263
84,982	Comcast Corp., Class - A	2,972
4,889	Fox Corp., Class - A	148
3,789	Omnicom Group, Inc.	309
31,758	Paramount Global, Class - B	536

Shares	Security Description	Value (000)
	Media (continued)
14,641	The Interpublic Group of Companies, Inc.	$488
		5,279
	Metals & Mining — 0.37%
18,550	Newmont Corp.	876
8,225	Nucor Corp.	1,083
1,912	Steel Dynamics, Inc.	187
		2,146
	Mortgage Real Estate Investment Trusts — 0.02%
15,165	Rithm Capital Corp.	124
	Multiline Retail — 0.64%
952	Dollar General Corp.	234
4,169	Dollar Tree, Inc.(a)	590
5,126	Ollie’s Bargain Outlet Holdings, Inc.(a)	240
17,745	Target Corp.	2,645
		3,709
	Multi-Utilities — 1.08%
2,674	Ameren Corp.	238
1,937	CMS Energy Corp.	123
1,642	Consolidated Edison, Inc.	156
24,990	Dominion Energy, Inc.	1,532
1,043	DTE Energy Co.	123
72,854	NiSource, Inc.	1,998
5,865	Public Service Enterprise Group, Inc.	359
951	Sempra Energy	147
17,371	WEC Energy Group, Inc.	1,629
		6,305
	Oil, Gas & Consumable Fuels — 3.71%
19,551	Antero Midstream Corp.	211
7,263	Cheniere Energy, Inc.	1,089
19,851	Chevron Corp.	3,563
5,077	ConocoPhillips	599
63,641	Coterra Energy, Inc.	1,564
30,851	Devon Energy Corp.	1,898
521	DT Midstream, Inc.	29
3,995	EOG Resources, Inc.	517
7,396	EQT Corp.	250
35,550	Exxon Mobil Corp.	3,920
16,993	Hess Corp.	2,410
11,538	Marathon Petroleum Corp.	1,343
26,124	Occidental Petroleum Corp.	1,646
6,401	ONEOK, Inc.	421
6,951	Targa Resources Corp.	511
41,203	The Williams Cos., Inc.	1,356
2,242	Valero Energy Corp.	284
		21,611
	Paper & Forest Products — 0.01%
964	Sylvamo Corp.	47

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Personal Products — 0.07%
1,700	The Estee Lauder Companies, Inc.	$422
	Pharmaceuticals — 5.02%
30,890	Bristol-Myers Squibb Co.	2,223
19,272	Eli Lilly & Co.	7,050
1,000	Jazz Pharmaceuticals PLC(a)	159
44,819	Johnson & Johnson	7,917
58,424	Merck & Co., Inc.	6,482
6,434	Organon & Co.	180
99,288	Pfizer, Inc.	5,088
8,046	Viatris, Inc.	90
		29,189
	Professional Services — 0.78%
26,820	CoStar Group, Inc.(a)	2,073
1,081	Equifax, Inc.	210
717	Jacobs Solutions, Inc.	86
1,829	Leidos Holdings, Inc.	192
825	Robert Half International, Inc.	61
10,910	Verisk Analytics, Inc., Class - A	1,925
		4,547
	Real Estate Management & Development — 0.17%
1,691	CBRE Group, Inc., Class - A(a)	130
4,563	Howard Hughes Corp.(a)	349
2,009	Jones Lang LaSalle, Inc.(a)	320
172,325	Opendoor Technologies, Inc.(a)	200
		999
	Road & Rail — 1.20%
4,011	CSX Corp.	124
2,655	Knight-Swift Transportation Holdings, Inc.	139
5,345	Norfolk Southern Corp.	1,317
1,462	Old Dominion Freight Line, Inc.	415
1,886	RXO, Inc.(a)	32
7,527	Ryder System, Inc.	629
13,196	Uber Technologies, Inc.(a)	326
2,943	U-Haul Holding Co.	162
327	U-Haul Holding Co.	20
18,473	Union Pacific Corp.	3,826
		6,990
	Semiconductors & Semiconductor Equipment — 4.08%
9,362	Advanced Micro Devices, Inc.(a)	606
3,728	Analog Devices, Inc.	612
21,151	Applied Materials, Inc.	2,060
2,567	Broadcom, Inc.	1,435
7,850	Enphase Energy, Inc.(a)	2,080
63,964	Intel Corp.	1,691
3,302	KLA Corp.	1,245
1,129	Lam Research Corp.	475
6,026	Marvell Technology, Inc.	223

Shares	Security Description	Value (000)
	Semiconductors & Semiconductor Equipment (continued)
2,758	Micron Technology, Inc.	$138
50,260	NVIDIA Corp.	7,344
7,270	QUALCOMM, Inc.	799
3,842	Skyworks Solutions, Inc.	350
23,905	Texas Instruments, Inc.	3,950
6,964	Universal Display Corp.	752
		23,760
	Software — 9.25%
12,361	Adobe, Inc.(a)	4,160
10,190	Autodesk, Inc.(a)	1,904
27,227	Manhattan Associates, Inc.(a)	3,305
139,124	Microsoft Corp.	33,364
56,988	Oracle Corp.	4,658
8,321	PAYCOM Software, Inc.(a)	2,582
41	Roper Technologies, Inc.	18
3,137	Salesforce, Inc.(a)	416
8,243	ServiceNow, Inc.(a)	3,201
668	Synopsys, Inc.(a)	213
		53,821
	Specialty Retail — 2.45%
1,187	Advance Auto Parts, Inc.	175
2,829	AutoNation, Inc.(a)	304
22	AutoZone, Inc.(a)	54
6,524	Bath & Body Works, Inc.	275
7,757	Best Buy Co., Inc.	622
4,609	Dick’s Sporting Goods, Inc.	554
923	Five Below, Inc.(a)	163
36,426	Floor & Decor Holdings, Inc., Class - A(a)	2,536
3,541	Lowe’s Companies, Inc.	706
7,287	Penske Automotive Group, Inc.	837
17,296	The Home Depot, Inc.	5,464
21,249	The TJX Companies, Inc.	1,691
2,059	Tractor Supply Co.	463
2,174	Victoria’s Secret & Co.(a)	78
3,016	Williams-Sonoma, Inc.	347
		14,269
	Technology Hardware, Storage & Peripherals — 6.69%
281,306	Apple, Inc.	36,549
83,952	HP, Inc.	2,256
2,448	NetApp, Inc.	147
		38,952
	Textiles, Apparel & Luxury Goods — 0.33%
6,619	Capri Holdings Ltd.(a)	379
9,230	NIKE, Inc., Class - B	1,080
1,533	Ralph Lauren Corp.	162
7,801	Tapestry, Inc.	297
		1,918

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Tobacco — 0.40%
36,600	Altria Group, Inc.	$1,673
6,325	Philip Morris International, Inc.	640
		2,313
	Trading Companies & Distributors — 0.34%
13,428	Fastenal Co.	635
1,130	Watsco, Inc.	282
8,335	WESCO International, Inc.(a)	1,044
		1,961
	Water Utilities — 0.03%
1,178	American Water Works Co., Inc.	180
	Wireless Telecommunication Services — 0.57%
23,667	T-Mobile US, Inc.(a)	3,313
	Total Common Stocks	575,086

Shares	Security Description	Value (000)
	Investment Company — 1.09%
6,350,021	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.09%(b)	$6,350
	Total Investment Company	6,350
	Total Investments (cost $291,595) — 99.91%	581,436
	Other assets in excess of liabilities — 0.09%	535
	Net Assets — 100.00%	$581,971

(a)	Represents non-income producing security.

(b)	Annualized 7-day yield as of period-end.

REIT—Real Estate Investment Trust

As of December 31, 2022, 100% of the Portfolio’s net assets were managed by Parametric Portfolio Associates, LLC.

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2022.

Futures Contracts Purchased*

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	18	3/17/23	$3,474	$19
E-Mini S&P Midcap 400 Future	6	3/17/23	1,466	24
			$4,940	$43
	Total Unrealized Appreciation			$43
	Total Unrealized Depreciation			—
	Total Net Unrealized Appreciation/(Depreciation)			$43

*	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 98.24%
	Aerospace & Defense — 1.20%
5,461	General Dynamics Corp.	$1,355
391	HEICO Corp.	60
728	HEICO Corp., Class - A	87
4,826	L3Harris Technologies, Inc.	1,005
3,831	Northrop Grumman Corp.	2,090
33,522	Raytheon Technologies Corp.	3,383
475	TransDigm Group, Inc.	299
		8,279
	Air Freight & Logistics — 0.08%
4,946	Expeditors International of Washington, Inc.	514
1,658	GXO Logistics, Inc.(a)	71
		585
	Airlines — 0.15%
10,129	Alaska Air Group, Inc.(a)	435
18,665	Delta Air Lines, Inc.(a)	613
		1,048
	Automobiles — 1.22%
67,780	Dr Ing hc F Porsche AG, ADR(a)	712
71,725	Ford Motor Co.	834
55,697	Tesla, Inc.(a)	6,861
		8,407
	Banks — 2.64%
21,822	Bank of America Corp.	723
13,206	Bank OZK	529
13,240	Citizens Financial Group, Inc.	521
40,559	Comerica, Inc.	2,711
1,150	Cullen/Frost Bankers, Inc.	154
29,928	East West Bancorp, Inc.	1,972
86,090	First Horizon Corp.	2,109
3,853	First Republic Bank	470
36,888	Huntington Bancshares, Inc.	520
23,824	JPMorgan Chase & Co.	3,196
74,674	KeyCorp	1,301
106,556	Regions Financial Corp.	2,297
209	SVB Financial Group(a)	48
34,522	Zions Bancorp NA	1,697
		18,248
	Beverages — 1.65%
7,236	Brown-Forman Corp., Class - B	475
8,931	Monster Beverage Corp.(a)	907
29,046	PepsiCo, Inc.	5,248
74,917	The Coca-Cola Co.	4,765
		11,395
	Biotechnology — 2.32%
10,186	AbbVie, Inc.	1,646
9,107	Alnylam Pharmaceuticals, Inc.(a)	2,164

Shares	Security Description	Value (000)
	Biotechnology (continued)
15,151	Amgen, Inc.	$3,979
19,253	Moderna, Inc.(a)	3,458
14,430	Natera, Inc.(a)	580
800	Neurocrine Biosciences, Inc.(a)	96
2,019	Regeneron Pharmaceuticals, Inc.(a)	1,457
1,014	Seagen, Inc.(a)	130
8,719	Vertex Pharmaceuticals, Inc.(a)	2,518
		16,028
	Building Products — 0.26%
404	Armstrong World Industries, Inc.	28
17,452	Carrier Global Corp.	720
50,415	Resideo Technologies, Inc.(a)	829
1,218	Trane Technologies PLC	205
		1,782
	Capital Markets — 2.56%
2,335	CBOE Global Markets, Inc.	293
6,242	CME Group, Inc.	1,050
1,203	FactSet Research Systems, Inc.	483
2,582	Intercontinental Exchange, Inc.	265
143,372	Invesco Ltd.	2,579
18,395	Janus Henderson Group PLC	433
713	LPL Financial Holdings, Inc.	154
349	MarketAxess Holdings, Inc.	97
1,577	Moody’s Corp.	439
31,488	Morgan Stanley	2,677
390	Morningstar, Inc.	84
838	MSCI, Inc.	390
36,398	Robinhood Markets, Inc., Class - A(a)	296
11,523	S&P Global, Inc.	3,860
2,032	T. Rowe Price Group, Inc.	222
16,324	The Charles Schwab Corp.	1,359
8,823	The Goldman Sachs Group, Inc.	3,030
		17,711
	Chemicals — 1.67%
3,430	Air Products & Chemicals, Inc.	1,057
17,677	CF Industries Holdings, Inc.	1,506
30,407	Ecolab, Inc.	4,426
999	FMC Corp.	125
28,629	LyondellBasell Industries N.V., Class - A	2,377
19,809	The Chemours Co.	607
5,811	The Scotts Miracle-Gro Co.	282
4,752	The Sherwin-Williams Co.	1,128
		11,508
	Commercial Services & Supplies — 0.29%
1,845	Cintas Corp.	833
13,304	Copart, Inc.(a)	810
2,752	Waste Connections, Inc.	365
		2,008

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Communications Equipment — 0.81%
4,776	Arista Networks, Inc.(a)	$580
101,754	Cisco Systems, Inc.	4,848
825	F5, Inc.(a)	118
153	Motorola Solutions, Inc.	39
		5,585
	Construction & Engineering — 0.01%
374	Quanta Services, Inc.	53
	Consumer Finance — 0.35%
95	Credit Acceptance Corp.(a)	45
141,214	SLM Corp.	2,344
		2,389
	Containers & Packaging — 0.26%
1,280	AptarGroup, Inc.	141
747	Avery Dennison Corp.	135
841	Packaging Corporation of America	108
14,972	Silgan Holdings, Inc.	775
19,072	WestRock Co.	671
		1,830
	Distributors — 0.09%
2,966	Genuine Parts Co.	515
381	Pool Corp.	115
		630
	Diversified Consumer Services — 0.02%
1,727	Service Corp. International	119
	Diversified Financial Services — 1.26%
18,726	Berkshire Hathaway, Inc., Class - B(a)	5,784
34,972	Equitable Holdings, Inc.	1,004
31,527	Voya Financial, Inc.	1,939
		8,727
	Electric Utilities — 1.01%
15,796	Edison International	1,005
3,738	Entergy Corp.	421
60,365	FirstEnergy Corp.	2,531
23,487	Hawaiian Electric Industries, Inc.	983
4,256	NextEra Energy, Inc.	356
36,550	NRG Energy, Inc.	1,163
12,422	OGE Energy Corp.	491
		6,950
	Electrical Equipment — 0.36%
5,157	AMETEK, Inc.	721
13,294	Emerson Electric Co.	1,276
1,210	Hubbell, Inc.	284
931	Rockwell Automation, Inc.	240
		2,521
	Electronic Equipment, Instruments & Components — 0.16%
12,210	Amphenol Corp., Class - A	930

Shares	Security Description	Value (000)
	Electronic Equipment, Instruments & Components (continued)
2,343	Vontier Corp.	$45
376	Zebra Technologies Corp.(a)	96
		1,071
	Energy Equipment & Services — 0.25%
32,149	Schlumberger N.V.	1,719
	Entertainment — 0.74%
13,500	Netflix, Inc.(a)	3,980
18,120	ROBLOX Corp., Class - A(a)	516
7,295	Spotify Technology SA(a)	576
248	The Walt Disney Co.(a)	22
		5,094
	Equity Real Estate Investment Trusts — 2.35%
9,920	American Tower Corp.	2,102
16,012	Equinix, Inc.	10,487
1,608	Equity Lifestyle Properties, Inc.	104
61,808	Medical Properties Trust, Inc.	689
10,405	Omega Healthcare Investors, Inc.	291
866	Realty Income Corp.	55
52,271	SITE Centers Corp.	714
40,605	Ventas, Inc.	1,829
		16,271
	Food & Staples Retailing — 1.87%
18,462	Costco Wholesale Corp.	8,427
8,706	Sysco Corp.	666
1,413	Walgreens Boots Alliance, Inc.	53
26,416	Walmart, Inc.	3,746
		12,892
	Food Products — 1.13%
70,463	Conagra Brands, Inc.	2,727
5,224	Hormel Foods Corp.	238
413	Lamb Weston Holdings, Inc.	37
5,092	McCormick & Company, Inc.	422
56,218	Mondelez International, Inc., Class - A	3,746
1,045	The Hershey Co.	242
2,332	The J.M. Smucker Co.	370
		7,782
	Gas Utilities — 0.53%
33,223	National Fuel Gas Co.	2,103
42,971	UGI Corp.	1,593
		3,696
	Health Care Equipment & Supplies — 3.75%
51,368	Abbott Laboratories	5,640
10,657	Baxter International, Inc.	543
4,799	Becton Dickinson & Co.	1,220
10,892	Boston Scientific Corp.(a)	504
22,316	Danaher Corp.	5,923
15,756	Dexcom, Inc.(a)	1,784

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Equipment & Supplies (continued)
15,477	Edwards Lifesciences Corp.(a)	$1,155
1,344	Embecta Corp.	34
2,690	IDEXX Laboratories, Inc.(a)	1,097
16,496	Intuitive Surgical, Inc.(a)	4,377
4,072	ResMed, Inc.	848
9,642	Stryker Corp.	2,357
3,346	Zimmer Biomet Holdings, Inc.	427
		25,909
	Health Care Providers & Services — 3.52%
22,388	Acadia Healthcare Co., Inc.(a)	1,843
1,650	Centene Corp.(a)	135
22,394	CVS Health Corp.	2,087
5,215	Elevance Health, Inc.	2,675
3,283	Henry Schein, Inc.(a)	262
1,952	Laboratory Corporation of America Holdings	460
4,595	McKesson Corp.	1,724
2,799	Quest Diagnostics, Inc.	438
27,787	UnitedHealth Group, Inc.	14,732
		24,356
	Health Care Technology — 0.06%
2,596	Veeva Systems, Inc., Class - A(a)	419
	Hotels, Restaurants & Leisure — 2.65%
18,573	Airbnb, Inc., Class - A(a)	1,588
1,179	Booking Holdings, Inc.(a)	2,376
31,802	Carnival Corp.(a)	256
1,800	Chipotle Mexican Grill, Inc.(a)	2,497
1,046	Choice Hotels International, Inc.	118
9,159	Marriott International, Inc., Class - A	1,364
1,090	McDonald’s Corp.	287
98,020	Starbucks Corp.	9,724
310	Vail Resorts, Inc.	74
		18,284
	Household Durables — 0.03%
2,470	Garmin Ltd.	228
	Household Products — 1.26%
5,143	Church & Dwight Co., Inc.	415
9,514	Colgate-Palmolive Co.	750
7,129	Kimberly-Clark Corp.	968
2,554	The Clorox Co.	358
41,123	The Procter & Gamble Co.	6,232
		8,723
	Independent Power and Renewable Electricity Producers — 0.17%
51,268	Vistra Corp.	1,189
	Industrial Conglomerates — 0.49%
12,543	3M Co.	1,504

Shares	Security Description	Value (000)
	Industrial Conglomerates (continued)
11,662	General Electric Co.	$977
4,278	Honeywell International, Inc.	917
		3,398
	Insurance — 2.34%
9,715	Aflac, Inc.	699
7,992	Aon PLC, Class - A	2,398
1,155	Arthur J. Gallagher & Co.	218
16,505	Axis Capital Holdings Ltd.	894
11,297	Chubb Ltd.	2,491
171	Erie Indemnity Co., Class - A	43
628	F&G Annuities & Life, Inc.(a)	13
43,476	Lincoln National Corp.	1,336
11,845	Marsh & McLennan Companies, Inc.	1,959
22,534	Principal Financial Group, Inc.	1,891
4,893	Prudential Financial, Inc.	487
7,591	Reinsurance Group of America	1,079
5,565	The Progressive Corp.	722
6,974	The Travelers Companies, Inc.	1,308
15,794	Unum Group	648
		16,186
	Interactive Media & Services — 4.24%
123,480	Alphabet, Inc., Class - A(a)	10,895
165,860	Alphabet, Inc., Class - C(a)	14,715
646	IAC, Inc.(a)	29
1,412	Match Group, Inc.(a)	59
29,977	Meta Platforms, Inc., Class - A(a)	3,608
		29,306
	Internet & Direct Marketing Retail — 3.46%
255,200	Amazon.com, Inc.(a)	21,437
2,900	MercadoLibre, Inc.(a)	2,454
		23,891
	IT Services — 7.78%
12,354	Accenture PLC, Class - A	3,297
120,103	Adyen N.V., ADR(a)	1,657
57,727	Automatic Data Processing, Inc.	13,789
2,371	Broadridge Financial Solutions, Inc.	318
2,241	Cognizant Technology Solutions Corp.	128
756	Fiserv, Inc.(a)	76
1,270	FleetCor Technologies, Inc.(a)	233
7,975	Global Payments, Inc.	792
1,598	Jack Henry & Associates, Inc.	281
17,081	MasterCard, Inc., Class - A	5,940
18,740	Okta, Inc.(a)	1,281
34,688	PayPal Holdings, Inc.(a)	2,470
12,281	Snowflake, Inc., Class - A(a)	1,763
104,737	Visa, Inc., Class - A	21,760
		53,785

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Leisure Products — 0.02%
1,422	Polaris, Inc.	$144
	Life Sciences Tools & Services — 1.20%
4,564	Bio-Techne Corp.	378
440	Bruker Corp.	30
758	Mettler-Toledo International, Inc.(a)	1,096
239	PerkinElmer, Inc.	34
10,833	Thermo Fisher Scientific, Inc.	5,965
2,297	Waters Corp.(a)	787
		8,290
	Machinery — 1.79%
9,555	Caterpillar, Inc.	2,289
4,840	Deere & Co.	2,075
3,369	Dover Corp.	456
5,857	Fortive Corp.	376
1,569	Graco, Inc.	106
2,179	IDEX Corp.	498
8,257	Illinois Tool Works, Inc.	1,819
6,973	Ingersoll Rand, Inc.	364
506	Nordson Corp.	120
8,726	Otis Worldwide Corp.	683
11,372	The Middleby Corp.(a)	1,523
927	The Toro Co.	105
14,765	Westinghouse Air Brake Technologies Corp.	1,474
4,438	Xylem, Inc.	491
		12,379
	Media — 0.32%
4,935	Omnicom Group, Inc.	403
74,543	Paramount Global, Class - B	1,258
17,241	The Interpublic Group of Companies, Inc.	574
		2,235
	Mortgage Real Estate Investment Trusts — 0.27%
183,185	Rithm Capital Corp.	1,497
20,515	Starwood Property Trust, Inc.	376
		1,873
	Multiline Retail — 0.13%
939	Dollar General Corp.	231
4,517	Dollar Tree, Inc.(a)	639
		870
	Multi-Utilities — 0.63%
84,210	CenterPoint Energy, Inc.	2,525
15,797	DTE Energy Co.	1,857
		4,382
	Oil, Gas & Consumable Fuels — 4.06%
54,988	Antero Midstream Corp.	593
13,600	Chevron Corp.	2,441
24,368	ConocoPhillips	2,875

Shares	Security Description	Value (000)
	Oil, Gas & Consumable Fuels (continued)
79,339	Devon Energy Corp.	$4,881
7,898	DT Midstream, Inc.	436
21,212	EQT Corp.	718
37,447	Exxon Mobil Corp.	4,130
114,575	Marathon Oil Corp.	3,102
13,944	ONEOK, Inc.	916
4,640	Pioneer Natural Resources Co.	1,060
95,111	Range Resources Corp.	2,380
28,597	Targa Resources Corp.	2,102
73,536	The Williams Cos., Inc.	2,419
		28,053
	Personal Products — 0.60%
16,695	The Estee Lauder Companies, Inc.	4,142
	Pharmaceuticals — 5.03%
32,406	Eli Lilly & Co.	11,855
31,287	Johnson & Johnson	5,527
55,581	Merck & Co., Inc.	6,167
62,704	Novo Nordisk A/S, ADR	8,486
5,558	Organon & Co.	155
33,876	Pfizer, Inc.	1,736
11,882	Viatris, Inc.	132
4,740	Zoetis, Inc.	695
		34,753
	Professional Services — 0.17%
3,010	CoStar Group, Inc.(a)	233
2,353	Equifax, Inc.	457
2,931	Verisk Analytics, Inc., Class - A	517
		1,207
	Real Estate Management & Development — 0.01%
1,272	CBRE Group, Inc., Class - A(a)	98
	Road & Rail — 1.66%
124,263	CSX Corp.	3,850
1,274	Landstar System, Inc.	208
562	Old Dominion Freight Line, Inc.	159
70,316	Uber Technologies, Inc.(a)	1,739
916	U-Haul Holding Co.	55
8,244	U-Haul Holding Co.	453
24,231	Union Pacific Corp.	5,018
		11,482
	Semiconductors & Semiconductor Equipment — 3.88%
71,539	Advanced Micro Devices, Inc.(a)	4,634
8,866	Analog Devices, Inc.	1,454
6,209	Applied Materials, Inc.	605
7,015	Broadcom, Inc.	3,922
4,234	First Solar, Inc.(a)	634
63,448	Intel Corp.	1,677
1,378	KLA Corp.	520

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
1,153	Lam Research Corp.	$485
28,189	Marvell Technology, Inc.	1,044
3,708	Microchip Technology, Inc.	260
7,602	Micron Technology, Inc.	380
52,413	NVIDIA Corp.	7,660
3,257	ON Semiconductor Corp.(a)	203
30,091	QUALCOMM, Inc.	3,308
		26,786
	Software — 10.28%
12,173	Adobe, Inc.(a)	4,097
1,974	ANSYS, Inc.(a)	477
11,429	Atlassian Corp., Class - A(a)	1,471
8,581	Crowdstrike Holdings, Inc., Class - A(a)	903
6,515	Fortinet, Inc.(a)	319
5,422	Intuit, Inc.	2,110
183,203	Microsoft Corp.	43,936
63,347	Oracle Corp.	5,178
1,131	Palo Alto Networks, Inc.(a)	158
2,476	Roper Technologies, Inc.	1,070
73,714	Salesforce, Inc.(a)	9,774
1,391	SS&C Technologies Holdings, Inc.	72
151	Synopsys, Inc.(a)	48
24,605	The Trade Desk, Inc., Class - A(a)	1,103
1,628	VMware, Inc., Class - A(a)	200
566	Workday, Inc., Class - A(a)	95
		71,011
	Specialty Retail — 3.66%
854	Advance Auto Parts, Inc.	126
597	AutoZone, Inc.(a)	1,472
5,882	Best Buy Co., Inc.	472
376	Burlington Stores, Inc.(a)	76
41,191	Lowe’s Companies, Inc.	8,206
3,411	O’Reilly Automotive, Inc.(a)	2,879
9,045	Ross Stores, Inc.	1,050
14,204	The Home Depot, Inc.	4,486

Shares	Security Description	Value (000)
	Specialty Retail (continued)
70,625	The TJX Companies, Inc.	$5,622
1,256	Tractor Supply Co.	283
1,253	Ulta Beauty, Inc.(a)	588
		25,260
	Technology Hardware, Storage & Peripherals — 6.93%
368,386	Apple, Inc.	47,864
	Textiles, Apparel & Luxury Goods — 1.83%
960	Kontoor Brands, Inc.	38
9,221	Lululemon Athletica, Inc.(a)	2,954
29,287	LVMH Moet Hennessy Louis Vuitton SE, ADR	4,244
45,478	NIKE, Inc., Class - B	5,321
4,000	V.F. Corp.	110
		12,667
	Tobacco — 0.26%
17,508	Philip Morris International, Inc.	1,772
	Trading Companies & Distributors — 0.33%
23,095	Air Lease Corp.	887
14,448	Fastenal Co.	684
1,221	W.W. Grainger, Inc.	679
		2,250
	Wireless Telecommunication Services — 0.19%
9,465	T-Mobile US, Inc.(a)	1,325
	Total Common Stocks	678,845
	Investment Company — 0.53%
3,671,169	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.09%(b)	3,671
	Total Investment Company	3,671
	Total Investments (cost $241,409) — 98.77%	682,516
	Other assets in excess of liabilities — 1.23%	8,486
	Net Assets — 100.00%	$691,002

(a)	Represents non-income producing security.

(b)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2022 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2022.

The Growth Equity Portfolio	Jennison Associates, LLC	Parametric Portfolio Associates, LLC	Total
Common Stocks	19.08%	79.16%	98.24%
Investment Companies	—	0.53%	0.53%
Other Assets (Liabilities)	1.11%	0.12%	1.23%
Total Net Assets	20.19%	79.81%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2022.

Futures Contracts Purchased*

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	5	3/17/23	$965	$4
NASDAQ 100 E Mini Future	8	3/17/23	1,764	(28)
			$2,729	$(24)
	Total Unrealized Appreciation			$4
	Total Unrealized Depreciation			(28)
	Total Net Unrealized Appreciation/(Depreciation)			$(24)

*	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 67.43%
	Aerospace & Defense — 1.06%
9,795	General Dynamics Corp.	$2,430
1,244	HEICO Corp.	191
2,091	HEICO Corp., Class - A	251
10,762	Howmet Aerospace, Inc.	424
5,086	Huntington Ingalls Industries, Inc.	1,173
9,451	L3Harris Technologies, Inc.	1,968
9,053	Lockheed Martin Corp.	4,405
7,576	Northrop Grumman Corp.	4,133
43,284	Raytheon Technologies Corp.	4,369
6,205	Textron, Inc.	439
16,458	The Boeing Co.(a)	3,135
5,936	TransDigm Group, Inc.	3,737
		26,655
	Air Freight & Logistics — 0.33%
14,179	C.H. Robinson Worldwide, Inc.	1,298
12,002	Expeditors International of Washington, Inc.	1,247
7,199	FedEx Corp.	1,247
25,235	United Parcel Service, Inc., Class - B	4,387
		8,179
	Airlines — 0.01%
4,579	Delta Air Lines, Inc.(a)	150
4,234	Southwest Airlines Co.(a)	143
		293
	Auto Components — 0.05%
7,743	Aptiv PLC(a)	722
6,867	BorgWarner, Inc.	276
1,710	Lear Corp.	212
		1,210
	Automobiles — 0.78%
34,793	Dr Ing hc F Porsche AG, ADR(a)	365
12,696	Ferrari N.V.	2,720
115,041	Ford Motor Co.	1,338
40,314	General Motors Co.	1,356
14,742	Lucid Group, Inc.^(a)	101
8,761	Rivian Automotive, Inc., Class - A(a)	161
109,084	Tesla, Inc.(a)	13,437
		19,478
	Banks — 1.46%
211,176	Bank of America Corp.	6,994
56,431	Citigroup, Inc.	2,552
14,893	Citizens Financial Group, Inc.	586
20,232	Fifth Third Bancorp	664
374	First Citizens BancShares, Inc., Class - A	284
15,467	First Horizon Corp.	379
5,393	First Republic Bank	657
41,258	Huntington Bancshares, Inc.	582
85,303	JPMorgan Chase & Co.	11,440

Shares	Security Description	Value (000)
	Banks (continued)
26,630	KeyCorp	$464
5,132	M&T Bank Corp.	744
11,930	PNC Financial Services Group, Inc.	1,884
26,845	Regions Financial Corp.	579
1,799	Signature Bank	207
1,673	SVB Financial Group(a)	385
39,114	Truist Financial Corp.	1,683
40,266	U.S. Bancorp	1,756
5,186	Webster Financial Corp.	246
109,796	Wells Fargo & Co.	4,533
		36,619
	Beverages — 1.08%
20,801	Brown-Forman Corp., Class - B	1,366
7,633	Constellation Brands, Inc., Class - A	1,769
50,828	Keurig Dr Pepper, Inc.	1,813
21,530	Molson Coors Beverage Co., Class - B	1,110
41,975	Monster Beverage Corp.(a)	4,262
44,869	PepsiCo, Inc.	8,106
134,502	The Coca-Cola Co.	8,554
		26,980
	Biotechnology — 1.56%
58,099	AbbVie, Inc.	9,391
7,287	Alnylam Pharmaceuticals, Inc.(a)	1,732
18,994	Amgen, Inc.	4,988
6,357	Biogen, Inc.(a)	1,760
11,858	BioMarin Pharmaceutical, Inc.(a)	1,227
4,903	Exact Sciences Corp.(a)	243
49,693	Gilead Sciences, Inc.	4,267
17,993	Incyte Corp.(a)	1,445
15,734	Moderna, Inc.(a)	2,826
10,427	Neurocrine Biosciences, Inc.(a)	1,245
4,532	Regeneron Pharmaceuticals, Inc.(a)	3,270
11,007	Seagen, Inc.(a)	1,414
13,486	Vertex Pharmaceuticals, Inc.(a)	3,894
82,670	Vitrolife AB	1,476
		39,178
	Building Products — 0.31%
16,303	A.O. Smith Corp.	933
2,569	Allegion PLC	270
2,203	Carlisle Cos., Inc.	519
39,574	Carrier Global Corp.	1,633
3,801	Fortune Brands Innovations, Inc.	217
23,489	Johnson Controls International PLC	1,504
3,421	Lennox International, Inc.	818
9,033	Masco Corp.	421
2,831	Owens Corning	241
7,937	Trane Technologies PLC	1,335
		7,891

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Markets — 2.61%
3,174	Ameriprise Financial, Inc.	$988
4,777	Ares Management Corp., Class - A	327
4,388	BlackRock, Inc., Class - A	3,109
20,560	Blackstone, Inc., Class - A	1,525
10,516	CBOE Global Markets, Inc.	1,319
32,586	CME Group, Inc.	5,480
3,437	Coinbase Global, Inc., Class - A^(a)	122
8,844	FactSet Research Systems, Inc.	3,548
8,637	Franklin Resources, Inc.	228
47,777	Intercontinental Exchange, Inc.	4,902
9,906	Invesco Ltd.	178
22,865	KKR & Co., Inc.	1,062
2,295	LPL Financial Holdings, Inc.	496
3,377	MarketAxess Holdings, Inc.	941
20,357	Moody’s Corp.	5,672
37,378	Morgan Stanley	3,178
2,328	MSCI, Inc.	1,083
13,128	Nasdaq, Inc.	806
5,645	Northern Trust Corp.	500
5,637	Raymond James Financial, Inc.	602
27,597	S&P Global, Inc.	9,244
3,419	SEI Investments Co.	199
10,802	State Street Corp.	838
6,552	T. Rowe Price Group, Inc.	715
21,887	The Bank of New York Mellon Corp.	996
5,679	The Carlyle Group, Inc.	169
131,253	The Charles Schwab Corp.	10,928
15,374	The Goldman Sachs Group, Inc.	5,279
16,496	Tradeweb Markets, Inc., Class - A	1,071
		65,505
	Chemicals — 1.01%
7,362	Air Products & Chemicals, Inc.	2,269
3,348	Albemarle Corp.	726
3,093	Celanese Corp., Series A	316
5,823	CF Industries Holdings, Inc.	496
25,786	Corteva, Inc.	1,516
21,049	Dow, Inc.	1,061
14,675	DuPont de Nemours, Inc.	1,007
3,702	Eastman Chemical Co.	301
7,369	Ecolab, Inc.	1,073
3,601	FMC Corp.	449
11,018	International Flavors & Fragrances, Inc.	1,155
31,460	Linde PLC	10,263
7,508	LyondellBasell Industries N.V., Class - A	623
8,145	PPG Industries, Inc.	1,024
6,181	RPM International, Inc.	602
9,750	The Mosaic Co.	428
8,545	The Sherwin-Williams Co.	2,028

Shares	Security Description	Value (000)
	Chemicals (continued)
1,104	Westlake Corp.	$113
		25,450
	Commercial Services & Supplies — 0.53%
2,673	Cintas Corp.	1,207
40,968	Copart, Inc.(a)	2,494
12,686	Republic Services, Inc.	1,636
27,835	Rollins, Inc.	1,018
30,630	Waste Connections, Inc.	4,060
17,937	Waste Management, Inc.	2,814
		13,229
	Communications Equipment — 0.40%
7,052	Arista Networks, Inc.(a)	856
127,565	Cisco Systems, Inc.	6,077
4,371	F5, Inc.(a)	627
30,123	Juniper Networks, Inc.	963
5,692	Motorola Solutions, Inc.	1,467
		9,990
	Construction & Engineering — 0.16%
4,111	Quanta Services, Inc.	586
75,679	WillScot Mobile Mini Holdings Corp.(a)	3,418
		4,004
	Construction Materials — 0.06%
1,786	Martin Marietta Materials, Inc.	604
5,341	Vulcan Materials Co.	935
		1,539
	Consumer Finance — 0.21%
9,550	Ally Financial, Inc.	233
18,468	American Express Co.	2,729
11,366	Capital One Financial Corp.	1,057
8,149	Discover Financial Services	797
13,542	Synchrony Financial	445
		5,261
	Containers & Packaging — 0.32%
69,662	Amcor PLC	829
2,373	Avery Dennison Corp.	430
21,805	Ball Corp.	1,116
37,723	Crown Holdings, Inc.	3,100
13,793	International Paper Co.	478
8,357	Packaging Corporation of America	1,069
13,709	Sealed Air Corp.	684
7,426	WestRock Co.	261
		7,967
	Distributors — 0.22%
5,035	Genuine Parts Co.	874
7,754	LKQ Corp.	414
14,088	Pool Corp.	4,259
		5,547

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Financial Services — 0.64%
54,628	Apollo Global Management, Inc.	$3,485
39,921	Berkshire Hathaway, Inc., Class - B(a)	12,332
11,230	Equitable Holdings, Inc.	322
		16,139
	Diversified Telecommunication Services — 0.47%
254,862	AT&T, Inc.	4,692
35,301	Liberty Global PLC, Class - C(a)	685
72,430	Lumen Technologies, Inc.	378
151,836	Verizon Communications, Inc.	5,983
		11,738
	Electric Utilities — 1.40%
25,131	Alliant Energy Corp.	1,388
26,342	American Electric Power Company, Inc.	2,501
38,658	Constellation Energy Corp.	3,333
31,851	Duke Energy Corp.	3,280
21,455	Edison International	1,365
11,393	Entergy Corp.	1,281
17,719	Evergy, Inc.	1,115
20,850	Eversource Energy	1,748
34,372	Exelon Corp.	1,486
33,827	FirstEnergy Corp.	1,418
63,504	NextEra Energy, Inc.	5,310
12,832	NRG Energy, Inc.	408
42,615	PG&E Corp.(a)	693
42,916	PPL Corp.	1,254
44,697	The Southern Co.	3,192
77,703	Xcel Energy, Inc.	5,448
		35,220
	Electrical Equipment — 0.25%
6,617	AMETEK, Inc.	925
11,728	Eaton Corp. PLC	1,841
17,314	Emerson Electric Co.	1,663
1,939	Generac Holdings, Inc.(a)	195
1,530	Hubbell, Inc.	359
14,740	Plug Power, Inc.(a)	182
3,322	Rockwell Automation, Inc.	856
4,532	Sensata Technologies Holding PLC	183
		6,204
	Electronic Equipment, Instruments & Components — 0.35%
17,906	Amphenol Corp., Class - A	1,363
1,932	Arrow Electronics, Inc.(a)	202
3,859	CDW Corp.	689
5,039	Cognex Corp.	237
22,910	Corning, Inc.	732
97,282	Halma PLC	2,321
5,096	Keysight Technologies, Inc.(a)	872
9,306	TE Connectivity Ltd.	1,068

Shares	Security Description	Value (000)
	Electronic Equipment, Instruments & Components (continued)
1,361	Teledyne Technologies, Inc.(a)	$544
7,175	Trimble, Inc.(a)	363
1,523	Zebra Technologies Corp.(a)	391
		8,782
	Energy Equipment & Services — 0.20%
29,254	Baker Hughes, Inc.	864
25,741	Halliburton Co.	1,013
57,840	Schlumberger N.V.	3,092
		4,969
	Entertainment — 0.79%
22,996	Activision Blizzard, Inc.	1,760
16,050	Electronic Arts, Inc.	1,961
5,515	Liberty Media Corp. - Liberty Formula One, Class - C(a)	330
4,847	Live Nation Entertainment, Inc.(a)	338
26,848	Netflix, Inc.(a)	7,916
17,805	ROBLOX Corp., Class - A(a)	507
3,437	Roku, Inc.(a)	140
3,212	Spotify Technology SA(a)	254
13,660	Take-Two Interactive Software, Inc.(a)	1,423
52,771	The Walt Disney Co.(a)	4,584
67,779	Warner Bros Discovery, Inc.(a)	643
		19,856
	Equity Real Estate Investment Trusts — 4.69%
27,795	Agree Realty Corp.	1,971
13,586	Alexandria Real Estate Equities, Inc.	1,979
206,458	American Homes 4 Rent, Class - A	6,223
29,507	American Tower Corp.	6,252
45,640	AvalonBay Communities, Inc.	7,372
4,247	Boston Properties, Inc.	287
79,764	Brixmor Property Group, Inc.	1,808
7,226	Camden Property Trust	809
53,870	CareTrust REIT, Inc.	1,001
43,336	Corporate Office Properties Trust	1,124
16,727	Crown Castle, Inc.	2,269
31,118	CubeSmart	1,252
15,487	Digital Realty Trust, Inc.	1,553
161,835	Empire State Realty Trust, Inc.	1,091
13,461	Equinix, Inc.	8,818
11,800	Equity Lifestyle Properties, Inc.	762
88,680	Equity Residential	5,232
3,410	Essex Property Trust, Inc.	723
9,253	Extra Space Storage, Inc.	1,362
15,509	First Industrial Realty Trust, Inc.	748
7,356	Gaming and Leisure Properties, Inc.	383
24,711	Getty Realty Corp.	836
42,589	Healthcare Realty Trust, Inc.	820
66,200	Healthpeak Properties, Inc.	1,660

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Equity Real Estate Investment Trusts (continued)
100,835	Host Hotels & Resorts, Inc.	$1,619
36,420	Independence Realty Trust, Inc.	614
6,691	Innovative Industrial Properties, Inc.	678
117,197	Invitation Homes, Inc.	3,474
45,218	Iron Mountain, Inc.	2,255
111,930	Kimco Realty Corp.	2,371
12,320	Life Storage, Inc.	1,214
31,041	LTC Properties, Inc.	1,103
17,050	Medical Properties Trust, Inc.	190
6,052	Mid-America Apartment Communities, Inc.	950
44,394	Phillips Edison & Co., Inc.	1,414
54,996	Plymouth Industrial REIT, Inc.	1,055
89,657	Prologis, Inc.	10,106
17,992	Public Storage	5,040
19,864	Realty Income Corp.	1,260
4,360	Regency Centers Corp.	273
12,761	Ryman Hospitality Properties, Inc.	1,044
5,454	SBA Communications Corp.	1,529
20,555	Simon Property Group, Inc.	2,415
13,978	Spirit Realty Capital, Inc.	558
58,744	Sun Communities, Inc.	8,399
56,863	Tanger Factory Outlet Centers, Inc.	1,020
16,801	UDR, Inc.	651
11,443	Ventas, Inc.	516
56,130	Veris Residential, Inc.(a)	894
105,695	VICI Properties, Inc.	3,424
61,975	Welltower, Inc.	4,062
21,458	Weyerhaeuser Co.	665
34,627	WP Carey, Inc.	2,706
		117,834
	Food & Staples Retailing — 0.83%
19,228	Costco Wholesale Corp.	8,778
14,889	Sysco Corp.	1,138
44,656	The Kroger Co.	1,990
40,151	Walgreens Boots Alliance, Inc.	1,500
51,817	Walmart, Inc.	7,348
		20,754
	Food Products — 1.14%
23,527	Archer-Daniels-Midland Co.	2,185
10,631	Bunge Ltd.	1,060
29,590	Campbell Soup Co.	1,679
46,827	Conagra Brands, Inc.	1,812
4,770	Darling Ingredients, Inc.(a)	299
32,277	General Mills, Inc.	2,707
32,531	Hormel Foods Corp.	1,482
23,674	Kellogg Co.	1,686
38,030	Lamb Weston Holdings, Inc.	3,398

Shares	Security Description	Value (000)
	Food Products (continued)
19,401	McCormick & Company, Inc.	$1,608
53,118	Mondelez International, Inc., Class - A	3,541
8,886	The Hershey Co.	2,058
11,137	The J.M. Smucker Co.	1,765
46,360	The Kraft Heinz Co.	1,887
22,666	Tyson Foods, Inc., Class - A	1,410
		28,577
	Gas Utilities — 0.08%
12,645	Atmos Energy Corp.	1,417
14,520	UGI Corp.	538
		1,955
	Health Care Equipment & Supplies — 2.72%
66,260	Abbott Laboratories	7,274
2,140	Align Technology, Inc.(a)	451
33,136	Baxter International, Inc.	1,689
13,191	Becton Dickinson & Co.	3,354
47,054	Boston Scientific Corp.(a)	2,177
62,189	Danaher Corp.	16,506
22,388	DENTSPLY SIRONA, Inc.	712
20,219	Dexcom, Inc.(a)	2,290
20,912	Edwards Lifesciences Corp.(a)	1,560
15,485	Hologic, Inc.(a)	1,159
12,802	IDEXX Laboratories, Inc.(a)	5,223
12,822	Insulet Corp.(a)	3,775
14,366	Intuitive Surgical, Inc.(a)	3,812
53,864	LivaNova PLC(a)	2,992
7,127	Masimo Corp.(a)	1,055
44,716	Medtronic PLC	3,476
2,660	Novocure Ltd.(a)	195
5,595	ResMed, Inc.	1,165
17,654	STERIS PLC	3,260
9,943	Stryker Corp.	2,431
2,521	Teleflex, Inc.	630
2,364	The Cooper Companies, Inc.	781
4,415	West Pharmaceutical Services, Inc.	1,039
8,950	Zimmer Biomet Holdings, Inc.	1,141
		68,147
	Health Care Providers & Services — 2.17%
9,979	AmerisourceBergen Corp.	1,654
18,228	Cardinal Health, Inc.	1,401
21,419	Centene Corp.(a)	1,756
9,409	Cigna Corp.	3,118
47,286	CVS Health Corp.	4,407
14,766	DaVita, Inc.(a)	1,102
12,835	Elevance Health, Inc.	6,584
6,729	HCA Healthcare, Inc.	1,615
14,115	Henry Schein, Inc.(a)	1,128
4,580	Humana, Inc.	2,346

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Providers & Services (continued)
3,415	Laboratory Corporation of America Holdings	$804
6,344	McKesson Corp.	2,379
3,366	Molina Heathcare, Inc.(a)	1,111
9,919	Quest Diagnostics, Inc.	1,552
43,726	UnitedHealth Group, Inc.	23,183
1,945	Universal Health Services, Inc., Class - B	274
		54,414
	Health Care Technology — 0.26%
122,190	Definitive Healthcare Corp.(a)	1,343
14,334	Teladoc Health, Inc.(a)	339
29,251	Veeva Systems, Inc., Class - A(a)	4,720
		6,402
	Hotels, Restaurants & Leisure — 1.38%
18,793	Airbnb, Inc., Class - A(a)	1,607
6,574	Aramark	272
1,145	Booking Holdings, Inc.(a)	2,307
6,086	Caesars Entertainment, Inc.(a)	253
28,078	Carnival Corp.(a)	226
1,811	Chipotle Mexican Grill, Inc.(a)	2,513
21,888	Choice Hotels International, Inc.	2,465
3,647	Darden Restaurants, Inc.	504
3,936	Domino’s Pizza, Inc.	1,363
4,306	Expedia Group, Inc.(a)	377
8,757	Hilton Worldwide Holdings, Inc.	1,107
7,402	Hyatt Hotels Corp., Class - A(a)	670
50,745	Intercontinental Hotels Group PLC	2,910
9,841	Las Vegas Sands Corp.(a)	473
11,552	Marriott International, Inc., Class - A	1,720
24,105	McDonald’s Corp.	6,353
10,103	MGM Resorts International	339
37,497	Planet Fitness, Inc., Class - A(a)	2,955
6,561	Royal Caribbean Cruises Ltd.(a)	324
33,502	Starbucks Corp.	3,323
2,693	Vail Resorts, Inc.	642
3,194	Wynn Resorts Ltd.(a)	263
13,574	YUM! Brands, Inc.	1,739
		34,705
	Household Durables — 0.51%
77,706	D.R. Horton, Inc.	6,927
7,448	Garmin Ltd.	687
7,480	Lennar Corp., Class - A	677
1,491	Mohawk Industries, Inc.(a)	152
11,593	Newell Brands, Inc.	152
92	NVR, Inc.(a)	424
5,947	PulteGroup, Inc.	271
170,595	TRI Pointe Homes, Inc.(a)	3,172

Shares	Security Description	Value (000)
	Household Durables (continued)
1,677	Whirlpool Corp.	$237
		12,699
	Household Products — 0.82%
21,900	Church & Dwight Co., Inc.	1,766
37,691	Colgate-Palmolive Co.	2,970
18,697	Kimberly-Clark Corp.	2,538
11,548	The Clorox Co.	1,621
76,664	The Procter & Gamble Co.	11,618
		20,513
	Independent Power and Renewable Electricity Producers — 0.05%
19,072	The AES Corp.	549
29,895	Vistra Corp.	693
		1,242
	Industrial Conglomerates — 0.39%
22,714	3M Co.	2,724
31,846	General Electric Co.	2,668
20,283	Honeywell International, Inc.	4,347
		9,739
	Insurance — 1.58%
17,674	Aflac, Inc.	1,271
2,063	American Financial Group, Inc.	283
21,969	American International Group, Inc.	1,389
8,574	Aon PLC, Class - A	2,573
10,830	Arch Capital Group Ltd.(a)	680
19,375	Arthur J. Gallagher & Co.	3,653
5,411	Assurant, Inc.	677
13,111	Brown & Brown, Inc.	747
13,976	Chubb Ltd.	3,082
4,366	Cincinnati Financial Corp.	447
4,559	Erie Indemnity Co., Class - A	1,134
2,279	Everest Re Group Ltd.	755
198	F&G Annuities & Life, Inc.(a)	4
10,679	Fidelity National Financial, Inc.	402
2,663	Globe Life, Inc.	321
4,722	Lincoln National Corp.	145
5,998	Loews Corp.	350
2,652	Markel Corp.(a)	3,493
34,333	Marsh & McLennan Companies, Inc.	5,681
20,065	MetLife, Inc.	1,452
6,922	Principal Financial Group, Inc.	581
10,764	Prudential Financial, Inc.	1,071
11,943	The Allstate Corp.	1,620
9,486	The Hartford Financial Services Group, Inc.	719
24,851	The Progressive Corp.	3,224
9,549	The Travelers Companies, Inc.	1,791
10,254	W.R. Berkley Corp.	745

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance (continued)
5,679	Willis Towers Watson PLC	$1,389
		39,679
	Interactive Media & Services — 2.36%
243,538	Alphabet, Inc., Class - A(a)	21,487
184,192	Alphabet, Inc., Class - C(a)	16,344
591,955	Auto Trader Group PLC	3,689
8,173	Match Group, Inc.(a)	339
92,752	Meta Platforms, Inc., Class - A(a)	11,162
127,024	Pinterest, Inc., Class - A(a)	3,084
52,903	Scout24 AG	2,657
31,217	Snap, Inc., Class - A(a)	279
7,532	ZoomInfo Technologies, Inc.(a)	227
		59,268
	Internet & Direct Marketing Retail — 1.55%
37,871	Alibaba Group Holding Ltd., ADR(a)	3,336
336,825	Amazon.com, Inc.(a)	28,295
3,460	Chewy, Inc., Class - A(a)	128
7,058	DoorDash, Inc., Class - A(a)	345
31,984	eBay, Inc.	1,326
26,169	Etsy, Inc.(a)	3,134
2,812	MercadoLibre, Inc.(a)	2,379
		38,943
	IT Services — 3.93%
18,400	Accenture PLC, Class - A	4,910
61,527	Adyen N.V., ADR(a)	849
1,231	Adyen N.V.(a)	1,698
5,479	Affirm Holdings, Inc.(a)	53
15,023	Akamai Technologies, Inc.(a)	1,267
12,141	Automatic Data Processing, Inc.	2,900
4,483	Black Knight, Inc.(a)	277
66,336	Block, Inc.(a)	4,169
7,917	Broadridge Financial Solutions, Inc.	1,062
14,988	Cognizant Technology Solutions Corp.	857
1,687	EPAM Systems, Inc.(a)	553
17,815	Fidelity National Information Services, Inc.	1,209
44,740	Fiserv, Inc.(a)	4,522
2,204	FleetCor Technologies, Inc.(a)	405
2,356	Gartner, Inc.(a)	792
36,991	Global Payments, Inc.	3,674
40,715	GoDaddy, Inc., Class - A(a)	3,046
31,197	International Business Machines Corp.	4,396
7,267	Jack Henry & Associates, Inc.	1,276
223,883	Marqeta, Inc., Class - A(a)	1,368
53,026	MasterCard, Inc., Class - A	18,438
2,061	MongoDB, Inc.(a)	406
4,803	Okta, Inc.(a)	328
9,320	Paychex, Inc.	1,077

Shares	Security Description	Value (000)
	IT Services (continued)
62,419	PayPal Holdings, Inc.(a)	$4,445
12,709	Snowflake, Inc., Class - A(a)	1,825
65,152	The Western Union Co.	897
8,279	Toast, Inc., Class - A(a)	149
4,947	Twilio, Inc., Class - A(a)	242
34,468	VeriSign, Inc.(a)	7,081
117,960	Visa, Inc., Class - A	24,505
		98,676
	Leisure Products — 0.02%
6,581	Hasbro, Inc.	402
	Life Sciences Tools & Services — 2.04%
46,123	Agilent Technologies, Inc.	6,903
20,965	Avantor, Inc.(a)	442
2,120	Bio-Rad Laboratories, Inc., Class - A(a)	892
8,708	Bio-Techne Corp.	721
1,443	Charles River Laboratories International, Inc.(a)	314
70,205	Eurofins Scientific SE	5,040
4,497	Illumina, Inc.(a)	909
17,539	IQVIA Holdings, Inc.(a)	3,594
3,942	Medpace Holdings, Inc.(a)	837
4,857	Mettler-Toledo International, Inc.(a)	7,021
32,060	PerkinElmer, Inc.	4,495
9,815	Repligen Corp.(a)	1,662
11,065	Sartorius Stedim Biotech	3,582
25,006	Thermo Fisher Scientific, Inc.	13,770
3,135	Waters Corp.(a)	1,074
		51,256
	Machinery — 1.07%
16,861	Caterpillar, Inc.	4,040
6,118	Cummins, Inc.	1,482
8,776	Deere & Co.	3,763
4,121	Dover Corp.	558
33,850	Fortive Corp.	2,175
20,737	IDEX Corp.	4,734
10,123	Illinois Tool Works, Inc.	2,230
11,600	Ingersoll Rand, Inc.	606
1,492	Nordson Corp.	355
24,358	Otis Worldwide Corp.	1,908
17,126	PACCAR, Inc.	1,695
3,736	Parker Hannifin Corp.	1,087
4,748	Pentair PLC	214
2,544	Snap-on, Inc.	581
4,663	Stanley Black & Decker, Inc.	350
5,028	Westinghouse Air Brake Technologies Corp.	502
5,156	Xylem, Inc.	570
		26,850
	Media — 0.52%
408	Cable One, Inc.	290

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Media (continued)
5,353	Charter Communications, Inc., Class - A(a)	$1,815
145,316	Comcast Corp., Class - A	5,082
7,016	Dish Network Corp.(a)	99
30,589	Fox Corp., Class - A	929
25,241	Fox Corp., Class - B	718
10,242	Liberty Broadband Corp., Class - C(a)	781
31,475	Liberty Global PLC, Class - A(a)	596
2,116	Liberty Media Corp. - Liberty SiriusXM, Class - A(a)	83
4,816	Liberty Media Corp. - Liberty SiriusXM, Class - C(a)	188
11,156	News Corp., Class - A	203
10,652	Omnicom Group, Inc.	869
17,275	Paramount Global, Class - B	292
112,742	Sirius XM Holdings, Inc.^	659
11,263	The Interpublic Group of Companies, Inc.	375
		12,979
	Metals & Mining — 0.23%
5,269	Alcoa Corp.	240
15,002	Cleveland-Cliffs, Inc.(a)	242
41,559	Freeport-McMoRan, Inc.	1,578
47,055	Newmont Corp.	2,221
7,694	Nucor Corp.	1,014
5,464	Steel Dynamics, Inc.	534
		5,829
	Mortgage Real Estate Investment Trusts — 0.02%
24,869	Annaly Capital Management, Inc.	524
	Multiline Retail — 0.38%
21,827	Dollar General Corp.	5,375
11,257	Dollar Tree, Inc.(a)	1,592
16,907	Target Corp.	2,520
		9,487
	Multi-Utilities — 0.93%
17,597	Ameren Corp.	1,564
18,046	CenterPoint Energy, Inc.	541
85,646	CMS Energy Corp.	5,423
22,619	Consolidated Edison, Inc.	2,156
39,651	Dominion Energy, Inc.	2,431
10,166	DTE Energy Co.	1,195
40,793	NiSource, Inc.	1,119
29,042	Public Service Enterprise Group, Inc.	1,780
12,721	Sempra Energy	1,966
54,726	WEC Energy Group, Inc.	5,132
		23,307
	Oil, Gas & Consumable Fuels — 2.13%
9,923	APA Corp.	463
27,891	Cheniere Energy, Inc.	4,182

Shares	Security Description	Value (000)
	Oil, Gas & Consumable Fuels (continued)
2,824	Chesapeake Energy Corp.	$267
54,164	Chevron Corp.	9,721
36,962	ConocoPhillips	4,362
55,393	Coterra Energy, Inc.	1,361
18,039	Devon Energy Corp.	1,110
5,179	Diamondback Energy, Inc.	708
17,009	EOG Resources, Inc.	2,203
27,629	EQT Corp.	935
124,709	Exxon Mobil Corp.	13,755
8,242	Hess Corp.	1,169
4,562	HF Sinclair Corp.	237
71,030	Kinder Morgan, Inc.	1,284
20,524	Marathon Oil Corp.	556
14,561	Marathon Petroleum Corp.	1,695
26,697	Occidental Petroleum Corp.	1,682
12,755	ONEOK, Inc.	838
7,295	Ovintiv, Inc.	370
13,740	Phillips 66	1,430
6,596	Pioneer Natural Resources Co.	1,506
6,233	Targa Resources Corp.	458
188	Texas Pacific Land Corp.	441
41,376	The Williams Cos., Inc.	1,362
11,323	Valero Energy Corp.	1,436
		53,531
	Personal Products — 0.12%
12,071	The Estee Lauder Companies, Inc.	2,995
	Pharmaceuticals — 2.40%
76,709	Bristol-Myers Squibb Co.	5,519
4,875	Catalent, Inc.(a)	219
19,734	Elanco Animal Health, Inc.(a)	241
32,905	Eli Lilly & Co.	12,038
14,571	Horizon Therapeutics PLC(a)	1,658
23	Jazz Pharmaceuticals PLC(a)	4
6,510	Jazz Pharmaceuticals PLC(a)	1,037
82,795	Johnson & Johnson	14,627
84,604	Merck & Co., Inc.	9,387
8,772	Novo Nordisk A/S, ADR	1,187
184,779	Pfizer, Inc.	9,468
34,648	Royalty Pharma PLC, Class - A	1,369
101,767	Viatris, Inc.	1,133
15,375	Zoetis, Inc.	2,253
		60,140
	Professional Services — 0.55%
13,553	Booz Allen Hamilton Holding Corp.	1,417
18,087	Clarivate PLC(a)	150
64,717	CoStar Group, Inc.(a)	5,001
4,424	Equifax, Inc.	860
6,399	Jacobs Solutions, Inc.	768

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Professional Services (continued)
10,855	Leidos Holdings, Inc.	$1,142
5,520	Robert Half International, Inc.	408
47,186	TransUnion	2,678
7,127	Verisk Analytics, Inc., Class - A	1,257
		13,681
	Real Estate Management & Development — 0.04%
12,505	CBRE Group, Inc., Class - A(a)	962
4,773	Zillow Group, Inc., Class - C(a)	154
		1,116
	Road & Rail — 0.88%
28,083	Canadian Pacific Railway Ltd.	2,094
62,706	CSX Corp.	1,943
4,978	JB Hunt Transport Services, Inc.	868
19,256	Knight-Swift Transportation Holdings, Inc.	1,010
6,829	Norfolk Southern Corp.	1,683
3,183	Old Dominion Freight Line, Inc.	904
187,092	Uber Technologies, Inc.(a)	4,626
2,520	U-Haul Holding Co.	139
42,546	Union Pacific Corp.	8,808
		22,075
	Semiconductors & Semiconductor Equipment — 2.19%
46,751	Advanced Micro Devices, Inc.(a)	3,028
15,157	Analog Devices, Inc.	2,486
25,268	Applied Materials, Inc.	2,461
13,582	Broadcom, Inc.	7,594
4,009	Enphase Energy, Inc.(a)	1,062
4,251	Entegris, Inc.	279
2,806	First Solar, Inc.(a)	420
119,436	Intel Corp.	3,157
4,171	KLA Corp.	1,573
3,990	Lam Research Corp.	1,677
25,208	Marvell Technology, Inc.	934
15,911	Microchip Technology, Inc.	1,118
31,541	Micron Technology, Inc.	1,576
1,269	Monolithic Power Systems, Inc.	449
105,320	NVIDIA Corp.	15,391
7,507	NXP Semiconductors N.V.	1,186
12,455	ON Semiconductor Corp.(a)	777
3,073	Qorvo, Inc.(a)	279
32,619	QUALCOMM, Inc.	3,586
4,709	Skyworks Solutions, Inc.	429
1,600	SolarEdge Technologies, Inc.(a)	453
4,604	Teradyne, Inc.	402
26,572	Texas Instruments, Inc.	4,390
3,702	Wolfspeed, Inc.(a)	256
		54,963

Shares	Security Description	Value (000)
	Software — 7.71%
26,928	Adobe, Inc.(a)	$9,060
13,621	ANSYS, Inc.(a)	3,291
33,242	Appfolio, Inc., Class - A(a)	3,503
900	Aspen Technology, Inc.(a)	185
5,373	Atlassian Corp., Class - A(a)	691
6,421	Autodesk, Inc.(a)	1,200
15,269	Bentley Systems, Inc., Class - B	565
2,673	Bill.com Holdings, Inc.(a)	291
26,176	Blackline, Inc.(a)	1,761
7,962	Cadence Design Systems, Inc.(a)	1,279
50,635	Ceridian HCM Holding, Inc.(a)	3,249
7,161	Cloudflare, Inc., Class - A(a)	324
7,385	Coupa Software, Inc.(a)	585
10,423	Crowdstrike Holdings, Inc., Class - A(a)	1,098
64,430	Dassault Systemes SE	2,310
7,312	Datadog, Inc., Class - A(a)	537
5,685	DocuSign, Inc.(a)	315
19,703	Dropbox, Inc., Class - A(a)	441
206,207	Duck Creek Technologies, Inc.(a)	2,485
5,762	Dynatrace, Inc.(a)	221
41,732	Elastic N.V.(a)	2,149
753	Fair Isaac Corp.(a)	451
19,565	Fortinet, Inc.(a)	957
65,407	Gen Digital, Inc.	1,402
3,562	Guidewire Software, Inc.(a)	223
10,477	HubSpot, Inc.(a)	3,029
18,685	Intuit, Inc.	7,273
24,765	Kinaxis, Inc.(a)	2,779
302,199	Microsoft Corp.	72,470
330,231	Momentive Global, Inc.(a)	2,312
110,552	Money Forward, Inc.	3,429
52,421	Oracle Corp.	4,285
47,014	Palantir Technologies, Inc., Class - A(a)	302
25,418	Palo Alto Networks, Inc.(a)	3,547
14,214	PAYCOM Software, Inc.(a)	4,411
9,807	Paylocity Holding Corp.(a)	1,905
53,058	Procore Technologies, Inc.(a)	2,503
3,180	PTC, Inc.(a)	382
9,976	Roper Technologies, Inc.	4,311
55,193	Salesforce, Inc.(a)	7,319
12,582	ServiceNow, Inc.(a)	4,885
87,378	Smartsheet, Inc., Class - A(a)	3,439
4,554	Splunk, Inc.(a)	392
6,551	SS&C Technologies Holdings, Inc.	341
4,383	Synopsys, Inc.(a)	1,399
34,025	The Descartes Systems Group, Inc.(a)	2,372
766,444	The Sage Group PLC	6,906
25,215	The Trade Desk, Inc., Class - A(a)	1,131
15,063	Tyler Technologies, Inc.(a)	4,857

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
7,180	Unity Software, Inc.(a)	$205
6,257	VMware, Inc., Class - A(a)	768
23,546	Workday, Inc., Class - A(a)	3,940
52,912	Xero Ltd.(a)	2,531
19,837	Zoom Video Communications, Inc., Class - A(a)	1,344
2,394	Zscaler, Inc.(a)	268
		193,608
	Specialty Retail — 1.24%
3,431	Advance Auto Parts, Inc.	505
877	AutoZone, Inc.(a)	2,163
7,225	Bath & Body Works, Inc.	304
6,183	Best Buy Co., Inc.	496
1,910	Burlington Stores, Inc.(a)	387
4,664	CarMax, Inc.(a)	284
18,018	Lowe’s Companies, Inc.	3,590
3,385	O’Reilly Automotive, Inc.(a)	2,857
10,199	Ross Stores, Inc.	1,184
33,139	The Home Depot, Inc.	10,468
83,823	The TJX Companies, Inc.	6,672
6,979	Tractor Supply Co.	1,570
1,442	Ulta Beauty, Inc.(a)	676
		31,156
	Technology Hardware, Storage & Peripherals — 2.94%
525,787	Apple, Inc.	68,315
7,176	DELL Technologies, Inc., Class - C	289
37,365	Hewlett Packard Enterprise Co.	596
30,122	HP, Inc.	809
121,735	NCR Corp.(a)	2,850
6,388	NetApp, Inc.	384
5,962	Seagate Technology Holdings PLC	314
8,973	Western Digital Corp.(a)	283
		73,840
	Textiles, Apparel & Luxury Goods — 0.38%
6,829	Lululemon Athletica, Inc.(a)	2,188
14,950	LVMH Moet Hennessy Louis Vuitton SE, ADR	2,166
41,786	NIKE, Inc., Class - B	4,889
9,551	V.F. Corp.	264
		9,507
	Tobacco — 0.36%
76,236	Altria Group, Inc.	3,485
54,265	Philip Morris International, Inc.	5,492
		8,977
	Trading Companies & Distributors — 0.21%
58,509	Fastenal Co.	2,769
6,001	Ferguson PLC	762
2,072	United Rentals, Inc.(a)	736

Shares	Security Description	Value (000)
	Trading Companies & Distributors (continued)
1,925	W.W. Grainger, Inc.	$1,071
		5,338
	Water Utilities — 0.09%
10,489	American Water Works Co., Inc.	1,599
15,766	Essential Utilities, Inc.	752
		2,351
	Wireless Telecommunication Services — 0.26%
46,325	T-Mobile US, Inc.(a)	6,486
	Total Common Stocks	1,691,828
	Contingent Right — 0.00%
	Biotechnology — 0.00%
14	Oncternal Therapeutics, Inc., 12/31/49(a)(b)	—
	Total Contingent Right	—
	Exchange-Traded Funds — 4.43%
1,555,200	Invesco S&P 500 Low Volatility ETF	99,377
30,458	SPDR S&P 500 ETF Trust	11,648
	Total Exchange-Traded Funds	111,025
	Investment Companies — 25.89%
887,411	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.04%^^(c)	887
648,514,409	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.09%(c)	648,515
	Total Investment Companies	649,402
	Total Investments (cost $1,931,402) — 97.75%	2,452,255
	Other assets in excess of liabilities — 2.25%	56,342
	Net Assets — 100.00%	$2,508,597

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of December 31, 2022.

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2022.

(a)	Represents non-income producing security.

(b)	Security was valued using significant unobservable inputs as of December 31, 2022.

(c)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2022 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2022.

The Institutional U.S. Equity Portfolio	Echo Street Capital Management LLC	Jennison Associates, LLC	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	Wellington Management Company, LLP	HC Capital Solutions	Total
Common Stocks	10.64%	2.70%	51.63%	—	2.46%	—	67.43%
Contingent Right	—	—	0.00%	—	—	—	0.00%
Exchange-Traded Funds	0.47%	—	—	3.96%	—	—	4.43%
Investment Companies	—	—	0.06%	25.80%	0.03%	0.00%	25.89%
Other Assets (Liabilities)	0.03%	0.15%	0.30%	1.71%	0.04%	0.02%	2.25%
Total Net Assets	11.14%	2.85%	51.99%	31.47%	2.53%	0.02%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2022.

Futures Contracts Purchased*

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	3,656	3/17/23	$705,791	$(22,218)
Russell 2000 Mini Index Future	340	3/17/23	30,105	(657)
			$735,896	$(22,875)
	Total Unrealized Appreciation			$—
	Total Unrealized Depreciation			(22,875)
	Total Net Unrealized Appreciation/(Depreciation)			$(22,875)

*	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 95.44%
	Aerospace & Defense — 0.52%
347	AAR Corp.(a)	$16
89	Aerojet Rocketdyne Holdings, Inc.(a)	5
176	AeroVironment, Inc.(a)	15
2,140	AerSale Corp.(a)	35
700	Curtiss-Wright Corp.	116
3,658	Kratos Defense & Security Solutions, Inc.(a)	38
1,312	Maxar Technologies, Inc.	68
10,477	Momentus, Inc.(a)	8
64	Moog, Inc., Class - A	6
3,434	Rocket Lab USA, Inc.(a)	13
4,770	Triumph Group, Inc.(a)	50
		370
	Air Freight & Logistics — 0.31%
1,731	Atlas Air Worldwide Holdings, Inc.(a)	174
586	Hub Group, Inc., Class - A(a)	47
		221
	Airlines — 0.37%
20	Alaska Air Group, Inc.(a)	1
28,362	Controladora Vuela Cia de Aviacion SAB de CV, ADR(a)	237
1,487	Spirit Airlines, Inc.	29
		267
	Auto Components — 1.55%
1,571	Adient PLC(a)	54
2,008	American Axle & Manufacturing Holdings, Inc.(a)	16
26,419	Dana, Inc.	400
554	Dorman Products, Inc.	45
10,286	Modine Manufacturing Co.(a)	204
91	Patrick Industries, Inc.	6
9,145	Stoneridge, Inc.(a)	197
2,005	The Goodyear Tire & Rubber Co.(a)	20
872	Visteon Corp.(a)	114
851	XPEL, Inc.(a)	51
		1,107
	Automobiles — 0.04%
522	Winnebago Industries, Inc.	28
	Banks — 8.99%
92	1st Source, Inc.	5
1,715	Ameris Bancorp	81
813	Banc of California, Inc.	13
1,048	BancFirst Corp.	92
6,654	BankUnited, Inc.	226
1,471	Bankwell Financial Group, Inc.	43
2,204	BCB Bancorp, Inc.	40
4,171	Berkshire Hills Bancorp, Inc.	125
418	Byline Bancorp, Inc.	10

Shares	Security Description	Value (000)
	Banks (continued)
5,139	Cadence Bank	$127
2,951	Cathay General Bancorp.	120
1,054	Central Valley Community Bancorp	22
1,633	City Holding Co.	152
229	Civista Bancshares, Inc.	5
3,735	Columbia Banking System, Inc.	113
2,630	ConnectOne Bancorp, Inc.	64
777	Cullen/Frost Bankers, Inc.	104
3,263	Eagle Bancorp, Inc.	144
688	Enterprise Financial Services Corp.	34
1,703	FB Financial Corp.	62
29,399	First Bancorp	373
952	First Bancorp	41
2,341	First Bank	32
7,136	First Busey Corp.	176
124	First Citizens BancShares, Inc., Class - A	94
3,478	First Financial Bancorp	84
6,773	First Foundation, Inc.	97
5,034	First Horizon Corp.	123
2,416	First Merchants Corp.	99
6,458	Fulton Financial Corp.	109
70	German American Bancorp, Inc.	3
144	Glacier Bancorp, Inc.	7
3,205	Hancock Whitney Corp.	155
868	Hilltop Holdings, Inc.	26
13,411	Hope Bancorp, Inc.	172
2,366	Horizon Bancorp, Inc.	36
941	Independent Bank Corp.	79
1,662	Independent Bank Group, Inc.	100
129	International Bancshares Corp.	6
1,596	Lakeland Bancorp, Inc.	28
441	Lakeland Financial Corp.	32
2,021	Live Oak Bancshares, Inc.	61
1,295	Midland States Bancorp, Inc.	34
1,880	MidWestOne Financial Group, Inc.	60
1,622	Northrim Bancorp, Inc.	89
5,366	OFG Bancorp	148
2,194	Old Second Bancorp, Inc.	35
1,149	Orrstown Financial Services, Inc.	27
1,042	Pacific Premier Bancorp, Inc.	33
5,624	Peoples Bancorp, Inc.	159
3,233	Pinnacle Financial Partners, Inc.	237
4,394	Popular, Inc.	291
8,127	Republic First Bancorp, Inc.(a)	17
734	ServisFirst Bancshares, Inc.	51
113	SouthState Corp.	9
1,311	Stock Yards Bancorp, Inc.	85
510	Texas Capital Bancshares, Inc.(a)	31
19,380	The Bancorp, Inc.(a)	549

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Banks (continued)
5,652	The Bank of N.T. Butterfield & Son Ltd.	$168
3,235	Towne Bank	100
126	Triumph Financial, Inc.(a)	6
2,275	United Bankshares, Inc.	92
3,391	United Community Banks, Inc.	115
2,879	Veritex Holdings, Inc.	81
1,984	Washington Trust Bancorp, Inc.	94
2,812	WesBanco, Inc.	104
3,643	Wintrust Financial Corp.	307
		6,437
	Beverages — 0.68%
816	Celsius Holdings, Inc.(a)	85
37	MGP Ingredients, Inc.	4
10,160	Primo Water Corp.	158
10,657	The Duckhorn Portfolio, Inc.(a)	177
341	The Vita Coco Co., Inc.(a)	5
13,531	Vintage Wine Estates, Inc.(a)	44
3,519	Zevia PBC, Class - A(a)	14
		487
	Biotechnology — 6.76%
353	2seventy bio, Inc.(a)	3
15,327	4D Molecular Therapeutics, Inc.(a)	341
3,641	Acumen Pharmaceuticals, Inc.(a)	20
3,315	Agenus, Inc.(a)	8
868	Altimmune, Inc.(a)	14
564	AnaptysBio, Inc.(a)	17
1,323	Anavex Life Sciences Corp.(a)	12
3,852	Annexon, Inc.(a)	20
468	Apellis Pharmaceuticals, Inc.(a)	24
1,659	Arbutus BioPharma Corp.(a)	4
3,081	Arcus Biosciences, Inc.(a)	64
1,554	Arrowhead Pharmaceuticals, Inc.(a)	63
2,816	Atreca, Inc., Class - A(a)	2
914	Avid Bioservices, Inc.(a)	13
11,191	BioAtla, Inc.(a)	92
2,995	BioCryst Pharmaceuticals, Inc.(a)	34
421	Biohaven, Ltd.(a)	6
2,914	Bioxcel Therapeutics, Inc.(a)	63
18,086	Bridgebio Pharma, Inc.(a)	138
585	C4 Therapeutics, Inc.(a)	3
672	Cara Therapeutics, Inc.(a)	7
323	Castle Biosciences, Inc.(a)	8
5,325	Celldex Therapeutics, Inc.(a)	237
166	Cerevel Therapeutics Holdings, Inc.(a)	5
41,953	Chimerix, Inc.(a)	78
611	Chinook Therapeutics, Inc.(a)	16
16,043	Cogent Biosciences, Inc.(a)	185

Shares	Security Description	Value (000)
	Biotechnology (continued)
467	Cytokinetics, Inc.(a)	$21
1,419	Dynavax Technologies Corp.(a)	15
35,933	Enochian Biosciences, Inc.^(a)	37
1,435	Esperion Therapeutics, Inc.(a)	9
1,243	Fate Therapeutics, Inc.(a)	13
760	G1 Therapeutics, Inc.(a)	4
1,612	Gritstone bio, Inc.(a)	6
4,978	Halozyme Therapeutics, Inc.(a)	283
2,658	Immuneering Corp., Class - A(a)	13
21,053	ImmunityBio, Inc.^(a)	107
3,251	ImmunoGen, Inc.(a)	16
1,055	Intellia Therapeutics, Inc.(a)	37
15,658	Jounce Therapeutics, Inc.(a)	17
38	Karuna Therapeutics, Inc.(a)	7
975	Kezar Life Sciences, Inc.(a)	7
442	Kiniksa Pharmaceuticals Ltd., Class - A(a)	7
388	Krystal Biotech, Inc.(a)	31
1,009	Kura Oncology, Inc.(a)	13
7,491	Kymera Therapeutics, Inc.(a)	187
12,224	Lexicon Pharmaceuticals, Inc.(a)	23
45,403	MacroGenics, Inc.(a)	306
2,387	Madrigal Pharmaceuticals, Inc.(a)	694
3,734	MannKind Corp.(a)	20
1,311	Myriad Genetics, Inc.(a)	19
432	Natera, Inc.(a)	17
651	Novavax, Inc.^(a)	7
6,995	Olema Pharmaceuticals, Inc.(a)	17
6,082	Pardes Biosciences, Inc.(a)	10
2,087	PDL BioPharma, Inc.(a)	5
26,044	Praxis Precision Medicines, Inc.(a)	62
2,729	Prothena Corp. PLC(a)	164
142	PTC Therapeutics, Inc.(a)	5
322	RAPT Therapeutics, Inc.(a)	6
20,115	Recursion Pharmaceuticals, Inc., Class - A(a)	155
7,589	Silverback Therapeutics, Inc.(a)	65
26,396	Sutro Biopharma, Inc.(a)	213
2,137	Syndax Pharmaceuticals, Inc.(a)	54
4,673	Travere Therapeutics, Inc.(a)	98
604	United Therapeutics Corp.(a)	168
792	Vericel Corp.(a)	21
551	Verve Therapeutics, Inc.(a)	11
16,422	Viking Therapeutics, Inc.(a)	154
1,674	Viracta Therapeutics, Inc.(a)	2
6,529	Xencor, Inc.(a)	170
1,004	Xoma Corp.^(a)	18
6,869	Y-mAbs Therapeutics, Inc.(a)	34
687	Zentalis Pharmaceuticals, Inc.(a)	14
		4,839

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Building Products — 1.58%
1,948	Apogee Enterprises, Inc.	$87
7,948	Builders FirstSource, Inc.(a)	515
354	CSW Industrials, Inc.	41
1,230	Griffon Corp.	44
443	Insteel Industries, Inc.	12
863	Masonite International Corp.(a)	70
3,356	Trex Co., Inc.(a)	142
2,155	UFP Industries, Inc.	170
2,342	Zurn Water Solutions Corp.	50
		1,131
	Capital Markets — 2.43%
1,343	Ares Management Corp., Class - A	92
4,822	Arlington Asset Investment Corp., Class - A(a)	14
1,338	Artisan Partners Asset Management, Inc., Class - A	40
493	B. Riley Financial, Inc.	17
8,053	Bakkt Holdings, Inc.^(a)	10
13,347	BGC Partners, Inc., Class - A	50
1,179	Brightsphere Investment Group, Inc.	24
979	Cohen & Steers, Inc.	63
677	Cowen, Inc., Class - A	26
1,749	Evercore, Inc.	191
3,056	Federated Hermes, Inc., Class - B	111
1,301	Focus Financial Partners, Inc., Class - A(a)	48
184	Hamilton Lane, Inc.	12
75	Houlihan Lokey, Inc.	7
1,916	LPL Financial Holdings, Inc.	414
128	Moelis & Co., Class - A	5
242	Piper Sandler Cos.	32
3,315	Raymond James Financial, Inc.	354
1,512	Stifel Financial Corp.	88
2,045	Victory Capital Holdings, Inc., Class - A	55
157	Virtus Investment Partners, Inc.	30
9,720	WisdomTree, Inc.	53
		1,736
	Chemicals — 2.04%
1,751	Albemarle Corp.	380
828	Avient Corp.	28
695	Balchem Corp.	85
48	Cabot Corp.	3
3,202	FMC Corp.	400
158	Huntsman Corp.	4
1,018	Innospec, Inc.	105
30,765	Kronos Bio, Inc.(a)	50
1,585	Kronos Worldwide, Inc.	15
9,191	Livent Corp.(a)	183
617	Minerals Technologies, Inc.	37

Shares	Security Description	Value (000)
	Chemicals (continued)
129	NewMarket Corp.	$40
1,544	Orion Engineered Carbons SA	27
898	Sensient Technologies Corp.	65
85	Stepan Co.	9
2,194	Tronox Holdings PLC, Class - A	30
		1,461
	Commercial Services & Supplies — 0.98%
1,375	ABM Industries, Inc.	61
2,262	Brady Corp., Class - A	106
3,123	BrightView Holdings, Inc.(a)	22
1,307	Casella Waste Systems, Inc.(a)	104
1,131	Healthcare Services Group, Inc.	14
3,989	HNI Corp.	112
7,084	MillerKnoll, Inc.	148
1,814	Montrose Environmental Group, Inc.(a)	81
33	MSA Safety, Inc.	5
5,037	Quad/Graphics, Inc.(a)	21
142	SP Plus Corp.(a)	5
93	Tetra Tech, Inc.	14
39	UniFirst Corp.	8
48	VSE Corp.	2
		703
	Communications Equipment — 0.61%
1,460	ADTRAN Holdings, Inc.	27
835	Calix, Inc.(a)	57
673	Clearfield, Inc.(a)	63
9,012	CommScope Holding Co., Inc.(a)	66
3,676	InterDigital, Inc.	183
1,545	KVH Industries, Inc.(a)	16
475	Lumentum Holdings, Inc.(a)	25
		437
	Construction & Engineering — 2.02%
4,051	AECOM	343
1,546	Ameresco, Inc., Class - A(a)	88
1,585	Dycom Industries, Inc.(a)	148
1,160	EMCOR Group, Inc.	172
2,153	Fluor Corp.(a)	75
3,323	Granite Construction, Inc.	117
2,960	MasTec, Inc.(a)	253
117	MYR Group, Inc.(a)	11
715	Quanta Services, Inc.	102
2,938	WillScot Mobile Mini Holdings Corp.(a)	133
		1,442
	Construction Materials — 0.50%
1,759	Eagle Materials, Inc.	234
4,373	Summit Materials, Inc., Class - A(a)	124
		358

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Consumer Finance — 0.19%
2,878	Consumer Portfolio Services, Inc.(a)	$25
2,149	Green Dot Corp., Class - A(a)	35
3,434	LendingClub Corp.(a)	30
875	Navient Corp.	14
351	Nelnet, Inc., Class - A	32
		136
	Containers & Packaging — 0.27%
693	AptarGroup, Inc.	77
2,133	Graphic Packaging Holding Co.	47
3,245	Myers Industries, Inc.	72
		196
	Diversified Consumer Services — 0.88%
3,247	Adtalem Global Education, Inc.(a)	115
3,039	American Public Education, Inc.(a)	37
2,186	Chegg, Inc.(a)	55
17,039	Perdoceo Education Corp.(a)	238
647	PowerSchool Holdings, Inc.(a)	15
2,069	Strategic Education, Inc.	162
782	Universal Technical Institute, Inc.(a)	5
		627
	Diversified Financial Services — 0.07%
2,278	Cannae Holdings, Inc.(a)	47
	Diversified Telecommunication Services — 0.17%
1,396	EchoStar Corp., Class - A(a)	23
3,094	IDT Corp.(a)	88
221	Iridium Communications, Inc.(a)	11
		122
	Electric Utilities — 0.32%
1,876	ALLETE, Inc.	121
3,048	Genie Energy Ltd.	32
175	MGE Energy, Inc.	12
528	Otter Tail Corp.	31
185	PNM Resources, Inc.	9
464	Portland General Electric Co.	23
		228
	Electrical Equipment — 1.08%
8,245	Array Technologies, Inc.(a)	159
326	Beam Global^(a)	6
1,099	Bloom Energy Corp., Class - A(a)	21
2,360	EnerSys	174
20,216	FuelCell Energy, Inc.(a)	56
1,604	Plug Power, Inc.(a)	20
522	Regal Rexnord Corp.	63
6,744	Shoals Technologies Group, Inc., Class - A(a)	166
1,724	Stem, Inc.(a)	15
3,233	Sunrun, Inc.(a)	78

Shares	Security Description	Value (000)
	Electrical Equipment (continued)
294	Vicor Corp.(a)	$16
		774
	Electronic Equipment, Instruments & Components — 2.51%
809	Advanced Energy Industries, Inc.	69
1,155	Arlo Technologies, Inc.(a)	4
521	Badger Meter, Inc.	57
544	Belden, Inc.	39
34	Dolby Laboratories, Inc., Class - A	2
92	ePlus, Inc.(a)	4
2,761	Fabrinet(a)	354
18,320	Flex Ltd.(a)	394
1,005	Insight Enterprises, Inc.(a)	101
548	IPG Photonics Corp.	52
5,296	Iteris, Inc.(a)	16
7,371	Jabil, Inc.	504
414	Kimball Electronics, Inc.(a)	9
368	Littelfuse, Inc.	81
1,326	Methode Electronics, Inc.	59
2,486	MicroVision, Inc.^(a)	6
111	Novanta, Inc.(a)	15
110	PC Connection, Inc.	5
51	Plexus Corp.(a)	5
86	Sanmina Corp.(a)	5
34	TD SYNNEX Corp.	3
801	TTM Technologies, Inc.(a)	12
		1,796
	Energy Equipment & Services — 1.48%
1,012	Archrock, Inc.	9
1,593	Bristow Group, Inc.(a)	43
460	Cactus, Inc., Class - A	23
4,798	Championx Corp.	139
2,885	Diamond Offshore Drilling, Inc.(a)	30
12,375	Expro Group Holdings NV(a)	225
655	Helmerich & Payne, Inc.	32
4,448	Liberty Oilfield Services, Inc., Class - A	71
94	Nabors Industries Ltd.(a)	15
2,855	Nextier Oilfield Solutions, Inc.(a)	26
1,775	Oceaneering International, Inc.(a)	31
9,817	Patterson-UTI Energy, Inc.	165
7,933	RPC, Inc.	71
2,735	Solaris Oilfield Infrastructure, Inc., Class - A	27
4,093	Tidewater, Inc.(a)	151
		1,058
	Entertainment — 0.28%
682	Cinemark Holdings, Inc.(a)	6
1,640	Liberty Media Corp. - Liberty Braves, Class - A(a)	54
2,567	Liberty Media Corp. - Liberty Braves, Class - C(a)	83

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Entertainment (continued)
1,345	Madison Square Garden Entertainment Corp.(a)	$60
		203
	Equity Real Estate Investment Trusts — 5.99%
12,746	Acadia Realty Trust	183
1,198	Agree Realty Corp.	85
9,305	Alexander & Baldwin, Inc.	174
516	Alpine Income Property Trust, Inc.	10
6,539	American Assets Trust, Inc.	173
674	Ashford Hospitality Trust, Inc.(a)	3
9,184	CareTrust REIT, Inc.	171
2,642	Centerspace	155
4,816	Chatham Lodging Trust	59
11,685	Clipper Realty, Inc.	75
1,131	Community Healthcare Trust, Inc.	40
1,360	CoreCivic, Inc.(a)	16
7,079	Corporate Office Properties Trust	184
9,262	DiamondRock Hospitality Co.	76
12,050	Easterly Government Properties, Inc.	172
1,133	EastGroup Properties, Inc.	168
264	Essential Properties Realty Trust, Inc.	6
681	Farmland Partners, Inc.	8
2,615	Four Corners Property Trust, Inc.	68
6,119	Getty Realty Corp.	207
2,520	Gladstone Commercial Corp.	47
6,912	Global Medical REIT, Inc.	66
14,476	Global Net Lease, Inc.	182
6,232	Hersha Hospitality Trust	53
2,757	Independence Realty Trust, Inc.	46
711	Innovative Industrial Properties, Inc.	72
1,337	InvenTrust Properties Corp.	32
3,897	Kite Realty Group Trust	82
713	LTC Properties, Inc.	25
1,990	LXP Industrial Trust	20
763	National Health Investors, Inc.	40
1,574	National Storage Affiliates	57
6,043	NETSTREIT Corp.	111
290	Pebblebrook Hotel Trust	4
17,858	Piedmont Office Realty Trust, Inc., Class - A	164
1,185	PotlatchDeltic Corp.	52
788	Retail Opportunity Investments Corp.	12
6,433	RLJ Lodging Trust	68
1,766	Ryman Hospitality Properties, Inc.	144
6,550	Sabra Health Care REIT, Inc.	81
6,561	SITE Centers Corp.	90
3,002	STAG Industrial, Inc.	97
7,641	Summit Hotel Properties, Inc.	55
11,883	Tanger Factory Outlet Centers, Inc.	212
1,472	The GEO Group, Inc.(a)	16

Shares	Security Description	Value (000)
	Equity Real Estate Investment Trusts (continued)
7,560	The Macerich Co.	$85
13,211	The Necessity Retail REIT, Inc.	78
3,762	Urban Edge Properties	53
312	Ventas, Inc.	14
11,362	Veris Residential, Inc.(a)	181
676	Xenia Hotels & Resorts, Inc.	9
		4,281
	Food & Staples Retailing — 0.80%
2,670	BJ’s Wholesale Club Holdings, Inc., Class - C(a)	178
205	Casey’s General Stores, Inc.	46
230	Ingles Markets, Inc., Class - A	22
828	Performance Food Group Co.(a)	48
202	PriceSmart, Inc.	12
1,127	SpartanNash Co.	34
1,208	The Andersons, Inc.	42
3,462	United Natural Foods, Inc.(a)	134
714	Weis Markets, Inc.	59
		575
	Food Products — 1.15%
7,964	B&G Foods, Inc.^	89
1,312	Calavo Growers, Inc., Class - I	39
1,587	Darling Ingredients, Inc.(a)	99
675	Fresh Del Monte Produce, Inc.	18
365	Freshpet, Inc.(a)	19
682	J&J Snack Foods Corp.	102
2,078	John B. Sanfilippo & Son, Inc.	169
1,757	Landec Corp.(a)	11
9,470	Mission Produce, Inc.(a)	110
1,116	The Simply Good Foods Co.(a)	42
1,534	Tootsie Roll Industries, Inc.	65
786	TreeHouse Foods, Inc.(a)	39
5,537	Whole Earth Brands, Inc.(a)	23
		825
	Gas Utilities — 0.96%
1,671	Chesapeake Utilities Corp.	198
812	New Jersey Resources Corp.	40
3,926	Northwest Natural Holding Co.	187
1,558	South Jersey Industries, Inc.	55
1,826	Spire, Inc.	126
2,134	UGI Corp.	79
		685
	Health Care Equipment & Supplies — 3.63%
2,962	Apyx Medical Corp.(a)	7
155	AtriCure, Inc.(a)	7
694	Axonics, Inc.(a)	43
325	BioLife Solutions, Inc.(a)	6
42	CONMED Corp.	4
799	CVRx, Inc.(a)	15
4,873	Embecta Corp.	123

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Equipment & Supplies (continued)
698	Glaukos Corp.(a)	$30
140	Globus Medical, Inc.(a)	10
434	Haemonetics Corp.(a)	34
1,894	Insulet Corp.(a)	559
479	Integer Holdings Corp.(a)	33
933	iRhythm Technologies, Inc.(a)	87
546	Lantheus Holdings, Inc.(a)	28
211	LeMaitre Vascular, Inc.	10
158	LENSAR, Inc.(a)	0
194	Meridian Bioscience, Inc.(a)	6
4,151	Merit Medical Systems, Inc.(a)	293
4,046	Neogen Corp.(a)	62
665	Nevro Corp.(a)	26
49,211	OraSure Technologies, Inc.(a)	237
209	OrthoPediatrics Corp.(a)	8
14,622	Owlet, Inc.(a)	8
267	Paragon 28, Inc.(a)	5
6,621	SeaSpine Holdings Corp.(a)	55
199	Shockwave Medical, Inc.(a)	41
492	SI-BONE, Inc.(a)	7
1,272	STAAR Surgical Co.(a)	62
19,385	Tactile Systems Technology, Inc.(a)	223
1,621	Tandem Diabetes Care, Inc.(a)	73
1,363	The Cooper Companies, Inc.	451
391	TransMedics Group, Inc.(a)	24
1,150	Varex Imaging Corp.(a)	23
		2,600
	Health Care Providers & Services — 1.99%
3,094	Acadia Healthcare Co., Inc.(a)	255
2,048	Addus HomeCare Corp.(a)	204
9,300	Agiliti, Inc.(a)	152
1,217	Alignment Healthcare, Inc.(a)	14
590	AMN Healthcare Services, Inc.(a)	61
3,253	Apollo Medical Holdings, Inc.(a)	96
13	Chemed Corp.	7
153	CorVel Corp.(a)	22
47	Encompass Health Corp.	3
23	Enhabit, Inc.(a)	0
776	LHC Group, Inc.(a)	125
277	Modivcare, Inc.(a)	25
42	Molina Heathcare, Inc.(a)	14
2,404	Option Care Health, Inc.(a)	72
1,478	Owens & Minor, Inc.(a)	29
3,683	Patterson Companies, Inc.	103
2,950	RadNet, Inc.(a)	56
1,380	Select Medical Holdings Corp.	34
435	Surgery Partners, Inc.(a)	12
2,414	Tenet Healthcare Corp.(a)	118

Shares	Security Description	Value (000)
	Health Care Providers & Services (continued)
222	The Ensign Group, Inc.	$21
		1,423
	Health Care Technology — 1.07%
358	Allscripts Healthcare Solutions, Inc.(a)	6
1,328	Evolent Health, Inc., Class - A(a)	37
883	Inspire Medical System, Inc.(a)	223
2,159	NextGen Healthcare, Inc.(a)	41
1,347	Omnicell, Inc.(a)	68
6,440	Phreesia, Inc.(a)	208
9,828	Schrodinger, Inc.(a)	184
		767
	Hotels, Restaurants & Leisure — 2.47%
622	Bally’s Corp.(a)	12
162	BJ’s Restaurants, Inc.(a)	4
805	Bloomin’ Brands, Inc.	16
5,300	Boyd Gaming Corp.	290
363	Caesars Entertainment, Inc.(a)	15
398	Chuy’s Holdings, Inc.(a)	11
1,221	Dave & Buster’s Entertainment, Inc.(a)	43
1,018	Dine Brands Global, Inc.	66
9,860	Everi Holdings, Inc.(a)	141
7,017	Fiesta Restaurant Group, Inc.(a)	52
2,169	First Watch Restaurant Group, Inc.(a)	29
428	Golden Entertainment, Inc.(a)	16
1,218	Hilton Grand Vacations, Inc.(a)	47
11,647	Inspirato, Inc.(a)	14
181	Jack in the Box, Inc.	12
5,015	Krispy Kreme, Inc.	52
5,491	Lindblad Expeditions Holdings, Inc.(a)	42
731	Papa John’s International, Inc.	60
3,005	Planet Fitness, Inc., Class - A(a)	237
3,075	PlayAGS, Inc.(a)	16
3,161	Red Rock Resorts, Inc., Class - A	126
999	Scientific Games Corp., Class - A(a)	59
12,824	Sweetgreen, Inc., Class - A(a)	110
581	Texas Roadhouse, Inc.	53
1,684	The Cheesecake Factory, Inc.	53
145	Vail Resorts, Inc.	35
1,153	Wingstop, Inc.	159
		1,770
	Household Durables — 0.84%
972	Gopro, Inc., Class - A(a)	5
4,688	Green Brick Partners, Inc.(a)	113
891	Hamilton Beach Brands Holding Co., Class - A	11
370	Installed Building Products, Inc.	32
748	LGI Homes, Inc.(a)	69
1,717	M/I Homes, Inc.(a)	79
937	MDC Holdings, Inc.	30
1,111	Meritage Homes Corp.(a)	102

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Household Durables (continued)
147	Skyline Champion Corp.(a)	$8
584	The Lovesac Co.(a)	13
428	TopBuild Corp.(a)	67
2,166	TRI Pointe Homes, Inc.(a)	40
6,945	Tupperware Brands Corp.(a)	29
554	VOXX International Corp.(a)	5
		603
	Household Products — 0.12%
340	Central Garden & Pet Co.(a)	13
990	Central Garden & Pet Co., Class - A(a)	35
1,019	Oil-Dri Corp.	34
		82
	Independent Power and Renewable Electricity Producers — 0.59%
21,202	Altus Power, Inc.(a)	138
1,499	Clearway Energy, Inc., Class - C	48
14,929	Montauk Renewables, Inc.(a)	165
373	Ormat Technologies, Inc.	32
2,146	Sunnova Energy International, Inc.(a)	39
		422
	Insurance — 2.27%
689	Ambac Financial Group, Inc.(a)	12
2,133	American Equity Investment Life Holding Co.	97
192	BRP Group, Inc., Class - A(a)	5
3,379	CNO Financial Group, Inc.	77
302	Donegal Group, Inc., Class - A	4
875	Everest Re Group Ltd.	291
1,150	Goosehead Insurance, Inc.(a)	39
3,325	Horace Mann Educators Corp.	124
287	James River Group Holdings Ltd.	6
655	Kinsale Capital Group, Inc.	172
3,209	Lemonade, Inc.(a)	44
3,081	Palomar Holdings, Inc.(a)	139
2,483	ProAssurance Corp.	43
66	RLI Corp.	9
2,055	Root, Inc., Class - A(a)	9
599	Safety Insurance Group, Inc.	50
1,404	Selective Insurance Group, Inc.	124
1,582	Trupanion, Inc.(a)	75
4,197	W.R. Berkley Corp.	306
		1,626
	Interactive Media & Services — 0.65%
8,509	DHI Group, Inc.(a)	45
18,443	TrueCar, Inc.(a)	46
6,760	Yelp, Inc.(a)	185
53	Ziff Davis, Inc.(a)	4
11,071	Ziprecruiter, Inc.(a)	182
		462

Shares	Security Description	Value (000)
	Internet & Direct Marketing Retail — 0.47%
28,008	Boxed, Inc.(a)	$5
1,172	Chewy, Inc., Class - A(a)	43
331	Etsy, Inc.(a)	40
607	Lands’ End, Inc.(a)	5
12,041	Rent the Runway, Inc., Class - A(a)	37
3,507	Shutterstock, Inc.	185
9,002	The RealReal, Inc.(a)	11
373	Xometry, Inc., Class - A(a)	12
		338
	IT Services — 0.90%
34	Concentrix Corp.	5
10,305	Conduent, Inc.(a)	42
1,652	CSG Systems International, Inc.	93
2,141	EVERTEC, Inc.	69
717	Evo Payments, Inc., Class - A(a)	24
514	Exlservice Holdings, Inc.(a)	87
254	Jack Henry & Associates, Inc.	45
979	MAXIMUS, Inc.	72
1,838	MoneyGram International, Inc.(a)	20
10,990	Paymentus Holdings, Inc., Class - A(a)	87
2,840	Payoneer Global, Inc.(a)	16
88	Perficient, Inc.(a)	6
496	Remitly Global, Inc.(a)	6
1,367	StarTek, Inc.(a)	5
135	The Hackett Group, Inc.	3
81	TTEC Holdings, Inc.	4
2,286	Verra Mobility Corp.(a)	32
166	WEX, Inc.(a)	27
		643
	Leisure Products — 0.38%
324	American Outdoor Brands, Inc.(a)	3
925	Callaway Golf Co.(a)	18
77	Johnson Outdoors, Inc., Class - A	5
356	Mastercraft Boat Holdings, Inc.(a)	9
9,402	Mattel, Inc.(a)	169
1,298	Smith & Wesson Brands, Inc.	11
1,461	Yeti Holdings, Inc.(a)	60
		275
	Life Sciences Tools & Services — 0.93%
75	Azenta, Inc.(a)	4
11,132	Berkeley Lights, Inc.(a)	30
102	Bruker Corp.	7
14,459	Cytek Biosciences, Inc.(a)	148
4,324	Inotiv, Inc.(a)	21
599	Medpace Holdings, Inc.(a)	127
29,118	Pacific Biosciences of California, Inc.(a)	239
493	Repligen Corp.(a)	83
9,655	Science 37 Holdings, Inc.(a)	4
		663

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Machinery — 3.37%
68	Albany International Corp.	$7
3,809	Altra Industrial Motion Corp.	228
1,637	Astec Industries, Inc.	67
1,248	Chart Industries, Inc.(a)	144
1,644	Columbus McKinnon Corp.	53
1,328	ESCO Technologies, Inc.	116
3,382	Evoqua Water Technologies Co.(a)	134
1,773	Federal Signal Corp.	82
141	Franklin Electric Co., Inc.	11
434	Helios Technologies, Inc.	24
3,968	Hillenbrand, Inc.	169
20,306	Hydrofarm Holdings Group, Inc.(a)	31
332	IDEX Corp.	76
1,076	ITT, Inc.	87
819	John Bean Technologies Corp.	75
217	Kadant, Inc.	39
939	Kornit Digital Ltd.(a)	22
771	Lincoln Electric Holdings, Inc.	111
118	Mueller Industries, Inc.	7
13,779	Mueller Water Products, Inc., Class - A	148
61,126	Nikola Corp.^(a)	132
47	Oshkosh Corp.	4
4,768	Proto Labs, Inc.(a)	122
21	RBC Bearings, Inc.(a)	4
1,356	SPX Technologies, Inc.(a)	89
2,819	Tennant Co.	174
2,067	Terex Corp.	88
4,896	The Greenbrier Companies, Inc.	164
		2,408
	Marine — 0.80%
16,292	Costamare, Inc.	151
3,393	Kirby Corp.(a)	219
3,301	Matson, Inc.	206
		576
	Media — 1.26%
6,605	AdTheorent Holding Co., Inc.^(a)	11
10,356	Advantage Solutions, Inc.(a)	22
6,437	comScore, Inc.(a)	7
3,994	Cumulus Media, Inc., Class - A(a)	25
1,110	Emerald Holding, Inc.(a)	4
2,513	Entravision Communications Corp., Class - A	12
5,444	Gray Television, Inc.	61
28,935	Innovid Corp.(a)	49
15,050	Integral Ad Science Holding Corp.(a)	132
19,781	Liberty Latin America Ltd., Class - C(a)	150
13,858	Magnite, Inc.(a)	147
535	Scholastic Corp.	21

Shares	Security Description	Value (000)
	Media (continued)
8,395	Sinclair Broadcast Group, Inc., Class - A	$130
2,249	TEGNA, Inc.	48
8,650	WideOpenWest, Inc.(a)	79
		898
	Metals & Mining — 1.49%
1,382	Alcoa Corp.	63
17,681	Allegheny Technologies, Inc.(a)	528
1,962	Carpenter Technology Corp.	72
759	Haynes International, Inc.	35
9,750	Hecla Mining Co.	54
191	Materion Corp.	17
2,916	Ryerson Holding Corp.	88
5,772	Timkensteel Corp.(a)	105
365	United States Steel Corp.	9
137	Warrior Met Coal, Inc.	5
1,868	Worthington Industries, Inc.	93
		1,069
	Mortgage Real Estate Investment Trusts — 0.53%
19,710	BrightSpire Capital, Inc.	123
10,200	Claros Mortgage Trust, Inc.	149
1,873	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	54
1,684	KKR Real Estate Finance Trust, Inc.	24
1,597	MFA Financial, Inc.	16
2,348	Redwood Trust, Inc.	16
		382
	Multiline Retail — 0.25%
8,527	Macy’s, Inc.	176
	Multi-Utilities — 0.23%
726	Black Hills Corp.	51
1,928	Unitil Corp.	99
2,617	Via Renewables, Inc.	13
		163
	Oil, Gas & Consumable Fuels — 4.50%
3,497	Antero Resources Corp.(a)	108
1,094	Arch Resources, Inc.	156
9,716	Berry Corp.	78
757	Chesapeake Energy Corp.	71
2,408	Clean Energy Fuels Corp.(a)	13
8,222	CNX Resources Corp.(a)	138
9,016	Comstock Resources, Inc.	124
2,431	CONSOL Energy, Inc.	158
3,905	Delek US Holdings, Inc.	105
5,539	Devon Energy Corp.	340
1,588	Earthstone Energy, Inc., Class - A(a)	23
2,568	Evolution Petroleum Corp.	19
2,312	Golar LNG Ltd.(a)	53

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
2,126	Gulfport Energy Operating Corp.(a)	$157
20,751	Kosmos Energy Ltd.(a)	132
416	Matador Resources Co.	24
150	Murphy Oil Corp.	6
21,248	Navigator Holdings Ltd.(a)	254
2,578	Nordic American Tankers Ltd.	8
3,747	Ovintiv, Inc.	190
291	PDC Energy, Inc.	18
1,094	Peabody Energy Corp.(a)	29
2,500	Permian Resources Corp.	24
2,186	Range Resources Corp.	55
2,901	Ranger Oil Corp.	117
156	REX American Resources Corp.(a)	5
588	Scorpio Tankers, Inc.	32
18,257	SFL Corp. Ltd.	168
7,400	Sitio Royalties Corp., Class - A^	213
419	SM Energy Co.	15
30,524	Southwestern Energy Co.(a)	179
403	Talos Energy, Inc.(a)	8
7,285	World Fuel Services Corp.	199
		3,219
	Paper & Forest Products — 0.16%
5,407	Mativ Holdings, Inc.	113
	Personal Products — 0.61%
3,023	e.l.f. Beauty, Inc.(a)	167
853	Inter Parfums, Inc.	82
1,514	Medifast, Inc.	175
1,318	The Beauty Health Co.(a)	12
		436
	Pharmaceuticals — 2.47%
337	Aclaris Therapeutics, Inc.(a)	5
6,939	Adicet Bio, Inc.(a)	62
5,164	Amphastar Pharmaceuticals, Inc.(a)	145
7,009	Amylyx Pharmaceuticals, Inc.(a)	258
166	ANI Pharmaceuticals, Inc.(a)	7
539	Arvinas, Inc.(a)	18
33,207	Athira Pharma, Inc.(a)	105
579	Cassava Science, Inc.^(a)	17
81	Catalent, Inc.(a)	4
376	Corcept Therapeutics, Inc.(a)	8
586	Edgewise Therapeutics, Inc.(a)	5
19,751	Fulcrum Therapeutics, Inc.(a)	144
2,328	Harmony Biosciences Holdings, Inc.(a)	128
1,228	Harrow Health, Inc.(a)	18
653	Horizon Therapeutics PLC(a)	74
711	Intra-Cellular Therapies, Inc.(a)	38
850	KemPharm, Inc.^(a)	4

Shares	Security Description	Value (000)
	Pharmaceuticals (continued)
1,160	Ocular Therapeutix, Inc.(a)	$3
878	Oramed Pharmaceuticals, Inc.(a)	11
4,539	Pacira BioSciences, Inc.(a)	174
15,971	Paratek Pharmaceuticals, Inc.(a)	30
678	Phathom Pharmaceuticals, Inc.(a)	8
3,964	Pliant Therapeutics, Inc.(a)	77
1,583	Prestige Consumer Healthcare, Inc.(a)	99
920	Provention Bio, Inc.(a)	10
21,416	Relmada Therapeutics, Inc.(a)	75
3,235	Satsuma Pharmaceuticals, Inc.(a)	3
1,709	Supernus Pharmaceuticals, Inc.(a)	61
3,598	Vaxcyte, Inc.(a)	173
		1,764
	Professional Services — 1.62%
917	ASGN, Inc.(a)	75
62	Booz Allen Hamilton Holding Corp.	6
20	CACI International, Inc., Class - A(a)	6
1,815	CBIZ, Inc.(a)	85
373	Huron Consulting Group, Inc.(a)	27
533	ICF International, Inc.	53
35	Insperity, Inc.	4
9,846	KBR, Inc.	520
594	Kelly Services, Inc., Class - A	10
982	Kforce, Inc.	54
1,998	Korn Ferry	101
9,154	Mistras Group, Inc.(a)	45
1,018	Science Applications International Corp.	113
2,722	Sterling Check Corp.(a)	42
1,649	Upwork, Inc.(a)	17
		1,158
	Real Estate Management & Development — 0.25%
683	BBX Capital, Inc.(a)	6
2,814	Digitalbridge Group, Inc.	31
1,705	eXp World Holdings, Inc.	19
2,843	Marcus & Millichap, Inc.	97
3,583	Newmark Group, Inc., Class - A	29
		182
	Road & Rail — 0.71%
119	Avis Budget Group, Inc.(a)	20
6,008	Knight-Swift Transportation Holdings, Inc.	314
412	P.A.M. Transportation Services, Inc.	11
752	Saia, Inc.(a)	157
3,453	Yellow Corp.(a)	9
		511
	Semiconductors & Semiconductor Equipment — 3.09%
485	Alpha & Omega Semiconductor Ltd.(a)	14
3,622	Amkor Technology, Inc.	87

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
3,010	AXT, Inc.(a)	$13
55	Cirrus Logic, Inc.(a)	4
169	Diodes, Inc.(a)	13
189	Entegris, Inc.	12
3,557	FormFactor, Inc.(a)	79
188	Impinj, Inc.(a)	21
3,614	Lattice Semiconductor Corp.(a)	234
9,946	MACOM Technology Solutions Holdings, Inc.(a)	627
2,797	MaxLinear, Inc., Class - A(a)	95
624	MKS Instruments, Inc.	53
506	Monolithic Power Systems, Inc.	179
2,203	Power Integrations, Inc.	158
2,745	Qorvo, Inc.(a)	249
1,083	Silicon Laboratories, Inc.(a)	147
683	SkyWater Technology, Inc.(a)	5
799	Synaptics, Inc.(a)	76
212	Ultra Clean Holdings, Inc.(a)	7
1,179	Universal Display Corp.	127
661	Veeco Instruments, Inc.(a)	12
		2,212
	Software — 4.47%
1,780	Adeia, Inc.	17
416	Alarm.com Holding, Inc.(a)	21
2,112	Alkami Technology, Inc.(a)	31
829	Altair Engineering, Inc., Class - A(a)	38
343	Alteryx, Inc., Class - A(a)	17
1,038	Amplitude, Inc., Class - A(a)	13
289	Appfolio, Inc., Class - A(a)	30
4,991	Appian Corp.(a)	163
3,150	Asure Software, Inc.(a)	29
23,967	AvidXchange Holdings, Inc.(a)	237
53,388	Benson Hill, Inc.(a)	136
101	Blackline, Inc.(a)	7
1,089	Box, Inc., Class - A(a)	34
979	Cognyte Software, Ltd.(a)	3
574	CommVault Systems, Inc.(a)	36
77	Consensus Cloud Solutions, Inc.(a)	4
1,007	CoreCard Corp.(a)	29
356	Couchbase, Inc.(a)	5
313	Digimarc Corp.(a)	6
959	Digital Turbine, Inc.(a)	15
28,336	E2open Parent Holdings, Inc.(a)	166
581	eGain Corp.(a)	5
3,738	EverCommerce, Inc.(a)	28
83	Fair Isaac Corp.(a)	50
36,681	Greenidge Generation Holdings, Inc.(a)	11
846	Guidewire Software, Inc.(a)	53
186	HubSpot, Inc.(a)	54

Shares	Security Description	Value (000)
	Software (continued)
2,965	MeridianLink, Inc.(a)	$41
722	MicroStrategy, Inc.^(a)	102
6,215	Model N, Inc.(a)	251
16,199	N-able, Inc.(a)	167
67,471	NextNav, Inc.^(a)	198
674	Progress Software Corp.	34
5,413	PROS Holdings, Inc.(a)	131
868	PTC, Inc.(a)	104
5,370	Q2 Holdings, Inc.(a)	144
680	Qualys, Inc.(a)	76
11,757	Riot Platforms, Inc.^(a)	40
831	SPS Commerce, Inc.(a)	107
781	Tenable Holdings, Inc.(a)	30
979	Verint Systems, Inc.(a)	36
15,346	Veritone, Inc.(a)	81
3,774	Viant Technology, Inc., Class - A(a)	15
18,867	Weave Communications, Inc.(a)	86
12,496	WM Technology, Inc.(a)	13
1,438	Workiva, Inc.(a)	121
21,286	Zeta Global Holdings Corp., Class - A(a)	174
72	Zscaler, Inc.(a)	8
		3,197
	Specialty Retail — 2.49%
1,447	American Eagle Outfitters, Inc.	20
1,764	Arko Corp.	15
520	Asbury Automotive Group, Inc.(a)	93
3,328	Boot Barn Holdings, Inc.(a)	208
735	Caleres, Inc.	16
7,181	Camping World Holdings, Inc., Class - A	160
6,294	Citi Trends, Inc.(a)	167
1,956	Floor & Decor Holdings, Inc., Class - A(a)	136
1,806	Genesco, Inc.(a)	83
72	Group 1 Automotive, Inc.	13
1,362	Guess?, Inc.	28
334	Lithia Motors, Inc., Class - A	68
289	Monro, Inc.	13
324	Murphy USA, Inc.	91
149	National Vision Holdings, Inc.(a)	6
53	Penske Automotive Group, Inc.	6
970	Rent-A-Center, Inc.	22
231	Restoration Hardware Co.(a)	62
2,077	Sally Beauty Holdings, Inc.(a)	26
708	Shoe Carnival, Inc.	17
158	Signet Jewelers Ltd.	11
845	Sonic Automotive, Inc., Class - A	42
7,426	Sportsman’s Warehouse Holdings, Inc.(a)	70
468	The Aaron’s Co., Inc.	6
5,179	The Buckle, Inc.	235
4,500	The Cato Corp., Class - A	42

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Specialty Retail (continued)
1,585	The ODP Corp.(a)	$72
10,683	Tile Shop Holdings, Inc.(a)	47
560	Tilly’s, Inc., Class - A(a)	5
		1,780
	Technology Hardware, Storage & Peripherals — 0.07%
6,636	Turtle Beach Corp.(a)	48
	Textiles, Apparel & Luxury Goods — 0.74%
47	Columbia Sportswear Co.	4
1,065	Crocs, Inc.(a)	115
792	G-III Apparel Group Ltd.(a)	11
2,897	Kontoor Brands, Inc.	116
1,965	Oxford Industries, Inc.	184
412	Steven Madden Ltd.	13
9,779	Unifi, Inc.(a)	84
		527
	Thrifts & Mortgage Finance — 1.43%
1,712	Axos Financial, Inc.(a)	65
3,488	Columbia Financial, Inc.(a)	75
47	Federal Agricultural Mortgage Corp., Class - C	5
27,335	Finance of America Cos., Inc., Class - A(a)	35
79	HomeStreet, Inc.	2
155	Meta Financial Group, Inc.	7
228	MGIC Investment Corp.	3
1,030	Mr Cooper Group, Inc.(a)	41
2,678	New York Community Bancorp, Inc.	23
13,708	Northwest Bancshares, Inc.	193
8,522	OceanFirst Financial Corp.	181
871	PennyMac Financial Services, Inc.	49
6,085	Premier Financial Corp.	164
3,124	Provident Financial Services, Inc.	67
3,405	Sterling Bancorp, Inc.(a)	21
928	Walker & Dunlop, Inc.	73
623	Western New England Bancorp, Inc.	6
247	WSFS Financial Corp.	11
		1,021
	Tobacco — 0.30%
3,472	Universal Corp.	183
2,760	Vector Group Ltd.	33
		216
	Trading Companies & Distributors — 1.61%
63	Applied Industrial Technologies, Inc.	8
5,077	Beacon Roofing Supply, Inc.(a)	268
563	Boise Cascade Co.	39
200	DXP Enterprises, Inc.(a)	6
192	GMS, Inc.(a)	10
1,021	Herc Holdings, Inc.	134
749	McGrath RentCorp	74

Shares	Security Description	Value (000)
	Trading Companies & Distributors (continued)
28,794	MRC Global, Inc.(a)	$333
1,578	Rush Enterprises, Inc., Class - A	82
548	SiteOne Landscape Supply, Inc.(a)	64
3,689	Textainer Group Holdings Ltd.	114
166	WESCO International, Inc.(a)	21
		1,153
	Water Utilities — 0.84%
161	American States Water Co.	15
1,709	Cadiz, Inc.(a)	4
1,134	California Water Service Group	69
602	Global Water Resources, Inc.	8
2,072	Middlesex Water Co.	163
2,015	Pure Cycle Corp.(a)	21
2,918	SJW Group	237
1,877	The York Water Co.	84
		601
	Wireless Telecommunication Services — 0.31%
9,683	Gogo, Inc.(a)	143
769	Shenandoah Telecommunications Co.	12
3,194	United States Cellular Corp.(a)	67
		222
	Total Common Stocks	68,283
	Contingent Rights — 0.09%
	Biotechnology — 0.00%
1	Tobira Therapeutics, Inc. CVR, 12/31/28(a)(b)	—
	Health Care — 0.00%
1,646	Progenics Pharma CVR, 12/31/49(a)(b)	—
	Health Care Equipment & Supplies — 0.00%
56	ABIOMED, Inc. CVR, 01/02/26(a)	0
	Metals & Mining — 0.09%
108,208	Pan American Silver Corp. CVR, 02/22/29(a)	62
	Pharmaceuticals — 0.00%
759	Aratana Therapeutics, Inc. CVR, (a)(b)	—
5,589	Xeris BioPharma Hold CVR, 10/06/49(a)	1
		1
	Total Contingent Rights	63
	Investment Companies — 5.25%
773,309	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.04%^^(c)	773
2,982,949	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.09%(c)	2,983
	Total Investment Companies	3,756
	Total Investments (cost $43,461) — 100.78%	72,102
	Liabilities in excess of other assets — (0.78)%	(560)
	Net Assets — 100.00%	$71,542

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2022 (Unaudited)

^	All or part of this security was on loan as of December 31, 2022.

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2022.

(a)	Represents non-income producing security.

(b)	Security was valued using significant unobservable inputs as of December 31, 2022.

(c)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

As of December 31, 2022, 100% of the Porfolio’s net assets were managed by Parametric Portfolio Associates, LLC.

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2022.

Futures Contracts Purchased*

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
Russell 2000 Mini Index Future	24	3/17/23	$2,125	$(49)
			$2,125	$(49)
	Total Unrealized Appreciation			$—
	Total Unrealized Depreciation			(49)
	Total Net Unrealized Appreciation/(Depreciation)			$(49)

*	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 99.58%
	Australia — 1.85%
693	Ampol Ltd. (Oil, Gas & Consumable Fuels)	$13
6,890	ANZ Group Holdings Ltd. (Banks)(a)	111
2,941	APA Group (Gas Utilities)	22
1,433	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	30
485	ASX Ltd. (Capital Markets)	22
4,501	Aurizon Holdings Ltd. (Road & Rail)	11
12,319	BHP Group Ltd. (Metals & Mining)	383
1,230	BlueScope Steel Ltd. (Metals & Mining)	14
3,525	Brambles Ltd. (Commercial Services & Supplies)	29
165	Cochlear Ltd. (Health Care Equipment & Supplies)	23
3,429	Coles Group Ltd. (Food & Staples Retailing)	39
4,131	Commonwealth Bank of Australia (Banks)	289
1,360	Computershare Ltd. (IT Services)	24
1,155	CSL Ltd. (Biotechnology)	226
2,615	Dexus (Equity Real Estate Investment Trusts)	14
3,057	Endeavour Group Ltd. (Food & Staples Retailing)	13
4,206	Fortescue Metals Group Ltd. (Metals & Mining)	59
4,174	Goodman Group (Equity Real Estate Investment Trusts)	49
478	IDP Education Ltd. (Diversified Consumer Services)	9
1,340	IGO Ltd. (Metals & Mining)	12
5,779	Insurance Australia Group Ltd. (Insurance)	19
1,593	LendLease Group (Real Estate Management & Development)(b)	9
863	Macquarie Group Ltd. (Capital Markets)	98
7,667	Medibank Private Ltd. (Insurance)	15
419	Mineral Resources Ltd. (Metals & Mining)	22
9,646	Mirvac Group (Equity Real Estate Investment Trusts)	14
7,556	National Australia Bank Ltd. (Banks)	155
2,021	Newcrest Mining Ltd. (Metals & Mining)	28
2,645	Northern Star Resources Ltd. (Metals & Mining)	20
927	Orica Ltd. (Chemicals)	10
4,121	Origin Energy Ltd. (Electric Utilities)	22
5,942	Pilbara Minerals Ltd. (Metals & Mining)(a)	15
2,446	Qantas Airways Ltd. (Airlines)(a)	10
3,741	QBE Insurance Group Ltd. (Insurance)	34
427	Ramsay Health Care Ltd. (Health Care Providers & Services)	19
112	REA Group Ltd. (Interactive Media & Services)	8
687	Reece Ltd. (Trading Companies & Distributors)	7
914	Rio Tinto Ltd. (Metals & Mining)	72
7,479	Santos Ltd. (Oil, Gas & Consumable Fuels)(b)	36

Shares	Security Description	Value (000)
	Australia (continued)
12,339	Scentre Group (Equity Real Estate Investment Trusts)	$24
923	SEEK Ltd. (Interactive Media & Services)	13
1,187	Sonic Healthcare Ltd. (Health Care Providers & Services)	24
11,701	South32 Ltd. (Metals & Mining)	32
5,512	Stockland (Equity Real Estate Investment Trusts)	14
3,312	Suncorp Group Ltd. (Insurance)	27
10,531	Telstra Corp. Ltd. (Diversified Telecommunication Services)	29
5,218	The GPT Group (Equity Real Estate Investment Trusts)	15
5,667	The Lottery Corp. Ltd. (Hotels, Restaurants & Leisure)(a)	17
6,949	Transurban Group (Transportation Infrastructure)	61
2,004	Treasury Wine Estates Ltd. (Beverages)	19
8,881	Vicinity Centres (Equity Real Estate Investment Trusts)(b)	12
528	Washington H Soul Pattinson & Co. Ltd. (Oil, Gas & Consumable Fuels)	10
2,750	Wesfarmers Ltd. (Multiline Retail)	86
8,782	Westpac Banking Corp. (Banks)	140
358	WiseTech Global Ltd. (Software)	12
928	Woodside Energy Group Ltd. (Oil, Gas & Consumable Fuels)	22
3,686	Woodside Energy Group Ltd. (Oil, Gas & Consumable Fuels)	89
3,057	Woolworths Group Ltd. (Food & Staples Retailing)	70
		2,721
	Austria — 0.05%
836	Erste Group Bank AG (Banks)(b)	26
383	OMV AG (Oil, Gas & Consumable Fuels)	20
160	Verbund AG (Electric Utilities)	13
246	Voestalpine AG (Metals & Mining)	7
		66
	Belgium — 1.02%
444	Ageas SA (Insurance)	20
21,961	Anheuser-Busch InBev N.V. (Beverages)	1,322
58	D’ieteren Group (Distributors)	11
67	Elia Group SA (Electric Utilities)(b)	10
217	Groupe Bruxelles Lambert SA (Diversified Financial Services)	17
634	KBC Group N.V. (Banks)	41
31	Sofina SA (Diversified Financial Services)	7
183	Solvay SA, Class - A (Chemicals)	19
321	UCB SA (Pharmaceuticals)	25
491	Umicore SA (Chemicals)(b)	18

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Belgium (continued)
360	Warehouses De Pauw CVA (Equity Real Estate Investment Trusts)	$10
		1,500
	Bermuda — 0.10%
887	Arch Capital Group Ltd. (Insurance)(a)	57
373	Bunge Ltd. (Food Products)	37
98	Everest Re Group Ltd. (Insurance)	32
902	Invesco Ltd. (Capital Markets)	16
		142
	Canada — 3.31%
1,151	Agnico Eagle Mines Ltd. (Metals & Mining)	60
400	Air Canada (Airlines)(a)(b)	6
1,353	Algonquin Power & Utilities Corp. (Multi-Utilities)	9
2,000	Alimentation Couche-Tard, Inc. (Food & Staples Retailing)	88
800	AltaGas Ltd. (Gas Utilities)	14
1,804	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)	24
1,617	Bank of Montreal (Banks)	147
4,364	Barrick Gold Corp. (Metals & Mining)	75
200	BCE, Inc. (Diversified Telecommunication Services)	9
861	Brookfield Asset Management Ltd., Class - A (Capital Markets)(a)	25
3,443	Brookfield Corp. (Capital Markets)	108
92	BRP, Inc. (Leisure Products)	7
800	CAE, Inc. (Aerospace & Defense)(a)	15
996	Cameco Corp. (Oil, Gas & Consumable Fuels)	23
200	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts)(b)	6
2,200	Canadian Imperial Bank of Commerce (Banks)	89
1,410	Canadian National Railway Co. (Road & Rail)	168
2,726	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	151
2,256	Canadian Pacific Railway Ltd. (Road & Rail)	168
143	Canadian Tire Corp. Ltd., Class - A (Multiline Retail)	15
300	Canadian Utilities Ltd., Class - A (Multi-Utilities)	8
3,493	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	68
500	CGI, Inc. (IT Services)(a)	43
49	Constellation Software, Inc. (Software)	77
700	Dollarama, Inc. (Multiline Retail)	41
850	Element Fleet Management Corp. (Diversified Financial Services)(b)	12
600	Emera, Inc. (Electric Utilities)	23

Shares	Security Description	Value (000)
	Canada (continued)
400	Empire Co. Ltd. (Food & Staples Retailing)	$11
4,900	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	192
27,877	First Quantum Minerals Ltd. (Metals & Mining)	581
100	FirstService Corp. (Real Estate Management & Development)	12
1,100	Fortis, Inc. (Electric Utilities)	44
458	Franco-Nevada Corp. (Metals & Mining)	62
144	George Weston Ltd. (Food & Staples Retailing)	18
500	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	14
600	Great-West Lifeco, Inc. (Insurance)	14
800	Hydro One Ltd. (Electric Utilities)(b)	21
300	iA Financial Corp., Inc. (Insurance)	18
200	IGM Financial, Inc. (Capital Markets)	6
537	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	26
419	Intact Financial Corp. (Insurance)	60
1,948	Ivanhoe Mines Ltd. (Metals & Mining)(a)	15
600	Keyera Corp. (Oil, Gas & Consumable Fuels)	13
3,200	Kinross Gold Corp. (Metals & Mining)	13
400	Loblaw Companies Ltd. (Food & Staples Retailing)	35
281	Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)(a)	90
1,400	Lundin Mining Corp. (Metals & Mining)(b)	9
700	Magna International, Inc. (Auto Components)	39
4,700	Manulife Financial Corp. (Insurance)	84
600	Metro, Inc. (Food & Staples Retailing)	33
800	National Bank of Canada (Banks)	54
500	Northland Power, Inc. (Independent Power and Renewable Electricity Producers)	14
1,333	Nutrien Ltd. (Chemicals)	97
150	Nuvei Corp. (IT Services)(a)	4
200	Onex Corp. (Diversified Financial Services)	10
700	Open Text Corp. (Software)(b)	21
500	Pan American Silver Corp. (Metals & Mining)	8
400	Parkland Corp. (Oil, Gas & Consumable Fuels)(b)	9
1,400	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels)	48
1,350	Power Corp. of Canada (Insurance)	32
500	Quebecor, Inc., Class - B (Media)	11
700	Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	45
300	RioCan Real Estate Investment Trust (Equity Real Estate Investment Trusts)(b)	5
300	Ritchie Bros. Auctioneers, Inc. (Commercial Services & Supplies)	17
900	Rogers Communications, Inc., Class - B (Wireless Telecommunication Services)	42
3,580	Royal Bank of Canada (Banks)	336

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
691	Saputo, Inc. (Food Products)(b)	$17
1,200	Shaw Communications, Inc., Class - B (Media)	35
2,870	Shopify, Inc. (IT Services)(a)	100
1,400	Sun Life Financial, Inc. (Insurance)	65
3,289	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	104
2,399	TC Energy Corp. (Oil, Gas & Consumable Fuels)	96
1,135	Teck Resources Ltd., Class - B (Metals & Mining)	43
1,000	TELUS Corp. (Diversified Telecommunication Services)	19
213	TFI International, Inc. (Road & Rail)	21
2,962	The Bank of Nova Scotia (Banks)	145
192	The Descartes Systems Group, Inc. (Software)(a)	13
4,436	The Toronto-Dominion Bank (Banks)	287
400	Thomson Reuters Corp. (Professional Services)	46
100	TMX Group Ltd. (Capital Markets)	10
200	Toromont Industries Ltd. (Trading Companies & Distributors)	14
737	Tourmaline Oil Corp. (Oil, Gas & Consumable Fuels)	37
620	Waste Connections, Inc. (Commercial Services & Supplies)	82
136	West Fraser Timber Co. Ltd. (Paper & Forest Products)	10
1,100	Wheaton Precious Metals Corp. (Metals & Mining)	43
300	WSP Global, Inc. (Construction & Engineering)	35
		4,864
	China — 0.01%
128	Futu Holdings Ltd., ADR (Capital Markets)(a)	5
3,000	SITC International Holdings Co. Ltd. (Marine)	7
		12
	Denmark — 0.86%
8	A.P. Moller - Maersk A/S, Class - A (Marine)	18
11	A.P. Moller - Maersk A/S, Class - B (Marine)	25
251	Carlsberg A/S, Class - B (Beverages)	33
263	Christian Hansen Holding A/S (Chemicals)(b)	19
302	Coloplast A/S, Class - B (Health Care Equipment & Supplies)	35
1,609	Danske Bank A/S (Banks)	32
292	Demant A/S (Health Care Equipment & Supplies)(a)	8
432	DSV A/S (Road & Rail)	68
165	Genmab A/S (Biotechnology)(a)(b)	70
4,046	Novo Nordisk A/S, Class - B (Pharmaceuticals)	546
501	Novozymes A/S, B Shares (Chemicals)	25
3,049	Orsted A/S (Electric Utilities)	278

Shares	Security Description	Value (000)
	Denmark (continued)
245	Pandora A/S (Textiles, Apparel & Luxury Goods)	$17
18	ROCKWOOL A/S, Class - B (Building Products)	4
810	Tryg A/S (Insurance)(b)	19
2,458	Vestas Wind Systems A/S (Electrical Equipment)	72
		1,269
	Finland — 0.64%
360	Elisa Oyj (Diversified Telecommunication Services)	19
1,122	Fortum Oyj (Electric Utilities)	19
684	Kesko Oyj, Class - B (Food & Staples Retailing)	15
864	Kone Oyj, Class - B (Machinery)	45
11,696	Neste Oyj (Oil, Gas & Consumable Fuels)	539
13,185	Nokia Oyj (Communications Equipment)	61
8,052	Nordea Bank Abp (Banks)	86
243	Orion Oyj, Class - B (Pharmaceuticals)	13
1,192	Sampo Oyj, Class - A (Insurance)	62
1,360	Stora Enso Oyj, Registered Shares (Paper & Forest Products)	19
1,356	UPM-Kymmene Oyj (Paper & Forest Products)	51
1,231	Wartsila Oyj Abp (Machinery)	10
		939
	France — 2.59%
434	Accor SA (Hotels, Restaurants & Leisure)(a)(b)	11
91	Aeroports de Paris (Transportation Infrastructure)(a)	12
1,269	Air Liquide SA (Chemicals)	180
826	Alstom SA (Machinery)	20
152	Amundi SA (Capital Markets)	9
151	Arkema SA (Chemicals)	14
4,551	AXA SA (Insurance)	127
104	BioMerieux (Health Care Equipment & Supplies)	11
2,734	BNP Paribas SA (Banks)	156
566	Bouygues SA (Construction & Engineering)	17
727	Bureau Veritas SA (Professional Services)(b)	19
403	Capgemini SE (IT Services)	67
1,562	Carrefour SA (Food & Staples Retailing)(b)	26
1,612	Cie Generale des Etablissements Michelin SCA (Auto Components)	45
1,237	Compagnie de Saint-Gobain (Building Products)	60
115	Covivio (Equity Real Estate Investment Trusts)	7
2,961	Credit Agricole SA (Banks)	31
1,592	Danone SA (Food Products)	84
1,670	Dassault Systemes SE (Software)	60
640	Edenred (IT Services)	35
195	Eiffage SA (Construction & Engineering)(b)	19
1,408	Electricite de France SA (Electric Utilities)	18
4,644	Engie SA (Multi-Utilities)	67
706	EssilorLuxottica SA (Health Care Equipment & Supplies)	128

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
78	Eurazeo SE (Diversified Financial Services)	$5
116	Gecina SA (Equity Real Estate Investment Trusts)(b)	12
1,089	Getlink SE (Transportation Infrastructure)	17
77	Hermes International (Textiles, Apparel & Luxury Goods)	119
89	Ipsen SA (Pharmaceuticals)	10
184	Kering SA (Textiles, Apparel & Luxury Goods)	94
568	Klepierre SA (Equity Real Estate Investment Trusts)	13
256	LA Francaise des Jeux SAEM (Hotels, Restaurants & Leisure)	10
606	Legrand SA (Electrical Equipment)	49
583	L’Oreal SA (Personal Products)	207
677	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	492
4,724	Orange SA (Diversified Telecommunication Services)(b)	47
508	Pernod Ricard SA (Beverages)	100
528	Publicis Groupe SA (Media)	34
49	Remy Cointreau SA (Beverages)	8
440	Renault SA (Automobiles)(a)	15
854	Safran SA (Aerospace & Defense)	107
2,789	Sanofi (Pharmaceuticals)	267
70	Sartorius Stedim Biotech (Life Sciences Tools & Services)	23
1,313	Schneider Electric SE (Electrical Equipment)(b)	184
55	SEB SA (Household Durables)	5
2,059	Societe Generale SA (Banks)	52
224	Sodexo SA (Hotels, Restaurants & Leisure)	21
149	Teleperformance (Professional Services)	36
270	Thales SA (Aerospace & Defense)	34
6,009	TotalEnergies SE (Oil, Gas & Consumable Fuels)	376
225	UbiSoft Entertainment SA (Entertainment)(a)	6
305	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts)(a)	16
595	Valeo (Auto Components)	11
1,599	Veolia Environnement SA (Multi-Utilities)	41
1,264	Vinci SA (Construction & Engineering)	126
1,744	Vivendi SE (Entertainment)	17
71	Wendel SE (Diversified Financial Services)	7
558	Worldline SA (IT Services)(a)	22
		3,806
	Germany — 2.16%
410	adidas AG (Textiles, Apparel & Luxury Goods)	56
980	Allianz SE (Insurance)	211
2,457	Aroundtown SA (Real Estate Management & Development)(b)	6

Shares	Security Description	Value (000)
	Germany (continued)
2,237	BASF SE (Chemicals)	$111
2,390	Bayer AG, Registered Shares (Pharmaceuticals)	124
809	Bayerische Motoren Werke AG (Automobiles)	72
177	Bechtle AG (IT Services)	6
255	Beiersdorf AG (Personal Products)	29
400	Brenntag AG (Trading Companies & Distributors)	26
99	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	12
2,817	Commerzbank AG (Banks)(a)	27
279	Continental AG (Auto Components)	17
494	Covestro AG (Chemicals)	19
1,041	Daimler Truck Holding AG (Machinery)(a)	32
405	Delivery Hero SE (Internet & Direct Marketing Retail)(a)	19
4,983	Deutsche Bank AG, Registered Shares (Capital Markets)	56
464	Deutsche Boerse AG (Capital Markets)	80
1,458	Deutsche Lufthansa AG, Registered Shares (Airlines)(a)(b)	12
16,240	Deutsche Post AG, Registered Shares (Air Freight & Logistics)	612
7,840	Deutsche Telekom AG (Diversified Telecommunication Services)(b)	156
244	Dr. Ing. h.c. F. Porsche AG (Automobiles)(a)	25
5,467	E.ON SE (Multi-Utilities)	55
515	Evonik Industries AG (Chemicals)	10
500	Fresenius Medical Care AG & Co. KGAA (Health Care Providers & Services)	16
1,062	Fresenius SE & Co. KGaA (Health Care Providers & Services)	30
419	GEA Group AG (Machinery)	17
153	Hannover Rueck SE (Insurance)	30
370	HeidelbergCement AG (Construction Materials)	21
423	HelloFresh SE (Food & Staples Retailing)(a)	9
263	Henkel AG & Co. KGAA (Household Products)	17
3,171	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)(b)	96
186	Knorr-Bremse AG (Machinery)	10
193	LEG Immobilien AG (Real Estate Management & Development)	13
1,883	Mercedes-Benz Group AG (Automobiles)(b)	124
314	Merck KGaA (Pharmaceuticals)	61
130	MTU Aero Engines AG (Aerospace & Defense)	28
339	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares (Insurance)	110
126	Nemetschek SE (Software)	6
239	Puma SE (Textiles, Apparel & Luxury Goods)(b)	15

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
11	Rational AG (Machinery)	$7
105	Rheinmetall AG (Industrial Conglomerates)	21
1,593	RWE AG (Multi-Utilities)	71
2,550	SAP SE (Software)	264
221	Scout24 AG (Interactive Media & Services)	11
1,868	Siemens AG, Registered Shares (Industrial Conglomerates)	260
975	Siemens Energy AG (Electrical Equipment)	18
674	Siemens Healthineers AG (Health Care Equipment & Supplies)	34
326	Symrise AG (Chemicals)(b)	35
3,222	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	8
258	United Internet AG (Diversified Telecommunication Services)(b)	5
1,772	Vonovia SE (Real Estate Management & Development)	42
543	Zalando SE (Internet & Direct Marketing Retail)(a)	19
		3,171
	Hong Kong — 1.27%
106,547	AIA Group Ltd. (Insurance)	1,187
9,500	BOC Hong Kong Holdings Ltd. (Banks)	32
4,200	Budweiser Brewing Co. APAC Ltd. (Beverages)	13
5,000	CK Asset Holdings Ltd. (Real Estate Management & Development)	31
6,000	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	36
1,500	CK Infrastructure Holdings Ltd. (Electric Utilities)	8
4,000	CLP Holdings Ltd. (Electric Utilities)	29
4,200	ESR Cayman Ltd. (Real Estate Management & Development)	9
5,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	33
5,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	10
2,000	Hang Seng Bank Ltd. (Banks)	33
4,000	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	14
6,500	HK Electric Investments & HK Electric Investments Ltd. (Electric Utilities)	4
6,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)(b)	7
28,665	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	27
2,949	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	127

Shares	Security Description	Value (000)
	Hong Kong (continued)
2,400	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	$11
4,000	MTR Corp. Ltd. (Road & Rail)	21
4,000	New World Development Co. Ltd. (Real Estate Management & Development)	11
3,500	Power Assets Holdings Ltd. (Electric Utilities)	19
6,000	Sands China Ltd. (Hotels, Restaurants & Leisure)(a)	20
8,392	Sino Land Co. Ltd. (Real Estate Management & Development)	10
3,500	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	48
1,000	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	9
3,000	Swire Properties Ltd. (Real Estate Management & Development)	8
3,500	Techtronic Industries Co. Ltd. (Machinery)	39
5,023	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	37
18,450	WH Group Ltd. (Food Products)	11
4,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	23
		1,867
	Ireland (Republic of) — 0.95%
322	AerCap Holdings N.V. (Trading Companies & Distributors)(a)	19
1,981	AIB Group PLC (Banks)	8
234	Allegion PLC (Building Products)	25
2,330	Bank of Ireland Group PLC (Banks)	22
1,896	CRH PLC (Construction Materials)(b)	75
235	DCC PLC (Industrial Conglomerates)(b)	12
971	Eaton Corp. PLC (Electrical Equipment)	152
2,241	Experian PLC (Professional Services)	76
417	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)(a)	57
540	Horizon Therapeutics PLC (Pharmaceuticals)(a)	61
1,037	James Hardie Industries PLC (Construction Materials)	19
5,402	Kerry Group PLC, Class - A (Food Products)(b)	487
384	Kingspan Group PLC (Building Products)	21
3,258	Medtronic PLC (Health Care Equipment & Supplies)	253
406	Pentair PLC (Machinery)	18
480	Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	25
540	Smurfit Kappa Group PLC (Containers & Packaging)(b)	20
243	STERIS PLC (Health Care Equipment & Supplies)	45
		1,395

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Isle of Man — 0.01%
1,361	Entain PLC (Hotels, Restaurants & Leisure)	$22
	Israel — 0.18%
101	Azrieli Group Ltd. (Real Estate Management & Development)	7
3,082	Bank Hapoalim BM (Banks)	28
3,920	Bank Leumi Le (Banks)	33
4,851	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	8
265	Check Point Software Technologies Ltd. (Software)(a)	33
88	CyberArk Software Ltd. (Software)(a)	11
60	Elbit Systems Ltd. (Aerospace & Defense)	10
1,724	ICL Group Ltd. (Chemicals)	12
1	Isracard Ltd. (Consumer Finance)	—
3,213	Israel Discount Bank Ltd., Class - A (Banks)	17
304	Mizrahi Tefahot Bank Ltd. (Banks)	10
155	Nice Ltd. (Software)(a)	30
127	SolarEdge Technologies, Inc. (Semiconductors & Semiconductor Equipment)(a)	37
268	Tower Semiconductor Ltd. (Semiconductors & Semiconductor Equipment)(a)	12
136	Wix.com Ltd. (IT Services)(a)	10
201	ZIM Integrated Shipping Services Ltd. (Marine)	3
		261
	Italy — 0.46%
266	Amplifon SpA (Health Care Providers & Services)	8
2,395	Assicurazioni Generali SpA (Insurance)	43
1,427	Davide Campari-Milano N.V. (Beverages)	14
54	DiaSorin SpA (Health Care Equipment & Supplies)	8
19,818	Enel SpA (Electric Utilities)(b)	106
6,167	Eni SpA (Oil, Gas & Consumable Fuels)	87
320	Ferrari N.V. (Automobiles)	68
1,425	FinecoBank Banca Fineco SpA (Banks)	24
1,050	Infrastrutture Wireless Italiane SpA (Diversified Telecommunication Services)(b)	11
39,570	Intesa Sanpaolo SpA (Banks)(b)	87
1,412	Mediobanca Banca di Credito Finanziario SpA (Banks)	14
450	Moncler SpA (Textiles, Apparel & Luxury Goods)	24
1,124	Nexi SpA (IT Services)(a)	9
1,363	Poste Italiane SpA (Insurance)	13
676	Prusmian SpA (Electrical Equipment)	25

Shares	Security Description	Value (000)
	Italy (continued)
257	Recordati SpA (Pharmaceuticals)	$11
5,318	Snam SpA (Gas Utilities)	26
25,056	Telecom Italia SpA (Diversified Telecommunication Services)(a)	6
3,462	Terna - Rete Elettrica Nazionale SpA (Electric Utilities)	26
4,557	Unicredit SpA (Banks)	65
		675
	Japan — 5.42%
500	Advantest Corp. (Semiconductors & Semiconductor Equipment)(b)	32
1,600	Aeon Co. Ltd. (Food & Staples Retailing)	34
500	AGC, Inc. (Building Products)	17
400	Aisin Corp. (Auto Components)	11
1,100	Ajinomoto Co., Inc. (Food Products)	34
300	ANA Holdings, Inc. (Airlines)(a)(b)	6
1,100	Asahi Group Holdings Ltd. (Beverages)(b)	35
500	Asahi Intecc Co. Ltd. (Health Care Equipment & Supplies)	8
3,200	Asahi Kasei Corp. (Chemicals)	23
4,500	Astellas Pharma, Inc. (Pharmaceuticals)	69
300	Azbil Corp. (Electronic Equipment, Instruments & Components)	8
1,300	Bridgestone Corp. (Auto Components)	46
500	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	8
2,400	Canon, Inc. (Technology Hardware, Storage & Peripherals)	52
400	Capcom Co. Ltd. (Entertainment)	13
300	Central Japan Railway Co. (Road & Rail)	37
1,600	Chubu Electric Power Co., Inc. (Electric Utilities)	17
1,600	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	41
2,800	Concordia Financial Group Ltd. (Banks)	12
1,100	CyberAgent, Inc. (Media)	10
600	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	12
200	Daifuku Co. Ltd. (Machinery)	9
2,500	Dai-ichi Life Holdings, Inc. (Insurance)	57
4,400	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	143
600	Daikin Industries Ltd. (Building Products)	92
200	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	21
1,300	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	30
5	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts)	11
3,800	Daiwa Securities Group, Inc. (Capital Markets)	17

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
1,100	Denso Corp. (Auto Components)	$55
500	Dentsu Group, Inc. (Media)	16
100	Disco Corp. (Semiconductors & Semiconductor Equipment)	29
700	East Japan Railway Co. (Road & Rail)	40
600	Eisai Co. Ltd. (Pharmaceuticals)	40
7,800	ENEOS Holdings, Inc. (Oil, Gas & Consumable Fuels)	27
500	FANUC Corp. (Machinery)	76
100	Fast Retailing Co. Ltd. (Specialty Retail)	61
300	Fuji Electric Co. Ltd. (Electrical Equipment)	11
900	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	45
500	Fujitsu Ltd. (IT Services)(b)	67
27	GLP J-REIT (Equity Real Estate Investment Trusts)(b)	31
100	GMO Payment Gateway, Inc. (IT Services)	8
600	Hakuhodo DY Holdings, Inc. (Media)	6
300	Hamamatsu Photonics K.K. (Electronic Equipment, Instruments & Components)	14
600	Hankyu Hanshin Holdings, Inc. (Road & Rail)	18
100	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	13
300	Hitachi Construction Machinery Co. Ltd. (Machinery)	7
2,400	Hitachi Ltd. (Industrial Conglomerates)	122
4,000	Honda Motor Co. Ltd. (Automobiles)	92
200	Hoshizaki Corp. (Machinery)	7
900	HOYA Corp. (Health Care Equipment & Supplies)	87
800	Hulic Co. Ltd. (Real Estate Management & Development)(b)	6
300	Ibiden Co. Ltd. (Electronic Equipment, Instruments & Components)	11
500	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)(b)	12
2,500	Inpex Corp. (Oil, Gas & Consumable Fuels)	27
1,500	Isuzu Motors Ltd. (Automobiles)	18
100	ITO EN Ltd. (Beverages)	4
2,900	ITOCHU Corp. (Trading Companies & Distributors)	92
200	Itochu Techno-Solutions Corp. (IT Services)	5
1,300	Japan Exchange Group, Inc. (Capital Markets)	19
1,100	Japan Post Bank Co. Ltd. (Banks)	9
6,100	Japan Post Holdings Co. Ltd. (Insurance)(b)	52
500	Japan Post Insurance Co. Ltd. (Insurance)(b)	9
3	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	13

Shares	Security Description	Value (000)
	Japan (continued)
18	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	$14
1,400	JFE Holdings, Inc. (Metals & Mining)	16
500	JSR Corp. (Chemicals)	10
1,100	Kajima Corp. (Construction & Engineering)	13
300	Kakaku.com, Inc. (Interactive Media & Services)	5
1,100	Kao Corp. (Personal Products)	44
3,900	KDDI Corp. (Wireless Telecommunication Services)	118
300	Keio Corp. (Road & Rail)	11
300	Keisei Electric Railway Co. Ltd. (Road & Rail)	9
500	Keyence Corp. (Electronic Equipment, Instruments & Components)	196
400	Kikkoman Corp. (Food Products)	21
400	Kintetsu Group Holdings Co. Ltd. (Road & Rail)	13
2,100	Kirin Holdings Co. Ltd. (Beverages)	32
100	Kobayashi Pharmaceutical Co. Ltd. (Personal Products)	7
300	Kobe Bussan Co. Ltd. (Food & Staples Retailing)	9
2,100	Komatsu Ltd. (Machinery)	46
200	Konami Group Corp. (Entertainment)	9
100	Kose Corp. (Personal Products)	11
2,600	Kubota Corp. (Machinery)	36
200	Kurita Water Industries Ltd. (Machinery)	8
800	Kyocera Corp. (Electronic Equipment, Instruments & Components)	40
700	Kyowa Kirin Co. Ltd. (Pharmaceuticals)	16
700	Lixil Corp. (Building Products)	11
1,100	M3, Inc. (Health Care Technology)	30
500	Makita Corp. (Machinery)	12
3,900	Marubeni Corp. (Trading Companies & Distributors)	45
1,500	Mazda Motor Corp. (Automobiles)	11
200	McDon’ld’s Holdings Co. Ltd. (Hotels, Restaurants & Leisure)	8
300	MEIJI Holdings Co. Ltd. (Food Products)	15
900	MINEBEA MITSUMI, Inc. (Machinery)	14
8,649	MISUMI Group, Inc. (Machinery)	189
3,200	Mitsubishi Chemical Group Corp. (Chemicals)	17
3,000	Mitsubishi Corp. (Trading Companies & Distributors)	98
4,400	Mitsubishi Electric Corp. (Electrical Equipment)	44
3,000	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	39
800	Mitsubishi Heavy Industries Ltd. (Machinery)	32
29,700	Mitsubishi UFJ Financial Group, Inc. (Banks)	201
3,500	Mitsui & Co. Ltd. (Trading Companies & Distributors)	103

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
400	Mitsui Chemicals, Inc. (Chemicals)	$9
2,300	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	42
900	Mitsui O.S.K. Lines Ltd. (Marine)	23
5,840	Mizuho Financial Group, Inc. (Banks)	83
600	MonotaRO Co. Ltd. (Trading Companies & Distributors)	8
1,100	MS&AD Insurance Group Holdings, Inc. (Insurance)	35
1,400	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	70
600	NEC Corp. (Technology Hardware, Storage & Peripherals)	21
1,100	Nexon Co. Ltd. (Entertainment)	25
600	NGK Insulators Ltd. (Machinery)	8
8,150	Nidec Corp. (Electrical Equipment)	423
800	Nihon M&A Center Holdings, Inc. (Professional Services)	10
2,700	Nintendo Co. Ltd. (Entertainment)	114
4	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	18
200	NIPPON EXPRESS HOLDINGS, INC. (Road & Rail)	11
2,100	Nippon Paint Holdings Co. Ltd. (Chemicals)(b)	17
5	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)(b)	12
200	Nippon Sanso Holdings Corp. (Chemicals)	3
100	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	6
2,000	Nippon Steel Corp. (Metals & Mining)(b)	35
2,700	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	77
1,200	Nippon Yusen KK (Marine)	28
300	Nissan Chemical Corp. (Chemicals)	13
500	Nisshin Seifun Group, Inc. (Food Products)	6
200	Nissin Foods Holdings Co. Ltd. (Food Products)(b)	16
200	Nitori Holdings Co. Ltd. (Specialty Retail)	26
300	Nitto Denko Corp. (Chemicals)	17
7,500	Nomura Holdings, Inc. (Capital Markets)	28
400	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	9
11	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	14
800	Nomura Research Institute Ltd. (IT Services)	19
1,600	NTT Data Corp. (IT Services)	24
1,500	Obayashi Corp. (Construction & Engineering)	11
200	Obic Co. Ltd. (IT Services)	30

Shares	Security Description	Value (000)
	Japan (continued)
700	Odakyu Electric Railway Co. Ltd. (Road & Rail)	$9
2,400	Oji Paper Co. Ltd. (Paper & Forest Products)	10
3,000	Olympus Corp. (Health Care Equipment & Supplies)	54
500	OMRON Corp. (Electronic Equipment, Instruments & Components)	24
900	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	21
200	Open House Group Co. Ltd. (Household Durables)(b)	7
100	Oracle Corp. (Software)	6
500	Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	73
2,700	ORIX Corp. (Diversified Financial Services)	44
1,000	Osaka Gas Co. Ltd. (Gas Utilities)	16
300	OTSUKA Corp. (IT Services)	9
1,000	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	33
800	Pan Pacific International Holdings Corp. (Multiline Retail)	15
5,600	Panasonic Holdings Corp. (Household Durables)	47
500	Persol Holdings Co. Ltd. (Professional Services)(b)	11
2,200	Rakuten Group, Inc. (Internet & Direct Marketing Retail)	10
3,400	Recruit Holdings Co. Ltd. (Professional Services)	108
2,700	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)(a)(b)	24
5,200	Resona Holdings, Inc. (Banks)	29
1,600	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	12
200	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	15
600	SBI Holdings, Inc. (Capital Markets)	12
300	SCSK Corp. (IT Services)	5
500	Secom Co. Ltd. (Commercial Services & Supplies)	29
600	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	9
1,000	Sekisui Chemical Co. Ltd. (Household Durables)	14
1,600	Sekisui House Ltd. (Household Durables)	28
1,800	Seven & i Holdings Co. Ltd. (Food & Staples Retailing)	78
800	SG Holdings Co. Ltd. (Air Freight & Logistics)	11
500	Sharp Corp. (Household Durables)(b)	4
500	Shimadzu Corp. (Electronic Equipment, Instruments & Components)	14
200	Shimano, Inc. (Leisure Products)	32
1,400	Shimizu Corp. (Construction & Engineering)	8

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
900	Shin-Etsu Chemical Co. Ltd. (Chemicals)	$111
600	Shionogi & Co. Ltd. (Pharmaceuticals)	30
1,000	Shiseido Co. Ltd. (Personal Products)	49
1,000	Shizuoka Financial Group, Inc. (Banks)	8
100	SMC Corp. (Machinery)	42
6,900	Softbank Corp. (Wireless Telecommunication Services)	78
2,900	SoftBank Group Corp. (Wireless Telecommunication Services)	125
800	Sompo Holdings, Inc. (Insurance)	36
3,100	Sony Group Corp. (Household Durables)	237
200	Square Enix Holdings Co. Ltd. (Entertainment)	9
800	SUMCO Corp. (Semiconductors & Semiconductor Equipment)(b)	11
3,600	Sumitomo Chemical Co. Ltd. (Chemicals)	13
2,700	Sumitomo Corp. (Trading Companies & Distributors)	45
1,900	Sumitomo Electric Industries Ltd. (Auto Components)	22
600	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	21
3,200	Sumitomo Mitsui Financial Group, Inc. (Banks)	129
800	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	28
700	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	17
300	Suntory Beverage & Food Ltd. (Beverages)	10
400	Sysmex Corp. (Health Care Equipment & Supplies)	24
1,300	T&D Holdings, Inc. (Insurance)	19
500	Taisei Corp. (Construction & Engineering)	16
3,800	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	119
900	TDK Corp. (Electronic Equipment, Instruments & Components)	30
1,600	Terumo Corp. (Health Care Equipment & Supplies)	46
1,200	The Chiba Bank Ltd. (Banks)	9
1,800	The Kansai Electric Power Co., Inc. (Electric Utilities)	18
500	TIS, Inc. (IT Services)	13
500	Tobu Railway Co. Ltd. (Road & Rail)	12
300	Toho Co. Ltd. (Entertainment)	12
4,500	Tokio Marine Holdings, Inc. (Insurance)	97
300	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	89
1,000	Tokyo Gas Co. Ltd. (Gas Utilities)	20
1,300	Tokyu Corp. (Road & Rail)	16

Shares	Security Description	Value (000)
	Japan (continued)
600	TOPPAN, Inc. (Commercial Services & Supplies)	$9
3,400	Toray Industries, Inc. (Chemicals)	19
1,000	Toshiba Corp. (Industrial Conglomerates)	35
600	Tosoh Corp. (Chemicals)	7
300	TOTO Ltd. (Building Products)	10
300	Toyota Industries Corp. (Auto Components)	17
25,600	Toyota Motor Corp. (Automobiles)	353
500	Toyota Tsusho Corp. (Trading Companies & Distributors)	19
300	Trend Micro, Inc. (Software)	14
1,000	Unicharm Corp. (Household Products)	39
500	USS Co. Ltd. (Specialty Retail)	8
200	Welcia Holdings Co. Ltd. (Food & Staples Retailing)	5
500	West Japan Railway Co. (Road & Rail)(b)	22
300	Yakult Honsha Co. Ltd. (Food Products)	20
300	Yamaha Corp. (Leisure Products)	11
800	Yamaha Motor Co. Ltd. (Automobiles)	18
800	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	13
600	Yaskawa Electric Corp. (Machinery)	19
600	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	10
6,700	Z Holdings Corp. (Interactive Media & Services)	17
300	ZOZO, Inc. (Internet & Direct Marketing Retail)(b)	7
		7,952
	Jersey — 0.14%
24,155	Glencore PLC (Metals & Mining)(b)	162
218	Novocure Ltd. (Health Care Equipment & Supplies)(a)	16
2,653	WPP PLC (Media)	26
		204
	Liberia — 0.02%
579	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)(a)	29
	Luxembourg — 0.05%
1,143	ArcelorMittal SA (Metals & Mining)	30
330	Eurofins Scientific SE (Life Sciences Tools & Services)	24
1,138	Tenaris SA (Energy Equipment & Services)	20
		74
	Netherlands — 1.52%
1,034	ABN AMRO Bank N.V. (Banks)	14
268	Adyen N.V. (IT Services)(a)(b)	369
4,651	AEGON N.V. (Insurance)	24
1,431	Airbus SE (Aerospace & Defense)	170

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Netherlands (continued)
461	Akzo Nobel N.V. (Chemicals)	$31
134	Argenx SE (Biotechnology)(a)	50
110	ASM International N.V. (Semiconductors & Semiconductor Equipment)	28
977	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)(b)	527
2,515	CNH Industrial N.V. (Machinery)	40
214	Euronext N.V. (Capital Markets)	16
274	EXOR NV (Diversified Financial Services)(a)	20
129	Heineken Holding N.V. (Beverages)	10
659	Heineken N.V. (Beverages)	62
131	IMCD NV (Trading Companies & Distributors)(b)	19
9,432	ING Groep N.V. (Banks)	115
175	JDE P’et’s N.V. (Food Products)	5
431	Just Eat Takeaway.com N.V. (Internet & Direct Marketing Retail)(a)	9
2,558	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	73
426	Koninklijke DSM N.V. (Chemicals)	52
8,694	Koninklijke KPN N.V. (Diversified Telecommunication Services)	27
2,022	Koninklijke Philips N.V. (Health Care Equipment & Supplies)	30
576	LyondellBasell Industries N.V., Class - A (Chemicals)	48
696	NN Group N.V. (Insurance)	28
619	NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	98
248	OCI N.V. (Chemicals)(b)	9
2,082	Prosus N.V. (Internet & Direct Marketing Retail)(b)	144
568	QIAGEN N.V. (Life Sciences Tools & Services)(a)	29
276	Randstad N.V. (Professional Services)	17
1,666	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	59
1,761	Universal Music Group N.V. (Entertainment)	42
654	Wolters Kluwer N.V. (Professional Services)	68
		2,233
	New Zealand — 0.06%
2,680	Auckland International Airport Ltd. (Transportation Infrastructure)(a)	13
1,455	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	21
1,764	Mercury NZ Ltd. (Electric Utilities)	6

Shares	Security Description	Value (000)
	New Zealand (continued)
2,860	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	$10
5,100	Spark New Zealand Ltd. (Diversified Telecommunication Services)	17
332	Xero Ltd. (Software)(a)	16
		83
	Norway — 0.60%
571	Adevinta ASA (Interactive Media & Services)(a)	4
763	Aker BP ASA (Oil, Gas & Consumable Fuels)	24
2,403	DNB Bank ASA (Banks)	48
19,130	Equinor ASA (Oil, Gas & Consumable Fuels)	687
485	Gjensidige Forsikring ASA (Insurance)	10
217	Kongsberg Gruppen ASA (Aerospace & Defense)	9
1,094	Mowi ASA (Food Products)(b)	19
3,388	Norsk Hydro ASA (Metals & Mining)	25
1,866	Orkla ASA (Food Products)	14
134	Salmar ASA (Food Products)	5
1,828	Telenor ASA (Diversified Telecommunication Services)	17
438	Yara International ASA (Chemicals)	19
		881
	Portugal — 0.05%
6,973	E–Ponstrucias de Portugal SA (Electric Utilities)	35
1,241	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)(b)	17
752	Jeronimo Martins SGPS, SA (Food & Staples Retailing)(b)	16
		68
	Singapore — 0.32%
8,441	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	17
12,356	CapitaLand Integrated Commercial Trust (Equity Real Estate Investment Trusts)	19
6,700	Capitaland Investment Ltd. (Real Estate Management & Development)	19
1,000	City Developments Ltd. (Real Estate Management & Development)	6
4,361	DBS Group Holdings Ltd. (Banks)	111
15,700	Genting Singapore Ltd. (Hotels, Restaurants & Leisure)	11
3,553	Grab Holdings Ltd. (Road & Rail)(a)	11
4,100	Keppel Corp. Ltd. (Industrial Conglomerates)	22
5,600	Mapletree Commercial Trust (Equity Real Estate Investment Trusts)	7
6,014	Mapletree Logistics Trust (Equity Real Estate Investment Trusts)	7
8,090	Oversea-Chinese Banking Corp. Ltd. (Banks)	74

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Singapore (continued)
2,700	Singapore Airlines Ltd. (Airlines)	$11
2,000	Singapore Exchange Ltd. (Capital Markets)	13
2,100	Singapore Technologies Engineering Ltd. (Aerospace & Defense)	5
20,700	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	40
3,100	United Overseas Bank Ltd. (Banks)	71
1,000	UOL Group Ltd. (Real Estate Management & Development)	5
700	Venture Corp. Ltd. (Electronic Equipment, Instruments & Components)	9
5,000	Wilmar International Ltd. (Food Products)	16
		474
	Spain — 0.58%
54	Acciona SA (Electric Utilities)	10
350	ACS Actividades onstrucciónion y Servicios SA (Construction & Engineering)	10
171	Aena SME SA (Transportation Infrastructure)(a)	21
1,097	Amadeus IT Group SA (IT Services)(a)	57
14,134	Banco Bilbao Vizcaya Argentaria SA (Banks)	85
40,891	Banco Santander SA (Banks)(b)	123
10,550	CaixaBank SA (Banks)	41
1,388	Cellnex Telecom SA (Diversified Telecommunication Services)(b)	46
703	EDP Renovaveis SA (Independent Power and Renewable Electricity Producers)	15
585	Enagas SA (Gas Utilities)(b)	10
802	Endesa SA (Electric Utilities)	15
1,208	Ferrovial SA (Construction & Engineering)	32
756	Grifols SA (Biotechnology)(a)	9
14,639	Iberdrola SA (Electric Utilities)	171
3,046	Industria de Diseno Textil SA (Specialty Retail)	81
491	Naturgy Energy Group SA (Gas Utilities)	13
1,081	Red Electrica Corp. SA (Electric Utilities)	19
2,994	Repsol SA (Oil, Gas & Consumable Fuels)	48
11,840	Telefonica SA (Diversified Telecommunication Services)	43
		849
	Sweden — 0.73%
779	Alfa Laval AB (Machinery)	22
2,440	Assa Abloy AB, B Shares (Building Products)	52
6,496	Atlas Copco AB, Class - A (Machinery)(a)	78
3,956	Atlas Copco AB, Class - B (Machinery)	42
666	Boliden AB (Metals & Mining)	25
623	Electrolux AB, Class - B (Household Durables)	8
1,497	Embracer Group AB (Entertainment)(a)	7
1,637	Epiroc AB, Class - A (Machinery)	30
1,066	Epiroc AB, Class - B (Machinery)	17

Shares	Security Description	Value (000)
	Sweden (continued)
721	Equities AB (Capital Markets)	$15
1,541	Essity AB, Class - B (Household Products)	40
446	Evolution AB (Hotels, Restaurants & Leisure)	43
1,608	Fastighets AB Balder, B Shares (Real Estate Management & Development)(a)	7
571	Getinge AB, B Shares (Health Care Equipment & Supplies)	12
2,666	H & M Hennes & Mauritz AB, B Shares (Specialty Retail)	29
4,396	Hexagon AB, Class - B (Electronic Equipment, Instruments & Components)	46
172	Holmen AB, B Shares (Paper & Forest Products)	7
854	Husqvarna AB, B Shares (Machinery)	6
282	Industrivarden AB, A Shares (Diversified Financial Services)(b)	7
451	Industrivarden AB, Class - C (Diversified Financial Services)	11
508	Indutrade AB (Trading Companies & Distributors)	10
321	Investment AB Latour, Class - B (Industrial Conglomerates)	6
978	Investor AB, Class - A (Diversified Financial Services)	18
4,536	Investor AB, Class - B (Diversified Financial Services)	83
569	Kinnevik AB, Class - B (Diversified Financial Services)(a)	8
169	L E Lundbergforetagen AB, Class - B (Diversified Financial Services)	7
580	Lifco AB, Class - B (Industrial Conglomerates)	10
4,054	Nibe Industrier AB, Class - B (Building Products)	38
352	Sagax AB, Class - B (Real Estate Management & Development)	8
2,611	Sandvik AB (Machinery)	47
974	Securitas AB, Class - B (Commercial Services & Supplies)	8
4,127	Skandinaviska Enskilda Banken AB, Class - A (Banks)	47
933	Skanska AB, B Shares (Construction & Engineering)	15
888	SKF AB, B Shares (Machinery)	14
1,426	Svenska Cellulosa AB SCA, Class - B (Paper & Forest Products)	18
3,569	Svenska Handelsbanken AB, A Shares (Banks)	36
2,012	Swedbank AB, A Shares (Banks)	34
409	Swedish Orphan Biovitrum AB (Biotechnology)(a)	8

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden (continued)
1,442	Tele2 AB, B Shares (Wireless Telecommunication Services)	$12
7,063	Telefonaktiebolaget LM Ericsson, Class - B (Communications Equipment)	41
6,801	Telia Co. AB (Diversified Telecommunication Services)(b)	17
3,442	Volvo AB, B Shares (Machinery)	63
648	Volvo AB, Class - A (Machinery)	12
1,383	Volvo Car AB, Class - B (Automobiles)(a)	6
		1,070
	Switzerland — 3.42%
3,880	ABB Ltd., Registered Shares (Electrical Equipment)	118
371	Adecco Group AG (Professional Services)(b)	12
1,226	Alcon, Inc. (Health Care Equipment & Supplies)	84
75	Bachem Holding AG, Registered Shares (Life Sciences Tools & Services)	6
117	Baloise Holding AG, Registered Shares (Insurance)	18
65	Banque Cantonale Vaudoise, Registered Shares (Banks)	6
8	Barry Callebaut AG, Registered Shares (Food Products)(b)	16
50	BKW AG (Electric Utilities)	7
4	Chocoladefabriken Lindt & Spruengli AG (Food Products)	41
1,007	Chubb Ltd. (Insurance)	222
1,267	Cie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	164
541	Clariant AG, Registered Shares (Chemicals)	9
520	Coca-Cola HBC AG (Beverages)	12
8,842	Credit Suisse Group AG, Registered Shares (Capital Markets)(b)	26
14	EMS-Chemie Holding AG (Chemicals)	9
361	Garmin Ltd. (Household Durables)	33
90	Geberit AG, Registered Shares (Building Products)	42
22	Givaudan SA, Registered Shares (Chemicals)	67
1,325	Holcim Ltd., Registered Shares (Construction Materials)(b)	69
559	Julius Baer Group Ltd. (Capital Markets)	33
137	Kuehne & Nagel International AG, Registered Shares (Marine)	32
392	Logitech International SA, Registered Shares (Technology Hardware, Storage & Peripherals)	24

Shares	Security Description	Value (000)
	Switzerland (continued)
181	Lonza Group AG, Registered Shares (Life Sciences Tools & Services)(b)	$89
6,668	Nestle SA, Registered Shares (Food Products)	773
5,259	Novartis AG, Registered Shares (Pharmaceuticals)	476
53	Partners Group Holding AG (Capital Markets)	47
75	Roche Holding AG (Pharmaceuticals)	29
5,441	Roche Holding AG (Pharmaceuticals)	1,710
102	Schindler Holding AG (Machinery)	19
50	Schindler Holding AG, Registered Shares (Machinery)	9
15	SGS SA, Registered Shares (Professional Services)(b)	35
717	SIG Group AG (Containers & Packaging)(b)	16
345	Sika AG, Registered Shares (Chemicals)(b)	83
139	Sonova Holding AG, Registered Shares (Health Care Equipment & Supplies)(b)	33
260	Straumann Holding AG, Registered Shares (Health Care Equipment & Supplies)	30
77	Swiss Life Holding AG (Insurance)	40
190	Swiss Prime Site AG, Registered Shares (Real Estate Management & Development)	16
749	Swiss Re AG (Insurance)	70
66	Swisscom AG, Registered Shares (Diversified Telecommunication Services)	36
708	TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	81
164	Temenos AG, Registered Shares (Software)	9
108	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	6
67	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	19
8,038	UBS Group AG (Capital Markets)	150
65	VAT Group AG (Machinery)(b)	18
366	Zurich Financial Services AG (Insurance)	175
		5,019
	Taiwan — 0.68%
13,449	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Semiconductors & Semiconductor Equipment)	1,002
	United Arab Emirates — 0.00%
339	NMC Health PLC (Health Care Providers & Services)(a)(c)	—
	United Kingdom — 4.83%
2,438	3i Group PLC (Capital Markets)	40
5,849	abrdn PLC (Diversified Financial Services)	13
496	Admiral Group PLC (Insurance)	13
3,739	Amcor PLC (Containers & Packaging)	45
3,061	Anglo American PLC (Metals & Mining)	120

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
961	Antofagasta PLC (Metals & Mining)	$18
517	Aon PLC, Class - A (Insurance)	155
651	Aptiv PLC (Auto Components)(a)	61
1,093	Ashtead Group PLC (Trading Companies & Distributors)	62
902	Associated British Foods PLC (Food Products)	17
3,767	AstraZeneca PLC (Pharmaceuticals)(b)	510
2,623	Auto Trader Group PLC (Interactive Media & Services)(b)	16
258	Aveva Group PLC (Software)	10
6,745	Aviva PLC (Insurance)	36
7,610	BAE Systems PLC (Aerospace & Defense)	79
40,207	Barclays PLC (Banks)(b)	77
2,421	Barratt Developments PLC (Household Durables)(b)	12
178	Berkeley Group Holdings PLC (Household Durables)	8
45,273	BP PLC (Oil, Gas & Consumable Fuels)	260
2,489	British Land Co. PLC (Equity Real Estate Investment Trusts)	12
17,011	BT Group PLC (Diversified Telecommunication Services)	23
886	Bunzl PLC (Trading Companies & Distributors)	30
1,017	Burberry Group PLC (Textiles, Apparel & Luxury Goods)(b)	25
861	Clarivate PLC (Professional Services)(a)	7
530	Coca-Cola Europacific Partners PLC (Beverages)	29
4,285	Compass Group PLC (Hotels, Restaurants & Leisure)	99
4,236	Croda International PLC (Chemicals)(b)	339
5,525	Diageo PLC (Beverages)	244
486	Ferguson PLC (Trading Companies & Distributors)	61
9,783	GSK PLC (Pharmaceuticals)	170
11,368	Haleon PLC (Personal Products)(a)	45
950	Halma PLC (Electronic Equipment, Instruments & Components)	23
823	Hargreaves Lansdown PLC (Capital Markets)	9
496	Hikma Pharmaceuticals PLC (Pharmaceuticals)(b)	9
48,478	HSBC Holdings PLC (Banks)	302
3,731	Informa PLC (Media)	28
8,828	Intercontinental Hotels Group PLC (Hotels, Restaurants & Leisure)	505
405	Intertek Group PLC (Professional Services)	20
4,095	J Sainsbury PLC (Food & Staples Retailing)	11
6,250	JD Sports Fashion PLC (Specialty Retail)	10
474	Johnson Matthey PLC (Chemicals)	12

Shares	Security Description	Value (000)
	United Kingdom (continued)
5,168	Kingfisher PLC (Specialty Retail)	$15
1,659	Land Securities Group PLC (Equity Real Estate Investment Trusts (REITs))	12
194,459	Legal & General Group PLC (Insurance)	586
439	Liberty Global PLC, Class - A (Media)(a)	8
718	Liberty Global PLC, Class - C (Diversified Telecommunication Services)(a)	14
1,206	Linde PLC (Chemicals)	392
157,812	Lloyds Banking Group PLC (Banks)	87
793	London Stock Exchange Group PLC (Capital Markets)(b)	68
6,041	M&G PLC (Diversified Financial Services)	14
10,478	Melrose Industries PLC (Industrial Conglomerates)	17
1,214	Mondi PLC (Paper & Forest Products)	21
8,973	National Grid PLC (Multi-Utilities)	108
13,116	NatWest Group PLC (Banks)(b)	42
350	Next PLC (Multiline Retail)	25
1,178	Ocado Group PLC (Food & Staples Retailing)(a)(b)	9
1,722	Pearson PLC (Media)	20
795	Persimmon PLC (Household Durables)	12
2,089	Phoenix Group Holdings PLC (Insurance)	15
6,528	Prudential PLC (Insurance)	89
1,729	RecKitt Benckiser Group PLC (Household Products)	120
4,686	RELX PLC (Professional Services)	130
5,582	Rentokil Initial PLC (Commercial Services & Supplies)	34
2,735	Rio Tinto PLC (Metals & Mining)	192
20,995	Rolls-Royce Holdings PLC (Aerospace & Defense)(a)	24
1,911	Schroders PLC (Capital Markets)	10
3,088	Segro PLC (Equity Real Estate Investment Trusts)	29
377	Sensata Technologies Holding PLC (Electrical Equipment)	15
626	Severn Trent PLC (Water Utilities)(b)	20
17,570	Shell PLC (Oil, Gas & Consumable Fuels)	493
2,223	Smith & Nephew PLC (Health Care Equipment & Supplies)	30
939	Smiths Group PLC (Industrial Conglomerates)	18
184	Spirax-Sarco Engineering PLC (Machinery)	24
2,627	SSE PLC (Electric Utilities)	54
6,438	St. James Place PLC (Capital Markets)	85
5,927	Standard Chartered PLC (Banks)	45
5,179	Stellantis N.V. (Automobiles)	74
7,703	Taylor Wimpey PLC (Household Durables)(b)	9
18,103	Tesco PLC (Food & Staples Retailing)	49

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
2,722	The Sage Group PLC (Software)	$25
6,205	Unilever PLC (Personal Products)	314
1,702	United Utilities Group PLC (Water Utilities)	20
66,705	Vodafone Group PLC (Wireless Telecommunication Services)	68
468	Whitbread PLC (Hotels, Restaurants & Leisure)	15
275	Willis Towers Watson PLC (Insurance)	67
		7,083
	United States — 65.70%
1,315	3M Co. (Industrial Conglomerates)	158
352	A.O. Smith Corp. (Building Products)	20
4,277	Abbott Laboratories (Health Care Equipment & Supplies)	470
4,289	AbbVie, Inc. (Biotechnology)	693
1,528	Accenture PLC, Class - A (IT Services)	408
1,897	Activision Blizzard, Inc. (Entertainment)	145
1,138	Adobe, Inc. (Software)(a)	383
160	Advance Auto Parts, Inc. (Specialty Retail)	24
3,997	Advanced Micro Devices, Inc. (Semiconductors & Semiconductor Equipment)(a)	259
1,458	Aflac, Inc. (Insurance)	105
698	Agilent Technologies, Inc. (Life Sciences Tools & Services)	104
547	Air Products & Chemicals, Inc. (Chemicals)	169
930	Airbnb, Inc., Class - A (Hotels, Restaurants & Leisure)(a)	80
412	Akamai Technologies, Inc. (IT Services)(a)	35
292	Albemarle Corp. (Chemicals)	63
433	Alcoa Corp. (Metals & Mining)	20
356	Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	52
181	Align Technology, Inc. (Health Care Equipment & Supplies)(a)	38
624	Alliant Energy Corp. (Electric Utilities)	34
918	Ally Financial, Inc. (Consumer Finance)	22
293	Alnylam Pharmaceuticals, Inc. (Biotechnology)(a)	70
27,246	Alphabet, Inc., Class - A (Interactive Media & Services)(a)	2,404
13,523	Alphabet, Inc., Class - C (Interactive Media & Services)(a)	1,200
32,085	Amazon.com, Inc. (Internet & Direct Marketing Retail)(a)	2,695
628	Ameren Corp. (Multi-Utilities)	56
1,229	American Electric Power Company, Inc. (Electric Utilities)	117
1,547	American Express Co. (Consumer Finance)	229

Shares	Security Description	Value (000)
	United States (continued)
749	American Homes 4 Rent, Class - A (Equity Real Estate Investment Trusts)	$23
1,872	American International Group, Inc. (Insurance)	118
1,137	American Tower Corp. (Equity Real Estate Investment Trusts)	241
441	American Water Works Co., Inc. (Water Utilities)	67
262	Ameriprise Financial, Inc. (Capital Markets)	82
366	AmerisourceBergen Corp. (Health Care Providers & Services)	61
508	AMETEK, Inc. (Electrical Equipment)	71
2,709	Amgen, Inc. (Biotechnology)	712
1,444	Amphenol Corp., Class - A (Electronic Equipment, Instruments & Components)	110
1,352	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	222
1,042	Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	22
215	ANSYS, Inc. (Software)(a)	52
827	APA Corp. (Oil, Gas & Consumable Fuels)	39
970	Apollo Global Management, Inc. (Diversified Financial Services)	62
39,124	Apple, Inc. (Technology Hardware, Storage & Peripherals)	5,083
2,102	Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	205
597	Aramark (Hotels, Restaurants & Leisure)	25
1,364	Archer-Daniels-Midland Co. (Food Products)	127
358	Ares Management Corp., Class - A (Capital Markets)	25
580	Arista Networks, Inc. (Communications Equipment)(a)	70
181	Arrow Electronics, Inc. (Electronic Equipment, Instruments & Components)(a)	19
527	Arthur J. Gallagher & Co. (Insurance)	99
70	Aspen Technology, Inc. (Software)(a)	14
147	Assurant, Inc. (Insurance)	18
17,147	AT&T, Inc. (Diversified Telecommunication Services)	316
304	Atmos Energy Corp. (Gas Utilities)	34
533	Autodesk, Inc. (Software)(a)	100
1,018	Automatic Data Processing, Inc. (IT Services)	243
470	AutoZone, Inc. (Specialty Retail)(a)	1,159
346	AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	56
1,515	Avantor, Inc. (Life Sciences Tools & Services)(a)	32
211	Avery Dennison Corp. (Containers & Packaging)	38
2,477	Baker Hughes, Inc. (Energy Equipment & Services)	73
709	Ball Corp. (Containers & Packaging)	36

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
17,630	Bank of America Corp. (Banks)	$584
530	Bath & Body Works, Inc. (Specialty Retail)	22
1,224	Baxter International, Inc. (Health Care Equipment & Supplies)	62
691	Becton Dickinson & Co. (Health Care Equipment & Supplies)	176
420	Bentley Systems, Inc., Class - B (Software)	16
3,161	Berkshire Hathaway, Inc., Class - B (Diversified Financial Services)(a)	976
474	Best Buy Co., Inc. (Specialty Retail)	38
229	Bill.com Holdings, Inc. (Software)(a)	25
366	Biogen, Inc. (Biotechnology)(a)	101
458	BioMarin Pharmaceutical, Inc. (Biotechnology)(a)	47
47	Bio-Rad Laboratories, Inc., Class - A (Life Sciences Tools & Services)(a)	20
348	Bio-Techne Corp. (Life Sciences Tools & Services)	29
378	Black Knight, Inc. (IT Services)(a)	23
368	BlackRock, Inc., Class - A (Capital Markets)	261
7,614	Blackstone, Inc., Class - A (Capital Markets)	565
1,270	Block, Inc. (IT Services)(a)	80
96	Booking Holdings, Inc. (Hotels, Restaurants & Leisure)(a)	193
354	Booz Allen Hamilton Holding Corp. (Professional Services)	37
595	BorgWarner, Inc. (Auto Components)	24
362	Boston Properties, Inc. (Equity Real Estate Investment Trusts)	24
3,476	Boston Scientific Corp. (Health Care Equipment & Supplies)(a)	161
5,173	Bristol-Myers Squibb Co. (Pharmaceuticals)	372
985	Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	551
292	Broadridge Financial Solutions, Inc. (IT Services)	39
300	Brookfield Renewable Corp., Class - A (Independent Power and Renewable Electricity Producers)(b)	8
611	Brown & Brown, Inc. (Insurance)	35
787	Brown-Forman Corp., Class - B (Beverages)	52
169	Burlington Stores, Inc. (Specialty Retail)(a)	34
289	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	26
674	Cadence Design Systems, Inc. (Software)(a)	108
509	Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)(a)	21

Shares	Security Description	Value (000)
	United States (continued)
252	Camden Property Trust (Equity Real Estate Investment Trusts)	$28
548	Campbell Soup Co. (Food Products)	31
908	Capital One Financial Corp. (Consumer Finance)	84
656	Cardinal Health, Inc. (Health Care Providers & Services)	50
132	Carlisle Cos., Inc. (Building Products)	31
415	CarMax, Inc. (Specialty Retail)(a)	25
1,986	Carrier Global Corp. (Building Products)	82
431	Catalent, Inc. (Pharmaceuticals)(a)	19
1,293	Caterpillar, Inc. (Machinery)	310
283	CBOE Global Markets, Inc. (Capital Markets)	36
811	CBRE Group, Inc., Class - A (Real Estate Management & Development)(a)	62
338	CDW Corp. (Electronic Equipment, Instruments & Components)	60
280	Celanese Corp., Series A (Chemicals)	29
1,364	Centene Corp. (Health Care Providers & Services)(a)	112
1,460	CenterPoint Energy, Inc. (Multi-Utilities)	44
325	Ceridian HCM Holding, Inc. (Software)(a)	21
472	CF Industries Holdings, Inc. (Chemicals)	40
122	Charles River Laboratories International, Inc. (Life Sciences Tools & Services)(a)	27
277	Charter Communications, Inc., Class - A (Media)(a)	94
578	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)	87
221	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	21
4,519	Chevron Corp. (Oil, Gas & Consumable Fuels)	811
232	Chewy, Inc., Class - A (Internet & Direct Marketing Retail)(a)	9
67	Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)(a)	93
557	Church & Dwight Co., Inc. (Household Products)	45
734	Cigna Corp. (Health Care Providers & Services)	243
361	Cincinnati Financial Corp. (Insurance)	37
224	Cintas Corp. (Commercial Services & Supplies)	101
10,064	Cisco Systems, Inc. (Communications Equipment)	479
4,771	Citigroup, Inc. (Banks)	216
1,159	Citizens Financial Group, Inc. (Banks)	46
1,262	Cleveland-Cliffs, Inc. (Metals & Mining)(a)	20
643	Cloudflare, Inc., Class - A (Software)(a)	29
873	CME Group, Inc. (Capital Markets)	147
724	CMS Energy Corp. (Multi-Utilities)	46

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
430	Cognex Corp. (Electronic Equipment, Instruments & Components)	$20
1,227	Cognizant Technology Solutions Corp. (IT Services)	70
302	Coinbase Global, Inc., Class - A (Capital Markets)(a)	11
1,859	Colgate-Palmolive Co. (Household Products)	146
10,632	Comcast Corp., Class - A (Media)	372
1,241	Conagra Brands, Inc. (Food Products)	48
3,104	ConocoPhillips (Oil, Gas & Consumable Fuels)	366
826	Consolidated Edison, Inc. (Multi-Utilities)	79
379	Constellation Brands, Inc., Class - A (Beverages)	88
790	Constellation Energy Corp. (Electric Utilities)	68
1,068	Copart, Inc. (Commercial Services & Supplies)(a)	65
1,975	Corning, Inc. (Electronic Equipment, Instruments & Components)	63
1,807	Corteva, Inc. (Chemicals)	106
1,081	Costco Wholesale Corp. (Food & Staples Retailing)	493
1,862	Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	46
483	Crowdstrike Holdings, Inc., Class - A (Software)(a)	51
1,067	Crown Castle, Inc. (Equity Real Estate Investment Trusts)	145
278	Crown Holdings, Inc. (Containers & Packaging)	23
31,546	CSX Corp. (Road & Rail)	977
356	Cummins, Inc. (Machinery)	86
3,203	CVS Health Corp. (Health Care Providers & Services)	298
832	D.R. Horton, Inc. (Household Durables)	74
5,010	Danaher Corp. (Health Care Equipment & Supplies)	1,330
271	Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	37
387	Darling Ingredients, Inc. (Food Products)(a)	24
591	Datadog, Inc., Class - A (Software)(a)	43
119	DaVita, Inc. (Health Care Providers & Services)(a)	9
708	Deere & Co. (Machinery)	304
702	DELL Technologies, Inc., Class - C (Technology Hardware, Storage & Peripherals)	28
418	Delta Air Lines, Inc. (Airlines)(a)	14
561	DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	18

Shares	Security Description	Value (000)
	United States (continued)
1,569	Devon Energy Corp. (Oil, Gas & Consumable Fuels)	$97
944	Dexcom, Inc. (Health Care Equipment & Supplies)(a)	107
412	Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	56
713	Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	71
661	Discover Financial Services (Consumer Finance)	65
466	DocuSign, Inc. (Software)(a)	26
547	Dollar General Corp. (Multiline Retail)	135
531	Dollar Tree, Inc. (Multiline Retail)(a)	75
2,052	Dominion Energy, Inc. (Multi-Utilities)	126
84	Dom’no’s Pizza, Inc. (Hotels, Restaurants & Leisure)	29
597	DoorDash, Inc., Class - A (Internet & Direct Marketing Retail)(a)	29
350	Dover Corp. (Machinery)	47
1,796	Dow, Inc. (Chemicals)	91
766	Dropbox, Inc., Class - A (Software)(a)	17
490	DTE Energy Co. (Multi-Utilities)	58
1,832	Duke Energy Corp. (Electric Utilities)	189
1,161	DuPont de Nemours, Inc. (Chemicals)	80
426	Dynatrace, Inc. (Software)(a)	16
304	Eastman Chemical Co. (Chemicals)	25
1,287	eBay, Inc. (Internet & Direct Marketing Retail)	53
624	Ecolab, Inc. (Chemicals)	91
915	Edison International (Electric Utilities)	58
1,510	Edwards Lifesciences Corp. (Health Care Equipment & Supplies)(a)	113
1,000	Elanco Animal Health, Inc. (Pharmaceuticals)(a)	12
699	Electronic Arts, Inc. (Entertainment)	85
581	Elevance Health, Inc. (Health Care Providers & Services)	298
1,977	Eli Lilly & Co. (Pharmaceuticals)	723
1,451	Emerson Electric Co. (Electrical Equipment)	139
326	Enphase Energy, Inc. (Semiconductors & Semiconductor Equipment)(a)	86
330	Entegris, Inc. (Semiconductors & Semiconductor Equipment)	22
508	Entergy Corp. (Electric Utilities)	57
5,248	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	679
139	EPAM Systems, Inc. (IT Services)(a)	46
825	EQT Corp. (Oil, Gas & Consumable Fuels)	28
296	Equifax, Inc. (Professional Services)	58
218	Equinix, Inc. (Equity Real Estate Investment Trusts)	143

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
940	Equitable Holdings, Inc. (Diversified Financial Services)	$27
431	Equity Lifestyle Properties, Inc. (Equity Real Estate Investment Trusts)	28
881	Equity Residential (Equity Real Estate Investment Trusts)	52
545	Essential Utilities, Inc. (Water Utilities)	26
158	Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	33
309	Etsy, Inc. (Internet & Direct Marketing Retail)(a)	37
581	Evergy, Inc. (Electric Utilities)	37
842	Eversource Energy (Electric Utilities)	71
405	Exact Sciences Corp. (Biotechnology)(a)	20
2,388	Exelon Corp. (Electric Utilities)	103
358	Expedia Group, Inc. (Hotels, Restaurants & Leisure)(a)	31
380	Expeditors International of Washington, Inc. (Air Freight & Logistics)	39
327	Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	48
10,122	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1,116
153	F5, Inc. (Communications Equipment)(a)	22
96	FactSet Research Systems, Inc. (Capital Markets)	39
61	Fair Isaac Corp. (Software)(a)	37
1,398	Fastenal Co. (Trading Companies & Distributors)	66
590	FedEx Corp. (Air Freight & Logistics)	102
676	Fidelity National Financial, Inc. (Insurance)	25
1,510	Fidelity National Information Services, Inc. (IT Services)	102
1,665	Fifth Third Bancorp (Banks)	55
28	First Citizens BancShares, Inc., Class - A (Banks)	21
1,274	First Horizon Corp. (Banks)	31
5,815	First Republic Bank (Banks)	708
227	First Solar, Inc. (Semiconductors & Semiconductor Equipment)(a)	34
1,263	FirstEnergy Corp. (Electric Utilities)	53
1,441	Fiserv, Inc. (IT Services)(a)	146
162	FleetCor Technologies, Inc. (IT Services)(a)	30
331	FMC Corp. (Chemicals)	41
9,539	Ford Motor Co. (Automobiles)	111
1,720	Fortinet, Inc. (Software)(a)	84
18,829	Fortive Corp. (Machinery)	1,210
336	Fortune Brands Innovations, Inc. (Building Products)	19
832	Fox Corp., Class - A (Media)	25
244	Fox Corp., Class - B (Media)	7

Shares	Security Description	Value (000)
	United States (continued)
748	Franklin Resources, Inc. (Capital Markets)	$20
3,494	Freeport-McMoRan, Inc. (Metals & Mining)	133
188	Gartner, Inc. (IT Services)(a)	63
1,470	Gen Digital, Inc. (Software)	32
153	Generac Holdings, Inc. (Electrical Equipment)(a)	15
572	General Dynamics Corp. (Aerospace & Defense)	142
2,676	General Electric Co. (Industrial Conglomerates)	224
1,429	General Mills, Inc. (Food Products)	120
3,457	General Motors Co. (Automobiles)	116
334	Genuine Parts Co. (Distributors)	58
3,055	Gilead Sciences, Inc. (Biotechnology)	262
652	Global Payments, Inc. (IT Services)	65
436	GoDaddy, Inc., Class - A (IT Services)(a)	33
2,151	Halliburton Co. (Energy Equipment & Services)	85
328	Hasbro, Inc. (Leisure Products)	20
549	HCA Healthcare, Inc. (Health Care Providers & Services)	132
1,356	Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	34
100	HEICO Corp. (Aerospace & Defense)	15
183	HEICO Corp., Class - A (Aerospace & Defense)	22
370	Henry Schein, Inc. (Health Care Providers & Services)(a)	30
700	Hess Corp. (Oil, Gas & Consumable Fuels)	99
3,301	Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	53
373	HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	19
684	Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	86
613	Hologic, Inc. (Health Care Equipment & Supplies)(a)	46
1,655	Honeywell International, Inc. (Industrial Conglomerates)	355
749	Hormel Foods Corp. (Food Products)	34
1,807	Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	29
810	Howmet Aerospace, Inc. (Aerospace & Defense)	32
2,542	HP, Inc. (Technology Hardware, Storage & Peripherals)	68
116	Hubbell, Inc. (Electrical Equipment)	27
106	HubSpot, Inc. (Software)(a)	31
305	Humana, Inc. (Health Care Providers & Services)	156
3,515	Huntington Bancshares, Inc. (Banks)	50
103	Huntington Ingalls Industries, Inc. (Aerospace & Defense)	24
142	IDEX Corp. (Machinery)	32

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
207	IDEXX Laboratories, Inc. (Health Care Equipment & Supplies)(a)	$84
727	Illinois Tool Works, Inc. (Machinery)	160
379	Illumina, Inc. (Life Sciences Tools & Services)(a)	77
10,777	Incyte Corp. (Biotechnology)(a)	866
891	Ingersoll Rand, Inc. (Machinery)	47
179	Insulet Corp. (Health Care Equipment & Supplies)(a)	53
9,907	Intel Corp. (Semiconductors & Semiconductor Equipment)	262
1,375	Intercontinental Exchange, Inc. (Capital Markets)	141
2,215	International Business Machines Corp. (IT Services)	312
626	International Flavors & Fragrances, Inc. (Chemicals)	66
896	International Paper Co. (Containers & Packaging)	31
661	Intuit, Inc. (Software)	257
861	Intuitive Surgical, Inc. (Health Care Equipment & Supplies)(a)	228
1,502	Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	45
468	IQVIA Holdings, Inc. (Life Sciences Tools & Services)(a)	96
722	Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	36
157	Jack Henry & Associates, Inc. (IT Services)	28
299	Jacobs Solutions, Inc. (Professional Services)	36
152	Jazz Pharmaceuticals PLC (Pharmaceuticals)(a)	24
214	JB Hunt Transport Services, Inc. (Road & Rail)	37
6,397	Johnson & Johnson (Pharmaceuticals)	1,130
1,645	Johnson Controls International PLC (Building Products)	105
7,122	JPMorgan Chase & Co. (Banks)	955
661	Juniper Networks, Inc. (Communications Equipment)	21
586	Kellogg Co. (Food Products)	42
1,823	Keurig Dr Pepper, Inc. (Beverages)	65
2,368	KeyCorp (Banks)	41
447	Keysight Technologies, Inc. (Electronic Equipment, Instruments & Components)(a)	76
827	Kimberly-Clark Corp. (Household Products)	112
1,515	Kimco Realty Corp. (Equity Real Estate Investment Trusts)	32
4,978	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	90
1,345	KKR & Co., Inc. (Capital Markets)	62

Shares	Security Description	Value (000)
	United States (continued)
351	KLA Corp. (Semiconductors & Semiconductor Equipment)	$132
384	Knight-Swift Transportation Holdings, Inc. (Road & Rail)	20
467	L3Harris Technologies, Inc. (Aerospace & Defense)	97
227	Laboratory Corporation of America Holdings (Health Care Providers & Services)	53
341	Lam Research Corp. (Semiconductors & Semiconductor Equipment)	143
336	Lamb Weston Holdings, Inc. (Food Products)	30
882	Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)(a)	42
147	Lear Corp. (Auto Components)	18
343	Leidos Holdings, Inc. (Professional Services)	36
585	Lennar Corp., Class - A (Household Durables)	53
87	Lennox International, Inc. (Building Products)	21
296	Liberty Broadband Corp., Class - C (Media)(a)	23
401	Lincoln National Corp. (Insurance)	12
382	Live Nation Entertainment, Inc. (Entertainment)(a)	27
612	LKQ Corp. (Distributors)	33
581	Lockheed Martin Corp. (Aerospace & Defense)	283
490	Loews Corp. (Insurance)	29
1,512	L’we’s Companies, Inc. (Specialty Retail)	301
198	LPL Financial Holdings, Inc. (Capital Markets)	43
1,022	Lucid Group, Inc. (Automobiles)(a)	7
2,503	Lumen Technologies, Inc. (Diversified Telecommunication Services)	13
420	M&T Bank Corp. (Banks)	61
1,663	Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	45
1,194	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	139
1,274	MarketAxess Holdings, Inc. (Capital Markets)	355
667	Marriott International, Inc., Class - A (Hotels, Restaurants & Leisure)	99
1,185	Marsh & McLennan Companies, Inc. (Insurance)	196
159	Martin Marietta Materials, Inc. (Construction Materials)	54
2,071	Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	77
619	Masco Corp. (Building Products)	29
128	Masimo Corp. (Health Care Equipment & Supplies)(a)	19
2,107	MasterCard, Inc., Class - A (IT Services)	733
667	Match Group, Inc. (Interactive Media & Services)(a)	28

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
630	McCormick & Company, Inc. (Food Products)	$52
1,802	McDon’ld’s Corp. (Hotels, Restaurants & Leisure)	475
349	McKesson Corp. (Health Care Providers & Services)	131
1,392	Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	16
111	MercadoLibre, Inc. (Internet & Direct Marketing Retail)(a)	94
6,171	Merck & Co., Inc. (Pharmaceuticals)	685
1,681	MetLife, Inc. (Insurance)	122
53	Mettler-Toledo International, Inc. (Life Sciences Tools & Services)(a)	77
760	MGM Resorts International (Hotels, Restaurants & Leisure)	25
1,314	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	92
2,755	Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	138
24,297	Microsoft Corp. (Software)	5,827
260	Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	41
806	Moderna, Inc. (Biotechnology)(a)	145
144	Mohawk Industries, Inc. (Household Durables)(a)	15
139	Molina Heathcare, Inc. (Health Care Providers & Services)(a)	46
479	Molson Coors Beverage Co., Class - B (Beverages)	25
3,373	Mondelez International, Inc., Class - A (Food Products)	225
163	MongoDB, Inc. (IT Services)(a)	32
102	Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	36
939	Monster Beverage Corp. (Beverages)(a)	95
410	Mo’dy’s Corp. (Capital Markets)	114
8,598	Morgan Stanley (Capital Markets)	731
409	Motorola Solutions, Inc. (Communications Equipment)	105
816	Nasdaq, Inc. (Capital Markets)	50
576	NetApp, Inc. (Technology Hardware, Storage & Peripherals)	35
1,081	Netflix, Inc. (Entertainment)(a)	319
236	Neurocrine Biosciences, Inc. (Biotechnology)(a)	28
966	Newell Brands, Inc. (Household Durables)	13

Shares	Security Description	Value (000)
	United States (continued)
1,880	Newmont Corp. (Metals & Mining)	$89
4,761	NextEra Energy, Inc. (Electric Utilities)	398
3,066	NIKE, Inc., Class - B (Textiles, Apparel & Luxury Goods)	359
943	NiSource, Inc. (Multi-Utilities)	26
128	Nordson Corp. (Machinery)	30
579	Norfolk Southern Corp. (Road & Rail)	143
484	Northern Trust Corp. (Capital Markets)	43
358	Northrop Grumman Corp. (Aerospace & Defense)	195
639	Nucor Corp. (Metals & Mining)	84
10,058	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,470
8	NVR, Inc. (Household Durables)(a)	37
2,279	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	144
377	Okta, Inc. (IT Services)(a)	26
234	Old Dominion Freight Line, Inc. (Road & Rail)	66
457	Omnicom Group, Inc. (Media)	37
1,010	ON Semiconductor Corp. (Semiconductors & Semiconductor Equipment)(a)	63
1,109	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	73
3,857	Oracle Corp. (Software)	315
157	O’Reilly Automotive, Inc. (Specialty Retail)(a)	133
1,007	Otis Worldwide Corp. (Machinery)	79
576	Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	29
250	Owens Corning (Building Products)	21
836	PACCAR, Inc. (Machinery)	83
243	Packaging Corporation of America (Containers & Packaging)	31
729	Palo Alto Networks, Inc. (Software)(a)	102
1,495	Paramount Global, Class - B (Media)	25
311	Parker Hannifin Corp. (Machinery)	91
790	Paychex, Inc. (IT Services)	91
127	PAYCOM Software, Inc. (Software)(a)	39
99	Paylocity Holding Corp. (Software)(a)	19
2,717	PayPal Holdings, Inc. (IT Services)(a)	194
11,297	PepsiCo, Inc. (Beverages)	2,040
280	PerkinElmer, Inc. (Life Sciences Tools & Services)	39
13,674	Pfizer, Inc. (Pharmaceuticals)	701
3,595	PG&E Corp. (Electric Utilities)(a)	58
1,157	Phillips 66 (Oil, Gas & Consumable Fuels)	120
1,381	Pinterest, Inc., Class - A (Interactive Media & Services)(a)	34
565	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	129

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
1,248	Plug Power, Inc. (Electrical Equipment)(a)	$15
990	PNC Financial Services Group, Inc. (Banks)	156
98	Pool Corp. (Distributors)	30
569	PPG Industries, Inc. (Chemicals)	72
1,723	PPL Corp. (Electric Utilities)	50
579	Principal Financial Group, Inc. (Insurance)	49
2,254	Prologis, Inc. (Equity Real Estate Investment Trusts)	254
885	Prudential Financial, Inc. (Insurance)	88
276	PTC, Inc. (Software)(a)	33
1,236	Public Service Enterprise Group, Inc. (Multi-Utilities)	76
369	Public Storage (Equity Real Estate Investment Trusts)	103
496	PulteGroup, Inc. (Household Durables)	23
274	Qorvo, Inc. (Semiconductors & Semiconductor Equipment)(a)	25
2,746	QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	302
350	Quanta Services, Inc. (Construction & Engineering)	50
282	Quest Diagnostics, Inc. (Health Care Providers & Services)	44
471	Raymond James Financial, Inc. (Capital Markets)	50
3,617	Raytheon Technologies Corp. (Aerospace & Defense)	365
1,476	Realty Income Corp. (Equity Real Estate Investment Trusts)	94
393	Regency Centers Corp. (Equity Real Estate Investment Trusts)	25
260	Regeneron Pharmaceuticals, Inc. (Biotechnology)(a)	188
2,436	Regions Financial Corp. (Banks)	53
124	Repligen Corp. (Life Sciences Tools & Services)(a)	21
540	Republic Services, Inc. (Commercial Services & Supplies)	70
354	ResMed, Inc. (Health Care Equipment & Supplies)	74
760	Rivian Automotive, Inc., Class - A (Automobiles)(a)	14
298	Robert Half International, Inc. (Professional Services)	22
836	ROBLOX Corp., Class - A (Entertainment)(a)	24
282	Rockwell Automation, Inc. (Electrical Equipment)	73
288	Roku, Inc. (Entertainment)(a)	12

Shares	Security Description	Value (000)
	United States (continued)
474	Rollins, Inc. (Commercial Services & Supplies)	$17
254	Roper Technologies, Inc. (Software)	110
862	Ross Stores, Inc. (Specialty Retail)	100
662	Royalty Pharma PLC, Class - A (Pharmaceuticals)	26
327	RPM International, Inc. (Chemicals)	32
825	S&P Global, Inc. (Capital Markets)	276
2,402	Salesforce, Inc. (Software)(a)	318
253	SBA Communications Corp. (Equity Real Estate Investment Trusts)	71
3,424	Schlumberger N.V. (Energy Equipment & Services)	183
332	Seagen, Inc. (Biotechnology)(a)	43
371	Sealed Air Corp. (Containers & Packaging)	19
766	Sempra Energy (Multi-Utilities)	118
483	ServiceNow, Inc. (Software)(a)	188
149	Signature Bank (Banks)	17
815	Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	96
1,436	Sirius XM Holdings, Inc. (Media)	8
402	Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	37
2,657	Snap, Inc., Class - A (Interactive Media & Services)(a)	24
132	Snap-on, Inc. (Machinery)	30
541	Snowflake, Inc., Class - A (IT Services)(a)	78
410	Southwest Airlines Co. (Airlines)(a)	14
394	Splunk, Inc. (Software)(a)	34
388	Stanley Black & Decker, Inc. (Machinery)	29
2,775	Starbucks Corp. (Hotels, Restaurants & Leisure)	275
856	State Street Corp. (Capital Markets)	66
433	Steel Dynamics, Inc. (Metals & Mining)	42
808	Stryker Corp. (Health Care Equipment & Supplies)	198
289	Sun Communities, Inc. (Equity Real Estate Investment Trusts)	41
140	SVB Financial Group (Banks)(a)	32
1,121	Synchrony Financial (Consumer Finance)	37
371	Synopsys, Inc. (Software)(a)	118
1,248	Sysco Corp. (Food & Staples Retailing)	95
548	T. Rowe Price Group, Inc. (Capital Markets)	60
387	Take-Two Interactive Software, Inc. (Entertainment)(a)	40
560	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	41
1,120	Target Corp. (Multiline Retail)	167
112	Teledyne Technologies, Inc. (Electronic Equipment, Instruments & Components)(a)	45

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
118	Teleflex, Inc. (Health Care Equipment & Supplies)	$29
356	Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	31
6,486	Tesla, Inc. (Automobiles)(a)	799
2,248	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	371
538	Textron, Inc. (Aerospace & Defense)	38
1,676	The AES Corp. (Independent Power and Renewable Electricity Producers)	48
635	The Allstate Corp. (Insurance)	86
1,892	The Bank of New York Mellon Corp. (Capital Markets)	86
1,390	The Boeing Co. (Aerospace & Defense)(a)	265
450	The Carlyle Group, Inc. (Capital Markets)	13
18,075	The Charles Schwab Corp. (Capital Markets)	1,505
320	The Clorox Co. (Household Products)	45
10,025	The Coca-Cola Co. (Beverages)	638
126	The Cooper Companies, Inc. (Health Care Equipment & Supplies)	42
3,662	The Estee Lauder Companies, Inc. (Personal Products)	908
828	The Goldman Sachs Group, Inc. (Capital Markets)	284
758	The Hartford Financial Services Group, Inc. (Insurance)	57
358	The Hershey Co. (Food Products)	83
2,490	The Home Depot, Inc. (Specialty Retail)	786
935	The Interpublic Group of Companies, Inc. (Media)	31
272	The J.M. Smucker Co. (Food Products)	43
1,776	The Kraft Heinz Co. (Food Products)	72
1,736	The Kroger Co. (Food & Staples Retailing)	77
882	The Mosaic Co. (Chemicals)	39
5,757	The Procter & Gamble Co. (Household Products)	873
1,421	The Progressive Corp. (Insurance)	184
612	The Sherwin-Williams Co. (Chemicals)	145
2,642	The Southern Co. (Electric Utilities)	189
2,823	The TJX Companies, Inc. (Specialty Retail)	225
1,083	The Trade Desk, Inc., Class - A (Software)(a)	49
578	The Travelers Companies, Inc. (Insurance)	108
4,432	The Walt Disney Co. (Entertainment)(a)	385
1,057	The Western Union Co. (IT Services)	15
2,892	The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	95
958	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	528

Shares	Security Description	Value (000)
	United States (continued)
10,480	T-Mobile US, Inc. (Wireless Telecommunication Services)(a)	$1,467
280	Tractor Supply Co. (Specialty Retail)	63
239	Tradeweb Markets, Inc., Class - A (Capital Markets)	16
579	Trane Technologies PLC (Building Products)	97
129	TransDigm Group, Inc. (Aerospace & Defense)	81
480	TransUnion (Professional Services)	27
628	Trimble, Inc. (Electronic Equipment, Instruments & Components)(a)	32
3,214	Truist Financial Corp. (Banks)	138
396	Twilio, Inc., Class - A (IT Services)(a)	19
99	Tyler Technologies, Inc. (Software)(a)	32
753	Tyson Foods, Inc., Class - A (Food Products)	47
3,445	U.S. Bancorp (Banks)	150
3,598	Uber Technologies, Inc. (Road & Rail)(a)	89
748	UDR, Inc. (Equity Real Estate Investment Trusts)	29
502	UGI Corp. (Gas Utilities)	19
198	U-Haul Holding Co. (Road & Rail)	11
127	Ulta Beauty, Inc. (Specialty Retail)(a)	60
1,528	Union Pacific Corp. (Road & Rail)	316
1,789	United Parcel Service, Inc., Class - B (Air Freight & Logistics)	311
172	United Rentals, Inc. (Trading Companies & Distributors)(a)	61
5,335	UnitedHealth Group, Inc. (Health Care Providers & Services)	2,828
547	Unity Software, Inc. (Software)(a)	16
797	V.F. Corp. (Textiles, Apparel & Luxury Goods)	22
98	Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	23
949	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	120
333	Veeva Systems, Inc., Class - A (Health Care Technology)(a)	54
976	Ventas, Inc. (Equity Real Estate Investment Trusts)	44
244	VeriSign, Inc. (IT Services)(a)	50
385	Verisk Analytics, Inc., Class - A (Professional Services)	68
10,161	Verizon Communications, Inc. (Diversified Telecommunication Services)	400
633	Vertex Pharmaceuticals, Inc. (Biotechnology)(a)	183
3,079	Viatris, Inc. (Pharmaceuticals)	34
2,341	VICI Properties, Inc. (Equity Real Estate Investment Trusts)	76
3,966	Visa, Inc., Class - A (IT Services)	824
1,051	Vistra Corp. (Independent Power and Renewable Electricity Producers)	24
508	VMware, Inc., Class - A (Software)(a)	62

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
338	Vulcan Materials Co. (Construction Materials)	$59
550	W.R. Berkley Corp. (Insurance)	40
109	W.W. Grainger, Inc. (Trading Companies & Distributors)	61
1,782	Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	67
3,658	Walmart, Inc. (Food & Staples Retailing)	519
5,726	Warner Bros Discovery, Inc. (Entertainment)(a)	54
977	Waste Management, Inc. (Commercial Services & Supplies)	153
148	Waters Corp. (Life Sciences Tools & Services)(a)	51
383	Webster Financial Corp. (Banks)	18
793	WEC Energy Group, Inc. (Multi-Utilities)	74
9,265	Wells Fargo & Co. (Banks)	383
1,122	Welltower, Inc. (Equity Real Estate Investment Trusts)	74
180	West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	42
736	Western Digital Corp. (Technology Hardware, Storage & Peripherals)(a)	23
377	Westinghouse Air Brake Technologies Corp. (Machinery)	38
68	Westlake Corp. (Chemicals)	7
649	WestRock Co. (Containers & Packaging)	23
1,723	Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	53
104	Whirlpool Corp. (Household Durables)	15
298	Wolfspeed, Inc. (Semiconductors & Semiconductor Equipment)(a)	21
461	Workday, Inc., Class - A (Software)(a)	77
467	WP Carey, Inc. (Equity Real Estate Investment Trusts)	36
260	Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)(a)	21
1,316	Xcel Energy, Inc. (Electric Utilities)	92
459	Xylem, Inc. (Machinery)	51
687	YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	88
127	Zebra Technologies Corp. (Electronic Equipment, Instruments & Components)(a)	33
384	Zillow Group, Inc., Class - C (Real Estate Management & Development)(a)	12
508	Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	65
1,157	Zoetis, Inc. (Pharmaceuticals)	170
577	Zoom Video Communications, Inc., Class - A (Software)(a)	39

Shares	Security Description	Value (000)
	United States (continued)
564	ZoomInfo Technologies, Inc. (Interactive Media & Services)(a)	$17
199	Zscaler, Inc. (Software)(a)	22
		96,418
	Total Common Stocks	146,149
	Preferred Stocks — 0.05%
	Germany — 0.05%
121	Bayerische Motoren Werke Aktiengesellschaft — Preferred (Automobiles)	10
452	Henkel AG & Co. KGAA — Preferred (Household Products)	31
65	Sartorius AG — Preferred (Health Care Equipment & Supplies)	26
	Total Preferred Stocks	67
	Investment Company — 0.10%
151,306	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.09%(d)	151
	Total Investment Company	151
	Total Investments (cost $120,518) — 99.73%	146,367
	Other assets in excess of liabilities — 0.27%	398
	Net Assets — 100.00%	$146,765

Amounts designated “s “—” are $0 or have been rounded to $0.

(a)	Represents non-income producing security.

(b)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	Security was valued using significant unobservable inputs as of December 31, 2022.

(d)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (concluded) — December 31, 2022 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2022.

The ESG Growth Portfolio	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	RBC Global Asset Management (UK) Limited	Total
Common Stocks	80.96%	—	18.62%	99.58%
Preferred Stocks	0.05%	—	—	0.05%
Investment Company	0.04%	0.06%	—	0.10%
Other Assets (Liabilities)	0.14%	0.05%	0.08%	0.27%
Total Net Assets	81.19%	0.11%	18.70%	100.00%

Amounts designated “s “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 99.58%
	Australia — 2.34%
116	Ampol Ltd. (Oil, Gas & Consumable Fuels)	$2
1,655	ANZ Group Holdings Ltd. (Banks)(a)	27
606	APA Group (Gas Utilities)	4
361	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	7
102	ASX Ltd. (Capital Markets)	5
921	Aurizon Holdings Ltd. (Road & Rail)	2
2,812	BHP Group Ltd. (Metals & Mining)	88
248	BlueScope Steel Ltd. (Metals & Mining)	3
914	Brambles Ltd. (Commercial Services & Supplies)	8
34	Cochlear Ltd. (Health Care Equipment & Supplies)	5
684	Coles Group Ltd. (Food & Staples Retailing)	8
947	Commonwealth Bank of Australia (Banks)	66
306	Computershare Ltd. (IT Services)	5
551	Dexus (Equity Real Estate Investment Trusts)	3
679	Endeavour Group Ltd. (Food & Staples Retailing)	3
982	Fortescue Metals Group Ltd. (Metals & Mining)	14
976	Goodman Group (Equity Real Estate Investment Trusts)	12
115	IDP Education Ltd. (Diversified Consumer Services)	2
356	IGO Ltd. (Metals & Mining)	3
1,294	Insurance Australia Group Ltd. (Insurance)	4
364	LendLease Group (Real Estate Management & Development)(b)	2
197	Macquarie Group Ltd. (Capital Markets)	22
1,579	Medibank Private Ltd. (Insurance)	3
96	Mineral Resources Ltd. (Metals & Mining)	5
2,016	Mirvac Group (Equity Real Estate Investment Trusts)	3
1,779	National Australia Bank Ltd. (Banks)	36
562	Newcrest Mining Ltd. (Metals & Mining)	8
564	Northern Star Resources Ltd. (Metals & Mining)	4
315	Orica Ltd. (Chemicals)	3
906	Origin Energy Ltd. (Electric Utilities)	5
1,365	Pilbara Minerals Ltd. (Metals & Mining)(a)	3
503	Qantas Airways Ltd. (Airlines)(a)	2
768	QBE Insurance Group Ltd. (Insurance)	7
29	REA Group Ltd. (Interactive Media & Services)	2
114	Reece Ltd. (Trading Companies & Distributors)	1
236	Rio Tinto Ltd. (Metals & Mining)	19
1,705	Santos Ltd. (Oil, Gas & Consumable Fuels)(b)	8
2,660	Scentre Group (Equity Real Estate Investment Trusts)	5
181	SEEK Ltd. (Interactive Media & Services)	3

Shares	Security Description	Value (000)
	Australia (continued)
239	Sonic Healthcare Ltd. (Health Care Providers & Services)	$5
2,852	South32 Ltd. (Metals & Mining)	8
1,290	Stockland (Equity Real Estate Investment Trusts)	3
658	Suncorp Group Ltd. (Insurance)	5
2,120	Telstra Corp. Ltd. (Diversified Telecommunication Services)	6
912	The GPT Group (Equity Real Estate Investment Trusts)	3
1,118	The Lottery Corp. Ltd. (Hotels, Restaurants & Leisure)(a)	3
1,743	Transurban Group (Transportation Infrastructure)	15
413	Treasury Wine Estates Ltd. (Beverages)	4
2,104	Vicinity Centres (Equity Real Estate Investment Trusts)(b)	3
103	Washington H Soul Pattinson & Co. Ltd. (Oil, Gas & Consumable Fuels)	2
638	Wesfarmers Ltd. (Multiline Retail)	20
1,930	Westpac Banking Corp. (Banks)	31
84	WiseTech Global Ltd. (Software)	3
217	Woodside Energy Group Ltd. (Oil, Gas & Consumable Fuels)	5
814	Woodside Energy Group Ltd. (Oil, Gas & Consumable Fuels)	20
685	Woolworths Group Ltd. (Food & Staples Retailing)	16
		564
	Austria — 0.07%
216	Erste Group Bank AG (Banks)(b)	6
74	OMV AG (Oil, Gas & Consumable Fuels)	4
47	Verbund AG (Electric Utilities)	4
97	Voestalpine AG (Metals & Mining)	3
		17
	Belgium — 0.29%
91	Ageas SA (Insurance)	4
485	Anheuser-Busch InBev N.V. (Beverages)	30
14	D’ieteren Group (Distributors)	3
17	Elia Group SA (Electric Utilities)(b)	2
51	Groupe Bruxelles Lambert SA (Diversified Financial Services)	4
130	KBC Group N.V. (Banks)	8
9	Sofina SA (Diversified Financial Services)	2
38	Solvay SA, Class - A (Chemicals)	4
80	UCB SA (Pharmaceuticals)	6
108	Umicore SA (Chemicals)(b)	4
108	Warehouses De Pauw CVA (Equity Real Estate Investment Trusts)	3
		70

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Bermuda — 0.13%
199	Arch Capital Group Ltd. (Insurance)(a)	$13
85	Bunge Ltd. (Food Products)	8
20	Everest Re Group Ltd. (Insurance)	7
187	Invesco Ltd. (Capital Markets)	3
		31
	Canada — 4.13%
267	Agnico Eagle Mines Ltd. (Metals & Mining)	14
100	Air Canada (Airlines)(a)(b)	1
343	Algonquin Power & Utilities Corp. (Multi-Utilities)	2
448	Alimentation Couche-Tard, Inc. (Food & Staples Retailing)	20
144	AltaGas Ltd. (Gas Utilities)	2
359	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)	5
378	Bank of Montreal (Banks)	34
1,019	Barrick Gold Corp. (Metals & Mining)	17
64	BCE, Inc. (Diversified Telecommunication Services)	3
196	Brookfield Asset Management Ltd., Class - A (Capital Markets)(a)	6
784	Brookfield Corp. (Capital Markets)	25
23	BRP, Inc. (Leisure Products)	2
263	Cameco Corp. (Oil, Gas & Consumable Fuels)	6
77	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts)(b)	2
516	Canadian Imperial Bank of Commerce (Banks)	21
331	Canadian National Railway Co. (Road & Rail)	39
614	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	34
519	Canadian Pacific Railway Ltd. (Road & Rail)	39
31	Canadian Tire Corp. Ltd., Class - A (Multiline Retail)	3
49	Canadian Utilities Ltd., Class - A (Multi-Utilities)	1
81	CCL Industries, Inc. (Containers & Packaging)(b)	3
792	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	15
127	CGI, Inc. (IT Services)(a)	11
11	Constellation Software, Inc. (Software)	17
152	Dollarama, Inc. (Multiline Retail)	9
204	Element Fleet Management Corp. (Diversified Financial Services)(b)	3
151	Emera, Inc. (Electric Utilities)	6
85	Empire Co. Ltd. (Food & Staples Retailing)	2
1,139	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	45
12	Fairfax Financial Holdings Ltd. (Insurance)	7

Shares	Security Description	Value (000)
	Canada (continued)
346	First Quantum Minerals Ltd. (Metals & Mining)	$7
20	FirstService Corp. (Real Estate Management & Development)	2
277	Fortis, Inc. (Electric Utilities)	11
101	Franco-Nevada Corp. (Metals & Mining)	14
40	George Weston Ltd. (Food & Staples Retailing)	5
127	GFL Environmental, Inc. (Commercial Services & Supplies)	4
101	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	3
174	Great-West Lifeco, Inc. (Insurance)	4
166	Hydro One Ltd. (Electric Utilities)(b)	4
53	iA Financial Corp., Inc. (Insurance)	3
50	IGM Financial, Inc. (Capital Markets)	1
120	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	6
100	Intact Financial Corp. (Insurance)	14
463	Ivanhoe Mines Ltd. (Metals & Mining)(a)	4
121	Keyera Corp. (Oil, Gas & Consumable Fuels)	3
776	Kinross Gold Corp. (Metals & Mining)	3
87	Loblaw Companies Ltd. (Food & Staples Retailing)	8
65	Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)(a)	21
340	Lundin Mining Corp. (Metals & Mining)(b)	2
150	Magna International, Inc. (Auto Components)	8
1,046	Manulife Financial Corp. (Insurance)	19
127	Metro, Inc. (Food & Staples Retailing)	7
174	National Bank of Canada (Banks)	12
118	Northland Power, Inc. (Independent Power and Renewable Electricity Producers)	3
302	Nutrien Ltd. (Chemicals)	22
32	Nuvei Corp. (IT Services)(a)	1
42	Onex Corp. (Diversified Financial Services)	2
135	Open Text Corp. (Software)(b)	4
111	Pan American Silver Corp. (Metals & Mining)	2
80	Parkland Corp. (Oil, Gas & Consumable Fuels)(b)	2
290	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels)	10
328	Power Corp. of Canada (Insurance)	8
78	Quebecor, Inc., Class - B (Media)	2
169	Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	11
72	RioCan Real Estate Investment Trust (Equity Real Estate Investment Trusts)(b)	1
63	Ritchie Bros. Auctioneers, Inc. (Commercial Services & Supplies)	4
186	Rogers Communications, Inc., Class - B (Wireless Telecommunication Services)	9

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
774	Royal Bank of Canada (Banks)	$72
141	Saputo, Inc. (Food Products)(b)	3
237	Shaw Communications, Inc., Class - B (Media)	7
661	Shopify, Inc. (IT Services)(a)	23
325	Sun Life Financial, Inc. (Insurance)	15
777	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	25
544	TC Energy Corp. (Oil, Gas & Consumable Fuels)	22
269	Teck Resources Ltd., Class - B (Metals & Mining)	10
291	TELUS Corp. (Diversified Telecommunication Services)	6
44	TFI International, Inc. (Road & Rail)	4
665	The Bank of Nova Scotia (Banks)	33
42	The Descartes Systems Group, Inc. (Software)(a)	3
1,002	The Toronto-Dominion Bank (Banks)	65
101	Thomson Reuters Corp. (Professional Services)	12
28	TMX Group Ltd. (Capital Markets)	3
47	Toromont Industries Ltd. (Trading Companies & Distributors)	3
185	Tourmaline Oil Corp. (Oil, Gas & Consumable Fuels)	9
146	Waste Connections, Inc. (Commercial Services & Supplies)	19
37	West Fraser Timber Co. Ltd. (Paper & Forest Products)	3
271	Wheaton Precious Metals Corp. (Metals & Mining)	11
73	WSP Global, Inc. (Construction & Engineering)	8
		996
	China — 0.04%
47	Futu Holdings Ltd., ADR (Capital Markets)(a)	2
100	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	5
1,000	SITC International Holdings Co. Ltd. (Marine)	2
		9
	Denmark — 0.39%
2	A.P. Moller - Maersk A/S, Class - A (Marine)	4
3	A.P. Moller - Maersk A/S, Class - B (Marine)	7
53	Carlsberg A/S, Class - B (Beverages)	7
55	Christian Hansen Holding A/S (Chemicals)(b)	4
62	Coloplast A/S, Class - B (Health Care Equipment & Supplies)	7
370	Danske Bank A/S (Banks)	7
51	Demant A/S (Health Care Equipment & Supplies)(a)	1
99	DSV A/S (Road & Rail)	16
108	Novozymes A/S, B Shares (Chemicals)	5

Shares	Security Description	Value (000)
	Denmark (continued)
114	Orsted A/S (Electric Utilities)(b)	$10
50	Pandora A/S (Textiles, Apparel & Luxury Goods)	4
5	ROCKWOOL A/S, Class - B (Building Products)	1
192	Tryg A/S (Insurance)(b)	5
559	Vestas Wind Systems A/S (Electrical Equipment)	17
		95
	Finland — 0.39%
73	Elisa Oyj (Diversified Telecommunication Services)	4
234	Fortum Oyj (Electric Utilities)	4
138	Kesko Oyj, Class - B (Food & Staples Retailing)	3
182	Kone Oyj, Class - B (Machinery)	9
222	Neste Oyj (Oil, Gas & Consumable Fuels)	10
3,063	Nokia Oyj (Communications Equipment)	14
1,887	Nordea Bank Abp (Banks)	21
252	Sampo Oyj, Class - A (Insurance)	13
299	Stora Enso Oyj, Registered Shares (Paper & Forest Products)	4
275	UPM-Kymmene Oyj (Paper & Forest Products)	10
235	Wartsila Oyj Abp (Machinery)	2
		94
	France — 3.19%
84	Accor SA (Hotels, Restaurants & Leisure)(a)(b)	2
16	Aeroports de Paris (Transportation Infrastructure)(a)	2
293	Air Liquide SA (Chemicals)	43
162	Alstom SA (Machinery)	4
30	Amundi SA (Capital Markets)	2
31	Arkema SA (Chemicals)	3
1,057	AXA SA (Insurance)	29
23	BioMerieux (Health Care Equipment & Supplies)	2
616	BNP Paribas SA (Banks)	36
481	Bollore SA (Entertainment)	3
120	Bouygues SA (Construction & Engineering)	4
163	Bureau Veritas SA (Professional Services)(b)	4
90	Capgemini SE (IT Services)	15
320	Carrefour SA (Food & Staples Retailing)(b)	5
387	Cie Generale des Etablissements Michelin SCA (Auto Components)	11
255	Compagnie de Saint-Gobain (Building Products)	12
25	Covivio (Equity Real Estate Investment Trusts)	1
622	Credit Agricole SA (Banks)	7
365	Danone SA (Food Products)	19
383	Dassault Systemes SE (Software)	14
132	Edenred (IT Services)	7
54	Eiffage SA (Construction & Engineering)(b)	5
322	Electricite de France SA (Electric Utilities)	4
1,038	Engie SA (Multi-Utilities)	15

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
161	EssilorLuxottica SA (Health Care Equipment & Supplies)	$29
23	Eurazeo SE (Diversified Financial Services)	1
23	Gecina SA (Equity Real Estate Investment Trusts)(b)	2
218	Getlink SE (Transportation Infrastructure)	3
18	Hermes International (Textiles, Apparel & Luxury Goods)	28
18	Ipsen SA (Pharmaceuticals)	2
42	Kering SA (Textiles, Apparel & Luxury Goods)	21
138	Klepierre SA (Equity Real Estate Investment Trusts)	3
59	LA Francaise des Jeux SAEM (Hotels, Restaurants & Leisure)	2
143	Legrand SA (Electrical Equipment)	11
134	L’Oreal SA (Personal Products)	49
154	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	113
1,143	Orange SA (Diversified Telecommunication Services)(b)	11
118	Pernod Ricard SA (Beverages)	23
119	Publicis Groupe SA (Media)	8
11	Remy Cointreau SA (Beverages)	2
99	Renault SA (Automobiles)(a)	3
303	Schneider Electric SE (Electrical Equipment)(b)	43
16	SEB SA (Household Durables)	1
452	Societe Generale SA (Banks)	11
54	Sodexo SA (Hotels, Restaurants & Leisure)	5
31	Teleperformance (Professional Services)	7
1,383	TotalEnergies SE (Oil, Gas & Consumable Fuels)	88
49	UbiSoft Entertainment SA (Entertainment)(a)	1
66	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts)(a)	3
119	Valeo (Auto Components)	2
343	Veolia Environnement SA (Multi-Utilities)	9
301	Vinci SA (Construction & Engineering)	30
387	Vivendi SE (Entertainment)	4
15	Wendel SE (Diversified Financial Services)	1
148	Worldline SA (IT Services)(a)	6
		771
	Germany — 1.99%
96	adidas AG (Textiles, Apparel & Luxury Goods)	13
229	Allianz SE (Insurance)	49
615	Aroundtown SA (Real Estate Management & Development)(b)	1
514	BASF SE (Chemicals)	26
159	Bayerische Motoren Werke AG (Automobiles)	14
45	Bechtle AG (IT Services)	2

Shares	Security Description	Value (000)
	Germany (continued)
79	Brenntag AG (Trading Companies & Distributors)	$5
23	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	3
689	Commerzbank AG (Banks)(a)	7
57	Continental AG (Auto Components)	3
99	Covestro AG (Chemicals)	4
236	Daimler Truck Holding AG (Machinery)(a)	7
111	Delivery Hero SE (Internet & Direct Marketing Retail)(a)	5
1,200	Deutsche Bank AG, Registered Shares (Capital Markets)	14
107	Deutsche Boerse AG (Capital Markets)	18
304	Deutsche Lufthansa AG, Registered Shares (Airlines)(a)(b)	3
542	Deutsche Post AG, Registered Shares (Air Freight & Logistics)	20
1,774	Deutsche Telekom AG (Diversified Telecommunication Services)(b)	35
62	Dr. Ing. h.c. F. Porsche AG (Automobiles)(a)	6
1,300	E.ON SE (Multi-Utilities)	13
105	Evonik Industries AG (Chemicals)	2
108	Fresenius Medical Care AG & Co. KGAA (Health Care Providers & Services)	4
110	GEA Group AG (Machinery)	4
31	Hannover Rueck SE (Insurance)	6
76	HeidelbergCement AG (Construction Materials)	4
88	HelloFresh SE (Food & Staples Retailing)(a)	2
50	Henkel AG & Co. KGAA (Household Products)	3
722	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)(b)	22
41	Knorr-Bremse AG (Machinery)	2
41	LEG Immobilien AG (Real Estate Management & Development)	3
456	Mercedes-Benz Group AG (Automobiles)(b)	30
29	MTU Aero Engines AG (Aerospace & Defense)	6
78	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares (Insurance)	25
35	Nemetschek SE (Software)	2
61	Puma SE (Textiles, Apparel & Luxury Goods)(b)	4
3	Rational AG (Machinery)	2
365	RWE AG (Multi-Utilities)	16
578	SAP SE (Software)	61
49	Scout24 AG (Interactive Media & Services)	2
257	Siemens Energy AG (Electrical Equipment)	5
69	Symrise AG (Chemicals)(b)	8

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
627	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	$2
58	United Internet AG (Diversified Telecommunication Services)(b)	1
16	Volkswagen AG (Automobiles)	3
423	Vonovia SE (Real Estate Management & Development)	10
121	Zalando SE (Internet & Direct Marketing Retail)(a)	4
		481
	Hong Kong — 0.97%
6,492	AIA Group Ltd. (Insurance)	71
2,000	BOC Hong Kong Holdings Ltd. (Banks)	7
800	Budweiser Brewing Co. APAC Ltd. (Beverages)	3
1,000	CK Asset Holdings Ltd. (Real Estate Management & Development)	6
1,500	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	9
500	CK Infrastructure Holdings Ltd. (Electric Utilities)	3
1,000	CLP Holdings Ltd. (Electric Utilities)	7
1,000	ESR Cayman Ltd. (Real Estate Management & Development)	2
1,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	7
1,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	2
400	Hang Seng Bank Ltd. (Banks)	7
1,000	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	3
1,500	HK Electric Investments & HK Electric Investments Ltd. (Electric Utilities)	1
2,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)(b)	2
5,985	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	6
723	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	31
700	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	3
1,000	MTR Corp. Ltd. (Road & Rail)	5
1,250	New World Development Co. Ltd. (Real Estate Management & Development)	4
779	Power Assets Holdings Ltd. (Electric Utilities)	4
1,200	Sands China Ltd. (Hotels, Restaurants & Leisure)(a)	4
2,098	Sino Land Co. Ltd. (Real Estate Management & Development)	3

Shares	Security Description	Value (000)
	Hong Kong (continued)
1,000	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	$14
139	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	1
600	Swire Properties Ltd. (Real Estate Management & Development)	2
757	Techtronic Industries Co. Ltd. (Machinery)	8
1,073	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	8
4,728	WH Group Ltd. (Food Products)	3
1,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	6
1,000	Xinyi Glass Holdings Ltd. (Building Products)	2
		234
	Ireland (Republic of) — 0.85%
73	AerCap Holdings N.V. (Trading Companies & Distributors)(a)	4
612	AIB Group PLC (Banks)	2
39	Allegion PLC (Building Products)	4
599	Bank of Ireland Group PLC (Banks)	6
418	CRH PLC (Construction Materials)(b)	17
224	Eaton Corp. PLC (Electrical Equipment)	35
519	Experian PLC (Professional Services)	18
88	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)(a)	12
128	Horizon Therapeutics PLC (Pharmaceuticals)(a)	15
297	James Hardie Industries PLC (Construction Materials)	5
83	Kingspan Group PLC (Building Products)	4
740	Medtronic PLC (Health Care Equipment & Supplies)	58
93	Pentair PLC (Machinery)	4
99	Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	5
130	Smurfit Kappa Group PLC (Containers & Packaging)(b)	5
59	STERIS PLC (Health Care Equipment & Supplies)	11
		205
	Isle of Man — 0.02%
308	Entain PLC (Hotels, Restaurants & Leisure)	5
	Israel — 0.24%
44	Azrieli Group Ltd. (Real Estate Management & Development)	3
822	Bank Hapoalim BM (Banks)	7
842	Bank Leumi Le (Banks)	7

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Israel (continued)
1,044	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	$2
56	Check Point Software Technologies Ltd. (Software)(a)	7
23	CyberArk Software Ltd. (Software)(a)	3
362	ICL Group Ltd. (Chemicals)	3
—	Isracard Ltd. (Consumer Finance)	—
596	Israel Discount Bank Ltd., Class - A (Banks)	3
97	Mizrahi Tefahot Bank Ltd. (Banks)	3
33	Nice Ltd. (Software)(a)	6
30	SolarEdge Technologies, Inc. (Semiconductors & Semiconductor Equipment)(a)	9
55	Tower Semiconductor Ltd. (Semiconductors & Semiconductor Equipment)(a)	2
30	Wix.com Ltd. (IT Services)(a)	2
43	ZIM Integrated Shipping Services Ltd. (Marine)^	1
		58
	Italy — 0.64%
62	Amplifon SpA (Health Care Providers & Services)	2
574	Assicurazioni Generali SpA (Insurance)	10
265	Davide Campari-Milano N.V. (Beverages)	3
13	DiaSorin SpA (Health Care Equipment & Supplies)	2
4,569	Enel SpA (Electric Utilities)(b)	24
1,426	Eni SpA (Oil, Gas & Consumable Fuels)	20
65	Ferrari N.V. (Automobiles)	14
344	FinecoBank Banca Fineco SpA (Banks)	6
208	Infrastrutture Wireless Italiane SpA (Diversified Telecommunication Services)(b)	2
9,313	Intesa Sanpaolo SpA (Banks)(b)	21
318	Mediobanca Banca di Credito Finanziario SpA (Banks)	3
139	Moncler SpA (Textiles, Apparel & Luxury Goods)	7
360	Nexi SpA (IT Services)(a)	3
265	Poste Italiane SpA (Insurance)	3
133	Prusmian SpA (Electrical Equipment)	5
49	Recordati SpA (Pharmaceuticals)	2
1,265	Snam SpA (Gas Utilities)	6
4,562	Telecom Italia SpA (Diversified Telecommunication Services)(a)	1
719	Terna - Rete Elettrica Nazionale SpA (Electric Utilities)	5

Shares	Security Description	Value (000)
	Italy (continued)
1,107	Unicredit SpA (Banks)	$16
		155
	Japan — 6.35%
100	Advantest Corp. (Semiconductors & Semiconductor Equipment)(b)	6
400	Aeon Co. Ltd. (Food & Staples Retailing)	8
100	AGC, Inc. (Building Products)	3
100	Aisin Corp. (Auto Components)	3
100	ANA Holdings, Inc. (Airlines)(a)(b)	2
100	Asahi Intecc Co. Ltd. (Health Care Equipment & Supplies)	2
800	Asahi Kasei Corp. (Chemicals)	6
100	Azbil Corp. (Electronic Equipment, Instruments & Components)	3
100	Bandai Namco Holdings, Inc. (Leisure Products)	6
333	Bridgestone Corp. (Auto Components)	12
300	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	5
600	Canon, Inc. (Technology Hardware, Storage & Peripherals)	13
100	Capcom Co. Ltd. (Entertainment)	3
100	Central Japan Railway Co. (Road & Rail)	12
400	Chubu Electric Power Co., Inc. (Electric Utilities)	4
900	Concordia Financial Group Ltd. (Banks)	4
300	CyberAgent, Inc. (Media)	3
100	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	2
30	Daifuku Co. Ltd. (Machinery)	1
486	Dai-ichi Life Holdings, Inc. (Insurance)	11
120	Daikin Industries Ltd. (Building Products)	18
300	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	7
1	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts)	2
900	Daiwa Securities Group, Inc. (Capital Markets)	4
256	Denso Corp. (Auto Components)	13
100	Dentsu Group, Inc. (Media)	3
35	Disco Corp. (Semiconductors & Semiconductor Equipment)	10
200	East Japan Railway Co. (Road & Rail)	11
1,700	ENEOS Holdings, Inc. (Oil, Gas & Consumable Fuels)	6
149	FANUC Corp. (Machinery)	23
100	Fuji Electric Co. Ltd. (Electrical Equipment)	4
200	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	10
152	Fujitsu Ltd. (IT Services)(b)	20

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
3	GLP J-REIT (Equity Real Estate Investment Trusts)(b)	$3
100	Hakuhodo DY Holdings, Inc. (Media)	1
100	Hamamatsu Photonics K.K. (Electronic Equipment, Instruments & Components)	5
100	Hankyu Hanshin Holdings, Inc. (Road & Rail)	3
27	Hikari Tsushin, Inc. (Specialty Retail)	4
42	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	5
100	Hitachi Construction Machinery Co. Ltd. (Machinery)	2
900	Honda Motor Co. Ltd. (Automobiles)	21
100	Hoshizaki Corp. (Machinery)	4
200	HOYA Corp. (Health Care Equipment & Supplies)	19
200	Hulic Co. Ltd. (Real Estate Management & Development)(b)	2
100	Ibiden Co. Ltd. (Electronic Equipment, Instruments & Components)	4
152	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)(b)	4
100	Iida Group Holdings Co. Ltd. (Household Durables)	2
500	Inpex Corp. (Oil, Gas & Consumable Fuels)	5
300	Isuzu Motors Ltd. (Automobiles)	4
600	ITOCHU Corp. (Trading Companies & Distributors)	19
48	Japan Airlines Co. Ltd. (Airlines)(a)(b)	1
300	Japan Exchange Group, Inc. (Capital Markets)	4
200	Japan Post Bank Co. Ltd. (Banks)	2
1,400	Japan Post Holdings Co. Ltd. (Insurance)(b)	12
100	Japan Post Insurance Co. Ltd. (Insurance)(b)	2
1	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	4
4	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	3
300	JFE Holdings, Inc. (Metals & Mining)	4
200	Kajima Corp. (Construction & Engineering)	2
100	Kakaku.com, Inc. (Interactive Media & Services)	2
227	Kao Corp. (Personal Products)	9
874	KDDI Corp. (Wireless Telecommunication Services)	27
32	Keio Corp. (Road & Rail)	1
100	Keisei Electric Railway Co. Ltd. (Road & Rail)	3
134	Keyence Corp. (Electronic Equipment, Instruments & Components)	53
100	Kikkoman Corp. (Food Products)	5
100	Kintetsu Group Holdings Co. Ltd. (Road & Rail)	3

Shares	Security Description	Value (000)
	Japan (continued)
500	Kirin Holdings Co. Ltd. (Beverages)	$8
100	Kobayashi Pharmaceutical Co. Ltd. (Personal Products)	7
100	Kobe Bussan Co. Ltd. (Food & Staples Retailing)	3
100	Koei Tecmo Holdings Co. Ltd. (Entertainment)	2
68	Koito Manufacturing Co. Ltd. (Auto Components)	1
500	Komatsu Ltd. (Machinery)	11
100	Konami Group Corp. (Entertainment)	5
43	Kose Corp. (Personal Products)	5
600	Kubota Corp. (Machinery)	8
100	Kurita Water Industries Ltd. (Machinery)	4
200	Kyocera Corp. (Electronic Equipment, Instruments & Components)	10
100	Kyowa Kirin Co. Ltd. (Pharmaceuticals)	2
100	Lixil Corp. (Building Products)	2
300	M3, Inc. (Health Care Technology)	8
100	Makita Corp. (Machinery)	2
800	Marubeni Corp. (Trading Companies & Distributors)	9
300	Mazda Motor Corp. (Automobiles)	2
200	MINEBEA MITSUMI, Inc. (Machinery)	3
200	MISUMI Group, Inc. (Machinery)	4
700	Mitsubishi Corp. (Trading Companies & Distributors)	23
1,100	Mitsubishi Electric Corp. (Electrical Equipment)	11
600	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	8
500	Mitsubishi HC Capital, Inc. (Diversified Financial Services)	2
200	Mitsubishi Heavy Industries Ltd. (Machinery)	8
6,479	Mitsubishi UFJ Financial Group, Inc. (Banks)	44
800	Mitsui & Co. Ltd. (Trading Companies & Distributors)	23
100	Mitsui Chemicals, Inc. (Chemicals)	2
500	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	9
200	Mitsui O.S.K. Lines Ltd. (Marine)	5
1,310	Mizuho Financial Group, Inc. (Banks)	19
100	MonotaRO Co. Ltd. (Trading Companies & Distributors)	1
230	MS&AD Insurance Group Holdings, Inc. (Insurance)	7
337	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	17
130	NEC Corp. (Technology Hardware, Storage & Peripherals)	5

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
300	Nexon Co. Ltd. (Entertainment)	$7
100	NGK Insulators Ltd. (Machinery)	1
300	Nidec Corp. (Electrical Equipment)	16
200	Nihon M&A Center Holdings, Inc. (Professional Services)	2
650	Nintendo Co. Ltd. (Entertainment)	27
1	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	4
400	Nippon Paint Holdings Co. Ltd. (Chemicals)(b)	3
1	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)(b)	2
100	Nippon Sanso Holdings Corp. (Chemicals)	1
400	Nippon Steel Corp. (Metals & Mining)(b)	7
662	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	19
300	Nippon Yusen KK (Marine)	7
1,300	Nissan Motor Co. Ltd. (Automobiles)	4
154	Nisshin Seifun Group, Inc. (Food Products)	2
100	Nitto Denko Corp. (Chemicals)	6
1,500	Nomura Holdings, Inc. (Capital Markets)	6
100	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	2
3	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	4
135	Nomura Research Institute Ltd. (IT Services)	3
300	NTT Data Corp. (IT Services)	4
200	Obayashi Corp. (Construction & Engineering)	2
100	Obic Co. Ltd. (IT Services)	15
100	Odakyu Electric Railway Co. Ltd. (Road & Rail)	1
500	Oji Paper Co. Ltd. (Paper & Forest Products)	2
147	OMRON Corp. (Electronic Equipment, Instruments & Components)	7
100	Open House Group Co. Ltd. (Household Durables)(b)	4
49	Oracle Corp. (Software)	3
100	Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	15
700	ORIX Corp. (Diversified Financial Services)	11
200	Osaka Gas Co. Ltd. (Gas Utilities)	3
34	OTSUKA Corp. (IT Services)	1
168	Pan Pacific International Holdings Corp. (Multiline Retail)	3
1,200	Panasonic Holdings Corp. (Household Durables)	10
100	Persol Holdings Co. Ltd. (Professional Services)(b)	2
500	Rakuten Group, Inc. (Internet & Direct Marketing Retail)	2

Shares	Security Description	Value (000)
	Japan (continued)
800	Recruit Holdings Co. Ltd. (Professional Services)	$25
700	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)(a)(b)	6
1,300	Resona Holdings, Inc. (Banks)	7
200	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	2
21	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	2
100	SBI Holdings, Inc. (Capital Markets)	2
100	SCSK Corp. (IT Services)	2
100	Secom Co. Ltd. (Commercial Services & Supplies)	6
300	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	4
200	Sekisui Chemical Co. Ltd. (Household Durables)	3
300	Sekisui House Ltd. (Household Durables)	5
467	Seven & i Holdings Co. Ltd. (Food & Staples Retailing)	20
200	SG Holdings Co. Ltd. (Air Freight & Logistics)	3
100	Sharp Corp. (Household Durables)(b)	1
300	Shimizu Corp. (Construction & Engineering)	2
200	Shin-Etsu Chemical Co. Ltd. (Chemicals)	25
400	Shizuoka Financial Group, Inc. (Banks)	3
1,600	Softbank Corp. (Wireless Telecommunication Services)	18
718	SoftBank Group Corp. (Wireless Telecommunication Services)	31
200	Sompo Holdings, Inc. (Insurance)	9
700	Sony Group Corp. (Household Durables)	54
100	Square Enix Holdings Co. Ltd. (Entertainment)	5
300	Subaru Corp. (Automobiles)	5
200	SUMCO Corp. (Semiconductors & Semiconductor Equipment)(b)	3
600	Sumitomo Corp. (Trading Companies & Distributors)	10
400	Sumitomo Electric Industries Ltd. (Auto Components)	5
100	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	4
700	Sumitomo Mitsui Financial Group, Inc. (Banks)	28
123	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	4
200	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	5
100	Suntory Beverage & Food Ltd. (Beverages)	3
200	Suzuki Motor Corp. (Automobiles)	7
300	T&D Holdings, Inc. (Insurance)	4

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
100	Taisei Corp. (Construction & Engineering)	$3
200	TDK Corp. (Electronic Equipment, Instruments & Components)	7
400	Terumo Corp. (Health Care Equipment & Supplies)	11
400	The Chiba Bank Ltd. (Banks)	3
500	The Kansai Electric Power Co., Inc. (Electric Utilities)	5
100	TIS, Inc. (IT Services)	3
145	Tobu Railway Co. Ltd. (Road & Rail)	3
45	Toho Co. Ltd. (Entertainment)	2
993	Tokio Marine Holdings, Inc. (Insurance)	21
900	Tokyo Electric Power Co. Holdings, Inc. (Electric Utilities)(a)	3
100	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	30
200	Tokyo Gas Co. Ltd. (Gas Utilities)	4
300	Tokyu Corp. (Road & Rail)	4
100	TOPPAN, Inc. (Commercial Services & Supplies)	1
800	Toray Industries, Inc. (Chemicals)	4
200	Toshiba Corp. (Industrial Conglomerates)	7
100	Tosoh Corp. (Chemicals)	1
100	TOTO Ltd. (Building Products)	3
100	Toyota Industries Corp. (Auto Components)	6
5,850	Toyota Motor Corp. (Automobiles)	81
100	Trend Micro, Inc. (Software)	5
200	Unicharm Corp. (Household Products)	8
100	USS Co. Ltd. (Specialty Retail)	2
100	Welcia Holdings Co. Ltd. (Food & Staples Retailing)	2
100	Yakult Honsha Co. Ltd. (Food Products)	7
100	Yamaha Corp. (Leisure Products)	4
200	Yamaha Motor Co. Ltd. (Automobiles)	5
200	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	3
100	Yaskawa Electric Corp. (Machinery)	3
100	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	2
1,500	Z Holdings Corp. (Interactive Media & Services)	4
100	ZOZO, Inc. (Internet & Direct Marketing Retail)(b)	2
		1,534
	Jersey — 0.19%
5,501	Glencore PLC (Metals & Mining)(b)	36
49	Novocure Ltd. (Health Care Equipment & Supplies)(a)	4

Shares	Security Description	Value (000)
	Jersey (continued)
616	WPP PLC (Media)	$6
		46
	Liberia — 0.03%
136	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)(a)	7
	Luxembourg — 0.05%
286	ArcelorMittal SA (Metals & Mining)	7
259	Tenaris SA (Energy Equipment & Services)	5
		12
	Netherlands — 1.66%
224	ABN AMRO Bank N.V. (Banks)	3
12	Adyen N.V. (IT Services)(a)(b)	17
992	AEGON N.V. (Insurance)	5
99	Akzo Nobel N.V. (Chemicals)	7
31	Argenx SE (Biotechnology)(a)	12
24	ASM International N.V. (Semiconductors & Semiconductor Equipment)	6
225	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)(b)	120
541	CNH Industrial N.V. (Machinery)	9
62	Euronext N.V. (Capital Markets)	5
62	EXOR NV (Diversified Financial Services)(a)	5
71	Heineken Holding N.V. (Beverages)	5
151	Heineken N.V. (Beverages)	14
31	IMCD NV (Trading Companies & Distributors)(b)	4
2,170	ING Groep N.V. (Banks)	26
59	JDE P’et’s N.V. (Food Products)	2
103	Just Eat Takeaway.com N.V. (Internet & Direct Marketing Retail)(a)	2
587	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	17
103	Koninklijke DSM N.V. (Chemicals)	13
1,769	Koninklijke KPN N.V. (Diversified Telecommunication Services)	5
493	Koninklijke Philips N.V. (Health Care Equipment & Supplies)	7
141	LyondellBasell Industries N.V., Class - A (Chemicals)	12
149	NN Group N.V. (Insurance)	6
145	NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	23
51	OCI N.V. (Chemicals)(b)	2
461	Prosus N.V. (Internet & Direct Marketing Retail)(b)	32
62	Randstad N.V. (Professional Services)	4

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Netherlands (continued)
367	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	$13
386	Universal Music Group N.V. (Entertainment)	9
149	Wolters Kluwer N.V. (Professional Services)	16
		401
	New Zealand — 0.08%
657	Auckland International Airport Ltd. (Transportation Infrastructure)(a)	3
304	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	5
356	Mercury NZ Ltd. (Electric Utilities)	1
828	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	3
1,066	Spark New Zealand Ltd. (Diversified Telecommunication Services)	4
70	Xero Ltd. (Software)(a)	3
		19
	Norway — 0.25%
161	Adevinta ASA (Interactive Media & Services)(a)	1
197	Aker BP ASA (Oil, Gas & Consumable Fuels)	6
533	DNB Bank ASA (Banks)	11
500	Equinor ASA (Oil, Gas & Consumable Fuels)	18
121	Gjensidige Forsikring ASA (Insurance)	2
220	Mowi ASA (Food Products)(b)	4
873	Norsk Hydro ASA (Metals & Mining)	7
382	Orkla ASA (Food Products)	3
33	Salmar ASA (Food Products)	1
373	Telenor ASA (Diversified Telecommunication Services)	3
86	Yara International ASA (Chemicals)	4
		60
	Panama — 0.02%
556	Carnival Corp. (Hotels, Restaurants & Leisure)(a)	4
	Portugal — 0.06%
1,449	E–Ponstrucias de Portugal SA (Electric Utilities)	7
282	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)(b)	4
201	Jeronimo Martins SGPS, SA (Food & Staples Retailing)(b)	4
		15
	Singapore — 0.48%
1,650	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	3
2,740	CapitaLand Integrated Commercial Trust (Equity Real Estate Investment Trusts)	4

Shares	Security Description	Value (000)
	Singapore (continued)
1,500	Capitaland Investment Ltd. (Real Estate Management & Development)	$4
200	City Developments Ltd. (Real Estate Management & Development)	1
924	DBS Group Holdings Ltd. (Banks)	24
3,300	Genting Singapore Ltd. (Hotels, Restaurants & Leisure)	2
888	Grab Holdings Ltd. (Road & Rail)(a)	3
100	Jardine Cycle & Carriage Ltd. (Industrial Conglomerates)	2
800	Keppel Corp. Ltd. (Industrial Conglomerates)	4
1,200	Mapletree Commercial Trust (Equity Real Estate Investment Trusts)	1
1,659	Mapletree Logistics Trust (Equity Real Estate Investment Trusts)	2
1,935	Oversea-Chinese Banking Corp. Ltd. (Banks)	19
212	Sea Ltd., ADR (Entertainment)(a)	11
600	Singapore Airlines Ltd. (Airlines)	2
500	Singapore Exchange Ltd. (Capital Markets)	3
4,500	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	9
700	United Overseas Bank Ltd. (Banks)	16
300	UOL Group Ltd. (Real Estate Management & Development)	2
100	Venture Corp. Ltd. (Electronic Equipment, Instruments & Components)	1
900	Wilmar International Ltd. (Food Products)	3
		116
	Spain — 0.82%
18	Acciona SA (Electric Utilities)	3
135	ACS Actividades onstrucciónion y Servicios SA (Construction & Engineering)	4
38	Aena SME SA (Transportation Infrastructure)(a)	5
261	Amadeus IT Group SA (IT Services)(a)	14
3,526	Banco Bilbao Vizcaya Argentaria SA (Banks)	21
9,114	Banco Santander SA (Banks)(b)	27
2,636	CaixaBank SA (Banks)	10
321	Cellnex Telecom SA (Diversified Telecommunication Services)(b)	11
33	Corp. ACCIONA Energias Renovables SA (Independent Power and Renewable Electricity Producers)	1
150	EDP Renovaveis SA (Independent Power and Renewable Electricity Producers)	3
121	Enagas SA (Gas Utilities)(b)	2
153	Endesa SA (Electric Utilities)	3
265	Ferrovial SA (Construction & Engineering)	7
154	Grifols SA (Biotechnology)(a)	2
3,285	Iberdrola SA (Electric Utilities)	37

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Spain (continued)
632	Industria de Diseno Textil SA (Specialty Retail)	$17
70	Naturgy Energy Group SA (Gas Utilities)	2
223	Red Electrica Corp. SA (Electric Utilities)	4
850	Repsol SA (Oil, Gas & Consumable Fuels)	14
2,938	Telefonica SA (Diversified Telecommunication Services)	11
		198
	Sweden — 1.01%
156	Alfa Laval AB (Machinery)	5
572	Assa Abloy AB, B Shares (Building Products)	12
1,596	Atlas Copco AB, Class - A (Machinery)(a)	20
781	Atlas Copco AB, Class - B (Machinery)	8
140	Boliden AB (Metals & Mining)	5
98	Electrolux AB, Class - B (Household Durables)	1
367	Embracer Group AB (Entertainment)(a)	2
348	Epiroc AB, Class - A (Machinery)	6
289	Epiroc AB, Class - B (Machinery)	5
151	Equities AB (Capital Markets)	3
322	Essity AB, Class - B (Household Products)	8
105	Evolution AB (Hotels, Restaurants & Leisure)	10
306	Fastighets AB Balder, B Shares (Real Estate Management & Development)(a)	1
120	Getinge AB, B Shares (Health Care Equipment & Supplies)	2
513	H & M Hennes & Mauritz AB, B Shares (Specialty Retail)	6
971	Hexagon AB, Class - B (Electronic Equipment, Instruments & Components)	10
48	Holmen AB, B Shares (Paper & Forest Products)	2
214	Husqvarna AB, B Shares (Machinery)	2
144	Industrivarden AB, A Shares (Diversified Financial Services)(b)	4
20	Industrivarden AB, Class - C (Diversified Financial Services)	—
155	Indutrade AB (Trading Companies & Distributors)	3
81	Investment AB Latour, Class - B (Industrial Conglomerates)	2
278	Investor AB, Class - A (Diversified Financial Services)	5
983	Investor AB, Class - B (Diversified Financial Services)	19
120	Kinnevik AB, Class - B (Diversified Financial Services)(a)	2
50	L E Lundbergforetagen AB, Class - B (Diversified Financial Services)	2
127	Lifco AB, Class - B (Industrial Conglomerates)	2

Shares	Security Description	Value (000)
	Sweden (continued)
872	Nibe Industrier AB, Class - B (Building Products)	$8
95	Sagax AB, Class - B (Real Estate Management & Development)	2
598	Sandvik AB (Machinery)	11
280	Securitas AB, Class - B (Commercial Services & Supplies)	2
956	Skandinaviska Enskilda Banken AB, Class - A (Banks)	11
174	Skanska AB, B Shares (Construction & Engineering)	3
269	SKF AB, B Shares (Machinery)	4
403	Svenska Cellulosa AB SCA, Class - B (Paper & Forest Products)	5
765	Svenska Handelsbanken AB, A Shares (Banks)	8
543	Swedbank AB, A Shares (Banks)	9
264	Tele2 AB, B Shares (Wireless Telecommunication Services)	2
1,729	Telefonaktiebolaget LM Ericsson, Class - B (Communications Equipment)	10
1,760	Telia Co. AB (Diversified Telecommunication Services)(b)	4
746	Volvo AB, B Shares (Machinery)	13
207	Volvo AB, Class - A (Machinery)	4
325	Volvo Car AB, Class - B (Automobiles)(a)	1
		244
	Switzerland — 2.59%
916	ABB Ltd., Registered Shares (Electrical Equipment)	28
82	Adecco Group AG (Professional Services)(b)	3
270	Alcon, Inc. (Health Care Equipment & Supplies)	18
24	Baloise Holding AG, Registered Shares (Insurance)	4
16	Banque Cantonale Vaudoise, Registered Shares (Banks)	2
2	Barry Callebaut AG, Registered Shares (Food Products)(b)	4
14	BKW AG (Electric Utilities)	2
1	Chocoladefabriken Lindt & Spruengli AG (Food Products)	10
228	Chubb Ltd. (Insurance)	51
288	Cie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	37
100	Clariant AG, Registered Shares (Chemicals)	2
114	Coca-Cola HBC AG (Beverages)	3
2,215	Credit Suisse Group AG, Registered Shares (Capital Markets)(b)	7
5	EMS-Chemie Holding AG (Chemicals)	3

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
80	Garmin Ltd. (Household Durables)	$7
22	Geberit AG, Registered Shares (Building Products)	10
5	Givaudan SA, Registered Shares (Chemicals)	15
311	Holcim Ltd., Registered Shares (Construction Materials)(b)	16
119	Julius Baer Group Ltd. (Capital Markets)	7
28	Kuehne & Nagel International AG, Registered Shares (Marine)	7
96	Logitech International SA, Registered Shares (Technology Hardware, Storage & Peripherals)	6
1,532	Nestle SA, Registered Shares (Food Products)	179
13	Partners Group Holding AG (Capital Markets)	11
18	Schindler Holding AG (Machinery)	3
19	Schindler Holding AG, Registered Shares (Machinery)	3
4	SGS SA, Registered Shares (Professional Services)(b)	9
152	SIG Group AG (Containers & Packaging)(b)	3
83	Sika AG, Registered Shares (Chemicals)(b)	20
28	Sonova Holding AG, Registered Shares (Health Care Equipment & Supplies)(b)	7
55	Straumann Holding AG, Registered Shares (Health Care Equipment & Supplies)	6
16	Swiss Life Holding AG (Insurance)	8
38	Swiss Prime Site AG, Registered Shares (Real Estate Management & Development)	3
172	Swiss Re AG (Insurance)	16
13	Swisscom AG, Registered Shares (Diversified Telecommunication Services)	7
172	TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	20
35	Temenos AG, Registered Shares (Software)	2
39	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	2
19	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	5
1,850	UBS Group AG (Capital Markets)	34
14	VAT Group AG (Machinery)(b)	4
84	Zurich Financial Services AG (Insurance)	40
		624
	United Arab Emirates — 0.00%
118	NMC Health PLC (Health Care Providers & Services)(a)(c)	—
	United Kingdom — 4.51%
582	3i Group PLC (Capital Markets)	9
1,208	abrdn PLC (Diversified Financial Services)	3

Shares	Security Description	Value (000)
	United Kingdom (continued)
100	Admiral Group PLC (Insurance)	$3
898	Amcor PLC (Containers & Packaging)	11
697	Anglo American PLC (Metals & Mining)	27
200	Antofagasta PLC (Metals & Mining)	4
119	Aon PLC, Class - A (Insurance)	36
147	Aptiv PLC (Auto Components)(a)	14
254	Ashtead Group PLC (Trading Companies & Distributors)	14
190	Associated British Foods PLC (Food Products)	4
483	Auto Trader Group PLC (Interactive Media & Services)(b)	3
69	Aveva Group PLC (Software)	3
1,669	Aviva PLC (Insurance)	9
9,144	Barclays PLC (Banks)(b)	18
502	Barratt Developments PLC (Household Durables)(b)	2
79	Berkeley Group Holdings PLC (Household Durables)	4
10,357	BP PLC (Oil, Gas & Consumable Fuels)	59
426	British Land Co. PLC (Equity Real Estate Investment Trusts)	2
4,339	BT Group PLC (Diversified Telecommunication Services)	6
210	Bunzl PLC (Trading Companies & Distributors)	7
221	Burberry Group PLC (Textiles, Apparel & Luxury Goods)(b)	5
182	Clarivate PLC (Professional Services)(a)	2
108	Coca-Cola Europacific Partners PLC (Beverages)	6
1,035	Compass Group PLC (Hotels, Restaurants & Leisure)	24
86	Croda International PLC (Chemicals)(b)	7
1,251	Diageo PLC (Beverages)	55
107	Ferguson PLC (Trading Companies & Distributors)	14
2	Ferguson PLC (Trading Companies & Distributors)	—
2,958	Haleon PLC (Personal Products)(a)	12
214	Halma PLC (Electronic Equipment, Instruments & Components)	5
176	Hargreaves Lansdown PLC (Capital Markets)	2
11,171	HSBC Holdings PLC (Banks)	70
810	Informa PLC (Media)	6
96	Intercontinental Hotels Group PLC (Hotels, Restaurants & Leisure)	6
83	Intertek Group PLC (Professional Services)	4
842	J Sainsbury PLC (Food & Staples Retailing)	2
1,475	JD Sports Fashion PLC (Specialty Retail)	2
100	Johnson Matthey PLC (Chemicals)	3
1,471	Kingfisher PLC (Specialty Retail)	4

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
371	Land Securities Group PLC (Equity Real Estate Investment Trusts)	$3
3,141	Legal & General Group PLC (Insurance)	9
142	Liberty Global PLC, Class - A (Media)(a)	3
98	Liberty Global PLC, Class - C (Diversified Telecommunication Services)(a)	2
280	Linde PLC (Chemicals)	90
39,699	Lloyds Banking Group PLC (Banks)	22
186	London Stock Exchange Group PLC (Capital Markets)(b)	16
1,406	M&G PLC (Diversified Financial Services)	3
267	Mondi PLC (Paper & Forest Products)	5
1,942	National Grid PLC (Multi-Utilities)	23
2,685	NatWest Group PLC (Banks)(b)	9
71	Next PLC (Multiline Retail)	5
363	Ocado Group PLC (Food & Staples Retailing)(a)(b)	3
399	Pearson PLC (Media)	5
163	Persimmon PLC (Household Durables)	2
381	Phoenix Group Holdings PLC (Insurance)	3
1,567	Prudential PLC (Insurance)	21
1,086	RELX PLC (Professional Services)	30
1,495	Rentokil Initial PLC (Commercial Services & Supplies)	9
586	Rio Tinto PLC (Metals & Mining)	41
417	Schroders PLC (Capital Markets)	2
744	Segro PLC (Equity Real Estate Investment Trusts)	7
74	Sensata Technologies Holding PLC (Electrical Equipment)	3
121	Severn Trent PLC (Water Utilities)(b)	4
4,034	Shell PLC (Oil, Gas & Consumable Fuels)	112
463	Smith & Nephew PLC (Health Care Equipment & Supplies)	6
219	Smiths Group PLC (Industrial Conglomerates)	4
38	Spirax-Sarco Engineering PLC (Machinery)	5
624	SSE PLC (Electric Utilities)	13
360	St. James Place PLC (Capital Markets)	5
1,366	Standard Chartered PLC (Banks)	10
1,276	Stellantis N.V. (Automobiles)	18
1,778	Taylor Wimpey PLC (Household Durables)(b)	2
4,391	Tesco PLC (Food & Staples Retailing)	12
545	The Sage Group PLC (Software)	5
1,408	Unilever PLC (Personal Products)	71
340	United Utilities Group PLC (Water Utilities)	4
15,458	Vodafone Group PLC (Wireless Telecommunication Services)	16
107	Whitbread PLC (Hotels, Restaurants & Leisure)	3

Shares	Security Description	Value (000)
	United Kingdom (continued)
64	Willis Towers Watson PLC (Insurance)	$16
		1,089
	United States — 65.80%
302	3M Co. (Industrial Conglomerates)	36
72	A.O. Smith Corp. (Building Products)	4
350	Accenture PLC, Class - A (IT Services)	93
423	Activision Blizzard, Inc. (Entertainment)	32
262	Adobe, Inc. (Software)(a)	88
39	Advance Auto Parts, Inc. (Specialty Retail)	6
895	Advanced Micro Devices, Inc. (Semiconductors & Semiconductor Equipment)(a)	58
95	Affirm Holdings, Inc. (IT Services)(a)	1
325	Aflac, Inc. (Insurance)	23
164	Agilent Technologies, Inc. (Life Sciences Tools & Services)	25
123	Air Products & Chemicals, Inc. (Chemicals)	38
208	Airbnb, Inc., Class - A (Hotels, Restaurants & Leisure)(a)	18
86	Akamai Technologies, Inc. (IT Services)(a)	7
66	Albemarle Corp. (Chemicals)	14
97	Alcoa Corp. (Metals & Mining)	4
85	Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	12
46	Align Technology, Inc. (Health Care Equipment & Supplies)(a)	10
125	Alliant Energy Corp. (Electric Utilities)	7
174	Ally Financial, Inc. (Consumer Finance)	4
69	Alnylam Pharmaceuticals, Inc. (Biotechnology)(a)	16
3,333	Alphabet, Inc., Class - A (Interactive Media & Services)(a)	295
3,079	Alphabet, Inc., Class - C (Interactive Media & Services)(a)	274
5,108	Amazon.com, Inc. (Internet & Direct Marketing Retail)(a)	430
146	Ameren Corp. (Multi-Utilities)	13
290	American Electric Power Company, Inc. (Electric Utilities)	28
357	American Express Co. (Consumer Finance)	53
37	American Financial Group, Inc. (Insurance)	5
150	American Homes 4 Rent, Class - A (Equity Real Estate Investment Trusts)	5
431	American International Group, Inc. (Insurance)	27
261	American Tower Corp. (Equity Real Estate Investment Trusts)	55
103	American Water Works Co., Inc. (Water Utilities)	16
59	Ameriprise Financial, Inc. (Capital Markets)	18

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
91	AmerisourceBergen Corp. (Health Care Providers & Services)	$15
129	AMETEK, Inc. (Electrical Equipment)	18
316	Amphenol Corp., Class - A (Electronic Equipment, Instruments & Components)	24
287	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	47
259	Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	5
46	ANSYS, Inc. (Software)(a)	11
178	APA Corp. (Oil, Gas & Consumable Fuels)	8
222	Apollo Global Management, Inc. (Diversified Financial Services)	14
8,934	Apple, Inc. (Technology Hardware, Storage & Peripherals)	1,162
478	Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	47
124	Aramark (Hotels, Restaurants & Leisure)	5
314	Archer-Daniels-Midland Co. (Food Products)	29
84	Ares Management Corp., Class - A (Capital Markets)	6
139	Arista Networks, Inc. (Communications Equipment)(a)	17
33	Arrow Electronics, Inc. (Electronic Equipment, Instruments & Components)(a)	3
117	Arthur J. Gallagher & Co. (Insurance)	22
15	Aspen Technology, Inc. (Software)(a)	3
30	Assurant, Inc. (Insurance)	4
3,958	AT&T, Inc. (Diversified Telecommunication Services)	73
69	Atmos Energy Corp. (Gas Utilities)	8
122	Autodesk, Inc. (Software)(a)	23
233	Automatic Data Processing, Inc. (IT Services)	56
11	AutoZone, Inc. (Specialty Retail)(a)	27
72	AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	12
369	Avantor, Inc. (Life Sciences Tools & Services)(a)	8
42	Avery Dennison Corp. (Containers & Packaging)	8
549	Baker Hughes, Inc. (Energy Equipment & Services)	16
169	Ball Corp. (Containers & Packaging)	9
4,041	Bank of America Corp. (Banks)	134
141	Bath & Body Works, Inc. (Specialty Retail)	6
284	Baxter International, Inc. (Health Care Equipment & Supplies)	14
158	Becton Dickinson & Co. (Health Care Equipment & Supplies)	40
120	Bentley Systems, Inc., Class - B (Software)	4

Shares	Security Description	Value (000)
	United States (continued)
722	Berkshire Hathaway, Inc., Class - B (Diversified Financial Services)(a)	$223
121	Best Buy Co., Inc. (Specialty Retail)	10
50	Bill.com Holdings, Inc. (Software)(a)	5
109	BioMarin Pharmaceutical, Inc. (Biotechnology)(a)	11
80	Bio-Techne Corp. (Life Sciences Tools & Services)	7
85	Black Knight, Inc. (IT Services)(a)	5
84	BlackRock, Inc., Class - A (Capital Markets)	60
390	Blackstone, Inc., Class - A (Capital Markets)	29
287	Block, Inc. (IT Services)(a)	18
22	Booking Holdings, Inc. (Hotels, Restaurants & Leisure)(a)	44
71	Booz Allen Hamilton Holding Corp. (Professional Services)	7
123	BorgWarner, Inc. (Auto Components)	5
78	Boston Properties, Inc. (Equity Real Estate Investment Trusts)	5
796	Boston Scientific Corp. (Health Care Equipment & Supplies)(a)	37
224	Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	125
69	Broadridge Financial Solutions, Inc. (IT Services)	9
63	Brookfield Renewable Corp., Class - A (Independent Power and Renewable Electricity Producers)(b)	2
145	Brown & Brown, Inc. (Insurance)	8
161	Brown-Forman Corp., Class - B (Beverages)	11
36	Burlington Stores, Inc. (Specialty Retail)(a)	7
69	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	6
148	Cadence Design Systems, Inc. (Software)(a)	24
129	Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)(a)	5
61	Camden Property Trust (Equity Real Estate Investment Trusts)	7
126	Campbell Soup Co. (Food Products)	7
210	Capital One Financial Corp. (Consumer Finance)	20
147	Cardinal Health, Inc. (Health Care Providers & Services)	11
31	Carlisle Cos., Inc. (Building Products)	7
85	CarMax, Inc. (Specialty Retail)(a)	5
476	Carrier Global Corp. (Building Products)	20
296	Caterpillar, Inc. (Machinery)	71
58	CBOE Global Markets, Inc. (Capital Markets)	7
184	CBRE Group, Inc., Class - A (Real Estate Management & Development)(a)	14

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
72	CDW Corp. (Electronic Equipment, Instruments & Components)	$13
57	Celanese Corp., Series A (Chemicals)	6
368	CenterPoint Energy, Inc. (Multi-Utilities)	11
74	Ceridian HCM Holding, Inc. (Software)(a)	5
112	CF Industries Holdings, Inc. (Chemicals)	10
63	Charter Communications, Inc., Class - A (Media)(a)	21
131	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)	20
57	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	5
1,034	Chevron Corp. (Oil, Gas & Consumable Fuels)	186
57	Chewy, Inc., Class - A (Internet & Direct Marketing Retail)(a)	2
16	Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)(a)	22
169	Cigna Corp. (Health Care Providers & Services)	56
90	Cincinnati Financial Corp. (Insurance)	9
52	Cintas Corp. (Commercial Services & Supplies)	23
2,306	Cisco Systems, Inc. (Communications Equipment)	110
1,091	Citigroup, Inc. (Banks)	49
264	Citizens Financial Group, Inc. (Banks)	10
275	Cleveland-Cliffs, Inc. (Metals & Mining)(a)	4
137	Cloudflare, Inc., Class - A (Software)(a)	6
201	CME Group, Inc. (Capital Markets)	34
149	CMS Energy Corp. (Multi-Utilities)	9
90	Cognex Corp. (Electronic Equipment, Instruments & Components)	4
272	Cognizant Technology Solutions Corp. (IT Services)	16
65	Coinbase Global, Inc., Class - A (Capital Markets)^(a)	2
450	Colgate-Palmolive Co. (Household Products)	35
2,452	Comcast Corp., Class - A (Media)	86
250	Conagra Brands, Inc. (Food Products)	10
705	ConocoPhillips (Oil, Gas & Consumable Fuels)	83
195	Consolidated Edison, Inc. (Multi-Utilities)	19
85	Constellation Brands, Inc., Class - A (Beverages)	20
185	Constellation Energy Corp. (Electric Utilities)	16
226	Copart, Inc. (Commercial Services & Supplies)(a)	14
397	Corteva, Inc. (Chemicals)	23
210	CoStar Group, Inc. (Professional Services)(a)	16
247	Costco Wholesale Corp. (Food & Staples Retailing)	113

Shares	Security Description	Value (000)
	United States (continued)
470	Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	$12
111	Crowdstrike Holdings, Inc., Class - A (Software)(a)	12
240	Crown Castle, Inc. (Equity Real Estate Investment Trusts)	33
66	Crown Holdings, Inc. (Containers & Packaging)	5
1,217	CSX Corp. (Road & Rail)	38
81	Cummins, Inc. (Machinery)	20
731	CVS Health Corp. (Health Care Providers & Services)	68
190	D.R. Horton, Inc. (Household Durables)	17
71	Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	10
87	Darling Ingredients, Inc. (Food Products)(a)	5
145	Datadog, Inc., Class - A (Software)(a)	11
30	DaVita, Inc. (Health Care Providers & Services)(a)	2
162	Deere & Co. (Machinery)	69
144	DELL Technologies, Inc., Class - C (Technology Hardware, Storage & Peripherals)	6
79	Delta Air Lines, Inc. (Airlines)(a)	3
109	DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	3
357	Devon Energy Corp. (Oil, Gas & Consumable Fuels)	22
214	Dexcom, Inc. (Health Care Equipment & Supplies)(a)	24
94	Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	13
158	Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	16
159	Discover Financial Services (Consumer Finance)	16
140	Dish Network Corp. (Media)(a)	2
131	DocuSign, Inc. (Software)(a)	7
128	Dollar General Corp. (Multiline Retail)	32
127	Dollar Tree, Inc. (Multiline Retail)(a)	18
453	Dominion Energy, Inc. (Multi-Utilities)	28
19	Dom’no’s Pizza, Inc. (Hotels, Restaurants & Leisure)	7
130	DoorDash, Inc., Class - A (Internet & Direct Marketing Retail)(a)	6
82	Dover Corp. (Machinery)	11
402	Dow, Inc. (Chemicals)	20
162	Dropbox, Inc., Class - A (Software)(a)	4
110	DTE Energy Co. (Multi-Utilities)	13
429	Duke Energy Corp. (Electric Utilities)	44
288	DuPont de Nemours, Inc. (Chemicals)	20

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
98	Dynatrace, Inc. (Software)(a)	$4
70	Eastman Chemical Co. (Chemicals)	6
302	eBay, Inc. (Internet & Direct Marketing Retail)	13
147	Ecolab, Inc. (Chemicals)	21
218	Edison International (Electric Utilities)	14
348	Edwards Lifesciences Corp. (Health Care Equipment & Supplies)(a)	26
225	Elanco Animal Health, Inc. (Pharmaceuticals)(a)	3
158	Electronic Arts, Inc. (Entertainment)	19
134	Elevance Health, Inc. (Health Care Providers & Services)	69
333	Emerson Electric Co. (Electrical Equipment)	32
74	Enphase Energy, Inc. (Semiconductors & Semiconductor Equipment)(a)	20
84	Entegris, Inc. (Semiconductors & Semiconductor Equipment)	6
115	Entergy Corp. (Electric Utilities)	13
330	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	43
30	EPAM Systems, Inc. (IT Services)(a)	10
176	EQT Corp. (Oil, Gas & Consumable Fuels)	6
70	Equifax, Inc. (Professional Services)	14
51	Equinix, Inc. (Equity Real Estate Investment Trusts)	33
225	Equitable Holdings, Inc. (Diversified Financial Services)	6
85	Equity Lifestyle Properties, Inc. (Equity Real Estate Investment Trusts)	5
202	Equity Residential (Equity Real Estate Investment Trusts)	12
15	Erie Indemnity Co., Class - A (Insurance)	4
147	Essential Utilities, Inc. (Water Utilities)	7
39	Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	8
67	Etsy, Inc. (Internet & Direct Marketing Retail)(a)	8
139	Evergy, Inc. (Electric Utilities)	9
194	Eversource Energy (Electric Utilities)	16
91	Exact Sciences Corp. (Biotechnology)(a)	5
547	Exelon Corp. (Electric Utilities)	24
85	Expedia Group, Inc. (Hotels, Restaurants & Leisure)(a)	7
89	Expeditors International of Washington, Inc. (Air Freight & Logistics)	9
78	Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	11
2,323	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	256
25	F5, Inc. (Communications Equipment)(a)	4

Shares	Security Description	Value (000)
	United States (continued)
23	FactSet Research Systems, Inc. (Capital Markets)	$9
14	Fair Isaac Corp. (Software)(a)	8
326	Fastenal Co. (Trading Companies & Distributors)	15
140	FedEx Corp. (Air Freight & Logistics)	24
142	Fidelity National Financial, Inc. (Insurance)	5
353	Fidelity National Information Services, Inc. (IT Services)	24
390	Fifth Third Bancorp (Banks)	13
7	First Citizens BancShares, Inc., Class - A (Banks)	5
296	First Horizon Corp. (Banks)	7
92	First Republic Bank (Banks)	11
57	First Solar, Inc. (Semiconductors & Semiconductor Equipment)(a)	9
315	FirstEnergy Corp. (Electric Utilities)	13
346	Fiserv, Inc. (IT Services)(a)	35
41	FleetCor Technologies, Inc. (IT Services)(a)	8
66	FMC Corp. (Chemicals)	8
2,198	Ford Motor Co. (Automobiles)	26
378	Fortinet, Inc. (Software)(a)	18
200	Fortive Corp. (Machinery)	13
73	Fortune Brands Innovations, Inc. (Building Products)	4
161	Fox Corp., Class - A (Media)	5
105	Fox Corp., Class - B (Media)	3
199	Franklin Resources, Inc. (Capital Markets)	5
795	Freeport-McMoRan, Inc. (Metals & Mining)	30
145	Gaming and Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	8
43	Gartner, Inc. (IT Services)(a)	14
307	Gen Digital, Inc. (Software)	7
45	Generac Holdings, Inc. (Electrical Equipment)(a)	5
335	General Mills, Inc. (Food Products)	28
774	General Motors Co. (Automobiles)	26
76	Genuine Parts Co. (Distributors)	13
150	Global Payments, Inc. (IT Services)	15
60	Globe Life, Inc. (Insurance)	7
87	GoDaddy, Inc., Class - A (IT Services)(a)	7
490	Halliburton Co. (Energy Equipment & Services)	19
73	Hasbro, Inc. (Leisure Products)	4
124	HCA Healthcare, Inc. (Health Care Providers & Services)	30
234	Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	5
270	Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	7
31	HEICO Corp. (Aerospace & Defense)	5
39	HEICO Corp., Class - A (Aerospace & Defense)	5

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
74	Henry Schein, Inc. (Health Care Providers & Services)(a)	$6
155	Hess Corp. (Oil, Gas & Consumable Fuels)	22
699	Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	11
90	HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	5
155	Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	20
132	Hologic, Inc. (Health Care Equipment & Supplies)(a)	10
155	Hormel Foods Corp. (Food Products)	7
376	Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	6
202	Howmet Aerospace, Inc. (Aerospace & Defense)	8
562	HP, Inc. (Technology Hardware, Storage & Peripherals)	15
28	Hubbell, Inc. (Electrical Equipment)	7
24	HubSpot, Inc. (Software)(a)	7
70	Humana, Inc. (Health Care Providers & Services)	36
765	Huntington Bancshares, Inc. (Banks)	11
39	IDEX Corp. (Machinery)	9
47	IDEXX Laboratories, Inc. (Health Care Equipment & Supplies)(a)	19
168	Illinois Tool Works, Inc. (Machinery)	37
114	Incyte Corp. (Biotechnology)(a)	9
243	Ingersoll Rand, Inc. (Machinery)	13
40	Insulet Corp. (Health Care Equipment & Supplies)(a)	12
2,265	Intel Corp. (Semiconductors & Semiconductor Equipment)	60
314	Intercontinental Exchange, Inc. (Capital Markets)	32
499	International Business Machines Corp. (IT Services)	70
145	International Flavors & Fragrances, Inc. (Chemicals)	15
201	International Paper Co. (Containers & Packaging)	7
149	Intuit, Inc. (Software)	58
198	Intuitive Surgical, Inc. (Health Care Equipment & Supplies)(a)	53
349	Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	10
106	IQVIA Holdings, Inc. (Life Sciences Tools & Services)(a)	22
165	Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	8

Shares	Security Description	Value (000)
	United States (continued)
39	Jack Henry & Associates, Inc. (IT Services)	$7
78	Jacobs Solutions, Inc. (Professional Services)	9
40	Jazz Pharmaceuticals PLC (Pharmaceuticals)(a)	6
44	JB Hunt Transport Services, Inc. (Road & Rail)	8
389	Johnson Controls International PLC (Building Products)	25
1,632	JPMorgan Chase & Co. (Banks)	219
200	Juniper Networks, Inc. (Communications Equipment)	6
133	Kellogg Co. (Food Products)	9
435	Keurig Dr Pepper, Inc. (Beverages)	16
473	KeyCorp (Banks)	8
102	Keysight Technologies, Inc. (Electronic Equipment, Instruments & Components)(a)	17
186	Kimberly-Clark Corp. (Household Products)	25
350	Kimco Realty Corp. (Equity Real Estate Investment Trusts (REITs))	7
1,135	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	21
334	KKR & Co., Inc. (Capital Markets)	16
78	KLA Corp. (Semiconductors & Semiconductor Equipment)	29
81	Knight-Swift Transportation Holdings, Inc. (Road & Rail)	4
49	Laboratory Corporation of America Holdings (Health Care Providers & Services)	12
76	Lam Research Corp. (Semiconductors & Semiconductor Equipment)	32
80	Lamb Weston Holdings, Inc. (Food Products)	7
183	Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)(a)	9
35	Lear Corp. (Auto Components)	4
140	Lennar Corp., Class - A (Household Durables)	13
19	Lennox International, Inc. (Building Products)	5
72	Liberty Broadband Corp., Class - C (Media)(a)	5
98	Liberty Media Corp. - Liberty Formula One, Class - C (Entertainment)(a)	6
58	Liberty Media Corp. - Liberty SiriusXM, Class - A (Media)(a)	2
87	Liberty Media Corp. - Liberty SiriusXM, Class - C (Media)(a)	3
89	Lincoln National Corp. (Insurance)	3
106	Live Nation Entertainment, Inc. (Entertainment)(a)	7
152	LKQ Corp. (Distributors)	8
126	Loews Corp. (Insurance)	7
349	L’we’s Companies, Inc. (Specialty Retail)	70
45	LPL Financial Holdings, Inc. (Capital Markets)	10
302	Lucid Group, Inc. (Automobiles)^(a)	2

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
456	Lumen Technologies, Inc. (Diversified Telecommunication Services)	$2
97	M&T Bank Corp. (Banks)	14
407	Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	11
278	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	32
7	Markel Corp. (Insurance)(a)	9
20	MarketAxess Holdings, Inc. (Capital Markets)	6
155	Marriott International, Inc., Class - A (Hotels, Restaurants & Leisure)	23
283	Marsh & McLennan Companies, Inc. (Insurance)	47
35	Martin Marietta Materials, Inc. (Construction Materials)	12
464	Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	17
131	Masco Corp. (Building Products)	6
29	Masimo Corp. (Health Care Equipment & Supplies)(a)	4
481	MasterCard, Inc., Class - A (IT Services)	167
157	Match Group, Inc. (Interactive Media & Services)(a)	7
145	McCormick & Company, Inc. (Food Products)	12
412	McDon’ld’s Corp. (Hotels, Restaurants & Leisure)	109
80	McKesson Corp. (Health Care Providers & Services)	30
315	Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	4
26	MercadoLibre, Inc. (Internet & Direct Marketing Retail)(a)	22
1,273	Meta Platforms, Inc., Class - A (Interactive Media & Services)(a)	153
374	MetLife, Inc. (Insurance)	27
13	Mettler-Toledo International, Inc. (Life Sciences Tools & Services)(a)	19
194	MGM Resorts International (Hotels, Restaurants & Leisure)	7
301	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	21
619	Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	31
3,935	Microsoft Corp. (Software)	945

Shares	Security Description	Value (000)
	United States (continued)
60	Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	$9
30	Mohawk Industries, Inc. (Household Durables)(a)	3
35	Molina Heathcare, Inc. (Health Care Providers & Services)(a)	12
99	Molson Coors Beverage Co., Class - B (Beverages)	5
772	Mondelez International, Inc., Class - A (Food Products)	51
36	MongoDB, Inc. (IT Services)(a)	7
23	Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	8
221	Monster Beverage Corp. (Beverages)(a)	22
94	Mo’dy’s Corp. (Capital Markets)	26
711	Morgan Stanley (Capital Markets)	60
94	Motorola Solutions, Inc. (Communications Equipment)	24
43	MSCI, Inc. (Capital Markets)	20
197	Nasdaq, Inc. (Capital Markets)	12
118	NetApp, Inc. (Technology Hardware, Storage & Peripherals)	7
248	Netflix, Inc. (Entertainment)(a)	73
59	Neurocrine Biosciences, Inc. (Biotechnology)(a)	7
436	Newmont Corp. (Metals & Mining)	21
182	News Corp., Class - A (Media)	3
1,089	NextEra Energy, Inc. (Electric Utilities)	91
708	NIKE, Inc., Class - B (Textiles, Apparel & Luxury Goods)	83
202	NiSource, Inc. (Multi-Utilities)	6
29	Nordson Corp. (Machinery)	7
132	Norfolk Southern Corp. (Road & Rail)	33
104	Northern Trust Corp. (Capital Markets)	9
124	NRG Energy, Inc. (Electric Utilities)	4
149	Nucor Corp. (Metals & Mining)	20
1,385	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	202
2	NVR, Inc. (Household Durables)(a)	9
521	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	33
78	Okta, Inc. (IT Services)(a)	5
55	Old Dominion Freight Line, Inc. (Road & Rail)	16
112	Omnicom Group, Inc. (Media)	9
240	ON Semiconductor Corp. (Semiconductors & Semiconductor Equipment)(a)	15
248	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	16

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
890	Oracle Corp. (Software)	$73
37	O’Reilly Automotive, Inc. (Specialty Retail)(a)	31
238	Otis Worldwide Corp. (Machinery)	19
140	Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	7
54	Owens Corning (Building Products)	5
198	PACCAR, Inc. (Machinery)	20
49	Packaging Corporation of America (Containers & Packaging)	6
1,031	Palantir Technologies, Inc., Class - A (Software)(a)	7
165	Palo Alto Networks, Inc. (Software)(a)	23
383	Paramount Global, Class - B (Media)	6
71	Parker Hannifin Corp. (Machinery)	21
180	Paychex, Inc. (IT Services)	21
27	PAYCOM Software, Inc. (Software)(a)	8
22	Paylocity Holding Corp. (Software)(a)	4
610	PayPal Holdings, Inc. (IT Services)(a)	43
770	PepsiCo, Inc. (Beverages)	139
866	PG&E Corp. (Electric Utilities)(a)	14
267	Phillips 66 (Oil, Gas & Consumable Fuels)	28
297	Pinterest, Inc., Class - A (Interactive Media & Services)(a)	7
129	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	29
352	Plug Power, Inc. (Electrical Equipment)(a)	4
233	PNC Financial Services Group, Inc. (Banks)	37
25	Pool Corp. (Distributors)	8
133	PPG Industries, Inc. (Chemicals)	17
395	PPL Corp. (Electric Utilities)	12
135	Principal Financial Group, Inc. (Insurance)	11
510	Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	57
207	Prudential Financial, Inc. (Insurance)	21
59	PTC, Inc. (Software)(a)	7
273	Public Service Enterprise Group, Inc. (Multi-Utilities)	17
89	Public Storage (Equity Real Estate Investment Trusts)	25
131	PulteGroup, Inc. (Household Durables)	6
54	Qorvo, Inc. (Semiconductors & Semiconductor Equipment)(a)	5
621	QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	68
86	Quanta Services, Inc. (Construction & Engineering)	12
70	Quest Diagnostics, Inc. (Health Care Providers & Services)	11

Shares	Security Description	Value (000)
	United States (continued)
114	Raymond James Financial, Inc. (Capital Markets)	$12
344	Realty Income Corp. (Equity Real Estate Investment Trusts)	22
76	Regency Centers Corp. (Equity Real Estate Investment Trusts (REITs))	5
497	Regions Financial Corp. (Banks)	11
29	Repligen Corp. (Life Sciences Tools & Services)(a)	5
127	Republic Services, Inc. (Commercial Services & Supplies)	16
81	ResMed, Inc. (Health Care Equipment & Supplies)	17
194	Rivian Automotive, Inc., Class - A (Automobiles)(a)	4
59	Robert Half International, Inc. (Professional Services)	4
226	ROBLOX Corp., Class - A (Entertainment)(a)	6
65	Rockwell Automation, Inc. (Electrical Equipment)	17
62	Roku, Inc. (Entertainment)(a)	3
118	Rollins, Inc. (Commercial Services & Supplies)	4
59	Roper Technologies, Inc. (Software)	25
196	Ross Stores, Inc. (Specialty Retail)	23
207	Royalty Pharma PLC, Class - A (Pharmaceuticals)	8
79	RPM International, Inc. (Chemicals)	8
186	S&P Global, Inc. (Capital Markets)	62
553	Salesforce, Inc. (Software)(a)	73
60	SBA Communications Corp. (Equity Real Estate Investment Trusts (REITs))	17
785	Schlumberger N.V. (Energy Equipment & Services)	42
81	Seagen, Inc. (Biotechnology)(a)	10
75	Sealed Air Corp. (Containers & Packaging)	4
64	SEI Investments Co. (Capital Markets)	4
177	Sempra Energy (Multi-Utilities)	27
110	ServiceNow, Inc. (Software)(a)	43
41	Signature Bank (Banks)	5
187	Simon Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	22
400	Sirius XM Holdings, Inc. (Media)^	2
83	Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	8
676	Snap, Inc., Class - A (Interactive Media & Services)(a)	6
29	Snap-on, Inc. (Machinery)	7
122	Snowflake, Inc., Class - A (IT Services)(a)	18
74	Southwest Airlines Co. (Airlines)(a)	2

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
86	Splunk, Inc. (Software)(a)	$7
122	SS&C Technologies Holdings, Inc. (Software)	6
91	Stanley Black & Decker, Inc. (Machinery)	7
640	Starbucks Corp. (Hotels, Restaurants & Leisure)	63
208	State Street Corp. (Capital Markets)	16
104	Steel Dynamics, Inc. (Metals & Mining)	10
189	Stryker Corp. (Health Care Equipment & Supplies)	46
65	Sun Communities, Inc. (Equity Real Estate Investment Trusts)	9
31	SVB Financial Group (Banks)(a)	7
268	Synchrony Financial (Consumer Finance)	9
85	Synopsys, Inc. (Software)(a)	27
287	Sysco Corp. (Food & Staples Retailing)	22
129	T. Rowe Price Group, Inc. (Capital Markets)	14
90	Take-Two Interactive Software, Inc. (Entertainment)(a)	9
133	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	10
259	Target Corp. (Multiline Retail)	39
25	Teledyne Technologies, Inc. (Electronic Equipment, Instruments & Components)(a)	10
30	Teleflex, Inc. (Health Care Equipment & Supplies)	7
84	Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	7
1,485	Tesla, Inc. (Automobiles)(a)	183
498	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	82
3	Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	7
375	The AES Corp. (Independent Power and Renewable Electricity Producers)	11
155	The Allstate Corp. (Insurance)	21
428	The Bank of New York Mellon Corp. (Capital Markets)	19
130	The Carlyle Group, Inc. (Capital Markets)	4
808	The Charles Schwab Corp. (Capital Markets)	67
73	The Clorox Co. (Household Products)	10
2,299	The Coca-Cola Co. (Beverages)	146
130	The Estee Lauder Companies, Inc. (Personal Products)	32
192	The Goldman Sachs Group, Inc. (Capital Markets)	66
189	The Hartford Financial Services Group, Inc. (Insurance)	14
81	The Hershey Co. (Food Products)	19
573	The Home Depot, Inc. (Specialty Retail)	181

Shares	Security Description	Value (000)
	United States (continued)
207	The Interpublic Group of Companies, Inc. (Media)	$7
64	The J.M. Smucker Co. (Food Products)	10
411	The Kraft Heinz Co. (Food Products)	17
386	The Kroger Co. (Food & Staples Retailing)	17
186	The Mosaic Co. (Chemicals)	8
327	The Progressive Corp. (Insurance)	42
138	The Sherwin-Williams Co. (Chemicals)	33
596	The Southern Co. (Electric Utilities)	43
662	The TJX Companies, Inc. (Specialty Retail)	53
255	The Trade Desk, Inc., Class - A (Software)(a)	11
137	The Travelers Companies, Inc. (Insurance)	26
1,009	The Walt Disney Co. (Entertainment)(a)	88
209	The Western Union Co. (IT Services)	3
694	The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	23
347	T-Mobile US, Inc. (Wireless Telecommunication Services)(a)	49
129	Toast, Inc., Class - A (IT Services)(a)	2
66	Tractor Supply Co. (Specialty Retail)	15
56	Tradeweb Markets, Inc., Class - A (Capital Markets)	4
132	Trane Technologies PLC (Building Products)	22
30	TransDigm Group, Inc. (Aerospace & Defense)	19
101	TransUnion (Professional Services)	6
143	Trimble, Inc. (Electronic Equipment, Instruments & Components)(a)	7
747	Truist Financial Corp. (Banks)	32
91	Twilio, Inc., Class - A (IT Services)(a)	4
23	Tyler Technologies, Inc. (Software)(a)	7
173	Tyson Foods, Inc., Class - A (Food Products)	11
773	U.S. Bancorp (Banks)	34
809	Uber Technologies, Inc. (Road & Rail)(a)	20
188	UDR, Inc. (Equity Real Estate Investment Trusts)	7
110	UGI Corp. (Gas Utilities)	4
45	U-Haul Holding Co. (Road & Rail)	2
30	Ulta Beauty, Inc. (Specialty Retail)(a)	14
351	Union Pacific Corp. (Road & Rail)	73
410	United Parcel Service, Inc., Class - B (Air Freight & Logistics)	71
38	United Rentals, Inc. (Trading Companies & Distributors)(a)	14
520	UnitedHealth Group, Inc. (Health Care Providers & Services)	277
142	Unity Software, Inc. (Software)(a)	4
34	Universal Health Services, Inc., Class - B (Health Care Providers & Services)	5
171	V.F. Corp. (Textiles, Apparel & Luxury Goods)	5
21	Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	5

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
226	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	$29
79	Veeva Systems, Inc., Class - A (Health Care Technology)(a)	13
229	Ventas, Inc. (Equity Real Estate Investment Trusts)	10
54	VeriSign, Inc. (IT Services)(a)	11
92	Verisk Analytics, Inc., Class - A (Professional Services)	16
2,326	Verizon Communications, Inc. (Diversified Telecommunication Services)	92
543	VICI Properties, Inc. (Equity Real Estate Investment Trusts)	18
911	Visa, Inc., Class - A (IT Services)	189
227	Vistra Corp. (Independent Power and Renewable Electricity Producers)	5
111	VMware, Inc., Class - A (Software)(a)	14
72	Vulcan Materials Co. (Construction Materials)	13
125	W.R. Berkley Corp. (Insurance)	9
26	W.W. Grainger, Inc. (Trading Companies & Distributors)	14
415	Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	16
840	Walmart, Inc. (Food & Staples Retailing)	119
1,360	Warner Bros Discovery, Inc. (Entertainment)(a)	13
229	Waste Management, Inc. (Commercial Services & Supplies)	36
32	Waters Corp. (Life Sciences Tools & Services)(a)	11
93	Webster Financial Corp. (Banks)	4
175	WEC Energy Group, Inc. (Multi-Utilities)	16
2,109	Wells Fargo & Co. (Banks)	87
257	Welltower, Inc. (Equity Real Estate Investment Trusts)	17
39	West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	9
204	Western Digital Corp. (Technology Hardware, Storage & Peripherals)(a)	6
97	Westinghouse Air Brake Technologies Corp. (Machinery)	10
19	Westlake Corp. (Chemicals)	2
137	WestRock Co. (Containers & Packaging)	5
433	Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	13
31	Whirlpool Corp. (Household Durables)	4
66	Wolfspeed, Inc. (Semiconductors & Semiconductor Equipment)(a)	5
111	Workday, Inc., Class - A (Software)(a)	19

Shares	Security Description	Value (000)
	United States (continued)
106	WP Carey, Inc. (Equity Real Estate Investment Trusts)	$8
66	Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)(a)	5
302	Xcel Energy, Inc. (Electric Utilities)	21
97	Xylem, Inc. (Machinery)	11
163	YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	21
27	Zebra Technologies Corp. (Electronic Equipment, Instruments & Components)(a)	7
81	Zillow Group, Inc., Class - C (Real Estate Management & Development)(a)	3
113	Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	14
261	Zoetis, Inc. (Pharmaceuticals)	38
129	Zoom Video Communications, Inc., Class - A (Software)(a)	9
144	ZoomInfo Technologies, Inc. (Interactive Media & Services)(a)	4
54	Zscaler, Inc. (Software)(a)	6
		15,887
	Total Common Stocks	24,041
	Preferred Stocks — 0.13%
	Germany — 0.13%
70	Bayerische Motoren Werke Aktiengesellschaft — Preferred (Automobiles)	6
101	Henkel AG & Co. KGAA — Preferred (Household Products)	7
79	Porsche Automobil Holding SE — Preferred (Automobiles)	4
109	Volkswagen AG — Preferred (Automobiles)	14
	Total Preferred Stocks	31
	Investment Companies — 0.11%
7,481	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.04%^^(d)	7
19,455	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.09%(d)	20
	Total Investment Companies	27
	Total Investments (cost $18,556) — 99.82%	24,099
	Other assets in excess of liabilities — 0.18%	44
	Net Assets — 100.00%	$24,143

Amounts designated “s “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of December 31, 2022. The total value of securities on loan as of December 31, 2022, was $1 (amount in thousands).

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (concluded) — December 31, 2022 (Unaudited)

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2022.

(a)	Represents non-income producing security.

(b)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	Security was valued using significant unobservable inputs as of December 31, 2022.

(d)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

As of December 31, 2022, 100% of the Portfolio’s net assets were managed by Mellon Investments Corporation.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 93.99%
	Australia — 6.37%
15,521	Ampol Ltd. (Oil, Gas & Consumable Fuels)	$299
193,458	ANZ Group Holdings Ltd. (Banks)(a)	3,116
35,958	APA Group (Gas Utilities)	263
21,823	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	453
82,839	Bendigo & Adelaide Bank Ltd. (Banks)	553
74,353	BHP Group Ltd. (Metals & Mining)	2,309
85,014	BHP Group Ltd. (Metals & Mining)	2,641
43,919	Commonwealth Bank of Australia (Banks)	3,067
3,343	CSL Ltd. (Biotechnology)	655
48,346	Endeavour Group Ltd. (Food & Staples Retailing)	211
53,824	Fortescue Metals Group Ltd. (Metals & Mining)	751
68,557	Goodman Group (Equity Real Estate Investment Trusts)	810
7,899	Macquarie Group Ltd. (Capital Markets)	898
104,574	Medibank Private Ltd. (Insurance)	210
206,900	National Australia Bank Ltd. (Banks)	4,234
41,245	Qantas Airways Ltd. (Airlines)(a)	169
55,092	QBE Insurance Group Ltd. (Insurance)	504
16,336	Rio Tinto Ltd. (Metals & Mining)	1,294
150,128	Santos Ltd. (Oil, Gas & Consumable Fuels)	730
205,252	Scentre Group (Equity Real Estate Investment Trusts)	402
90,538	Stockland (Equity Real Estate Investment Trusts)	224
18,427	Suncorp Group Ltd. (Insurance)	151
562,458	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	412
562,458	The Lottery Corp. Ltd. (Hotels, Restaurants & Leisure)(a)	1,715
44,996	Treasury Wine Estates Ltd. (Beverages)	417
63,839	Wesfarmers Ltd. (Multiline Retail)	1,995
224,539	Westpac Banking Corp. (Banks)	3,569
15,362	Woodside Energy Group Ltd. (Oil, Gas & Consumable Fuels)	370
12,737	Woodside Energy Group Ltd. (Oil, Gas & Consumable Fuels)	307
35,740	Worley Ltd. (Energy Equipment & Services)	365
		33,094
	Austria — 0.19%
23,927	Erste Group Bank AG (Banks)	765
4,792	OMV AG (Oil, Gas & Consumable Fuels)	247
		1,012
	Belgium — 0.76%
40,660	Anheuser-Busch InBev N.V. (Beverages)	2,449
5,470	Elia Group SA (Electric Utilities)	777
20,206	Umicore SA (Chemicals)	742
		3,968

Shares	Security Description	Value (000)
	Canada — 10.40%
3,637	Agnico Eagle Mines Ltd. (Metals & Mining)	$189
30,089	Air Canada (Airlines)(a)	431
166,444	Algonquin Power & Utilities Corp. (Multi-Utilities)	1,084
50,883	Alimentation Couche-Tard, Inc. (Food & Staples Retailing)	2,236
8,987	AltaGas Ltd. (Gas Utilities)	155
45,514	Bank of Montreal (Banks)	4,125
72,955	Barrick Gold Corp. (Metals & Mining)	1,251
10,168	CAE, Inc. (Aerospace & Defense)(a)	197
31,854	Cameco Corp. (Oil, Gas & Consumable Fuels)	722
6,749	Canadian National Railway Co. (Road & Rail)	802
55,707	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	3,095
3,130	Canadian Pacific Railway Ltd. (Road & Rail)	233
11,085	Canadian Tire Corp. Ltd., Class - A (Multiline Retail)	1,159
4,454	Canadian Utilities Ltd., Class - A (Multi-Utilities)	121
3,259	CCL Industries, Inc. (Containers & Packaging)	139
125,033	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	2,426
30,477	CI Financial Corp. (Capital Markets)	304
835	Constellation Software, Inc. (Software)	1,304
11,192	Dollarama, Inc. (Multiline Retail)	655
77,385	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	3,025
1,023	Fairfax Financial Holdings Ltd. (Insurance)	606
10,649	First Capital Real Estate Investment Trust (Real Estate Management & Development)	132
17,917	First Quantum Minerals Ltd. (Metals & Mining)	374
7,691	Franco-Nevada Corp. (Metals & Mining)	1,049
24,142	GFL Environmental, Inc. (Commercial Services & Supplies)	706
64,358	Great-West Lifeco, Inc. (Insurance)	1,488
27,914	H&R Real Estate Investment Trust (Equity Real Estate Investment Trusts)	250
12,464	Hydro One Ltd. (Electric Utilities)	334
5,430	Intact Financial Corp. (Insurance)	782
56,358	Keyera Corp. (Oil, Gas & Consumable Fuels)	1,232
36,396	Magna International, Inc. (Auto Components)	2,045
8,370	Manulife Financial Corp. (Insurance)	149
15,818	Methanex Corp. (Chemicals)	599
18,402	National Bank of Canada (Banks)	1,240
3,339	Nutrien Ltd. (Chemicals)	244
1,984	Onex Corp. (Diversified Financial Services)	96
7,732	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels)	262
66,482	Power Corp. of Canada (Insurance)	1,564

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
6,978	Primaris REIT (Equity Real Estate Investment Trusts)	$75
1,726	Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	112
67,963	RioCan Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,061
4,162	Ritchie Bros. Auctioneers, Inc. (Commercial Services & Supplies)	240
2,933	Rogers Communications, Inc., Class - B (Wireless Telecommunication Services)	137
16,598	Royal Bank of Canada (Banks)	1,561
52,851	Shopify, Inc. (IT Services)(a)	1,835
7,087	SmartCentres Real Estate Investment Trust (Equity Real Estate Investment Trusts)	140
52,951	Sun Life Financial, Inc. (Insurance)	2,458
5,745	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	182
18,439	Teck Resources Ltd., Class - B (Metals & Mining)	697
72,937	TELUS Corp. (Diversified Telecommunication Services)	1,408
46,844	The Bank of Nova Scotia (Banks)	2,295
19,231	The Toronto-Dominion Bank (Banks)	1,245
22,457	Thomson Reuters Corp. (Professional Services)	2,562
1,552	Topicus.com, Inc. (Software)	81
28,308	Wheaton Precious Metals Corp. (Metals & Mining)	1,106
		54,000
	China — 0.10%
9,100	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	463
1,657	JD.com, Inc., Class - A (Internet & Direct Marketing Retail)	47
		510
	Denmark — 2.90%
5,336	DSV A/S (Road & Rail)	842
8,761	Genmab A/S (Biotechnology)(a)	3,710
76,550	Novo Nordisk A/S, Class - B (Pharmaceuticals)	10,338
1,937	Orsted A/S (Electric Utilities)	176
		15,066
	Finland — 1.08%
7,928	Fortum Oyj (Electric Utilities)	132
231,473	Nokia Oyj (Communications Equipment)	1,072
278,699	Nordea Bank Abp (Banks)	2,985
3,545	Orion Oyj, Class - B (Pharmaceuticals)	194
4,385	Sampo Oyj, Class - A (Insurance)	229

Shares	Security Description	Value (000)
	Finland (continued)
44,232	Stora Enso Oyj, Registered Shares (Paper & Forest Products)	$623
10,204	UPM-Kymmene Oyj (Paper & Forest Products)	381
		5,616
	France — 9.02%
2,427	Aeroports de Paris (Transportation Infrastructure)(a)	325
34,826	Air Liquide SA (Chemicals)	4,934
47,723	AXA SA (Insurance)	1,331
1,813	BioMerieux (Health Care Equipment & Supplies)	190
64,169	BNP Paribas SA (Banks)	3,657
4,957	Bouygues SA (Construction & Engineering)	149
1,044	Capgemini SE (IT Services)	174
7,205	Carrefour SA (Food & Staples Retailing)	121
3,697	Compagnie de Saint-Gobain (Building Products)	181
99,973	Credit Agricole SA (Banks)	1,052
19,644	Dassault Systemes SE (Software)	704
1,749	Eiffage SA (Construction & Engineering)	172
12,117	Electricite de France SA (Electric Utilities)	156
25,532	Engie SA (Multi-Utilities)	366
18,607	EssilorLuxottica SA (Health Care Equipment & Supplies)	3,370
2,933	Eurazeo SE (Diversified Financial Services)	182
1,743	Euroapi SA (Pharmaceuticals)(a)	26
1,233	Gecina SA (Equity Real Estate Investment Trusts)	126
2,500	Hermes International (Textiles, Apparel & Luxury Goods)	3,866
10,625	L’Oreal SA (Personal Products)	3,794
5,480	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	3,988
8,063	Pernod Ricard SA (Beverages)	1,586
8,075	Publicis Groupe SA (Media)	514
7,261	Renault SA (Automobiles)(a)	243
40,107	Sanofi (Pharmaceuticals)	3,857
922	Sartorius Stedim Biotech (Life Sciences Tools & Services)	299
34,976	Schneider Electric SE (Electrical Equipment)	4,892
112,087	Societe Generale SA (Banks)	2,817
4,176	Thales SA (Aerospace & Defense)	533
36,222	TotalEnergies SE (Oil, Gas & Consumable Fuels)	2,274
7,086	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts)(a)	369
15,933	Veolia Environnement SA (Multi-Utilities)	409
1,976	Wendel SE (Diversified Financial Services)	184
		46,841

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany — 6.33%
13,053	adidas AG (Textiles, Apparel & Luxury Goods)	$1,781
10,077	Allianz SE (Insurance)	2,167
1,793	Bayerische Motoren Werke AG (Automobiles)	160
1,065	Beiersdorf AG (Personal Products)	122
1,341	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	169
33,975	Commerzbank AG (Banks)(a)	321
1,439	Daimler Truck Holding AG (Machinery)(a)	45
113,622	Deutsche Bank AG, Registered Shares (Capital Markets)	1,288
22,300	Deutsche Boerse AG (Capital Markets)	3,852
88,039	Deutsche Post AG, Registered Shares (Air Freight & Logistics)	3,315
128,506	Deutsche Telekom AG (Diversified Telecommunication Services)	2,563
7,498	Fraport AG Frankfurt Airport Services Worldwide (Transportation Infrastructure)(a)	305
6,983	GEA Group AG (Machinery)	286
1,115	Hannover Rueck SE (Insurance)	221
3,464	Henkel AG & Co. KGAA (Household Products)	223
82,230	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	2,502
16,228	LEG Immobilien AG (Real Estate Management & Development)	1,057
1,793	MTU Aero Engines AG (Aerospace & Defense)	388
2,540	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares (Insurance)	826
1,941	Puma SE (Textiles, Apparel & Luxury Goods)	118
20,979	RWE AG (Multi-Utilities)	934
42,196	SAP SE (Software)	4,354
30,321	Siemens AG, Registered Shares (Industrial Conglomerates)	4,207
5,796	Siemens Healthineers AG (Health Care Equipment & Supplies)	290
10,266	Symrise AG (Chemicals)	1,117
1,532	Volkswagen AG (Automobiles)	242
		32,853
	Hong Kong — 2.38%
483,480	AIA Group Ltd. (Insurance)	5,377
75,055	BOC Hong Kong Holdings Ltd. (Banks)	256
63,400	Budweiser Brewing Co. APAC Ltd. (Beverages)	199
334,000	China Common Rich Renewable Energy Investment Ltd. (Independent Power and Renewable Electricity Producers)(a)(b)	—
98,500	CK Asset Holdings Ltd. (Real Estate Management & Development)	606

Shares	Security Description	Value (000)
	Hong Kong (continued)
73,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	$483
57,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	111
15,506	Hang Seng Bank Ltd. (Banks)	258
21,400	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	925
335,900	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	1,545
43,000	MTR Corp. Ltd. (Road & Rail)	228
395,000	New World Development Co. Ltd. (Real Estate Management & Development)	1,113
14,472	Pacific Century Premium Developments Ltd. (Real Estate Management & Development)(a)	1
121,391	PCCW Ltd. (Diversified Telecommunication Services)	55
24,000	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	211
52,000	Techtronic Industries Co. Ltd. (Machinery)	580
59,417	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	436
		12,384
	Ireland (Republic of) — 1.15%
8,728	AerCap Holdings N.V. (Trading Companies & Distributors)(a)	509
332,317	Bank of Ireland Group PLC (Banks)	3,166
24,053	CRH PLC (Construction Materials)	953
30,741	Experian PLC (Professional Services)	1,045
16,821	James Hardie Industries PLC (Construction Materials)	302
		5,975
	Isle of Man — 0.12%
38,064	Entain PLC (Hotels, Restaurants & Leisure)	608
	Israel — 0.51%
862	CyberArk Software Ltd. (Software)(a)	112
1,765	Nice Ltd. (Software)(a)	342
11,379	Nice Systems Ltd., ADR (Software)	2,188
		2,642
	Italy — 1.28%
3,755	Amplifon SpA (Health Care Providers & Services)	112
69,888	Assicurazioni Generali SpA (Insurance)	1,243
47,935	Enel SpA (Electric Utilities)	258
1,561	Ferrari N.V. (Automobiles)	334
157,139	Intesa Sanpaolo SpA (Banks)	349
7,820	Iveco Group N.V. (Machinery)(a)	47

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Italy (continued)
187,061	Mediobanca Banca di Credito Finanziario SpA (Banks)	$1,799
7,356	Moncler SpA (Textiles, Apparel & Luxury Goods)	390
10,481	Poste Italiane SpA (Insurance)	102
110,979	Snam SpA (Gas Utilities)	538
201,736	Terna - Rete Elettrica Nazionale SpA (Electric Utilities)	1,490
		6,662
	Japan — 18.02%
2,200	Advantest Corp. (Semiconductors & Semiconductor Equipment)	142
6,845	AGC, Inc. (Building Products)	229
27,300	Ajinomoto Co., Inc. (Food Products)	839
15,300	Amada Co. Ltd. (Machinery)	121
16,500	Asahi Group Holdings Ltd. (Beverages)	518
14,600	Asahi Kasei Corp. (Chemicals)	105
103,600	Astellas Pharma, Inc. (Pharmaceuticals)	1,584
3,900	Azbil Corp. (Electronic Equipment, Instruments & Components)	99
26,700	Bandai Namco Holdings, Inc. (Leisure Products)	1,692
15,200	Bridgestone Corp. (Auto Components)	543
38,300	Canon, Inc. (Technology Hardware, Storage & Peripherals)	833
4,300	Capcom Co. Ltd. (Entertainment)	138
363,700	Concordia Financial Group Ltd. (Banks)	1,524
122,000	CyberAgent, Inc. (Media)	1,086
13,388	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	270
23,000	Daifuku Co. Ltd. (Machinery)	1,083
40,900	Dai-ichi Life Holdings, Inc. (Insurance)	933
14,400	Daikin Industries Ltd. (Building Products)	2,217
1,279	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	132
16,050	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	372
67	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts)	150
3,000	Denso Corp. (Auto Components)	149
4,800	Dentsu Group, Inc. (Media)	152
13,700	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	692
10,900	Fujitsu Ltd. (IT Services)	1,463
142	GLP J-REIT (Equity Real Estate Investment Trusts)	164
1,900	GMO Payment Gateway, Inc. (IT Services)	158
11,800	Hakuhodo DY Holdings, Inc. (Media)	120
37,100	Hitachi Ltd. (Industrial Conglomerates)	1,892

Shares	Security Description	Value (000)
	Japan (continued)
3,600	Hoshizaki Corp. (Machinery)	$128
25,800	HOYA Corp. (Health Care Equipment & Supplies)	2,498
8,800	Iida Group Holdings Co. Ltd. (Household Durables)	134
39,100	Inpex Corp. (Oil, Gas & Consumable Fuels)	416
22,100	Isetan Mitsukoshi Holdings Ltd. (Multiline Retail)	242
21,000	Isuzu Motors Ltd. (Automobiles)	248
100,617	ITOCHU Corp. (Trading Companies & Distributors)	3,179
6,000	Japan Airlines Co. Ltd. (Airlines)(a)	123
70,600	Japan Exchange Group, Inc. (Capital Markets)	1,021
8,300	Japan Post Insurance Co. Ltd. (Insurance)	147
39	Japan Prime Realty Investment Corp. (Equity Real Estate Investment Trusts)	110
38	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	167
200	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	160
5,554	JSR Corp. (Chemicals)	110
9,200	Kawasaki Heavy Industries Ltd. (Machinery)	217
101,200	KDDI Corp. (Wireless Telecommunication Services)	3,071
33,900	Keio Corp. (Road & Rail)	1,250
6,500	Keyence Corp. (Electronic Equipment, Instruments & Components)	2,547
8,145	Komatsu Ltd. (Machinery)	179
12,300	Kose Corp. (Personal Products)	1,352
39,300	Kubota Corp. (Machinery)	544
6,000	Lasertec Corp. (Semiconductors & Semiconductor Equipment)	994
18,100	M3, Inc. (Health Care Technology)	494
22,200	Makita Corp. (Machinery)	521
63,300	Marubeni Corp. (Trading Companies & Distributors)	731
57,145	Mitsubishi Corp. (Trading Companies & Distributors)	1,865
432,200	Mitsubishi UFJ Financial Group, Inc. (Banks)	2,928
131,788	Mitsui & Co. Ltd. (Trading Companies & Distributors)	3,869
36,100	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	665
15,700	MonotaRO Co. Ltd. (Trading Companies & Distributors)	222
47,200	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	2,370
14,700	NEC Corp. (Technology Hardware, Storage & Peripherals)	519

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
20,600	Nexon Co. Ltd. (Entertainment)	$465
31,200	Nidec Corp. (Electrical Equipment)	1,626
19,200	Nikon Corp. (Household Durables)	172
29,200	Nintendo Co. Ltd. (Entertainment)	1,231
35	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	157
2,800	NIPPON EXPRESS HOLDINGS, INC. (Road & Rail)	161
61	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	143
6,300	Nippon Sanso Holdings Corp. (Chemicals)	92
2,100	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	120
30,800	Nippon Steel Corp. (Metals & Mining)	538
36,400	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	1,044
17,800	Nomura Research Institute Ltd. (IT Services)	423
21,100	NTT Data Corp. (IT Services)	311
2,400	Obic Co. Ltd. (IT Services)	355
89,200	Odakyu Electric Railway Co. Ltd. (Road & Rail)	1,163
44,000	Olympus Corp. (Health Care Equipment & Supplies)	789
10,400	OMRON Corp. (Electronic Equipment, Instruments & Components)	508
11,400	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	268
10,800	ORIX Corp. (Diversified Financial Services)	174
8,900	Osaka Gas Co. Ltd. (Gas Utilities)	144
32,500	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	1,066
12,700	Pan Pacific International Holdings Corp. (Multiline Retail)	237
201,500	Panasonic Holdings Corp. (Household Durables)	1,705
247,200	Rakuten Group, Inc. (Internet & Direct Marketing Retail)	1,123
5,600	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	407
5,300	SBI Holdings, Inc. (Capital Markets)	102
35,552	Sekisui House Ltd. (Household Durables)	632
21,400	SG Holdings Co. Ltd. (Air Freight & Logistics)	298
13,900	Sharp Corp. (Household Durables)	100
9,300	Shin-Etsu Chemical Co. Ltd. (Chemicals)	1,150
25,200	Shionogi & Co. Ltd. (Pharmaceuticals)	1,265
62,800	SoftBank Group Corp. (Wireless Telecommunication Services)	2,701
12,800	Sompo Holdings, Inc. (Insurance)	572
30,600	Sony Group Corp. (Household Durables)	2,340
14,148	Sumitomo Mitsui Financial Group, Inc. (Banks)	571
4,600	Suntory Beverage & Food Ltd. (Beverages)	158
25,000	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	783

Shares	Security Description	Value (000)
	Japan (continued)
2,900	The Bank of Kyoto Ltd. (Banks)	$130
22,400	The Chiba Bank Ltd. (Banks)	164
29,700	Tokio Marine Holdings, Inc. (Insurance)	640
59,300	Tokyo Electric Power Co. Holdings, Inc. (Electric Utilities)(a)	215
8,800	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	2,607
25,700	Tokyo Fudosan Holdings Corp. (Real Estate Management & Development)	123
52,600	Toray Industries, Inc. (Chemicals)	295
14,700	Toshiba Corp. (Industrial Conglomerates)	516
4,700	TOTO Ltd. (Building Products)	161
21,600	Toyota Industries Corp. (Auto Components)	1,192
485,000	Toyota Motor Corp. (Automobiles)	6,698
6,770	Toyota Tsusho Corp. (Trading Companies & Distributors)	252
6,427	Trend Micro, Inc. (Software)	301
46,400	Unicharm Corp. (Household Products)	1,792
7,500	West Japan Railway Co. (Road & Rail)	327
1,700	Yakult Honsha Co. Ltd. (Food Products)	111
9,100	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	146
72,900	Z Holdings Corp. (Interactive Media & Services)	184
5,700	ZOZO, Inc. (Internet & Direct Marketing Retail)	142
		93,511
	Jersey — 0.67%
387,007	Glencore PLC (Metals & Mining)	2,584
88,265	WPP PLC (Media)	875
		3,459
	Luxembourg — 0.46%
27,423	ArcelorMittal SA (Metals & Mining)	721
96,377	Tenaris SA (Energy Equipment & Services)	1,680
		2,401
	Netherlands — 4.59%
57,506	ABN AMRO Bank N.V. (Banks)	796
722	Adyen N.V. (IT Services)(a)	996
73,595	AEGON N.V. (Insurance)	373
23,149	Airbus SE (Aerospace & Defense)	2,751
29,390	Akzo Nobel N.V. (Chemicals)	1,968
728	Argenx SE (Biotechnology)(a)	271
12,374	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	6,671
39,102	CNH Industrial N.V. (Machinery)	626
4,144	EXOR NV (Diversified Financial Services)(a)	303
5,913	Heineken N.V. (Beverages)	556
14,622	ING Groep N.V. (Banks)	178
61,918	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	1,779

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Netherlands (continued)
15,440	Koninklijke DSM N.V. (Chemicals)	$1,889
5,828	NN Group N.V. (Insurance)	238
35,844	Prosus N.V. (Internet & Direct Marketing Retail)	2,473
31,487	Universal Music Group N.V. (Entertainment)	759
11,488	Wolters Kluwer N.V. (Professional Services)	1,202
		23,829
	New Zealand — 0.12%
58,346	Auckland International Airport Ltd. (Transportation Infrastructure)(a)	289
38,532	Mercury NZ Ltd. (Electric Utilities)	136
31,188	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	104
29,780	Spark New Zealand Ltd. (Diversified Telecommunication Services)	102
		631
	Norway — 0.94%
33,939	DNB Bank ASA (Banks)	674
105,375	Equinor ASA (Oil, Gas & Consumable Fuels)	3,789
24,244	Mowi ASA (Food Products)	414
		4,877
	Portugal — 0.37%
384,375	EDP - Energias de Portugal SA (Electric Utilities)	1,915
	Singapore — 1.24%
232,772	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	476
175,970	CapitaLand Integrated Commercial Trust (Equity Real Estate Investment Trusts)	268
58,000	Capitaland Investment Ltd. (Real Estate Management & Development)	160
57,800	DBS Group Holdings Ltd. (Banks)	1,465
14,500	Oversea-Chinese Banking Corp. Ltd. (Banks)	132
15,479	Sea Ltd., ADR (Entertainment)(a)	805
58,700	Singapore Airlines Ltd. (Airlines)	242
18,700	Singapore Exchange Ltd. (Capital Markets)	125
466,500	Singapore Technologies Engineering Ltd. (Aerospace & Defense)	1,167
6,600	United Overseas Bank Ltd. (Banks)	151
457,800	Wilmar International Ltd. (Food Products)	1,426
		6,417
	South Africa — 0.01%
4,663	Thungela Resources Ltd. (Oil, Gas & Consumable Fuels)	77
	South Korea — 0.16%
18,906	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	827

Shares	Security Description	Value (000)
	Spain — 1.70%
4,131	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	$118
1,451	Aena SME SA (Transportation Infrastructure)(a)	182
10,177	Amadeus IT Group SA (IT Services)(a)	529
678,386	Banco Bilbao Vizcaya Argentaria SA (Banks)	4,091
28,433	Bankinter SA (Banks)	191
62,673	CaixaBank SA (Banks)	246
235,654	Iberdrola SA (Electric Utilities)	2,757
28,433	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (Insurance)	31
11,872	Naturgy Energy Group SA (Gas Utilities)	309
17,963	Repsol SA (Oil, Gas & Consumable Fuels)	286
23,525	Telefonica SA (Diversified Telecommunication Services)	85
		8,825
	Sweden — 1.76%
1,283	Alleima AB (Metals & Mining)(a)	5
35,074	Assa Abloy AB, B Shares (Building Products)	752
90,968	Atlas Copco AB, Class - A (Machinery)(a)	1,074
59,272	Atlas Copco AB, Class - B (Machinery)	631
98,854	Fastighets AB Balder, B Shares (Real Estate Management & Development)(a)	460
19,212	L E Lundbergforetagen AB, Class - B (Diversified Financial Services)	818
50,521	Nibe Industrier AB, Class - B (Building Products)	470
5,141	Sagax AB, Class - B (Real Estate Management & Development)	117
11,977	Securitas AB, Class - B (Commercial Services & Supplies)	100
51,934	Skandinaviska Enskilda Banken AB, Class - A (Banks)	597
33,136	Skanska AB, B Shares (Construction & Engineering)	524
32,522	Swedbank AB, A Shares (Banks)	553
23,507	Tele2 AB, B Shares (Wireless Telecommunication Services)	192
117,701	Volvo AB, B Shares (Machinery)	2,128
162,093	Volvo Car AB, Class - B (Automobiles)(a)	736
		9,157
	Switzerland — 9.08%
135,931	ABB Ltd., Registered Shares (Electrical Equipment)	4,126
6,796	Accelleron Industries AG (Electrical Equipment)(a)	141
8,475	Alcon, Inc. (Health Care Equipment & Supplies)	579
1,838	Baloise Holding AG, Registered Shares (Insurance)	284

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
44	Chocoladefabriken Lindt & Spruengli AG (Food Products)	$449
19,821	Cie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	2,571
13,970	Coca-Cola HBC AG (Beverages)	333
115,577	Credit Suisse Group AG, Registered Shares (Capital Markets)	346
761	EMS-Chemie Holding AG (Chemicals)	515
5,080	Kuehne & Nagel International AG, Registered Shares (Marine)	1,183
4,844	Logitech International SA, Registered Shares (Technology Hardware, Storage & Peripherals)	299
4,467	Lonza Group AG, Registered Shares (Life Sciences Tools & Services)	2,190
8,432	Medacta Group SA (Health Care Equipment & Supplies)	940
107,310	Nestle SA, Registered Shares (Food Products)	12,436
69,317	Novartis AG, Registered Shares (Pharmaceuticals)	6,268
441	Partners Group Holding AG (Capital Markets)	390
22,333	Roche Holding AG (Pharmaceuticals)	7,018
295	SGS SA, Registered Shares (Professional Services)	686
491	Sonova Holding AG, Registered Shares (Health Care Equipment & Supplies)	116
2,637	Swiss Prime Site AG, Registered Shares (Real Estate Management & Development)	229
1,212	Swisscom AG, Registered Shares (Diversified Telecommunication Services)	664
1,098	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	312
191,523	UBS Group AG (Capital Markets)	3,565
3,139	Zurich Financial Services AG (Insurance)	1,502
		47,142
	United Kingdom — 12.28%
38,163	3i Group PLC (Capital Markets)	619
5,633	Admiral Group PLC (Insurance)	145
46,639	Anglo American PLC (Metals & Mining)	1,824
17,119	Ashtead Group PLC (Trading Companies & Distributors)	977
53,176	AstraZeneca PLC (Pharmaceuticals)	7,210
31,506	Auto Trader Group PLC (Interactive Media & Services)	196
3,535	Aveva Group PLC (Software)	137
221,258	Aviva PLC (Insurance)	1,184
121,738	BAE Systems PLC (Aerospace & Defense)	1,260

Shares	Security Description	Value (000)
	United Kingdom (continued)
176,340	BP PLC (Oil, Gas & Consumable Fuels)	$1,012
75,073	British American Tobacco PLC (Tobacco)	2,978
20,972	British Land Co. PLC (Equity Real Estate Investment Trusts)	100
12,788	Bunzl PLC (Trading Companies & Distributors)	426
44,208	Burberry Group PLC (Textiles, Apparel & Luxury Goods)	1,085
10,781	Coca-Cola Europacific Partners PLC (Beverages)	596
68,973	Compass Group PLC (Hotels, Restaurants & Leisure)	1,599
4,651	Croda International PLC (Chemicals)	371
40,786	Diageo PLC (Beverages)	1,799
981	Ferguson PLC (Trading Companies & Distributors)	124
130,156	GSK PLC (Pharmaceuticals)	2,262
176,859	Haleon PLC (Personal Products)(a)	700
212,109	HSBC Holdings PLC (Banks)	1,322
98,505	Imperial Brands PLC (Tobacco)	2,466
278,038	Informa PLC (Media)	2,082
6,566	Intercontinental Hotels Group PLC (Hotels, Restaurants & Leisure)	376
480,645	J Sainsbury PLC (Food & Staples Retailing)	1,265
118,900	Kingfisher PLC (Specialty Retail)	339
26,793	Land Securities Group PLC (Equity Real Estate Investment Trusts)	201
152,198	Legal & General Group PLC (Insurance)	459
8,324	Linde PLC (Chemicals)	2,721
137,511	National Grid PLC (Multi-Utilities)	1,658
4,989	Next PLC (Multiline Retail)	350
147,046	Ocado Group PLC (Food & Staples Retailing)(a)	1,096
16,942	Pearson PLC (Media)	192
43,427	Persimmon PLC (Household Durables)	639
59,768	Prudential PLC (Insurance)	815
56,944	RELX PLC (Professional Services)	1,575
66,751	Rio Tinto PLC (Metals & Mining)	4,678
8,382	Severn Trent PLC (Water Utilities)	269
298,341	Shell PLC (Oil, Gas & Consumable Fuels)	8,388
12,142	Smiths Group PLC (Industrial Conglomerates)	235
44,660	SSE PLC (Electric Utilities)	924
9,471	St. James Place PLC (Capital Markets)	125
87,671	Stellantis N.V. (Automobiles)	1,245
33,934	The Sage Group PLC (Software)	306
18,373	The Weir Group PLC (Machinery)	371
55,598	Unilever PLC (Personal Products)	2,810
10,568	United Utilities Group PLC (Water Utilities)	127
4,958	Whitbread PLC (Hotels, Restaurants & Leisure)	154
		63,792
	Total Common Stocks	488,091

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Preferred Stocks — 0.48%
	Germany — 0.48%
2,330	Sartorius AG — Preferred (Health Care Equipment & Supplies)	$921
12,574	Volkswagen AG — Preferred (Automobiles)	1,567
	Total Preferred Stocks	2,488
	Investment Company — 3.43%
17,838,353	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.09%(c)	17,838
	Total Investment Company	17,838

Shares	Security Description	Value (000)
	Purchased Options on Futures — 0.02%
	Total Purchased Options on Futures	$101
	Total Investments (cost $341,627) — 97.92%	508,518
	Other assets in excess of liabilities — 2.08%	10,797
	Net Assets — 100.00%	$519,315

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Represents non-income producing security.

(b)	Security was valued using significant unobservable inputs as of December 31, 2022.

(c)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

As of December 31, 2022, 100% of the Portfolio’s net assets were managed by Parametric Portfolio Associates, LLC.

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2022.

Futures Contracts Purchased*

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
MSCI EAFE Index Future	237	3/17/23	$23,100	$(444)
			$23,100	$(444)

Futures Contracts Sold*

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	2	3/17/23	$386	$19
			$386	$19
	Total Unrealized Appreciation			$19
	Total Unrealized Depreciation			(444)
	Total Net Unrealized Appreciation/(Depreciation)			$(425)

*	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Options on Futures Contracts

Exchange-traded options on futures contacts written as of December 31, 2022 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	4	$758	$3,790.00	1/20/23	$(10)
E-Mini S&P 500 Future Option	Put	3	495	3,300.00	1/20/23	—
E-Mini S&P 500 Future Option	Put	4	764	3,820.00	1/20/23	(12)
E-Mini S&P 500 Future Option	Put	3	564	3,760.00	1/20/23	(6)
E-Mini S&P 500 Future Option	Put	4	670	3,350.00	1/20/23	—
E-Mini S&P 500 Future Option	Put	3	525	3,500.00	1/31/23	(2)
E-Mini S&P 500 Future Option	Put	4	768	3,840.00	1/31/23	(16)
E-Mini S&P 500 Future Option	Put	3	531	3,540.00	1/31/23	(2)
E-Mini S&P 500 Future Option	Put	9	1,606	3,570.00	1/31/23	(7)
E-Mini S&P 500 Future Option	Put	3	540	3,600.00	1/31/23	(3)
E-Mini S&P 500 Future Option	Put	6	1,083	3,610.00	1/31/23	(6)
E-Mini S&P 500 Future Option	Put	6	1,098	3,660.00	1/31/23	(9)
E-Mini S&P 500 Future Option	Put	4	734	3,670.00	1/31/23	(6)
E-Mini S&P 500 Future Option	Put	3	563	3,750.00	1/31/23	(8)
E-Mini S&P 500 Future Option	Put	4	748	3,740.00	1/31/23	(9)
E-Mini S&P 500 Future Option	Put	7	1,263	3,610.00	2/17/23	(15)
E-Mini S&P 500 Future Option	Put	3	545	3,630.00	2/17/23	(7)
E-Mini S&P 500 Future Option	Put	3	536	3,570.00	2/17/23	(5)
E-Mini S&P 500 Future Option	Put	3	530	3,530.00	2/17/23	(4)
E-Mini S&P 500 Future Option	Put	9	1,574	3,500.00	2/17/23	(11)
E-Mini S&P 500 Future Option	Put	3	521	3,470.00	2/17/23	(3)
E-Mini S&P 500 Future Option	Put	2	345	3,450.00	2/17/23	(2)
E-Mini S&P 500 Future Option	Put	4	684	3,420.00	2/17/23	(3)
E-Mini S&P 500 Future Option	Put	2	360	3,600.00	2/17/23	(4)
E-Mini S&P 500 Future Option	Put	4	750	3,750.00	2/17/23	(16)
E-Mini S&P 500 Future Option	Put	3	546	3,640.00	2/17/23	(7)
E-Mini S&P 500 Future Option	Put	3	521	3,470.00	2/28/23	(4)
E-Mini S&P 500 Future Option	Put	3	513	3,420.00	2/28/23	(3)
E-Mini S&P 500 Future Option	Put	11	1,924	3,500.00	2/28/23	(17)
E-Mini S&P 500 Future Option	Put	3	510	3,400.00	2/28/23	(3)
E-Mini S&P 500 Future Option	Put	2	356	3,560.00	2/28/23	(4)
E-Mini S&P 500 Future Option	Put	3	536	3,570.00	2/28/23	(6)
						$(210)

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2022 (Unaudited)

Exchanged-traded options on futures contacts purchased as of December 31, 2022 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	3	$540	$3,600.00	1/20/23	$2
E-Mini S&P 500 Future Option	Put	2	365	3,650.00	1/20/23	2
E-Mini S&P 500 Future Option	Put	3	555	3,700.00	1/20/23	4
E-Mini S&P 500 Future Option	Put	4	770	3,850.00	1/20/23	14
E-Mini S&P 500 Future Option	Put	2	395	3,950.00	1/20/23	13
E-Mini S&P 500 Future Option	Put	3	578	3,850.00	1/31/23	13
E-Mini S&P 500 Future Option	Put	2	390	3,900.00	1/31/23	11
E-Mini S&P 500 Future Option	Put	2	400	4,000.00	1/31/23	16
E-Mini S&P 500 Future Option	Put	2	380	3,800.00	2/17/23	10
E-Mini S&P 500 Future Option	Put	2	395	3,950.00	2/17/23	16
						$101

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 70.35%
	Australia — 5.70%
7,459	Ampol Ltd. (Oil, Gas & Consumable Fuels)	$144
81,375	ANZ Group Holdings Ltd. (Banks)(a)	1,311
46,501	APA Group (Gas Utilities)	340
16,291	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	338
6,764	ASX Ltd. (Capital Markets)	313
74,205	Aurizon Holdings Ltd. (Road & Rail)	188
137,874	BHP Group Ltd. (Metals & Mining)	4,282
12,808	BlueScope Steel Ltd. (Metals & Mining)	147
48,229	Brambles Ltd. (Commercial Services & Supplies)	396
1,894	Cochlear Ltd. (Health Care Equipment & Supplies)	263
46,093	Coles Group Ltd. (Food & Staples Retailing)	525
46,310	Commonwealth Bank of Australia (Banks)	3,234
14,788	Computershare Ltd. (IT Services)	264
13,308	CSL Ltd. (Biotechnology)	2,607
39,448	Dexus (Equity Real Estate Investment Trusts)	208
2,320	Domino’s Pizza Enterprises Ltd. (Hotels, Restaurants & Leisure)	105
61,089	Endeavour Group Ltd. (Food & Staples Retailing)	267
46,642	Evolution Mining Ltd. (Metals & Mining)	95
46,089	Fortescue Metals Group Ltd. (Metals & Mining)	643
46,062	Goodman Group (Equity Real Estate Investment Trusts)	544
5,682	IDP Education Ltd. (Diversified Consumer Services)	105
18,549	IGO Ltd. (Metals & Mining)	170
81,439	Insurance Australia Group Ltd. (Insurance)	263
18,750	LendLease Group (Real Estate Management & Development)(b)	100
9,993	Macquarie Group Ltd. (Capital Markets)	1,136
126,475	Medibank Private Ltd. (Insurance)	254
4,639	Mineral Resources Ltd. (Metals & Mining)	244
107,393	Mirvac Group (Equity Real Estate Investment Trusts)	156
86,195	National Australia Bank Ltd. (Banks)	1,764
31,012	Newcrest Mining Ltd. (Metals & Mining)	436
42,779	Northern Star Resources Ltd. (Metals & Mining)	317
12,233	Orica Ltd. (Chemicals)	125
46,887	Origin Energy Ltd. (Electric Utilities)	246
69,049	Pilbara Minerals Ltd. (Metals & Mining)(a)	176
25,152	Qantas Airways Ltd. (Airlines)(a)	103
40,369	QBE Insurance Group Ltd. (Insurance)	369
5,811	Ramsay Health Care Ltd. (Health Care Providers & Services)	255
1,438	REA Group Ltd. (Interactive Media & Services)	108

Shares	Security Description	Value (000)
	Australia (continued)
11,507	Reece Ltd. (Trading Companies & Distributors)	$111
2,434,088	Regal Asian Investments Ltd. (Financial Services)	3,595
10,529	Rio Tinto Ltd. (Metals & Mining)	835
86,757	Santos Ltd. (Oil, Gas & Consumable Fuels)(b)	422
141,264	Scentre Group (Equity Real Estate Investment Trusts)	277
9,172	SEEK Ltd. (Interactive Media & Services)	131
15,438	Sonic Healthcare Ltd. (Health Care Providers & Services)	315
125,970	South32 Ltd. (Metals & Mining)	343
64,971	Stockland (Equity Real Estate Investment Trusts)	161
34,364	Suncorp Group Ltd. (Insurance)	282
153,350	Telstra Corp. Ltd. (Diversified Telecommunication Services)	417
52,135	The GPT Group (Equity Real Estate Investment Trusts)	149
60,578	The Lottery Corp. Ltd. (Hotels, Restaurants & Leisure)(a)	185
86,581	Transurban Group (Transportation Infrastructure)	765
26,684	Treasury Wine Estates Ltd. (Beverages)	247
105,313	Vicinity Centres (Equity Real Estate Investment Trusts)(b)	143
8,128	Washington H Soul Pattinson & Co. Ltd. (Oil, Gas & Consumable Fuels)	153
31,583	Wesfarmers Ltd. (Multiline Retail)	987
95,289	Westpac Banking Corp. (Banks)	1,515
3,997	WiseTech Global Ltd. (Software)	138
20,770	Woodside Energy Group Ltd. (Oil, Gas & Consumable Fuels)	500
30,907	Woodside Energy Group Ltd. (Oil, Gas & Consumable Fuels)	746
37,084	Woolworths Group Ltd. (Food & Staples Retailing)	847
		35,805
	Austria — 0.12%
9,358	Erste Group Bank AG (Banks)(b)	300
4,008	OMV AG (Oil, Gas & Consumable Fuels)	206
1,853	Verbund AG (Electric Utilities)	156
3,270	Voestalpine AG (Metals & Mining)	87
		749
	Belgium — 0.57%
4,389	Ageas SA (Insurance)	195
23,640	Anheuser-Busch InBev N.V. (Beverages)	1,423
677	D’ieteren Group (Distributors)	130
1,201	Elia Group SA (Electric Utilities)(b)	171
2,707	Groupe Bruxelles Lambert SA (Diversified Financial Services)	216
6,808	KBC Group N.V. (Banks)	437

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Belgium (continued)
5,603	Proximus SADP (Diversified Telecommunication Services)	$54
508	Sofina SA (Diversified Financial Services)	112
2,017	Solvay SA, Class - A (Chemicals)	204
4,123	UCB SA (Pharmaceuticals)	325
5,700	Umicore SA (Chemicals)(b)	209
4,396	Warehouses De Pauw CVA (Equity Real Estate Investment Trusts)	126
		3,602
	Canada — 0.84%
2,429	Agnico Eagle Mines Ltd. (Metals & Mining)	126
2,124	Algonquin Power & Utilities Corp. (Multi-Utilities)	14
737	Alimentation Couche-Tard, Inc. (Food & Staples Retailing)	32
7,773	Barrick Gold Corp. (Metals & Mining)	133
1,099	BCE, Inc. (Diversified Telecommunication Services)	48
2,827	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts)	89
3,347	Canadian National Railway Co. (Road & Rail)	398
6,009	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	334
4,965	Canadian Pacific Railway Ltd. (Road & Rail)	370
1,429	Canadian Utilities Ltd., Class - A (Multi-Utilities)	39
618	CCL Industries, Inc. (Containers & Packaging)	26
17,438	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	338
726	CGI, Inc. (IT Services)(a)	63
53	Constellation Software, Inc. (Software)	83
1,698	Dollarama, Inc. (Multiline Retail)	99
1,695	Emera, Inc. (Electric Utilities)	65
4,441	Empire Co. Ltd. (Food & Staples Retailing)	117
87	Fairfax Financial Holdings Ltd. (Insurance)	52
154	FirstService Corp. (Real Estate Management & Development)	19
1,470	Fortis, Inc. (Electric Utilities)	59
927	Franco-Nevada Corp. (Metals & Mining)	126
779	George Weston Ltd. (Food & Staples Retailing)	97
3,054	GFL Environmental, Inc. (Commercial Services & Supplies)	89
4,192	Hydro One Ltd. (Electric Utilities)	112
508	Intact Financial Corp. (Insurance)	73
23,998	Kinross Gold Corp. (Metals & Mining)	98
1,356	Loblaw Companies Ltd. (Food & Staples Retailing)	120
2,345	Metro, Inc. (Food & Staples Retailing)	130

Shares	Security Description	Value (000)
	Canada (continued)
792	Northland Power, Inc. (Independent Power and Renewable Electricity Producers)	$22
4,692	Nutrien Ltd. (Chemicals)	343
462	Open Text Corp. (Software)	14
2,725	Pan American Silver Corp. (Metals & Mining)	44
4,187	Quebecor, Inc., Class - B (Media)	93
1,349	Ritchie Bros. Auctioneers, Inc. (Commercial Services & Supplies)	78
1,217	Rogers Communications, Inc., Class - B (Wireless Telecommunication Services)	57
2,737	Saputo, Inc. (Food Products)	68
1,603	Shaw Communications, Inc., Class - B (Media)	46
10,114	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	321
10,842	Teck Resources Ltd., Class - B (Metals & Mining)	409
2,556	TELUS Corp. (Diversified Telecommunication Services)	49
867	Thomson Reuters Corp. (Professional Services)	99
1,019	TMX Group Ltd. (Capital Markets)	102
866	Toromont Industries Ltd. (Trading Companies & Distributors)	63
3,166	Wheaton Precious Metals Corp. (Metals & Mining)	124
212	WSP Global, Inc. (Construction & Engineering)	25
		5,306
	China — 0.07%
1,782	Futu Holdings Ltd., ADR (Capital Markets)(a)	72
5,300	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	271
37,000	SITC International Holdings Co. Ltd. (Marine)	82
		425
	Denmark — 2.08%
98	A.P. Moller - Maersk A/S, Class - A (Marine)	217
137	A.P. Moller - Maersk A/S, Class - B (Marine)	308
3,478	Carlsberg A/S, Class - B (Beverages)	462
4,288	Christian Hansen Holding A/S (Chemicals)(b)	309
3,779	Coloplast A/S, Class - B (Health Care Equipment & Supplies)	442
27,508	Danske Bank A/S (Banks)	544
2,508	Demant A/S (Health Care Equipment & Supplies)(a)	70
5,095	DSV A/S (Road & Rail)	804
1,791	Genmab A/S (Biotechnology)(a)(b)	758
48,361	Novo Nordisk A/S, Class - B (Pharmaceuticals)	6,530
6,409	Novozymes A/S, B Shares (Chemicals)	325
5,149	Orsted A/S (Electric Utilities)(b)	468
2,469	Pandora A/S (Textiles, Apparel & Luxury Goods)	174
242	ROCKWOOL A/S, Class - B (Building Products)	57

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Denmark (continued)
15,300	Tryg A/S (Insurance)(b)	$364
42,344	Vestas Wind Systems A/S (Electrical Equipment)	1,232
		13,064
	Finland — 0.89%
5,043	Elisa Oyj (Diversified Telecommunication Services)	267
12,088	Fortum Oyj (Electric Utilities)	201
9,441	Kesko Oyj, Class - B (Food & Staples Retailing)	208
9,849	Kone Oyj, Class - B (Machinery)	509
11,514	Neste Oyj (Oil, Gas & Consumable Fuels)	530
147,281	Nokia Oyj (Communications Equipment)	682
130,698	Nordea Bank Abp (Banks)	1,401
4,435	Orion Oyj, Class - B (Pharmaceuticals)	243
13,057	Sampo Oyj, Class - A (Insurance)	683
15,000	Stora Enso Oyj, Registered Shares (Paper & Forest Products)	211
14,991	UPM-Kymmene Oyj (Paper & Forest Products)	560
12,884	Wartsila Oyj Abp (Machinery)	108
		5,603
	France — 7.71%
4,653	Accor SA (Hotels, Restaurants & Leisure)(a)(b)	116
808	Aeroports de Paris (Transportation Infrastructure)(a)	108
14,847	Air Liquide SA (Chemicals)	2,104
9,695	Alstom SA (Machinery)	237
1,665	Amundi SA (Capital Markets)	94
1,617	Arkema SA (Chemicals)	145
50,871	AXA SA (Insurance)	1,419
2,744	BioMerieux (Health Care Equipment & Supplies)	287
30,235	BNP Paribas SA (Banks)	1,723
31,629	Bollore SA (Entertainment)	177
6,247	Bouygues SA (Construction & Engineering)	187
10,490	Bureau Veritas SA (Professional Services)(b)	277
4,457	Capgemini SE (IT Services)	744
24,309	Carrefour SA (Food & Staples Retailing)(b)	406
18,464	Cie Generale des Etablissements Michelin SCA (Auto Components)	514
13,447	Compagnie de Saint-Gobain (Building Products)	657
1,289	Covivio (Equity Real Estate Investment Trusts)	76
32,942	Credit Agricole SA (Banks)	347
17,473	Danone SA (Food Products)	921
1,066	Dassault Aviation SA (Aerospace & Defense)(b)	180
20,471	Dassault Systemes SE (Software)	734
14,874	Edenred (IT Services)	810
2,267	Eiffage SA (Construction & Engineering)(b)	223
15,867	Electricite de France SA (Electric Utilities)	204

Shares	Security Description	Value (000)
	France (continued)
51,727	Engie SA (Multi-Utilities)	$741
10,230	EssilorLuxottica SA (Health Care Equipment & Supplies)	1,852
1,228	Eurazeo SE (Diversified Financial Services)	76
1,386	Gecina SA (Equity Real Estate Investment Trusts)(b)	141
13,125	Getlink SE (Transportation Infrastructure)	210
904	Hermes International (Textiles, Apparel & Luxury Goods)	1,398
1,975	Ipsen SA (Pharmaceuticals)	212
2,038	Kering SA (Textiles, Apparel & Luxury Goods)	1,037
5,856	Klepierre SA (Equity Real Estate Investment Trusts)	135
5,853	LA Francaise des Jeux SAEM (Hotels, Restaurants & Leisure)	235
7,823	Legrand SA (Electrical Equipment)	627
7,836	L’Oreal SA (Personal Products)	2,798
8,048	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	5,858
69,196	Orange SA (Diversified Telecommunication Services)(b)	687
8,137	Pernod Ricard SA (Beverages)	1,600
6,218	Publicis Groupe SA (Media)	395
1,423	Remy Cointreau SA (Beverages)	240
5,232	Renault SA (Automobiles)(a)	175
9,302	Safran SA (Aerospace & Defense)	1,164
37,151	Sanofi (Pharmaceuticals)	3,573
1,090	Sartorius Stedim Biotech (Life Sciences Tools & Services)	353
17,327	Schneider Electric SE (Electrical Equipment)(b)	2,424
2,543	SEB SA (Household Durables)	213
21,974	Societe Generale SA (Banks)	552
2,408	Sodexo SA (Hotels, Restaurants & Leisure)	231
2,023	Teleperformance (Professional Services)	483
3,562	Thales SA (Aerospace & Defense)	455
73,966	TotalEnergies SE (Oil, Gas & Consumable Fuels)	4,644
2,562	UbiSoft Entertainment SA (Entertainment)(a)	72
3,210	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts)(a)	167
5,612	Valeo (Auto Components)	100
18,114	Veolia Environnement SA (Multi-Utilities)	465
18,431	Vinci SA (Construction & Engineering)	1,840
32,586	Vivendi SE (Entertainment)	311
725	Wendel SE (Diversified Financial Services)	68
6,510	Worldline SA (IT Services)(a)	255
		48,477
	Germany — 5.16%
4,705	adidas AG (Textiles, Apparel & Luxury Goods)	642
11,117	Allianz SE (Insurance)	2,390

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
27,191	Aroundtown SA (Real Estate Management & Development)(b)	$64
24,998	BASF SE (Chemicals)	1,241
27,032	Bayer AG, Registered Shares (Pharmaceuticals)	1,398
9,011	Bayerische Motoren Werke AG (Automobiles)	804
2,768	Bechtle AG (IT Services)	98
3,895	Beiersdorf AG (Personal Products)	447
4,205	Brenntag AG (Trading Companies & Distributors)	269
1,095	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	138
28,972	Commerzbank AG (Banks)(a)	274
2,994	Continental AG (Auto Components)	179
5,258	Covestro AG (Chemicals)	206
12,319	Daimler Truck Holding AG (Machinery)(a)	382
4,627	Delivery Hero SE (Internet & Direct Marketing Retail)(a)	222
56,250	Deutsche Bank AG, Registered Shares (Capital Markets)	637
5,590	Deutsche Boerse AG (Capital Markets)	965
16,268	Deutsche Lufthansa AG, Registered Shares (Airlines)(a)(b)	135
26,978	Deutsche Post AG, Registered Shares (Air Freight & Logistics)	1,016
110,243	Deutsche Telekom AG (Diversified Telecommunication Services)(b)	2,199
3,099	Dr. Ing. h.c. F. Porsche AG (Automobiles)(a)	314
70,315	E.ON SE (Multi-Utilities)	702
5,707	Evonik Industries AG (Chemicals)	110
9,211	Fresenius Medical Care AG & Co. KGAA (Health Care Providers & Services)	301
12,696	Fresenius SE & Co. KGaA (Health Care Providers & Services)	357
4,122	GEA Group AG (Machinery)	169
1,641	Hannover Rueck SE (Insurance)	326
3,941	HeidelbergCement AG (Construction Materials)	225
6,427	HelloFresh SE (Food & Staples Retailing)(a)	141
4,212	Henkel AG & Co. KGAA (Household Products)	271
46,731	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)(b)	1,422
3,312	Knorr-Bremse AG (Machinery)	181
3,505	LEG Immobilien AG (Real Estate Management & Development)	228
21,838	Mercedes-Benz Group AG (Automobiles)(b)	1,435
3,873	Merck KGaA (Pharmaceuticals)	750
1,454	MTU Aero Engines AG (Aerospace & Defense)	315

Shares	Security Description	Value (000)
	Germany (continued)
3,813	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares (Insurance)	$1,241
1,572	Nemetschek SE (Software)	80
2,873	Puma SE (Textiles, Apparel & Luxury Goods)(b)	174
180	Rational AG (Machinery)	107
1,446	Rheinmetall AG (Industrial Conglomerates)	288
18,442	RWE AG (Multi-Utilities)	821
31,796	SAP SE (Software)	3,281
3,938	Scout24 AG (Interactive Media & Services)	198
20,821	Siemens AG, Registered Shares (Industrial Conglomerates)	2,890
14,178	Siemens Energy AG (Electrical Equipment)	266
9,441	Siemens Healthineers AG (Health Care Equipment & Supplies)	472
4,687	Symrise AG (Chemicals)(b)	510
74,407	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	183
4,763	United Internet AG (Diversified Telecommunication Services)(b)	97
803	Volkswagen AG (Automobiles)	127
21,918	Vonovia SE (Real Estate Management & Development)	516
6,095	Zalando SE (Internet & Direct Marketing Retail)(a)	216
		32,420
	Hong Kong — 1.96%
363,518	AIA Group Ltd. (Insurance)	4,042
105,195	BOC Hong Kong Holdings Ltd. (Banks)	358
46,900	Budweiser Brewing Co. APAC Ltd. (Beverages)	148
588,000	China Common Rich Renewable Energy Investment Ltd. (Independent Power and Renewable Electricity Producers)(a)(c)	—
54,200	CK Asset Holdings Ltd. (Real Estate Management & Development)	334
72,910	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	438
24,500	CK Infrastructure Holdings Ltd. (Electric Utilities)	129
53,219	CLP Holdings Ltd. (Electric Utilities)	388
64,800	ESR Cayman Ltd. (Real Estate Management & Development)	136
59,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	390
54,720	Hang Lung Properties Ltd. (Real Estate Management & Development)	107
22,439	Hang Seng Bank Ltd. (Banks)	374
39,845	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	139

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
162,877	HK Electric Investments & HK Electric Investments Ltd. (Electric Utilities)	$108
151,550	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)(b)	186
358,247	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	340
32,800	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	1,417
39,340	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	181
51,000	MTR Corp. Ltd. (Road & Rail)	271
41,310	New World Development Co. Ltd. (Real Estate Management & Development)	116
48,868	Power Assets Holdings Ltd. (Electric Utilities)	267
66,260	Sands China Ltd. (Hotels, Restaurants & Leisure)(a)	220
94,212	Sino Land Co. Ltd. (Real Estate Management & Development)	118
39,360	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	539
13,430	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	118
41,000	Swire Properties Ltd. (Real Estate Management & Development)	104
37,500	Techtronic Industries Co. Ltd. (Machinery)	418
61,636	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	453
226,856	WH Group Ltd. (Food Products)	132
45,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	262
49,000	Xinyi Glass Holdings Ltd. (Building Products)	91
		12,324
	Ireland (Republic of) — 0.84%
3,993	AerCap Holdings N.V. (Trading Companies & Distributors)(a)	233
29,105	AIB Group PLC (Banks)	113
29,131	Bank of Ireland Group PLC (Banks)	277
30,006	CRH PLC (Construction Materials)(b)	1,189
3,362	DCC PLC (Industrial Conglomerates)(b)	165
36,918	Experian PLC (Professional Services)	1,254
4,546	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)(a)	622
12,129	James Hardie Industries PLC (Construction Materials)	218
4,334	Kerry Group PLC, Class - A (Food Products)(b)	391
4,203	Kingspan Group PLC (Building Products)	228
4,864	Ryanair Holdings PLC, ADR (Airlines)(a)	364

Shares	Security Description	Value (000)
	Ireland (Republic of (continued)
6,728	Smurfit Kappa Group PLC (Containers & Packaging)(b)	$249
		5,303
	Isle of Man — 0.04%
16,025	Entain PLC (Hotels, Restaurants & Leisure)	256
	Israel — 0.51%
1,588	Azrieli Group Ltd. (Real Estate Management & Development)	106
40,149	Bank Hapoalim BM (Banks)	363
46,522	Bank Leumi Le (Banks)	388
85,937	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	148
3,106	Check Point Software Technologies Ltd. (Software)(a)	391
1,184	CyberArk Software Ltd. (Software)(a)	154
1,018	Elbit Systems Ltd. (Aerospace & Defense)	166
25,442	ICL Group Ltd. (Chemicals)	185
1	Isracard Ltd. (Consumer Finance)	—
37,098	Israel Discount Bank Ltd., Class - A (Banks)	195
4,621	Mizrahi Tefahot Bank Ltd. (Banks)	150
1,896	Nice Ltd. (Software)(a)	367
33,188	Teva Pharmaceutical Industries Ltd., ADR (Pharmaceuticals)(a)	303
3,287	Tower Semiconductor Ltd. (Semiconductors & Semiconductor Equipment)(a)	144
1,701	Wix.com Ltd. (IT Services)(a)	131
2,506	ZIM Integrated Shipping Services Ltd. (Marine)^	43
		3,234
	Italy — 1.54%
4,525	Amplifon SpA (Health Care Providers & Services)	135
31,634	Assicurazioni Generali SpA (Insurance)	563
19,996	Davide Campari-Milano N.V. (Beverages)	203
1,334	DiaSorin SpA (Health Care Equipment & Supplies)	187
221,361	Enel SpA (Electric Utilities)(b)	1,191
68,042	Eni SpA (Oil, Gas & Consumable Fuels)	967
5,397	Ferrari N.V. (Automobiles)	1,156
41,284	FinecoBank Banca Fineco SpA (Banks)	686
17,404	Infrastrutture Wireless Italiane SpA (Diversified Telecommunication Services)(b)	175
619,684	Intesa Sanpaolo SpA (Banks)(b)	1,377
16,474	Mediobanca Banca di Credito Finanziario SpA (Banks)	158
12,724	Moncler SpA (Textiles, Apparel & Luxury Goods)	674
16,064	Nexi SpA (IT Services)(a)	127

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Italy (continued)
14,219	Poste Italiane SpA (Insurance)	$139
7,417	Prusmian SpA (Electrical Equipment)	275
4,458	Recordati SpA (Pharmaceuticals)	185
63,247	Snam SpA (Gas Utilities)	307
280,720	Telecom Italia SpA (Diversified Telecommunication Services)(a)	65
48,270	Terna - Rete Elettrica Nazionale SpA (Electric Utilities)	357
52,286	Unicredit SpA (Banks)	743
		9,670
	Japan — 14.50%
5,200	Advantest Corp. (Semiconductors & Semiconductor Equipment)(b)	336
19,900	Aeon Co. Ltd. (Food & Staples Retailing)	423
5,265	AGC, Inc. (Building Products)^	176
4,000	Aisin Corp. (Auto Components)	108
14,600	Ajinomoto Co., Inc. (Food Products)	449
5,100	ANA Holdings, Inc. (Airlines)(a)(b)	109
12,400	Asahi Group Holdings Ltd. (Beverages)^(b)	389
7,500	Asahi Intecc Co. Ltd. (Health Care Equipment & Supplies)	123
34,110	Asahi Kasei Corp. (Chemicals)	245
51,890	Astellas Pharma, Inc. (Pharmaceuticals)	793
3,100	Azbil Corp. (Electronic Equipment, Instruments & Components)	79
5,400	Bandai Namco Holdings, Inc. (Leisure Products)	342
15,560	Bridgestone Corp. (Auto Components)	556
6,400	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	98
28,047	Canon, Inc. (Technology Hardware, Storage & Peripherals) ^	610
6,700	Capcom Co. Ltd. (Entertainment)	215
4,100	Central Japan Railway Co. (Road & Rail)	507
26,000	Chubu Electric Power Co., Inc. (Electric Utilities)	270
20,400	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	524
29,600	Concordia Financial Group Ltd. (Banks)	124
15,300	CyberAgent, Inc. (Media)	136
6,039	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	122
2,800	Daifuku Co. Ltd. (Machinery)	132
26,700	Dai-ichi Life Holdings, Inc. (Insurance)	609
47,700	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	1,545
6,800	Daikin Industries Ltd. (Building Products)	1,047
1,947	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	201

Shares	Security Description	Value (000)
	Japan (continued)
16,330	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	$378
96	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts)	214
39,900	Daiwa Securities Group, Inc. (Capital Markets)	177
11,800	Denso Corp. (Auto Components)	588
5,870	Dentsu Group, Inc. (Media)	185
800	Disco Corp. (Semiconductors & Semiconductor Equipment)	230
8,900	East Japan Railway Co. (Road & Rail)	510
7,500	Eisai Co. Ltd. (Pharmaceuticals)	498
98,778	ENEOS Holdings, Inc. (Oil, Gas & Consumable Fuels)	337
5,200	FANUC Corp. (Machinery)	786
1,600	Fast Retailing Co. Ltd. (Specialty Retail)	982
3,500	Fuji Electric Co. Ltd. (Electrical Equipment)	134
10,510	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	530
5,350	Fujitsu Ltd. (IT Services)(b)	718
185	GLP J-REIT (Equity Real Estate Investment Trusts)(b)	214
1,100	GMO Payment Gateway, Inc. (IT Services)	92
6,400	Hakuhodo DY Holdings, Inc. (Media)	65
3,800	Hamamatsu Photonics K.K. (Electronic Equipment, Instruments & Components)	183
7,000	Hankyu Hanshin Holdings, Inc. (Road & Rail)	209
500	Hikari Tsushin, Inc. (Specialty Retail)	71
780	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	99
2,900	Hitachi Construction Machinery Co. Ltd. (Machinery)	65
26,380	Hitachi Ltd. (Industrial Conglomerates)	1,345
44,354	Honda Motor Co. Ltd. (Automobiles)	1,025
3,000	Hoshizaki Corp. (Machinery)	106
9,800	HOYA Corp. (Health Care Equipment & Supplies)	949
10,400	Hulic Co. Ltd. (Real Estate Management & Development)(b)	82
3,100	Ibiden Co. Ltd. (Electronic Equipment, Instruments & Components)	113
8,359	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels) (b)	195
3,900	Iida Group Holdings Co. Ltd. (Household Durables)	59
28,300	Inpex Corp. (Oil, Gas & Consumable Fuels)	301
15,870	Isuzu Motors Ltd. (Automobiles)	187
2,900	ITO EN Ltd. (Beverages)	106
32,358	ITOCHU Corp. (Trading Companies & Distributors)	1,022

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
4,900	Itochu Techno-Solutions Corp. (IT Services)	$115
3,900	Japan Airlines Co. Ltd. (Airlines)(a)(b)	80
16,300	Japan Exchange Group, Inc. (Capital Markets)	236
20,500	Japan Post Bank Co. Ltd. (Banks)	176
70,860	Japan Post Holdings Co. Ltd. (Insurance)(b)	599
6,600	Japan Post Insurance Co. Ltd. (Insurance)(b)	117
51	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	225
190	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	152
36,027	Japan Tobacco, Inc. (Tobacco)	731
13,400	JFE Holdings, Inc. (Metals & Mining)	157
4,833	JSR Corp. (Chemicals)	95
11,500	Kajima Corp. (Construction & Engineering)	135
3,600	Kakaku.com, Inc. (Interactive Media & Services)	58
14,500	Kao Corp. (Personal Products)	581
46,300	KDDI Corp. (Wireless Telecommunication Services)	1,405
3,600	Keio Corp. (Road & Rail)	133
3,500	Keisei Electric Railway Co. Ltd. (Road & Rail)	100
5,300	Keyence Corp. (Electronic Equipment, Instruments & Components)	2,077
4,000	Kikkoman Corp. (Food Products)	212
5,900	Kintetsu Group Holdings Co. Ltd. (Road & Rail)	196
25,610	Kirin Holdings Co. Ltd. (Beverages)	392
2,600	Kobayashi Pharmaceutical Co. Ltd. (Personal Products)	179
6,700	Kobe Bussan Co. Ltd. (Food & Staples Retailing)	193
6,420	Koei Tecmo Holdings Co. Ltd. (Entertainment)	117
5,800	Koito Manufacturing Co. Ltd. (Auto Components)	88
25,190	Komatsu Ltd. (Machinery)	552
2,500	Konami Group Corp. (Entertainment)	114
900	Kose Corp. (Personal Products)	99
27,800	Kubota Corp. (Machinery)	385
2,800	Kurita Water Industries Ltd. (Machinery)	117
8,720	Kyocera Corp. (Electronic Equipment, Instruments & Components)	435
8,800	Kyowa Kirin Co. Ltd. (Pharmaceuticals)	203
2,100	Lasertec Corp. (Semiconductors & Semiconductor Equipment)	348
7,845	Lixil Corp. (Building Products)	120
12,000	M3, Inc. (Health Care Technology)	327
6,100	Makita Corp. (Machinery)	143
42,071	Marubeni Corp. (Trading Companies & Distributors)	486
15,450	Mazda Motor Corp. (Automobiles)	118

Shares	Security Description	Value (000)
	Japan (continued)
4,600	McDonald’s Holdings Co. Ltd. (Hotels, Restaurants & Leisure)	$175
4,700	MEIJI Holdings Co. Ltd. (Food Products)	241
9,900	MINEBEA MITSUMI, Inc. (Machinery)	149
7,700	MISUMI Group, Inc. (Machinery)	169
34,810	Mitsubishi Chemical Group Corp. (Chemicals)	182
35,140	Mitsubishi Corp. (Trading Companies & Distributors)	1,147
52,590	Mitsubishi Electric Corp. (Electrical Equipment)	526
32,200	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	420
18,000	Mitsubishi HC Capital, Inc. (Diversified Financial Services)	89
8,697	Mitsubishi Heavy Industries Ltd. (Machinery)	347
325,382	Mitsubishi UFJ Financial Group, Inc. (Banks)	2,205
38,966	Mitsui & Co. Ltd. (Trading Companies & Distributors)	1,144
5,050	Mitsui Chemicals, Inc. (Chemicals)	114
24,700	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	455
9,400	Mitsui O.S.K. Lines Ltd. (Marine)	236
68,052	Mizuho Financial Group, Inc. (Banks)	963
9,900	MonotaRO Co. Ltd. (Trading Companies & Distributors)	140
13,600	MS&AD Insurance Group Holdings, Inc. (Insurance)	438
15,600	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	783
7,130	NEC Corp. (Technology Hardware, Storage & Peripherals)	252
16,100	Nexon Co. Ltd. (Entertainment)	363
6,500	NGK Insulators Ltd. (Machinery)	83
12,200	Nidec Corp. (Electrical Equipment)	636
8,200	Nihon M&A Center Holdings, Inc. (Professional Services)	102
31,700	Nintendo Co. Ltd. (Entertainment)	1,337
58	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	260
2,100	NIPPON EXPRESS HOLDINGS, INC. (Road & Rail)	121
22,600	Nippon Paint Holdings Co. Ltd. (Chemicals)(b)	179
92	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)(b)	216
4,700	Nippon Sanso Holdings Corp. (Chemicals)	69
2,300	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	131
22,000	Nippon Steel Corp. (Metals & Mining)(b)	384
35,240	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	1,010

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
13,200	Nippon Yusen KK (Marine)^	$313
3,500	Nissan Chemical Corp. (Chemicals)	154
63,200	Nissan Motor Co. Ltd. (Automobiles)	201
9,800	Nisshin Seifun Group, Inc. (Food Products)	123
2,800	Nissin Foods Holdings Co. Ltd. (Food Products)(b)	222
2,800	Nitori Holdings Co. Ltd. (Specialty Retail)	364
3,860	Nitto Denko Corp. (Chemicals)	225
79,200	Nomura Holdings, Inc. (Capital Markets)	295
3,300	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	71
157	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	195
12,620	Nomura Research Institute Ltd. (IT Services)	300
17,200	NTT Data Corp. (IT Services)	253
17,700	Obayashi Corp. (Construction & Engineering)	135
2,300	Obic Co. Ltd. (IT Services)	340
10,400	Odakyu Electric Railway Co. Ltd. (Road & Rail)	135
30,800	Oji Paper Co. Ltd. (Paper & Forest Products)	124
33,200	Olympus Corp. (Health Care Equipment & Supplies)	595
5,100	OMRON Corp. (Electronic Equipment, Instruments & Components)	249
12,000	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	282
2,100	Open House Group Co. Ltd. (Household Durables)(b)	77
1,800	Oracle Corp. (Software)	117
5,700	Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	832
32,500	ORIX Corp. (Diversified Financial Services)	525
15,145	Osaka Gas Co. Ltd. (Gas Utilities)	246
4,800	OTSUKA Corp. (IT Services)	152
10,600	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	348
13,900	Pan Pacific International Holdings Corp. (Multiline Retail)	259
60,100	Panasonic Holdings Corp. (Household Durables)	509
4,800	Persol Holdings Co. Ltd. (Professional Services)(b)	103
23,800	Rakuten Group, Inc. (Internet & Direct Marketing Retail)	108
39,200	Recruit Holdings Co. Ltd. (Professional Services)	1,248
31,900	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)(a)(b)	288
63,385	Resona Holdings, Inc. (Banks)	349
15,600	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	120

Shares	Security Description	Value (000)
	Japan (continued)
2,370	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	$172
6,700	SBI Holdings, Inc. (Capital Markets)	129
6,100	SCSK Corp. (IT Services)	93
6,700	Secom Co. Ltd. (Commercial Services & Supplies)	385
7,569	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	111
10,100	Sekisui Chemical Co. Ltd. (Household Durables)	142
17,925	Sekisui House Ltd. (Household Durables)	318
21,730	Seven & i Holdings Co. Ltd. (Food & Staples Retailing)	938
12,100	SG Holdings Co. Ltd. (Air Freight & Logistics)	169
6,200	Sharp Corp. (Household Durables)^(b)	45
6,400	Shimadzu Corp. (Electronic Equipment, Instruments & Components)	183
2,200	Shimano, Inc. (Leisure Products)	351
17,500	Shimizu Corp. (Construction & Engineering)	93
10,185	Shin-Etsu Chemical Co. Ltd. (Chemicals)	1,259
8,100	Shionogi & Co. Ltd. (Pharmaceuticals)	406
10,900	Shiseido Co. Ltd. (Personal Products)	538
20,000	Shizuoka Financial Group, Inc. (Banks)	161
1,600	SMC Corp. (Machinery)	678
85,654	Softbank Corp. (Wireless Telecommunication Services)	971
32,800	SoftBank Group Corp. (Wireless Telecommunication Services)	1,411
9,060	Sompo Holdings, Inc. (Insurance)	404
38,800	Sony Group Corp. (Household Durables)	2,968
3,700	Square Enix Holdings Co. Ltd. (Entertainment)	172
16,754	Subaru Corp. (Automobiles)	259
9,500	SUMCO Corp. (Semiconductors & Semiconductor Equipment)(b)	127
40,560	Sumitomo Chemical Co. Ltd. (Chemicals)	147
30,640	Sumitomo Corp. (Trading Companies & Distributors)	513
19,420	Sumitomo Electric Industries Ltd. (Auto Components)	223
6,700	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	238
36,103	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,457
9,900	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	346
8,400	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	200
5,700	Suntory Beverage & Food Ltd. (Beverages)	195
10,000	Suzuki Motor Corp. (Automobiles)	325
4,600	Sysmex Corp. (Health Care Equipment & Supplies)	280

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
14,400	T&D Holdings, Inc. (Insurance)	$209
5,550	Taisei Corp. (Construction & Engineering)	179
42,745	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,339
10,600	TDK Corp. (Electronic Equipment, Instruments & Components)	350
17,600	Terumo Corp. (Health Care Equipment & Supplies)	502
14,400	The Chiba Bank Ltd. (Banks)	106
27,710	The Kansai Electric Power Co., Inc. (Electric Utilities)	270
6,800	TIS, Inc. (IT Services)	180
7,000	Tobu Railway Co. Ltd. (Road & Rail)	165
4,100	Toho Co. Ltd. (Entertainment)	159
51,120	Tokio Marine Holdings, Inc. (Insurance)	1,102
49,400	Tokyo Electric Power Co. Holdings, Inc. (Electric Utilities)(a)	179
4,060	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	1,203
14,800	Tokyo Gas Co. Ltd. (Gas Utilities)	292
15,800	Tokyu Corp. (Road & Rail)	200
7,100	TOPPAN, Inc. (Commercial Services & Supplies)	106
37,700	Toray Industries, Inc. (Chemicals)	212
11,900	Toshiba Corp. (Industrial Conglomerates)	418
7,100	Tosoh Corp. (Chemicals)	85
3,900	TOTO Ltd. (Building Products)	134
4,000	Toyota Industries Corp. (Auto Components)	221
314,700	Toyota Motor Corp. (Automobiles)	4,348
5,800	Toyota Tsusho Corp. (Trading Companies & Distributors)	216
4,400	Trend Micro, Inc. (Software)	205
12,900	Unicharm Corp. (Household Products)	498
7,800	USS Co. Ltd. (Specialty Retail)	124
6,100	Welcia Holdings Co. Ltd. (Food & Staples Retailing)	143
6,600	West Japan Railway Co. (Road & Rail)(b)	288
4,900	Yakult Honsha Co. Ltd. (Food Products)	319
3,800	Yamaha Corp. (Leisure Products)	142
8,100	Yamaha Motor Co. Ltd. (Automobiles)	186
10,600	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	169
6,500	Yaskawa Electric Corp. (Machinery)	209
6,200	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	99
72,700	Z Holdings Corp. (Interactive Media & Services)	184

Shares	Security Description	Value (000)
	Japan (continued)
4,700	ZOZO, Inc. (Internet & Direct Marketing Retail)(b)	$116
		91,206
	Jersey — 0.33%
265,893	Glencore PLC (Metals & Mining)(b)	1,775
29,722	WPP PLC (Media)	295
		2,070
	Korea, Republic Of — 0.06%
324	Samsung Electronics Co. Ltd., GDR (Technology Hardware, Storage & Peripherals)	358
	Luxembourg — 0.22%
28,200	ArcelorMittal SA (Metals & Mining)	742
5,807	Eurofins Scientific SE (Life Sciences Tools & Services)	417
12,852	Tenaris SA (Energy Equipment & Services)	224
		1,383
	Netherlands — 3.78%
10,992	ABN AMRO Bank N.V. (Banks)	152
822	Adyen N.V. (IT Services)(a)(b)	1,134
48,630	AEGON N.V. (Insurance)	247
16,088	Airbus SE (Aerospace & Defense)	1,911
5,585	Akzo Nobel N.V. (Chemicals)	374
1,584	Argenx SE (Biotechnology)(a)	591
1,275	ASM International N.V. (Semiconductors & Semiconductor Equipment)	322
11,687	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)(b)	6,300
27,851	CNH Industrial N.V. (Machinery)	446
4,122	Euronext N.V. (Capital Markets)	305
2,952	EXOR NV (Diversified Financial Services)(a)	216
3,931	Heineken Holding N.V. (Beverages)	304
12,351	Heineken N.V. (Beverages)	1,162
1,551	IMCD NV (Trading Companies & Distributors)(b)	221
102,531	ING Groep N.V. (Banks)	1,250
7,925	JDE Peet’s N.V. (Food Products)	229
4,973	Just Eat Takeaway.com N.V. (Internet & Direct Marketing Retail)(a)	105
33,349	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	958
8,079	Koninklijke DSM N.V. (Chemicals)	988
133,531	Koninklijke KPN N.V. (Diversified Telecommunication Services)	413
25,536	Koninklijke Philips N.V. (Health Care Equipment & Supplies)	383
7,593	NN Group N.V. (Insurance)	310
3,749	OCI N.V. (Chemicals)(b)	135

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Netherlands (continued)
22,575	Prosus N.V. (Internet & Direct Marketing Retail)(b)	$1,556
8,859	QIAGEN N.V. (Life Sciences Tools & Services)(a)	446
3,254	Randstad N.V. (Professional Services)	198
28,203	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	996
36,562	Universal Music Group N.V. (Entertainment)	881
11,828	Wolters Kluwer N.V. (Professional Services)	1,238
		23,771
	New Zealand — 0.15%
34,069	Auckland International Airport Ltd. (Transportation Infrastructure)(a)	169
15,714	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	225
18,807	Mercury NZ Ltd. (Electric Utilities)	66
35,076	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	117
50,938	Spark New Zealand Ltd. (Diversified Telecommunication Services)	175
3,676	Xero Ltd. (Software)(a)	176
		928
	Norway — 0.51%
8,210	Adevinta ASA (Interactive Media & Services)(a)	55
8,601	Aker BP ASA (Oil, Gas & Consumable Fuels)	267
25,317	DNB Bank ASA (Banks)	504
25,928	Equinor ASA (Oil, Gas & Consumable Fuels)	933
7,193	Gjensidige Forsikring ASA (Insurance)	141
3,055	Kongsberg Gruppen ASA (Aerospace & Defense)	129
11,259	Mowi ASA (Food Products)(b)	192
36,602	Norsk Hydro ASA (Metals & Mining)	275
28,383	Orkla ASA (Food Products)	206
2,087	Salmar ASA (Food Products)	82
23,562	Telenor ASA (Diversified Telecommunication Services)	220
4,506	Yara International ASA (Chemicals)	198
		3,202
	Portugal — 0.12%
75,552	EDP - Energias de Portugal SA (Electric Utilities)	377
13,643	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)(b)	184
7,707	Jeronimo Martins SGPS, SA (Food & Staples Retailing)(b)	166
		727

Shares	Security Description	Value (000)
	Singapore — 1.00%
91,438	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	$187
144,424	CapitaLand Integrated Commercial Trust (Equity Real Estate Investment Trusts)	220
95,200	Capitaland Investment Ltd. (Real Estate Management & Development)	263
11,500	City Developments Ltd. (Real Estate Management & Development)	71
49,331	DBS Group Holdings Ltd. (Banks)	1,249
164,600	Genting Singapore Ltd. (Hotels, Restaurants & Leisure)	117
44,962	Grab Holdings Ltd. (Road & Rail)(a)	145
2,700	Jardine Cycle & Carriage Ltd. (Industrial Conglomerates)	58
47,700	Keppel Corp. Ltd. (Industrial Conglomerates)	259
64,100	Mapletree Commercial Trust (Equity Real Estate Investment Trusts)	80
121,490	Mapletree Logistics Trust (Equity Real Estate Investment Trusts)	145
92,137	Oversea-Chinese Banking Corp. Ltd. (Banks)	837
10,776	Sea Ltd., ADR (Entertainment)(a)	561
36,500	Singapore Airlines Ltd. (Airlines)	151
31,900	Singapore Exchange Ltd. (Capital Markets)	213
48,300	Singapore Technologies Engineering Ltd. (Aerospace & Defense)	121
249,740	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	479
32,100	United Overseas Bank Ltd. (Banks)	735
18,600	UOL Group Ltd. (Real Estate Management & Development)	93
9,200	Venture Corp. Ltd. (Electronic Equipment, Instruments & Components)	118
52,300	Wilmar International Ltd. (Food Products)	163
		6,265
	Spain — 1.60%
672	Acciona SA (Electric Utilities)	124
5,892	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	169
2,041	Aena SME SA (Transportation Infrastructure)(a)	256
12,261	Amadeus IT Group SA (IT Services)(a)	637
165,132	Banco Bilbao Vizcaya Argentaria SA (Banks)	996
457,085	Banco Santander SA (Banks)(b)	1,371
120,661	CaixaBank SA (Banks)	474
17,401	Cellnex Telecom SA (Diversified Telecommunication Services)(b)	575
1,792	Corp. ACCIONA Energias Renovables SA (Independent Power and Renewable Electricity Producers)	69

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Spain (continued)
7,843	EDP Renovaveis SA (Independent Power and Renewable Electricity Producers)	$173
10,707	Enagas SA (Gas Utilities)(b)	178
11,134	Endesa SA (Electric Utilities)	210
13,281	Ferrovial SA (Construction & Engineering)	348
15,864	Grifols SA (Biotechnology)(a)	183
167,754	Iberdrola SA (Electric Utilities)	1,963
29,689	Industria de Diseno Textil SA (Specialty Retail)	790
4,801	Naturgy Energy Group SA (Gas Utilities)	125
16,988	Red Electrica Corp. SA (Electric Utilities)	295
37,553	Repsol SA (Oil, Gas & Consumable Fuels)	597
141,464	Telefonica SA (Diversified Telecommunication Services)	513
		10,046
	Sweden — 2.07%
7,885	Alfa Laval AB (Machinery)	228
44,227	Assa Abloy AB, B Shares (Building Products)	948
73,105	Atlas Copco AB, Class - A (Machinery)(a)	862
42,482	Atlas Copco AB, Class - B (Machinery)	453
7,444	Boliden AB (Metals & Mining)	279
6,967	Electrolux AB, Class - B (Household Durables)	94
25,719	Embracer Group AB (Entertainment)^(a)	116
17,936	Epiroc AB, Class - A (Machinery)	327
10,614	Epiroc AB, Class - B (Machinery)	171
8,115	Equities AB (Capital Markets)	172
19,902	Essity AB, Class - B (Household Products)	521
5,161	Evolution AB (Hotels, Restaurants & Leisure)	502
17,173	Fastighets AB Balder, B Shares (Real Estate Management & Development)(a)	80
8,867	Getinge AB, B Shares (Health Care Equipment & Supplies)	184
19,877	H & M Hennes & Mauritz AB, B Shares (Specialty Retail)^	214
52,975	Hexagon AB, Class - B (Electronic Equipment, Instruments & Components)	554
4,019	Holmen AB, B Shares (Paper & Forest Products)	159
11,420	Husqvarna AB, B Shares (Machinery)	80
3,549	Industrivarden AB, A Shares (Diversified Financial Services)(b)	86
4,191	Industrivarden AB, Class - C (Diversified Financial Services)	102
7,437	Indutrade AB (Trading Companies & Distributors)	151
4,029	Investment AB Latour, Class - B (Industrial Conglomerates)	76
13,573	Investor AB, Class - A (Diversified Financial Services)	252

Shares	Security Description	Value (000)
	Sweden (continued)
49,587	Investor AB, Class - B (Diversified Financial Services)	$896
6,605	Kinnevik AB, Class - B (Diversified Financial Services)(a)	91
2,722	L E Lundbergforetagen AB, Class - B (Diversified Financial Services)	116
6,344	Lifco AB, Class - B (Industrial Conglomerates)	106
41,247	Nibe Industrier AB, Class - B (Building Products)	384
5,189	Sagax AB, Class - B (Real Estate Management & Development)	118
29,019	Sandvik AB (Machinery)	524
17,309	Securitas AB, Class - B (Commercial Services & Supplies)	145
43,980	Skandinaviska Enskilda Banken AB, Class - A (Banks)	506
9,259	Skanska AB, B Shares (Construction & Engineering)	146
10,434	SKF AB, B Shares (Machinery)	159
20,659	Svenska Cellulosa AB SCA, Class - B (Paper & Forest Products)	262
43,841	Svenska Handelsbanken AB, A Shares (Banks)	442
27,045	Swedbank AB, A Shares (Banks)	460
7,835	Swedish Orphan Biovitrum AB (Biotechnology)(a)	162
23,862	Tele2 AB, B Shares (Wireless Telecommunication Services)	195
87,465	Telefonaktiebolaget LM Ericsson, Class - B (Communications Equipment)	511
97,276	Telia Co. AB (Diversified Telecommunication Services)(b)	249
41,071	Volvo AB, B Shares (Machinery)	741
5,450	Volvo AB, Class - A (Machinery)	104
16,788	Volvo Car AB, Class - B (Automobiles)(a)	76
		13,004
	Switzerland — 7.11%
42,779	ABB Ltd., Registered Shares (Electrical Equipment)	1,299
4,355	Adecco Group AG (Professional Services)(b)	144
19,433	Alcon, Inc. (Health Care Equipment & Supplies)	1,329
1,772	Bachem Holding AG, Registered Shares (Life Sciences Tools & Services)	153
1,704	Baloise Holding AG, Registered Shares (Insurance)	263
820	Banque Cantonale Vaudoise, Registered Shares (Banks)	79
213	Barry Callebaut AG, Registered Shares (Food Products) (b)	422
575	BKW AG (Electric Utilities)	79

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
5	Chocoladefabriken Lindt & Spruengli AG (Food Products)	$514
28	Chocoladefabriken Lindt & Spruengli AG (Food Products)	286
14,207	Cie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	1,843
5,872	Clariant AG, Registered Shares (Chemicals)	93
5,485	Coca-Cola HBC AG (Beverages)	131
96,012	Credit Suisse Group AG, Registered Shares (Capital Markets)(b)	287
265	EMS-Chemie Holding AG (Chemicals)	179
1,055	Geberit AG, Registered Shares (Building Products)	497
291	Givaudan SA, Registered Shares (Chemicals)	892
15,087	Holcim Ltd., Registered Shares (Construction Materials)(b)	781
5,819	Julius Baer Group Ltd. (Capital Markets)	339
1,974	Kuehne & Nagel International AG, Registered Shares (Marine)	459
5,151	Logitech International SA, Registered Shares (Technology Hardware, Storage & Peripherals)	318
2,713	Lonza Group AG, Registered Shares (Life Sciences Tools & Services)(b)	1,330
79,913	Nestle SA, Registered Shares (Food Products)	9,262
65,100	Novartis AG, Registered Shares (Pharmaceuticals)	5,887
966	Partners Group Holding AG (Capital Markets)	853
19,121	Roche Holding AG (Pharmaceuticals)	6,009
1,937	Roche Holding AG (Pharmaceuticals)	750
1,108	Schindler Holding AG (Machinery)	208
1,575	Schindler Holding AG, Registered Shares (Machinery)	284
212	SGS SA, Registered Shares (Professional Services)(b)	493
15,839	SIG Group AG (Containers & Packaging)(b)	346
5,374	Sika AG, Registered Shares (Chemicals)(b)	1,289
1,461	Sonova Holding AG, Registered Shares (Health Care Equipment & Supplies)(b)	347
3,038	Straumann Holding AG, Registered Shares (Health Care Equipment & Supplies)	347
839	Swiss Life Holding AG (Insurance)	433
4,587	Swiss Prime Site AG, Registered Shares (Real Estate Management & Development)	398
8,371	Swiss Re AG (Insurance)	783
1,175	Swisscom AG, Registered Shares (Diversified Telecommunication Services)	644

Shares	Security Description	Value (000)
	Switzerland (continued)
1,731	Temenos AG, Registered Shares (Software)	$95
1,432	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	74
788	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	224
111,355	UBS Group AG (Capital Markets)	2,072
735	VAT Group AG (Machinery)(b)	201
4,095	Zurich Financial Services AG (Insurance)	1,959
		44,675
	Taiwan — 0.06%
4,651	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Semiconductors & Semiconductor Equipment)	346
	United Kingdom — 10.74%
26,489	3i Group PLC (Capital Markets)	430
58,557	abrdn PLC (Diversified Financial Services)	134
10,195	Admiral Group PLC (Insurance)	264
34,584	Anglo American PLC (Metals & Mining)	1,353
10,733	Antofagasta PLC (Metals & Mining)	200
18,228	Ashtead Group PLC (Trading Companies & Distributors)	1,040
10,037	Associated British Foods PLC (Food Products)	191
46,145	AstraZeneca PLC (Pharmaceuticals) (b)	6,256
36,601	Auto Trader Group PLC (Interactive Media & Services)(b)	228
3,286	Aveva Group PLC (Software)	128
76,282	Aviva PLC (Insurance)	408
94,835	BAE Systems PLC (Aerospace & Defense)	981
637,759	Barclays PLC (Banks)(b)	1,222
27,831	Barratt Developments PLC (Household Durables)(b)	133
3,875	Berkeley Group Holdings PLC (Household Durables)	177
578,100	BP PLC (Oil, Gas & Consumable Fuels)	3,319
69,491	British American Tobacco PLC (Tobacco)	2,756
23,968	British Land Co. PLC (Equity Real Estate Investment Trusts)	114
211,168	BT Group PLC (Diversified Telecommunication Services)	286
12,628	Bunzl PLC (Trading Companies & Distributors)	421
11,263	Burberry Group PLC (Textiles, Apparel & Luxury Goods)(b)	276
7,593	Coca-Cola Europacific Partners PLC (Beverages)	420
48,063	Compass Group PLC (Hotels, Restaurants & Leisure)	1,114
5,314	Croda International PLC (Chemicals)(b)	424
71,828	Diageo PLC (Beverages)	3,168
140,500	GSK PLC (Pharmaceuticals)	2,442
138,233	Haleon PLC (Personal Products)(a)	547

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
12,837	Halma PLC (Electronic Equipment, Instruments & Components)	$307
9,682	Hargreaves Lansdown PLC (Capital Markets)	100
13,578	Hikma Pharmaceuticals PLC (Pharmaceuticals)(b)	254
543,461	HSBC Holdings PLC (Banks)	3,388
28,207	Imperial Brands PLC (Tobacco)	706
39,466	Informa PLC (Media)	296
5,008	Intercontinental Hotels Group PLC (Hotels, Restaurants & Leisure)	287
5,571	Intertek Group PLC (Professional Services)	271
110,844	J Sainsbury PLC (Food & Staples Retailing)	292
70,193	JD Sports Fashion PLC (Specialty Retail)	107
33,720	JET2 PLC (Airlines)	391
4,984	Johnson Matthey PLC (Chemicals)	128
76,259	Kingfisher PLC (Specialty Retail)	218
21,300	Land Securities Group PLC (Equity Real Estate Investment Trusts)	160
162,556	Legal & General Group PLC (Insurance)	490
1,125	Linde PLC (Chemicals)	367
1,856,214	Lloyds Banking Group PLC (Banks)	1,019
13,953	London Stock Exchange Group PLC (Capital Markets)(b)	1,204
68,380	M&G PLC (Diversified Financial Services)	155
110,347	Melrose Industries PLC (Industrial Conglomerates)	179
13,215	Mondi PLC (Paper & Forest Products)	225
109,571	National Grid PLC (Multi-Utilities)	1,321
270,332	NatWest Group PLC (Banks)(b)	867
3,518	Next PLC (Multiline Retail)	247
33,880	Ocado Group PLC (Food & Staples Retailing)(a)(b)	252
24,939	Pearson PLC (Media)	283
8,691	Persimmon PLC (Household Durables)	128
20,413	Phoenix Group Holdings PLC (Insurance)	150
106,312	Prudential PLC (Insurance)	1,449
21,998	RecKitt Benckiser Group PLC (Household Products)	1,530
68,188	RELX PLC (Professional Services)	1,886
83,496	Rentokil Initial PLC (Commercial Services & Supplies)	512
36,365	Rio Tinto PLC (Metals & Mining)	2,549
227,737	Rolls-Royce Holdings PLC (Aerospace & Defense)(a)	257
19,902	Schroders PLC (Capital Markets)	105
43,807	Segro PLC (Equity Real Estate Investment Trusts)	405
11,364	Severn Trent PLC (Water Utilities)(b)	364

Shares	Security Description	Value (000)
	United Kingdom (continued)
210,968	Shell PLC (Oil, Gas & Consumable Fuels)	$5,930
25,219	Smith & Nephew PLC (Health Care Equipment & Supplies)	338
9,862	Smiths Group PLC (Industrial Conglomerates)	191
2,660	Spirax-Sarco Engineering PLC (Machinery)	341
30,257	SSE PLC (Electric Utilities)	626
14,808	St. James Place PLC (Capital Markets)	196
68,047	Standard Chartered PLC (Banks)	512
84,788	Stellantis N.V. (Automobiles)	1,203
96,128	Taylor Wimpey PLC (Household Durables)(b)	118
396,203	Tesco PLC (Food & Staples Retailing)	1,074
40,334	The Sage Group PLC (Software)	364
80,274	Unilever PLC (Personal Products)	4,057
30,807	United Utilities Group PLC (Water Utilities)	369
758,385	Vodafone Group PLC (Wireless Telecommunication Services)	772
5,498	Whitbread PLC (Hotels, Restaurants & Leisure)	171
		67,543
	United States — 0.07%
4,257	Autoliv, Inc. (Auto Components)	326
3,761	Brookfield Renewable Corp., Class - A (Independent Power and Renewable Electricity Producers)	104
		430
	Total Common Stocks	442,192
	Preferred Stocks — 0.27%
	Germany — 0.27%
1,617	Bayerische Motoren Werke Aktiengesellschaft — Preferred (Automobiles)	138
4,849	Henkel AG & Co. KGAA — Preferred (Household Products)	337
4,168	Porsche Automobil Holding SE — Preferred (Automobiles)	229
857	Sartorius AG — Preferred (Health Care Equipment & Supplies)	339
5,051	Volkswagen AG — Preferred (Automobiles)	629
	Total Preferred Stocks	1,672
	Right — 0.00%
	United Kingdom — 0.00%
418,457	CC Japan Income & Growth Trust, Subscription Shares, 3/1/23 (Capital Markets)(a)	3
	Total Right	3
	Exchange-Traded Fund — 0.01%
900	iShares MSCI EAFE ETF	59
	Total Exchange-Traded Fund	59

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Investment Companies — 26.87%
979,176	Aberdeen New Dawn Investment Trust PLC	$3,338
311,255	Aberforth Smaller Companies Trust PLC	4,974
516,982	Abrdn UK Smaller Companies Growth Trust PLC^	2,887
162,642	ASA Gold and Precious Metals, Ltd.	2,327
1,614,892	AVI Japan Opportunity Trust PLC	2,191
1,523,160	Baillie Gifford European Growth Trust PLC	1,602
325,445	Baillie Gifford Japan Trust PLC	2,993
865,277	Baillie Gifford UK Growth Fund PLC	1,734
293,580	BlackRock Health Sciences Trust II	4,530
529,465	BlackRock Innovation & Growth Trust,	3,606
157,786	BlackRock Resources & Commodities Strategy Trust	1,573
245,612	BlackRock Science Technology Trust II	3,841
1,196,419	CC Japan Income & Growth Trust PLC	2,147
657,861	Edinburgh Investment Trust PLC	5,057
578,229	European Opportunities Trust PLC	5,004
377,747	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.04%^^(d)	378
415,147	Fidelity Emerging Markets Ltd.	3,021
1,116,075	Fidelity European Trust PLC	4,310
1,480,288	Fidelity Japan Trust PLC	2,948
1,012,300	Fidelity Special Values PLC	3,408
74,747	First Trust Dynamic Europe Equity Income Fund	843
2,280,000	Henderson European Focus Trust PLC	4,072
1,772,680	Henderson EuroTrust PLC	2,673
723,205	Japan Smaller Capitalization Fund, Inc.	4,686
1,440,877	JPMorgan European Discovery Trust PLC	6,906
7,332,712	JPMorgan European Growth & Income PLC	7,605
515,417	JPMorgan Japan Small Cap Growth & Income, Ordinary Shares	2,012
859,623	JPMorgan Japanese Investment Trust PLC	4,738
305,000	JPMorgan U.S. Smaller Companies Investment Trust PLC	1,441
1,531,727	Mercantile Investment Trust PLC	3,555
165,010	Morgan Stanley China A Share Fund, Inc.	2,343
662,200	Neuberger Berman MLP and Energy Income Fund, Inc.	4,410
516,463	Neuberger Berman Next Generation Connectivity Fund, Inc.	4,697
850,100	Oakley Capital Investments Ltd.	4,310
1,669,246	Polar Capital Global Financials Trust PLC	3,081
399,557	Polar Capital Global Healthcare Trust PLC	1,608

Shares	Security Description	Value (000)
	Investment Companies (continued)
2,692,880	Schroder Japan Growth Fund PLC	$6,641
5,902,219	Schroder UK Public Private Trust PLC	1,104
219,097	Smithson Investment Trust PLC	3,464
15,743,455	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.09%(d)	15,743
1,104,841	Strategic Equity Capital PLC	3,672
1,151,235	Temple Bar Investment Trust PLC	3,068
2,366,780	Templeton Emerging Markets Investment Trust PLC	4,205
229,330	The New Germany Fund, Inc.	1,809
2,552,344	TR European Growth Trust PLC	4,566
1,051,296	WAM Global Ltd.	1,245
65,001	Worldwide Healthcare Trust PLC Fund	2,534
	Total Investment Companies	168,900
	Purchased Options on Futures — 0.13%
	Total Purchased Options on Futures	838
	Total Investments (cost $554,054) — 97.63%	$613,664
	Other assets in excess of liabilities — 2.37%	14,885
	Net Assets — 100.00%	$628,549

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of December 31, 2022.

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2022.

(a)	Represents non-income producing security.

(b)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	Security was valued using significant unobservable inputs as of December 31, 2022.

(d)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

GDR—Global Depositary Receipt

REIT—Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2022.

The Institutional International Equity Portfolio	City of London Investment Management Company, Limited	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	0.57%	69.78%	—	—	70.35%
Preferred Stocks	—	0.27%	—	—	0.27%
Right	0.00%	—	—	—	0.00%
Exchange-Traded Funds	—	0.01%	—	—	0.01%
Investment Companies	24.44%	0.13%	2.28%	0.02%	26.87%
Purchased Options on Futures	—	—	0.13%	—	0.13%
Other Assets (Liabilities)	0.01%	0.45%	1.14%	0.77%	2.37%
Total Net Assets	25.02%	70.64%	3.55%	0.79%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2022.

Futures Contracts Purchased*

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
MSCI EAFE Index Future	272	3/17/23	$26,512	$(805)
			$26,512	$(805)

Futures Contracts Sold*

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	20	3/17/23	$3,861	$184
			$3,861	$184
	Total Unrealized Appreciation			$184
	Total Unrealized Depreciation			(805)
	Total Net Unrealized Appreciation/(Depreciation)			$(621)

*	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Options on Futures Contracts

Exchange-traded options on futures contacts written as of December 31, 2022 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	40	$7,640	$3,820.00	1/20/23	$(117)
E-Mini S&P 500 Future Option	Put	18	2,970	3,300.00	1/20/23	(2)
E-Mini S&P 500 Future Option	Put	22	4,136	3,760.00	1/20/23	(43)
E-Mini S&P 500 Future Option	Put	16	2,680	3,350.00	1/20/23	(2)
E-Mini S&P 500 Future Option	Put	40	7,580	3,790.00	1/20/23	(97)
E-Mini S&P 500 Future Option	Put	40	7,680	3,840.00	1/31/23	(163)
E-Mini S&P 500 Future Option	Put	36	6,732	3,740.00	1/31/23	(84)
E-Mini S&P 500 Future Option	Put	18	3,150	3,500.00	1/31/23	(9)
E-Mini S&P 500 Future Option	Put	54	9,639	3,570.00	1/31/23	(43)
E-Mini S&P 500 Future Option	Put	18	3,240	3,600.00	1/31/23	(18)
E-Mini S&P 500 Future Option	Put	40	7,220	3,610.00	1/31/23	(42)
E-Mini S&P 500 Future Option	Put	36	6,588	3,660.00	1/31/23	(52)
E-Mini S&P 500 Future Option	Put	16	2,936	3,670.00	1/31/23	(25)
E-Mini S&P 500 Future Option	Put	18	3,375	3,750.00	1/31/23	(45)
E-Mini S&P 500 Future Option	Put	18	3,186	3,540.00	1/31/23	(12)
E-Mini S&P 500 Future Option	Put	30	5,250	3,500.00	2/17/23	(36)
E-Mini S&P 500 Future Option	Put	20	3,420	3,420.00	2/17/23	(16)
E-Mini S&P 500 Future Option	Put	18	3,177	3,530.00	2/17/23	(25)
E-Mini S&P 500 Future Option	Put	18	3,276	3,640.00	2/17/23	(43)
E-Mini S&P 500 Future Option	Put	38	6,859	3,610.00	2/17/23	(79)
E-Mini S&P 500 Future Option	Put	18	3,267	3,630.00	2/17/23	(41)
E-Mini S&P 500 Future Option	Put	19	3,278	3,450.00	2/17/23	(18)
E-Mini S&P 500 Future Option	Put	20	3,600	3,600.00	2/17/23	(40)
E-Mini S&P 500 Future Option	Put	40	7,500	3,750.00	2/17/23	(156)
E-Mini S&P 500 Future Option	Put	18	3,213	3,570.00	2/17/23	(31)
E-Mini S&P 500 Future Option	Put	18	3,123	3,470.00	2/17/23	(18)
E-Mini S&P 500 Future Option	Put	18	3,060	3,400.00	2/28/23	(18)
E-Mini S&P 500 Future Option	Put	18	3,204	3,560.00	2/28/23	(37)
E-Mini S&P 500 Future Option	Put	18	3,123	3,470.00	2/28/23	(24)
E-Mini S&P 500 Future Option	Put	17	2,907	3,420.00	2/28/23	(18)
E-Mini S&P 500 Future Option	Put	18	3,213	3,570.00	2/28/23	(39)
E-Mini S&P 500 Future Option	Put	50	8,750	3,500.00	2/28/23	(77)
						$(1,470)

Exchanged-traded options on futures contacts purchased as of December 31, 2022 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	18	$3,240	$3,600.00	1/20/23	$10
E-Mini S&P 500 Future Option	Put	20	3,650	3,650.00	1/20/23	17
E-Mini S&P 500 Future Option	Put	18	3,330	3,700.00	1/20/23	23
E-Mini S&P 500 Future Option	Put	16	3,080	3,850.00	1/20/23	57
E-Mini S&P 500 Future Option	Put	20	3,950	3,950.00	1/20/23	125
E-Mini S&P 500 Future Option	Put	18	3,465	3,850.00	1/31/23	77
E-Mini S&P 500 Future Option	Put	18	3,510	3,900.00	1/31/23	98

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2022 (Unaudited)

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	20	$4,000	$4,000.00	1/31/23	$170
E-Mini S&P 500 Future Option	Put	20	3,950	3,950.00	2/17/23	165
E-Mini S&P 500 Future Option	Put	20	3,800	3,800.00	2/17/23	96
						$838

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 82.55%
	Bermuda — 0.08%
348,000	Alibaba Health Information Technology Ltd. (Internet & Direct Marketing Retail)(a)(b)	$297
1,039,733	Beijing Enterprises Water Group Ltd. (Water Utilities)(b)	266
		563
	Brazil — 3.82%
575,300	Ambev SA (Beverages)	1,582
47,055	Americanas SA (Internet & Direct Marketing Retail)	86
407,700	B3 SA - Brasil Bolsa Balcao (Capital Markets)	1,020
230,432	Banco Bradesco SA (Banks)	588
120,800	Banco do Brasil SA (Banks)	795
276,650	BB Seguridade Participacoes SA (Insurance)	1,767
71,700	BRF SA (Food Products)(a)	112
69,300	Centrais Electricas Brasileiras SA (Electric Utilities)	553
98,100	Companhia Siderurgica Nacional SA (CSN) (Metals & Mining)	270
502,500	Itau Unibanco Holding SA (Banks)	2,380
133,700	JBS SA (Food Products)	557
144,200	Klabin SA (Containers & Packaging)	545
103,765	Localiza Rent A Car SA (Road & Rail)(b)	1,046
153,824	Lojas Renner SA (Multiline Retail)	597
462,500	Magazine Luiza SA (Multiline Retail)(a)	240
142,500	Natura & Co. Holding SA (Personal Products)(b)	313
11,710	Petro Rio SA (Oil, Gas & Consumable Fuels)(a)(b)	83
772,900	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)	4,105
215,000	Raia Drogasil SA (Food & Staples Retailing)	966
108,800	Rumo SA (Road & Rail)(b)	384
41,400	Suzano SA (Paper & Forest Products)	378
260,400	Tim SA (Wireless Telecommunication Services)	612
319,027	Vale SA (Metals & Mining)	5,371
366,300	WEG SA (Machinery)	2,672
		27,022
	Cayman Islands — 2.92%
14,000	AAC Technologies Holdings, Inc. (Electronic Equipment, Instruments & Components)(a)	32
1,468,718	Alibaba Group Holding Ltd. (Internet & Direct Marketing Retail)(a)	16,231
103,000	ANTA Sports Products Ltd. (Textiles, Apparel & Luxury Goods)(b)	1,350
126,000	China Mengniu Dairy Co. Ltd. (Food Products)(b)	571

Shares	Security Description	Value (000)
	Cayman Islands (continued)
1,132,000	GCL-Poly Energy Holdings Ltd. (Semiconductors & Semiconductor Equipment)	$287
480,000	Geely Automobile Holdings Ltd. (Automobiles)(b)	701
62,000	Kingsoft Corp. Ltd. (Entertainment)(b)	207
7,000	Parade Technologies Ltd. (Semiconductors & Semiconductor Equipment)	176
99,700	Shenzhou International Group Holdings Ltd. (Textiles, Apparel & Luxury Goods)(b)	1,122
		20,677
	Chile — 0.46%
20,438	Banco de Credito e Inversiones SA (Banks)	588
293,158	Empresas CMPC SA (Paper & Forest Products)	490
9,904,113	Enel Americas SA (Electric Utilities)	1,326
7,027,795	Enel Chile SA (Electric Utilities)	323
47,236	Falabella SA (Multiline Retail)	92
5,610	Sociedad Quimica y Minera de Chile SA (Chemicals)	454
		3,273
	China — 22.32%
333,965	360 Security Technology, Inc., Class - A (Software)	314
2,150,000	Agricultural Bank of China Ltd., H Shares (Banks)	738
75,400	Air China Ltd. (Airlines)(a)	115
700,000	Air China Ltd. (Airlines)(a)	623
314,000	Aluminum Corp of China Ltd., H Shares (Metals & Mining)	134
419,700	Aluminum Corp. of China Ltd., Class A (Metals & Mining)	270
5,814	Autohome, Inc., ADR (Interactive Media & Services)	178
233,576	Baidu, Inc., Class - A (Interactive Media & Services)(a)	3,343
6,902,100	Bank of China Ltd., H Shares (Banks)	2,511
1,399,000	Bank of Communications Co. Ltd., H Shares (Banks)	805
52,000	BeiGene Ltd. (Biotechnology)(a)	894
281,350	Beijing Dabeinong Technology Group Co. Ltd., Class - A (Food Products)(a)	360
241,864	Beijing Shiji Information Technology Co. Ltd. (Software)	522
9,449	Bilibili, Inc., ADR (Entertainment)(a)	224
93,653	BYD Co. Ltd. (Automobiles)	3,462
32,000	BYD Co. Ltd., H Shares (Automobiles)(b)	790
115,500	BYD Electronic International Co. Ltd. (Communications Equipment)	371

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
60,100	Chengxin Lithium Group Co. Ltd., Class - A (Paper & Forest Products)	$324
432,000	China Cinda Asset Management Co. Ltd., H Shares (Capital Markets)(b)	60
134,900	China Communications Services Corp. Ltd., H Shares (Construction & Engineering)	49
545,000	China Conch Venture Holdings Ltd. (Machinery)	1,184
10,570,350	China Construction Bank Corp., H Shares (Banks)	6,623
1,641,000	China Everbright Bank Co. Ltd., H Shares (Banks)	500
38,000	China Evergrande Group (Real Estate Management & Development)(a)	8
110,000	China Feihe Ltd. (Food Products)	94
227,000	China Galaxy Securities Co. Ltd., Class A (Capital Markets)	303
174,000	China Galaxy Securities Co. Ltd., H Shares (Capital Markets)	85
50,800	China International Capital Corp. Ltd. (Capital Markets)	97
53,600	China International Capital Corp. Ltd., Class A (Capital Markets)	294
20,800	China International Travel Service Corp. Ltd. (Hotels, Restaurants & Leisure)	646
1,115,000	China Life Insurance Co. Ltd., H Shares (Insurance)	1,914
108,200	China Literature Ltd. (Media)(a)(b)	420
217,000	China Longyuan Power Group Corp. Ltd., H Shares (Independent Power and Renewable Electricity Producers)	265
77,800	China Merchants Bank Co. Ltd. (Banks)	417
521,000	China Merchants Bank Co. Ltd., H Shares (Banks)	2,914
285,000	China Molybdenum Co. Ltd. (Metals & Mining)	131
102,000	China National Building Material Co. Ltd., H Shares (Construction Materials)(b)	84
80,850	China Northern Rare Earth Group High-Tech Co. Ltd. (Metals & Mining)	291
584,800	China Petroleum & Chemical Corp., Class A (Oil, Gas & Consumable Fuels)	367
1,643,400	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	794
748,000	China Resources Cement Holdings Ltd. (Construction Materials)(b)	397
879,761	China Resources Land Ltd. (Real Estate Management & Development)	4,030
696,143	China Resources Power Holdings Co. Ltd. (Independent Power and Renewable Electricity Producers)	1,424

Shares	Security Description	Value (000)
	China (continued)
697,500	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	$2,015
846,000	China Southern Airlines Co. Ltd., H Shares (Airlines)(a)	551
5,316,000	China Tower Corp. Ltd. (Diversified Telecommunication Services)	572
304,900	China Vanke Co. Ltd., H Shares (Real Estate Management & Development)(b)	617
12,400	Chongqing Brewery Co. Ltd. (Beverages)	227
37,100	Chongqing Zhifei Biological Products Co. Ltd. (Biotechnology)	469
33,465	CITIC Securities Co. Ltd. (Capital Markets)	96
48,500	CITIC Securities Co. Ltd., H Shares (Capital Markets)	98
12,800	Contemporary Amperex Technology Co. Ltd., Class - A (Electrical Equipment)	724
482,430	COSCO SHIPPING Holdings Co. Ltd. (Marine)	714
124,800	COSCO SHIPPING Holdings Co. Ltd., H Shares (Marine)	127
786,000	Country Garden Holdings Co. (Real Estate Management & Development)^	269
130,678	Country Garden Services Holdings Co. Ltd., Series S (Real Estate Management & Development)	325
118,100	CSC Financial Co. Ltd. (Capital Markets)	404
121,600	DA An Gene Co., Ltd. of Sun Yat-Sen University, Class - A (Biotechnology)	272
861	Daqo New Energy Corp., ADR (Semiconductors & Semiconductor Equipment)(a)	33
73,400	Dongfang Electric Corp. Ltd. (Electrical Equipment)	222
168,825	East Money Information Co. Ltd. (Capital Markets)	471
117,200	ENN Energy Holdings Ltd. (Gas Utilities)	1,646
55,623	Eve Energy Co. Ltd. (Electrical Equipment)	703
85,400	Fangda Carbon New Material Co. Ltd. (Electrical Equipment)(a)	75
450,300	Focus Media Information Technology Co. Ltd. (Media)	433
95,300	Foshan Haitian Flavouring & Food Co. Ltd. (Food Products)	1,091
6,300	Fu Jian Anjoy Foods Co., Ltd., Class - A (Food Products)	147
25,400	Fujian Sunner Development Co. Ltd. (Food Products)	87
83,704	GDS Holdings, Ltd., Class - A (IT Services)(a)	220
110,000	Genscript Biotech Corp. (Life Sciences Tools & Services)(a)(b)	350

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
85,000	GF Securities Co. Ltd., Class - H (Capital Markets)	$122
112,200	GF Securities Co. Ltd., Class A (Capital Markets)	250
2,400	Ginlong Technologies Co. Ltd., Class - A (Electrical Equipment)(a)	62
276,500	Great Wall Motor Co. Ltd., H Shares (Automobiles)	360
157,000	Guanghui Energy Co. Ltd., Class - A (Oil, Gas & Consumable Fuels)	204
598,000	Guangzhou Automobile Group Co. Ltd., H Shares (Automobiles)	403
7,072	H World Group Ltd., ADR (Hotels, Restaurants & Leisure)	300
46,000	Haidilao International Holding Ltd. (Hotels, Restaurants & Leisure)(a)	132
211,800	Haier Smart Home Co. Ltd., Class - H (Household Durables)	722
86,800	Haier Smart Home Co. Ltd., Class A (Household Durables)	305
45,900	Haitong Securities Co. Ltd. (Capital Markets)	57
88,400	Haitong Securities Co. Ltd., H Shares (Capital Markets)	54
45,000	Hengli Petrochemical Co. Ltd. (Chemicals)	101
276,000	HengTen Networks Group, Ltd. (Internet & Direct Marketing Retail)(a)	69
25,900	Hithink RoyalFlush Information Network Co. Ltd. (Capital Markets)	367
137,000	Hua Hong Semiconductor Ltd. (Semiconductors & Semiconductor Equipment)(a)(b)	478
25,200	Huadong Medicine Co. Ltd. (Health Care Providers & Services)	170
59,000	Huatai Securities Co. Ltd., Class - H (Capital Markets)	68
143,300	Huatai Securities Co. Ltd., Class A (Capital Markets)	263
153,200	Iflytek Co. Ltd. (Software)	724
7,221,440	Industrial & Commercial Bank of China Ltd., H Shares (Banks)	3,719
222,200	Inner Mongolia BaoTou Steel Union Co. Ltd. (Metals & Mining)	61
79,000	Innovent Biologics, Inc. (Biotechnology)(a)(b)	339
23,184	Inspur Electronic Information Industry Co. Ltd. (Technology Hardware, Storage & Peripherals)	72
14,242	iQiyi, Inc., ADR (Entertainment)(a)	75
74,850	JD Health International, Inc. (Internet & Direct Marketing Retail)(a)	684

Shares	Security Description	Value (000)
	China (continued)
182,657	JD.com, Inc., Class - A (Internet & Direct Marketing Retail)	$5,153
1,180,000	Jiangsu Expressway Co. Ltd., H Shares (Transportation Infrastructure)	1,078
131,931	Jiangsu Hengrui Medicine Co. Ltd. (Pharmaceuticals)	731
3,640	Joinn Laboratories China Co. Ltd., Class - A (Life Sciences Tools & Services)	31
1,500	JOYY, Inc., ADR (Interactive Media & Services)	47
14,100	Juewei Food Co. Ltd. (Food Products)	124
45,310	KE Holdings, Inc., ADR (Real Estate Management & Development)(a)	633
122,500	Kingboard Holdings Ltd. (Electronic Equipment, Instruments & Components)	390
421,000	Kingdee International Software Group Co. Ltd. (Software)(a)	903
149,600	Kuaishou Technology (Media)(a)	1,362
5,900	Kweichow Moutai Co. Ltd. (Beverages)	1,466
46,500	Lens Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	70
95,314	LI Auto, Inc., Class - A (Automobiles)(a)	938
278,500	Li Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	2,417
131,819	Luxshare Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	602
218,160	Meinian Onehealth Healthcare Holdings Co. Ltd. (Health Care Providers & Services)(a)	192
395,500	Meituan Dianping (Internet & Direct Marketing Retail)(a)	8,854
59,000	Microport Scientific Corp. (Health Care Equipment & Supplies)^(a)	155
7,280	Muyuan Foodstuff Co. Ltd. (Food Products)	51
214,500	NetEase, Inc. (Entertainment)	3,147
171,200	New China Life Insurance Co. Ltd., H Shares (Insurance)	419
65,100	New China Life Insurance Co., Ltd., Class A (Insurance)	282
34,100	New Oriental Education Technology Group, Inc. (Diversified Consumer Services)(a)	125
121,605	NIO, Inc., ADR (Automobiles)(a)	1,186
77,290	O-FILM Tech Co. Ltd. (Electronic Equipment, Instruments & Components)(a)	52
23,520	Ovctek China, Inc. (Health Care Equipment & Supplies)	121
111,600	Perfect World Co. Ltd., Class - A (Entertainment)	204

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
456,300	PetroChina Co. Ltd., Class A (Oil, Gas & Consumable Fuels)	$326
904,000	PetroChina Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	413
27,000	Pharmaron Beijing Co. Ltd., Class - H (Life Sciences Tools & Services)	187
44,493	Pinduoduo, Inc., ADR (Internet & Direct Marketing Retail)(a)	3,628
1,122,017	Ping An Insurance Group Company of China Ltd. (Insurance)	7,426
345,600	Rongsheng Petro Chemical Co. Ltd., Class - A (Chemicals)	612
120,299	Shandong Buchang Pharmaceuticals Co. Ltd., Class - A (Pharmaceuticals)	364
136,100	Shanghai Electric Group Co. Ltd. (Electrical Equipment)(a)	77
9,000	Shanghai Junshi Biosciences Co. Ltd., Class - A (Biotechnology)(a)	81
921,300	Shanghai Pharmaceuticals Holding Co. Ltd., H Shares (Health Care Providers & Services)	1,532
4,200	Shanghai Putailai New Energy Technology Co. Ltd., Class - A (Chemicals)	31
82,200	Shanxi Meijin Energy Co. Ltd. (Metals & Mining)	107
10,300	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class - A (Beverages)	422
57,920	Shenzhen Kangtai Biological Products Co. Ltd. (Biotechnology)	263
26,100	Sichuan Kelun Pharmaceutical Co. Ltd. (Pharmaceuticals)	100
18,700	Sichuan New Energy Power Co. Ltd. (Trading Companies & Distributors)(a)	48
50,000	Silergy Corp. (Semiconductors & Semiconductor Equipment)	710
169,000	Smoore International Holdings Ltd. (Tobacco)^	262
233,617	Songcheng Performance Development Co. Ltd., Class - A (Hotels, Restaurants & Leisure)	491
5,000	StarPower Semiconductor Ltd., Class - A (Semiconductors & Semiconductor Equipment)	237
170,427	Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)	2,027
30,900	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class - A (Electronic Equipment, Instruments & Components)	110

Shares	Security Description	Value (000)
	China (continued)
8,480	Suzhou Maxwell Technologies Co. Ltd., Class - A (Electrical Equipment)	$502
45,497	TAL Education Group, ADR (Diversified Consumer Services)(a)	321
611,286	Tencent Holdings Ltd. (Interactive Media & Services)(b)	26,160
31,445	Tencent Music Entertainment Group, ADR (Entertainment)(a)	260
184,632	Toly Bread Co. Ltd. (Food Products)	409
39,463	Trip.com Group Ltd., ADR (Internet & Direct Marketing Retail)(a)	1,358
30,940	Unisplendour Corp. Ltd., Class - A (Electronic Equipment, Instruments & Components)	87
34,096	Vipshop Holdings Ltd., ADR (Internet & Direct Marketing Retail)(a)	465
81,675	Walvax Biotechnology Co Ltd., Class - A (Biotechnology)	472
8,500	Weibo Corp., ADR (Interactive Media & Services)(a)	163
50,500	Weichai Power Co. Ltd. (Machinery)	74
54,000	Weichai Power Co. Ltd. (Machinery)	73
44,260	Wens Foodstuffs Group Co. Ltd. (Food Products)	125
103,292	Wuhan Guide Infrared Co. Ltd. (Electronic Equipment, Instruments & Components)	163
16,700	Wuliangye Yibin Co. Ltd., Class - A (Beverages)	434
30,360	WUS Printed Circuit Kunshan Co. Ltd. (Electronic Equipment, Instruments & Components)	52
30,340	WuXi AppTec Co. Ltd., Class - H (Life Sciences Tools & Services)	321
313,000	Wuxi Biologics Cayman, Inc. (Life Sciences Tools & Services)(a)(b)	2,400
1,159,000	Xiaomi Corp. (Technology Hardware, Storage & Peripherals)(a)(b)	1,625
51,700	Xinjiang Goldwind Science & Technology Co. Ltd. (Electrical Equipment)	82
468,481	Xinyi Solar Holdings Ltd. (Semiconductors & Semiconductor Equipment)	519
107,764	Xpeng, Inc., A Shares (Automobiles)(a)	530
366,000	Yadea Group Holdings Ltd. (Automobiles)(b)	612
124,000	Yankuang Energy Group Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	378
43,550	Yealink Network Technology Corp. Ltd. (Communications Equipment)	380
61,000	Yihai International Holdings (Food Products)	216

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
76,440	Yintai Gold Co. Ltd. (Metals & Mining)	$121
124,076	Yonyou Network Technology Co. Ltd. (Software)	431
2,900	Youngy Co. Ltd., Class - A (Metals & Mining)(a)	41
27,030	Yunda Holding Co. Ltd. (Air Freight & Logistics)	56
10,800	Yunnan Energy New Material Co. Ltd., Class - A (Containers & Packaging)	204
4,926	Zai Lab Ltd., ADR (Biotechnology)(a)	151
23,900	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (Pharmaceuticals)	992
51,400	Zhejiang Century Huatong Group Co. Ltd., Class - A (Entertainment)(a)	28
13,440	Zhejiang Dingli Machinery Co. Ltd. (Machinery)	93
1,094,000	Zhejiang Expressway Co. Ltd., H Shares (Transportation Infrastructure)	842
2,982	Zhejiang HangKe Technology, Inc. Co., Class - A (Electrical Equipment)	19
8,200	Zhejiang Supor Co. Ltd. (Household Durables)	58
75,900	Zheshang Securities Co. Ltd. (Capital Markets)	108
29,200	ZhongAn Online P&C Insurance Co. Ltd. (Insurance)(a)	80
15,300	Zhongji Innolight Co. Ltd. (Communications Equipment)	59
63,500	Zhongsheng Group Holdings Ltd. (Specialty Retail)	327
770,300	Zijin Mining Group Co. Ltd., Class - A (Metals & Mining)	1,108
218,000	Zijin Mining Group Co. Ltd., H Shares (Metals & Mining)	296
325,100	Zoomlion Heavy Industry Science And Technology Co. Ltd, Class A (Machinery)	254
169,800	ZTE Corp. (Communications Equipment)	632
183,800	ZTE Corp., H Shares (Communications Equipment)	405
27,491	ZTO Express Cayman, Inc., ADR (Air Freight & Logistics)	739
		157,900
	Cyprus — 0.00%
7,712	TCS Group Holding PLC, GDR (Banks)(a)(c)	—
	Czech Republic — 0.09%
190,434	Moneta Money Bank AS (Banks)(b)	642
	Egypt — 0.07%
294,053	Commercial International Bank Egypt SAE (Banks)	493
	Greece — 0.27%
51,559	Alpha Services and Holdings SA (Banks)(b)	55

Shares	Security Description	Value (000)
	Greece (continued)
116,923	Hellenic Telecommunication Organization SA (Diversified Telecommunication Services)	$1,826
		1,881
	Hong Kong — 0.85%
712,182	China Everbright Environment Group Ltd. (Commercial Services & Supplies)	318
1,674,121	China Jinmao Holdings Group Ltd. (Real Estate Management & Development)	360
432,500	China Overseas Land & Investment Ltd. (Real Estate Management & Development)	1,141
80,000	China Resources Beer Holdings Co. Ltd. (Beverages)	559
112,000	China State Construction International Holdings Ltd. (Construction & Engineering)	126
79,400	China Taiping Insurance Holdings Co. Ltd. (Insurance)(b)	99
288,000	CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)(b)	303
1,172,000	Far East Horizon Ltd. (Diversified Financial Services)	916
67,000	Fosun International Ltd. (Industrial Conglomerates)	55
179,000	Hengan International Group Co. Ltd. (Personal Products)	951
332,000	Kingboard Laminates Holdings Ltd. (Electronic Equipment, Instruments & Components)(b)	365
124,000	Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	102
735,000	Sino Biopharmaceutiical Ltd. (Pharmaceuticals)(b)	430
4,600	Super Hi International Holding Ltd. (Hotels, Restaurants & Leisure)(a)	6
209,600	Yuexiu Property Co. Ltd. (Real Estate Management & Development)	254
		5,985
	Hungary — 0.29%
62,779	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	439
15,740	OTP Bank Nyrt PLC (Banks)	428
54,565	Richter Gedeon Nyrt (Pharmaceuticals)	1,217
		2,084
	India — 11.93%
54,236	Adani Green Energy, Ltd. (Independent Power and Renewable Electricity Producers)(a)	1,267
203,324	Adani Ports & Special Economic Zone Ltd. (Transportation Infrastructure)	2,011

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	India (continued)
37,903	Adani Power Ltd. (Independent Power and Renewable Electricity Producers)(a)	$137
37,899	Adani Total Gas Ltd. (Gas Utilities)	1,692
33,041	Adani Transmission Ltd. (Electric Utilities)(a)	1,034
319,100	Ambuja Cements Ltd. (Construction Materials)	2,022
8,752	Apollo Hospitals Enterprise (Health Care Providers & Services)	474
18,651	Asian Paints Ltd. (Chemicals)	696
34,614	Aurobindo Pharma Ltd. (Pharmaceuticals)(b)	183
56,857	Avenue Supermarts Ltd. (Food & Staples Retailing)(a)(b)	2,796
348,104	Axis Bank Ltd. (Banks)(b)	3,929
17,379	Bajaj Auto Ltd. (Automobiles)	760
37,286	Bajaj Finance Ltd. (Consumer Finance)(b)	2,964
77,010	Bajaj Finserv, Ltd. (Diversified Financial Services)	1,441
216,368	Bharat Petroleum Corp. Ltd. (Oil, Gas & Consumable Fuels)(b)	864
12,160	Biocon Ltd. (Biotechnology)	38
8,842,285	Chennai Super Kings Cricket Ltd. (Entertainment)(a)(c)	—
722,710	Coal India Ltd. (Oil, Gas & Consumable Fuels)	1,966
73,059	Dr. Reddy’s Laboratories Ltd., ADR (Pharmaceuticals)	3,781
12,020	Eicher Motors Ltd. (Automobiles)(b)	469
478,101	GAIL India Ltd. (Gas Utilities)	555
161,026	HCL Technologies Ltd. (IT Services)	2,023
46,133	Hindustan Unilever Ltd. (Household Products)(b)	1,428
209,234	Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)(b)	6,671
665,177	ICICI Bank Ltd. (Banks)(b)	7,163
277,936	Infosys Ltd. (IT Services)	5,067
17,988	InterGlobe Aviation Ltd. (Airlines)(a)(b)	437
611,134	ITC Ltd. (Tobacco)(b)	2,449
19,610	Kotak Mahindra Bank Ltd. (Banks)(b)	433
543,033	NTPC Ltd. (Independent Power and Renewable Electricity Producers)(b)	1,093
231,740	Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)(b)	411
31,703	Pidilite Industries Ltd. (Chemicals)	977
271,566	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	8,362
30,301	SBI Life Insurance Co. Ltd. (Insurance)	451
5,875	Shree Cement Ltd. (Construction Materials)(b)	1,654
305,548	State Bank of India (Banks)(b)	2,267
81,597	Tata Consultancy Services Ltd. (IT Services)(b)	3,212
111,086	Tata Motors Ltd. (Automobiles)(a)	521

Shares	Security Description	Value (000)
	India (continued)
1,867,110	Tata Steel, Ltd. (Metals & Mining)	$2,543
32,627	Titan Co. Ltd. (Textiles, Apparel & Luxury Goods)	1,024
4,235	Trent Ltd. (Multiline Retail)	69
22,694	Ultra Tech Cement Ltd. (Construction Materials)	1,909
222,144	United Spirits Ltd. (Beverages)(a)	2,357
225,053	Vedanta Ltd. (Metals & Mining)	839
363,041	Wipro Ltd. (IT Services)(b)	1,724
1,074,947	Yes Bank, Ltd. (Banks)(a)(b)	268
		84,431
	Indonesia — 1.94%
360,200	Aneka Tambang Tbk (Metals & Mining)	46
2,110,400	PT Astra International Tbk (Automobiles)	773
7,534,785	PT Bank Central Asia Tbk (Banks)	4,139
5,393,700	PT Bank Rakyat Indonesia Persero Tbk (Banks)	1,712
833,796	PT Barito Pacific Tbk (Chemicals)	40
1,875,600	PT Charoen Pokphand Indonesia Tbk (Food Products)	681
345,000	PT Indah Kiat Pulp & Paper Tbk (Paper & Forest Products)	193
2,093,700	PT Indofood Sukses Makmur Tbk (Food Products)	905
20,119,435	PT Kalbe Farma Tbk (Pharmaceuticals)	2,702
237,400	PT Merdeka Copper Gold Tbk (Metals & Mining)(a)(b)	63
621,400	PT Semen Indonesia Persero Tbk (Construction Materials)	262
7,476,650	PT Telkom Indonesia Persero Tbk (Diversified Telecommunication Services)(b)	1,801
251,300	PT United Tractors Tbk (Oil, Gas & Consumable Fuels)	421
		13,738
	Kuwait — 0.28%
363,537	Boubyan Bank KSCP (Banks)	949
392,282	Kuwait Finance House KSCP (Banks)	1,055
		2,004
	Malaysia — 1.90%
241,900	AMMB Holdings Berhad (Banks)	228
1,488,900	Dialog Group Berhad (Energy Equipment & Services)	829
60,200	DiGi.Com Berhad (Wireless Telecommunication Services)	55
281,400	Hartalega Holdings Berhad (Health Care Equipment & Supplies)	109
1,093,800	IHH Healthcare Berhad (Health Care Providers & Services)	1,546
1,283,100	IOI Corp. Berhad (Food Products)	1,181
378,796	Malayan Banking Berhad (Banks)	749

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Malaysia (continued)
1,764,700	Malaysia Airports Holdings Berhad (Transportation Infrastructure)(a)	$2,630
581,500	Maxis Berhad (Wireless Telecommunication Services)(b)	507
15,300	Petronas Gas Berhad (Gas Utilities)	60
1,200,200	Press Metal Aluminum Holdings (Metals & Mining)	1,331
1,142,400	Public Bank Berhad (Banks)	1,122
1,262,600	QL Resources Berhad (Food Products)	1,581
558,900	Sime Darby Berhad (Industrial Conglomerates)	292
1,028,100	Sime Darby Plantation Berhad (Food Products)	1,087
685,700	Top Glove Corp. Berhad (Health Care Equipment & Supplies)(a)	141
		13,448
	Mexico — 2.30%
3,159,500	America Movil SAB de CV (Wireless Telecommunication Services)	2,867
1,050,300	Cemex SAB de CV (Construction Materials)(a)	425
138,800	Coca-Cola Femsa SAB de CV (Beverages)	939
156,300	Fibra Uno Amdinistracion SA (Equity Real Estate Investment Trusts)(b)	184
475,040	Fomento Economico Mexicano SAB de CV (Beverages)	3,697
57,155	Grupo Aeroportuario del Sureste SAB de CV, Class - B (Transportation Infrastructure)	1,334
363,500	Grupo Bimbo SAB de CV, Series A (Food Products)	1,537
195,000	Grupo Financiero Banorte SAB de CV (Banks)	1,400
544,645	Grupo Mexico SAB de CV, Series B (Metals & Mining)	1,912
255,700	Grupo Televisa SAB de CV (Media)	233
		14,528
	Peru — 0.37%
576,600	Kimberly-Clark de Mexico SAB de CV, A Shares (Household Products)	979
439,825	Orbia Advance Corp SAB de CV (Chemicals)	779
		16,286
109,508	Compania de Minas Buenaventura SA, ADR (Metals & Mining)	816
13,465	Credicorp Ltd. (Banks)	1,826
		2,642
	Philippines — 0.91%
1,181,140	Aboitiz Equity Ventures, Inc. (Industrial Conglomerates)(b)	1,224
1,797,673	Metropolitan Bank & Trust Co. (Banks)	1,743
17,765	PLDT, Inc. (Wireless Telecommunication Services)	420

Shares	Security Description	Value (000)
	Philippines (continued)
187,693	SM Investments Corp. (Industrial Conglomerates)	$3,033
		6,420
	Poland — 0.31%
97,123	Bank Pekao SA (Banks)(b)	1,923
3,287	CD Projekt SA (Entertainment)	97
3,670	KGHM Polska Miedz SA (Metals & Mining)	106
4,503	Powszechny Zaklad Ubezpieczen SA (Insurance)(b)	36
		2,162
	Qatar — 0.69%
46,759	Industries Qatar QSC (Industrial Conglomerates)	164
328,215	Masraf Al Rayan (Banks)	286
370,757	Mesaieed Petrochemical Holding Co. (Chemicals)	217
121,012	Qatar Fuel QSC (Oil, Gas & Consumable Fuels)	597
55,762	Qatar International Islamic Bank QSC (Banks)	159
187,807	Qatar Islamic Bank SAQ (Banks)	957
371,724	Qatar National Bank (Banks)	1,838
459,841	The Commercial Bank of Qatar QSC (Banks)	631
		4,849
	Russia — 0.00%
877,850	Gazprom PJSC (Oil, Gas & Consumable Fuels)(c)	—
280,855	Gazprom PJSC, ADR (Oil, Gas & Consumable Fuels)(a)(c)	—
32,986	LUKOIL (Oil, Gas & Consumable Fuels)(c)	—
23,471	LUKOIL PJSC, ADR (Oil, Gas & Consumable Fuels)(a)(c)	—
102,050	Novatek PJSC (Oil, Gas & Consumable Fuels)(c)	—
38,369	Polymetal International PLC (Metals & Mining)(a)(c)	—
3,734	Polyus PJSC (Metals & Mining)(a)(c)	—
357,956	Sberbank of Russia PJSC (Banks)(a)(c)	—
113,164	Severstal, Registered Shares, GDR (Metals & Mining)(a)(c)	—
125,880	Tatneft PJSC, Class - S (Oil, Gas & Consumable Fuels)(c)	—
766,486	The Moscow Exchange (Capital Markets)(a)(c)	—
814,600,000	VTB Bank PJSC (Banks)(a)(c)	—
31,318	Yandex NV, Class A (Interactive Media & Services)(a)(c)	—
		—
	Saudi Arabia — 3.58%
188,707	Al Rajhi Bank (Banks)(a)	3,778
4,497	Almarai Co. JSC (Food Products)	64
77,181	Banque Saudi Fransi (Banks)	834

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Saudi Arabia (continued)
21,193	Bupa Arabia For Cooperative Insurance Co. (Insurance)	$811
382,830	Dar Al Arkan Real Estate Development Co. (Real Estate Management & Development)(a)	1,184
1,354	Dr. Sulaiman Al Habib Medical Services Group Co. (Health Care Providers & Services)	80
38,940	Elm Co. (IT Services)	3,442
224,771	Emaar Economic City (Real Estate Management & Development)(a)	499
17,324	Mobile Telecommunications Co. (Wireless Telecommunication Services)(a)	46
144,652	National Commercial Bank (Banks)	1,944
172,781	Riyad Bank (Banks)	1,462
59,797	SABIC Agri-Nutrients Co. (Chemicals)	2,327
46,591	Sahara International Petrochemical Co. (Chemicals)	421
196,682	Saudi Arabian Mining Co. (Metals & Mining)(a)	3,387
16,373	Saudi Arabian Oil Co. (Oil, Gas & Consumable Fuels)	140
62,760	Saudi Basic Industries Corp. (Chemicals)	1,493
72,167	Saudi Industrial Investment Group (Chemicals)	422
127,544	Saudi Kayan Petrochemical Co. (Chemicals)(a)	464
6,543	Saudi Tadawul Group Holding Co. (Capital Markets)	315
121,265	Saudi Telecom Co. (Diversified Telecommunication Services)(b)	1,181
71,146	The Saudi British Bank (Banks)(b)	738
37,378	The Savola Group (Food Products)	273
		25,305
	South Africa — 2.96%
8,100	Absa Group Ltd. (Banks)	92
7,411	Anglo American Platinum Ltd. (Metals & Mining)	622
59,086	AngloGold Ashanti Ltd. (Metals & Mining)	1,146
11,124	Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)	89
61,875	Bid Corp. Ltd. (Food & Staples Retailing)	1,202
31,869	Bidvest Group Ltd. (Industrial Conglomerates)	402
6,145	Capitec Bank Holdings Ltd. (Banks)	673
229,901	Discovery Ltd. (Insurance)(a)(b)	1,670
583,993	FirstRand Ltd. (Diversified Financial Services)	2,136
57,103	Gold Fields Ltd. (Metals & Mining)(b)	592
399,656	Growthpoint Properties Ltd. (Equity Real Estate Investment Trusts)(b)	342
48,655	Impala Platinum Holdings Ltd. (Metals & Mining)	611
32,304	Mr. Price Group Ltd. (Specialty Retail)	302

Shares	Security Description	Value (000)
	South Africa (continued)
270,984	MTN Group Ltd. (Wireless Telecommunication Services)	$2,031
79,012	MultiChoice Group Ltd. (Media)	546
23,161	Naspers Ltd. (Media)	3,852
6,453	Nedbank Group Ltd. (Banks)(b)	81
144,156	Old Mutual Ltd. (Insurance)	89
15,002	Remgro Ltd. (Diversified Financial Services)	118
34,236	Sanlam Ltd. (Insurance)(b)	98
54,300	Sasol Ltd. (Chemicals)	862
9,822	Shoprite Holdings Ltd. (Food & Staples Retailing)	131
455,387	Sibanye Stillwater Ltd. (Metals & Mining)	1,199
198,044	Standard Bank Group Ltd. (Banks)	1,957
22,743	Woolworths Holdings Ltd. (Multiline Retail)(b)	89
		20,932
	South Korea — 9.07%
4,208	AmorePacific Corp. (Personal Products)^	458
7,593	Celltrion Healthcare Co. Ltd. (Health Care Providers & Services)(b)	348
13,082	Celltrion, Inc. (Biotechnology)(b)	1,661
2,884	CJ Cheiljedang Corp. (Food Products)	868
10,846	DB Insurance Co. Ltd. (Insurance)(b)	560
34,903	Doosan Enerbility Co. Ltd. (Electrical Equipment)(a)(b)	425
10,961	E-Mart Co. Ltd. (Food & Staples Retailing)	850
1,990	GS Holdings Corp. (Industrial Conglomerates)	69
25,499	Hana Financial Group, Inc. (Banks)	848
2,925	Hankook Tire & Technology Co. Ltd. (Auto Components)	72
25,998	Hanon Systems (Auto Components)	166
8,787	HLB, Inc. (Leisure Products)(a)	197
16,423	HMM Co. Ltd. (Marine)	254
5,698	Hotel Shilla Co. Ltd. (Specialty Retail)	374
23,284	Hyundai Engineering & Construction Co. Ltd. (Construction & Engineering)	643
8,869	Hyundai Mobis Co. Ltd. (Auto Components)	1,406
12,780	Hyundai Motor Co. Ltd. (Automobiles)	1,526
11,325	Industrial Bank of Korea (Banks)	88
28,976	Kakao Corp. (Interactive Media & Services)	1,217
16,639	KakaoBank Corp. (Banks)(a)	320
61,371	Kangwon Land, Inc. (Hotels, Restaurants & Leisure)^(a)	1,126
37,692	KB Financial Group, Inc. (Banks)(b)	1,446
34,438	Kia Motors Corp. (Automobiles)	1,615
77,662	Korea Electric Power Corp. (Electric Utilities)(a)	1,339
9,376	Korea Shipbuilding & Offshore Engineering Co. Ltd. (Machinery)(a)	524
5,017	Krafton, Inc. (Entertainment)(a)	667
35,580	KT&G Corp. (Tobacco)(b)	2,575

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea (continued)
7,095	Kumho Petrochemical Co. Ltd. (Chemicals)	$707
4,203	LG Chem Ltd. (Chemicals)	1,994
35,797	LG Display Co. Ltd. (Electronic Equipment, Instruments & Components)	352
500	LG Energy Solution (Electrical Equipment)(a)	172
1,179	LG H&H Co. Ltd. (Personal Products)	673
2,237	LG Innotek Co. Ltd. (Electronic Equipment, Instruments & Components)^	447
65,000	Mirae Asset Daewoo Co. Ltd. (Capital Markets)	313
11,210	Naver Corp. (Interactive Media & Services)	1,574
138,644	Pan Ocean Co. Ltd. (Marine)	628
7,647	Pearl Abyss Corp. (Entertainment)(a)	254
9,090	POSCO Chemical Co. Ltd. (Construction Materials)	1,294
8,136	POSCO Holdings, Inc. (Metals & Mining)	1,779
2,836	Samsung Biologics Co. Ltd. (Life Sciences Tools & Services)(a)	1,841
9,149	Samsung Electro-Mechanics Co. Ltd. (Electronic Equipment, Instruments & Components)	944
413,926	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	18,105
54,624	Samsung Engineering Co. Ltd. (Construction & Engineering)(a)(b)	961
7,638	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	1,208
4,007	Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	1,873
60,008	Shinhan Financial Group Co. Ltd. (Banks)	1,671
45,837	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	2,719
433	SK IE Technology Co. Ltd. (Chemicals)(a)	18
8,885	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)(a)	1,082
15,950	SK Square Co. Ltd. (Semiconductors & Semiconductor Equipment)(a)	423
22,426	Woongjin Coway Co. Ltd. (Household Durables)	991
57,981	Woori Financial Group, Inc. (Banks)	530
		64,195
	Taiwan — 10.95%
55,904	Airtac International Group (Machinery)	1,694
495,672	ASE Technology Holding Co. Ltd., Class - H (Semiconductors & Semiconductor Equipment)	1,514
745,971	Asia Cement Corp. (Construction Materials)	995
116,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	1,013

Shares	Security Description	Value (000)
	Taiwan (continued)
110,000	Catcher Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	$605
1,077,000	Cheng Shin Rubber Industry Co. Ltd. (Auto Components)	1,188
4,428,000	China Development Financial Holding Corp. (Banks)	1,815
280,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	1,030
1,248,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	936
63,000	Eclat Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)	1,016
12,000	eMemory Technology, Inc. (Semiconductors & Semiconductor Equipment)	521
94,000	Evergreen Marine Corp. Ltd. (Marine)	499
649,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	1,392
748,342	Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	1,371
55,000	Globalwafers Co. Ltd. (Semiconductors & Semiconductor Equipment)	765
946,000	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	3,075
986,450	Innolux Corp. (Electronic Equipment, Instruments & Components)	355
1,142,000	Inventec Corp. (Technology Hardware, Storage & Peripherals)	975
15,000	Largan Precision Co. Ltd. (Electronic Equipment, Instruments & Components)	996
720,554	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	1,496
106,962	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	2,175
2,775,163	Mega Financial Holding Co. Ltd. (Banks)	2,741
28,000	Nan Ya Printed Circuit Board Corp. (Electronic Equipment, Instruments & Components)	207
230,000	Nanya Technology Corp. (Semiconductors & Semiconductor Equipment)(b)	383
78,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	801
680,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	1,405
495,620	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	552

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
425,000	Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	$1,000
863,232	Ruentex Development Co. Ltd. (Real Estate Management & Development)	1,215
825,900	Synnex Technology International Corp. (Electronic Equipment, Instruments & Components)	1,591
1,259,110	Taiwan Cement Corp. (Construction Materials)	1,379
276,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	850
2,207,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	32,208
470,369	The Shanghai Commercial & Savings Bank Ltd. (Banks)	674
163,000	Unimicron Technology Corp. (Electronic Equipment, Instruments & Components)	636
801,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	1,061
81,000	Win Semiconductors Corp. (Semiconductors & Semiconductor Equipment)	360
661,000	Winbond Electronics Corp. (Semiconductors & Semiconductor Equipment)	422
714,400	WPG Holdings Ltd. (Electronic Equipment, Instruments & Components)	1,118
43,775	Yageo Corp. (Electronic Equipment, Instruments & Components)	642
241,000	Yang Ming Marine Transport Corp. (Marine)	514
3,274,864	Yuanta Financial Holding Co. Ltd. (Capital Markets)	2,312
		77,497
	Thailand — 2.16%
264,700	Advanced Info Service Public Co. Ltd., Class - F (Wireless Telecommunication Services)	1,491
379,300	Airports of Thailand PCL (Transportation Infrastructure)(a)	822
691,100	Berli Jucker PCL (Food & Staples Retailing)	704
728,100	BTS Group Holdings PCL (Road & Rail)	177
171,633	Central Retail Corp.-Local (Multiline Retail)	229
45,500	Delta Electronics Thailand PCL - NVDR (Electronic Equipment, Instruments & Components)	1,091
174,000	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,622

Shares	Security Description	Value (000)
	Thailand (continued)
688,700	Energy Absolute PCL (Independent Power and Renewable Electricity Producers)	$1,928
1,418,800	Gulf Energy Development PCL (Independent Power and Renewable Electricity Producers)	2,263
89,800	Indorama Ventures PCL - NVDR (Chemicals)	106
1,724,700	Krung Thai Bank Public Co. Ltd., Registered Shares (Banks)	882
682,900	Minor International PCL (Hotels, Restaurants & Leisure)(a)	636
93,800	Muangthai Capital PCL (Consumer Finance)	103
429,142	PTT Chemical Public Co. Ltd. (Chemicals)	586
272,575	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	1,389
361,600	SCB X PCL (Banks)	1,117
98,100	Thai Oil Public Co. Ltd. (Oil, Gas & Consumable Fuels)	159
		15,305
	Turkey — 0.47%
435,775	Aselsan Elektronik Sanayi Ve Ticaret AS (Aerospace & Defense)	1,449
39,242	BIM Birlesik Magazalar A/S (Food & Staples Retailing)	288
266,822	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	589
1	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class - D (Metals & Mining)	—
8,327	Sasa Polyester Sanayi AS (Chemicals)(a)	49
482,245	Turkcell Iletisim Hizmetleri A/S (Wireless Telecommunication Services)	978
		3,353
	United Arab Emirates — 0.77%
421,761	Abu Dhabi Commercial Bank PJSC (Banks)	1,034
775,182	Dubai Islamic Bank PJSC (Banks)	1,203
88,006	Emirates Telecommunications Group Co. PJSC (Diversified Telecommunication Services)	548
517,479	First Abu Dhabi Bank PJSC (Banks)	2,409
154,208	Multiply Group PJSC (Industrial Conglomerates)(a)	195
49,698	Q Holding PJSC (Industrial Conglomerates)(a)	54
		5,443
	United States — 0.79%
21,795	Southern Copper Corp. (Metals & Mining)	1,316
78,444	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	4,287
		5,603
	Total Common Stocks	584,133

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Shares	Security Description	Value (000)
	Preferred Stocks — 1.19%
	Brazil — 0.57%
675,688	Banco Bradesco SA — Preferred (Banks)(b)	$1,939
444,892	Cia Energetica de Minas Gerais — Preferred (Electric Utilities)	939
24,400	Gerdau SA — Preferred (Metals & Mining)	136
227,800	Petroleo Brasileiro SA — Preferred (Oil, Gas & Consumable Fuels)	1,057
		4,071
	Chile — 0.10%
8,573	Sociedad Quimica y Minera de Chile SA — Preferred, B Shares (Chemicals)	694
	South Korea — 0.52%
11,127	Hyundai Motor Co. — Preferred (Automobiles)	650
6,687	Hyundai Motor Co. — Preferred (Automobiles)	391
1,665	LG Chem Ltd. — Preferred (Chemicals)	365
57,211	Samsung Electronics Co. Ltd. — Preferred (Technology Hardware, Storage & Peripherals)	2,286
		3,692
	Total Preferred Stocks	8,457
	Right — 0.00%
	Brazil — 0.00%
3	Localiza Rent a Car SA, 2/1/23 (Road & Rail)(a)	—
	Total Right	—
	Investment Companies — 7.87%
161,796	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.04%^^(d)	162
55,528,537	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.09%(d)	55,528
	Total Investment Companies	55,690

Shares	Security Description	Value (000)
	Purchased Options on Futures — 0.02%
	Total Purchased Options on Futures	$155
	Total Investments (cost $642,811) — 91.63%	648,435
	Other assets in excess of liabilities — 8.37%	59,250
	Net Assets — 100.00%	$707,685

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of December 31, 2022.

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2022.

(a)	Represents non-income producing security.

(b)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	Security was valued using significant unobservable inputs as of December 31, 2022.

(d)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-Voting Depository Receipt

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2022.

The Emerging Markets Portfolio	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	XY Investments (HK) Limited	Total
Common Stocks	82.55%	—	—	82.55%
Preferred Stocks	1.19%	—	—	1.19%
Rights	0.00%	—	—	0.00%
Investment Companies	1.06%	6.81%	—	7.87%
Purchased Options on Futures	—	0.02%	—	0.02%
Other Assets (Liabilities)	-0.12%	1.45%	7.04%	8.37%
Total Net Assets	84.68%	8.28%	7.04%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2022.

Futures Contracts Purchased*

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
MSCI Emerging Markets Index Future	1,418	3/17/23	$68,021	$(1,079)
			$68,021	$(1,079)

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2022.

Futures Contracts Sold*

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	3	3/17/23	$579	$28
			$579	$28
	Total Unrealized Appreciation			$28
	Total Unrealized Depreciation			(1,079)
	Total Net Unrealized Appreciation/(Depreciation)			$(1,051)

*	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Options on Futures Contracts

Exchange-traded options on futures contacts written as of December 31, 2022 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	6	$1,137	$3,790.00	1/20/23	$(14)
E-Mini S&P 500 Future Option	Put	5	838	3,350.00	1/20/23	(1)
E-Mini S&P 500 Future Option	Put	6	1,146	3,820.00	1/20/23	(17)
E-Mini S&P 500 Future Option	Put	5	940	3,760.00	1/20/23	(10)
E-Mini S&P 500 Future Option	Put	4	660	3,300.00	1/20/23	—
E-Mini S&P 500 Future Option	Put	10	1,870	3,740.00	1/31/23	(24)
E-Mini S&P 500 Future Option	Put	4	708	3,540.00	1/31/23	(3)
E-Mini S&P 500 Future Option	Put	12	2,142	3,570.00	1/31/23	(10)
E-Mini S&P 500 Future Option	Put	4	720	3,600.00	1/31/23	(4)
E-Mini S&P 500 Future Option	Put	9	1,625	3,610.00	1/31/23	(9)
E-Mini S&P 500 Future Option	Put	4	700	3,500.00	1/31/23	(2)
E-Mini S&P 500 Future Option	Put	5	918	3,670.00	1/31/23	(8)
E-Mini S&P 500 Future Option	Put	4	750	3,750.00	1/31/23	(10)
E-Mini S&P 500 Future Option	Put	6	1,152	3,840.00	1/31/23	(23)
E-Mini S&P 500 Future Option	Put	8	1,464	3,660.00	1/31/23	(12)
E-Mini S&P 500 Future Option	Put	10	1,805	3,610.00	2/17/23	(21)
E-Mini S&P 500 Future Option	Put	4	714	3,570.00	2/17/23	(7)
E-Mini S&P 500 Future Option	Put	4	706	3,530.00	2/17/23	(6)
E-Mini S&P 500 Future Option	Put	11	1,925	3,500.00	2/17/23	(13)

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	4	$694	$3,470.00	2/17/23	$(4)
E-Mini S&P 500 Future Option	Put	4	690	3,450.00	2/17/23	(4)
E-Mini S&P 500 Future Option	Put	6	1,026	3,420.00	2/17/23	(5)
E-Mini S&P 500 Future Option	Put	3	540	3,600.00	2/17/23	(6)
E-Mini S&P 500 Future Option	Put	4	726	3,630.00	2/17/23	(9)
E-Mini S&P 500 Future Option	Put	6	1,125	3,750.00	2/17/23	(23)
E-Mini S&P 500 Future Option	Put	4	728	3,640.00	2/17/23	(10)
E-Mini S&P 500 Future Option	Put	4	714	3,570.00	2/28/23	(9)
E-Mini S&P 500 Future Option	Put	5	890	3,560.00	2/28/23	(10)
E-Mini S&P 500 Future Option	Put	4	694	3,470.00	2/28/23	(5)
E-Mini S&P 500 Future Option	Put	5	855	3,420.00	2/28/23	(5)
E-Mini S&P 500 Future Option	Put	4	680	3,400.00	2/28/23	(4)
E-Mini S&P 500 Future Option	Put	14	2,449	3,500.00	2/28/23	(22)
						$(310)

Exchanged-traded options on futures contacts purchased as of December 31, 2022 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	4	$720	$3,600.00	1/20/23	$2
E-Mini S&P 500 Future Option	Put	3	548	3,650.00	1/20/23	3
E-Mini S&P 500 Future Option	Put	4	740	3,700.00	1/20/23	5
E-Mini S&P 500 Future Option	Put	5	962	3,850.00	1/20/23	18
E-Mini S&P 500 Future Option	Put	3	593	3,950.00	1/20/23	19
E-Mini S&P 500 Future Option	Put	5	974	3,900.00	1/31/23	26
E-Mini S&P 500 Future Option	Put	3	600	4,000.00	1/31/23	26
E-Mini S&P 500 Future Option	Put	4	770	3,850.00	1/31/23	17
E-Mini S&P 500 Future Option	Put	3	593	3,950.00	2/17/23	25
E-Mini S&P 500 Future Option	Put	3	570	3,800.00	2/17/23	14
						$155

Total Return Swap Agreements
Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.50%	37 Interactive Entertainment Network Technology Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$6	$—	$—	$—
Receive	0.50%	Accelink Technologies Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	0.50%	Advanced Micro-Fabrication Equipment, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	0.50%	Aier Eye Hospital Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	76	5	—	5
Receive	0.50%	AIMA Technology Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	209	(31)	—	(31)
Receive	0.50%	Amoy Diagnostics Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	10	—	—	—

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Total Return Swap Agreements
Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.50%	An Hui Wenergy Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$65	$(2)	$—	$(2)
Receive	0.50%	Angel Yeast Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	6	—	—	—
Receive	0.50%	Anhui Anke Biotechnology Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	97	(8)	—	(8)
Receive	0.50%	Anhui Construction Engineering Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	0.50%	Anhui Expressway Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	190	9	—	9
Receive	0.50%	Anhui Guangxin Agrochemical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	44	—	—	—
Receive	0.50%	Anhui Honglu Steel Construction Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	0.50%	Anhui Jinhe Industrial Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	161	(11)	—	(11)
Receive	0.50%	Anhui Kouzi Distillery Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.50%	Anhui Transport Consulting & Design Institute Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	28	—	—	—
Receive	0.50%	Anhui Yingjia Distillery Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	0.50%	Anji Microelectronics Technology Shanghai Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	67	(7)	—	(7)
Receive	0.50%	Anjoy Foods Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	33	3	—	3
Receive	0.50%	Apeloa Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	0.50%	ApicHope Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	6	—	—	—
Receive	0.50%	Asymchem Laboratories Tianjin Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	210	18	—	18
Receive	0.50%	Autel Intelligent Technology Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	8	—	—	—
Receive	0.50%	Avary Holding Shenzhen Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	333	(19)	—	(19)
Receive	0.50%	Bafang Electric Suzhou Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	(1)	—	(1)
Receive	0.50%	Bank of Chengdu Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	210	5	—	5

Receive	0.50%	Bank of Hangzhou Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	211	(7)	—	(7)
Receive	0.50%	Bank of Jiangsu Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	1,056	44	—	44
Receive	0.50%	Bank of Nanjing Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	76	5	—	5

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Total Return Swap Agreements
Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.50%	Bank of Ningbo Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$236	$62	$—	$62
Receive	0.50%	Bank of Suzhou Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	188	29	—	29
Receive	0.50%	Bear Electric Appliance Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	23	—	—	—
Receive	0.50%	Beijing Capital Eco-Environment Protection Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	173	2	—	2
Receive	0.50%	Beijing Career International Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	37	—	—	—
Receive	0.50%	Beijing Dabeinong Technology Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	9	—	—	—
Receive	0.50%	Beijing Easpring Material Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	19	(1)	—	(1)
Receive	0.50%	Beijing Jingyuntong Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	106	(9)	—	(9)
Receive	0.50%	Beijing Kingsoft Office Software, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	18	1	—	1
Receive	0.50%	Beijing New Building Materials PLC A-shares	Morgan Stanley	2/5/24	At Maturity	22	1	—	1
Receive	0.50%	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	44	—	—	—
Receive	0.50%	Beijing Shunxin Agriculture Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	18	—	—	—
Receive	0.50%	Beijing Ultrapower Software Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	140	(1)	—	(1)
Receive	0.50%	Beijing United Information Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	221	(40)	—	(40)
Receive	0.50%	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	34	(4)	—	(4)
Receive	0.50%	Bestway Marine & Energy Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	32	(1)	—	(1)
Receive	0.50%	Bethel Automotive Safety Systems Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	21	—	—	—
Receive	0.50%	Beyondsoft Corp. A-shares	Morgan Stanley	2/5/24	At Maturity	387	(9)	—	(9)
Receive	0.50%	Biem.L.Fdlkk Garment Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	33	2	—	2
Receive	0.50%	BYD Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	812	(87)	—	(87)
Receive	0.50%	By-health Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	95	14	—	14
Receive	0.50%	Caitong Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	489	15	—	15
Receive	0.50%	Castech, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	299	3	—	3

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Total Return Swap Agreements
Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.50%	CETC Potevio Science&Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$9	$—	$—	$—
Receive	0.50%	Chacha Food Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	237	11	—	11
Receive	0.50%	Changchun Faway Automobile Components Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	10	—	—	—
Receive	0.50%	Changchun High & New Technology Industry Group, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	54	(3)	—	(3)
Receive	0.50%	Cheng De Lolo Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	71	(1)	—	(1)
Receive	0.50%	Chengdu ALD Aviation Manufacturing Corp. A-shares	Morgan Stanley	2/5/24	At Maturity	21	1	—	1
Receive	0.50%	Chengdu CORPRO Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	0.50%	Chengdu Fusen Noble-House Industrial Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	6	—	—	—
Receive	0.50%	Chengdu Hongqi Chain Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	154	15	—	15
Receive	0.50%	Chengdu Leejun Industrial Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	1	—	—	—
Receive	0.50%	Chengdu RML Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	10	—	—	—
Receive	0.50%	Chengxin Lithium Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	191	(33)	—	(33)
Receive	0.50%	China CITIC Bank Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	0.50%	China Design Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	38	(1)	—	(1)
Receive	0.50%	China Galaxy Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	185	(8)	—	(8)
Receive	0.50%	China Jushi Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	163	3	—	3
Receive	0.50%	China Kings Resources Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	0.50%	China Life Insurance Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	78	1	—	1
Receive	0.50%	China Longyuan Power Group Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	8	—	—	—
Receive	0.50%	China Merchants Bank Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	723	101	—	101
Receive	0.50%	China Merchants Energy Shipping Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	(1)	—	(1)
Receive	0.50%	China Merchants Property Operation & Service Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	23	(1)	—	(1)
Receive	0.50%	China Merchants Shekou Industrial Zone Holdings Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	—	—	—

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Total Return Swap Agreements
Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.50%	China National Accord Medicines myCorp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$24	$—	$—	$—
Receive	0.50%	China Pacific Insurance Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	141	1	—	1
Receive	0.50%	China Railway Group Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	6	(1)	—	(1)
Receive	0.50%	China Railway Signal & Communication Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	8	—	—	—
Receive	0.50%	China Resources Boya Bio-pharmaceutical Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	9	2	—	2
Receive	0.50%	China Resources Microelectronics Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	60	(2)	—	(2)
Receive	0.50%	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	0.50%	China Shenhua Energy Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	19	(1)	—	(1)
Receive	0.50%	China Southern Airlines Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	—	—	—
Receive	0.50%	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	119	(8)	—	(8)
Receive	0.50%	China State Construction Engineering Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	175	(3)	—	(3)
Receive	0.50%	China Testing & Certification International Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	100	5	—	5
Receive	0.50%	China Three Gorges Renewables Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.50%	China Tourism Group Duty Free Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	66	9	—	9
Receive	0.50%	China Tungsten And Hightech Materials Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	10	—	—	—
Receive	0.50%	China United Network Communications Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	21	(2)	—	(2)
Receive	0.50%	China Vanke Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	173	(3)	—	(3)
Receive	0.50%	China Zhenhua Group Science & Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	40	(2)	—	(2)
Receive	0.50%	China Zheshang Bank Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	77	(3)	—	(3)
Receive	0.50%	Chinalin Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	—	—	—
Receive	0.50%	Chinese Universe Publishing and Media Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	28	—	—	—
Receive	0.50%	Chongqing Brewery Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	79	17	—	17

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Total Return Swap Agreements
Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.50%	Chongqing Changan Automobile Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$6	$(1)	$—	$(1)
Receive	0.50%	Chongqing Department Store Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	9	1	—	1
Receive	0.50%	Chongqing Fuling Electric Power Industrial Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	142	19	—	19
Receive	0.50%	Chongqing Zongshen Power Machinery Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.50%	Chow Tai Seng Jewellery Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	19	—	—	—
Receive	0.50%	CIMC Vehicles Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	21	(1)	—	(1)
Receive	0.50%	Citic Pacific Special Steel Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	11	—	—	—
Receive	0.50%	CITIC Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	51	(1)	—	(1)
Receive	0.50%	Contemporary Amperex Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	1,027	(155)	—	(155)
Receive	0.50%	COSCO SHIPPING Holdings Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	77	(14)	—	(14)
Receive	0.50%	CQ Pharmaceutical Holding Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	6	—	—	—
Receive	0.50%	CSG Holding Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	61	(4)	—	(4)
Receive	0.50%	CSPC Innovation Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	7	—	—	—
Receive	0.50%	CTS International Logistics Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	(1)	—	(1)
Receive	0.50%	Daan Gene Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	116	(12)	—	(12)
Receive	0.50%	Dajin Heavy Industry Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.50%	Daqin Railway Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	38	2	—	2
Receive	0.50%	DBG Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	8	—	—	—
Receive	0.50%	DeHua TB New Decoration Materials Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	0.50%	Do-Fluoride New Materials Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.50%	Dong-E-E-Jiao Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	117	4	—	4
Receive	0.50%	Dongfang Electric Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	10	1	—	1
Receive	0.50%	Dongfang Electronics Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	55	1	—	1

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Total Return Swap Agreements
Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.50%	Dongguan Aohai Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$22	$(1)	$—	$(1)
Receive	0.50%	Dongguan Development Holdings Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	1	—	—	—
Receive	0.50%	Dongguan Yiheda Automation Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	18	(1)	—	(1)
Receive	0.50%	Dongxing Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	62	(1)	—	(1)
Receive	0.50%	East Money Information Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	57	(1)	—	(1)
Receive	0.50%	Eastern Air Logistics Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	293	(10)	—	(10)
Receive	0.50%	Eastroc Beverage Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	11	2	—	2
Receive	0.50%	Electric Connector Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	0.50%	ENN Natural Gas Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	48	—	—	—
Receive	0.50%	Eoptolink Technology Inc Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	267	(19)	—	(19)
Receive	0.50%	Estun Automation Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.50%	Eve Energy Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	149	4	—	4
Receive	0.50%	Everbright Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	239	—	—	—
Receive	0.50%	FAWER Automotive Parts Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	31	(1)	—	(1)
Receive	0.50%	First Tractor Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	7	—	—	—
Receive	0.50%	Flat Glass Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	0.50%	Focus Media Information Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	25	1	—	1
Receive	0.50%	Foxconn Industrial Internet Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	494	(8)	—	(8)
Receive	0.50%	Fujian Sunner Development Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	6	—	—	—
Receive	0.50%	Fuyao Glass Industry Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	337	3	—	3
Receive	0.50%	Ganfeng Lithium Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	546	(91)	—	(91)
Receive	0.50%	Gansu Qilianshan Cement Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	189	(8)	—	(8)
Receive	0.50%	Gaona Aero Material Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	15	(2)	—	(2)

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Total Return Swap Agreements
Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.50%	G-bits Network Technology Xiamen Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$18	$1	$—	$1
Receive	0.50%	GD Power Development Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	91	—	—	—
Receive	0.50%	Gemdale Corp. A-shares	Morgan Stanley	2/5/24	At Maturity	72	(3)	—	(3)
Receive	0.50%	GEPIC Energy Development Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	24	(1)	—	(1)
Receive	0.50%	GF Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	6	—	—	—
Receive	0.50%	Ginlong Technologies Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.50%	Glarun Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	1	—	—	—
Receive	0.50%	Glodon Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	131	27	—	27
Receive	0.50%	GoodWe Technologies Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	9	—	—	—
Receive	0.50%	Gree Electric Appliances, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	333	10	—	10
Receive	0.50%	Guangdong Electric Power Development Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	0.50%	Guangdong Haid Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	37	2	—	2
Receive	0.50%	Guangdong Hybribio Biotech Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	610	(74)	—	(74)
Receive	0.50%	Guangdong Jia Yuan Technology Shares Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	17	—	—	—
Receive	0.50%	Guangdong Shenglu Telecommunication Tech Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	120	(3)	—	(3)
Receive	0.50%	Guangdong South New Media Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	155	20	—	20
Receive	0.50%	Guangdong Tapai Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	8	—	—	—
Receive	0.50%	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.50%	Guanghui Energy Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	259	(27)	—	(27)
Receive	0.50%	Guangxi Guiguan Electric Power Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	109	(1)	—	(1)
Receive	0.50%	Guangxi Liugong Machinery Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	7	—	—	—
Receive	0.50%	Guangzhou Great Power Energy & Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	8	—	—	—
Receive	0.50%	Guangzhou GRG Metrology & Test Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	20	(1)	—	(1)

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Total Return Swap Agreements
Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.50%	Guangzhou Haige Communications Group, Inc. Co. A-shares	Morgan Stanley	2/5/24	At Maturity	$339	$(10)	$—	$(10)
Receive	0.50%	Guangzhou Kingmed Diagnostics Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	440	54	—	54
Receive	0.50%	Guangzhou Restaurant Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	50	5	—	5
Receive	0.50%	Guangzhou Shiyuan Electronic Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	6	—	—	—
Receive	0.50%	Guangzhou Sie Consulting Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.50%	Guangzhou Tinci Materials Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	179	(6)	—	(6)
Receive	0.50%	Guangzhou Zhujiang Brewery Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	42	—	—	—
Receive	0.50%	Guizhou Zhenhua E-chem, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	125	(11)	—	(11)
Receive	0.50%	Guolian Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	0.50%	Guotai Junan Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	71	(2)	—	(2)
Receive	0.50%	Guoyuan Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	188	(10)	—	(10)
Receive	0.50%	Haier Smart Home Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	362	17	—	17
Receive	0.50%	Hainan Haide Capital Management Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	134	3	—	3
Receive	0.50%	Hand Enterprise Solutions Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	7	—	—	—
Receive	0.50%	Hang Zhou Great Star Industrial Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	8	(1)	—	(1)
Receive	0.50%	Hangcha Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	6	—	—	—
Receive	0.50%	Hangzhou Binjiang Real Estate Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	0.50%	Hangzhou Chang Chuan Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	17	(2)	—	(2)
Receive	0.50%	Hangzhou First Applied Material Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	—	—	—
Receive	0.50%	Hangzhou Haoyue Personal Care Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	120	3	—	3
Receive	0.50%	Hangzhou Robam Appliances Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	64	4	—	4
Receive	0.50%	Hangzhou Silan Microelectronics Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	—	—	—
Receive	0.50%	Hebei Hengshui Laobaigan Liquor Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	35	—	—	—

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Total Return Swap Agreements
Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.50%	Hebei Sinopack Electronic Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$1	$—	$—	$—
Receive	0.50%	Hefei Meiya Optoelectronic Technology, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	7	—	—	—
Receive	0.50%	Heilongjiang Agriculture Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	189	(6)	—	(6)
Receive	0.50%	Henan Lingrui Pharmaceutical Co. A-shares	Morgan Stanley	2/5/24	At Maturity	289	(14)	—	(14)
Receive	0.50%	Henan Shenhuo Coal & Power Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	44	—	—	—
Receive	0.50%	Henan Shuanghui Investment & Development Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	52	1	—	1
Receive	0.50%	Henan Yuguang Gold & Lead Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	6	—	—	—
Receive	0.50%	Hengtong Optic-electric Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	8	(1)	—	(1)
Receive	0.50%	Hexing Electrical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	30	—	—	—
Receive	0.50%	Hithink RoyalFlush Information Network Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	191	7	—	7
Receive	0.50%	Hongfa Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	206	(1)	—	(1)
Receive	0.50%	Huadian Power International Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	1	—	1
Receive	0.50%	Huagong Tech Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	11	(1)	—	(1)
Receive	0.50%	Huaibei Mining Holdings Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	50	(2)	—	(2)
Receive	0.50%	Huali Industrial Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	13	2	—	2
Receive	0.50%	Huaxin Cement Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.50%	Huayu Automotive Systems Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	119	(2)	—	(2)
Receive	0.50%	Hubei Dinglong Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	9	1	—	1
Receive	0.50%	Hubei Feilihua Quartz Glass Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	76	5	—	5
Receive	0.50%	Hubei Jumpcan Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	91	(8)	—	(8)
Receive	0.50%	Huizhou Desay Sv Automotive Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	31	(2)	—	(2)
Receive	0.50%	Humanwell Healthcare Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.50%	Hunan Changyuan Lico Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	14	(1)	—	(1)

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Total Return Swap Agreements
Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.50%	Hunan TV & Broadcast Intermediary Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$17	$—	$—	$—
Receive	0.50%	Hunan Valin Steel Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	61	—	—	—
Receive	0.50%	Hunan Zhongke Electric Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	0.50%	Hundsun Technologies, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	62	2	—	2
Receive	0.50%	Hytera Communications Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	7	—	—	—
Receive	0.50%	Imeik Technology Development Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	85	13	—	13
Receive	0.50%	Industrial Bank Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	172	16	—	16
Receive	0.50%	Inner Mongolia Dazhong Mining Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	6	(1)	—	(1)
Receive	0.50%	Inner Mongolia Dian Tou Energy Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.50%	Inner Mongolia Yili Industrial Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	77	—	—	—
Receive	0.50%	Jade Bird Fire Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	0.50%	Jiangsu Bioperfectus Technologies Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	39	(7)	—	(7)
Receive	0.50%	Jiangsu Changshu Rural Commercial Bank Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	138	15	—	15
Receive	0.50%	Jiangsu Cnano Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	26	—	—	—
Receive	0.50%	Jiangsu Guotai International Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	163	(4)	—	(4)
Receive	0.50%	Jiangsu Hengrui Pharmaceuticals Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	28	(1)	—	(1)
Receive	0.50%	Jiangsu King’s Luck Brewery JSC Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	248	63	—	63
Receive	0.50%	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	219	(7)	—	(7)
Receive	0.50%	Jiangsu Linyang Energy Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	—	—	—
Receive	0.50%	Jiangsu Lopal Tech Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	6	(1)	—	(1)
Receive	0.50%	Jiangsu Pacific Quartz Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	50	3	—	3
Receive	0.50%	Jiangsu ToLand Alloy Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	0.50%	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	139	13	—	13

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Total Return Swap Agreements
Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.50%	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$3	$—	$—	$—
Receive	0.50%	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	196	8	—	8
Receive	0.50%	Jiangxi Copper Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	15	—	—	—
Receive	0.50%	Jiangxi Jovo Energy Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	34	(3)	—	(3)
Receive	0.50%	Jiangxi Zhengbang Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	7	1	—	1
Receive	0.50%	Jinghua Pharmaceutical Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	9	(1)	—	(1)
Receive	0.50%	Jingjin Equipment, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	11	—	—	—
Receive	0.50%	Jizhong Energy Resources Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	184	(1)	—	(1)
Receive	0.50%	Joincare Pharmaceutical Group Industry Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	0.50%	Joinn Laboratories China Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	11	—	—	—
Receive	0.50%	Jointown Pharmaceutical Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	35	(1)	—	(1)
Receive	0.50%	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	67	(1)	—	(1)
Receive	0.50%	Joyoung Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	99	(2)	—	(2)
Receive	0.50%	Juewei Food Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	0.50%	Keda Industrial Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	85	(10)	—	(10)
Receive	0.50%	Kehua Data Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.50%	Keshun Waterproof Technologies Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	0.50%	Kidswant Children Products Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	0.50%	KingClean Electric Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	25	(2)	—	(2)
Receive	0.50%	Kingnet Network Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	23	(1)	—	(1)
Receive	0.50%	KPC Pharmaceuticals, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	18	(2)	—	(2)
Receive	0.50%	Kuang-Chi Technologies Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	59	(1)	—	(1)
Receive	0.50%	Kweichow Moutai Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2,122	(229)	—	(229)

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Total Return Swap Agreements
Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.50%	Lens Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$20	$(1)	$—	$(1)
Receive	0.50%	Lianhe Chemical Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	52	(4)	—	(4)
Receive	0.50%	Lier Chemical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	271	(6)	—	(6)
Receive	0.50%	Ligao Foods Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	7	1	—	1
Receive	0.50%	Livzon Pharmaceutical Group, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	12	—	—	—
Receive	0.50%	Lizhong Sitong Light Alloys Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	0.50%	LONGi Green Energy Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	661	(121)	—	(121)
Receive	0.50%	Longshine Technology Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	31	(2)	—	(2)
Receive	0.50%	Luenmei Quantum Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	37	(1)	—	(1)
Receive	0.50%	Luoyang Glass Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	1	—	—	—
Receive	0.50%	Luxi Chemical Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	39	(1)	—	(1)
Receive	0.50%	Luxshare Precision Industry Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	221	12	—	12
Receive	0.50%	Luzhou Laojiao Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	460	5	—	5
Receive	0.50%	Maccura Biotechnology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	8	(1)	—	(1)
Receive	0.50%	Mayinglong Pharmaceutical Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	53	(2)	—	(2)
Receive	0.50%	Meihua Holdings Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	133	(8)	—	(8)
Receive	0.50%	Metallurgical Corp of China Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	0.50%	Midea Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	266	27	—	27
Receive	0.50%	Milkyway Chemical Supply Chain Service Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	11	—	—	—
Receive	0.50%	Ming Yang Smart Energy Group Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	13	—	—	—
Receive	0.50%	Monalisa Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	1	—	—	—
Receive	0.50%	Montage Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	12	(1)	—	(1)
Receive	0.50%	Muyuan Foods Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	306	14	—	14

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Total Return Swap Agreements
Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.50%	Nanjing Gaoke Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$142	$(5)	$—	$(5)
Receive	0.50%	Nanjing Iron & Steel Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	56	(2)	—	(2)
Receive	0.50%	Nantong Jiangshan Agrochemical & Chemical LLC A-shares	Morgan Stanley	2/5/24	At Maturity	167	(2)	—	(2)
Receive	0.50%	NARI Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	14	(1)	—	(1)
Receive	0.50%	NAURA Technology Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	98	(4)	—	(4)
Receive	0.50%	New Hope Dairy Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	27	—	—	—
Receive	0.50%	Newland Digital Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	45	(1)	—	(1)
Receive	0.50%	Ningbo Deye Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	123	(7)	—	(7)
Receive	0.50%	Ningbo Huaxiang Electronic Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	204	(7)	—	(7)
Receive	0.50%	Ningbo Ronbay New Energy Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	—	—	—
Receive	0.50%	Ningbo Sanxing Medical Electric Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	58	—	—	—
Receive	0.50%	Ningbo Tuopu Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	58	(6)	—	(6)
Receive	0.50%	Ningbo Xusheng Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	23	(2)	—	(2)
Receive	0.50%	Ningxia Baofeng Energy Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.50%	Offshore Oil Engineering Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	270	51	—	51
Receive	0.50%	Olympic Circuit Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	130	(10)	—	(10)
Receive	0.50%	Orient Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	—	—	—
Receive	0.50%	Perfect World Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	11	2	—	2
Receive	0.50%	PetroChina Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	128	(3)	—	(3)
Receive	0.50%	PharmaBlock Sciences Nanjing, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.50%	Pharmaron Beijing Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	41	4	—	4
Receive	0.50%	Ping An Bank Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	343	81	—	81
Receive	0.50%	Ping An Insurance Group Co. of China Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	474	71	—	71

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Total Return Swap Agreements
Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.50%	Pingdingshan Tianan Coal Mining Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$64	$(7)	$—	$(7)
Receive	0.50%	POCO Holding Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.50%	Poly Developments and Holdings Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	46	(2)	—	(2)
Receive	0.50%	Porton Pharma Solutions Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	145	(11)	—	(11)
Receive	0.50%	Proya Cosmetics Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	1	—	—	—
Receive	0.50%	Puyang Huicheng Electronic Material Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	21	—	—	—
Receive	0.50%	Pylon Technologies Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	156	(11)	—	(11)
Receive	0.50%	Qianhe Condiment and Food Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	14	—	—	—
Receive	0.50%	Qilu Bank Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	80	—	—	—
Receive	0.50%	Qingdao Gaoce Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	67	(3)	—	(3)
Receive	0.50%	Qingdao Gon Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	1	—	—	—
Receive	0.50%	Qingdao Hiron Commercial Cold Chain Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	0.50%	Qingdao Port International Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	192	3	—	3
Receive	0.50%	Qinghai Salt Lake Industry Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	85	(7)	—	(7)
Receive	0.50%	Qinhuangdao Port Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	49	—	—	—
Receive	0.50%	Quectel Wireless Solutions Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.50%	Raytron Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	28	(1)	—	(1)
Receive	0.50%	Rianlon Corp. A-shares	Morgan Stanley	2/5/24	At Maturity	10	—	—	—
Receive	0.50%	Rockchip Electronics Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.50%	Rongan Property Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	50	47	—	47
Receive	—%	Rongan Property Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	51	(51)	—	(51)
Receive	0.50%	Runjian Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	1	—	—	—
Receive	0.50%	Sailun Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	6	—	—	—

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Total Return Swap Agreements
Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.50%	Sanquan Food Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$12	$—	$—	$—
Receive	0.50%	Sansure Biotech, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	49	(8)	—	(8)
Receive	0.50%	Satellite Chemical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	1	—	1
Receive	0.50%	Sealand Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	557	21	—	21
Receive	0.50%	Seazen Holdings Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	0.50%	SF Holding Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	17	2	—	2
Receive	0.50%	SG Micro Corp. A-shares	Morgan Stanley	2/5/24	At Maturity	128	—	—	—
Receive	0.50%	Shaanxi Coal Industry Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	11	—	—	—
Receive	0.50%	Shandong Buchang Pharmaceuticals Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	11	1	—	1
Receive	0.50%	Shandong Denghai Seeds Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.50%	Shandong Gold Mining Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	—	—	—
Receive	0.50%	Shandong Head Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	7	(1)	—	(1)
Receive	0.50%	Shandong Hualu Hengsheng Chemical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	42	1	—	1
Receive	0.50%	Shandong Humon Smelting Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	8	—	—	—
Receive	0.50%	Shandong Jinjing Science & Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	10	—	—	—
Receive	0.50%	Shandong Nanshan Aluminum Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	98	(3)	—	(3)
Receive	0.50%	Shandong Pharmaceutical Glass Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.50%	Shandong Weifang Rainbow Chemical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	114	1	—	1
Receive	0.50%	Shandong WIT Dyne Health Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	278	1	—	1
Receive	0.50%	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	9	1	—	1
Receive	0.50%	Shanghai Bolex Foods Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	1	—	—	—
Receive	0.50%	Shanghai Construction Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	7	—	—	—
Receive	0.50%	Shanghai Electric Power Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Total Return Swap Agreements
Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.50%	Shanghai Flyco Electrical Appliance Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$97	$(7)	$—	$(7)
Receive	0.50%	Shanghai Fudan Microelectronics Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	87	(11)	—	(11)
Receive	0.50%	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	21	—	—	—
Receive	0.50%	Shanghai Hanbell Precise Machinery Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	140	(9)	—	(9)
Receive	0.50%	Shanghai International Airport Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	0.50%	Shanghai International Port Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	17	—	—	—
Receive	0.50%	Shanghai Junshi Biosciences Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.50%	Shanghai Liangxin Electrical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	10	—	—	—
Receive	0.50%	Shanghai Lily & Beauty Cosmetics Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	1	—	1
Receive	0.50%	Shanghai Maling Aquarius Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	11	—	—	—
Receive	0.50%	Shanghai Pudong Construction Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	196	(5)	—	(5)
Receive	0.50%	Shanghai Putailai New Energy Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	112	(4)	—	(4)
Receive	0.50%	Shanghai Runda Medical Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	27	(2)	—	(2)
Receive	0.50%	Shanghai Rural Commercial Bank Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	18	—	—	—
Receive	0.50%	Shanghai Tongji Science & Technology Industrial Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	65	4	—	4
Receive	0.50%	Shanghai Tunnel Engineering Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	331	1	—	1
Receive	0.50%	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	60	(2)	—	(2)
Receive	0.50%	Shanghai Yongguan Adhesive Products Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	259	(14)	—	(14)
Receive	0.50%	Shanghai Yuyuan Tourist Mart Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	28	—	—	—
Receive	0.50%	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	86	(4)	—	(4)
Receive	0.50%	Shanghai Zhonggu Logistics Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	23	(1)	—	(1)
Receive	0.50%	Shanghai Zijiang Enterprise Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	113	(5)	—	(5)
Receive	0.50%	Shanxi Coking Coal Energy Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	190	(16)	—	(16)

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Total Return Swap Agreements
Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.50%	Shanxi Lanhua Sci-Tech Venture Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$27	$(2)	$—	$(2)
Receive	0.50%	Shanxi Lu’an Environmental Energy Development Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	172	9	—	9
Receive	0.50%	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	312	49	—	49
Receive	0.50%	Shengda Resources Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	8	—	—	—
Receive	0.50%	Shenghe Resources Holding Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.50%	Shengyi Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	16	(1)	—	(1)
Receive	0.50%	Shenyang Xingqi Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	7	—	—	—
Receive	0.50%	Shenzhen Airport Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	11	—	—	—
Receive	0.50%	Shenzhen Capchem Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	24	—	—	—
Receive	0.50%	Shenzhen Changhong Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	1	—	—	—
Receive	0.50%	Shenzhen Das Intellitech Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	7	—	—	—
Receive	0.50%	Shenzhen Deren Electronic Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	—	—	—
Receive	0.50%	Shenzhen Desay Battery Technology Co. A-shares	Morgan Stanley	2/5/24	At Maturity	6	—	—	—
Receive	0.50%	Shenzhen Dynanonic Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	21	(1)	—	(1)
Receive	0.50%	Shenzhen Everwin Precision Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	10	—	—	—
Receive	0.50%	Shenzhen Expressway Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	33	—	—	—
Receive	0.50%	Shenzhen Gongjin Electronics Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	87	(7)	—	(7)
Receive	0.50%	Shenzhen Inovance Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	131	3	—	3
Receive	0.50%	Shenzhen Kinwong Electronic Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	62	—	—	—
Receive	0.50%	Shenzhen Kstar Science And Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	161	22	—	22
Receive	0.50%	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	499	28	—	28
Receive	0.50%	Shenzhen New Industries Biomedical Engineering Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	10	—	—	—
Receive	0.50%	Shenzhen SC New Energy Technology Corp. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Total Return Swap Agreements
Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.50%	Shenzhen SED Industry Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$5	$(1)	$—	$(1)
Receive	0.50%	Shenzhen Senior Technology Material Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	30	(2)	—	(2)
Receive	0.50%	Shenzhen Suntak Circuit Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	59	(1)	—	(1)
Receive	0.50%	Shenzhen Sunway Communication Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	380	3	—	3
Receive	0.50%	Shenzhen Tagen Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	24	(2)	—	(2)
Receive	0.50%	Shenzhen Ysstech Info-tech Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	46	(1)	—	(1)
Receive	0.50%	Shenzhen YUTO Packaging Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	79	5	—	5
Receive	0.50%	Shijiazhuang Yiling Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	10	(3)	—	(3)
Receive	0.50%	Shinghwa Advanced Material Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	58	(4)	—	(4)
Receive	0.50%	Shuangliang Eco-Energy Systems Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	130	—	—	—
Receive	0.50%	Sichuan Development Lomon Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	33	(2)	—	(2)
Receive	0.50%	Sichuan Kelun Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	97	16	—	16
Receive	0.50%	Sichuan Swellfun Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	20	4	—	4
Receive	0.50%	Sichuan Yahua Industrial Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	310	(38)	—	(38)
Receive	0.50%	Sieyuan Electric Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	13	—	—	—
Receive	0.50%	Sinocare, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	78	2	—	2
Receive	0.50%	Sinofibers Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	70	(3)	—	(3)
Receive	0.50%	Sinomine Resource Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	139	(26)	—	(26)
Receive	0.50%	Sinoseal Holding Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	83	(3)	—	(3)
Receive	0.50%	Sinosoft Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	153	8	—	8
Receive	0.50%	Skshu Paint Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	6	—	—	—
Receive	0.50%	Sobute New Materials Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.50%	Songcheng Performance Development Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	15	—	—	—

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Total Return Swap Agreements
Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.50%	SooChow Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$426	$(8)	$—	$(8)
Receive	0.50%	StarPower Semiconductor Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	19	(1)	—	(1)
Receive	0.50%	State Grid Information & Communication Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	17	—	—	—
Receive	0.50%	Sunflower Pharmaceutical Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	9	1	—	1
Receive	0.50%	Sungrow Power Supply Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	133	(14)	—	(14)
Receive	0.50%	Suofeiya Home Collection Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	27	1	—	1
Receive	0.50%	Suplet Power Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	0.50%	Suzhou Dongshan Precision Manufacturing Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	37	(3)	—	(3)
Receive	0.50%	Suzhou Maxwell Technologies Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	—	—	—
Receive	0.50%	Suzhou Recodeal Interconnect System Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.50%	Suzhou Secote Precision Electronic Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	57	(10)	—	(10)
Receive	0.50%	Suzhou SLAC Precision Equipment Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	93	(8)	—	(8)
Receive	0.50%	Suzhou Sushi Testing Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.50%	Suzhou TA&A Ultra Clean Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	395	(54)	—	(54)
Receive	0.50%	Suzhou TFC Optical Communication Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	13	—	—	—
Receive	0.50%	Suzhou Weizhixiang Food Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	77	10	—	10
Receive	0.50%	TangShan Port Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	92	4	—	4
Receive	0.50%	Tangshan Sanyou Chemical Industries Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	53	(1)	—	(1)
Receive	0.50%	Tangshan Sunfar Silicon Industry Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	13	(1)	—	(1)
Receive	0.50%	TBEA Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	576	(59)	—	(59)
Receive	0.50%	TCL Zhonghuan Renewable Energy Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	164	(13)	—	(13)
Receive	0.50%	The People’s Insurance Co. Group of China Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	387	38	—	38
Receive	0.50%	Thunder Software Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	136	(12)	—	(12)

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Total Return Swap Agreements
Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.50%	Tian Di Science & Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$162	$10	$—	$10
Receive	0.50%	Tianqi Lithium Corp. A-shares	Morgan Stanley	2/5/24	At Maturity	369	(83)	—	(83)
Receive	0.50%	Titan Wind Energy Suzhou Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	6	1	—	1
Receive	0.50%	Tongling Nonferrous Metals Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	21	1	—	1
Receive	0.50%	Tongwei Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	910	(203)	—	(203)
Receive	0.50%	Trina Solar Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	131	3	—	3
Receive	0.50%	Tsingtao Brewery Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	158	17	—	17
Receive	0.50%	Unigroup Guoxin Microelectronics Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	111	(7)	—	(7)
Receive	0.50%	Unilumin Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	100	(1)	—	(1)
Receive	0.50%	Unisplendour Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	13	—	—	—
Receive	0.50%	Universal Scientific Industrial Shanghai Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	294	(18)	—	(18)
Receive	0.50%	Venustech Group, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	18	—	—	—
Receive	0.50%	Wanda Film Holding Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.50%	Wangsu Science & Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	150	7	—	7
Receive	0.50%	Wanhua Chemical Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	35	1	—	1
Receive	0.50%	Weichai Power Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.50%	Weihai Guangwei Composites Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	120	(2)	—	(2)
Receive	0.50%	Wellhope Foods Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	13	—	—	—
Receive	0.50%	Wens Foodstuffs Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	222	28	—	28
Receive	0.50%	Western Mining Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	14	(1)	—	(1)
Receive	0.50%	Western Superconducting Technologies Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	124	(15)	—	(15)
Receive	0.50%	Wuchan Zhongda Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	13	—	—	—
Receive	0.50%	Wuhan DR Laser Technology Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Total Return Swap Agreements
Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.50%	Wuhan Easydiagnosis Biomedicine Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$54	$(6)	$—	$(6)
Receive	0.50%	Wuhan Jingce Electronic Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	8	—	—	—
Receive	0.50%	Wuhan Keqian Biology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	16	—	—	—
Receive	0.50%	Wuliangye Yibin Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	537	88	—	88
Receive	0.50%	WUS Printed Circuit Kunshan Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	30	(1)	—	(1)
Receive	0.50%	WuXi AppTec Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	420	(16)	—	(16)
Receive	0.50%	Wuxi Autowell Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	73	2	—	2
Receive	0.50%	Wuxi Lead Intelligent Equipment Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	172	(24)	—	(24)
Receive	0.50%	Wuxi NCE Power Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	10	—	—	—
Receive	0.50%	Wuxi Paike New Materials Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	32	1	—	1
Receive	0.50%	Wuxi Shangji Automation Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	210	(34)	—	(34)
Receive	0.50%	Wuxi Xinje Electric Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	0.50%	XCMG Construction Machinery Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	240	(6)	—	(6)
Receive	0.50%	XGD, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	158	(8)	—	(8)
Receive	0.50%	Xiamen Bank Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	32	3	—	3
Receive	0.50%	Xiamen C & D, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	6	—	—	—
Receive	0.50%	Xiamen Faratronic Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	132	(3)	—	(3)
Receive	0.50%	Xiamen ITG Group Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	103	(5)	—	(5)
Receive	0.50%	Xiamen Xiangyu Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	160	(7)	—	(7)
Receive	0.50%	Xian International Medical Investment Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	—	—	—
Receive	0.50%	Xi’an Triangle Defense Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	150	(2)	—	(2)
Receive	0.50%	Xianhe Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	1	—	1
Receive	0.50%	Xinjiang Daqo New Energy Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	263	(17)	—	(17)

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Total Return Swap Agreements
Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.50%	Xinjiang Joinworld Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$27	$—	$—	$—
Receive	0.50%	Xinjiang Tianshan Cement Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	10	—	—	—
Receive	0.50%	Xinjiang Xintai Natural Gas Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	87	—	—	—
Receive	0.50%	Xinxiang Richful Lube Additive Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	243	(29)	—	(29)
Receive	0.50%	Xinyu Iron & Steel Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	71	(4)	—	(4)
Receive	0.50%	Xizi Clean Energy Equipment Manufacturing Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	0.50%	Xuji Electric Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	62	2	—	2
Receive	0.50%	Yangling Metron New Material, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	150	(14)	—	(14)
Receive	0.50%	Yangzhou Yangjie Electronic Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	202	—	—	—
Receive	0.50%	Yankershop Food Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	11	1	—	1
Receive	0.50%	Yankuang Energy Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	94	(14)	—	(14)
Receive	0.50%	Yantai Changyu Pioneer Wine Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	14	—	—	—
Receive	0.50%	Yantai Dongcheng Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	72	—	—	—
Receive	0.50%	YanTai Shuangta Food Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	7	—	—	—
Receive	0.50%	Yantai Tayho Advanced Materials Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	1	—	—	—
Receive	0.50%	Yealink Network Technology Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	81	(4)	—	(4)
Receive	0.50%	Yifeng Pharmacy Chain Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	145	5	—	5
Receive	0.50%	Yihai Kerry Arawana Holdings Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	13	—	—	—
Receive	0.50%	Yintai Gold Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	(1)	—	(1)
Receive	0.50%	Yixintang Pharmaceutical Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	32	1	—	1
Receive	0.50%	YongXing Special Materials Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	204	(19)	—	(19)
Receive	0.50%	Yonyou Network Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	—	—	—
Receive	0.50%	Youngy Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	88	(18)	—	(18)

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Total Return Swap Agreements
Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.50%	YTO Express Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$132	$10	$—	$10
Receive	0.50%	Yunnan Aluminium Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	70	4	—	4
Receive	0.50%	Yunnan Copper Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	254	1	—	1
Receive	0.50%	Yunnan Energy New Material Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.50%	Yunnan Yuntianhua Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.50%	ZBOM Home Collection Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	1	—	—	—
Receive	0.50%	Zhejiang Cfmoto Power Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	59	(5)	—	(5)
Receive	0.50%	Zhejiang Crystal-Optech Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	314	(7)	—	(7)
Receive	0.50%	Zhejiang Dahua Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	14	(1)	—	(1)
Receive	0.50%	Zhejiang Hailiang Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.50%	Zhejiang Huace Film & Television Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	1	—	—	—
Receive	0.50%	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	271	(18)	—	(18)
Receive	0.50%	Zhejiang Jingxin Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	13	1	—	1
Receive	0.50%	Zhejiang JIULI Hi-tech Metals Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	229	5	—	5
Receive	0.50%	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	42	3	—	3
Receive	0.50%	Zhejiang Juhua Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	235	(18)	—	(18)
Receive	0.50%	Zhejiang Qianjiang Motorcycle Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	191	(19)	—	(19)
Receive	0.50%	Zhejiang Sanhua Intelligent Controls Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	61	(4)	—	(4)
Receive	0.50%	Zhejiang Supcon Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	0.50%	Zhejiang Supor Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	200	6	—	6
Receive	0.50%	Zhejiang Tiantie Industry Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	0.50%	Zhejiang Wanfeng Auto Wheel Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	62	(3)	—	(3)
Receive	0.50%	Zhejiang Weixing Industrial Development Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	17	1	—	1

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (concluded) — December 31, 2022 (Unaudited)

Total Return Swap Agreements
Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.50%	Zhejiang Weixing New Building Materials Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$116	$3	$—	$3
Receive	0.50%	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	190	18	—	18
Receive	0.50%	Zhejiang Yinlun Machinery Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	0.50%	Zhengzhou Coal Mining Machinery Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	0.50%	Zhenjiang Dongfang Electric Heating Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	1	—	—	—
Receive	0.50%	Zhongji Innolight Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	210	(11)	—	(11)
Receive	0.50%	Zhongshan Broad Ocean Motor Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	24	—	—	—
Receive	0.50%	Zhuhai Huafa Properties Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	62	(5)	—	(5)
Receive	0.50%	Zhuzhou CRRC Times Electric Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	11	(1)	—	(1)
Receive	0.50%	Zhuzhou Kibing Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	0.50%	Zijin Mining Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	331	11	—	11
Receive	0.50%	ZTE Corp. A-shares	Morgan Stanley	2/5/24	At Maturity	43	1	—	1
							$(915)	$—	$(915)
					Total swap agreements at value (assets)				$1511
					Total swap agreements at value (liabilities)				(2,426)
					Net swap agreements at value				$(915)

Amounts designated as “—” are $0 or have been rounded to $0.

*	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Asset Backed Securities — 0.14%
$15	Capital One Multi-Asset Execution Trust, Series 2021-A2, Class - A2	1.39	7/15/30	$12
10	GM Financial Automobile Leasing Trust, Series 2021-3, Class - A3, Callable 4/20/24 @ 100.00	0.39	10/21/24	10
20	Hyundai Auto Receivables Trust, Series 2022-A, Class - A3, Callable 5/15/26 @ 100.00	2.22	10/15/26	19
40	Synchrony Card Funding LLC, Series 2022-A1, Class - A, Callable 4/15/25 @ 100.00	3.37	4/15/28	39
10	World Omni Auto Receivables Trust, Series 2021-C, Class - A4, Callable 5/15/25 @ 100.00	0.64	9/15/27	9
	Total Asset Backed Securities			89

	Collateralized Mortgage Obligations — 0.95%
20	Bank, Series 2019-BN21, Class - A5, Callable 10/15/29 @ 100.00	2.85	10/15/52	17
25	Bank, Series 2017-BNK9, Class - ASB, Callable 12/15/29 @ 100.00	3.47	11/15/54	24
25	Bank, Series 2022-BNK41, Class - A4	3.79(a)	4/15/65	23
20	BBCMS Mortgage Trust, Series 2020-C7, Class - AS, Callable 4/15/30 @ 100.00	2.44	4/15/53	16
10	Benchmark Mortgage Trust, Series 2020-IG1, Class - AS, Callable 1/15/30 @ 100.00	2.91(a)	9/15/43	8
10	Benchmark Mortgage Trust, Series 2019-B9, Class - A5, Callable 2/15/29 @ 100.00	4.02	3/15/52	9
19	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class - A4, Callable 1/10/25 @ 100.00	2.88	2/10/48	18
15	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class - AS, Callable 2/15/30 @ 100.00	2.92	2/15/53	12
10	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class - A4, Callable 12/15/29 @ 100.00	3.10	12/15/72	9
20	COMM Mortgage Trust, Series 2015-DC1, Class - A5, Callable 2/10/25 @ 100.00	3.35	2/10/48	19
25	Commercial Mortgage Trust, Series 2015-LC19, Class - A4, Callable 1/10/27 @ 100.00	3.18	2/10/48	24
20	Fannie Mae-ACES, Series 2020-M14, Class - A2	1.78	5/25/30	16
9	Fannie Mae-ACES, Series 2015-M8, Class - A2	2.90(a)	1/25/25	8
18	Fannie Mae-ACES, Series 2018-M1, Class - A2	2.99(a)	12/25/27	17
17	Fannie Mae-ACES, Series 2017-M12, Class - A2	3.06(a)	6/25/27	16
20	Fannie Mae-ACES, Series 2019-M5, Class - A2	3.27	1/25/29	19
25	Fannie Mae-ACES, Series 2018-M10, Class - A2	3.36(a)	7/25/28	24
20	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K112, Class - A2, Callable 6/25/30 @ 100.00	1.31	5/25/30	16
20	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K1516, Class - A2, Callable 10/25/35 @ 100.00	1.72	5/25/35	14
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K126, Class - A2, Callable 5/25/31 @ 100.00	2.07	1/25/31	21
15	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K749, Class - A2, Callable 9/25/29 @ 100.00	2.12(a)	4/25/55	13
10	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K1521, Class - A2, Callable 9/25/36 @ 100.00	2.18	8/25/36	8
24	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K726, Class - A2, Callable 4/25/24 @ 100.00	2.91	7/25/49	24
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K052, Class - A2, Callable 1/25/26 @ 100.00	3.15	11/25/25	24
50	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K091, Class - A2	3.51	3/25/29	46
25	GS Mortgage Securities Trust, Series 2018-GS9, Class - A4, Callable 3/10/28 @ 100.00	3.99(a)	3/10/51	23
25	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class - A3, Callable 4/15/27 @ 100.00	3.14	12/15/49	23
25	Morgan Stanley BAML Trust, Series 2014-C19, Class - A4, Callable 10/15/26 @ 100.00	3.53	12/15/47	24
25	Morgan Stanley BAML Trust, Series 2017-C33, Class - A5, Callable 5/15/27 @ 100.00	3.60	5/15/50	23
20	Santander Drive Auto Receivables Trust, Series 2021-1, Class - D, Callable 9/15/24 @ 100.00	1.13	11/16/26	19
25	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class - A4, Callable 7/10/26 @ 100.00	3.06	10/10/48	23

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$20	Wells Fargo Commercial Mortgage Trust, Series 2022- C62, Class - A4, Callable 4/15/32 @ 100.00	4.00(a)	4/15/55	$18
25	Wells Fargo Commercial Mortgage Trust, Series 2018-C47, Class - A4, Callable 10/15/28 @ 100.00	4.44	9/15/61	24
	Total Collateralized Mortgage Obligations			622

	U.S. Government Agency Mortgages — 13.80%
10	Fannie Mae, Series 2020-M52, Class - A2	1.32(a)	10/25/30	8
22	Fannie Mae, Pool #MA4280	1.50	3/1/51	17
23	Fannie Mae, Pool #FS1327	1.50	6/1/36	20
22	Fannie Mae, Pool #MA4236	1.50	1/1/51	17
18	Fannie Mae, Pool #MA4205	1.50	12/1/35	15
22	Fannie Mae, Pool #MA4342	1.50	4/1/41	18
45	Fannie Mae, Pool #MA4343	1.50	5/1/51	35
21	Fannie Mae, Pool #CA7696	1.50	11/1/50	16
43	Fannie Mae, Pool #FM6579	1.50	3/1/51	34
22	Fannie Mae, Pool #MA4122	1.50	9/1/35	19
17	Fannie Mae, Pool #BQ5781	1.50	11/1/35	15
21	Fannie Mae, Pool #CA7695	1.50	11/1/50	16
44	Fannie Mae, Pool #MA4441	1.50	10/1/36	38
23	Fannie Mae, Pool #MA4445	1.50	10/1/41	19
22	Fannie Mae, Pool #BR0948	2.00	4/1/51	18
24	Fannie Mae, Pool #FS0317	2.00	2/1/42	20
19	Fannie Mae, Pool #MA4182	2.00	11/1/50	16
10	Fannie Mae, Pool #AS2673	2.00	5/1/29	9
21	Fannie Mae, Pool #FM5308	2.00	12/1/50	17
43	Fannie Mae, Pool #CA8850	2.00	2/1/51	35
21	Fannie Mae, Pool #CA8687	2.00	1/1/51	17
21	Fannie Mae, Pool #CA8893	2.00	2/1/51	17
24	Fannie Mae, Pool #FM4969	2.00	12/1/50	20
22	Fannie Mae, Pool #BQ9685	2.00	1/1/51	18
41	Fannie Mae, Pool #BQ8341	2.00	12/1/50	34
44	Fannie Mae, Pool #MA4325	2.00	5/1/51	36
22	Fannie Mae, Pool #FM6559	2.00	3/1/51	18
44	Fannie Mae, Pool #BR4435	2.00	4/1/51	36
20	Fannie Mae, Pool #CA8118	2.00	12/1/50	16
19	Fannie Mae, Pool #CA7224	2.00	10/1/50	16
24	Fannie Mae, Pool #FS1621	2.00	7/1/51	19
18	Fannie Mae, Pool #MA4176	2.00	10/1/40	15
14	Fannie Mae, Pool #SB8061	2.00	9/1/35	13
41	Fannie Mae, Pool #CA8110	2.00	12/1/50	34
20	Fannie Mae, Pool #MA4208	2.00	12/1/50	16
23	Fannie Mae, Pool #MA4474	2.00	11/1/41	19
40	Fannie Mae, Pool #FM4788	2.00	11/1/50	33
22	Fannie Mae, Pool #MA4119	2.00	9/1/50	18
23	Fannie Mae, Pool #MA4602	2.00	5/1/37	21
41	Fannie Mae, Pool #BQ7777	2.00	3/1/36	36
39	Fannie Mae, Pool #BP9370	2.00	7/1/50	32

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$21	Fannie Mae, Pool #MA4403	2.00	8/1/36	$19
23	Fannie Mae, Pool #BT0240	2.00	9/1/51	19
43	Fannie Mae, Pool #MA4305	2.00	4/1/51	35
32	Fannie Mae, Pool #MA4128	2.00	9/1/40	28
45	Fannie Mae, Pool #CB0325	2.00	4/1/51	37
39	Fannie Mae, Pool #CA9183	2.00	2/1/36	35
41	Fannie Mae, Pool #BQ3004	2.00	10/1/50	34
20	Fannie Mae, Pool #CA7225	2.00	10/1/50	16
21	Fannie Mae, Pool #BR4094	2.00	1/1/51	17
23	Fannie Mae, Pool #FM9579	2.00	7/1/51	19
47	Fannie Mae, Pool #MA4511	2.00	1/1/52	39
46	Fannie Mae, Pool #FM7411	2.00	5/1/51	38
23	Fannie Mae, Pool #MA4437	2.00	10/1/51	19
23	Fannie Mae, Pool #BU7103	2.00	12/1/51	19
20	Fannie Mae, Pool #MA4360	2.00	6/1/36	18
21	Fannie Mae, Pool #CA7833	2.00	11/1/50	17
40	Fannie Mae, Pool #MA4237	2.00	1/1/51	33
28	Fannie Mae, Pool #FM3755	2.00	9/1/35	25
39	Fannie Mae, Pool #MA4303	2.00	4/1/36	35
41	Fannie Mae, Pool #MA4255	2.00	2/1/51	34
44	Fannie Mae, Pool #FM6448	2.00	3/1/51	36
22	Fannie Mae, Pool #CB0497	2.00	5/1/51	18
42	Fannie Mae, Pool #MA4281	2.00	3/1/51	34
15	Fannie Mae, Pool #FM4039	2.00	10/1/35	13
22	Fannie Mae, Pool #CB0684	2.00	6/1/51	18
24	Fannie Mae, Pool #FS0235	2.50	1/1/52	20
14	Fannie Mae, Pool #AB7391	2.50	12/1/42	12
23	Fannie Mae, Pool #BU5917	2.50	12/1/51	20
22	Fannie Mae, Pool #FM2881	2.50	4/1/50	19
23	Fannie Mae, Pool #FM9543	2.50	12/1/51	20
16	Fannie Mae, Pool #FM4231	2.50	9/1/50	14
15	Fannie Mae, Pool #BQ0329	2.50	7/1/50	13
6	Fannie Mae, Pool #MA3154	2.50	10/1/32	6
9	Fannie Mae, Pool #MA1277	2.50	12/1/27	9
13	Fannie Mae, Pool #BK2588	2.50	5/1/50	11
16	Fannie Mae, Pool #BP5878	2.50	6/1/50	13
12	Fannie Mae, Pool #MA4075	2.50	7/1/35	11
14	Fannie Mae, Pool #AU6677	2.50	9/1/28	14
8	Fannie Mae, Pool #MA3990	2.50	4/1/50	7
24	Fannie Mae, Pool #FS0547	2.50	2/1/52	20
23	Fannie Mae, Pool #FM8997	2.50	10/1/51	19
22	Fannie Mae, Pool #MA4399	2.50	8/1/51	18
22	Fannie Mae, Pool #CB1131	2.50	7/1/51	18
12	Fannie Mae, Pool #BD8046	2.50	9/1/31	11
15	Fannie Mae, Pool #BC9041	2.50	11/1/31	14
13	Fannie Mae, Pool #MA4078	2.50	7/1/50	11
14	Fannie Mae, Pool #MA2854	2.50	12/1/46	13
22	Fannie Mae, Pool #MA4423	2.50	9/1/41	19

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$24	Fannie Mae, Pool #FS1340	2.50	3/1/52	$20
11	Fannie Mae, Pool #AS8893	2.50	2/1/32	10
22	Fannie Mae, Pool #FM9033	2.50	10/1/51	19
24	Fannie Mae, Pool #CB1828	2.50	10/1/51	20
23	Fannie Mae, Pool #BU1451	2.50	1/1/52	20
44	Fannie Mae, Pool #BR7857	2.50	5/1/51	37
7	Fannie Mae, Pool #MA3965	2.50	3/1/40	6
23	Fannie Mae, Pool #CB2868	2.50	2/1/52	20
6	Fannie Mae, Pool #MA3765	2.50	9/1/49	5
25	Fannie Mae, Pool #CA6074	2.50	6/1/50	21
16	Fannie Mae, Pool #MA4183	2.50	11/1/50	14
7	Fannie Mae, Pool #MA3930	2.50	2/1/35	7
18	Fannie Mae, Pool #BQ5110	2.50	11/1/50	15
31	Fannie Mae, Pool #FM4638	2.50	10/1/50	26
23	Fannie Mae, Pool #FM8745	2.50	9/1/51	19
7	Fannie Mae, Pool #MA3827	2.50	11/1/34	6
5	Fannie Mae, Pool #MA2789	2.50	10/1/36	4
18	Fannie Mae, Pool #AP4742	2.50	8/1/27	17
22	Fannie Mae, Pool #BO4657	2.50	11/1/49	19
18	Fannie Mae, Pool #CA8131	2.50	12/1/50	16
8	Fannie Mae, Pool #MA3902	2.50	12/1/49	7
17	Fannie Mae, Pool #MA4256	2.50	2/1/51	14
13	Fannie Mae, Pool #MA4096	2.50	8/1/50	12
16	Fannie Mae, Pool #MA4159	2.50	10/1/50	13
22	Fannie Mae, Pool #MA4414	2.50	9/1/51	19
10	Fannie Mae, Pool #AL9263	3.00	10/1/46	9
5	Fannie Mae, Pool #FM2132	3.00	1/1/50	5
9	Fannie Mae, Pool #MA4048	3.00	6/1/50	8
8	Fannie Mae, Pool #CA5423	3.00	3/1/50	7
7	Fannie Mae, Pool #BO2201	3.00	9/1/49	6
6	Fannie Mae, Pool #MA3871	3.00	12/1/49	5
5	Fannie Mae, Pool #BN7703	3.00	8/1/49	5
27	Fannie Mae, Pool #AS8483	3.00	12/1/46	25
24	Fannie Mae, Pool #CB3364	3.00	4/1/52	21
15	Fannie Mae, Pool #MA3937	3.00	2/1/50	13
5	Fannie Mae, Pool #FM1585	3.00	9/1/49	4
4	Fannie Mae, Pool #MA3691	3.00	7/1/49	4
10	Fannie Mae, Pool #BP1932	3.00	4/1/50	9
9	Fannie Mae, Pool #MA3738	3.00	8/1/34	8
13	Fannie Mae, Pool #QB1382	3.00	7/1/50	12
7	Fannie Mae, Pool #MA2897	3.00	2/1/37	6
5	Fannie Mae, Pool #MA3831	3.00	11/1/39	5
10	Fannie Mae, Pool #MA4079	3.00	7/1/50	9
14	Fannie Mae, Pool #BC4764	3.00	10/1/46	13
6	Fannie Mae, Pool #MA3905	3.00	1/1/50	6
5	Fannie Mae, Pool #MA3339	3.00	4/1/33	5
9	Fannie Mae, Pool #B06219	3.00	12/1/49	8
13	Fannie Mae, Pool #MA3834	3.00	11/1/49	12

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$6	Fannie Mae, Pool #MA3377	3.00	5/1/48	$5
5	Fannie Mae, Pool #MA2523	3.00	2/1/36	4
23	Fannie Mae, Pool #CB2759	3.00	2/1/52	20
7	Fannie Mae, Pool #BO3192	3.00	10/1/49	6
9	Fannie Mae, Pool #AL9996	3.00	4/1/32	8
10	Fannie Mae, Pool #MA3802	3.00	10/1/49	9
9	Fannie Mae, Pool #CA5668	3.00	5/1/50	8
14	Fannie Mae, Pool #MA3991	3.00	4/1/50	12
23	Fannie Mae, Pool #CB3172	3.00	3/1/52	20
6	Fannie Mae, Pool #MA3237	3.00	1/1/48	5
10	Fannie Mae, Pool #FM3395	3.00	6/1/50	9
9	Fannie Mae, Pool #FM4317	3.00	9/1/50	8
10	Fannie Mae, Pool #BO7242	3.00	1/1/50	9
7	Fannie Mae, Pool #MA2863	3.00	1/1/47	6
31	Fannie Mae, Pool #AO0752	3.00	4/1/42	28
9	Fannie Mae, Pool #MA3897	3.00	1/1/35	8
24	Fannie Mae, Pool #BU1241	3.00	3/1/52	21
5	Fannie Mae, Pool #MA3774	3.00	9/1/49	4
4	Fannie Mae, Pool #MA3744	3.00	8/1/49	4
7	Fannie Mae, Pool #AB2047	3.00	1/1/26	7
9	Fannie Mae, Pool #MA1307	3.00	1/1/33	8
20	Fannie Mae, Pool #MA2246	3.00	4/1/30	19
29	Fannie Mae, Pool #AB7099	3.00	11/1/42	26
6	Fannie Mae, Pool #AS8074	3.00	10/1/46	5
8	Fannie Mae, Pool #AZ2936	3.00	9/1/45	7
6	Fannie Mae, Pool #MA3890	3.00	1/1/40	6
24	Fannie Mae, Pool #BU8883	3.00	3/1/52	21
7	Fannie Mae, Pool #B08947	3.00	1/1/50	6
25	Fannie Mae, Pool #AS0302	3.00	8/1/43	22
7	Fannie Mae, Pool #FM1370	3.00	4/1/46	6
5	Fannie Mae, Pool #FM1299	3.00	7/1/49	4
10	Fannie Mae, Pool #B09169	3.00	12/1/49	9
10	Fannie Mae, Pool #AU3353	3.00	8/1/43	9
12	Fannie Mae, Pool #BP6466	3.00	7/1/50	10
8	Fannie Mae, Pool #CA5519	3.00	4/1/50	7
12	Fannie Mae, Pool #AS8276	3.00	11/1/46	11
24	Fannie Mae, Pool #FS2122	3.00	3/1/52	21
14	Fannie Mae, Pool #BC9003	3.00	11/1/46	12
20	Fannie Mae, Pool #AQ7920	3.00	12/1/42	18
6	Fannie Mae, Pool #MA3127	3.00	9/1/37	5
22	Fannie Mae, Pool #AB8897	3.00	4/1/43	20
7	Fannie Mae, Pool #AB2052	3.50	1/1/26	7
3	Fannie Mae, Pool #MA3692	3.50	7/1/49	3
5	Fannie Mae, Pool #MA3835	3.50	11/1/49	4
4	Fannie Mae, Pool #MA3775	3.50	9/1/49	4
6	Fannie Mae, Pool #BM2000	3.50	5/1/49	5
7	Fannie Mae, Pool #FM1911	3.50	7/1/48	6
5	Fannie Mae, Pool #FM1566	3.50	11/1/48	5

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$4	Fannie Mae, Pool #AS6394	3.50	12/1/45	$4
4	Fannie Mae, Pool #ZA5052	3.50	11/1/47	4
5	Fannie Mae, Pool #BM4703	3.50	2/1/48	4
7	Fannie Mae, Pool #MA3520	3.50	10/1/48	6
7	Fannie Mae, Pool #AS6102	3.50	11/1/45	6
6	Fannie Mae, Pool #BK9038	3.50	10/1/33	6
3	Fannie Mae, Pool #MA3637	3.50	4/1/49	3
3	Fannie Mae, Pool #MA3597	3.50	2/1/49	3
3	Fannie Mae, Pool #AS4236	3.50	1/1/45	3
5	Fannie Mae, Pool #MA3906	3.50	1/1/50	5
3	Fannie Mae, Pool #MA3614	3.50	3/1/49	2
5	Fannie Mae, Pool #FM1001	3.50	11/1/48	5
3	Fannie Mae, Pool #MA3663	3.50	5/1/49	3
3	Fannie Mae, Pool #CA4026	3.50	5/1/49	3
12	Fannie Mae, Pool #ZS4618	3.50	6/1/45	11
4	Fannie Mae, Pool #SD8001	3.50	7/1/49	4
6	Fannie Mae, Pool #BJ3716	3.50	12/1/47	5
10	Fannie Mae, Pool #BC2926	3.50	3/1/46	9
9	Fannie Mae, Pool #MA1980	3.50	8/1/44	9
24	Fannie Mae, Pool #BU8723	3.50	6/1/52	22
7	Fannie Mae, Pool #AS0024	3.50	7/1/43	7
5	Fannie Mae, Pool #MA3057	3.50	7/1/47	4
9	Fannie Mae, Pool #AZ0862	3.50	7/1/45	9
3	Fannie Mae, Pool #BM5485	3.50	2/1/49	3
4	Fannie Mae, Pool #MA2522	3.50	2/1/46	4
5	Fannie Mae, Pool #BD5046	3.50	2/1/47	5
6	Fannie Mae, Pool #AS7491	3.50	7/1/46	6
14	Fannie Mae, Pool #MA2125	3.50	12/1/44	13
5	Fannie Mae, Pool #MA3148	3.50	10/1/47	4
6	Fannie Mae, Pool #BC0443	3.50	12/1/45	6
8	Fannie Mae, Pool #BP1947	3.50	4/1/50	8
5	Fannie Mae, Pool #MA3210	3.50	12/1/49	5
5	Fannie Mae, Pool #ZM4908	3.50	11/1/47	5
3	Fannie Mae, Pool #FM0020	3.50	7/1/49	3
9	Fannie Mae, Pool #MA3182	3.50	11/1/47	8
8	Fannie Mae, Pool #MA2706	3.50	8/1/46	8
3	Fannie Mae, Pool #MA3494	3.50	10/1/48	3
10	Fannie Mae, Pool #BJ4916	3.50	3/1/48	9
6	Fannie Mae, Pool #AS7388	3.50	6/1/46	6
7	Fannie Mae, Pool #MA3026	3.50	6/1/47	7
4	Fannie Mae, Pool #MA3745	3.50	8/1/49	3
11	Fannie Mae, Pool #MA3243	3.50	1/1/38	10
11	Fannie Mae, Pool #BM1568	3.50	7/1/47	10
7	Fannie Mae, Pool #BC1158	3.50	2/1/46	7
27	Fannie Mae, Pool #AQ0546	3.50	11/1/42	26
13	Fannie Mae, Pool #AS4771	3.50	4/1/45	12
3	Fannie Mae, Pool #BA1893	3.50	8/1/45	3
5	Fannie Mae, Pool #MA3305	3.50	3/1/48	4

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$5	Fannie Mae, Pool #MA3059	3.50	7/1/37	$4
7	Fannie Mae, Pool #AL1717	3.50	5/1/27	7
7	Fannie Mae, Pool #BM2002	4.00	10/1/47	7
4	Fannie Mae, Pool #MA3183	4.00	11/1/47	4
7	Fannie Mae, Pool #AS9314	4.00	3/1/47	6
3	Fannie Mae, Pool #BK0909	4.00	7/1/48	3
16	Fannie Mae, Pool #AO2959	4.00	5/1/42	16
3	Fannie Mae, Pool #BK0920	4.00	7/1/48	3
7	Fannie Mae, Pool #AH6242	4.00	4/1/26	7
3	Fannie Mae, Pool #MA3638	4.00	4/1/49	3
4	Fannie Mae, Pool #MA2415	4.00	10/1/45	4
2	Fannie Mae, Pool #MA3615	4.00	3/1/49	2
2	Fannie Mae, Pool #MA3592	4.00	2/1/49	2
8	Fannie Mae, Pool #MA3121	4.00	9/1/47	7
25	Fannie Mae, Pool #MA4732	4.00	9/1/52	23
3	Fannie Mae, Pool #MA3563	4.00	1/1/49	3
4	Fannie Mae, Pool #FM1415	4.00	12/1/48	4
3	Fannie Mae, Pool #FM1571	4.00	12/1/48	3
12	Fannie Mae, Pool #BK7943	4.00	11/1/48	12
9	Fannie Mae, Pool #AX0841	4.00	9/1/44	9
10	Fannie Mae, Pool #AS3468	4.00	10/1/44	9
8	Fannie Mae, Pool #AS3467	4.00	10/1/44	8
4	Fannie Mae, Pool #MA3746	4.00	8/1/49	4
9	Fannie Mae, Pool #AS8823	4.00	2/1/47	9
10	Fannie Mae, Pool #BM1066	4.00	2/1/47	10
5	Fannie Mae, Pool #AZ7362	4.00	11/1/45	4
3	Fannie Mae, Pool #BM4991	4.00	9/1/48	3
4	Fannie Mae, Pool #MA3277	4.00	2/1/48	4
3	Fannie Mae, Pool #FM0021	4.00	3/1/49	3
7	Fannie Mae, Pool #AU8849	4.00	11/1/43	7
3	Fannie Mae, Pool #CA2316	4.00	7/1/48	3
5	Fannie Mae, Pool #AS7600	4.00	7/1/46	4
4	Fannie Mae, Pool #BD7060	4.00	3/1/47	3
6	Fannie Mae, Pool #AS7558	4.00	7/1/46	5
6	Fannie Mae, Pool #BM4306	4.00	9/1/25	6
4	Fannie Mae, Pool #AS8532	4.00	12/1/46	3
6	Fannie Mae, Pool #MA3804	4.00	10/1/49	6
5	Fannie Mae, Pool #BN6677	4.00	6/1/49	5
4	Fannie Mae, Pool #BN0334	4.00	12/1/48	3
8	Fannie Mae, Pool #ZA4988	4.00	8/1/47	7
4	Fannie Mae, Pool #FM1960	4.00	5/1/49	4
8	Fannie Mae, Pool #MA2995	4.00	5/1/47	7
4	Fannie Mae, Pool #CA0183	4.00	8/1/47	4
6	Fannie Mae, Pool #AS9831	4.00	6/1/47	6
3	Fannie Mae, Pool #MA3521	4.00	11/1/48	3
7	Fannie Mae, Pool #ZS4708	4.00	3/1/47	7
2	Fannie Mae, Pool #BK6328	4.50	6/1/48	2
7	Fannie Mae, Pool #MA3747	4.50	8/1/49	7

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$1	Fannie Mae, Pool #930998	4.50	4/1/29	$1
3	Fannie Mae, Pool #MA3537	4.50	12/1/48	3
5	Fannie Mae, Pool #AS2751	4.50	6/1/44	5
12	Fannie Mae, Pool #MA3184	4.50	11/1/47	11
4	Fannie Mae, Pool #CA1711	4.50	5/1/48	4
5	Fannie Mae, Pool #BM3286	4.50	11/1/47	5
4	Fannie Mae, Pool #CA0623	4.50	10/1/47	4
11	Fannie Mae, Pool #AS9394	4.50	4/1/47	11
3	Fannie Mae, Pool #MA3639	4.50	4/1/49	3
18	Fannie Mae, Pool #AE0954	4.50	2/1/41	18
2	Fannie Mae, Pool #BN4309	4.50	1/1/49	2
3	Fannie Mae, Pool #BK4850	4.50	5/1/48	3
23	Fannie Mae, Pool #AE0217	4.50	8/1/40	22
3	Fannie Mae, Pool #890603	5.00	8/1/41	3
11	Fannie Mae, Pool #725238	5.00	3/1/34	11
22	Fannie Mae, Pool #889117	5.00	10/1/35	22
4	Fannie Mae, Pool #BM3904	5.00	5/1/48	4
5	Fannie Mae, Pool #725027	5.00	11/1/33	5
4	Fannie Mae, Pool #890221	5.50	12/1/33	4
11	Fannie Mae, Pool #959451	6.00	12/1/37	11
50	Fannie Mae, 15 YR TBA	1.50	1/25/37	43
25	Fannie Mae, 15 YR TBA	3.00	2/25/37	23
100	Fannie Mae, 30 YR TBA	3.50	1/25/53	90
125	Fannie Mae, 30 YR TBA	4.00	1/25/53	116
125	Fannie Mae, 30 YR TBA	4.50	1/25/51	120
75	Fannie Mae, 30 YR TBA	5.00	1/25/53	73
25	Fannie Mae, 30 YR TBA	5.00	2/25/53	25
50	Fannie Mae, 30 YR TBA	5.50	1/25/53	50
45	Freddie Mac, Pool #QC0962	1.50	4/1/51	34
18	Freddie Mac, Pool #SB8088	1.50	2/1/36	16
22	Freddie Mac, Pool #RB5110	1.50	5/1/41	18
20	Freddie Mac, Pool #SB8097	1.50	4/1/36	17
23	Freddie Mac, Pool #SB8144	1.50	3/1/37	20
23	Freddie Mac, Pool #QN9521	1.50	2/1/37	20
45	Freddie Mac, Pool #SD8154	1.50	6/1/51	35
22	Freddie Mac, Pool #SD8146	2.00	5/1/51	18
24	Freddie Mac, Pool #SD8199	2.00	3/1/52	20
21	Freddie Mac, Pool #RB5114	2.00	6/1/41	18
44	Freddie Mac, Pool #QC3697	2.00	6/1/51	36
44	Freddie Mac, Pool #QC1333	2.00	5/1/51	36
20	Freddie Mac, Pool #SB8107	2.00	5/1/36	18
19	Freddie Mac, Pool #RA3205	2.00	8/1/50	16
43	Freddie Mac, Pool #QB6893	2.00	12/1/50	35
47	Freddie Mac, Pool #QD1254	2.00	11/1/51	38
20	Freddie Mac, Pool #SB8510	2.00	2/1/36	18
22	Freddie Mac, Pool #SD8079	2.00	7/1/50	18
44	Freddie Mac, Pool #SB8128	2.00	11/1/36	39
22	Freddie Mac, Pool #RA5257	2.00	5/1/51	18

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$23	Freddie Mac, Pool #RA5155	2.00	5/1/51	$19
22	Freddie Mac, Pool #RB5121	2.00	7/1/41	19
43	Freddie Mac, Pool #SD7537	2.00	3/1/51	35
43	Freddie Mac, Pool #QC0423	2.00	4/1/51	35
21	Freddie Mac, Pool #SB8115	2.00	8/1/36	19
42	Freddie Mac, Pool #QB7708	2.00	1/1/51	34
23	Freddie Mac, Pool #SD8098	2.00	10/1/50	19
24	Freddie Mac, Pool #QD5748	2.00	2/1/52	20
48	Freddie Mac, Pool #SD8193	2.00	2/1/52	39
41	Freddie Mac, Pool #SD8128	2.00	2/1/51	33
23	Freddie Mac, Pool #SD8172	2.00	9/1/51	19
22	Freddie Mac, Pool #RA5040	2.00	4/1/51	18
47	Freddie Mac, Pool #SD8177	2.00	10/1/51	38
19	Freddie Mac, Pool #QB3926	2.00	10/1/50	16
20	Freddie Mac, Pool #SD8121	2.00	12/1/50	17
23	Freddie Mac, Pool #QC7473	2.00	9/1/51	19
47	Freddie Mac, Pool #SD8188	2.00	1/1/52	39
17	Freddie Mac, Pool #RC1727	2.00	12/1/35	15
23	Freddie Mac, Pool #QC3597	2.00	6/1/51	18
20	Freddie Mac, Pool #RA3575	2.00	9/1/50	16
19	Freddie Mac, Pool #RB5095	2.00	12/1/40	17
40	Freddie Mac, Pool #SD8113	2.00	12/1/50	33
22	Freddie Mac, Pool #RA3328	2.00	8/1/50	18
45	Freddie Mac, Pool #SD8160	2.00	8/1/51	37
21	Freddie Mac, Pool #RA4214	2.00	12/1/50	18
34	Freddie Mac, Pool #SB8079	2.00	12/1/35	30
22	Freddie Mac, Pool #SD8021	2.50	9/1/49	19
47	Freddie Mac, Pool #RA6493	2.50	12/1/51	40
11	Freddie Mac, Pool #RB5054	2.50	6/1/40	10
6	Freddie Mac, Pool #G18687	2.50	5/1/33	6
23	Freddie Mac, Pool #RA6815	2.50	2/1/52	20
47	Freddie Mac, Pool #SD8194	2.50	2/1/52	40
22	Freddie Mac, Pool #RA6019	2.50	10/1/51	19
24	Freddie Mac, Pool #QE2352	2.50	5/1/52	21
17	Freddie Mac, Pool #RA4527	2.50	2/1/51	15
46	Freddie Mac, Pool #SD8183	2.50	12/1/51	39
21	Freddie Mac, Pool #RA3528	2.50	9/1/50	18
23	Freddie Mac, Pool #SB0301	2.50	4/1/35	22
21	Freddie Mac, Pool #RA5286	2.50	5/1/51	18
34	Freddie Mac, Pool #RA2643	2.50	6/1/50	29
47	Freddie Mac, Pool #SD1011	2.50	4/1/52	40
23	Freddie Mac, Pool #RA5802	2.50	9/1/51	19
7	Freddie Mac, Pool #RB5043	2.50	4/1/40	6
24	Freddie Mac, Pool #RA6621	2.50	1/1/52	20
30	Freddie Mac, Pool #SB8045	2.50	5/1/35	28
33	Freddie Mac, Pool #RA2634	2.50	5/1/50	28
17	Freddie Mac, Pool #SD8129	2.50	2/1/51	15
40	Freddie Mac, Pool #SD8141	2.50	4/1/51	34

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$17	Freddie Mac, Pool #SD8122	2.50	1/1/51	$14
16	Freddie Mac, Pool #QB3287	2.50	8/1/50	14
21	Freddie Mac, Pool #QC2031	2.50	5/1/51	18
33	Freddie Mac, Pool #SD8114	2.50	12/1/50	28
15	Freddie Mac, Pool #SD8099	2.50	10/1/50	13
14	Freddie Mac, Pool #SD8083	2.50	8/1/50	12
8	Freddie Mac, Pool #ZS8692	2.50	4/1/33	7
22	Freddie Mac, Pool #QC7457	2.50	9/1/51	19
43	Freddie Mac, Pool #RA5832	2.50	9/1/51	37
22	Freddie Mac, Pool #SD8167	2.50	9/1/51	19
21	Freddie Mac, Pool #SD8151	2.50	6/1/51	18
16	Freddie Mac, Pool #ZS4687	2.50	11/1/46	14
15	Freddie Mac, Pool #RA2897	2.50	6/1/50	13
24	Freddie Mac, Pool #RA6136	2.50	10/1/51	20
14	Freddie Mac, Pool #G18470	2.50	6/1/28	13
24	Freddie Mac, Pool #SD8205	2.50	4/1/52	20
14	Freddie Mac, Pool #G18485	2.50	10/1/28	13
17	Freddie Mac, Pool #QB3703	2.50	9/1/50	15
20	Freddie Mac, Pool #SD8147	2.50	5/1/51	17
8	Freddie Mac, Pool #G07445	2.50	7/1/43	7
23	Freddie Mac, Pool #SD8189	2.50	1/1/52	20
14	Freddie Mac, Pool #RA2595	2.50	5/1/50	12
13	Freddie Mac, Pool #SD8030	3.00	11/1/49	11
10	Freddie Mac, Pool #G15145	3.00	7/1/29	9
7	Freddie Mac, Pool #ZM2089	3.00	11/1/46	6
11	Freddie Mac, Pool #QA9049	3.00	4/1/50	10
7	Freddie Mac, Pool #J36428	3.00	2/1/32	7
24	Freddie Mac, Pool #QD9881	3.00	3/1/52	21
5	Freddie Mac, Pool #G08635	3.00	4/1/45	4
5	Freddie Mac, Pool #G08803	3.00	3/1/48	5
16	Freddie Mac, Pool #ZS4606	3.00	3/1/45	15
7	Freddie Mac, Pool #SD8056	3.00	4/1/50	6
12	Freddie Mac, Pool #G08737	3.00	12/1/46	11
11	Freddie Mac, Pool #ZS4658	3.00	4/1/46	10
5	Freddie Mac, Pool #G18601	3.00	5/1/31	5
3	Freddie Mac, Pool #G18518	3.00	7/1/29	3
9	Freddie Mac, Pool #QA8065	3.00	3/1/50	8
15	Freddie Mac, Pool #ZS4706	3.00	3/1/47	13
1	Freddie Mac, Pool #J25193	3.00	8/1/23	1
16	Freddie Mac, Pool #ZA2304	3.00	6/1/33	14
6	Freddie Mac, Pool #ZS4688	3.00	11/1/46	5
5	Freddie Mac, Pool #QA1033	3.00	7/1/49	5
37	Freddie Mac, Pool #ZS4522	3.00	7/1/43	33
18	Freddie Mac, Pool #G60989	3.00	12/1/46	15
8	Freddie Mac, Pool #SB8046	3.00	5/1/35	8
41	Freddie Mac, Pool #SD8174	3.00	10/1/51	37
25	Freddie Mac, Pool #ZS4511	3.00	3/1/43	23
12	Freddie Mac, Pool #G18663	3.00	10/1/32	11

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$7	Freddie Mac, Pool #G61680	3.00	4/1/47	$7
10	Freddie Mac, Pool #SD8074	3.00	7/1/50	9
6	Freddie Mac, Pool #J30284	3.50	11/1/29	6
24	Freddie Mac, Pool #SD8214	3.50	5/1/52	22
25	Freddie Mac, Pool #SD8038	3.50	1/1/50	23
4	Freddie Mac, Pool #ZS4713	3.50	4/1/47	4
8	Freddie Mac, Pool #G08687	3.50	1/1/46	7
8	Freddie Mac, Pool #G08698	3.50	3/1/46	7
4	Freddie Mac, Pool #G08770	3.50	7/1/47	3
4	Freddie Mac, Pool #G08627	3.50	2/1/45	3
7	Freddie Mac, Pool #G08761	3.50	5/1/47	7
5	Freddie Mac, Pool #G08620	3.50	12/1/44	5
8	Freddie Mac, Pool #RA1508	3.50	10/1/49	8
7	Freddie Mac, Pool #G08784	3.50	10/1/47	7
16	Freddie Mac, Pool #G08636	3.50	4/1/45	15
18	Freddie Mac, Pool #G08554	3.50	10/1/43	17
9	Freddie Mac, Pool #RA2469	3.50	4/1/50	8
6	Freddie Mac, Pool #SD8011	3.50	9/1/49	6
15	Freddie Mac, Pool #ZS4642	3.50	12/1/45	14
4	Freddie Mac, Pool #ZS4659	3.50	4/1/46	4
5	Freddie Mac, Pool #V83453	3.50	10/1/47	5
6	Freddie Mac, Pool #Q43933	3.50	10/1/46	6
7	Freddie Mac, Pool #ZS4651	3.50	3/1/46	7
9	Freddie Mac, Pool #SB8007	3.50	9/1/34	8
3	Freddie Mac, Pool #Q57871	3.50	8/1/48	3
3	Freddie Mac, Pool #J14069	3.50	1/1/26	3
8	Freddie Mac, Pool #G61148	3.50	9/1/47	8
3	Freddie Mac, Pool #ZS4771	3.50	6/1/48	3
4	Freddie Mac, Pool #ZS4599	3.50	1/1/45	4
8	Freddie Mac, Pool #ZS4631	4.00	9/1/45	8
7	Freddie Mac, Pool #Q58680	4.00	9/1/48	7
11	Freddie Mac, Pool #G08606	4.00	9/1/44	10
8	Freddie Mac, Pool #SD8070	4.00	6/1/50	8
3	Freddie Mac, Pool #ZA6946	4.00	5/1/49	3
16	Freddie Mac, Pool #ZL7781	4.00	2/1/44	15
14	Freddie Mac, Pool #G08637	4.00	4/1/45	13
5	Freddie Mac, Pool #G08771	4.00	7/1/47	4
8	Freddie Mac, Pool #G08775	4.00	8/1/47	7
24	Freddie Mac, Pool #QE5462	4.00	7/1/52	23
5	Freddie Mac, Pool #ZT1320	4.00	11/1/48	5
5	Freddie Mac, Pool #SD0290	4.00	4/1/50	5
5	Freddie Mac, Pool #G08801	4.00	2/1/48	4
3	Freddie Mac, Pool #ZT1840	4.00	9/1/48	3
3	Freddie Mac, Pool #ZT2106	4.00	3/1/49	3
10	Freddie Mac, Pool #A96286	4.00	1/1/41	10
6	Freddie Mac, Pool #C91395	4.00	9/1/31	6
10	Freddie Mac, Pool #G08567	4.00	1/1/44	9
3	Freddie Mac, Pool #ZS4774	4.50	5/1/48	3

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$5	Freddie Mac, Pool #Q58217	4.50	9/1/48	$5
19	Freddie Mac, Pool #A97692	4.50	3/1/41	19
—	Freddie Mac, Pool #C90686	4.50	6/1/23	—
4	Freddie Mac, Pool #G08781	4.50	9/1/47	4
24	Freddie Mac, Pool #SD8245	4.50	9/1/52	24
15	Freddie Mac, Pool #G01890	4.50	10/1/35	15
5	Freddie Mac, Pool #C09059	4.50	3/1/44	5
5	Freddie Mac, Pool #Q52321	4.50	11/1/47	5
9	Freddie Mac, Pool #G01962	5.00	12/1/35	9
9	Freddie Mac, Pool #G04817	5.00	9/1/38	9
4	Freddie Mac, Pool #G08838	5.00	9/1/48	4
10	Freddie Mac, Pool #G05904	5.00	9/1/39	10
7	Freddie Mac, Pool #ZT1779	5.00	3/1/49	7
15	Freddie Mac, Pool #G01665	5.50	3/1/34	15
10	Freddie Mac, Pool #G02794	6.00	5/1/37	11
1	Freddie Mac, Pool #C90989	6.00	9/1/26	1
24	Government National Mortgage Association, Pool #MA7935	2.00	3/20/52	20
21	Government National Mortgage Association, Pool #MA7417	2.00	6/20/51	18
36	Government National Mortgage Association, Pool #MA6930	2.00	10/20/50	30
22	Government National Mortgage Association, Pool #MA6994	2.00	11/20/50	19
20	Government National Mortgage Association, Pool #MA7311	2.00	4/20/51	17
46	Government National Mortgage Association, Pool #MA7704	2.00	11/20/51	39
24	Government National Mortgage Association, Pool #MA7826	2.00	1/20/52	20
23	Government National Mortgage Association, Pool #MA7766	2.00	12/20/51	20
24	Government National Mortgage Association, Pool #MA7880	2.00	2/20/52	20
19	Government National Mortgage Association, Pool #MA7135	2.00	1/20/51	16
24	Government National Mortgage Association, Pool #MA8041	2.00	5/20/52	20
19	Government National Mortgage Association, Pool #MA7051	2.00	12/20/50	16
40	Government National Mortgage Association, Pool #MA7254	2.00	3/20/51	33
22	Government National Mortgage Association, Pool #MA7588	2.00	9/20/51	19
35	Government National Mortgage Association, Pool #MA6864	2.00	9/20/50	29
24	Government National Mortgage Association, Pool #MA7986	2.00	4/20/52	20
21	Government National Mortgage Association, Pool #MA7366	2.00	5/20/51	17
43	Government National Mortgage Association, Pool #MA7471	2.00	7/20/51	36
6	Government National Mortgage Association, Pool #MA4355	2.50	4/20/32	6
10	Government National Mortgage Association, Pool #MA6655	2.50	5/20/50	9
15	Government National Mortgage Association, Pool #MA6995	2.50	11/20/50	13
46	Government National Mortgage Association, Pool #MA6709	2.50	6/20/50	41
36	Government National Mortgage Association, Pool #MA7255	2.50	3/20/51	32
45	Government National Mortgage Association, Pool #MA7649	2.50	10/20/51	39
46	Government National Mortgage Association, Pool #MA7767	2.50	12/20/51	40
34	Government National Mortgage Association, Pool #MA7193	2.50	2/20/51	30
15	Government National Mortgage Association, Pool #MA6931	2.50	10/20/50	13
8	Government National Mortgage Association, Pool #MA6540	2.50	3/20/50	7
26	Government National Mortgage Association, Pool #MA6819	2.50	8/20/50	23
24	Government National Mortgage Association, Pool #MA7936	2.50	3/20/52	21
21	Government National Mortgage Association, Pool #MA7418	2.50	6/20/51	18
19	Government National Mortgage Association, Pool #MA7312	2.50	4/20/51	17

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$43	Government National Mortgage Association, Pool #MA7472	2.50	7/20/51	$37
5	Government National Mortgage Association, Pool #MA1155	2.50	7/20/43	4
2	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	2
37	Government National Mortgage Association, Pool #MA6865	2.50	9/20/50	33
22	Government National Mortgage Association, Pool #MA7589	2.50	9/20/51	19
44	Government National Mortgage Association, Pool #MA7534	2.50	8/20/51	38
24	Government National Mortgage Association, Pool #MA8042	2.50	5/20/52	21
20	Government National Mortgage Association, Pool #MA7136	2.50	1/20/51	17
23	Government National Mortgage Association, Pool #MA6218	3.00	10/20/49	21
13	Government National Mortgage Association, Pool #MA4003	3.00	10/20/46	12
11	Government National Mortgage Association, Pool #MA4320	3.00	3/20/47	10
6	Government National Mortgage Association, Pool #MA4261	3.00	2/20/47	5
6	Government National Mortgage Association, Pool #MA4068	3.00	11/20/46	5
24	Government National Mortgage Association, Pool #MA8098	3.00	6/20/52	22
5	Government National Mortgage Association, Pool #MA5815	3.00	3/20/49	4
23	Government National Mortgage Association, Pool #MA7828	3.00	1/20/52	21
9	Government National Mortgage Association, Pool #MA3802	3.00	7/20/46	8
8	Government National Mortgage Association, Pool #MA3662	3.00	5/20/46	8
4	Government National Mortgage Association, Pool #MA3596	3.00	4/20/46	3
8	Government National Mortgage Association, Pool #AA5897	3.00	12/15/42	7
7	Government National Mortgage Association, Pool #MA4126	3.00	12/20/46	6
6	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	6
11	Government National Mortgage Association, Pool #MA2520	3.00	1/20/45	10
16	Government National Mortgage Association, Pool #MA4899	3.00	12/20/47	14
8	Government National Mortgage Association, Pool #MA2960	3.00	7/20/45	7
8	Government National Mortgage Association, Pool #MA3243	3.00	11/20/45	7
20	Government National Mortgage Association, Pool #MA6766	3.00	7/20/50	18
8	Government National Mortgage Association, Pool #MA4195	3.00	1/20/47	7
9	Government National Mortgage Association, Pool #MA3936	3.00	9/20/46	8
5	Government National Mortgage Association, Pool #MA3873	3.00	8/20/46	5
6	Government National Mortgage Association, Pool #MA6089	3.00	8/20/49	5
6	Government National Mortgage Association, Pool #MA6338	3.00	12/20/49	6
14	Government National Mortgage Association, Pool #MA5018	3.00	2/20/48	12
9	Government National Mortgage Association, Pool #MA6710	3.00	6/20/50	8
13	Government National Mortgage Association, Pool #MA6474	3.00	2/20/50	11
16	Government National Mortgage Association, Pool #MA1011	3.00	5/20/43	14
18	Government National Mortgage Association, Pool #MA6656	3.00	5/20/50	16
16	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	14
11	Government National Mortgage Association, Pool #MA3735	3.00	6/20/46	10
7	Government National Mortgage Association, Pool #MA6409	3.00	1/20/50	6
8	Government National Mortgage Association, Pool #MA4836	3.00	11/20/47	8
11	Government National Mortgage Association, Pool #MA6820	3.00	8/20/50	10
6	Government National Mortgage Association, Pool #MA6283	3.00	11/20/49	5
8	Government National Mortgage Association, Pool #MA6599	3.00	4/20/50	7
12	Government National Mortgage Association, Pool #MA3375	3.00	1/20/46	11
4	Government National Mortgage Association, Pool #AB9211	3.50	11/15/42	4
6	Government National Mortgage Association, Pool #MA5019	3.50	2/20/48	6
4	Government National Mortgage Association, Pool #MA3454	3.50	2/20/46	4

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$6	Government National Mortgage Association, Pool #MA2961	3.50	7/20/45	$6
10	Government National Mortgage Association, Pool #MA4127	3.50	12/20/46	9
8	Government National Mortgage Association, Pool #MA2371	3.50	11/20/44	8
7	Government National Mortgage Association, Pool #MA5875	3.50	4/20/49	7
8	Government National Mortgage Association, Pool #MA2223	3.50	9/20/44	8
7	Government National Mortgage Association, Pool #MA3597	3.50	4/20/46	7
6	Government National Mortgage Association, Pool #MA3244	3.50	11/20/45	5
4	Government National Mortgage Association, Pool #MA4778	3.50	10/20/47	4
4	Government National Mortgage Association, Pool #MA4837	3.50	11/20/47	4
6	Government National Mortgage Association, Pool #MA2826	3.50	5/20/45	5
7	Government National Mortgage Association, Pool #MA3310	3.50	12/20/45	7
5	Government National Mortgage Association, Pool #MA5191	3.50	5/20/48	5
11	Government National Mortgage Association, Pool #MA3173	3.50	10/20/45	10
9	Government National Mortgage Association, Pool #MA4004	3.50	10/20/46	8
4	Government National Mortgage Association, Pool #MA6219	3.50	10/20/49	4
5	Government National Mortgage Association, Pool #MA6339	3.50	12/20/49	4
8	Government National Mortgage Association, Pool #MA3736	3.50	6/20/46	7
8	Government National Mortgage Association, Pool #MA4382	3.50	4/20/47	8
8	Government National Mortgage Association, Pool #MA4510	3.50	6/20/47	8
8	Government National Mortgage Association, Pool #MA4586	3.50	7/20/47	7
5	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	5
8	Government National Mortgage Association, Pool #MA4321	3.50	3/20/47	8
8	Government National Mortgage Association, Pool #MA3803	3.50	7/20/46	7
8	Government National Mortgage Association, Pool #MA3874	3.50	8/20/46	8
4	Government National Mortgage Association, Pool #MA5762	3.50	2/20/49	3
15	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	14
4	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	4
8	Government National Mortgage Association, Pool #MA3105	3.50	9/20/45	7
7	Government National Mortgage Association, Pool #MA3376	3.50	1/20/46	7
18	Government National Mortgage Association, Pool #MA1157	3.50	7/20/43	17
9	Government National Mortgage Association, Pool #MA4652	3.50	8/20/47	8
28	Government National Mortgage Association, Pool #MA1091	4.00	6/20/43	28
4	Government National Mortgage Association, Pool #MA4653	4.00	8/20/47	4
7	Government National Mortgage Association, Pool #MA6040	4.00	7/20/49	7
3	Government National Mortgage Association, Pool #MA5876	4.00	4/20/49	3
3	Government National Mortgage Association, Pool #MA3377	4.00	1/20/46	3
3	Government National Mortgage Association, Pool #MA4322	4.00	3/20/47	3
3	Government National Mortgage Association, Pool #MA5651	4.00	12/20/48	3
3	Government National Mortgage Association, Pool #MA5595	4.00	11/20/48	3
3	Government National Mortgage Association, Pool #MA5710	4.00	1/20/49	3
3	Government National Mortgage Association, Pool #MA5466	4.00	9/20/48	3
9	Government National Mortgage Association, Pool #MA6091	4.00	8/20/49	8
3	Government National Mortgage Association, Pool #MA3245	4.00	11/20/45	3
6	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	6
10	Government National Mortgage Association, Pool #MA3737	4.00	6/20/46	10
3	Government National Mortgage Association, Pool #MA5986	4.00	6/20/49	3
3	Government National Mortgage Association, Pool #MA4263	4.00	2/20/47	3
7	Government National Mortgage Association, Pool #MA4511	4.00	6/20/47	7

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$5	Government National Mortgage Association, Pool #MA3522	4.00	3/20/46	$5
3	Government National Mortgage Association, Pool #MA5818	4.50	3/20/49	3
3	Government National Mortgage Association, Pool #MA5596	4.50	11/20/48	3
6	Government National Mortgage Association, Pool #MA5399	4.50	8/20/48	6
5	Government National Mortgage Association, Pool #MA5764	4.50	2/20/49	5
3	Government National Mortgage Association, Pool #MA5193	4.50	5/20/48	3
3	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	3
9	Government National Mortgage Association, Pool #MA5987	4.50	6/20/49	9
15	Government National Mortgage Association, Pool #721760	4.50	8/15/40	15
25	Government National Mortgage Association, Pool #4801	4.50	9/20/40	25
7	Government National Mortgage Association, Pool #MA2756	4.50	4/20/45	7
5	Government National Mortgage Association, Pool #MA2373	4.50	11/20/44	5
3	Government National Mortgage Association, Pool #MA4721	4.50	9/20/47	3
4	Government National Mortgage Association, Pool #MA5988	5.00	6/20/49	4
4	Government National Mortgage Association, Pool #MA5933	5.00	5/20/49	4
2	Government National Mortgage Association, Pool #MA5653	5.00	12/20/48	2
15	Government National Mortgage Association, Pool #4559	5.00	10/20/39	16
12	Government National Mortgage Association, Pool #697946	5.00	3/15/39	12
2	Government National Mortgage Association, Pool #MA5530	5.00	10/20/48	2
25	Government National Mortgage Association, 30 YR TBA	2.00	1/20/53	21
50	Government National Mortgage Association, 30 YR TBA	3.50	1/20/53	46
75	Government National Mortgage Association, 30 YR TBA	4.00	1/20/53	70
25	Government National Mortgage Association, 30 YR TBA	4.50	1/20/53	24
25	Government National Mortgage Association, 30 YR TBA	4.50	2/20/53	24
25	Government National Mortgage Association, 30 YR TBA	5.00	1/20/51	25
25	Government National Mortgage Association, 30 YR TBA	5.50	2/20/53	25
	Total U.S. Government Agency Mortgages			8,990

	U.S. Government Agency Securities — 0.97%
25	Fannie Mae	0.50	6/17/25	23
25	Fannie Mae	0.75	10/8/27	21
25	Fannie Mae, Callable 3/18/23 @ 100.00	0.88	12/18/26	22
25	Fannie Mae	1.63	1/7/25	24
10	Fannie Mae	5.63	7/15/37	11
20	Fannie Mae	6.63	11/15/30	23
25	Fannie Mae	7.25	5/15/30	30
25	Federal Farm Credit Bank	0.25	2/26/24	24
75	Federal Farm Credit Bank	0.88	11/18/24	70
25	Federal Farm Credit Bank	3.38	8/26/24	24
25	Federal Farm Credit Bank	4.25	9/26/24	25
25	Federal Home Loan Bank	0.63	12/22/23	24
40	Federal Home Loan Bank	2.75	12/13/24	39
25	Federal Home Loan Bank	2.75	6/28/24	24
40	Federal Home Loan Bank	2.88	9/13/24	39
25	Federal Home Loan Bank	3.25	11/16/28	24
75	Freddie Mac	0.25	12/4/23	72
50	Freddie Mac	0.38	7/21/25	45
15	Freddie Mac	6.25	7/15/32	17

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities (continued)
$10	Freddie Mac	6.75	3/15/31	$12
5	Tennessee Valley Authority	3.50	12/15/42	4
30	Tennessee Valley Authority	5.88	4/1/36	33
	Total U.S. Government Agency Securities			630

	Corporate Bonds — 15.76%
85	AbbVie, Inc. (Biotechnology), Callable 8/14/28 @ 100.00	4.25	11/14/28	82
110	AbbVie, Inc. (Biotechnology)	4.40	11/6/42	96
70	American Express Co. (Consumer Finance), Callable 7/1/25 @ 100.00	3.95	8/1/25	69
80	Amgen, Inc. (Biotechnology), Callable 8/21/39 @ 100.00	3.15	2/21/40	59
155	Amgen, Inc. (Biotechnology), Callable 6/18/29 @ 100.00	4.05	8/18/29	145
220	Anheuser-Busch InBev Worldwide, Inc. (Beverages)	4.95	1/15/42	207
40	Anthem, Inc. (Health Care Providers & Services), Callable 2/15/30 @ 100.00	2.25	5/15/30	33
40	Anthem, Inc. (Health Care Providers & Services)	4.63	5/15/42	36
140	Apple, Inc. (Technology Hardware, Storage & Peripherals), Callable 8/23/45 @ 100.00	4.65	2/23/46	133
148	AT&T, Inc. (Diversified Telecommunication Services), Callable 3/15/55 @ 100.00	3.55	9/15/55	100
115	AT&T, Inc. (Diversified Telecommunication Services), Callable 12/1/28 @ 100.00	4.35	3/1/29	109
55	AT&T, Inc. (Diversified Telecommunication Services), Callable 9/9/48 @ 100.00	4.55	3/9/49	45
95	Atmos Energy Corp. (Gas Utilities), Callable 7/15/42 @ 100.00	4.15	1/15/43	79
85	Bank of America Corp. (Banks), Callable 4/22/31 @ 100.00	2.69 (SOFR + 132 bps)(b)	4/22/32	68
430	Bank of America Corp. (Banks), Callable 12/20/27 @ 100.00	3.42 (US0003M + 104 bps)(b)	12/20/28	389
90	Bank of America Corp., MTN (Banks), Callable 2/7/29 @ 100.00	3.97 (US0003M + 121 bps)(b)	2/7/30	81
95	Berkshire Hathaway, Inc. (Multi-Utilities), Callable 8/1/44 @ 100.00	4.50	2/1/45	82
25	BP Capital Markets America, Inc. (Diversified Financial Services), Callable 8/24/49 @ 100.00	3.00	2/24/50	17
70	Bristol-Myers Squibb Co. (Pharmaceuticals), Callable 4/26/49 @ 100.00	4.25	10/26/49	61
137	Brown & Brown, Inc. (Insurance), Callable 12/15/28 @ 100.00	4.50	3/15/29	127
75	Bunge Limited Finance Corp. (Food Products), Callable 2/14/31 @ 100.00	2.75	5/14/31	62
125	Capital One Financial Corp. (Consumer Finance), Callable 7/24/25 @ 100.00	4.99 (SOFR + 216 bps)(b)	7/24/26	122
190	Charter Communications Operating LLC/Charter Communications Operating Capital (Media), Callable 12/30/28 @ 100.00	5.05	3/30/29	179
65	Citigroup, Inc. (Banks), Callable 4/23/28 @ 100.00	4.07 (US0003M + 119 bps)(b)	4/23/29	59
110	Citigroup, Inc. (Banks), Callable 3/31/30 @ 100.00	4.41 (SOFR + 391 bps)(b)	3/31/31	101
200	Citigroup, Inc. (Banks), Callable 9/29/25 @ 100.00	5.61 (SOFR + 155 bps)(b)	9/29/26	201
75	Comcast Corp. (Media), Callable 5/1/49 @ 100.00	4.00	11/1/49	60
25	Comcast Corp. (Media)	4.65	7/15/42	23
20	Consolidated Edison Company of New York, Inc., Series 2008-B (Multi-Utilities)	6.75	4/1/38	22
110	Constellation Brands, Inc. (Beverages), Callable 5/1/29 @ 100.00	3.15	8/1/29	97
115	CSX Corp. (Road & Rail)	6.22	4/30/40	124
120	CVS Health Corp. (Health Care Providers & Services), Callable 9/25/37 @ 100.00	4.78	3/25/38	110
45	CVS Health Corp. (Health Care Providers & Services), Callable 1/20/45 @ 100.00	5.13	7/20/45	41

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$70	Dell International LLC/EMC Corp. (Technology Hardware & Semiconductors), Callable 8/1/26 @ 100.00	4.90	10/1/26	$69
93	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60	7/15/41	87
75	Digital Realty Trust LP (Equity Real Estate Investment Trusts), Callable 4/15/28 @ 100.00	4.45	7/15/28	71
115	Dominion Energy Gas Holding LLC, Series B (Multi-Utilities), Callable 8/15/29 @ 100.00	3.00	11/15/29	98
225	Dominion Gas Holdings LLC (Multi-Utilities), Callable 9/15/24 @ 100.00	3.60	12/15/24	219
35	Duke Energy Carolinas LLC (Electric Utilities), Callable 6/15/41 @ 100.00	4.25	12/15/41	30
25	Duke Energy Progress LLC (Electric Utilities), Callable 2/15/45 @ 100.00	4.20	8/15/45	21
55	E.I. du Pont de Nemours and Co. (Chemicals), Callable 4/15/30 @ 100.00	2.30	7/15/30	46
5	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels), Callable 3/15/28 @ 100.00	4.95	6/15/28	5
139	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85	3/15/44	122
174	FedEx Corp., Series 2020-1, AA (Air Freight & Logistics)	1.88	8/20/35	141
45	Fiserv, Inc. (IT Services), Callable 4/1/29 @ 100.00	3.50	7/1/29	41
50	General Motors Co. (Automobiles), Callable 7/1/27 @ 100.00	4.20	10/1/27	47
46	Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00	4.50	2/1/45	40
105	HCA, Inc. (Health Care Providers & Services)	5.38	2/1/25	105
40	Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 6/8/47 @ 100.00	3.73	12/8/47	30
150	Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 6/5/29 @ 100.00	4.00	8/5/29	143
150	International Business Machines Corp. (IT Services)	7.00	10/30/25	159
40	International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00	6.00	11/15/41	40
30	JPMorgan Chase & Co. (Banks), Callable 5/1/27 @ 100.00	3.54 (US0003M + 138 bps)(b)	5/1/28	28
570	JPMorgan Chase & Co. (Banks), Callable 4/23/28 @ 100.00	4.01 (US0003M + 112 bps)(b)	4/23/29	528
100	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 12/1/44 @ 100.00	5.55	6/1/45	91
105	Lincoln National Corp. (Insurance), Callable 12/1/27 @ 100.00	3.80	3/1/28	97
80	Lincoln National Corp. (Insurance)	7.00	6/15/40	83
20	LYB International Finance BV (Chemicals), Callable 9/15/43 @ 100.00	4.88	3/15/44	17
70	Martin Marietta Materials, Inc. (Construction Materials), Callable 3/1/27 @ 100.00	3.45	6/1/27	65
80	Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable 1/15/31 @ 100.00	2.95	4/15/31	65
85	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable 2/6/23 @ 102.13	4.25	9/1/25	82
110	Microsoft Corp. (Software), Callable 9/17/61 @ 100.00	3.04	3/17/62	76
55	Mohawk Industries, Inc. (Household Durables), Callable 2/15/30 @ 100.00	3.63	5/15/30	47
200	Morgan Stanley, MTN (Capital Markets), Callable 7/20/26 @ 100.00	1.51 (SOFR + 86 bps)(b)	7/20/27	174
225	Morgan Stanley, MTN (Capital Markets), Callable 1/23/29 @ 100.00	4.43 (US0003M + 163 bps)(b)	1/23/30	210
85	National Retail Properties, Inc. (Equity Real Estate Investment Trusts), Callable 1/15/30 @ 100.00	2.50	4/15/30	69
125	National Rural Utilities Cooperative Finance Corp. (Diversified Financial Services), Callable 8/1/28 @ 100.00	3.90	11/1/28	117
40	NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 3/1/30 @ 100.00	2.25	6/1/30	33
75	Northrop Grumman Corp. (Aerospace & Defense), Callable 4/15/47 @ 100.00	4.03	10/15/47	62
50	Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00	5.20	8/1/43	47
40	NVIDIA Corp. (Semiconductors & Semiconductor Equipment), Callable 1/1/30 @ 100.00	2.85	4/1/30	35

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$120	Oklahoma Gas and Electric Co. (Electric Utilities), Callable 2/15/28 @ 100.00	3.80	8/15/28	$112
165	Ovintiv Exploration, Inc. (Oil, Gas & Consumable Fuels), Callable 10/1/25 @ 100.00	5.38	1/1/26	163
50	Pfizer, Inc. (Pharmaceuticals)	4.30	6/15/43	46
120	Philip Morris International, Inc. (Tobacco)	4.50	3/20/42	101
65	Principal Financial Group, Inc. (Insurance), Callable 2/15/29 @ 100.00	3.70	5/15/29	60
85	Progress Energy, Inc. (Electric Utilities)	6.00	12/1/39	85
55	Prudential Financial, Inc. (Insurance)	4.60	5/15/44	49
15	Prudential Financial, Inc., MTN (Insurance)	6.63	6/21/40	16
30	Public Service Electric & Gas Co. (Electric Utilities), Callable 3/1/42 @ 100.00	3.65	9/1/42	24
95	Reliance Steel & Aluminum Co. (Metals & Mining), Callable 7/15/25 @ 100.00	1.30	8/15/25	86
70	Reliance Steel & Aluminum Co. (Metals & Mining), Callable 5/15/30 @ 100.00	2.15	8/15/30	55
140	RELX Capital, Inc. (Professional Services), Callable 2/22/30 @ 100.00	3.00	5/22/30	120
155	Rockwell Collins, Inc. (Aerospace & Defense), Callable 12/15/26 @ 100.00	3.50	3/15/27	146
50	Roper Technologies, Inc. (Industrial Conglomerates), Callable 6/15/28 @ 100.00	4.20	9/15/28	48
70	Sabra Health Care, LP (Equity Real Estate Investment Trusts), Callable 9/1/31 @ 100.00	3.20	12/1/31	52
30	Southern Company Gas Capital Corp. (Electric Utilities), Callable 3/15/26 @ 100.00	3.25	6/15/26	28
80	Southern Company Gas Capital Corp. (Electric Utilities), Callable 11/30/46 @ 100.00	4.40	5/30/47	64
55	Southwest Airlines Co. (Airlines), Callable 4/15/27 @ 100.00	5.13	6/15/27	54
95	Sunoco Logistics Partners Operations LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95	1/15/43	77
150	TCI Communications, Inc. (Media)	7.88	2/15/26	162
420	The Goldman Sachs Group, Inc. (Capital Markets), Callable 6/5/27 @ 100.00	3.69 (US0003M + 151 bps)(b)	6/5/28	390
55	The Home Depot, Inc. (Specialty Retail), Callable 6/6/48 @ 100.00	4.50	12/6/48	50
40	The Home Depot, Inc. (Specialty Retail), Callable 3/15/40 @ 100.00	5.40	9/15/40	41
125	The Interpublic Group of Companies, Inc. (Media)	4.20	4/15/24	123
25	The Interpublic Group of Companies, Inc. (Media), Callable 4/1/48 @ 100.00	5.40	10/1/48	23
60	The Travelers Companies, Inc. (Insurance)	5.35	11/1/40	60
90	The Walt Disney Co. (Entertainment), Callable 3/15/44 @ 100.00	4.75	9/15/44	83
80	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 2/15/23 @ 101.13	2.25	2/15/26	73
50	United Technologies Corp. (Aerospace & Defense)	4.50	6/1/42	45
45	UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 5/15/41 @ 100.00	4.63	11/15/41	41
35	UnitedHealth Group, Inc. (Health Care Providers & Services)	4.75	7/15/45	33
70	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6.63	6/15/37	74
25	Ventas Realty LP (Equity Real Estate Investment Trusts), Callable 11/1/24 @ 100.00	3.50	2/1/25	24
75	Ventas Realty LP (Equity Real Estate Investment Trusts), Callable 2/1/24 @ 100.00	3.75	5/1/24	73
40	Ventas Realty LP (Real Estate), Callable 10/15/28 @ 100.00	4.40	1/15/29	37
262	Verizon Communications, Inc. (Diversified Telecommunication Services), Callable 9/22/40 @ 100.00	3.40	3/22/41	197
95	Verizon Communications, Inc. (Diversified Telecommunication Services)	4.33	9/21/28	91
85	Virginia Electric and Power Co., Series B (Electric Utilities), Callable 3/15/47 @ 100.00	3.80	9/15/47	65
220	Wells Fargo & Co., MTN (Banks), Callable 10/30/29 @ 100.00	2.88 (US0003M + 117 bps)(b)	10/30/30	187
210	Wells Fargo & Co., MTN (Banks), Callable 5/22/27 @ 100.00	3.58 (US0003M + 131 bps)(b)	5/22/28	195
35	Wells Fargo & Co. (Banks), Callable 10/24/28 @ 100.00	4.15	1/24/29	33
55	WestRock MWV LLC (Containers & Packaging)	8.20	1/15/30	62

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$55	XTO Energy, Inc. (Oil, Gas & Consumable Fuels)	6.75	8/1/37	$60
	Total Corporate Bonds			10,267

	U.S. Treasury Obligations — 31.59%
8	U.S. Treasury Bond	1.13	8/15/40	5
15	U.S. Treasury Bond	1.13	5/15/40	9
125	U.S. Treasury Bond	1.25	5/15/50	67
133	U.S. Treasury Bond	1.38	11/15/40	86
145	U.S. Treasury Bond	1.38	8/15/50	81
140	U.S. Treasury Bond	1.63	11/15/50	84
100	U.S. Treasury Bond	1.75	8/15/41	68
156	U.S. Treasury Bond	1.88	2/15/51	99
148	U.S. Treasury Bond	1.88	11/15/51	94
140	U.S. Treasury Bond	1.88	2/15/41	99
106	U.S. Treasury Bond	2.00	2/15/50	70
145	U.S. Treasury Bond	2.00	11/15/41	104
159	U.S. Treasury Bond	2.00	8/15/51	104
101	U.S. Treasury Bond	2.25	8/15/49	71
173	U.S. Treasury Bond	2.25	2/15/52	121
100	U.S. Treasury Bond	2.25	5/15/41	75
117	U.S. Treasury Bond	2.25	8/15/46	83
96	U.S. Treasury Bond	2.38	11/15/49	70
110	U.S. Treasury Bond	2.38	2/15/42	84
110	U.S. Treasury Bond	2.38	5/15/51	79
75	U.S. Treasury Bond	2.50	5/15/46	56
80	U.S. Treasury Bond	2.50	2/15/46	60
60	U.S. Treasury Bond	2.50	2/15/45	45
80	U.S. Treasury Bond	2.75	11/15/47	63
55	U.S. Treasury Bond	2.75	8/15/47	43
147	U.S. Treasury Bond	2.88	5/15/52	118
60	U.S. Treasury Bond	2.88	8/15/45	48
94	U.S. Treasury Bond	2.88	5/15/49	76
65	U.S. Treasury Bond	2.88	11/15/46	52
60	U.S. Treasury Bond	2.88	5/15/43	49
85	U.S. Treasury Bond	3.00	8/15/52	70
75	U.S. Treasury Bond	3.00	2/15/47	61
90	U.S. Treasury Bond	3.00	2/15/49	74
50	U.S. Treasury Bond	3.00	5/15/45	41
50	U.S. Treasury Bond	3.00	11/15/45	41
50	U.S. Treasury Bond	3.00	2/15/48	41
95	U.S. Treasury Bond	3.00	8/15/48	78
55	U.S. Treasury Bond	3.00	5/15/47	45
100	U.S. Treasury Bond	3.00	11/15/44	83
22	U.S. Treasury Bond	3.13	8/15/44	19
25	U.S. Treasury Bond	3.13	11/15/41	22
80	U.S. Treasury Bond	3.13	5/15/48	67
90	U.S. Treasury Bond	3.13	2/15/43	77
125	U.S. Treasury Bond	3.25	5/15/42	110

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$75	U.S. Treasury Bond	3.38	5/15/44	$66
10	U.S. Treasury Bond	3.38	8/15/42	9
30	U.S. Treasury Bond	3.38	11/15/48	26
8	U.S. Treasury Bond	3.50	2/15/39	8
100	U.S. Treasury Bond	3.63	2/15/44	92
75	U.S. Treasury Bond	3.63	8/15/43	69
75	U.S. Treasury Bond	3.75	11/15/43	70
33	U.S. Treasury Bond	3.75	8/15/41	31
10	U.S. Treasury Bond	3.88	8/15/40	10
48	U.S. Treasury Bond	4.00	11/15/52	48
25	U.S. Treasury Bond	4.00	11/15/42	25
100	U.S. Treasury Bond	4.25	11/15/40	102
25	U.S. Treasury Bond	4.38	2/15/38	26
25	U.S. Treasury Bond	4.38	11/15/39	26
15	U.S. Treasury Bond	4.38	5/15/40	16
35	U.S. Treasury Bond	4.38	5/15/41	36
20	U.S. Treasury Bond	4.50	2/15/36	21
35	U.S. Treasury Bond	4.63	2/15/40	38
10	U.S. Treasury Bond	4.75	2/15/37	11
70	U.S. Treasury Bond	4.75	2/15/41	76
40	U.S. Treasury Bond	5.00	5/15/37	45
20	U.S. Treasury Bond	5.25	2/15/29	21
40	U.S. Treasury Bond	5.38	2/15/31	44
25	U.S. Treasury Bond	6.00	2/15/26	26
60	U.S. Treasury Bond	6.13	11/15/27	65
25	U.S. Treasury Bond	6.13	8/15/29	28
35	U.S. Treasury Bond	6.25	5/15/30	40
15	U.S. Treasury Bond	6.50	11/15/26	16
17	U.S. Treasury Bond	7.50	11/15/24	18
15	U.S. Treasury Bond	7.63	2/15/25	16
120	U.S. Treasury Note	0.13	1/15/24	114
145	U.S. Treasury Note	0.13	2/15/24	138
60	U.S. Treasury Note	0.25	7/31/25	54
135	U.S. Treasury Note	0.25	9/30/25	121
130	U.S. Treasury Note	0.25	6/15/24	122
125	U.S. Treasury Note	0.25	5/15/24	118
115	U.S. Treasury Note	0.25	8/31/25	103
140	U.S. Treasury Note	0.25	3/15/24	133
60	U.S. Treasury Note	0.25	6/30/25	54
125	U.S. Treasury Note	0.25	10/31/25	112
45	U.S. Treasury Note	0.25	5/31/25	41
35	U.S. Treasury Note	0.38	9/30/27	29
25	U.S. Treasury Note	0.38	12/31/25	22
115	U.S. Treasury Note	0.38	7/15/24	108
60	U.S. Treasury Note	0.38	11/30/25	54
180	U.S. Treasury Note	0.38	9/15/24	168
80	U.S. Treasury Note	0.38	4/30/25	73
105	U.S. Treasury Note	0.38	8/15/24	98

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$82	U.S. Treasury Note	0.38	1/31/26	$73
115	U.S. Treasury Note	0.38	7/31/27	98
100	U.S. Treasury Note	0.50	8/31/27	85
130	U.S. Treasury Note	0.50	2/28/26	116
100	U.S. Treasury Note	0.50	10/31/27	85
105	U.S. Treasury Note	0.50	6/30/27	90
5	U.S. Treasury Note	0.50	4/30/27	4
110	U.S. Treasury Note	0.63	10/15/24	103
85	U.S. Treasury Note	0.63	11/30/27	72
250	U.S. Treasury Note	0.63	8/15/30	197
195	U.S. Treasury Note	0.63	5/15/30	154
5	U.S. Treasury Note	0.63	3/31/27	4
80	U.S. Treasury Note	0.63	12/31/27	68
140	U.S. Treasury Note	0.63	7/31/26	124
145	U.S. Treasury Note	0.75	3/31/26	130
135	U.S. Treasury Note	0.75	1/31/28	115
150	U.S. Treasury Note	0.75	5/31/26	134
100	U.S. Treasury Note	0.75	11/15/24	93
42	U.S. Treasury Note	0.75	8/31/26	37
125	U.S. Treasury Note	0.75	4/30/26	112
90	U.S. Treasury Note	0.88	1/31/24	86
145	U.S. Treasury Note	0.88	9/30/26	129
60	U.S. Treasury Note	0.88	6/30/26	54
185	U.S. Treasury Note	0.88	11/15/30	148
125	U.S. Treasury Note	1.00	7/31/28	106
135	U.S. Treasury Note	1.00	12/15/24	126
155	U.S. Treasury Note	1.13	2/29/28	134
145	U.S. Treasury Note	1.13	10/31/26	130
125	U.S. Treasury Note	1.13	8/31/28	107
10	U.S. Treasury Note	1.13	2/28/27	9
135	U.S. Treasury Note	1.13	1/15/25	126
70	U.S. Treasury Note	1.13	2/28/25	65
251	U.S. Treasury Note	1.13	2/15/31	204
95	U.S. Treasury Note	1.25	6/30/28	82
130	U.S. Treasury Note	1.25	3/31/28	113
45	U.S. Treasury Note	1.25	8/31/24	43
120	U.S. Treasury Note	1.25	9/30/28	103
270	U.S. Treasury Note	1.25	8/15/31	218
150	U.S. Treasury Note	1.25	11/30/26	135
145	U.S. Treasury Note	1.25	12/31/26	130
130	U.S. Treasury Note	1.25	5/31/28	113
130	U.S. Treasury Note	1.25	4/30/28	113
120	U.S. Treasury Note	1.38	10/31/28	104
197	U.S. Treasury Note	1.38	11/15/31	160
115	U.S. Treasury Note	1.38	12/31/28	99
90	U.S. Treasury Note	1.50	2/29/24	87
140	U.S. Treasury Note	1.50	8/15/26	128
90	U.S. Treasury Note	1.50	11/30/24	85

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$63	U.S. Treasury Note	1.50	2/15/30	$54
185	U.S. Treasury Note	1.50	1/31/27	167
30	U.S. Treasury Note	1.50	9/30/24	28
115	U.S. Treasury Note	1.50	11/30/28	100
85	U.S. Treasury Note	1.50	2/15/25	80
195	U.S. Treasury Note	1.63	5/15/31	164
130	U.S. Treasury Note	1.63	8/15/29	113
120	U.S. Treasury Note	1.63	2/15/26	111
130	U.S. Treasury Note	1.63	5/15/26	120
70	U.S. Treasury Note	1.63	9/30/26	64
20	U.S. Treasury Note	1.75	12/31/26	18
120	U.S. Treasury Note	1.75	11/15/29	105
75	U.S. Treasury Note	1.75	3/15/25	71
90	U.S. Treasury Note	1.75	1/31/29	79
88	U.S. Treasury Note	1.75	12/31/24	84
75	U.S. Treasury Note	1.75	6/30/24	72
85	U.S. Treasury Note	1.88	2/28/29	75
180	U.S. Treasury Note	1.88	2/28/27	165
247	U.S. Treasury Note	1.88	2/15/32	208
75	U.S. Treasury Note	1.88	7/31/26	69
25	U.S. Treasury Note	1.88	6/30/26	23
20	U.S. Treasury Note	1.88	8/31/24	19
160	U.S. Treasury Note	2.00	11/15/26	148
140	U.S. Treasury Note	2.00	8/15/25	132
125	U.S. Treasury Note	2.00	5/31/24	120
95	U.S. Treasury Note	2.00	6/30/24	91
70	U.S. Treasury Note	2.00	4/30/24	68
170	U.S. Treasury Note	2.00	2/15/25	162
55	U.S. Treasury Note	2.13	7/31/24	53
65	U.S. Treasury Note	2.13	9/30/24	62
95	U.S. Treasury Note	2.13	3/31/24	92
5	U.S. Treasury Note	2.13	2/29/24	5
50	U.S. Treasury Note	2.13	11/30/24	48
85	U.S. Treasury Note	2.13	5/15/25	81
100	U.S. Treasury Note	2.13	5/31/26	94
50	U.S. Treasury Note	2.25	12/31/23	49
165	U.S. Treasury Note	2.25	2/15/27	153
55	U.S. Treasury Note	2.25	12/31/24	53
55	U.S. Treasury Note	2.25	10/31/24	53
150	U.S. Treasury Note	2.25	11/15/27	138
50	U.S. Treasury Note	2.25	4/30/24	48
80	U.S. Treasury Note	2.25	3/31/26	75
150	U.S. Treasury Note	2.25	11/15/24	144
60	U.S. Treasury Note	2.25	3/31/24	58
30	U.S. Treasury Note	2.25	1/31/24	29
95	U.S. Treasury Note	2.25	11/15/25	90
160	U.S. Treasury Note	2.25	8/15/27	148
100	U.S. Treasury Note	2.38	2/29/24	97

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$100	U.S. Treasury Note	2.38	8/15/24	$96
120	U.S. Treasury Note	2.38	5/15/29	109
80	U.S. Treasury Note	2.38	4/30/26	76
140	U.S. Treasury Note	2.38	5/15/27	130
70	U.S. Treasury Note	2.38	3/31/29	64
75	U.S. Treasury Note	2.50	4/30/24	73
105	U.S. Treasury Note	2.50	5/15/24	102
60	U.S. Treasury Note	2.50	2/28/26	57
50	U.S. Treasury Note	2.50	1/31/24	49
80	U.S. Treasury Note	2.50	5/31/24	78
80	U.S. Treasury Note	2.50	3/31/27	75
165	U.S. Treasury Note	2.63	2/15/29	153
85	U.S. Treasury Note	2.63	1/31/26	81
45	U.S. Treasury Note	2.63	5/31/27	42
70	U.S. Treasury Note	2.63	4/15/25	67
75	U.S. Treasury Note	2.63	3/31/25	72
55	U.S. Treasury Note	2.63	7/31/29	51
90	U.S. Treasury Note	2.63	12/31/25	86
85	U.S. Treasury Note	2.75	8/31/25	82
218	U.S. Treasury Note	2.75	8/15/32	198
90	U.S. Treasury Note	2.75	2/28/25	87
66	U.S. Treasury Note	2.75	7/31/27	62
60	U.S. Treasury Note	2.75	5/31/29	56
100	U.S. Treasury Note	2.75	2/15/24	98
75	U.S. Treasury Note	2.75	4/30/27	71
65	U.S. Treasury Note	2.75	5/15/25	63
105	U.S. Treasury Note	2.75	2/15/28	99
90	U.S. Treasury Note	2.75	6/30/25	87
65	U.S. Treasury Note	2.88	4/30/29	61
65	U.S. Treasury Note	2.88	6/15/25	63
238	U.S. Treasury Note	2.88	5/15/32	218
90	U.S. Treasury Note	2.88	4/30/25	87
90	U.S. Treasury Note	2.88	11/30/25	87
160	U.S. Treasury Note	2.88	5/15/28	151
75	U.S. Treasury Note	2.88	7/31/25	72
125	U.S. Treasury Note	2.88	8/15/28	118
60	U.S. Treasury Note	3.00	7/15/25	58
65	U.S. Treasury Note	3.00	7/31/24	63
85	U.S. Treasury Note	3.00	10/31/25	82
85	U.S. Treasury Note	3.00	9/30/25	82
65	U.S. Treasury Note	3.00	6/30/24	63
65	U.S. Treasury Note	3.13	8/31/27	63
55	U.S. Treasury Note	3.13	8/31/29	52
140	U.S. Treasury Note	3.13	11/15/28	133
60	U.S. Treasury Note	3.13	8/15/25	58
65	U.S. Treasury Note	3.25	8/31/24	64
60	U.S. Treasury Note	3.25	6/30/29	57
70	U.S. Treasury Note	3.25	6/30/27	68

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$85	U.S. Treasury Note	3.50	9/15/25	$83
90	U.S. Treasury Note	3.88	11/30/27	89
75	U.S. Treasury Note	3.88	11/30/29	74
75	U.S. Treasury Note	3.88	9/30/29	74
75	U.S. Treasury Note	3.88	12/31/29	75
90	U.S. Treasury Note	3.88	12/31/27	89
75	U.S. Treasury Note	4.00	10/31/29	75
85	U.S. Treasury Note	4.00	12/15/25	84
82	U.S. Treasury Note	4.13	11/15/32	84
90	U.S. Treasury Note	4.13	10/31/27	90
90	U.S. Treasury Note	4.13	9/30/27	90
85	U.S. Treasury Note	4.25	12/31/24	85
85	U.S. Treasury Note	4.25	10/15/25	85
90	U.S. Treasury Note	4.25	9/30/24	90
90	U.S. Treasury Note	4.38	10/31/24	90
85	U.S. Treasury Note	4.50	11/15/25	86
90	U.S. Treasury Note	4.50	11/30/24	90
	Total U.S. Treasury Obligations			20,587

	Yankee Dollars — 2.01%
45	America Movil SAB de CV (Wireless Telecommunication Services)	6.13	11/15/37	47
35	BHP Billiton Finance USA Ltd. (Metals & Mining)	5.00	9/30/43	34
64	British Telecommunications PLC (Diversified Telecommunication Services)	9.63	12/15/30	77
170	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 6/15/25 @ 100.00	2.05	7/15/25	157
40	Canadian Pacific Railway Co. (Road & Rail), Callable 12/5/29 @ 100.00	2.05	3/5/30	33
65	Deutsche Telekom International Finance BV (Diversified Telecommunication Services)	8.75(c)	6/15/30	77
90	Diageo Capital PLC (Diversified Financial Services)	5.88	9/30/36	94
80	Enbridge, Inc. (Oil, Gas & Consumable Fuels), Callable 2/1/51 @ 100.00	3.40	8/1/51	55
105	Equinor ASA (Oil, Gas & Consumable Fuels)	5.10	8/17/40	103
125	Iberdrola International BV (Electric Utilities)	5.81	3/15/25	127
85	Iberdrola International BV (Electric Utilities)	6.75	7/15/36	91
14	LyondellBasell Industries N.V. (Chemicals)	4.00	7/15/23	14
40	Nutrien Ltd. (Chemicals), Callable 2/13/30 @ 100.00	2.95	5/13/30	34
60	Orange SA (Diversified Telecommunication Services)	9.00	3/1/31	73
90	Shell International Finance BV (Oil, Gas & Consumable Fuels)	4.13	5/11/35	83
35	Telefonica Emisiones SAU (Diversified Telecommunication Services)	7.05	6/20/36	36
105	The Toronto-Dominion Bank (Banks)	3.20	3/10/32	91
25	Vodafone Group PLC (Wireless Telecommunication Services)	4.13	5/30/25	25
55	Vodafone Group PLC (Wireless Telecommunication Services)	6.15	2/27/37	56
	Total Yankee Dollars			1,307

Shares
	Exchange-Traded Fund — 28.43%
396,500	Vanguard Short-Term Inflation-Protected Securities ETF			18,521
	Total Exchange-Traded Fund			$18,521

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (concluded) — December 31, 2022 (Unaudited)

Shares	Security Description	Rate %		Value (000)
	Investment Companies — 7.06%
42,670	State Street Institutional Treasury Money Market Fund, Premier Class	3.79	(d)	$43
4,554,207	State Street Institutional Treasury Plus Money Market Fund, Trust Class	4.09	(d)	4,554
	Total Investment Companies			4,597

	Total Investments (cost $71,415) — 100.71%			65,610
	Liabilities in excess of other assets — (0.71%)			(461)
	Net Assets — 100.00%			$65,149

Amounts designated as “—” are $0 or have been rounded to $0.

(a)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect on December 31, 2022.

(b)	Variable Rate Security. The rate disclosed is the rate in effect on December 31, 2022.

(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate disclosed is the rate in effect on December 31, 2022.

(d)	Annualized 7-day yield as of period-end.

bps—Basis Points

ETF—Exchange-Traded Fund

MTN—Medium Term Note

SOFR—Secured Overnight Financing Rate

TBA—To Be Announced purchase or sale commitment. Security is subject to delayed delivery

US0003M—3 Month US Dollar LIBOR

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2022.

The Core Fixed Income Portfolio	Agincourt Capital Management, LLC	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Asset Backed Securities	—	0.14%	—	—	0.14%
Collateralized Mortgage Obligations	—	0.95%	—	—	0.95%
U.S. Government Agency Mortgages	—	13.80%	—	—	13.80%
U.S. Government Agency Securities	—	0.97%	—	—	0.97%
Corporate Bonds	15.76%	—	—	—	15.76%
U.S. Treasury Obligations	—	31.59%	—	—	31.59%
Yankee Dollars	2.01%	—	—	—	2.01%
Exchange Traded Fund	—	—	28.43%	—	28.43%
Investment Companies	0.07%	1.24%	—	5.75%	7.06%
Other Assets (Liabilities)	0.30%	-0.67%	0.22%	-0.56%	-0.71%
Total Net Assets	18.14%	48.02%	28.65%	5.19%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Corporate Opportunities Portfolio

Portfolio of Investments — December 31, 2022 (Unaudited)

Shares	Security Description	Rate %	Value (000)
	Common Stock — 0.00%
1,740,900	ACC Claims Holding LLC (Communications Equipment) (a)(b)		$—
	Total Common Stock		—

	Investment Companies — 97.66%
129,168	Apollo Senior Floating Rate Fund, Inc.		1,594
111,376	Apollo Tactical Income Fund, Inc.		1,350
46,579	Barings Global Short Duration High Yield Fund		591
264,839	BlackRock Debt Strategies Fund, Inc.		2,437
206,284	BlackRock Floating Rate Income Trust		2,257
357,175	Blackstone Strategic Credit Fund		3,779
275,054	DoubleLine Yield Opportunities Fund		3,609
1,177,000	Federated Hermes Treasury Obligation Fund, Institutional Shares^^	4.04(c)	1,177
176,684	First Trust High Income Long		2,023
268,412	First Trust High Yield Opportunities 2027 Term Fund		3,618
781,221	Invesco Senior Income Trust		2,992
685,618	Nuveen Credit Strategies Income Fund		3,490
347,665	Nuveen Floating Rate Income Opportunity Fund		2,715
341,503	PGIM Global High Yield Fund, Inc.		3,702
303,217	PGIM High Yield Bond Fund, Inc.		3,599
255,834	PGIM Short Duration High Yield Opportunities Fund		3,758
17,000	PIMCO Access Income Fund		251
169,775,766	State Street Institutional Treasury Plus Money Market Fund, Trust Class	4.09(c)	169,776
980,556	State Street Institutional U.S. Government Money Market Fund, Administrative Class	3.86(c)	981
300,784	Western Asset Diversified Income Fund		3,819
362,678	Western Asset High Income Opportunity Fund, Inc.		1,433
103,324	Western Asset High Yield Defined Opportunity Fund, Inc.		1,289
	Total Investment Companies		220,240

	Total Investments (cost $222,556) — 97.66%		220,240
	Other assets in excess of liabilities — 2.34%		5,266
	Net Assets — 100.00%		$225,506

Amounts designated as “—” are $0 or have been rounded to $0.

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31.2022.

(a)	Escrow security due to bankruptcy.

(b)	Security was valued using significant unobservable inputs as of December 31, 2022.

(c)	Annualized 7-day yield as of period-end.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Corporate Opportunities Portfolio

Portfolio of Investments (concluded) — December 31, 2022 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2022.

The Corporate Opportunities Portfolio	City of London Investment Management Company, Limited	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Investment Companies	21.86%	75.28%	0.52%	97.66%
Other Assets (Liabilities)	0.12%	2.71%	-0.49%	2.34%
Total Net Assets	21.98%	77.99%	0.03%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2022.

Futures Contracts Purchased*

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
5 Year US Treasury Note Future	971	3/31/23	$104,800	$(47)
E-Mini S&P 500 Future	366	3/17/23	70,656	(2,216)
			$175,456	$(2,263)
	Total Unrealized Appreciation			$—
	Total Unrealized Depreciation			(2,263)
	Total Net Unrealized Appreciation/(Depreciation)			$(2,263)

*	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities — 1.33%
$200	Fannie Mae	0.38	8/25/25	$180
400	Fannie Mae	0.50	11/7/25	359
650	Fannie Mae	0.50	6/17/25	592
150	Fannie Mae	0.63	4/22/25	138
550	Fannie Mae	0.75	10/8/27	472
100	Fannie Mae, Callable 3/18/23 @ 100.00	0.88	12/18/26	87
200	Fannie Mae	0.88	8/5/30	157
125	Fannie Mae	1.75	7/2/24	120
100	Fannie Mae	1.88	9/24/26	92
150	Fannie Mae	2.13	4/24/26	140
200	Fannie Mae	2.50	2/5/24	195
250	Fannie Mae	2.63	9/6/24	242
95	Fannie Mae	6.25	5/15/29	106
160	Fannie Mae	6.63	11/15/30	185
180	Fannie Mae	7.25	5/15/30	214
300	Federal Farm Credit Bank	0.25	2/26/24	285
500	Federal Farm Credit Bank	0.50	12/1/23	480
500	Federal Farm Credit Bank	0.88	11/18/24	467
250	Federal Farm Credit Bank	1.13	1/6/25	234
75	Federal Farm Credit Bank, Callable 1/24/23 @ 100.00	1.24	12/23/30	58
250	Federal Farm Credit Bank	1.75	2/14/25	236
750	Federal Farm Credit Bank	2.63	5/16/24	728
125	Federal Farm Credit Bank	3.38	8/26/24	122
200	Federal Farm Credit Bank	4.25	9/26/24	199
100	Federal Home Loan Bank	0.13	8/28/23	97
750	Federal Home Loan Bank	0.50	11/9/23	723
700	Federal Home Loan Bank	0.50	4/14/25	641
100	Federal Home Loan Bank	1.25	12/21/26	89
450	Federal Home Loan Bank	2.75	6/28/24	437
150	Federal Home Loan Bank	2.88	9/13/24	146
250	Federal Home Loan Bank	3.25	3/8/24	246
600	Federal Home Loan Bank	3.25	11/16/28	574
300	Federal Home Loan Bank	3.38	9/8/23	297
165	Federal Home Loan Bank	5.50	7/15/36	181
400	Freddie Mac	0.25	12/4/23	383
500	Freddie Mac	0.38	9/23/25	449
400	Freddie Mac	0.38	7/21/25	362
100	Freddie Mac, Callable 1/27/23 @ 100.00	0.80	10/27/26	87
350	Freddie Mac	1.50	2/12/25	329
250	Freddie Mac	6.25	7/15/32	289
180	Freddie Mac	6.75	3/15/31	210
110	Tennessee Valley Authority	4.70	7/15/33	111
85	Tennessee Valley Authority	5.25	9/15/39	88
200	Tennessee Valley Authority	5.38	4/1/56	210
100	Tennessee Valley Authority	5.88	4/1/36	111
190	Tennessee Valley Authority	6.15	1/15/38	215
	Total U.S. Government Agency Securities			12,363

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations — 46.19%
$2,625	U.S. Treasury Bond	1.13	8/15/40	$1,633
1,500	U.S. Treasury Bond	1.13	5/15/40	940
2,610	U.S. Treasury Bond	1.25	5/15/50	1,407
1,965	U.S. Treasury Bond	1.38	11/15/40	1,278
4,330	U.S. Treasury Bond	1.38	8/15/50	2,411
2,320	U.S. Treasury Bond	1.63	11/15/50	1,384
4,250	U.S. Treasury Bond	1.75	8/15/41	2,911
2,910	U.S. Treasury Bond	1.88	11/15/51	1,848
2,695	U.S. Treasury Bond	1.88	2/15/51	1,716
2,140	U.S. Treasury Bond	1.88	2/15/41	1,513
1,370	U.S. Treasury Bond	2.00	2/15/50	907
4,710	U.S. Treasury Bond	2.00	8/15/51	3,089
3,320	U.S. Treasury Bond	2.00	11/15/41	2,373
3,165	U.S. Treasury Bond	2.25	2/15/52	2,208
1,250	U.S. Treasury Bond	2.25	8/15/49	880
1,750	U.S. Treasury Bond	2.25	5/15/41	1,316
1,260	U.S. Treasury Bond	2.25	8/15/46	893
3,680	U.S. Treasury Bond	2.38	2/15/42	2,809
3,860	U.S. Treasury Bond	2.38	5/15/51	2,774
3,000	U.S. Treasury Bond	2.38	11/15/49	2,175
1,135	U.S. Treasury Bond	2.50	2/15/46	849
2,015	U.S. Treasury Bond	2.50	2/15/45	1,518
800	U.S. Treasury Bond	2.50	5/15/46	597
1,110	U.S. Treasury Bond	2.75	8/15/47	867
1,450	U.S. Treasury Bond	2.75	8/15/42	1,167
910	U.S. Treasury Bond	2.75	11/15/42	730
2,320	U.S. Treasury Bond	2.75	11/15/47	1,813
2,000	U.S. Treasury Bond	2.88	5/15/49	1,610
2,895	U.S. Treasury Bond	2.88	5/15/52	2,325
955	U.S. Treasury Bond	2.88	11/15/46	765
1,216	U.S. Treasury Bond	2.88	5/15/43	993
780	U.S. Treasury Bond	2.88	8/15/45	628
440	U.S. Treasury Bond	3.00	2/15/47	360
1,125	U.S. Treasury Bond	3.00	5/15/42	946
1,015	U.S. Treasury Bond	3.00	11/15/44	838
935	U.S. Treasury Bond	3.00	8/15/52	774
1,075	U.S. Treasury Bond	3.00	5/15/47	880
1,460	U.S. Treasury Bond	3.00	8/15/48	1,199
1,370	U.S. Treasury Bond	3.00	2/15/48	1,124
1,645	U.S. Treasury Bond	3.00	2/15/49	1,356
670	U.S. Treasury Bond	3.00	11/15/45	551
1,010	U.S. Treasury Bond	3.00	5/15/45	832
1,030	U.S. Treasury Bond	3.13	5/15/48	866
1,230	U.S. Treasury Bond	3.13	8/15/44	1,038
1,000	U.S. Treasury Bond	3.13	2/15/42	861
827	U.S. Treasury Bond	3.13	2/15/43	705
1,000	U.S. Treasury Bond	3.13	11/15/41	863
850	U.S. Treasury Bond	3.25	5/15/42	745

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,130	U.S. Treasury Bond	3.38	5/15/44	$995
2,900	U.S. Treasury Bond	3.38	11/15/48	2,560
600	U.S. Treasury Bond	3.38	8/15/42	536
40	U.S. Treasury Bond	3.50	2/15/39	38
1,030	U.S. Treasury Bond	3.63	2/15/44	945
970	U.S. Treasury Bond	3.63	8/15/43	892
645	U.S. Treasury Bond	3.75	11/15/43	604
225	U.S. Treasury Bond	3.88	8/15/40	219
925	U.S. Treasury Bond	4.00	11/15/52	929
30	U.S. Treasury Bond	4.25	5/15/39	31
550	U.S. Treasury Bond	4.25	11/15/40	562
530	U.S. Treasury Bond	4.38	2/15/38	555
855	U.S. Treasury Bond	4.38	11/15/39	891
551	U.S. Treasury Bond	4.38	5/15/41	571
163	U.S. Treasury Bond	4.38	5/15/40	170
1,150	U.S. Treasury Bond	4.50	8/15/39	1,218
400	U.S. Treasury Bond	4.50	2/15/36	426
255	U.S. Treasury Bond	4.50	5/15/38	271
673	U.S. Treasury Bond	4.63	2/15/40	723
1,500	U.S. Treasury Bond	4.75	2/15/41	1,632
70	U.S. Treasury Bond	4.75	2/15/37	76
235	U.S. Treasury Bond	5.00	5/15/37	262
282	U.S. Treasury Bond	5.25	11/15/28	298
425	U.S. Treasury Bond	5.25	2/15/29	451
849	U.S. Treasury Bond	5.38	2/15/31	930
85	U.S. Treasury Bond	6.00	2/15/26	89
280	U.S. Treasury Bond	6.13	8/15/29	313
1,265	U.S. Treasury Bond	6.13	11/15/27	1,377
1,090	U.S. Treasury Bond	6.25	5/15/30	1,242
100	U.S. Treasury Bond	6.38	8/15/27	109
218	U.S. Treasury Bond	6.50	11/15/26	236
1,000	U.S. Treasury Bond	6.63	2/15/27	1,090
200	U.S. Treasury Bond	6.75	8/15/26	217
300	U.S. Treasury Bond	6.88	8/15/25	318
295	U.S. Treasury Bond	7.63	2/15/25	313
3,535	U.S. Treasury Note	0.25	5/15/24	3,327
1,680	U.S. Treasury Note	0.25	10/31/25	1,502
2,290	U.S. Treasury Note	0.25	7/31/25	2,066
3,085	U.S. Treasury Note	0.25	6/30/25	2,794
3,265	U.S. Treasury Note	0.25	3/15/24	3,096
1,990	U.S. Treasury Note	0.25	9/30/25	1,786
2,070	U.S. Treasury Note	0.25	8/31/25	1,861
1,750	U.S. Treasury Note	0.25	5/31/25	1,588
2,955	U.S. Treasury Note	0.25	6/15/24	2,774
2,265	U.S. Treasury Note	0.38	8/15/24	2,116
3,305	U.S. Treasury Note	0.38	7/15/24	3,095
2,075	U.S. Treasury Note	0.38	7/31/27	1,760
3,500	U.S. Treasury Note	0.38	11/30/25	3,130

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,400	U.S. Treasury Note	0.38	1/31/26	$1,245
1,775	U.S. Treasury Note	0.38	4/30/25	1,620
1,895	U.S. Treasury Note	0.38	12/31/25	1,692
2,500	U.S. Treasury Note	0.38	4/15/24	2,366
3,415	U.S. Treasury Note	0.38	9/30/27	2,878
4,005	U.S. Treasury Note	0.38	9/15/24	3,732
2,600	U.S. Treasury Note	0.50	5/31/27	2,229
1,885	U.S. Treasury Note	0.50	4/30/27	1,623
2,175	U.S. Treasury Note	0.50	2/28/26	1,937
2,425	U.S. Treasury Note	0.50	10/31/27	2,050
1,900	U.S. Treasury Note	0.50	6/30/27	1,625
3,090	U.S. Treasury Note	0.50	8/31/27	2,630
2,525	U.S. Treasury Note	0.50	3/31/25	2,318
2,305	U.S. Treasury Note	0.63	10/15/24	2,152
5,895	U.S. Treasury Note	0.63	8/15/30	4,637
2,885	U.S. Treasury Note	0.63	11/30/27	2,450
2,720	U.S. Treasury Note	0.63	5/15/30	2,151
1,635	U.S. Treasury Note	0.63	7/31/26	1,444
3,040	U.S. Treasury Note	0.63	12/31/27	2,575
1,575	U.S. Treasury Note	0.63	3/31/27	1,367
3,690	U.S. Treasury Note	0.75	4/30/26	3,298
4,115	U.S. Treasury Note	0.75	5/31/26	3,669
3,775	U.S. Treasury Note	0.75	11/15/24	3,524
3,820	U.S. Treasury Note	0.75	3/31/26	3,424
3,195	U.S. Treasury Note	0.75	1/31/28	2,717
1,845	U.S. Treasury Note	0.75	8/31/26	1,633
1,910	U.S. Treasury Note	0.88	9/30/26	1,696
2,295	U.S. Treasury Note	0.88	6/30/26	2,051
4,830	U.S. Treasury Note	0.88	11/15/30	3,859
3,725	U.S. Treasury Note	1.00	12/15/24	3,485
3,465	U.S. Treasury Note	1.00	7/31/28	2,944
3,285	U.S. Treasury Note	1.13	2/29/28	2,843
3,775	U.S. Treasury Note	1.13	10/31/26	3,376
2,550	U.S. Treasury Note	1.13	8/31/28	2,178
1,865	U.S. Treasury Note	1.13	2/28/25	1,741
5,490	U.S. Treasury Note	1.13	2/15/31	4,472
2,780	U.S. Treasury Note	1.13	1/15/25	2,601
650	U.S. Treasury Note	1.13	2/28/27	578
1,625	U.S. Treasury Note	1.25	6/30/28	1,404
2,000	U.S. Treasury Note	1.25	12/31/26	1,790
2,560	U.S. Treasury Note	1.25	5/31/28	2,216
3,270	U.S. Treasury Note	1.25	4/30/28	2,837
2,520	U.S. Treasury Note	1.25	9/30/28	2,164
5,385	U.S. Treasury Note	1.25	8/15/31	4,369
4,100	U.S. Treasury Note	1.25	11/30/26	3,677
2,740	U.S. Treasury Note	1.25	3/31/28	2,381
1,515	U.S. Treasury Note	1.25	8/31/24	1,434
6,000	U.S. Treasury Note	1.38	11/15/31	4,881

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,205	U.S. Treasury Note	1.38	1/31/25	$1,132
2,000	U.S. Treasury Note	1.38	12/31/28	1,724
450	U.S. Treasury Note	1.38	8/31/26	408
3,775	U.S. Treasury Note	1.38	10/31/28	3,258
1,485	U.S. Treasury Note	1.50	9/30/24	1,410
370	U.S. Treasury Note	1.50	10/31/24	350
4,105	U.S. Treasury Note	1.50	1/31/27	3,705
2,400	U.S. Treasury Note	1.50	11/30/24	2,271
3,750	U.S. Treasury Note	1.50	11/30/28	3,255
1,000	U.S. Treasury Note	1.50	8/15/26	911
1,915	U.S. Treasury Note	1.50	2/15/30	1,631
1,620	U.S. Treasury Note	1.50	2/15/25	1,524
3,250	U.S. Treasury Note	1.50	2/29/24	3,133
3,500	U.S. Treasury Note	1.63	5/15/26	3,222
1,400	U.S. Treasury Note	1.63	2/15/26	1,294
945	U.S. Treasury Note	1.63	11/30/26	862
1,000	U.S. Treasury Note	1.63	10/31/26	913
600	U.S. Treasury Note	1.63	9/30/26	549
4,455	U.S. Treasury Note	1.63	5/15/31	3,747
1,920	U.S. Treasury Note	1.63	8/15/29	1,665
2,595	U.S. Treasury Note	1.75	3/15/25	2,451
1,245	U.S. Treasury Note	1.75	7/31/24	1,191
1,075	U.S. Treasury Note	1.75	1/31/29	944
1,100	U.S. Treasury Note	1.75	12/31/26	1,007
1,160	U.S. Treasury Note	1.75	12/31/24	1,101
790	U.S. Treasury Note	1.75	11/15/29	689
2,025	U.S. Treasury Note	1.75	6/30/24	1,941
1,650	U.S. Treasury Note	1.88	2/28/27	1,511
2,000	U.S. Treasury Note	1.88	2/28/29	1,772
990	U.S. Treasury Note	1.88	8/31/24	947
2,390	U.S. Treasury Note	1.88	7/31/26	2,210
475	U.S. Treasury Note	1.88	6/30/26	441
4,600	U.S. Treasury Note	1.88	2/15/32	3,899
2,885	U.S. Treasury Note	2.00	11/15/26	2,666
1,171	U.S. Treasury Note	2.00	2/15/25	1,114
2,360	U.S. Treasury Note	2.00	4/30/24	2,277
1,450	U.S. Treasury Note	2.00	6/30/24	1,394
2,710	U.S. Treasury Note	2.00	5/31/24	2,611
1,825	U.S. Treasury Note	2.00	8/15/25	1,723
1,065	U.S. Treasury Note	2.13	9/30/24	1,022
2,385	U.S. Treasury Note	2.13	5/15/25	2,266
1,750	U.S. Treasury Note	2.13	5/31/26	1,637
1,145	U.S. Treasury Note	2.13	2/29/24	1,112
2,950	U.S. Treasury Note	2.13	3/31/24	2,857
445	U.S. Treasury Note	2.13	11/30/24	426
1,340	U.S. Treasury Note	2.13	7/31/24	1,289
3,000	U.S. Treasury Note	2.25	3/31/24	2,910
1,675	U.S. Treasury Note	2.25	11/15/25	1,585

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$795	U.S. Treasury Note	2.25	12/31/24	$762
790	U.S. Treasury Note	2.25	10/31/24	759
2,700	U.S. Treasury Note	2.25	4/30/24	2,614
2,500	U.S. Treasury Note	2.25	3/31/26	2,355
3,320	U.S. Treasury Note	2.25	8/15/27	3,070
1,785	U.S. Treasury Note	2.25	2/15/27	1,660
1,955	U.S. Treasury Note	2.25	11/15/24	1,877
1,775	U.S. Treasury Note	2.25	11/15/27	1,635
3,775	U.S. Treasury Note	2.38	8/15/24	3,642
2,510	U.S. Treasury Note	2.38	5/15/27	2,339
2,000	U.S. Treasury Note	2.38	3/31/29	1,820
1,125	U.S. Treasury Note	2.38	2/29/24	1,096
2,065	U.S. Treasury Note	2.38	5/15/29	1,877
340	U.S. Treasury Note	2.38	4/30/26	321
3,500	U.S. Treasury Note	2.50	5/31/24	3,394
2,000	U.S. Treasury Note	2.50	3/31/27	1,877
2,500	U.S. Treasury Note	2.50	4/30/24	2,429
1,020	U.S. Treasury Note	2.50	1/31/25	981
3,065	U.S. Treasury Note	2.50	5/15/24	2,974
1,120	U.S. Treasury Note	2.63	4/15/25	1,077
3,250	U.S. Treasury Note	2.63	5/31/27	3,063
955	U.S. Treasury Note	2.63	3/31/25	920
615	U.S. Treasury Note	2.63	7/31/29	566
1,785	U.S. Treasury Note	2.63	2/15/29	1,650
1,055	U.S. Treasury Note	2.63	1/31/26	1,008
1,205	U.S. Treasury Note	2.63	12/31/25	1,152
780	U.S. Treasury Note	2.75	8/31/25	750
4,590	U.S. Treasury Note	2.75	8/15/32	4,175
3,000	U.S. Treasury Note	2.75	5/31/29	2,785
2,500	U.S. Treasury Note	2.75	2/28/25	2,415
1,525	U.S. Treasury Note	2.75	5/15/25	1,470
2,750	U.S. Treasury Note	2.75	4/30/27	2,605
2,375	U.S. Treasury Note	2.75	2/15/28	2,232
870	U.S. Treasury Note	2.75	2/15/24	851
800	U.S. Treasury Note	2.88	11/30/25	770
540	U.S. Treasury Note	2.88	7/31/25	522
1,995	U.S. Treasury Note	2.88	5/15/28	1,882
3,000	U.S. Treasury Note	2.88	4/30/29	2,809
505	U.S. Treasury Note	2.88	5/31/25	488
4,230	U.S. Treasury Note	2.88	8/15/28	3,982
2,005	U.S. Treasury Note	2.88	6/15/25	1,937
5,110	U.S. Treasury Note	2.88	5/15/32	4,707
1,985	U.S. Treasury Note	3.00	7/15/25	1,922
995	U.S. Treasury Note	3.00	9/30/25	962
2,000	U.S. Treasury Note	3.00	6/30/24	1,952
880	U.S. Treasury Note	3.00	10/31/25	850
3,380	U.S. Treasury Note	3.13	11/15/28	3,222
1,930	U.S. Treasury Note	3.13	8/15/25	1,874

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,700	U.S. Treasury Note	3.25	6/30/29	$1,626
2,200	U.S. Treasury Note	3.25	6/30/27	2,126
1,905	U.S. Treasury Note	3.50	9/15/25	1,866
265	U.S. Treasury Note	3.88	11/30/29	263
1,725	U.S. Treasury Note	4.00	12/15/25	1,714
1,545	U.S. Treasury Note	4.13	11/15/32	1,576
1,835	U.S. Treasury Note	4.25	10/15/25	1,834
1,765	U.S. Treasury Note	4.50	11/15/25	1,776
400	U.S. Treasury Note	5.50	8/15/28	427
	Total U.S. Treasury Obligations			428,457

	Yankee Dollar — 0.01%
115	AID-Israel (Sovereign Bond)	5.50	9/18/23	115
	Total Yankee Dollar			115

Shares
	Exchange-Traded Fund — 51.38%
10,202,500	Vanguard Short-Term Inflation-Protected Securities ETF			476,559
	Total Exchange-Traded Fund			476,559

	Investment Company — 0.99%
9,200,000	State Street Institutional Treasury Plus Money Market Fund, Trust Class	4.09(a)		9,200
	Total Investment Company			9,200

	Total Investments (cost $992,882) — 99.90%			926,694
	Other assets in excess of liabilities — 0.10%			853
	Net Assets — 100.00%			$927,547

(a)	Annualized 7-day yield as of period-end.

ETF—Exchange-Traded Fund

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — December 31, 2022 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2022.

The U.S. Government Fixed Income Securities Portfolio	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	Total
U.S. Government Agency Securities	1.33%	—	1.33%
U.S. Treasury Obligations	46.19%	—	46.19%
Yankee Dollar	0.01%	—	0.01%
Exchange-Traded Fund	—	51.38%	51.38%
Investment Company	—	0.99%	0.99%
Other Assets (Liabilities)	-0.65%	0.75%	0.10%
Total Net Assets	46.88%	53.12%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2022.

Futures Contracts Purchased*

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
10 Year US Treasury Note Future	91	3/31/23	$10,243	$(24)
			$10,243	$(24)
	Total Unrealized Appreciation			$—
	Total Unrealized Depreciation			(24)
	Total Net Unrealized Appreciation/(Depreciation)			$(24)

*	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds — 73.91%
$750	AbbVie, Inc. (Biotechnology), Callable 8/14/28 @ 100.00	4.25	11/14/28	$726
1,954	AbbVie, Inc. (Biotechnology)	4.40	11/6/42	1,705
530	Alabama Power Co., Series B (Electric Utilities), Callable 6/1/47 @ 100.00	3.70	12/1/47	401
155	Alabama Power Co. (Electric Utilities), Callable 2/15/44 @ 100.00	4.15	8/15/44	128
1,970	American Express Co. (Consumer Finance), Callable 7/1/25 @ 100.00	3.95	8/1/25	1,931
1,935	Amgen, Inc. (Biotechnology), Callable 8/21/39 @ 100.00	3.15	2/21/40	1,432
1,285	Amgen, Inc. (Biotechnology), Callable 6/18/29 @ 100.00	4.05	8/18/29	1,203
135	Amgen, Inc. (Biotechnology), Callable 12/15/50 @ 100.00	4.66	6/15/51	117
1,790	Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide, Inc. (Beverages), Callable 8/1/45 @ 100.00	4.90	2/1/46	1,626
1,880	Anheuser-Busch InBev Worldwide, Inc. (Beverages)	4.95	1/15/42	1,768
1,980	Anthem, Inc. (Health Care Providers & Services), Callable 12/1/27 @ 100.00	4.10	3/1/28	1,898
790	Anthem, Inc. (Health Care Providers & Services)	4.63	5/15/42	720
2,465	Apple, Inc. (Technology Hardware, Storage & Peripherals), Callable 8/23/45 @ 100.00	4.65	2/23/46	2,343
2,519	AT&T, Inc. (Diversified Telecommunication Services), Callable 3/15/55 @ 100.00	3.55	9/15/55	1,694
2,250	AT&T, Inc. (Diversified Telecommunication Services), Callable 12/1/28 @ 100.00	4.35	3/1/29	2,136
875	AT&T, Inc. (Diversified Telecommunication Services), Callable 9/9/48 @ 100.00	4.55	3/9/49	710
255	Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00	4.13	10/15/44	210
1,145	Atmos Energy Corp. (Gas Utilities), Callable 7/15/42 @ 100.00	4.15	1/15/43	956
585	Bank of America Corp. (Banks), Callable 4/22/31 @ 100.00	2.69 (SOFR + 132 bps)(a)	4/22/32	467
5,291	Bank of America Corp. (Banks), Callable 12/20/27 @ 100.00	3.42 (US0003M + 104 bps)(a)	12/20/28	4,791
5,225	Bank of America Corp., MTN (Banks), Callable 2/7/29 @ 100.00	3.97 (US0003M + 121 bps)(a)	2/7/30	4,730
1,665	Berkshire Hathaway, Inc. (Multi-Utilities), Callable 8/1/44 @ 100.00	4.50	2/1/45	1,434
265	BP Capital Markets America, Inc. (Diversified Financial Services), Callable 8/24/49 @ 100.00	3.00	2/24/50	179
1,245	Bristol-Myers Squibb Co. (Pharmaceuticals), Callable 4/26/49 @ 100.00	4.25	10/26/49	1,083
2,705	Brown & Brown, Inc. (Insurance), Callable 12/15/28 @ 100.00	4.50	3/15/29	2,506
705	Bunge Limited Finance Corp. (Food Products), Callable 2/14/31 @ 100.00	2.75	5/14/31	580
1,305	Bunge Limited Finance Corp. (Food Products), Callable 5/15/26 @ 100.00	3.25	8/15/26	1,218
500	Capital One Bank USA NA (Banks), Callable 1/28/25 @ 100.00	2.28 (SOFR + 91 bps)(a)	1/28/26	468
3,000	Capital One Financial Corp. (Consumer Finance), Callable 7/24/25 @ 100.00	4.99 (SOFR + 216 bps)(a)	7/24/26	2,938
3,930	Charter Communications Operating LLC/Charter Communications Operating Capital (Media), Callable 12/30/28 @ 100.00	5.05	3/30/29	3,697
310	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	324
650	Citigroup, Inc. (Banks), Callable 4/23/28 @ 100.00	4.07 (US0003M + 119 bps)(a)	4/23/29	593
3,000	Citigroup, Inc. (Banks), Callable 3/31/30 @ 100.00	4.41 (SOFR + 391 bps)(a)	3/31/31	2,754
3,720	Citigroup, Inc. (Banks), Callable 9/29/25 @ 100.00	5.61 (SOFR + 155 bps)(a)	9/29/26	3,734
655	Comcast Corp. (Media), Callable 5/1/49 @ 100.00	4.00	11/1/49	520
295	Comcast Corp. (Media)	4.65	7/15/42	267
2,185	Comcast Corp. (Media)	4.75	3/1/44	1,993
175	Consolidated Edison Company of New York, Inc., Series 2008-B (Multi-Utilities)	6.75	4/1/38	191

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$2,195	Constellation Brands, Inc. (Beverages), Callable 5/1/29 @ 100.00	3.15	8/1/29	$1,928
2,050	CSX Corp. (Road & Rail)	6.22	4/30/40	2,216
822	CVS Health Corp. (Health Care Providers & Services), Callable 12/25/27 @ 100.00	4.30	3/25/28	793
2,415	CVS Health Corp. (Health Care Providers & Services), Callable 9/25/37 @ 100.00	4.78	3/25/38	2,220
445	CVS Health Corp. (Health Care Providers & Services), Callable 1/20/45 @ 100.00	5.13	7/20/45	408
1,230	Dell International LLC/EMC Corp. (Technology Hardware & Semiconductors), Callable 8/1/26 @ 100.00	4.90	10/1/26	1,210
1,565	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60	7/15/41	1,462
315	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 9/15/25 @ 100.00	5.85	12/15/25	320
1,958	Digital Realty Trust LP (Equity Real Estate Investment Trusts), Callable 4/15/28 @ 100.00	4.45	7/15/28	1,849
805	Dominion Energy Gas Holding LLC, Series B (Multi-Utilities), Callable 8/15/29 @ 100.00	3.00	11/15/29	687
1,830	Dominion Gas Holdings LLC (Multi-Utilities), Callable 9/15/24 @ 100.00	3.60	12/15/24	1,778
685	E.I. du Pont de Nemours and Co. (Chemicals), Callable 4/15/30 @ 100.00	2.30	7/15/30	571
800	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels), Callable 3/15/28 @ 100.00	4.95	6/15/28	770
2,497	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85	3/15/44	2,194
1,933	FedEx Corp., Series 2020-1, AA (Air Freight & Logistics)	1.88	8/20/35	1,570
1,275	Fiserv, Inc. (IT Services), Callable 4/1/29 @ 100.00	3.50	7/1/29	1,152
428	General Motors Co. (Automobiles), Callable 7/1/27 @ 100.00	4.20	10/1/27	402
3,495	General Motors Co. (Automobiles), Callable 9/1/25 @ 100.00	6.13	10/1/25	3,559
1,155	Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00	4.50	2/1/45	1,016
1,890	HCA, Inc. (Health Care Providers & Services)	5.38	2/1/25	1,890
1,512	Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 6/8/47 @ 100.00	3.73	12/8/47	1,134
1,555	Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 6/5/29 @ 100.00	4.00	8/5/29	1,482
1,300	International Business Machines Corp. (IT Services)	3.00	5/15/24	1,266
560	International Business Machines Corp. (IT Services)	4.00	6/20/42	464
200	International Business Machines Corp. (IT Services)	7.00	10/30/25	212
795	International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00	6.00	11/15/41	789
1,045	JPMorgan Chase & Co. (Banks), Callable 5/1/27 @ 100.00	3.54 (US0003M + 138 bps)(a)	5/1/28	966
3,018	JPMorgan Chase & Co. (Banks), Callable 5/6/29 @ 100.00	3.70 (US0003M + 116 bps)(a)	5/6/30	2,717
5,900	JPMorgan Chase & Co. (Banks), Callable 4/23/28 @ 100.00	4.01 (US0003M + 112 bps)(a)	4/23/29	5,450
1,665	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 12/1/44 @ 100.00	5.55	6/1/45	1,523
2,000	Lincoln National Corp. (Insurance), Callable 12/1/27 @ 100.00	3.80	3/1/28	1,844
1,365	Lincoln National Corp. (Insurance)	7.00	6/15/40	1,418
655	Lockheed Martin Corp. (Aerospace & Defense)	4.07	12/15/42	566
200	LYB International Finance BV (Chemicals), Callable 9/15/43 @ 100.00	4.88	3/15/44	169
789	Martin Marietta Materials, Inc. (Construction Materials), Callable 3/1/27 @ 100.00	3.45	6/1/27	735
1,355	Martin Marietta Materials, Inc. (Construction Materials), Callable 9/15/27 @ 100.00	3.50	12/15/27	1,255
1,275	Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable 2/15/28 @ 100.00	2.45	4/15/28	1,077
810	Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable 1/15/31 @ 100.00	2.95	4/15/31	653
1,556	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable 2/6/23 @ 102.13	4.25	9/1/25	1,510
2,055	Microsoft Corp. (Software), Callable 9/17/61 @ 100.00	3.04	3/17/62	1,421
960	Mohawk Industries, Inc. (Household Durables), Callable 2/15/30 @ 100.00	3.63	5/15/30	826

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,800	Morgan Stanley, MTN (Capital Markets), Callable 7/20/26 @ 100.00	1.51 (SOFR + 86 bps)(a)	7/20/27	$1,564
5,085	Morgan Stanley, MTN (Capital Markets), Callable 1/23/29 @ 100.00	4.43 (US0003M + 163 bps)(a)	1/23/30	4,737
1,580	National Retail Properties, Inc. (Equity Real Estate Investment Trusts), Callable 1/15/30 @ 100.00	2.50	4/15/30	1,277
1,615	National Rural Utilities Cooperative Finance Corp. (Diversified Financial Services), Callable 12/15/29 @ 100.00	2.40	3/15/30	1,340
450	Netflix, Inc. (Entertainment)	5.88	2/15/25	455
1,000	NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 3/1/30 @ 100.00	2.25	6/1/30	822
1,210	Northrop Grumman Corp. (Aerospace & Defense), Callable 4/15/47 @ 100.00	4.03	10/15/47	1,006
205	Northrop Grumman Corp. (Aerospace & Defense), Callable 2/1/30 @ 100.00	4.40	5/1/30	197
1,056	Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00	5.20	8/1/43	1,001
955	NVIDIA Corp. (Semiconductors & Semiconductor Equipment), Callable 1/1/30 @ 100.00	2.85	4/1/30	836
2,420	Oklahoma Gas and Electric Co. (Electric Utilities), Callable 2/15/28 @ 100.00	3.80	8/15/28	2,252
1,460	Oracle Corp. (Software), Callable 11/15/44 @ 100.00	4.13	5/15/45	1,107
3,175	Ovintiv Exploration, Inc. (Oil, Gas & Consumable Fuels), Callable 10/1/25 @ 100.00	5.38	1/1/26	3,143
1,080	Pfizer, Inc. (Pharmaceuticals), Callable 3/15/38 @ 100.00	4.10	9/15/38	977
400	Pfizer, Inc. (Pharmaceuticals)	4.30	6/15/43	368
2,640	Philip Morris International, Inc. (Tobacco), Callable 5/11/25 @ 100.00	3.38	8/11/25	2,533
1,435	Philip Morris International, Inc. (Tobacco)	4.50	3/20/42	1,203
1,420	Principal Financial Group, Inc. (Insurance), Callable 2/15/29 @ 100.00	3.70	5/15/29	1,319
2,534	Progress Energy, Inc. (Electric Utilities)	6.00	12/1/39	2,532
1,095	Prudential Financial, Inc. (Insurance)	4.60	5/15/44	974
152	Prudential Financial, Inc., MTN (Insurance)	6.63	6/21/40	164
265	Public Service Electric & Gas Co. (Electric Utilities), Callable 3/1/42 @ 100.00	3.65	9/1/42	211
809	Reliance Steel & Aluminum Co. (Metals & Mining), Callable 7/15/25 @ 100.00	1.30	8/15/25	730
610	Reliance Steel & Aluminum Co. (Metals & Mining), Callable 5/15/30 @ 100.00	2.15	8/15/30	481
2,501	RELX Capital, Inc. (Professional Services), Callable 2/22/30 @ 100.00	3.00	5/22/30	2,140
1,244	Rockwell Collins, Inc. (Aerospace & Defense), Callable 12/15/26 @ 100.00 ^	3.50	3/15/27	1,173
864	Roper Technologies, Inc. (Industrial Conglomerates), Callable 6/15/28 @ 100.00	4.20	9/15/28	833
930	Sabra Health Care, LP (Equity Real Estate Investment Trusts), Callable 9/1/31 @ 100.00	3.20	12/1/31	692
959	Sabra Health Care, LP (Equity Real Estate Investment Trusts), Callable 5/15/26 @ 100.00	5.13	8/15/26	912
330	Southern Company Gas Capital Corp. (Electric Utilities), Callable 3/15/26 @ 100.00	3.25	6/15/26	307
920	Southern Company Gas Capital Corp. (Electric Utilities), Callable 11/30/46 @ 100.00	4.40	5/30/47	736
1,095	Southwest Airlines Co. (Airlines), Callable 4/15/27 @ 100.00	5.13	6/15/27	1,084
1,625	Sunoco Logistics Partners Operations LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95	1/15/43	1,313
1,850	TCI Communications, Inc. (Media)	7.88	2/15/26	2,002
7,890	The Goldman Sachs Group, Inc. (Capital Markets), Callable 6/5/27 @ 100.00	3.69 (US0003M + 151 bps)(a)	6/5/28	7,327
345	The Home Depot, Inc. (Specialty Retail), Callable 6/6/48 @ 100.00	4.50	12/6/48	314
1,210	The Home Depot, Inc. (Specialty Retail), Callable 3/15/40 @ 100.00	5.40	9/15/40	1,238
1,065	The Interpublic Group of Companies, Inc. (Media)	4.20	4/15/24	1,047
2	The Interpublic Group of Companies, Inc. (Media), Callable 12/30/29 @ 100.00	4.75	3/30/30	2
575	The Interpublic Group of Companies, Inc. (Media), Callable 4/1/48 @ 100.00	5.40	10/1/48	521
475	The Travelers Companies, Inc. (Insurance)	5.35	11/1/40	472
901	The Travelers Companies, Inc., MTN (Insurance)	6.25	6/15/37	975

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,485	The Walt Disney Co. (Entertainment), Callable 3/15/44 @ 100.00	4.75	9/15/44	$1,369
720	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 2/15/23 @ 101.13	2.25	2/15/26	656
560	Toyota Motor Credit Corp., MTN (Consumer Finance)	3.38	4/1/30	509
140	United Parcel Service, Inc. (Air Freight & Logistics), Callable 9/15/48 @ 100.00	4.25	3/15/49	124
674	United Technologies Corp. (Aerospace & Defense)	4.50	6/1/42	609
810	UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 5/15/41 @ 100.00	4.63	11/15/41	745
905	UnitedHealth Group, Inc. (Health Care Providers & Services)	4.75	7/15/45	850
1,190	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6.63	6/15/37	1,263
475	Ventas Realty LP (Equity Real Estate Investment Trusts), Callable 11/1/24 @ 100.00	3.50	2/1/25	454
670	Ventas Realty LP (Equity Real Estate Investment Trusts), Callable 2/1/24 @ 100.00	3.75	5/1/24	652
945	Ventas Realty LP (Real Estate), Callable 10/15/28 @ 100.00	4.40	1/15/29	882
4,580	Verizon Communications, Inc. (Diversified Telecommunication Services), Callable 9/22/40 @ 100.00	3.40	3/22/41	3,450
1,870	Verizon Communications, Inc. (Diversified Telecommunication Services)	4.33	9/21/28	1,794
625	Virginia Electric and Power Co., Series B (Electric Utilities), Callable 3/15/47 @ 100.00	3.80	9/15/47	481
820	Virginia Electric and Power Co., Series D (Electric Utilities), Callable 2/15/43 @ 100.00	4.65	8/15/43	720
5,380	Wells Fargo & Co., MTN (Banks), Callable 10/30/29 @ 100.00	2.88 (US0003M + 117 bps)(a)	10/30/30	4,575
2,190	Wells Fargo & Co., MTN (Banks), Callable 5/22/27 @ 100.00	3.58 (US0003M + 131 bps)(a)	5/22/28	2,030
660	Wells Fargo & Co. (Banks), Callable 10/24/28 @ 100.00	4.15	1/24/29	621
340	WestRock MWV LLC (Containers & Packaging)	8.20	1/15/30	385
3,045	WRKCo, Inc. (Containers & Packaging), Callable 1/15/26 @ 100.00	4.65	3/15/26	2,997
1,146	XTO Energy, Inc. (Oil, Gas & Consumable Fuels)	6.75	8/1/37	1,257
	Total Corporate Bonds			192,383

	Yankee Dollars — 8.88%
850	America Movil SAB de CV (Wireless Telecommunication Services)	6.13	11/15/37	893
645	BHP Billiton Finance USA Ltd. (Metals & Mining)	5.00	9/30/43	626
1,246	British Telecommunications PLC (Diversified Telecommunication Services)	9.63	12/15/30	1,490
880	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 6/15/25 @ 100.00	2.05	7/15/25	820
2,504	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 3/1/27 @ 100.00	3.85	6/1/27	2,363
665	Canadian Pacific Railway Co. (Road & Rail), Callable 12/5/29 @ 100.00	2.05	3/5/30	542
1,106	Deutsche Telekom International Finance BV (Diversified Telecommunication Services)	8.75(b)	6/15/30	1,305
1,010	Diageo Capital PLC (Diversified Financial Services)	5.88	9/30/36	1,060
1,365	Enbridge, Inc. (Oil, Gas & Consumable Fuels), Callable 2/1/51 @ 100.00	3.40	8/1/51	934
1	Enbridge, Inc. (Oil, Gas & Consumable Fuels), Callable 4/15/27 @ 100.00	3.70	7/15/27	1
560	Equinor ASA (Oil, Gas & Consumable Fuels)	3.95	5/15/43	470
825	Equinor ASA (Oil, Gas & Consumable Fuels)	5.10	8/17/40	808
2,225	Iberdrola International BV (Electric Utilities)	5.81	3/15/25	2,264
1,655	Iberdrola International BV (Electric Utilities)	6.75	7/15/36	1,763
1,012	Nutrien Ltd. (Chemicals), Callable 2/13/30 @ 100.00	2.95	5/13/30	868
1,143	Orange SA (Diversified Telecommunication Services)	9.00	3/1/31	1,396
893	Shell International Finance BV (Oil, Gas & Consumable Fuels)	4.13	5/11/35	827
910	Shell International Finance BV (Diversified Financial Services)	4.55	8/12/43	825
850	Telefonica Emisiones SA (Diversified Telecommunication Services)	4.67	3/6/38	675
2,160	The Toronto-Dominion Bank (Banks)	3.20	3/10/32	1,866
475	Vodafone Group PLC (Wireless Telecommunication Services)	4.13	5/30/25	467

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$826	Vodafone Group PLC (Wireless Telecommunication Services)	6.15	2/27/37	$835
	Total Yankee Dollars			23,098

Shares
	Exchange-Traded Fund — 14.54%
503,100	Vanguard Short-Term Corporate Bond ETF			37,828
	Total Exchange-Traded Fund			37,828

	Investment Companies — 1.71%
4,913	Federated Hermes Treasury Obligations Fund, Institutional Shares^^	4.04(c)(d)		5
1,265,897	State Street Institutional Treasury Money Market Fund, Premier Class	3.79(d)		1,266
3,167,570	State Street Institutional Treasury Plus Money Market Fund, Trust Class	4.09(d)		3,167
	Total Investment Companies			4,438

	Total Investments (cost $291,206) — 99.04%			257,747
	Other assets in excess of liabilities — 0.96%			2,497
	Net Assets — 100.00%			$260,244

^	All or part of this security was on loan as of December 31, 2022.

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2022.

(a)	Variable Rate Security. The rate disclosed is the rate in effect on December 31, 2022.

(b)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate disclosed is the rate in effect on December 31, 2022.

(c)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect on December 31, 2022.

(d)	Annualized 7-day yield as of period-end.

bps—Basis Points

ETF—Exchange-Traded Fund

MTN—Medium Term Note

SOFR—Secured Overnight Financing Rate

US0003M—3 Month US Dollar LIBOR

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2022.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — December 31, 2022 (Unaudited)

The U.S. Corporate Fixed Income Securities Portfolio	Agincourt Capital Management, LLC	Parametric Portfolio Associates	HC Capital Solutions	Total
Corporate Bonds	73.91%	—	—	73.91%
Yankee Dollars	8.88%	—	—	8.88%
Exchange-Traded Funds	—	14.54%	—	14.54%
Investment Companies	0.49%	—	1.22%	1.71%
Other Assets (Liabilities)	13.33%	-14.54%	2.17%	0.96%
Total Net Assets	96.61%	0.00%	3.39%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Asset Backed Securities — 0.98%
$150	American Express Credit Account Master Trust, Series 2021-1, Class - A	0.90	11/16/26	$139
100	American Express Credit Account Master Trust, Series 2022-2, Class - A	3.39	5/17/27	97
100	Bank of America Credit Card Trust, Series 2022-A1, Class - A1	3.53	11/15/27	97
100	Barclays Dryrock Issuance Trust, Series 2022-1, Class - A	3.07	2/15/28	96
100	BMW Vehicle Lease Trust, Series 2022-1, Class - A3, Callable 5/25/24 @ 100.00	1.10	3/25/25	97
140	Capital One Multi-Asset Execution Trust, Series 2021-A2, Class - A2	1.39	7/15/30	117
200	Capital One Multi-Asset Execution Trust, Series 2022-A2, Class - A	3.49	5/15/27	195
250	GM Financial Automobile Leasing Trust, Series 2022-2, Class - A3, Callable 11/20/24 @ 100.00	3.42	6/20/25	243
100	Honda Auto Receivables Owner Trust, Series 2021-1, Class - A4, Callable 7/21/24 @ 100.00	0.42	1/21/28	93
100	Hyundai Auto Receivables Trust, Series 2022-A, Class - A3, Callable 5/15/26 @ 100.00	2.22	10/15/26	95
100	Hyundai Auto Receivables Trust, Series 2022-B, Class - A3, Callable 8/15/26 @ 100.00	3.72	11/16/26	98
100	Synchrony Card Funding LLC, Series 2022-A1, Class - A, Callable 4/15/25 @ 100.00	3.37	4/15/28	96
100	Toyota Auto Receivables 2022-C Owner Trust, Series 2022-C, Class - A3, Callable 9/15/26 @ 100.00	3.76	4/15/27	97
100	Toyota Auto Receivables Owner Trust, Series 2021-A, Class - A4, Callable 1/15/25 @ 100.00	0.39	6/15/26	92
200	World Omni Auto Receivables Trust, Series 2021-C, Class - A4, Callable 5/15/25 @ 100.00	0.64	9/15/27	182
200	World Omni Auto Receivables Trust, Series 2020-B, Class - A4, Callable 5/15/24 @ 100.00	0.82	1/15/26	189
100	World Omni Automobile Lease Securitization Trust, Series 2022-A, Class - A3	3.21	2/18/25	97
	Total Asset Backed Securities			2,120

	Collateralized Mortgage Obligations — 5.48%
150	Bank, Series 2020-BNK26, Class - A4, Callable 3/15/30 @ 100.00	2.40	3/15/63	125
300	Bank, Series 2021-BN37, Class - A5, Callable 11/15/31 @ 100.00	2.62(a)	11/15/64	246
100	Bank, Series 2019-BN21, Class - A5, Callable 10/15/29 @ 100.00	2.85	10/15/52	86
100	Bank, Series 2019-BNK19, Class - A3, Callable 7/15/29 @ 100.00	3.18	8/15/61	88
250	Bank, Series 2017-BNK9, Class - ASB, Callable 12/15/29 @ 100.00	3.47	11/15/54	237
300	Bank, Series 2018-BN10, Class - A5, Callable 2/15/28 @ 100.00	3.69	2/15/61	279
100	Bank, Series 2019-BN17, Class - A4, Callable 4/15/29 @ 100.00	3.71	4/15/52	92
150	Bank, Series 2022-BNK41, Class - A4	3.79(a)	4/15/65	136
82	Bank of America Commercial Mortgage Trust, Series 2017-BNK3, Class - ASB, Callable 2/15/27 @ 100.00	3.37	2/15/50	79
60	BBCMS Mortgage Trust, Series 2020-C7, Class - AS, Callable 4/15/30 @ 100.00	2.44	4/15/53	47
100	Benchmark Mortgage Trust, Series 2020-IG1, Class - AS, Callable 1/15/30 @ 100.00	2.91(a)	9/15/43	79
200	Benchmark Mortgage Trust, Series 2022-B33, Class - A5, Callable 3/15/32 @ 100.00	3.46	1/15/32	176
250	Benchmark Mortgage Trust, Series 2019-B9, Class - A5, Callable 2/15/29 @ 100.00	4.02	3/15/52	235
200	Benchmark Mortgage Trust, Series 2018-B6, Class - A4, Callable 10/10/28 @ 100.00	4.26	10/10/51	191
176	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class - A4, Callable 1/10/25 @ 100.00	2.88	2/10/48	168
100	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class - AS, Callable 2/15/30 @ 100.00	2.92	2/15/53	80
150	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class - A4, Callable 12/15/29 @ 100.00	3.10	12/15/72	129
100	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class - A4, Callable 3/10/26 @ 100.00	3.31	4/10/49	93
100	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class - A5, Callable 2/10/26 @ 100.00	3.62	2/10/49	94
228	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class - A4, Callable 7/10/24 @ 100.00	3.62	7/10/47	220
80	COMM Mortgage Trust, Series 2015-DC1, Class - A5, Callable 2/10/25 @ 100.00	3.35	2/10/48	76
183	Commercial Mortgage Trust, Series 2015-LC19, Class - A4, Callable 1/10/27 @ 100.00	3.18	2/10/48	173
100	Commercial Mortgage Trust, Series 2014-UBS4, Class - AM, Callable 7/10/29 @ 100.00	3.97	8/10/47	96
129	CSAIL Commercial Mortgage Trust, Series 2016-C7, Class - ASB, Callable 11/15/26 @ 100.00	3.31	11/15/49	124
200	Fannie Mae-ACES, Series 2020-M8, Class - A2	1.82	2/25/30	166

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$200	Fannie Mae-ACES, Series 2022-M11, Class - A2	2.96(a)	10/25/27	$186
180	Fannie Mae-ACES, Series 2017-M7, Class - A2	2.96(a)	2/25/27	169
100	Fannie Mae-ACES, Series 2017-M11, Class - A2	2.98	8/25/29	92
207	Fannie Mae-ACES, Series 2017-M12, Class - A2	3.06(a)	6/25/27	195
171	Fannie Mae-ACES, Series 2017 M15, Class - ATS2	3.16(a)	11/25/27	161
239	Fannie Mae-ACES, Series 2018-M14, Class - A2	3.58(a)	8/25/28	227
184	Fannie Mae-ACES, Series 2019-M2, Class - A2	3.63(a)	11/25/28	176
300	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K117, Class - A2, Callable 10/25/30 @ 100.00	1.41	8/25/30	240
300	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K1516, Class - A2, Callable 10/25/35 @ 100.00	1.72	5/25/35	211
97	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K106, Class - A1, Callable 2/25/30 @ 100.00	1.78	5/25/29	86
390	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K126, Class - A2, Callable 5/25/31 @ 100.00	2.07	1/25/31	326
200	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K133, Class - A2, Callable 10/25/31 @ 100.00	2.10	9/25/31	165
150	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K749, Class - A2, Callable 9/25/29 @ 100.00	2.12(a)	4/25/55	131
300	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K749, Class - AM, Callable 9/25/29 @ 100.00	2.12	4/25/29	262
300	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K1521, Class - A2, Callable 9/25/36 @ 100.00	2.18	8/25/36	227
46	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K099, Class - A1, Callable 11/25/29 @ 100.00	2.26	6/25/29	42
62	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K058, Class - A1, Callable 9/25/26 @ 100.00	2.34	7/25/26	59
350	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K055, Class - A2, Callable 4/25/26 @ 100.00	2.67	3/25/26	331
124	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K726, Class - A2, Callable 4/25/24 @ 100.00	2.91	7/25/49	121
200	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K147, Class - A2, Callable 6/25/32 @ 100.00	3.00	6/25/32	177
100	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K092, Class - A2, Callable 7/25/29 @ 100.00	3.30	4/25/29	93
100	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K047, Class - A2, Callable 5/25/25 @ 100.00	3.33(a)	5/25/25	97
250	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K091, Class - A2	3.51	3/25/29	236
250	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K087, Class - A2	3.77	12/25/28	240
500	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K077, Class - A2, Callable 5/25/28 @ 100.00	3.85	5/25/28	486
400	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K081, Class - A2, Callable 12/25/28 @ 100.00	3.90(a)	8/25/28	389
224	GS Mortgage Securities Trust, Series 2016-GS2, Class - A3, Callable 5/10/26 @ 100.00	2.79	5/10/49	206
200	GS Mortgage Securities Trust, Series 2019-GC42, Class - A4, Callable 9/10/29 @ 100.00	3.00	9/1/52	171
100	GS Mortgage Securities Trust, Series 2020-GC45, Class - AS, Callable 1/13/30 @ 100.00	3.17(a)	2/13/53	84
250	GS Mortgage Securities Trust, Series 2017-GS5, Class - A4, Callable 3/10/27 @ 100.00	3.67	3/10/50	233
100	GS Mortgage Securities Trust, Series 2018-GS10, Class - A5, Callable 7/10/28 @ 100.00	4.15(a)	7/10/51	94

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$137	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class - A5, Callable 10/15/25 @ 100.00	3.64	11/15/47	$132
183	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class - A4, Callable 3/15/26 @ 100.00	3.80	9/15/47	177
37	Morgan Stanley BAML Trust, Series 2015-C21, Class - ASB, Callable 3/15/31 @ 100.00	3.15	3/15/48	36
183	Morgan Stanley BAML Trust, Series 2015-C20, Class - A4, Callable 11/15/26 @ 100.00	3.25	2/15/48	174
200	Morgan Stanley BAML Trust, Series 2014-C19, Class - A4, Callable 10/15/26 @ 100.00	3.53	12/15/47	191
200	Morgan Stanley BAML Trust, Series 2017-C33, Class - A5, Callable 5/15/27 @ 100.00	3.60	5/15/50	185
200	Morgan Stanley Capital I Trust, Series 2017-H1, Class - A4, Callable 6/15/27 @ 100.00	3.26	6/15/50	184
100	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class - A4, Callable 7/10/26 @ 100.00	3.06	10/10/48	91
122	Wells Fargo Commercial Mortgage Trust, Series 2019-C53, Class - A4, Callable 10/15/29 @ 100.00	3.04	10/15/52	106
500	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class - A4, Callable 5/15/26 @ 100.00	3.10	6/15/49	462
183	Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class - A4, Callable 8/15/25 @ 100.00	3.66	9/15/58	173
124	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class - A4, Callable 12/15/25 @ 100.00	3.81	12/15/48	118
169	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class - A5, Callable 7/15/24 @ 100.00	3.82	8/15/50	164
142	Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class - C, Callable 2/15/25 @ 100.00	4.07	2/15/48	130
100	Wells Fargo Commercial Mortgage Trust, Series 2018-C47, Class - A4, Callable 10/15/28 @ 100.00	4.44	9/15/61	95
	Total Collateralized Mortgage Obligations			11,846

	U.S. Government Agency Mortgages — 81.39%
392	Fannie Mae, Pool #MA4417	1.50	9/1/36	340
405	Fannie Mae, Pool #MA4343	1.50	5/1/51	311
21	Fannie Mae, Pool #MA4181	1.50	11/1/50	16
332	Fannie Mae, Pool #BQ3141	1.50	10/1/35	288
400	Fannie Mae, Pool #CA7696	1.50	11/1/50	307
311	Fannie Mae, Pool #FS1327	1.50	6/1/36	270
391	Fannie Mae, Pool #FM6579	1.50	3/1/51	305
452	Fannie Mae, Pool #MA4354	1.50	6/1/51	347
150	Fannie Mae, Pool #MA4310	1.50	4/1/41	122
433	Fannie Mae, Pool #CB0711	1.50	6/1/51	337
401	Fannie Mae, Pool #CA7695	1.50	11/1/50	308
270	Fannie Mae, Pool #BQ5781	1.50	11/1/35	234
398	Fannie Mae, Pool #MA4441	1.50	10/1/36	345
44	Fannie Mae, Pool #MA4342	1.50	4/1/41	35
410	Fannie Mae, Pool #MA4236	1.50	1/1/51	315
400	Fannie Mae, Pool #MA4304	1.50	4/1/51	307
216	Fannie Mae, Pool #MA4302	1.50	4/1/36	188
114	Fannie Mae, Pool #MA4122	1.50	9/1/35	99
138	Fannie Mae, Pool #FM9249	1.50	10/1/41	112
372	Fannie Mae, Pool #CB0310	1.50	4/1/36	323
84	Fannie Mae, Pool #MA4286	1.50	2/1/41	68

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$91	Fannie Mae, Pool #MA4445	1.50	10/1/41	$74
464	Fannie Mae, Pool #MA4397	1.50	8/1/51	356
185	Fannie Mae, Pool #MA4266	1.50	1/1/41	150
176	Fannie Mae, Pool #MA4386	1.50	7/1/41	143
142	Fannie Mae, Pool #FS2037	1.50	5/1/37	124
416	Fannie Mae, Pool #MA4280	1.50	3/1/51	320
240	Fannie Mae, Pool #MA4325	2.00	5/1/51	197
47	Fannie Mae, Pool #FM9724	2.00	11/1/36	42
412	Fannie Mae, Pool #CA8110	2.00	12/1/50	337
251	Fannie Mae, Pool #MA4119	2.00	9/1/50	206
349	Fannie Mae, Pool #MA4303	2.00	4/1/36	311
385	Fannie Mae, Pool #MA4602	2.00	5/1/37	344
436	Fannie Mae, Pool #BT0240	2.00	9/1/51	357
179	Fannie Mae, Pool #MA4333	2.00	5/1/41	152
448	Fannie Mae, Pool #FM9704	2.00	12/1/51	368
519	Fannie Mae, Pool #FM4788	2.00	11/1/50	424
387	Fannie Mae, Pool #CA8850	2.00	2/1/51	317
431	Fannie Mae, Pool #FM9579	2.00	7/1/51	353
469	Fannie Mae, Pool #FM7411	2.00	5/1/51	384
483	Fannie Mae, Pool #MA4536	2.00	2/1/37	431
14	Fannie Mae, Pool #BJ4362	2.00	11/1/32	13
262	Fannie Mae, Pool #MA4355	2.00	6/1/51	214
386	Fannie Mae, Pool #MA4305	2.00	4/1/51	316
249	Fannie Mae, Pool #FM5044	2.00	12/1/50	205
473	Fannie Mae, Pool #MA4158	2.00	10/1/50	388
523	Fannie Mae, Pool #BQ5112	2.00	11/1/50	429
464	Fannie Mae, Pool #CA8252	2.00	12/1/45	381
422	Fannie Mae, Pool #CA8687	2.00	1/1/51	346
154	Fannie Mae, Pool #BP6626	2.00	8/1/50	126
133	Fannie Mae, Pool #FM5453	2.00	1/1/41	113
448	Fannie Mae, Pool #FM9441	2.00	4/1/51	367
386	Fannie Mae, Pool #FM6555	2.00	4/1/51	315
388	Fannie Mae, Pool #BQ9685	2.00	1/1/51	317
472	Fannie Mae, Pool #FS1334	2.00	11/1/51	386
357	Fannie Mae, Pool #CA7225	2.00	10/1/50	293
394	Fannie Mae, Pool #FM6448	2.00	3/1/51	324
366	Fannie Mae, Pool #BQ7777	2.00	3/1/36	326
426	Fannie Mae, Pool #MA4182	2.00	11/1/50	349
91	Fannie Mae, Pool #MA4474	2.00	11/1/41	77
418	Fannie Mae, Pool #CB1620	2.00	9/1/51	342
240	Fannie Mae, Pool #FM4039	2.00	10/1/35	214
364	Fannie Mae, Pool #MA4237	2.00	1/1/51	298
369	Fannie Mae, Pool #MA4255	2.00	2/1/51	302
221	Fannie Mae, Pool #CA8118	2.00	12/1/50	181
98	Fannie Mae, Pool #AS1058	2.00	11/1/28	93
415	Fannie Mae, Pool #MA4442	2.00	10/1/36	370
391	Fannie Mae, Pool #BR2176	2.00	7/1/36	348
370	Fannie Mae, Pool #BQ8341	2.00	12/1/50	303

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$473	Fannie Mae, Pool #MA4511	2.00	1/1/52	$387
314	Fannie Mae, Pool #FM3755	2.00	9/1/35	280
475	Fannie Mae, Pool #BR0948	2.00	4/1/51	389
193	Fannie Mae, Pool #BQ5160	2.00	12/1/50	159
470	Fannie Mae, Pool #FM4969	2.00	12/1/50	387
347	Fannie Mae, Pool #CA9183	2.00	2/1/36	311
276	Fannie Mae, Pool #MA4208	2.00	12/1/50	227
490	Fannie Mae, Pool #CA9273	2.00	2/1/51	402
94	Fannie Mae, Pool #FS0317	2.00	2/1/42	80
44	Fannie Mae, Pool #MA4071	2.00	7/1/40	37
43	Fannie Mae, Pool #MA2906	2.00	2/1/32	39
343	Fannie Mae, Pool #BP9370	2.00	7/1/50	281
32	Fannie Mae, Pool #MA4093	2.00	8/1/40	27
143	Fannie Mae, Pool #MA4287	2.00	3/1/41	122
181	Fannie Mae, Pool #MA4176	2.00	10/1/40	154
10	Fannie Mae, Pool #CA0052	2.00	7/1/32	9
286	Fannie Mae, Pool #FS1621	2.00	7/1/51	234
385	Fannie Mae, Pool #MA4360	2.00	6/1/36	343
124	Fannie Mae, Pool #MA4155	2.00	10/1/35	111
17	Fannie Mae, Pool #AY4232	2.00	5/1/30	16
356	Fannie Mae, Pool #MA4403	2.00	8/1/36	317
411	Fannie Mae, Pool #CA7833	2.00	11/1/50	338
157	Fannie Mae, Pool #MA4204	2.00	12/1/40	134
240	Fannie Mae, Pool #BR4435	2.00	4/1/51	197
376	Fannie Mae, Pool #MA4281	2.00	3/1/51	307
306	Fannie Mae, Pool #BU7103	2.00	12/1/51	250
266	Fannie Mae, Pool #FS0355	2.00	9/1/51	218
372	Fannie Mae, Pool #BQ3004	2.00	10/1/50	305
243	Fannie Mae, Pool #SB8061	2.00	9/1/35	216
481	Fannie Mae, Pool #CA8933	2.00	2/1/51	395
387	Fannie Mae, Pool #FM6852	2.00	5/1/51	320
532	Fannie Mae, Pool #BR4094	2.00	1/1/51	436
448	Fannie Mae, Pool #MA4378	2.00	7/1/51	367
236	Fannie Mae, Pool #MA4437	2.00	10/1/51	193
442	Fannie Mae, Pool #CB1787	2.00	10/1/51	362
421	Fannie Mae, Pool #CB0497	2.00	5/1/51	343
479	Fannie Mae, Pool #BK8461	2.00	1/1/51	392
399	Fannie Mae, Pool #FM5308	2.00	12/1/50	328
18	Fannie Mae, Pool #AS0001	2.00	7/1/28	17
405	Fannie Mae, Pool #CB0325	2.00	4/1/51	332
420	Fannie Mae, Pool #CB0684	2.00	6/1/51	344
389	Fannie Mae, Pool #MA4128	2.00	9/1/40	333
329	Fannie Mae, Pool #CA7224	2.00	10/1/50	270
15	Fannie Mae, Pool #AZ6458	2.50	7/1/30	14
447	Fannie Mae, Pool #CB1828	2.50	10/1/51	382
222	Fannie Mae, Pool #CA8132	2.50	12/1/50	190
79	Fannie Mae, Pool #AB7391	2.50	12/1/42	68
30	Fannie Mae, Pool #BJ3944	2.50	1/1/33	28

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$56	Fannie Mae, Pool #AS8892	2.50	2/1/32	$51
33	Fannie Mae, Pool #MA3217	2.50	12/1/32	31
272	Fannie Mae, Pool #MA4256	2.50	2/1/51	231
181	Fannie Mae, Pool #MA3246	2.50	1/1/33	167
9	Fannie Mae, Pool #MA2854	2.50	12/1/46	8
342	Fannie Mae, Pool #BQ5110	2.50	11/1/50	293
283	Fannie Mae, Pool #FM3494	2.50	4/1/48	244
28	Fannie Mae, Pool #MA3801	2.50	10/1/49	24
5	Fannie Mae, Pool #MA2789	2.50	10/1/36	4
27	Fannie Mae, Pool #MA3282	2.50	2/1/33	25
76	Fannie Mae, Pool #AO3019	2.50	5/1/27	71
40	Fannie Mae, Pool #AS8246	2.50	11/1/31	37
264	Fannie Mae, Pool #CA6304	2.50	7/1/50	225
417	Fannie Mae, Pool #CB0415	2.50	5/1/51	354
432	Fannie Mae, Pool #CB1556	2.50	9/1/51	370
262	Fannie Mae, Pool #FM4231	2.50	9/1/50	224
152	Fannie Mae, Pool #BQ0329	2.50	7/1/50	130
22	Fannie Mae, Pool #BJ3742	2.50	12/1/32	21
249	Fannie Mae, Pool #BP5878	2.50	6/1/50	213
14	Fannie Mae, Pool #AS8437	2.50	12/1/36	12
242	Fannie Mae, Pool #BK2588	2.50	5/1/50	207
21	Fannie Mae, Pool #MA2868	2.50	1/1/32	20
146	Fannie Mae, Pool #MA3990	2.50	4/1/50	125
106	Fannie Mae, Pool #MA3765	2.50	9/1/49	91
198	Fannie Mae, Pool #MA4075	2.50	7/1/35	182
25	Fannie Mae, Pool #AS4660	2.50	3/1/30	23
433	Fannie Mae, Pool #MA4517	2.50	1/1/37	398
322	Fannie Mae, Pool #CA8955	2.50	2/1/51	277
242	Fannie Mae, Pool #CA6074	2.50	6/1/50	206
255	Fannie Mae, Pool #MA4078	2.50	7/1/50	218
31	Fannie Mae, Pool #AT2717	2.50	5/1/43	27
269	Fannie Mae, Pool #CA6075	2.50	6/1/50	230
102	Fannie Mae, Pool #MA3827	2.50	11/1/34	94
225	Fannie Mae, Pool #CB1131	2.50	7/1/51	192
434	Fannie Mae, Pool #FM9033	2.50	10/1/51	371
309	Fannie Mae, Pool #CA7237	2.50	10/1/50	264
243	Fannie Mae, Pool #BO4657	2.50	11/1/49	209
256	Fannie Mae, Pool #MA4096	2.50	8/1/50	219
476	Fannie Mae, Pool #FM8745	2.50	9/1/51	405
69	Fannie Mae, Pool #AS4946	2.50	5/1/30	64
349	Fannie Mae, Pool #MA4541	2.50	2/1/42	306
10	Fannie Mae, Pool #MA1511	2.50	7/1/33	9
53	Fannie Mae, Pool #MA3764	2.50	9/1/34	49
63	Fannie Mae, Pool #BE3032	2.50	1/1/32	59
190	Fannie Mae, Pool #MA4183	2.50	11/1/50	163
23	Fannie Mae, Pool #FM9543	2.50	12/1/51	20
8	Fannie Mae, Pool #MA2888	2.50	1/1/47	7
67	Fannie Mae, Pool #MA3965	2.50	3/1/40	59

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$52	Fannie Mae, Pool #MA3896	2.50	1/1/35	$48
301	Fannie Mae, Pool #FM3878	2.50	7/1/50	259
481	Fannie Mae, Pool #CA9289	2.50	2/1/51	410
10	Fannie Mae, Pool #MA3788	2.50	9/1/39	9
22	Fannie Mae, Pool #MA3737	2.50	8/1/34	21
163	Fannie Mae, Pool #MA2730	2.50	8/1/46	141
437	Fannie Mae, Pool #CB1784	2.50	10/1/51	371
348	Fannie Mae, Pool #CA8131	2.50	12/1/50	297
83	Fannie Mae, Pool #AP4742	2.50	8/1/27	77
27	Fannie Mae, Pool #MA4016	2.50	5/1/40	24
52	Fannie Mae, Pool #MA3955	2.50	3/1/35	48
18	Fannie Mae, Pool #MA1270	2.50	11/1/32	17
63	Fannie Mae, Pool #AU2619	2.50	8/1/28	60
12	Fannie Mae, Pool #MA3830	2.50	11/1/39	10
444	Fannie Mae, Pool #BU1451	2.50	1/1/52	378
433	Fannie Mae, Pool #BU5917	2.50	12/1/51	372
19	Fannie Mae, Pool #AS0513	2.50	8/1/43	17
482	Fannie Mae, Pool #CB2523	2.50	1/1/52	410
99	Fannie Mae, Pool #MA3154	2.50	10/1/32	92
131	Fannie Mae, Pool #MA4099	2.50	8/1/35	120
311	Fannie Mae, Pool #FM4638	2.50	10/1/50	264
330	Fannie Mae, Pool #FM4309	2.50	9/1/50	282
71	Fannie Mae, Pool #MA4053	2.50	6/1/35	65
99	Fannie Mae, Pool #MA1210	2.50	10/1/27	93
67	Fannie Mae, Pool #BC9041	2.50	11/1/31	63
94	Fannie Mae, Pool #MA1277	2.50	12/1/27	88
409	Fannie Mae, Pool #MA4399	2.50	8/1/51	349
236	Fannie Mae, Pool #MA4210	2.50	12/1/50	202
226	Fannie Mae, Pool #FM3027	2.50	12/1/46	195
251	Fannie Mae, Pool #FM2881	2.50	4/1/50	215
58	Fannie Mae, Pool #AU6387	2.50	11/1/28	56
435	Fannie Mae, Pool #FS0030	2.50	4/1/51	370
48	Fannie Mae, Pool #AU5334	2.50	11/1/28	46
393	Fannie Mae, Pool #BR7857	2.50	5/1/51	335
6	Fannie Mae, Pool #AS8172	2.50	10/1/36	5
479	Fannie Mae, Pool #FS0235	2.50	1/1/52	408
252	Fannie Mae, Pool #MA4159	2.50	10/1/50	216
47	Fannie Mae, Pool #FS0547	2.50	2/1/52	40
185	Fannie Mae, Pool #MA4414	2.50	9/1/51	157
148	Fannie Mae, Pool #MA3902	2.50	12/1/49	127
430	Fannie Mae, Pool #FM8997	2.50	10/1/51	367
119	Fannie Mae, Pool #FS1340	2.50	3/1/52	101
72	Fannie Mae, Pool #FM3296	2.50	5/1/35	67
437	Fannie Mae, Pool #BU8883	3.00	3/1/52	384
215	Fannie Mae, Pool #QB1382	3.00	7/1/50	191
117	Fannie Mae, Pool #AS8414	3.00	11/1/46	105
13	Fannie Mae, Pool #MA1058	3.00	5/1/32	12
18	Fannie Mae, Pool #MA2579	3.00	4/1/36	17

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$19	Fannie Mae, Pool #MA2832	3.00	12/1/36	$18
82	Fannie Mae, Pool #MA2863	3.00	1/1/47	74
35	Fannie Mae, Pool #FM4317	3.00	9/1/50	31
121	Fannie Mae, Pool #AS7904	3.00	9/1/46	109
160	Fannie Mae, Pool #AP2465	3.00	8/1/42	143
79	Fannie Mae, Pool #MA2833	3.00	12/1/46	71
82	Fannie Mae, Pool #AS8276	3.00	11/1/46	74
25	Fannie Mae, Pool #AS8424	3.00	12/1/36	23
28	Fannie Mae, Pool #AS8483	3.00	12/1/46	25
21	Fannie Mae, Pool #MA3958	3.00	3/1/40	19
101	Fannie Mae, Pool #CA5729	3.00	5/1/50	90
41	Fannie Mae, Pool #MA3127	3.00	9/1/37	37
13	Fannie Mae, Pool #MA2087	3.00	11/1/34	12
59	Fannie Mae, Pool #AS1527	3.00	1/1/29	56
147	Fannie Mae, Pool #B06219	3.00	12/1/49	131
120	Fannie Mae, Pool #MA4079	3.00	7/1/50	107
27	Fannie Mae, Pool #MA3331	3.00	4/1/48	24
33	Fannie Mae, Pool #MA3744	3.00	8/1/49	29
336	Fannie Mae, Pool #AB7099	3.00	11/1/42	302
21	Fannie Mae, Pool #MA3237	3.00	1/1/48	19
467	Fannie Mae, Pool #CB2755	3.00	2/1/52	412
44	Fannie Mae, Pool #CA3754	3.00	6/1/34	42
187	Fannie Mae, Pool #AP6493	3.00	9/1/42	167
32	Fannie Mae, Pool #MA3831	3.00	11/1/39	29
70	Fannie Mae, Pool #BE1901	3.00	12/1/46	63
7	Fannie Mae, Pool #AL9848	3.00	3/1/47	6
12	Fannie Mae, Pool #AS8056	3.00	10/1/46	11
53	Fannie Mae, Pool #AS7238	3.00	5/1/46	47
21	Fannie Mae, Pool #BE3861	3.00	1/1/47	19
10	Fannie Mae, Pool #MA3078	3.00	7/1/37	9
199	Fannie Mae, Pool #FM3395	3.00	6/1/50	177
81	Fannie Mae, Pool #BO7242	3.00	1/1/50	72
58	Fannie Mae, Pool #CA5519	3.00	4/1/50	51
120	Fannie Mae, Pool #MA2737	3.00	9/1/46	107
220	Fannie Mae, Pool #MA3834	3.00	11/1/49	196
32	Fannie Mae, Pool #MA2149	3.00	1/1/30	31
52	Fannie Mae, Pool #MA1401	3.00	4/1/33	49
6	Fannie Mae, Pool #MA3802	3.00	10/1/49	5
10	Fannie Mae, Pool #MA2287	3.00	6/1/35	9
80	Fannie Mae, Pool #AS8784	3.00	2/1/47	72
41	Fannie Mae, Pool #AZ0538	3.00	9/1/30	39
18	Fannie Mae, Pool #BM1370	3.00	4/1/37	17
15	Fannie Mae, Pool #AZ4358	3.00	7/1/30	14
17	Fannie Mae, Pool #MA2961	3.00	4/1/37	16
7	Fannie Mae, Pool #BA0826	3.00	10/1/30	7
15	Fannie Mae, Pool #BC4276	3.00	4/1/46	14
37	Fannie Mae, Pool #MA2425	3.00	10/1/30	35
29	Fannie Mae, Pool #AS2312	3.00	5/1/29	28

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$26	Fannie Mae, Pool #MA3339	3.00	4/1/33	$24
78	Fannie Mae, Pool #MA3106	3.00	8/1/47	69
72	Fannie Mae, Pool #FM1134	3.00	4/1/48	65
30	Fannie Mae, Pool #MA3060	3.00	7/1/32	29
265	Fannie Mae, Pool #BU1241	3.00	3/1/52	233
365	Fannie Mae, Pool #FS2122	3.00	3/1/52	322
27	Fannie Mae, Pool #MA3631	3.00	4/1/34	25
198	Fannie Mae, Pool #FS0831	3.00	3/1/52	174
388	Fannie Mae, Pool #CB3364	3.00	4/1/52	341
33	Fannie Mae, Pool #AL9996	3.00	4/1/32	32
391	Fannie Mae, Pool #CB2759	3.00	2/1/52	344
72	Fannie Mae, Pool #AY4829	3.00	5/1/45	65
95	Fannie Mae, Pool #MA3082	3.00	7/1/47	85
20	Fannie Mae, Pool #AW8295	3.00	8/1/29	19
110	Fannie Mae, Pool #AT2014	3.00	4/1/43	100
53	Fannie Mae, Pool #AY4200	3.00	5/1/45	48
139	Fannie Mae, Pool #BP6466	3.00	7/1/50	124
68	Fannie Mae, Pool #BD5545	3.00	10/1/46	61
40	Fannie Mae, Pool #B09169	3.00	12/1/49	36
113	Fannie Mae, Pool #B08947	3.00	1/1/50	100
49	Fannie Mae, Pool #BD5787	3.00	9/1/46	44
27	Fannie Mae, Pool #AS8438	3.00	12/1/36	25
14	Fannie Mae, Pool #MA2897	3.00	2/1/37	12
36	Fannie Mae, Pool #MA3991	3.00	4/1/50	32
59	Fannie Mae, Pool #FM2132	3.00	1/1/50	52
108	Fannie Mae, Pool #BO3192	3.00	10/1/49	96
98	Fannie Mae, Pool #BN7703	3.00	8/1/49	87
9	Fannie Mae, Pool #MA3657	3.00	5/1/34	8
5	Fannie Mae, Pool #MA3100	3.00	8/1/37	5
146	Fannie Mae, Pool #CA5668	3.00	5/1/50	131
89	Fannie Mae, Pool #MA2895	3.00	2/1/47	80
34	Fannie Mae, Pool #AL8861	3.00	7/1/31	32
27	Fannie Mae, Pool #MA3090	3.00	8/1/32	25
180	Fannie Mae, Pool #MA4048	3.00	6/1/50	160
18	Fannie Mae, Pool #BE9547	3.00	4/1/47	16
24	Fannie Mae, Pool #BJ2996	3.00	1/1/33	22
99	Fannie Mae, Pool #AS0196	3.00	8/1/28	94
9	Fannie Mae, Pool #AK0006	3.00	1/1/27	8
34	Fannie Mae, Pool #MA2523	3.00	2/1/36	31
19	Fannie Mae, Pool #MA3897	3.00	1/1/35	18
16	Fannie Mae, Pool #AS4334	3.00	1/1/45	14
68	Fannie Mae, Pool #AS4333	3.00	1/1/45	61
9	Fannie Mae, Pool #MA2065	3.00	10/1/34	8
127	Fannie Mae, Pool #BO2201	3.00	9/1/49	113
99	Fannie Mae, Pool #MA2806	3.00	11/1/46	89
46	Fannie Mae, Pool #MA3147	3.00	10/1/47	41
110	Fannie Mae, Pool #MA3871	3.00	12/1/49	98
27	Fannie Mae, Pool #MA3934	3.00	2/1/40	24

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$178	Fannie Mae, Pool #BP1932	3.00	4/1/50	$158
437	Fannie Mae, Pool #CB3172	3.00	3/1/52	385
5	Fannie Mae, Pool #FM1585	3.00	9/1/49	4
26	Fannie Mae, Pool #AQ3223	3.00	11/1/27	25
75	Fannie Mae, Pool #BD4225	3.00	11/1/46	68
9	Fannie Mae, Pool #AX8309	3.00	11/1/29	8
41	Fannie Mae, Pool #AS8186	3.00	10/1/46	37
16	Fannie Mae, Pool #BK1015	3.00	2/1/33	16
24	Fannie Mae, Pool #MA3304	3.00	3/1/48	21
35	Fannie Mae, Pool #MA2773	3.00	10/1/36	33
24	Fannie Mae, Pool #MA3247	3.00	1/1/33	23
226	Fannie Mae, Pool #AO0752	3.00	4/1/42	203
97	Fannie Mae, Pool #BC9003	3.00	11/1/46	87
13	Fannie Mae, Pool #BA4786	3.00	2/1/31	12
47	Fannie Mae, Pool #AW7383	3.00	8/1/29	45
93	Fannie Mae, Pool #MA2246	3.00	4/1/30	88
130	Fannie Mae, Pool #AT7620	3.00	6/1/43	117
468	Fannie Mae, Pool #CB2756	3.00	2/1/52	415
81	Fannie Mae, Pool #AK3302	3.00	3/1/27	77
13	Fannie Mae, Pool #AR7426	3.00	7/1/43	12
130	Fannie Mae, Pool #FM1370	3.00	4/1/46	117
142	Fannie Mae, Pool #BD2446	3.00	1/1/47	127
26	Fannie Mae, Pool #AU7890	3.00	9/1/28	25
23	Fannie Mae, Pool #CA5423	3.00	3/1/50	20
15	Fannie Mae, Pool #MA3185	3.00	11/1/37	13
17	Fannie Mae, Pool #AT1575	3.00	5/1/43	15
48	Fannie Mae, Pool #AB4483	3.00	2/1/27	45
3	Fannie Mae, Pool #J24886	3.00	7/1/23	3
120	Fannie Mae, Pool #AL9865	3.00	2/1/47	108
134	Fannie Mae, Pool #AT0682	3.00	4/1/43	121
55	Fannie Mae, Pool #MA3179	3.00	11/1/47	50
125	Fannie Mae, Pool #AB8897	3.00	4/1/43	113
114	Fannie Mae, Pool #MA3937	3.00	2/1/50	101
119	Fannie Mae, Pool #MA3905	3.00	1/1/50	106
39	Fannie Mae, Pool #CA3788	3.00	7/1/49	35
98	Fannie Mae, Pool #BC4764	3.00	10/1/46	88
131	Fannie Mae, Pool #MA2956	3.00	4/1/47	117
60	Fannie Mae, Pool #FM1552	3.00	12/1/47	54
87	Fannie Mae, Pool #MA3774	3.00	9/1/49	78
45	Fannie Mae, Pool #BE4400	3.00	1/1/47	40
45	Fannie Mae, Pool #AS7908	3.00	9/1/46	40
477	Fannie Mae, Pool #CA5229	3.00	2/1/50	422
6	Fannie Mae, Pool #MA3738	3.00	8/1/34	6
22	Fannie Mae, Pool #AS3117	3.00	8/1/29	21
160	Fannie Mae, Pool #MA4020	3.00	5/1/50	142
73	Fannie Mae, Pool #MA3960	3.00	3/1/50	65
58	Fannie Mae, Pool #AS8521	3.00	12/1/46	53
27	Fannie Mae, Pool #MA1338	3.00	2/1/33	24

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$31	Fannie Mae, Pool #MA2230	3.00	4/1/35	$28
24	Fannie Mae, Pool #CA4860	3.00	12/1/49	21
405	Fannie Mae, Pool #AP6375	3.00	9/1/42	364
71	Fannie Mae, Pool #AS4884	3.00	5/1/45	64
85	Fannie Mae, Pool #AU3735	3.00	8/1/43	77
54	Fannie Mae, Pool #MA1527	3.00	8/1/33	50
31	Fannie Mae, Pool #BD5076	3.00	2/1/32	30
351	Fannie Mae, Pool #AQ7920	3.00	12/1/42	315
121	Fannie Mae, Pool #MA1307	3.00	1/1/33	111
12	Fannie Mae, Pool #MA3218	3.00	12/1/32	11
79	Fannie Mae, Pool #FM1543	3.50	11/1/48	74
66	Fannie Mae, Pool #MA2125	3.50	12/1/44	61
12	Fannie Mae, Pool #310139	3.50	11/1/25	12
9	Fannie Mae, Pool #AS2081	3.50	4/1/29	9
6	Fannie Mae, Pool #MA2909	3.50	2/1/37	6
29	Fannie Mae, Pool #MA3462	3.50	9/1/33	28
58	Fannie Mae, Pool #MA3414	3.50	7/1/48	53
45	Fannie Mae, Pool #AS7239	3.50	5/1/46	42
61	Fannie Mae, Pool #AO4385	3.50	6/1/42	57
73	Fannie Mae, Pool #BD5046	3.50	2/1/47	68
41	Fannie Mae, Pool #FM0020	3.50	7/1/49	38
65	Fannie Mae, Pool #MA1982	3.50	8/1/34	62
28	Fannie Mae, Pool #MA2923	3.50	3/1/37	27
18	Fannie Mae, Pool #AE5487	3.50	10/1/25	18
64	Fannie Mae, Pool #FM3387	3.50	3/1/35	62
282	Fannie Mae, Pool #AB6017	3.50	8/1/42	262
101	Fannie Mae, Pool #AU1635	3.50	7/1/43	94
62	Fannie Mae, Pool #MA1059	3.50	5/1/32	60
46	Fannie Mae, Pool #BE3767	3.50	7/1/47	43
27	Fannie Mae, Pool #AS4772	3.50	4/1/45	25
168	Fannie Mae, Pool #BM1568	3.50	7/1/47	158
48	Fannie Mae, Pool #AS4773	3.50	4/1/45	45
31	Fannie Mae, Pool #AX5201	3.50	10/1/29	31
60	Fannie Mae, Pool #AX9530	3.50	2/1/45	56
84	Fannie Mae, Pool #MA1107	3.50	7/1/32	81
21	Fannie Mae, Pool #BA1893	3.50	8/1/45	19
54	Fannie Mae, Pool #AO4647	3.50	6/1/42	51
12	Fannie Mae, Pool #MA3835	3.50	11/1/49	11
70	Fannie Mae, Pool #BM2000	3.50	5/1/49	65
27	Fannie Mae, Pool #MA3775	3.50	9/1/49	25
128	Fannie Mae, Pool #MA3305	3.50	2/1/48	118
24	Fannie Mae, Pool #MA3494	3.50	10/1/48	22
17	Fannie Mae, Pool #MA3637	3.50	4/1/49	15
61	Fannie Mae, Pool #FM1566	3.50	11/1/48	56
27	Fannie Mae, Pool #AJ4093	3.50	10/1/26	26
86	Fannie Mae, Pool #BJ2692	3.50	4/1/48	80
71	Fannie Mae, Pool #AJ8476	3.50	12/1/41	66
57	Fannie Mae, Pool #AS7491	3.50	7/1/46	53

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$27	Fannie Mae, Pool #MA2389	3.50	9/1/35	$25
21	Fannie Mae, Pool #MA3614	3.50	3/1/49	19
19	Fannie Mae, Pool #MA3692	3.50	7/1/49	18
150	Fannie Mae, Pool #BP1947	3.50	4/1/50	138
9	Fannie Mae, Pool #MA3152	3.50	10/1/37	9
90	Fannie Mae, Pool #AS3133	3.50	8/1/44	85
51	Fannie Mae, Pool #MA1980	3.50	8/1/44	48
96	Fannie Mae, Pool #ZS4618	3.50	6/1/45	90
48	Fannie Mae, Pool #AY4300	3.50	1/1/45	44
9	Fannie Mae, Pool #MA3059	3.50	7/1/37	9
149	Fannie Mae, Pool #ZM4908	3.50	11/1/47	138
4	Fannie Mae, Pool #AL8776	3.50	7/1/46	4
77	Fannie Mae, Pool #AY1306	3.50	3/1/45	72
76	Fannie Mae, Pool #MA3238	3.50	1/1/48	71
63	Fannie Mae, Pool #AS0024	3.50	7/1/43	59
50	Fannie Mae, Pool #AZ9576	3.50	12/1/45	47
83	Fannie Mae, Pool #MA3182	3.50	11/1/47	77
55	Fannie Mae, Pool #MA3332	3.50	4/1/48	51
44	Fannie Mae, Pool #AS6649	3.50	2/1/46	41
32	Fannie Mae, Pool #AS5319	3.50	7/1/45	30
59	Fannie Mae, Pool #AU3742	3.50	8/1/43	55
53	Fannie Mae, Pool #AY5303	3.50	3/1/45	50
5	Fannie Mae, Pool #AX0159	3.50	9/1/29	5
34	Fannie Mae, Pool #AS5696	3.50	8/1/45	32
6	Fannie Mae, Pool #AV6407	3.50	2/1/29	6
61	Fannie Mae, Pool #SD8001	3.50	7/1/49	56
285	Fannie Mae, Pool #AO8137	3.50	8/1/42	265
114	Fannie Mae, Pool #AO3760	3.50	5/1/42	109
4	Fannie Mae, Pool #AJ6181	3.50	12/1/26	4
10	Fannie Mae, Pool #AK0706	3.50	2/1/27	10
22	Fannie Mae, Pool #FS1774	3.50	5/1/37	21
54	Fannie Mae, Pool #AK7497	3.50	4/1/42	50
65	Fannie Mae, Pool #CA0487	3.50	10/1/47	61
3	Fannie Mae, Pool #BA5031	3.50	1/1/46	3
6	Fannie Mae, Pool #MA1021	3.50	3/1/27	6
64	Fannie Mae, Pool #FM1001	3.50	11/1/48	60
5	Fannie Mae, Pool #MA2996	3.50	5/1/37	5
30	Fannie Mae, Pool #BM2001	3.50	12/1/46	29
76	Fannie Mae, Pool #FM1911	3.50	7/1/48	71
26	Fannie Mae, Pool #AZ2614	3.50	8/1/45	24
100	Fannie Mae, Pool #BD2436	3.50	1/1/47	93
47	Fannie Mae, Pool #FM1028	3.50	6/1/49	44
359	Fannie Mae, Pool #AO2548	3.50	4/1/42	334
23	Fannie Mae, Pool #BC7633	3.50	6/1/46	21
85	Fannie Mae, Pool #BM4703	3.50	2/1/48	79
89	Fannie Mae, Pool #BH5155	3.50	9/1/47	83
29	Fannie Mae, Pool #AZ6383	3.50	9/1/45	27
27	Fannie Mae, Pool #AY8856	3.50	9/1/45	25

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$22	Fannie Mae, Pool #AP9390	3.50	10/1/42	$20
40	Fannie Mae, Pool #AY3913	3.50	2/1/45	37
41	Fannie Mae, Pool #AY3802	3.50	2/1/45	39
24	Fannie Mae, Pool #AX7655	3.50	1/1/45	22
51	Fannie Mae, Pool #AS7388	3.50	6/1/46	48
81	Fannie Mae, Pool #BC1158	3.50	2/1/46	75
138	Fannie Mae, Pool #AQ0546	3.50	11/1/42	128
19	Fannie Mae, Pool #AS5892	3.50	10/1/45	18
47	Fannie Mae, Pool #AX2486	3.50	10/1/44	43
20	Fannie Mae, Pool #CA1191	3.50	11/1/47	19
46	Fannie Mae, Pool #AO9140	3.50	7/1/42	44
59	Fannie Mae, Pool #AS4771	3.50	4/1/45	55
12	Fannie Mae, Pool #MA2495	3.50	1/1/46	12
23	Fannie Mae, Pool #MA3597	3.50	2/1/49	21
84	Fannie Mae, Pool #BH9215	3.50	1/1/48	78
42	Fannie Mae, Pool #BC3126	3.50	1/1/46	39
9	Fannie Mae, Pool #MA3634	3.50	4/1/39	8
9	Fannie Mae, Pool #MA3906	3.50	1/1/50	8
366	Fannie Mae, Pool #BU8723	3.50	6/1/52	334
70	Fannie Mae, Pool #BK9038	3.50	10/1/33	67
33	Fannie Mae, Pool #BE5258	3.50	1/1/47	31
11	Fannie Mae, Pool #MA2692	3.50	7/1/36	10
18	Fannie Mae, Pool #AE0981	3.50	3/1/41	17
9	Fannie Mae, Pool #CA0234	3.50	8/1/47	8
40	Fannie Mae, Pool #AS5068	3.50	6/1/45	37
6	Fannie Mae, Pool #BM5446	3.50	2/1/49	6
80	Fannie Mae, Pool #MA2292	3.50	6/1/45	75
91	Fannie Mae, Pool #AL1717	3.50	5/1/27	88
73	Fannie Mae, Pool #MA3305	3.50	3/1/48	68
59	Fannie Mae, Pool #MA3026	3.50	6/1/47	55
50	Fannie Mae, Pool #BM5485	3.50	2/1/49	46
78	Fannie Mae, Pool #MA3520	3.50	10/1/48	72
64	Fannie Mae, Pool #MA3663	3.50	5/1/49	59
54	Fannie Mae, Pool #MA3057	3.50	7/1/47	50
26	Fannie Mae, Pool #BC0163	3.50	1/1/46	24
9	Fannie Mae, Pool #BM1231	3.50	11/1/31	9
63	Fannie Mae, Pool #MA3745	3.50	8/1/49	58
30	Fannie Mae, Pool #BJ0647	3.50	3/1/48	27
82	Fannie Mae, Pool #AZ0862	3.50	7/1/45	77
107	Fannie Mae, Pool #BH9277	3.50	2/1/48	99
13	Fannie Mae, Pool #AC2995	4.00	9/1/24	13
14	Fannie Mae, Pool #MA3427	4.00	7/1/33	14
120	Fannie Mae, Pool #AY1377	4.00	4/1/45	113
9	Fannie Mae, Pool #AS2117	4.00	4/1/44	9
92	Fannie Mae, Pool #FM5134	4.00	1/1/49	89
10	Fannie Mae, Pool #AW5109	4.00	8/1/44	10
36	Fannie Mae, Pool #AS2498	4.00	5/1/44	34
28	Fannie Mae, Pool #BN0594	4.00	12/1/48	27

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$33	Fannie Mae, Pool #AL7347	4.00	9/1/45	$32
2	Fannie Mae, Pool #BA0847	4.00	3/1/46	2
45	Fannie Mae, Pool #AX0841	4.00	9/1/44	44
55	Fannie Mae, Pool #FM0021	4.00	3/1/49	52
53	Fannie Mae, Pool #AL8387	4.00	3/1/46	51
42	Fannie Mae, Pool #AS8532	4.00	12/1/46	41
6	Fannie Mae, Pool #AS7028	4.00	4/1/46	6
29	Fannie Mae, Pool #AS3903	4.00	11/1/44	28
23	Fannie Mae, Pool #AY2291	4.00	3/1/45	21
245	Fannie Mae, Pool #MA4732	4.00	9/1/52	231
25	Fannie Mae, Pool #BA6910	4.00	2/1/46	23
54	Fannie Mae, Pool #MA3121	4.00	9/1/47	52
15	Fannie Mae, Pool #BH2623	4.00	8/1/47	14
23	Fannie Mae, Pool #BM4991	4.00	9/1/48	22
3	Fannie Mae, Pool #CA3084	4.00	2/1/49	3
12	Fannie Mae, Pool #AL2689	4.00	2/1/27	11
39	Fannie Mae, Pool #BK0909	4.00	7/1/48	37
15	Fannie Mae, Pool #MA3536	4.00	12/1/48	14
21	Fannie Mae, Pool #MA3521	4.00	11/1/48	20
57	Fannie Mae, Pool #BJ9169	4.00	5/1/48	55
6	Fannie Mae, Pool #MA2655	4.00	6/1/36	6
7	Fannie Mae, Pool #AL9742	4.00	7/1/29	7
42	Fannie Mae, Pool #CA1894	4.00	6/1/48	40
50	Fannie Mae, Pool #BK7608	4.00	9/1/48	48
43	Fannie Mae, Pool #MA3277	4.00	2/1/48	41
434	Fannie Mae, Pool #FS0016	4.00	6/1/49	417
15	Fannie Mae, Pool #AS8823	4.00	2/1/47	14
5	Fannie Mae, Pool #MA3037	4.00	6/1/37	5
12	Fannie Mae, Pool #MA3216	4.00	12/1/37	12
65	Fannie Mae, Pool #MA3183	4.00	11/1/47	62
78	Fannie Mae, Pool #AU3753	4.00	8/1/43	75
70	Fannie Mae, Pool #BD7081	4.00	3/1/47	67
13	Fannie Mae, Pool #MA2455	4.00	11/1/35	12
63	Fannie Mae, Pool #CA0183	4.00	8/1/47	60
27	Fannie Mae, Pool #AL4778	4.00	10/1/32	26
75	Fannie Mae, Pool #MA2995	4.00	5/1/47	72
57	Fannie Mae, Pool #CA1015	4.00	1/1/48	55
67	Fannie Mae, Pool #MA0641	4.00	2/1/31	64
21	Fannie Mae, Pool #MA0493	4.00	8/1/30	20
128	Fannie Mae, Pool #AJ7857	4.00	12/1/41	124
11	Fannie Mae, Pool #BM5525	4.00	3/1/31	11
16	Fannie Mae, Pool #MA3592	4.00	2/1/49	16
13	Fannie Mae, Pool #BM4306	4.00	9/1/25	13
19	Fannie Mae, Pool #AT3872	4.00	6/1/43	19
32	Fannie Mae, Pool #CA0237	4.00	8/1/47	30
65	Fannie Mae, Pool #MA3804	4.00	10/1/49	61
74	Fannie Mae, Pool #AO2959	4.00	5/1/42	71
102	Fannie Mae, Pool #AS7558	4.00	7/1/46	98

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$43	Fannie Mae, Pool #FM1415	4.00	12/1/48	$41
56	Fannie Mae, Pool #BM2002	4.00	10/1/47	54
40	Fannie Mae, Pool #FM1571	4.00	12/1/48	38
36	Fannie Mae, Pool #MA3563	4.00	1/1/49	35
77	Fannie Mae, Pool #ZS4708	4.00	3/1/47	74
61	Fannie Mae, Pool #ZA4988	4.00	8/1/47	58
9	Fannie Mae, Pool #AE0375	4.00	7/1/25	9
32	Fannie Mae, Pool #AS7600	4.00	7/1/46	31
60	Fannie Mae, Pool #MA3027	4.00	6/1/47	57
48	Fannie Mae, Pool #FM1960	4.00	5/1/49	45
13	Fannie Mae, Pool #MA0695	4.00	4/1/31	12
36	Fannie Mae, Pool #AC7328	4.00	12/1/39	34
28	Fannie Mae, Pool #BE8050	4.00	4/1/47	27
326	Fannie Mae, Pool #190405	4.00	10/1/40	317
6	Fannie Mae, Pool #MA2536	4.00	2/1/36	6
46	Fannie Mae, Pool #AH6242	4.00	4/1/26	45
28	Fannie Mae, Pool #AS3468	4.00	10/1/44	27
21	Fannie Mae, Pool #AY0025	4.00	2/1/45	20
92	Fannie Mae, Pool #AZ8067	4.00	9/1/45	87
39	Fannie Mae, Pool #AY8981	4.00	8/1/45	37
55	Fannie Mae, Pool #AZ7362	4.00	11/1/45	53
2	Fannie Mae, Pool #AZ8874	4.00	9/1/45	2
31	Fannie Mae, Pool #BC5559	4.00	3/1/46	29
48	Fannie Mae, Pool #AS9831	4.00	6/1/47	46
102	Fannie Mae, Pool #AH5859	4.00	2/1/41	99
46	Fannie Mae, Pool #AS9486	4.00	4/1/47	44
22	Fannie Mae, Pool #CA2474	4.00	7/1/48	21
24	Fannie Mae, Pool #BN5258	4.00	2/1/49	22
41	Fannie Mae, Pool #BM5685	4.00	6/1/48	38
32	Fannie Mae, Pool #BK9697	4.00	12/1/48	31
80	Fannie Mae, Pool #BK7943	4.00	11/1/48	76
27	Fannie Mae, Pool #BK0915	4.00	7/1/48	26
41	Fannie Mae, Pool #MA3615	4.00	3/1/49	39
24	Fannie Mae, Pool #MA3638	4.00	4/1/49	23
146	Fannie Mae, Pool #AS0531	4.00	9/1/43	143
13	Fannie Mae, Pool #BJ0639	4.00	3/1/48	12
7	Fannie Mae, Pool #AS3448	4.00	9/1/44	7
8	Fannie Mae, Pool #MA3413	4.00	7/1/38	8
39	Fannie Mae, Pool #AS7601	4.00	7/1/46	38
60	Fannie Mae, Pool #MA3211	4.00	12/1/47	58
17	Fannie Mae, Pool #FM1101	4.00	7/1/34	17
104	Fannie Mae, Pool #BN6677	4.00	6/1/49	99
42	Fannie Mae, Pool #BN0334	4.00	12/1/48	40
68	Fannie Mae, Pool #MA3746	4.00	8/1/49	64
170	Fannie Mae, Pool #AJ7689	4.00	12/1/41	165
12	Fannie Mae, Pool #AH3394	4.00	1/1/41	12
48	Fannie Mae, Pool #AS3216	4.00	9/1/44	47
44	Fannie Mae, Pool #AV2340	4.00	12/1/43	43

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$22	Fannie Mae, Pool #MA3244	4.00	1/1/38	$22
14	Fannie Mae, Pool #CA2469	4.00	10/1/48	13
5	Fannie Mae, Pool #AW9041	4.00	8/1/44	5
47	Fannie Mae, Pool #AY1595	4.00	1/1/45	45
164	Fannie Mae, Pool #AJ5303	4.00	11/1/41	159
35	Fannie Mae, Pool #AS3467	4.00	10/1/44	34
36	Fannie Mae, Pool #AW5063	4.00	7/1/44	35
45	Fannie Mae, Pool #AS3293	4.00	9/1/44	44
141	Fannie Mae, Pool #AH7521	4.50	3/1/41	139
55	Fannie Mae, Pool #MA3639	4.50	4/1/49	53
14	Fannie Mae, Pool #FM3619	4.50	1/1/50	14
42	Fannie Mae, Pool #BE5992	4.50	2/1/47	40
60	Fannie Mae, Pool #CA1711	4.50	5/1/48	58
4	Fannie Mae, Pool #BN0877	4.50	11/1/48	4
18	Fannie Mae, Pool #BM1285	4.50	5/1/47	17
8	Fannie Mae, Pool #AS0861	4.50	10/1/43	8
17	Fannie Mae, Pool #MA3593	4.50	2/1/49	17
22	Fannie Mae, Pool #BK5283	4.50	6/1/48	21
56	Fannie Mae, Pool #BK1416	4.50	5/1/48	54
3	Fannie Mae, Pool #AW7048	4.50	6/1/44	3
49	Fannie Mae, Pool #AS8157	4.50	10/1/46	48
47	Fannie Mae, Pool #AL4450	4.50	12/1/43	45
4	Fannie Mae, Pool #BK8830	4.50	8/1/48	4
46	Fannie Mae, Pool #CA0148	4.50	8/1/47	44
221	Fannie Mae, Pool #AL1107	4.50	11/1/41	219
28	Fannie Mae, Pool #AL5082	4.50	3/1/44	27
36	Fannie Mae, Pool #MA0481	4.50	8/1/30	36
26	Fannie Mae, Pool #AS1638	4.50	2/1/44	25
53	Fannie Mae, Pool #AB3192	4.50	6/1/41	52
21	Fannie Mae, Pool #MA3537	4.50	12/1/48	20
1	Fannie Mae, Pool #982892	4.50	5/1/23	1
24	Fannie Mae, Pool #MA3522	4.50	11/1/48	24
60	Fannie Mae, Pool #AD8529	4.50	8/1/40	59
13	Fannie Mae, Pool #254954	4.50	10/1/23	12
65	Fannie Mae, Pool #AE0217	4.50	8/1/40	64
12	Fannie Mae, Pool #CA1218	4.50	2/1/48	12
16	Fannie Mae, Pool #BE6489	4.50	1/1/47	15
11	Fannie Mae, Pool #AB1470	4.50	9/1/40	11
235	Fannie Mae, Pool #MA3184	4.50	11/1/47	228
29	Fannie Mae, Pool #AB1389	4.50	8/1/40	28
26	Fannie Mae, Pool #CA0623	4.50	10/1/47	25
5	Fannie Mae, Pool #AA9781	4.50	7/1/24	5
12	Fannie Mae, Pool #AH6790	4.50	3/1/41	12
10	Fannie Mae, Pool #AL8816	4.50	9/1/45	9
59	Fannie Mae, Pool #AI4815	4.50	6/1/41	59
147	Fannie Mae, Pool #AH9055	4.50	4/1/41	145
30	Fannie Mae, Pool #AS2276	4.50	4/1/44	29
13	Fannie Mae, Pool #AS8576	4.50	12/1/46	13

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$13	Fannie Mae, Pool #AA0860	4.50	1/1/39	$13
13	Fannie Mae, Pool #AU5302	4.50	10/1/43	13
114	Fannie Mae, Pool #AS9394	4.50	4/1/47	110
24	Fannie Mae, Pool #AS0575	5.00	9/1/43	24
61	Fannie Mae, Pool #AH5988	5.00	3/1/41	62
12	Fannie Mae, Pool #890603	5.00	8/1/41	12
27	Fannie Mae, Pool #AL5788	5.00	5/1/42	28
22	Fannie Mae, Pool #BM3904	5.00	5/1/48	21
23	Fannie Mae, Pool #AS0837	5.00	10/1/43	23
7	Fannie Mae, Pool #BM3781	5.00	11/1/30	7
28	Fannie Mae, Pool #836750	5.00	10/1/35	28
13	Fannie Mae, Pool #CA1795	5.00	5/1/48	13
17	Fannie Mae, Pool #725238	5.00	3/1/34	17
17	Fannie Mae, Pool #MA3669	5.00	5/1/49	17
14	Fannie Mae, Pool #MA3472	5.00	9/1/48	14
10	Fannie Mae, Pool #MA3617	5.00	3/1/49	10
14	Fannie Mae, Pool #CA0349	5.00	9/1/47	14
298	Fannie Mae, Pool #889117	5.00	10/1/35	304
9	Fannie Mae, Pool #MA3708	5.00	6/1/49	9
24	Fannie Mae, Pool #MA3594	5.00	2/1/49	24
10	Fannie Mae, Pool #MA3527	5.00	11/1/48	10
12	Fannie Mae, Pool #890621	5.00	5/1/42	12
1	Fannie Mae, Pool #A79636	5.50	7/1/38	1
7	Fannie Mae, Pool #929451	5.50	5/1/38	7
—	Fannie Mae, Pool #AL0725	5.50	6/1/24	—
475	Fannie Mae, Pool #890221	5.50	12/1/33	485
2	Fannie Mae, Pool #A69671	5.50	12/1/37	2
293	Fannie Mae, Pool #725228	6.00	3/1/34	305
66	Fannie Mae, Pool #889984	6.50	10/1/38	69
175	Fannie Mae, 15 YR TBA	1.50	1/25/37	152
50	Fannie Mae, 15 YR TBA	2.00	1/25/37	45
250	Fannie Mae, 15 YR TBA	3.00	1/25/36	234
50	Fannie Mae, 15 YR TBA	3.00	2/25/37	47
25	Fannie Mae, 15 YR TBA	3.50	2/25/37	24
150	Fannie Mae, 15 YR TBA	3.50	1/25/36	144
75	Fannie Mae, 15 YR TBA	4.00	1/25/38	73
125	Fannie Mae, 30 YR TBA	3.00	1/25/53	110
25	Fannie Mae, 30 YR TBA	3.50	2/25/51	23
1,475	Fannie Mae, 30 YR TBA	3.50	1/25/53	1,343
75	Fannie Mae, 30 YR TBA	4.00	2/25/53	71
2,050	Fannie Mae, 30 YR TBA	4.00	1/25/53	1,928
2,300	Fannie Mae, 30 YR TBA	4.50	1/25/51	2,221
125	Fannie Mae, 30 YR TBA	4.50	2/25/53	121
2,075	Fannie Mae, 30 YR TBA	5.00	1/25/53	2,047
275	Fannie Mae, 30 YR TBA	5.00	2/25/53	271
600	Fannie Mae, 30 YR TBA	5.50	1/25/53	603
149	Federal Home Loan Mortgage Corporation, Pool# SD8184	3.00	12/1/51	132
387	Federal Home Loan Mortgage Corporation, Pool# SD1132	4.00	6/1/52	364

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$387	Federal Home Loan Mortgage Corporation, Pool# QE9161	4.50	9/1/52	$373
70	Federal National Mortgage Assoc., Pool# BU8781	2.00	4/1/37	63
23	Federal National Mortgage Assoc., Pool# CB2979	2.50	2/1/37	21
197	Federal National Mortgage Assoc., Pool# MA4579	3.00	4/1/52	173
247	Federal National Mortgage Assoc., Pool# FS1374	3.00	3/1/52	218
245	Federal National Mortgage Assoc., Pool# CB3601	3.50	5/1/52	223
75	Federal National Mortgage Assoc.	4.50	2/25/38	74
325	Federal National Mortgage Assoc.	5.50	7/25/53	326
75	Federal National Mortgage Assoc.	6.00	2/25/50	76
65	Freddie Mac, Pool #RB5110	1.50	5/1/41	53
455	Freddie Mac, Pool #SB8083	1.50	1/1/36	395
427	Freddie Mac, Pool #SB8144	1.50	3/1/37	371
73	Freddie Mac, Pool #SD8082	1.50	10/1/50	56
401	Freddie Mac, Pool #QC0962	1.50	4/1/51	308
412	Freddie Mac, Pool #SB8106	1.50	6/1/36	358
407	Freddie Mac, Pool #SD8154	1.50	6/1/51	313
440	Freddie Mac, Pool #SB8088	1.50	2/1/36	382
341	Freddie Mac, Pool #QN9521	1.50	2/1/37	296
190	Freddie Mac, Pool #SD8139	1.50	4/1/51	146
387	Freddie Mac, Pool #SB8097	1.50	4/1/36	336
438	Freddie Mac, Pool #QC7473	2.00	9/1/51	358
381	Freddie Mac, Pool #SB8107	2.00	5/1/36	339
425	Freddie Mac, Pool #RA5040	2.00	4/1/51	348
413	Freddie Mac, Pool #QC6815	2.00	9/1/51	338
374	Freddie Mac, Pool #QB3716	2.00	9/1/50	306
419	Freddie Mac, Pool #RA5928	2.00	9/1/51	343
140	Freddie Mac, Pool #RB5141	2.00	1/1/42	119
470	Freddie Mac, Pool #RA6333	2.00	11/1/51	384
434	Freddie Mac, Pool #QC4423	2.00	7/1/51	355
236	Freddie Mac, Pool #SD7537	2.00	3/1/51	193
449	Freddie Mac, Pool #QD0433	2.00	11/1/51	368
497	Freddie Mac, Pool #SD8113	2.00	12/1/50	408
135	Freddie Mac, Pool #RB5095	2.00	12/1/40	116
451	Freddie Mac, Pool #QC6925	2.00	9/1/51	369
432	Freddie Mac, Pool #QB9896	2.00	3/1/51	354
469	Freddie Mac, Pool #SD8182	2.00	12/1/51	384
465	Freddie Mac, Pool #RA6026	2.00	10/1/51	381
439	Freddie Mac, Pool #RA5155	2.00	5/1/51	359
396	Freddie Mac, Pool #QC1333	2.00	5/1/51	324
435	Freddie Mac, Pool #SD8079	2.00	7/1/50	357
432	Freddie Mac, Pool #RA6507	2.00	12/1/51	353
368	Freddie Mac, Pool #SD8128	2.00	2/1/51	301
369	Freddie Mac, Pool #QB3926	2.00	10/1/50	303
18	Freddie Mac, Pool #G18547	2.00	3/1/30	17
403	Freddie Mac, Pool #SB8079	2.00	12/1/35	359
374	Freddie Mac, Pool #RA4986	2.00	4/1/51	306
429	Freddie Mac, Pool #QC3597	2.00	6/1/51	351
389	Freddie Mac, Pool #QB6893	2.00	12/1/50	319

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$107	Freddie Mac, Pool #ZS7735	2.00	1/1/32	$98
326	Freddie Mac, Pool #RC1727	2.00	12/1/35	292
262	Freddie Mac, Pool #RA5257	2.00	5/1/51	215
384	Freddie Mac, Pool #SD8121	2.00	12/1/50	315
388	Freddie Mac, Pool #QB8064	2.00	1/1/51	317
395	Freddie Mac, Pool #QC1075	2.00	4/1/51	323
238	Freddie Mac, Pool #SD8146	2.00	5/1/51	195
420	Freddie Mac, Pool #QC3697	2.00	6/1/51	344
237	Freddie Mac, Pool #QC0423	2.00	4/1/51	194
476	Freddie Mac, Pool #SD8193	2.00	2/1/52	389
426	Freddie Mac, Pool #SD8098	2.00	10/1/50	349
473	Freddie Mac, Pool #SD8188	2.00	1/1/52	387
409	Freddie Mac, Pool #SD8160	2.00	8/1/51	334
482	Freddie Mac, Pool #QB7708	2.00	1/1/51	394
394	Freddie Mac, Pool #RA3205	2.00	8/1/50	325
423	Freddie Mac, Pool #QD1254	2.00	11/1/51	346
14	Freddie Mac, Pool #J25759	2.00	8/1/28	13
374	Freddie Mac, Pool #SB8115	2.00	8/1/36	333
171	Freddie Mac, Pool #RB5111	2.00	5/1/41	145
531	Freddie Mac, Pool #RA3606	2.00	10/1/50	436
601	Freddie Mac, Pool #SB8128	2.00	11/1/36	537
406	Freddie Mac, Pool #RA4214	2.00	12/1/50	334
426	Freddie Mac, Pool #RA3328	2.00	8/1/50	348
287	Freddie Mac, Pool #RB5153	2.00	4/1/42	243
256	Freddie Mac, Pool #RB5114	2.00	6/1/41	218
454	Freddie Mac, Pool #SD0731	2.00	5/1/51	370
35	Freddie Mac, Pool #G18634	2.00	3/1/32	31
233	Freddie Mac, Pool #RA5256	2.00	5/1/51	191
40	Freddie Mac, Pool #J25777	2.00	9/1/28	37
443	Freddie Mac, Pool #SD8177	2.00	10/1/51	362
139	Freddie Mac, Pool #RB5138	2.00	11/1/41	116
431	Freddie Mac, Pool #SD8199	2.00	3/1/52	352
256	Freddie Mac, Pool #RA6025	2.00	10/1/51	209
243	Freddie Mac, Pool #RB5121	2.00	7/1/41	204
416	Freddie Mac, Pool #SB8510	2.00	2/1/36	372
141	Freddie Mac, Pool #QD3162	2.00	12/1/51	116
430	Freddie Mac, Pool #QO0110	2.00	4/1/37	384
439	Freddie Mac, Pool #SD8172	2.00	9/1/51	359
284	Freddie Mac, Pool #SD8150	2.00	6/1/51	233
417	Freddie Mac, Pool #SD8134	2.00	3/1/51	342
371	Freddie Mac, Pool #RA3575	2.00	9/1/50	305
455	Freddie Mac, Pool #QD5748	2.00	2/1/52	371
412	Freddie Mac, Pool #QC2251	2.50	5/1/51	351
62	Freddie Mac, Pool #ZS4687	2.50	11/1/46	54
431	Freddie Mac, Pool #QC9156	2.50	10/1/51	367
307	Freddie Mac, Pool #QB3287	2.50	8/1/50	263
68	Freddie Mac, Pool #G18568	2.50	9/1/30	64
33	Freddie Mac, Pool #C09026	2.50	2/1/43	29

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$27	Freddie Mac, Pool #J25585	2.50	9/1/28	$25
42	Freddie Mac, Pool #J35643	2.50	11/1/31	39
356	Freddie Mac, Pool #SD8141	2.50	4/1/51	303
304	Freddie Mac, Pool #RA2634	2.50	5/1/50	261
24	Freddie Mac, Pool #Q42878	2.50	9/1/46	21
53	Freddie Mac, Pool #ZS8483	2.50	3/1/28	49
67	Freddie Mac, Pool #J37902	2.50	11/1/32	62
305	Freddie Mac, Pool #QB3703	2.50	9/1/50	261
117	Freddie Mac, Pool #J38477	2.50	2/1/33	109
312	Freddie Mac, Pool #SD8151	2.50	6/1/51	266
44	Freddie Mac, Pool #ZS8692	2.50	4/1/33	41
55	Freddie Mac, Pool #ZK8425	2.50	12/1/31	52
394	Freddie Mac, Pool #QC2031	2.50	5/1/51	336
255	Freddie Mac, Pool #RA3528	2.50	9/1/50	218
49	Freddie Mac, Pool #J18954	2.50	4/1/27	46
152	Freddie Mac, Pool #SB8108	2.50	6/1/36	139
56	Freddie Mac, Pool #RB5072	2.50	9/1/40	50
416	Freddie Mac, Pool #SD8183	2.50	12/1/51	353
55	Freddie Mac, Pool #J23440	2.50	4/1/28	51
436	Freddie Mac, Pool #RA6493	2.50	12/1/51	371
61	Freddie Mac, Pool #G18635	2.50	3/1/32	57
11	Freddie Mac, Pool #ZT2094	2.50	6/1/34	10
88	Freddie Mac, Pool #G18680	2.50	3/1/33	82
422	Freddie Mac, Pool #QC7457	2.50	9/1/51	360
138	Freddie Mac, Pool #G18611	2.50	9/1/31	129
427	Freddie Mac, Pool #RA6019	2.50	10/1/51	365
253	Freddie Mac, Pool #RA2595	2.50	5/1/50	217
160	Freddie Mac, Pool #QA5290	2.50	12/1/49	138
417	Freddie Mac, Pool #RA5832	2.50	9/1/51	357
441	Freddie Mac, Pool #RA6340	2.50	11/1/51	377
443	Freddie Mac, Pool #SD8189	2.50	1/1/52	378
24	Freddie Mac, Pool #SB8053	2.50	7/1/35	22
452	Freddie Mac, Pool #QD5204	2.50	1/1/52	385
475	Freddie Mac, Pool #RA6621	2.50	1/1/52	406
10	Freddie Mac, Pool #G08755	2.50	2/1/47	8
83	Freddie Mac, Pool #J26408	2.50	11/1/28	78
9	Freddie Mac, Pool #G08638	2.50	4/1/45	8
81	Freddie Mac, Pool #SB8045	2.50	5/1/35	75
219	Freddie Mac, Pool #SD8067	2.50	6/1/50	187
264	Freddie Mac, Pool #RB5157	2.50	5/1/42	231
475	Freddie Mac, Pool #SD8147	2.50	5/1/51	405
243	Freddie Mac, Pool #QE2352	2.50	5/1/52	206
367	Freddie Mac, Pool #SD8021	2.50	9/1/49	315
472	Freddie Mac, Pool #SD1011	2.50	4/1/52	402
37	Freddie Mac, Pool #SB8062	2.50	9/1/35	34
57	Freddie Mac, Pool #RB5054	2.50	6/1/40	51
23	Freddie Mac, Pool #RA6815	2.50	2/1/52	20
471	Freddie Mac, Pool #SD8194	2.50	2/1/52	400

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$247	Freddie Mac, Pool #QA9142	2.50	5/1/50	$211
321	Freddie Mac, Pool #SD8122	2.50	1/1/51	275
392	Freddie Mac, Pool #RA5286	2.50	5/1/51	334
166	Freddie Mac, Pool #SD8083	2.50	8/1/50	142
147	Freddie Mac, Pool #SD8055	2.50	4/1/50	126
453	Freddie Mac, Pool #SD0780	2.50	12/1/51	387
14	Freddie Mac, Pool #C91904	2.50	11/1/36	12
10	Freddie Mac, Pool #G18472	2.50	7/1/28	9
123	Freddie Mac, Pool #RB5043	2.50	4/1/40	109
473	Freddie Mac, Pool #RA6765	2.50	2/1/52	403
328	Freddie Mac, Pool #SD8114	2.50	12/1/50	281
53	Freddie Mac, Pool #G18533	2.50	12/1/29	50
183	Freddie Mac, Pool #RA2645	2.50	6/1/50	156
123	Freddie Mac, Pool #RB5086	2.50	11/1/40	108
311	Freddie Mac, Pool #SD8167	2.50	9/1/51	264
484	Freddie Mac, Pool #SD8212	2.50	5/1/52	411
348	Freddie Mac, Pool #RA4527	2.50	2/1/51	299
336	Freddie Mac, Pool #RA2897	2.50	6/1/50	288
410	Freddie Mac, Pool #RA5802	2.50	9/1/51	350
64	Freddie Mac, Pool #G18470	2.50	6/1/28	60
4	Freddie Mac, Pool #J30875	2.50	3/1/30	4
26	Freddie Mac, Pool #G18704	2.50	6/1/33	24
240	Freddie Mac, Pool #SD8205	2.50	4/1/52	204
334	Freddie Mac, Pool #RA2643	2.50	6/1/50	287
14	Freddie Mac, Pool #G18665	2.50	11/1/32	13
353	Freddie Mac, Pool #SD0578	2.50	3/1/51	300
325	Freddie Mac, Pool #SD8129	2.50	2/1/51	277
364	Freddie Mac, Pool #SD0412	2.50	8/1/50	313
28	Freddie Mac, Pool #G18485	2.50	10/1/28	26
140	Freddie Mac, Pool #SB0301	2.50	4/1/35	129
291	Freddie Mac, Pool #SD8099	2.50	10/1/50	249
75	Freddie Mac, Series K1514, Class - A2, Callable 10/25/34 @ 100.00	2.86	10/25/34	64
93	Freddie Mac, Pool #G18673	3.00	1/1/33	88
17	Freddie Mac, Pool #ZT2019	3.00	5/1/34	16
44	Freddie Mac, Pool #SD8056	3.00	4/1/50	39
74	Freddie Mac, Pool #J17774	3.00	1/1/27	70
43	Freddie Mac, Pool #ZT0715	3.00	9/1/48	38
29	Freddie Mac, Pool #ZS4703	3.00	2/1/47	26
35	Freddie Mac, Pool #ZS8686	3.00	2/1/33	33
6	Freddie Mac, Pool #J14241	3.00	1/1/26	6
24	Freddie Mac, Pool #G08540	3.00	8/1/43	21
23	Freddie Mac, Pool #Q19754	3.00	7/1/43	21
109	Freddie Mac, Pool #C04619	3.00	3/1/43	99
50	Freddie Mac, Pool #G18531	3.00	11/1/29	47
384	Freddie Mac, Pool #QD9881	3.00	3/1/52	338
47	Freddie Mac, Pool #ZS4688	3.00	11/1/46	42
180	Freddie Mac, Pool #ZS4519	3.00	6/1/43	163
88	Freddie Mac, Pool #QA1033	3.00	7/1/49	79

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$81	Freddie Mac, Pool #ZM2089	3.00	11/1/46	$73
20	Freddie Mac, Pool #SD8030	3.00	11/1/49	18
28	Freddie Mac, Pool #J36428	3.00	2/1/32	27
510	Freddie Mac, Pool #ZS4522	3.00	7/1/43	461
58	Freddie Mac, Pool #G15145	3.00	7/1/29	56
59	Freddie Mac, Pool #ZM2169	3.00	11/1/46	53
146	Freddie Mac, Pool #ZS4697	3.00	1/1/47	131
10	Freddie Mac, Pool #C91943	3.00	7/1/37	9
59	Freddie Mac, Pool #G15217	3.00	11/1/29	56
95	Freddie Mac, Pool #ZS4512	3.00	5/1/43	85
60	Freddie Mac, Pool #ZM2721	3.00	2/1/47	53
15	Freddie Mac, Pool #C91924	3.00	4/1/37	13
57	Freddie Mac, Pool #G18518	3.00	7/1/29	54
373	Freddie Mac, Pool #SD8174	3.00	10/1/51	329
23	Freddie Mac, Pool #C91798	3.00	12/1/34	21
4	Freddie Mac, Pool #J17111	3.00	10/1/26	3
44	Freddie Mac, Pool #Q41795	3.00	7/1/46	39
91	Freddie Mac, Pool #ZA1283	3.00	1/1/43	82
61	Freddie Mac, Pool #RA2594	3.00	5/1/50	54
59	Freddie Mac, Pool #ZS4706	3.00	3/1/47	53
112	Freddie Mac, Pool #SD8024	3.00	11/1/49	100
79	Freddie Mac, Pool #C91581	3.00	11/1/32	75
91	Freddie Mac, Pool #ZS4609	3.00	4/1/45	82
29	Freddie Mac, Pool #C91927	3.00	5/1/37	27
61	Freddie Mac, Pool #ZA2313	3.00	9/1/33	55
14	Freddie Mac, Pool #C91905	3.00	11/1/36	12
43	Freddie Mac, Pool #C91707	3.00	6/1/33	39
14	Freddie Mac, Pool #G18534	3.00	12/1/29	13
60	Freddie Mac, Pool #ZS4779	3.00	6/1/48	54
15	Freddie Mac, Pool #J33135	3.00	11/1/30	14
35	Freddie Mac, Pool #ZS4641	3.00	12/1/45	31
39	Freddie Mac, Pool #G08640	3.00	5/1/45	35
23	Freddie Mac, Pool #J38675	3.00	3/1/33	22
30	Freddie Mac, Pool #C91819	3.00	4/1/35	28
75	Freddie Mac, Pool #ZS4693	3.00	12/1/46	67
71	Freddie Mac, Pool #QA8065	3.00	3/1/50	63
124	Freddie Mac, Pool #QA9049	3.00	4/1/50	110
9	Freddie Mac, Pool #C91826	3.00	5/1/35	9
131	Freddie Mac, Pool #G60989	3.00	12/1/46	116
19	Freddie Mac, Pool #G18715	3.00	11/1/33	18
4	Freddie Mac, Pool #C91809	3.00	2/1/35	4
104	Freddie Mac, Pool #Q43734	3.00	10/1/46	92
76	Freddie Mac, Pool #C04422	3.00	12/1/42	67
47	Freddie Mac, Pool #G18569	3.00	9/1/30	45
133	Freddie Mac, Pool #Q45735	3.00	1/1/47	120
56	Freddie Mac, Pool #ZT1323	3.00	10/1/48	50
16	Freddie Mac, Pool #J38807	3.00	4/1/33	15
54	Freddie Mac, Pool #Q20067	3.00	7/1/43	49

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$120	Freddie Mac, Pool #ZM2285	3.00	12/1/46	$107
14	Freddie Mac, Pool #Q18599	3.00	6/1/43	12
6	Freddie Mac, Pool #Q18882	3.00	5/1/43	5
243	Freddie Mac, Pool #Q21065	3.00	8/1/43	219
127	Freddie Mac, Pool #Q16222	3.00	3/1/43	115
6	Freddie Mac, Pool #Q13086	3.00	11/1/42	5
86	Freddie Mac, Pool #G60187	3.00	8/1/45	77
5	Freddie Mac, Pool #C91949	3.00	9/1/37	5
18	Freddie Mac, Pool #G18575	3.00	11/1/30	17
73	Freddie Mac, Pool #G18514	3.00	6/1/29	69
33	Freddie Mac, Pool #G08648	3.00	6/1/45	29
26	Freddie Mac, Pool #G18582	3.00	1/1/31	25
102	Freddie Mac, Pool #ZS4621	3.00	7/1/45	92
15	Freddie Mac, Pool #J38057	3.00	12/1/32	14
14	Freddie Mac, Pool #J29932	3.00	11/1/29	13
42	Freddie Mac, Pool #G08783	3.00	10/1/47	38
24	Freddie Mac, Pool #G30945	3.00	9/1/36	21
2	Freddie Mac, Pool #Q39527	3.00	3/1/46	1
69	Freddie Mac, Pool #SD8074	3.00	7/1/50	61
46	Freddie Mac, Pool #ZT0195	3.00	9/1/46	41
12	Freddie Mac, Pool #C91969	3.00	1/1/38	11
7	Freddie Mac, Pool #G30999	3.00	2/1/37	7
107	Freddie Mac, Pool #ZS4658	3.00	4/1/46	96
125	Freddie Mac, Pool #SB8046	3.00	5/1/35	117
5	Freddie Mac, Pool #C91939	3.00	6/1/37	5
44	Freddie Mac, Pool #SD8011	3.50	9/1/49	41
82	Freddie Mac, Pool #QA8794	3.50	4/1/50	75
35	Freddie Mac, Pool #G08733	3.50	11/1/46	33
53	Freddie Mac, Pool #Q53176	3.50	12/1/47	49
21	Freddie Mac, Pool #G08605	3.50	9/1/44	20
28	Freddie Mac, Pool #ZS4659	3.50	4/1/46	26
64	Freddie Mac, Pool #ZS4713	3.50	4/1/47	59
56	Freddie Mac, Pool #G08761	3.50	5/1/47	52
35	Freddie Mac, Pool #G18707	3.50	9/1/33	33
90	Freddie Mac, Pool #Q20860	3.50	8/1/43	84
73	Freddie Mac, Pool #ZS4651	3.50	3/1/46	68
58	Freddie Mac, Pool #J15105	3.50	4/1/26	57
107	Freddie Mac, Pool #ZS4599	3.50	1/1/45	100
11	Freddie Mac, Pool #C92003	3.50	7/1/38	10
23	Freddie Mac, Pool #G08846	3.50	11/1/48	22
14	Freddie Mac, Pool #C91742	3.50	1/1/34	13
11	Freddie Mac, Pool #Q55002	3.50	3/1/48	10
22	Freddie Mac, Pool #G08599	3.50	8/1/44	20
310	Freddie Mac, Pool #SD8038	3.50	1/1/50	286
582	Freddie Mac, Pool #SD8214	3.50	5/1/52	531
476	Freddie Mac, Pool #SD0968	3.50	4/1/52	437
44	Freddie Mac, Pool #SB0031	3.50	10/1/27	43
95	Freddie Mac, Pool #G08562	3.50	1/1/44	88

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$65	Freddie Mac, Pool #Q08903	3.50	6/1/42	$61
31	Freddie Mac, Pool #ZS4663	3.50	5/1/46	29
15	Freddie Mac, Pool #J13582	3.50	11/1/25	15
289	Freddie Mac, Pool #ZS4487	3.50	6/1/42	270
65	Freddie Mac, Pool #ZS4622	3.50	7/1/45	61
71	Freddie Mac, Pool #Q49490	3.50	7/1/47	65
27	Freddie Mac, Pool #ZS4759	3.50	3/1/48	25
24	Freddie Mac, Pool #C03920	3.50	5/1/42	23
59	Freddie Mac, Pool #ZS4630	3.50	9/1/45	55
31	Freddie Mac, Pool #ZT1951	3.50	5/1/49	28
9	Freddie Mac, Pool #C91940	3.50	6/1/37	9
8	Freddie Mac, Pool #G08620	3.50	12/1/44	8
67	Freddie Mac, Pool #Q09896	3.50	8/1/42	63
34	Freddie Mac, Pool #Q58422	3.50	9/1/48	31
29	Freddie Mac, Pool #Q37449	3.50	11/1/45	27
37	Freddie Mac, Pool #ZS4771	3.50	6/1/48	35
65	Freddie Mac, Pool #G61148	3.50	9/1/47	60
97	Freddie Mac, Pool #G08627	3.50	2/1/45	90
132	Freddie Mac, Pool #ZS4536	3.50	10/1/43	122
6	Freddie Mac, Pool #J26144	3.50	10/1/23	6
66	Freddie Mac, Pool #G08632	3.50	3/1/45	62
18	Freddie Mac, Pool #C91950	3.50	9/1/37	16
9	Freddie Mac, Pool #ZS4747	3.50	12/1/47	9
6	Freddie Mac, Pool #C91925	3.50	4/1/37	5
85	Freddie Mac, Pool #G08766	3.50	6/1/47	79
82	Freddie Mac, Pool #G08804	3.50	3/1/48	76
36	Freddie Mac, Pool #G08687	3.50	1/1/46	33
24	Freddie Mac, Pool #G08813	3.50	5/1/48	23
160	Freddie Mac, Pool #RA2469	3.50	4/1/50	148
31	Freddie Mac, Pool #G08698	3.50	3/1/46	29
17	Freddie Mac, Pool #SB8007	3.50	9/1/34	17
17	Freddie Mac, Pool #A96409	3.50	1/1/41	16
40	Freddie Mac, Pool #ZA5128	3.50	12/1/47	37
38	Freddie Mac, Pool #Q36040	3.50	9/1/45	35
17	Freddie Mac, Pool #RA1508	3.50	10/1/49	16
53	Freddie Mac, Pool #C91403	3.50	3/1/32	51
3	Freddie Mac, Pool #E02735	3.50	10/1/25	2
38	Freddie Mac, Pool #Q06749	3.50	3/1/42	36
108	Freddie Mac, Pool #G08636	3.50	4/1/45	101
74	Freddie Mac, Pool #G08641	3.50	5/1/45	69
37	Freddie Mac, Pool #Q57871	3.50	8/1/48	34
15	Freddie Mac, Pool #ZT0711	3.50	10/1/48	14
40	Freddie Mac, Pool #Q12052	3.50	10/1/42	38
29	Freddie Mac, Pool #G30776	3.50	7/1/35	27
21	Freddie Mac, Pool #J27494	3.50	2/1/29	20
37	Freddie Mac, Pool #Q04087	3.50	10/1/41	34
52	Freddie Mac, Pool #Q51461	3.50	10/1/47	48
5	Freddie Mac, Pool #C91760	3.50	5/1/34	5

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$14	Freddie Mac, Pool #Q31134	3.50	2/1/45	$13
75	Freddie Mac, Pool #ZS4642	3.50	12/1/45	70
58	Freddie Mac, Pool #C91456	3.50	6/1/32	56
52	Freddie Mac, Pool #Q08998	3.50	6/1/42	49
48	Freddie Mac, Pool #ZS4704	3.50	2/1/47	44
396	Freddie Mac, Pool #QE5462	4.00	7/1/52	373
24	Freddie Mac, Pool #G08601	4.00	8/1/44	23
38	Freddie Mac, Pool #Q27594	4.00	8/1/44	36
34	Freddie Mac, Pool #ZT2106	4.00	3/1/49	33
51	Freddie Mac, Pool #G08588	4.00	5/1/44	50
65	Freddie Mac, Pool #ZS4631	4.00	9/1/45	62
10	Freddie Mac, Pool #C91994	4.00	5/1/38	10
29	Freddie Mac, Pool #C91765	4.00	6/1/34	28
40	Freddie Mac, Pool #C09070	4.00	12/1/44	39
48	Freddie Mac, Pool #G08616	4.00	11/1/44	46
51	Freddie Mac, Pool #G08785	4.00	10/1/47	49
71	Freddie Mac, Pool #ZL7781	4.00	2/1/44	69
82	Freddie Mac, Pool #ZS4627	4.00	8/1/45	79
131	Freddie Mac, Pool #SD8070	4.00	6/1/50	124
7	Freddie Mac, Pool #G08633	4.00	3/1/45	6
87	Freddie Mac, Pool #G06506	4.00	12/1/40	84
36	Freddie Mac, Pool #Q58680	4.00	9/1/48	34
8	Freddie Mac, Pool #C92019	4.00	10/1/38	8
28	Freddie Mac, Pool #ZT1320	4.00	11/1/48	27
24	Freddie Mac, Pool #Q34081	4.00	6/1/45	23
3	Freddie Mac, Pool #Q27456	4.00	7/1/44	3
12	Freddie Mac, Pool #G14453	4.00	6/1/26	11
16	Freddie Mac, Pool #ZN5030	4.00	4/1/49	15
43	Freddie Mac, Pool #SD8039	4.00	1/1/50	42
38	Freddie Mac, Pool #ZT1952	4.00	5/1/49	37
21	Freddie Mac, Pool #G08836	4.00	9/1/48	20
22	Freddie Mac, Pool #G08483	4.00	3/1/42	22
50	Freddie Mac, Pool #G08459	4.00	9/1/41	49
194	Freddie Mac, Pool #QE6074	4.00	7/1/52	183
62	Freddie Mac, Pool #ZS4731	4.00	8/1/47	59
3	Freddie Mac, Pool #G08642	4.00	5/1/45	3
25	Freddie Mac, Pool #ZA6946	4.00	5/1/49	24
48	Freddie Mac, Pool #ZS4573	4.00	7/1/44	46
6	Freddie Mac, Pool #C91923	4.00	3/1/37	6
22	Freddie Mac, Pool #ZT1840	4.00	9/1/48	21
44	Freddie Mac, Pool #G08567	4.00	1/1/44	43
34	Freddie Mac, Pool #G08767	4.00	6/1/47	32
10	Freddie Mac, Pool #ZT1800	4.00	3/1/34	10
46	Freddie Mac, Pool #G08618	4.00	12/1/44	45
15	Freddie Mac, Pool #ZS4652	4.00	2/1/46	14
108	Freddie Mac, Pool #SD0290	4.00	4/1/50	103
29	Freddie Mac, Pool #G08637	4.00	4/1/45	27
13	Freddie Mac, Pool #G08672	4.00	10/1/45	12

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$3	Freddie Mac, Pool #J12435	4.00	6/1/25	$3
20	Freddie Mac, Pool #G08831	4.00	8/1/48	19
250	Freddie Mac, Pool #A96286	4.00	1/1/41	243
30	Freddie Mac, Pool #C91738	4.00	11/1/33	30
16	Freddie Mac, Pool #G08596	4.50	7/1/44	15
17	Freddie Mac, Pool #Q25432	4.50	3/1/44	17
97	Freddie Mac, Pool #RA7928	4.50	9/1/52	94
526	Freddie Mac, Pool #A97692	4.50	3/1/41	523
24	Freddie Mac, Pool #ZT1321	4.50	11/1/48	23
27	Freddie Mac, Pool #Q59805	4.50	11/1/48	26
8	Freddie Mac, Pool #C09059	4.50	3/1/44	7
25	Freddie Mac, Pool #G08754	4.50	3/1/47	25
21	Freddie Mac, Pool #G60512	4.50	12/1/45	21
25	Freddie Mac, Pool #ZS4774	4.50	5/1/48	25
25	Freddie Mac, Pool #ZS4781	4.50	7/1/48	24
17	Freddie Mac, Pool #Q22671	4.50	11/1/43	16
4	Freddie Mac, Pool #A90437	4.50	1/1/40	4
38	Freddie Mac, Pool #G08759	4.50	4/1/47	37
1	Freddie Mac, Pool #J07849	4.50	5/1/23	1
12	Freddie Mac, Pool #G08781	4.50	9/1/47	12
464	Freddie Mac, Pool #SD8245	4.50	9/1/52	448
28	Freddie Mac, Pool #Q57957	4.50	8/1/48	27
3	Freddie Mac, Pool #E02862	4.50	3/1/26	3
98	Freddie Mac, Pool #SD8002	4.50	7/1/49	95
41	Freddie Mac, Pool #A97495	4.50	3/1/41	41
50	Freddie Mac, Pool #ZT1711	4.50	2/1/49	49
1	Freddie Mac, Pool #G13255	5.00	7/1/23	1
15	Freddie Mac, Pool #G05205	5.00	1/1/39	15
226	Freddie Mac, Pool #C01598	5.00	8/1/33	226
97	Freddie Mac, Pool #G04913	5.00	3/1/38	98
7	Freddie Mac, Pool #G08838	5.00	9/1/48	7
58	Freddie Mac, Pool #ZT1779	5.00	3/1/49	58
69	Freddie Mac, Pool #Q00763	5.00	5/1/41	71
6	Freddie Mac, Pool #G07068	5.00	7/1/41	6
5	Freddie Mac, Pool #SD0093	5.00	10/1/49	5
140	Freddie Mac, Pool #G01665	5.50	3/1/34	141
33	Freddie Mac, Pool #G06031	5.50	3/1/40	33
1	Freddie Mac, Pool #G06091	5.50	5/1/40	1
27	Freddie Mac, Pool #G03551	6.00	11/1/37	29
14	Freddie Mac, Pool #G05709	6.00	6/1/38	15
124	Freddie Mac, Pool #G02794	6.00	5/1/37	132
2	Freddie Mac, Pool #A62706	6.00	6/1/37	2
324	Government National Mortgage Association, Pool #MA6930	2.00	10/20/50	272
543	Government National Mortgage Association, Pool #MA7311	2.00	4/20/51	455
439	Government National Mortgage Association, Pool #MA7986	2.00	4/20/52	368
432	Government National Mortgage Association, Pool #MA7935	2.00	3/20/52	362
334	Government National Mortgage Association, Pool #MA6818	2.00	8/20/50	281
467	Government National Mortgage Association, Pool #MA7766	2.00	12/20/51	391

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$488	Government National Mortgage Association, Pool #MA7471	2.00	7/20/51	$411
395	Government National Mortgage Association, Pool #MA8041	2.00	5/20/52	332
424	Government National Mortgage Association, Pool #MA7826	2.00	1/20/52	356
604	Government National Mortgage Association, Pool #MA7704	2.00	11/20/51	509
199	Government National Mortgage Association, Pool #MA7880	2.00	2/20/52	167
424	Government National Mortgage Association, Pool #MA7588	2.00	9/20/51	355
438	Government National Mortgage Association, Pool #MA6994	2.00	11/20/50	369
356	Government National Mortgage Association, Pool #MA7254	2.00	3/20/51	299
192	Government National Mortgage Association, Pool #MA6864	2.00	9/20/50	161
383	Government National Mortgage Association, Pool #MA7051	2.00	12/20/50	322
268	Government National Mortgage Association, Pool #MA7533	2.00	8/20/51	224
376	Government National Mortgage Association, Pool #MA7417	2.00	6/20/51	316
344	Government National Mortgage Association, Pool #MA7135	2.00	1/20/51	289
351	Government National Mortgage Association, Pool #MA7366	2.00	5/20/51	294
583	Government National Mortgage Association, Pool #MA7534	2.50	8/20/51	508
12	Government National Mortgage Association, Pool #MA4424	2.50	5/20/32	11
385	Government National Mortgage Association, Pool #MA7472	2.50	7/20/51	335
434	Government National Mortgage Association, Pool #MA7589	2.50	9/20/51	377
468	Government National Mortgage Association, Pool #MA7827	2.50	1/20/52	407
332	Government National Mortgage Association, Pool #MA7193	2.50	2/20/51	289
14	Government National Mortgage Association, Pool #776954	2.50	11/15/42	12
36	Government National Mortgage Association, Pool #MA1283	2.50	9/20/43	30
413	Government National Mortgage Association, Pool #MA8147	2.50	7/20/52	358
19	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	17
188	Government National Mortgage Association, Pool #MA6655	2.50	5/20/50	165
11	Government National Mortgage Association, Pool #711729	2.50	3/15/43	9
406	Government National Mortgage Association, Pool #MA7649	2.50	10/20/51	352
444	Government National Mortgage Association, Pool #MA6709	2.50	6/20/50	388
12	Government National Mortgage Association, Pool #MA1133	2.50	7/20/28	12
432	Government National Mortgage Association, Pool #MA7987	2.50	4/20/52	375
453	Government National Mortgage Association, Pool #MA7052	2.50	12/20/50	396
196	Government National Mortgage Association, Pool #MA7705	2.50	11/20/51	170
95	Government National Mortgage Association, Pool #MA6598	2.50	4/20/50	83
314	Government National Mortgage Association, Pool #MA8042	2.50	5/20/52	272
266	Government National Mortgage Association, Pool #MA6931	2.50	10/20/50	232
20	Government National Mortgage Association, Pool #MA0601	2.50	12/20/27	18
353	Government National Mortgage Association, Pool #MA7312	2.50	4/20/51	308
210	Government National Mortgage Association, Pool #MA6819	2.50	8/20/50	184
20	Government National Mortgage Association, Pool #MA4067	2.50	11/20/46	17
409	Government National Mortgage Association, Pool #MA6865	2.50	9/20/50	358
431	Government National Mortgage Association, Pool #MA7881	2.50	2/20/52	374
199	Government National Mortgage Association, Pool #MA4125	2.50	12/20/46	173
6	Government National Mortgage Association, Pool #MA2890	2.50	6/20/45	6
6	Government National Mortgage Association, Pool #MA4355	2.50	4/20/32	6
18	Government National Mortgage Association, Pool #MA4717	2.50	9/20/47	16
429	Government National Mortgage Association, Pool #MA7936	2.50	3/20/52	373
375	Government National Mortgage Association, Pool #MA7418	2.50	6/20/51	327
596	Government National Mortgage Association, Pool #MA7767	2.50	12/20/51	519

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$285	Government National Mortgage Association, Pool #MA6995	2.50	11/20/50	$249
395	Government National Mortgage Association, Pool #MA7367	2.50	5/20/51	344
342	Government National Mortgage Association, Pool #MA7255	2.50	3/20/51	299
12	Government National Mortgage Association, Pool #MA0908	2.50	4/20/28	11
12	Government National Mortgage Association, Pool #MA4194	2.50	1/20/47	11
195	Government National Mortgage Association, Pool #MA4260	2.50	2/20/47	170
149	Government National Mortgage Association, Pool #MA6540	2.50	3/20/50	130
448	Government National Mortgage Association, Pool #MA7136	2.50	1/20/51	390
77	Government National Mortgage Association, Pool #MA6283	3.00	11/20/49	69
8	Government National Mortgage Association, Pool #AN5756	3.00	7/15/45	7
54	Government National Mortgage Association, Pool #MA3873	3.00	8/20/46	49
8	Government National Mortgage Association, Pool #MA1890	3.00	5/20/29	7
20	Government National Mortgage Association, Pool #MA2600	3.00	2/20/45	18
121	Government National Mortgage Association, Pool #MA3936	3.00	9/20/46	110
134	Government National Mortgage Association, Pool #MA3735	3.00	6/20/46	122
224	Government National Mortgage Association, Pool #MA6656	3.00	5/20/50	202
254	Government National Mortgage Association, Pool #MA6599	3.00	4/20/50	228
60	Government National Mortgage Association, Pool #MA3596	3.00	4/20/46	55
73	Government National Mortgage Association, Pool #MA6710	3.00	6/20/50	66
74	Government National Mortgage Association, Pool #MA6089	3.00	8/20/49	67
366	Government National Mortgage Association, Pool #MA6218	3.00	10/20/49	327
394	Government National Mortgage Association, Pool #MA7768	3.00	12/20/51	352
60	Government National Mortgage Association, Pool #MA3309	3.00	12/20/45	55
74	Government National Mortgage Association, Pool #MA3033	3.00	8/20/45	68
9	Government National Mortgage Association, Pool #AA2934	3.00	7/15/42	8
77	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	71
151	Government National Mortgage Association, Pool #MA4261	3.00	2/20/47	137
64	Government National Mortgage Association, Pool #MA4320	3.00	3/20/47	58
5	Government National Mortgage Association, Pool #MA4935	3.00	1/20/33	5
148	Government National Mortgage Association, Pool #MA5018	3.00	2/20/48	134
15	Government National Mortgage Association, Pool #AK7285	3.00	3/15/45	14
86	Government National Mortgage Association, Pool #MA0153	3.00	6/20/42	78
140	Government National Mortgage Association, Pool #MA6474	3.00	2/20/50	125
51	Government National Mortgage Association, Pool #MA2825	3.00	5/20/45	46
114	Government National Mortgage Association, Pool #MA6338	3.00	12/20/49	102
4	Government National Mortgage Association, Pool #5276	3.00	1/20/27	4
105	Government National Mortgage Association, Pool #MA4651	3.00	8/20/47	95
79	Government National Mortgage Association, Pool #MA4961	3.00	1/20/48	72
88	Government National Mortgage Association, Pool #MA2520	3.00	1/20/45	80
20	Government National Mortgage Association, Pool #MA6820	3.00	8/20/50	18
17	Government National Mortgage Association, Pool #MA6766	3.00	7/20/50	15
382	Government National Mortgage Association, Pool #MA7706	3.00	11/20/51	342
384	Government National Mortgage Association, Pool #MA7828	3.00	1/20/52	343
49	Government National Mortgage Association, Pool #AA2654	3.00	6/15/43	45
89	Government National Mortgage Association, Pool #MA1374	3.00	10/20/43	81
24	Government National Mortgage Association, Pool #MA1265	3.00	9/20/28	22
48	Government National Mortgage Association, Pool #MA3172	3.00	10/20/45	44
54	Government National Mortgage Association, Pool #MA2444	3.00	12/20/44	49
42	Government National Mortgage Association, Pool #779084	3.00	4/15/42	38

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$56	Government National Mortgage Association, Pool #MA3104	3.00	9/20/45	$51
74	Government National Mortgage Association, Pool #MA3802	3.00	7/20/46	68
40	Government National Mortgage Association, Pool #MA2753	3.00	4/20/45	36
32	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	29
83	Government National Mortgage Association, Pool #MA4450	3.00	5/20/47	76
24	Government National Mortgage Association, Pool #MA3243	3.00	11/20/45	22
66	Government National Mortgage Association, Pool #MA3662	3.00	5/20/46	60
20	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	19
112	Government National Mortgage Association, Pool #MA2147	3.00	8/20/44	102
98	Government National Mortgage Association, Pool #MA4509	3.00	6/20/47	89
20	Government National Mortgage Association, Pool #MA4559	3.00	7/20/32	19
4	Government National Mortgage Association, Pool #AL5058	3.00	3/15/45	4
79	Government National Mortgage Association, Pool #MA4777	3.00	10/20/47	72
108	Government National Mortgage Association, Pool #MA4836	3.00	11/20/47	98
104	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	96
22	Government National Mortgage Association, Pool #MA3520	3.00	3/20/46	20
167	Government National Mortgage Association, Pool #MA5076	3.00	3/20/48	152
133	Government National Mortgage Association, Pool #MA6409	3.00	1/20/50	119
51	Government National Mortgage Association, Pool #MA2960	3.00	7/20/45	47
486	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	445
439	Government National Mortgage Association, Pool #MA8098	3.00	6/20/52	391
179	Government National Mortgage Association, Pool #MA4126	3.00	12/20/46	163
31	Government National Mortgage Association, Pool #MA4068	3.00	11/20/46	28
159	Government National Mortgage Association, Pool #MA4195	3.00	1/20/47	145
11	Government National Mortgage Association, Pool #MA2797	3.00	5/20/30	11
66	Government National Mortgage Association, Pool #MA4381	3.00	4/20/47	60
178	Government National Mortgage Association, Pool #MA4003	3.00	10/20/46	162
161	Government National Mortgage Association, Pool #MA4899	3.00	12/20/47	146
138	Government National Mortgage Association, Pool #MA0391	3.00	9/20/42	126
134	Government National Mortgage Association, Pool #AD8433	3.00	7/15/43	121
14	Government National Mortgage Association, Pool #AG0440	3.00	8/15/43	13
42	Government National Mortgage Association, Pool #MA3454	3.50	2/20/46	39
57	Government National Mortgage Association, Pool #778157	3.50	3/15/42	53
193	Government National Mortgage Association, Pool #MA2148	3.50	8/20/44	181
136	Government National Mortgage Association, Pool #MA2073	3.50	7/20/44	129
27	Government National Mortgage Association, Pool #BD5909	3.50	10/15/47	25
48	Government National Mortgage Association, Pool #MA5263	3.50	6/20/48	45
84	Government National Mortgage Association, Pool #MA2303	3.50	10/20/44	79
75	Government National Mortgage Association, Pool #MA3597	3.50	4/20/46	70
51	Government National Mortgage Association, Pool #MA4510	3.50	6/20/47	47
78	Government National Mortgage Association, Pool #MA2892	3.50	6/20/45	73
66	Government National Mortgage Association, Pool #783976	3.50	4/20/43	62
71	Government National Mortgage Association, Pool #MA4652	3.50	8/20/47	67
64	Government National Mortgage Association, Pool #MA4719	3.50	9/20/47	60
44	Government National Mortgage Association, Pool #MA1838	3.50	4/20/44	41
13	Government National Mortgage Association, Pool #MA5762	3.50	2/20/49	12
86	Government National Mortgage Association, Pool #AM4971	3.50	4/20/45	78
53	Government National Mortgage Association, Pool #MA4586	3.50	7/20/47	49
49	Government National Mortgage Association, Pool #MA4778	3.50	10/20/47	46

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$70	Government National Mortgage Association, Pool #MA4262	3.50	2/20/47	$65
14	Government National Mortgage Association, Pool #MA6711	3.50	6/20/50	13
5	Government National Mortgage Association, Pool #MA1266	3.50	9/20/28	5
73	Government National Mortgage Association, Pool #MA0022	3.50	4/20/42	69
65	Government National Mortgage Association, Pool #MA5136	3.50	4/20/48	61
71	Government National Mortgage Association, Pool #MA4900	3.50	12/20/47	66
41	Government National Mortgage Association, Pool #MA2371	3.50	11/20/44	38
11	Government National Mortgage Association, Pool #MA6475	3.50	2/20/50	11
10	Government National Mortgage Association, Pool #MA6410	3.50	1/20/50	9
79	Government National Mortgage Association, Pool #MA4382	3.50	4/20/47	74
94	Government National Mortgage Association, Pool #MA4127	3.50	12/20/46	88
54	Government National Mortgage Association, Pool #MA3736	3.50	6/20/46	51
61	Government National Mortgage Association, Pool #MA3663	3.50	5/20/46	57
58	Government National Mortgage Association, Pool #MA3874	3.50	8/20/46	54
94	Government National Mortgage Association, Pool #MA4837	3.50	11/20/47	88
103	Government National Mortgage Association, Pool #MA3521	3.50	3/20/46	96
76	Government National Mortgage Association, Pool #MA3376	3.50	1/20/46	71
492	Government National Mortgage Association, Pool #MA8149	3.50	7/20/52	452
59	Government National Mortgage Association, Pool #MA3310	3.50	12/20/45	55
12	Government National Mortgage Association, Pool #MA6219	3.50	10/20/49	11
44	Government National Mortgage Association, Pool #740798	3.50	1/15/42	40
16	Government National Mortgage Association, Pool #738602	3.50	8/15/26	15
41	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	39
18	Government National Mortgage Association, Pool #AD2416	3.50	5/15/43	17
33	Government National Mortgage Association, Pool #MA4451	3.50	5/20/47	31
132	Government National Mortgage Association, Pool #MA1090	3.50	6/20/43	123
238	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	224
134	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	126
14	Government National Mortgage Association, Pool #796271	3.50	7/15/42	14
116	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	111
111	Government National Mortgage Association, Pool #MA3173	3.50	10/20/45	104
16	Government National Mortgage Association, Pool #MA6339	3.50	12/20/49	15
48	Government National Mortgage Association, Pool #MA2754	3.50	4/20/45	45
74	Government National Mortgage Association, Pool #MA4321	3.50	3/20/47	69
62	Government National Mortgage Association, Pool #MA3803	3.50	7/20/46	58
86	Government National Mortgage Association, Pool #MA3244	3.50	11/20/45	80
17	Government National Mortgage Association, Pool #MA3937	3.50	9/20/46	16
123	Government National Mortgage Association, Pool #MA5019	3.50	2/20/48	114
70	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	66
9	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	9
2	Government National Mortgage Association, Pool #AL8566	3.50	3/15/45	2
248	Government National Mortgage Association, Pool# MA8266	3.50	9/20/52	228
78	Government National Mortgage Association, Pool #MA4004	3.50	10/20/46	73
134	Government National Mortgage Association, Pool #MA1157	3.50	7/20/43	126
72	Government National Mortgage Association, Pool #MA2678	3.50	3/20/45	67
47	Government National Mortgage Association, Pool #MA2445	3.50	12/20/44	44
116	Government National Mortgage Association, Pool #MA0852	3.50	3/20/43	111
59	Government National Mortgage Association, Pool #MA5077	3.50	3/20/48	55
38	Government National Mortgage Association, Pool #MA1919	3.50	5/20/44	36

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$97	Government National Mortgage Association, Pool #MA3034	3.50	8/20/45	$91
57	Government National Mortgage Association, Pool #MA2961	3.50	7/20/45	53
71	Government National Mortgage Association, Pool #MA4069	3.50	11/20/46	66
10	Government National Mortgage Association, Pool #MA5875	3.50	4/20/49	10
93	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	87
110	Government National Mortgage Association, Pool #MA4196	3.50	1/20/47	103
87	Government National Mortgage Association, Pool #MA4452	4.00	5/20/47	84
98	Government National Mortgage Association, Pool #MA4587	4.00	7/20/47	95
42	Government National Mortgage Association, Pool #MA1678	4.00	2/20/44	40
83	Government National Mortgage Association, Pool #MA5466	4.00	9/20/48	80
9	Government National Mortgage Association, Pool #MA6040	4.00	7/20/49	9
10	Government National Mortgage Association, Pool #779401	4.00	6/15/42	10
45	Government National Mortgage Association, Pool #MA5710	4.00	1/20/49	43
55	Government National Mortgage Association, Pool #MA4511	4.00	6/20/47	53
248	Government National Mortgage Association, Pool# MA8267	4.00	9/20/52	235
59	Government National Mortgage Association, Pool #MA5595	4.00	11/20/48	57
20	Government National Mortgage Association, Pool #753254	4.00	9/15/43	19
60	Government National Mortgage Association, Pool #MA4653	4.00	8/20/47	58
52	Government National Mortgage Association, Pool #MA4383	4.00	4/20/47	50
169	Government National Mortgage Association, Pool #5139	4.00	8/20/41	165
13	Government National Mortgage Association, Pool #MA5330	4.00	7/20/48	13
50	Government National Mortgage Association, Pool #MA3598	4.00	4/20/46	48
12	Government National Mortgage Association, Pool #AV6086	4.00	7/15/47	12
24	Government National Mortgage Association, Pool #MA3245	4.00	11/20/45	24
50	Government National Mortgage Association, Pool #MA2522	4.00	1/20/45	48
46	Government National Mortgage Association, Pool #MA5078	4.00	3/20/48	45
46	Government National Mortgage Association, Pool #MA5876	4.00	4/20/49	44
33	Government National Mortgage Association, Pool #MA2602	4.00	2/20/45	32
29	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	28
9	Government National Mortgage Association, Pool #MA3174	4.00	10/20/45	8
81	Government National Mortgage Association, Pool #MA1839	4.00	4/20/44	79
27	Government National Mortgage Association, Pool #MA2149	4.00	8/20/44	26
53	Government National Mortgage Association, Pool #MA1376	4.00	10/20/43	52
47	Government National Mortgage Association, Pool #713876	4.00	8/15/39	46
15	Government National Mortgage Association, Pool #MA5986	4.00	6/20/49	14
79	Government National Mortgage Association, Pool #MA2074	4.00	7/20/44	77
46	Government National Mortgage Association, Pool #MA3377	4.00	1/20/46	45
54	Government National Mortgage Association, Pool #MA1449	4.00	11/20/43	53
70	Government National Mortgage Association, Pool #MA2224	4.00	9/20/44	68
60	Government National Mortgage Association, Pool #MA2304	4.00	10/20/44	58
12	Government National Mortgage Association, Pool #4922	4.00	1/20/41	12
16	Government National Mortgage Association, Pool #MA4322	4.00	3/20/47	16
22	Government National Mortgage Association, Pool #MA0155	4.00	6/20/42	21
18	Government National Mortgage Association, Pool #738710	4.00	9/15/41	18
47	Government National Mortgage Association, Pool #AB1483	4.00	8/15/42	46
13	Government National Mortgage Association, Pool #766495	4.00	10/15/41	12
18	Government National Mortgage Association, Pool #MA5931	4.00	5/20/49	17
36	Government National Mortgage Association, Pool #AM8203	4.00	5/15/45	34
15	Government National Mortgage Association, Pool #MA6155	4.00	9/20/49	14

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$46	Government National Mortgage Association, Pool #MA4197	4.00	1/20/47	$45
16	Government National Mortgage Association, Pool #MA3455	4.00	2/20/46	16
30	Government National Mortgage Association, Pool #MA3737	4.00	6/20/46	29
66	Government National Mortgage Association, Pool #MA1761	4.00	3/20/44	64
14	Government National Mortgage Association, Pool #MA3106	4.00	9/20/45	14
38	Government National Mortgage Association, Pool #MA4263	4.00	2/20/47	37
15	Government National Mortgage Association, Pool #MA6091	4.00	8/20/49	14
30	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	29
50	Government National Mortgage Association, Pool #MA0319	4.00	8/20/42	49
23	Government National Mortgage Association, Pool #740068	4.00	9/15/40	22
20	Government National Mortgage Association, Pool #AD5627	4.00	4/15/43	19
13	Government National Mortgage Association, Pool #738793	4.50	9/15/41	13
395	Government National Mortgage Association, Pool #MA8151	4.50	7/20/52	384
36	Government National Mortgage Association, Pool #MA0701	4.50	1/20/43	37
236	Government National Mortgage Association, Pool #4801	4.50	9/20/40	237
20	Government National Mortgage Association, Pool #MA1092	4.50	6/20/43	20
6	Government National Mortgage Association, Pool #MA5529	4.50	10/20/48	6
4	Government National Mortgage Association, Pool #MA5877	4.50	4/20/49	4
99	Government National Mortgage Association, Pool #717148	4.50	5/15/39	98
7	Government National Mortgage Association, Pool #MA5987	4.50	6/20/49	7
11	Government National Mortgage Association, Pool #MA5596	4.50	11/20/48	11
176	Government National Mortgage Association, Pool #721760	4.50	8/15/40	176
12	Government National Mortgage Association, Pool #729511	4.50	4/15/40	12
13	Government National Mortgage Association, Pool #MA4721	4.50	9/20/47	13
19	Government National Mortgage Association, Pool #MA3805	4.50	7/20/46	18
62	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	62
25	Government National Mortgage Association, Pool #MA5467	4.50	9/20/48	24
11	Government National Mortgage Association, Pool #MA5399	4.50	8/20/48	11
31	Government National Mortgage Association, Pool #MA4512	4.50	6/20/47	31
44	Government National Mortgage Association, Pool #MA4384	4.50	4/20/47	43
55	Government National Mortgage Association, Pool #MA2756	4.50	4/20/45	56
41	Government National Mortgage Association, Pool #MA5652	4.50	12/20/48	41
10	Government National Mortgage Association, Pool #MA4129	4.50	12/20/46	10
62	Government National Mortgage Association, Pool #5260	4.50	12/20/41	64
13	Government National Mortgage Association, Pool #MA5711	4.50	1/20/49	13
3	Government National Mortgage Association, Pool #MA5764	4.50	2/20/49	3
7	Government National Mortgage Association, Pool #BB7097	4.50	8/15/47	7
15	Government National Mortgage Association, Pool #MA4780	4.50	10/20/47	15
36	Government National Mortgage Association, Pool #MA5818	4.50	3/20/49	35
10	Government National Mortgage Association, Pool #MA5080	5.00	3/20/48	10
173	Government National Mortgage Association, Pool #4559	5.00	10/20/39	179
10	Government National Mortgage Association, Pool #782468	5.00	11/15/38	10
6	Government National Mortgage Association, Pool #MA0465	5.00	10/20/42	6
83	Government National Mortgage Association, Pool #782523	5.00	11/15/35	85
39	Government National Mortgage Association, Pool #604285	5.00	5/15/33	40
22	Government National Mortgage Association, Pool #MA4007	5.00	10/20/46	22
4	Government National Mortgage Association, Pool #MA5712	5.00	1/20/49	4
16	Government National Mortgage Association, Pool #675179	5.00	3/15/38	16

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$10	Government National Mortgage Association, Pool #MA5819	5.00	3/20/49	$10
24	Government National Mortgage Association, Pool #712690	5.00	4/15/39	25
47	Government National Mortgage Association, Pool #694531	5.00	11/15/38	48
4	Government National Mortgage Association, Pool #MA5653	5.00	12/20/48	4
38	Government National Mortgage Association, Pool #MA2076	5.00	7/20/44	40
10	Government National Mortgage Association, Pool #MA5765	5.00	2/20/49	10
11	Government National Mortgage Association, Pool #MA5933	5.00	5/20/49	11
4	Government National Mortgage Association, Pool #MA5988	5.00	6/20/49	4
10	Government National Mortgage Association, Pool #MA5530	5.00	10/20/48	10
11	Government National Mortgage Association, Pool #MA5400	5.00	8/20/48	11
18	Government National Mortgage Association, Pool #MA5597	5.00	11/20/48	18
54	Government National Mortgage Association, Pool #783284	5.50	6/20/40	56
8	Government National Mortgage Association, Pool #MA0466	5.50	10/20/42	8
6	Government National Mortgage Association, Pool #658181	5.50	11/15/36	6
32	Government National Mortgage Association, Pool #510835	5.50	2/15/35	34
29	Government National Mortgage Association, Pool #781959	6.00	7/15/35	30
32	Government National Mortgage Association, Pool #4245	6.00	9/20/38	33
28	Government National Mortgage Association, Pool #4222	6.00	8/20/38	29
8	Government National Mortgage Association, Pool #699237	6.50	9/15/38	8
2,275	Government National Mortgage Association, 30 YR TBA	2.00	1/20/53	1,909
75	Government National Mortgage Association, 30 YR TBA	2.50	7/20/53	65
250	Government National Mortgage Association, 30 YR TBA	3.00	1/20/51	223
50	Government National Mortgage Association, 30 YR TBA	3.50	2/20/51	46
450	Government National Mortgage Association, 30 YR TBA	3.50	1/20/53	414
50	Government National Mortgage Association, 30 YR TBA	4.00	2/20/53	47
1,225	Government National Mortgage Association, 30 YR TBA	4.00	1/20/53	1,162
150	Government National Mortgage Association, 30 YR TBA	4.50	2/20/53	146
975	Government National Mortgage Association, 30 YR TBA	4.50	1/20/53	948
175	Government National Mortgage Association, 30 YR TBA	5.00	2/20/53	173
625	Government National Mortgage Association, 30 YR TBA	5.00	1/20/51	620
125	Government National Mortgage Association, 30 YR TBA	5.50	1/20/53	126
225	Government National Mortgage Association, 30 YR TBA	5.50	2/20/53	226
	Total U.S. Government Agency Mortgages			176,103

	Corporate Bond — 0.10%
225	PG&E Wildfire Recovery Funding LLC (Electric Utilities)	5.10	6/1/52	212
	Total Corporate Bond			212

Shares
	Investment Company — 19.39%
41,960,739	State Street Institutional Treasury Plus Money Market Fund, Trust Class	4.09(b)		41,961
	Total Investment Company			41,961

	Total Investments Before TBA Sale Commitments (cost $256,201) — 107.34%			232,242

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	TBA Sale Commitments (c) — (0.32)%
$(100)	Fannie Mae, 15 YR TBA	2.50	2/25/38	$(92)
(425)	Fannie Mae, 30 YR TBA	2.00	1/25/52	(347)
(300)	Fannie Mae, 30 YR TBA	2.50	1/25/53	(255)
	Total TBA Sale Commitments			(694)
	Liabilities in excess of other assets — (7.02)%			(15,192)
	Net Assets — 100.00%			$216,356

Amounts designated as “—” are $0 or have been rounded to $0.

(a)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect on December 31, 2022.

(b)	Annualized 7-day yield as of period-end.

(c)

Represents a “to be announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in the Notes to Financial Statements.)

TBA—To Be Announced purchase or sale commitment. Security is subject to delayed delivery

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2022.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	Mellon Investments Corporation	HC Capital Solutions	Total
Asset Backed Securities	0.98%	—	0.98%
Collateralized Mortgage Obligations	5.48%	—	5.48%
U.S. Government Agency Mortgages	81.39%	—	81.39%
Corporate Bond	0.10%	—	0.10%
Investment Company	7.26%	12.13%	19.39%
TBA Sale Commitments	-0.32%	—	-0.32%
Other Assets (Liabilities)	-6.97%	-0.05%	-7.02%
Total Net Assets	87.92%	12.08%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds — 100.90%
	Alabama — 5.07%
$1,130	Auburn University Revenue, Series A, Callable 6/1/25 @ 100.00	5.00	6/1/28	$1,193
2,025	County of Baldwin Alabama, GO, Callable 11/1/24 @ 100.00	5.00	5/1/25	2,110
710	University of Alabama Revenue, Series A, Callable 2/6/23 @ 100.00	5.00	7/1/23	711
				4,014
	Arizona — 8.29%
245	County of Pima AZ Sewer System Revenue	5.00	7/1/23	248
560	County of Pima AZ Sewer System Revenue	5.00	7/1/23	567
1,645	Maricopa County High School District No. 214 Tolleson Union High School, GO	5.00	7/1/24	1,694
2,475	Maricopa County Industrial Development Authority Revenue, Series D	5.00(a)	1/1/46	2,627
1,350	Maricopa County Unified School District No. 41 Gilbert, GO, Series C	5.00	7/1/25	1,424
				6,560
	Arkansas — 2.95%
2,295	Rogers School District No. 30, GO, Callable 8/1/24 @ 100.00 (State Aid Withholding)	4.00	2/1/26	2,337

	District of Columbia — 2.60%
2,000	District of Columbia, GO, Series D	5.00	6/1/24	2,058

	Florida — 2.11%
1,645	State of Florida Department of Management Services Refunding Certificates of Participation, Series A	5.00	11/1/23	1,673

	Hawaii — 2.57%
1,970	City & County Honolulu Hawaii Wastewater System Revenue	4.00	7/1/25	2,032

	Illinois — 2.50%
1,900	Metropolitan Water Reclamation District of Greater Chicago, GO, Series C, Class - C	5.00	12/1/24	1,978

	Indiana — 5.95%
2,660	Indiana Finance Authority Revenue (Pre-Refunded/Escrowed to Maturity) (PRE-REFUNDED/ESCROWED TO MATURITY)(Pre-Refunded/Escrowed to Maturity)	5.00	3/1/39	2,783
1,930	Indiana Municipal Power Agency Revenue, Series A	5.00	1/1/23	1,930
				4,713
	Iowa — 6.54%
1,440	Ankeny Community School District, GO	5.00	6/1/23	1,453
1,000	City of Ankeny, GO	5.00	6/1/25	1,054
2,105	City of Dubuque, GO	2.00	6/1/24	2,075
550	Linn-Mar Community School District, GO, Callable 5/1/26 @ 100.00 (BAM)	5.00	5/1/27	591
				5,173
	Kansas — 4.99%
1,015	Kansas Development Finance Authority Revenue	5.00	5/1/23	1,021
2,790	Kansas Development Finance Authority Revenue, Series D	5.00	4/1/25	2,925
				3,946
	Kentucky — 0.89%
685	University of Kentucky Revenue, Series A, Callable 4/1/24 @ 100.00 (State Intercept)	5.00	4/1/25	704

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Massachusetts — 2.09%
$1,545	Massachusetts School Building Authority Revenue, Series A (Pre-Refunded/Escrowed to Maturity) (PRE-REFUNDED/ESCROWED TO MATURITY)(Pre-Refunded/Escrowed to Maturity)	5.00	2/15/49	$1,656

	Michigan — 4.58%
1,420	Michigan State Housing Development Authority Revenue, Series A1, Callable 2/6/23 @ 100.00	0.65	10/1/24	1,361
2,105	Wayne State University Revenue	5.00	11/15/26	2,267
				3,628
	Missouri — 3.46%
2,600	Lindbergh School District, GO	4.00	3/1/27	2,742

	Nebraska — 2.77%
2,060	Nebraska Public Power District Revenue, Series A	5.00	1/1/26	2,195

	New Jersey — 5.76%
1,250	New Jersey Health Care Facilities Financing Authority Revenue, Callable 7/1/26 @ 100.00	5.00	7/1/30	1,335
3,000	State of New Jersey, GO, Series A	5.00	6/1/26	3,223
				4,558
	New York — 4.51%
1,525	City of New York, GO, Series B-1	5.00	8/1/28	1,698
1,000	New York City Transitional Finance Authority Future Tax Secured Revenue	5.00	11/1/23	1,019
405	New York State Dormitory Authority Revenue, Series A	5.00	2/15/24	415
440	New York State Dormitory Authority Revenue (Pre-Refunded/Escrowed to Maturity) (PRE-REFUNDED/ESCROWED TO MATURITY)	5.00	2/15/23	441
				3,573
	North Carolina — 0.48%
375	State of North Carolina Revenue	5.00	3/1/23	376

	North Dakota — 1.75%
1,365	City of Bismarck, GO	4.00	5/1/24	1,384

	Oregon — 1.72%
1,320	City of Salem Oregon, GO	5.00	6/1/24	1,360

	South Dakota — 2.79%
1,905	South Dakota Conservancy District, Revenue, Class - B	5.00	8/1/30	2,210

	Texas — 10.40%
1,550	City of Garland Texas Electric Utility System Revenue	5.00	3/1/24	1,584
1,565	City of Irving Texas, GO	5.00	9/15/24	1,624
1,015	Conroe Independent School District, GO (PSF-GTD)	5.00	2/15/25	1,063
660	Dallas Area Rapid Transit Revenue, Series A	5.00	12/1/24	689
1,000	Plano Independent School, GO (PSF-GTD)	5.00	2/15/23	1,003
1,150	Round Rock Independent School District, GO (PSF-GTD)	5.00	8/1/25	1,219
1,000	Spring Branch Independent School District, GO (PSF-GTD)	5.00	2/1/25	1,046
				8,228

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Utah — 3.18%
$2,340	Alpine School District, GO (SCH BD GTY)	4.00	3/15/29	$2,515

	Virginia — 1.31%
900	City of Fredericksburg VA, GO, Series A, Class - A (ST AID WITHHLDG)	5.00	10/1/29	1,036

	Washington — 4.10%
1,260	County of King Washington, GO, Series B	5.00	7/1/25	1,330
1,085	King County Washington School District No. 405, GO, Series B (SCH BD GTY)	5.00	12/1/24	1,131
750	State of Washington, GO	4.00	7/1/26	787
				3,248
	West Virginia — 2.65%
2,130	Jefferson County Board of Education, GO	2.00	6/1/24	2,101

	Wisconsin — 4.89%
2,700	State of Wisconsin, GO, Callable 5/1/25 @ 100.00	5.00	5/1/29	2,844
1,000	Stevens Point Area Public School District Wisconsin, GO	5.00	4/1/24	1,026
				3,870
	Total Municipal Bonds			79,868

Shares
	Investment Company — 2.28%
1,808,397	State Street Institutional Treasury Plus Money Market Fund, Trust Class	4.09(b)		1,808
	Total Investment Company			1,808

	Total Investments (cost $83,020) — 103.18%			81,676
	Liabilities in excess of other assets — (3.18)%			(2,519)
	Net Assets — 100.00%			$79,157

(a)	Interest rate is determined by the Remarketing Agent. The rate disclosed is the rate in effect on December 31, 2022.

(b)	Annualized 7-day yield as of period-end.

BAM—Build America Mutual

GO—General Obligation

PSF-GTD—Public School Fund Guaranteed

SCH BD GTY—School Board Guaranty

As of December 31, 2022, 100% of the Portfolio’s net assets were managed by Breckinridge Capital Advisors, Inc.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds — 99.58%
	Alabama — 2.07%
$1,675	Auburn University Revenue, Series A	5.00	6/1/26	$1,800
2,895	Black Belt Energy Gas District Revenue, Callable 9/1/31 @ 100.53	4.00(a)	6/1/51	2,830
1,000	Lower Alabama Gas District Revenue, Callable 9/1/25 @ 100.58 (Goldman Sachs)	4.00(a)	12/1/50	987
1,000	Troy University Revenue, Series A (BAM)	5.00	11/1/26	1,081
				6,698
	Arizona — 2.50%
1,555	City of Phoenix Civic Improvement Corp. Revenue, Callable 7/1/29 @ 100.00	5.00	7/1/30	1,684
1,685	City of Phoenix Civic Improvement Corp. Revenue, Callable 7/1/30 @ 100.00	5.00	7/1/32	1,940
1,000	Maricopa County High School District No. 210-Phoenix, GO	5.00	7/1/25	1,057
1,215	Northern Arizona University Revenue, Series B (BAM)	5.00	6/1/26	1,304
1,000	Salt Verde Arizona Financial Corp. Senior Gas Revenue (Citigroup, Inc.)	5.25	12/1/24	1,035
1,015	State of Arizona Certificate of Participation, GO, Series A	5.00	10/1/25	1,079
				8,099
	California — 2.91%
1,250	California State, GO	5.00	8/1/24	1,293
2,460	Golden State Tobacco Securitization Corp. California Tobacco Settlement Revenue, Series A-1	5.00	6/1/26	2,641
2,000	State of California, GO, Callable 9/1/32 @ 100.00	5.00	9/1/33	2,387
1,000	State of California, GO, Callable 10/1/28 @ 100.00	5.00	4/1/35	1,103
1,750	State of California, GO, Callable 4/1/29 @ 100.00	5.00	4/1/30	1,993
				9,417
	Colorado — 4.25%
1,225	Board of Governors of Colorado State University System Revenue, Series E-2 (State Intercept)	5.00	3/1/25	1,281
3,550	Colorado Health Facilities Authority Revenue, Series A	5.00	1/1/25	3,699
1,750	Denver City & County Colorado Airport System Revenue, Series A	5.00	11/15/23	1,782
3,600	Denver City & County Colorado Airport System Revenue, Series A	5.00	12/1/25	3,800
2,970	Denver City & County School District No. 1, GO, Series A (State Aid Withholding)	5.50	12/1/25	3,212
				13,774
	Connecticut — 1.83%
1,085	Connecticut State Health & Educational Facilities Authority Revenue, Series B	5.00	12/1/26	1,163
1,500	State of Connecticut Special Tax Revenue, Series D, Callable 11/1/31 @ 100.00	5.00	11/1/34	1,720
3,000	State of Connecticut, GO, Series A, Callable 10/15/23 @ 100.00	5.00	10/15/25	3,055
				5,938
	District of Columbia — 1.44%
1,500	District of Columbia University Revenue	5.00	4/1/25	1,570
1,000	District of Columbia, GO, Callable 12/1/26 @ 100.00	5.00	6/1/33	1,082
2,075	Metropolitan Washington Airports Authority Aviation Revenue, Callable 10/1/30 @ 100.00	4.00	10/1/36	2,020
				4,672
	Florida — 3.39%
2,000	Alachua County Health Facilities Authority Revenue	5.00(a)	12/1/37	2,127
1,500	Central Florida Expressway Authority Revenue (AGM)	5.00	7/1/30	1,724
955	County of Polk Florida Utility System Revenue	5.00	10/1/27	1,050
1,000	Florida Municipal Power Agency Revenue	5.00	10/1/25	1,060
1,500	Lee County Florida Solid Waste System Revenue (AMT)	5.00	10/1/25	1,572
3,250	Orange County Florida Tourist Development Tax Revenue, Series B	5.00	10/1/25	3,443
				10,976

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Georgia — 2.71%
$1,000	Atlanta Georgia Development Authority Revenue, Series A-1	5.00	7/1/23	$1,010
250	Fulton County Georgia Development Authority Revenue, Series A	5.00	7/1/23	253
1,600	Fulton County Georgia Development Authority Revenue, Series A	5.00	7/1/24	1,629
5,000	Main Street Natural Gas, Inc. Revenue, Callable 6/1/26 @ 100.50	4.00(a)	3/1/50	4,929
1,000	Savannah Economic Development Authority Revenue	1.90	8/1/24	973
				8,794
	Illinois — 8.73%
73	Chicago Illinois Certificates of Participation, Tax Increment Allocation, Diversey/Narragansett Project Revenue, Series NT Continuously Callable @ 100.00	7.46	2/15/26	69
455	Chicago O Hare International Airport Revenue	5.00	1/1/32	490
400	Chicago O Hare International Airport Revenue, Callable 1/1/32 @ 100.00	5.00	1/1/33	428
1,000	Chicago Park District, GO, Series B, Callable 1/1/24 @ 100.00	5.00	1/1/26	1,025
1,000	City of Chicago Illinois Waterworks Revenue, Callable 2/6/23 @ 100.00	5.00	11/1/24	1,001
1,000	City of Chicago Illinois Waterworks Revenue, Callable 11/1/24 @ 100.00	5.00	11/1/25	1,029
1,000	City of Chicago Illinois Waterworks Revenue	5.00	11/1/24	1,029
1,375	Illinois State Finance Authority Revenue, Series B-2, Callable 5/15/26 @ 100.00	5.00(a)	5/15/50	1,447
4,600	Illinois State Sales Tax Revenue, Series A (BAM)	5.00	6/15/25	4,833
1,635	Illinois State Toll Highway Authority Revenue	5.00	1/1/25	1,707
3,035	Metropolitan Water Reclamation District of Greater Chicago, GO, Series A, Callable 12/1/26 @ 100.00	5.00	12/1/27	3,288
1,725	Metropolitan Water Reclamation District of Greater Chicago, GO, Series B	5.00	12/1/24	1,794
1,420	Metropolitan Water Reclamation District of Greater Chicago, GO, Series D	5.00	12/1/30	1,630
2,000	Regional Transportation Authority Revenue (AGC)	6.00	6/1/25	2,103
3,000	Sales Tax Securitization Corp. Revenue, Series A	5.00	1/1/29	3,251
2,995	University of Illinois Certificate of Participation Revenue, Series B, Callable 10/1/26 @ 100.00	5.00	10/1/27	3,166
				28,290
	Indiana — 3.10%
2,500	City of Whiting Indiana Revenue (BP Plc)	5.00(a)	12/1/44	2,571
2,250	Indiana Finance Authority Revenue, Series B, Callable 1/1/25 @ 100.00	2.25(a)	12/1/58	2,196
1,500	Indiana Finance Authority Revenue, Series A	3.13	12/1/24	1,501
1,350	Indiana Finance Authority Revenue, Series A, Callable 10/1/32 @ 100.00	5.00	10/1/34	1,572
1,150	Indiana Finance Authority Revenue, Series A	5.00	11/1/23	1,170
1,000	Indiana Finance Authority Revenue, Series A	5.00	11/1/24	1,034
				10,044
	Iowa — 0.15%
450	Iowa Tobacco Settlement Authority Revenue, Series A2, Callable 6/1/31 @ 100.00	5.00	6/1/32	482

	Kentucky — 2.36%
3,160	Kentucky Public Energy Authority Revenue, Series A	4.00	4/1/23	3,172
1,000	Kentucky Public Energy Authority Revenue, Series A, Callable 1/2/24 @ 100.40	4.00	4/1/24	1,013
3,500	Kentucky Public Energy Authority Revenue, Series B	4.00(a)	1/1/49	3,479
				7,664
	Louisiana — 1.53%
1,415	Jefferson Sales Tax District Revenue, Series A (AGM)	5.00	12/1/25	1,510
2,500	Louisiana Offshore Terminal Authority Revenue	1.65(a)	9/1/33	2,461

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Louisiana (continued)
$1,000	Parish of St. John the Baptist Louisiana Revenue	2.10(a)	6/1/37	$973
				4,944
	Maine — 0.33%
1,025	Finance Authority of Maine Revenue (AGC)	5.00	12/1/26	1,082

	Maryland — 2.89%
2,905	County of Montgomery Maryland, GO, Series A, Callable 8/1/30 @ 100.00	4.00	8/1/31	3,153
2,090	Maryland State Transportation Authority Revenue (AMT)	5.00	6/1/28	2,283
1,000	State of Maryland Department of Transportation Revenue, Callable 10/1/27 @ 100.00	4.00	10/1/32	1,047
2,500	State of Maryland Department of Transportation Revenue, Callable 10/1/30 @ 100.00	5.00	10/1/32	2,887
				9,370
	Massachusetts — 2.92%
3,000	Commonwealth of Massachusetts, GO, Series A (AMBAC)	5.50	8/1/30	3,588
1,400	Massachusetts Educational Financing Authority Revenue, Series B	5.00	7/1/29	1,518
1,500	Massachusetts Port Authority Revenue	5.00	7/1/32	1,703
1,000	Massachusetts State Educational Financing Authority Revenue (AMT)	5.00	1/1/25	1,032
1,615	Massachusetts State Educational Financing Authority Revenue, Series A (AMT)	5.00	7/1/23	1,625
				9,466
	Michigan — 5.67%
1,810	Great Lakes Michigan Water Authority Sewage Disposal System Revenue, Series B	5.00	7/1/24	1,864
1,100	Michigan Finance Authority Revenue	5.00	10/1/29	1,257
1,280	Michigan Finance Authority Revenue, Series B	5.00	10/1/30	1,484
6,000	Michigan Finance Authority Revenue, Callable 5/16/26 @ 100.00	5.00(a)	11/15/44	6,373
1,000	Michigan Finance Authority Revenue, Callable 6/1/25 @ 100.00	5.50	12/1/29	1,055
1,450	Michigan State Building Authority Revenue	5.00	4/15/25	1,520
1,605	Michigan Strategic Fund Revenue	5.00	6/30/25	1,636
2,960	Utica Community Schools, GO (Q-SBLF)	5.00	5/1/26	3,181
				18,370
	Minnesota — 2.22%
1,000	Minneapolis-St. Paul Metropolitan Airports Commission Revenue, Series C	5.00	1/1/26	1,065
1,985	Minnesota Housing Finance Agency Revenue	5.00	8/1/28	2,208
1,240	Minnesota Housing Finance Agency Revenue	5.00	8/1/29	1,402
2,195	Minnesota Housing Finance Agency Revenue	5.00	8/1/30	2,510
				7,185
	Missouri — 1.98%
2,400	Health & Educational Facilities Authority of the State of Missouri Revenue	5.00	6/1/25	2,485
1,000	Missouri State Health & Educational Facilities Authority Revenue	5.00	11/15/23	1,018
2,505	The Curators of The University of Missouri Revenue	5.00	11/1/30	2,916
				6,419
	Nebraska — 1.15%
1,000	City of Omaha Nebraska Sewer Revenue, Series A, Callable 4/1/30 @ 100.00	4.00	4/1/31	1,069
1,000	City of Omaha Nebraska Sewer Revenue, Series A, Callable 4/1/30 @ 100.00	4.00	4/1/32	1,064
1,350	Omaha Public Power District Revenue, Callable 2/1/32 @ 100.00	5.00	2/1/34	1,582
				3,715

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Nevada — 0.65%
$1,000	Clark County Nevada School District, GO, Series A	5.00	6/15/26	$1,068
1,000	State of Nevada Highway Improvement Revenue	5.00	12/1/24	1,040
				2,108
	New Jersey — 1.49%
430	New Jersey Economic Development Authority Revenue, Callable 11/1/29 @ 100.00	5.00	11/1/30	470
1,725	New Jersey Higher Education Student Assistance Authority Revenue	5.00	12/1/29	1,887
1,210	New Jersey State Economic Development Authority, School Facilities Construction Revenue	5.00	6/15/28	1,308
1,100	State of New Jersey, GO, Series A	4.00	6/1/31	1,167
10	Tobacco Settlement Financing Corp. New Jersey Revenue, Series B	3.20	6/1/27	10
				4,842
	New Mexico — 0.84%
2,590	New Mexico Educational Assistance Foundation Revenue, Series 1A	5.00	9/1/25	2,717

	New York — 6.13%
2,890	City of New York, GO, Series A-1, Callable 10/1/30 @ 100.00	5.00	4/1/32	3,294
1,700	Metropolitan Transportation Authority Revenue, Callable 11/15/26 @ 100.00	5.00	11/15/29	1,762
1,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Series B-1, Callable 8/1/24 @ 100.00	5.00	8/1/29	1,029
2,410	New York City Water & Sewer System Revenue, Callable 12/15/25 @ 100.00	5.00	6/15/27	2,567
2,000	New York City Water & Sewer System Revenue, Callable 12/15/30 @ 100.00	5.00	6/15/31	2,297
1,500	New York State Dormitory Authority Revenue, Series D	5.00	2/15/25	1,567
4,710	New York State Thruway Authority Revenue, Callable 9/15/32 @ 100.00	5.00	3/15/35	5,462
1,795	New York Transportation Development Corp. Revenue	5.00	12/1/27	1,887
				19,865
	North Carolina — 1.32%
1,000	City of Charlotte North Carolina Airport Revenue, Series C	5.00	7/1/24	1,026
1,000	County of Wake North Carolina Revenue	5.00	9/1/28	1,130
1,000	North Carolina State Turnpike Authority Revenue (AGC)	5.00	1/1/24	1,018
1,000	The Charlotte-Mecklenburg Hospital Authority Revenue	5.00(a)	1/15/50	1,105
				4,279
	Ohio — 2.97%
1,500	American Municipal Power, Inc. Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/27	1,533
3,000	Buckeye Tobacco Settlement Financing Authority Revenue, Series A-2, Callable 6/1/30 @ 100.00	5.00	6/1/32	3,253
800	County of Montgomery Revenue, Callable 8/1/31 @ 100.00	5.00	8/1/33	898
360	Mahoning County Ohio Hospital Facilities, Western Reserve Care System Revenue Continuously Callable @ 100.00 (MBIA)	5.50	10/15/25	364
1,850	University of Cincinnati Revenue	5.00	6/1/27	2,014
775	University of Cincinnati Revenue	5.00	6/1/26	830
700	University of Cincinnati Revenue	5.00	6/1/25	735
				9,627
	Oklahoma — 0.88%
530	Oklahoma Municipal Power Authority Revenue, Series A, Callable 1/1/31 @ 100.00 (AGM)	4.00	1/1/32	569
2,000	Oklahoma Turnpike Authority Revenue	5.00	1/1/30	2,274
				2,843

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Oregon — 1.31%
$1,305	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis, GO, Series A (SCH BD GTY)	5.00(a)	6/15/25	$1,378
2,500	Multnomah County School District No. 1 Portland, GO (SCH BD GTY)	5.00	6/15/29	2,861
				4,239
	Pennsylvania — 5.12%
1,000	City of Philadelphia Pennsylvania Water & Wastewater Revenue, Series B	5.00	11/1/27	1,103
1,250	Commonwealth Financing Authority, Tobacco Master Settlement Revenue	5.00	6/1/23	1,260
850	Easton Area School District, GO, Series A (State Aid Withholding)	4.00	4/1/25	875
1,860	Luzerne County Industrial Development Authority Revenue, Callable 12/3/29 @ 100.00	2.45(a)	12/1/39	1,682
2,500	Pennsylvania Economic Development Financing Authority Revenue (AMT)	2.15(a)	7/1/41	2,471
3,625	Pennsylvania Economic Development Financing Authority Revenue, Callable 12/31/32 @ 100.00	5.00	12/31/33	3,829
1,000	Pennsylvania Higher Education Assistance Agency Revenue	5.00	6/1/29	1,088
625	Pennsylvania Turnpike Commission Revenue	5.00	12/1/28	686
3,225	School District of Philadelphia, GO	5.00	9/1/28	3,598
				16,592
	Rhode Island — 0.85%
625	Rhode Island State Student Loan Authority Revenue	5.00	12/1/29	696
1,875	Rhode Island Student Loan Authority Revenue, Series A	5.00	12/1/29	2,058
				2,754
	South Carolina — 2.14%
3,680	County of Charleston South Carolina, GO, Series A (State Aid Withholding)	5.00	11/1/26	4,010
1,000	Piedmont Municipal Power Agency Revenue, Series B	5.00	1/1/29	1,114
680	South Carolina Public Service Authority Revenue	5.00	12/1/27	729
1,000	South Carolina Public Service Authority Revenue, Series A	5.00	12/1/31	1,093
				6,946
	Tennessee — 0.84%
1,500	Tennessee Energy Acquisition Corp. Revenue, Callable 8/1/25 @ 100.22	4.00(a)	11/1/49	1,484
1,250	Tennessee State Energy Acquisition Corp. Revenue, Series E, Callable 2/1/23 @ 100.43	4.00(a)	5/1/48	1,252
				2,736
	Texas — 14.13%
2,000	Aldine Texas Independent School District, GO (PSF-GTD)	5.00	2/15/25	2,092
1,230	Arlington Higher Education Finance Corp. Revenue (PSF-GTD)	5.00	8/15/28	1,364
1,025	Arlington Higher Education Finance Corp. Revenue (PSF-GTD)	5.00	8/15/27	1,121
2,450	City of Dallas Texas, GO, Callable 2/15/25 @ 100.00	5.00	2/15/27	2,570
2,500	City of Houston Texas Airport System Revenue, Series C (AMT)	5.00	7/1/25	2,580
1,300	City of San Antonio Texas Electric & Gas Systems Revenue	4.00	2/1/33	1,358
1,205	Clifton Higher Education Finance Corp. Revenue (PSF-GTD)	5.00	8/15/24	1,247
950	Clifton Higher Education Finance Corp. Revenue, Series T, Callable 8/15/32 @ 100.00 (PSF-GTD)	4.00	8/15/34	1,001
2,200	Clifton Higher Education Finance Corp. Revenue (PSF-GTD)	5.00	8/15/25	2,331
4,730	Dallas Area Rapid Transit Revenue, Callable 12/1/29 @ 100.00	5.00	12/1/33	5,368
2,500	Dallas Independent School District, GO, Series A, Callable 2/15/25 @ 100.00 (PSF-GTD)	5.00	2/15/27	2,614
2,300	Dallas Love Field Revenue (AMT)	5.00	11/1/25	2,422
2,100	Harris County Cultural Education Facilities Finance Corp. Baylor College of Medicine Revenue	5.00	11/15/27	2,266
1,650	Harris County Cultural Education Facilities Finance Corp. Revenue	5.00	11/15/25	1,752

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Texas (continued)
$1,220	Love Field Texas Airport Modernization Corp. General Airport Revenue, Callable 2/6/23 @ 100.00	5.00	11/1/28	$1,213
2,180	Lower Colorado River Authority Revenue, Callable 5/15/30 @ 100.00	5.00	5/15/32	2,451
1,000	Lower Colorado River Texas Authority Revenue	5.00	5/15/26	1,070
1,000	North Texas Tollway Authority Revenue, Series A	5.00	1/1/24	1,020
1,750	San Antonio Texas Airport System Revenue	5.00	7/1/25	1,830
1,000	San Antonio Texas Airport System Revenue	5.00	7/1/26	1,064
2,000	Tarrant County Cultural Education Facilities Financing Revenue, Callable 1/1/32 @ 100.00	5.00(a)	7/1/53	2,223
2,230	University of Houston Revenue, Series C, Callable 2/15/26 @ 100.00	5.00	2/15/28	2,368
1,300	West Harris County Regional Water Authority Revenue	5.00	12/15/27	1,421
1,000	West Travis County Public Utility Agency Revenue (BAM)	5.00	8/15/26	1,073
				45,819
	Utah — 0.37%
1,090	Utah Transit Authority Revenue	5.00	12/15/26	1,184

	Virginia — 1.77%
1,500	City of Richmond Virginia Public Utility Revenue, Callable 1/15/26 @ 100.00	5.00	1/15/29	1,615
1,000	Fairfax County Virginia Industrial Development Authority Revenue, Series A	5.00	5/15/24	1,027
850	Hampton Roads Transportation Accountability Commission Revenue, Callable 7/1/30 @ 100.00	5.00	7/1/31	989
1,000	Roanoke Economic Development Authority Revenue	5.00	7/1/25	1,060
1,000	Virginia Public Building Authority Revenue, Series B (AMT)	5.00	8/1/24	1,032
				5,723
	Washington — 2.80%
1,555	Port of Seattle Washington Revenue, Callable 8/1/32 @ 100.00	5.00	8/1/33	1,703
1,500	Port of Seattle Washington Revenue (AMT)	5.00	4/1/26	1,581
1,300	State of Washington, GO, Series C, Callable 2/1/31 @ 100.00	5.00	2/1/33	1,500
1,250	Washington Health Care Facilities Authority Revenue	5.00	10/1/25	1,317
1,600	Washington Health Care Facilities Authority Revenue, Series B1, Callable 2/1/24 @ 100.00	5.00(a)	8/1/49	1,627
1,310	Washington Health Care Facilities Authority Revenue	5.00	8/15/23	1,329
				9,057
	Wisconsin — 1.84%
3,455	Public Finance Authority Revenue	3.70(a)	10/1/46	3,496
1,225	University of Wisconsin Hospitals & Clinics Revenue	5.00	4/1/26	1,312
1,100	Wisconsin Health & Educational Facilities Authority Revenue	4.00	11/15/26	1,140
				5,948
	Total Municipal Bonds			322,678

	Total Investments (cost $334,475) — 99.58%			322,678
	Other assets in excess of liabilities — 0.42%			1,365
	Net Assets — 100.00%			$324,043

(a)	Interest rate is determined by the Remarketing Agent. The rate disclosed is the rate in effect on December 31, 2022.

AGC—Assured Guaranty Corp.

AGM—Assured Guaranty Municipal Corporation

AMBAC—American Municipal Bond Assurance Corporation

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — December 31, 2022 (Unaudited)

AMT—Alternative Minimum Tax

BAM—Build America Mutual

GO—General Obligation

MBIA—Municipal Bond Insurance Association

PSF-GTD—Public School Fund Guaranteed

Q-SBLF—Qualified School Bond Loan Fund

SCH BD GTY—School Board Guaranty

As of December 31, 2022, 100% of the Portfolio’s net assets were managed by Insight North America LLC.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds — 47.68%
	Alabama — 2.28%
$1,415	Birmingham Alabama Special Care Facilities Financing Authority Health Care Facility Revenue, Callable 6/1/25 @ 100.00	5.00	6/1/29	$1,489
260	Pell City Alabama, GO, Series A (Pre-Refunded/Escrowed to Maturity)	5.00	2/1/26	272
				1,761
	Connecticut — 1.81%
870	State of Connecticut Special Tax Revenue, Callable 5/1/30 @ 100.00	4.00	5/1/36	883
465	State of Connecticut, GO, Callable 9/15/28 @ 100.00	5.00	9/15/32	517
				1,400
	Florida — 3.62%
1,250	Florida State Board of Education Lottery Revenue, Series A	5.00	7/1/26	1,352
1,300	State of Florida Department of Transportation Revenue, Callable 7/1/28 @ 100.00	5.00	7/1/31	1,451
				2,803
	Georgia — 3.64%
1,415	State of Georgia, GO, Series A	5.00	7/1/28	1,592
1,150	Walton Industrial Building Authority Revenue	4.00	2/1/31	1,225
				2,817
	Illinois — 3.59%
1,095	Highland Park Park District Revenue	5.00	12/15/30	1,253
1,400	Illinois Finance Authority Revenue	5.00	1/1/27	1,521
				2,774
	Kentucky — 1.79%
1,220	Louisville and Jefferson County Metropolitan Sewer District Revenue, Series A	5.00	5/15/29	1,385

	Nevada — 2.51%
800	Nevada State System of Higher Education Certificates of Participation Revenue, Series A, Callable 7/1/24 @ 100.00	5.00	7/1/26	827
980	State of Nevada, GO, Series A	5.00	5/1/29	1,115
				1,942
	New Mexico — 1.47%
1,025	Albuquerque Municipal School District No. 12, GO, Callable 8/1/28 @ 100.00 (State Aid Withholding)	5.00	8/1/29	1,137

	New York — 1.63%
570	City of New York, GO, Series 1	5.00	4/1/31	657
600	Metropolitan Transportation Authority Revenue, Series A-1	5.00	2/1/23	600
				1,257
	North Carolina — 2.54%
1,500	North Carolina State Revenue, Series B	5.00	5/1/27	1,646
300	University of North Carolina at Greensboro Revenue	5.00	4/1/25	315
				1,961
	Ohio — 3.11%
700	American Municipal Power, Inc. Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/27	715
1,000	Butler County Ohio Hospital Facilities Revenue, Series X	5.00	5/15/29	1,137
500	Ohio State Hospital Facility Revenue, Callable 1/1/28 @ 100.00	5.00	1/1/30	554
				2,406

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (continued) — December 31, 2022 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Pennsylvania — 1.88%
$1,395	Pennsylvania Housing Finance Agency Revenue, Series 137	5.00	4/1/25	$1,451

	South Dakota — 2.38%
1,675	South Dakota Board of Regents Revenue, Callable 10/1/27 @ 100.00	5.00	4/1/29	1,840

	Tennessee — 1.78%
1,215	County of Hamblen, GO	5.00	5/1/29	1,378

	Texas — 6.84%
1,550	City of Missouri City Texas, GO, Callable 6/15/26 @ 100.00	5.00	6/15/30	1,693
300	City of Pearland Texas, GO, Callable 3/1/27 @ 100.00	5.00	3/1/29	328
1,500	Harris County Texas Cultural Education Facilities Finance Corp. Medicine Facilities Revenue, Callable 10/1/25 @ 100.00	5.00	10/1/27	1,586
1,545	Harris County Texas Revenue, Series A, Callable 8/15/26 @ 100.00	5.00	8/15/30	1,680
				5,287
	Washington — 5.35%
1,050	King County School District No. 405 Bellevue, GO, Callable 12/1/27 @ 100.00 (SCH BD GTY)	5.00	12/1/29	1,170
1,250	King County School District No. 410 Snoqualmie Valley, GO, Callable 6/1/27 @ 100.00 (SCH BD GTY)	5.00	12/1/27	1,377
575	King County Washington, GO, Callable 1/1/29 @ 100.00	5.00	1/1/30	650
790	State of Washington, GO, Series C	5.00	2/1/32	942
				4,139
	West Virginia — 1.46%
1,000	State of West Virginia, GO, Series A, Callable 6/1/29 @ 100.00	5.00	6/1/33	1,129

	Total Municipal Bonds			36,867

Shares
	Investment Companies — 51.56%
90,705	BlackRock California Municipal Income Trust	982
23,611,204	BlackRock Liquidity Funds Municash	23,611
130,222	BlackRock Municipal Income Fund, Inc.	1,475
54,274	BlackRock MuniYield Fund, Inc.	565
132,761	BlackRock MuniYield Quality Fund III, Inc.	1,488
71,012	DTF Tax-Free Income 2028 Term Fund, Inc.	775
129,929	DWS Municipal Income Trust	1,119
64,863	Eaton Vance California Municipal Bond Fund	560
121,000	Eaton Vance Municipal Bond Fund	1,257
85,000	Invesco Quality Municipal Income Trust	801
134,249	Nuveen AMT-Free Quality Municipal Income Fund	1,526
65,000	Nuveen California Quality Municipal Income Fund	720
12,313	Nuveen Intermediate Duration Municipal Term Fund	162
130,910	Nuveen Municipal Credit Income Fund	1,582
132,044	Nuveen Quality Municipal Income Fund	1,558
63,478	Pioneer Municipal High Income Opportunities Fund, Inc.	514
66,858	Pioneer Municipal High Income Opportunities Fund, Inc.	712

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (concluded) — December 31, 2022 (Unaudited)

Shares	Security Description	Rate %		Value (000)
	Investment Companies (continued)
156,911	State Street Institutional Treasury Plus Money Market Fund, Trust Class	4.09	(a)	$157
30,601	Western Asset Managed Municipals Fund, Inc.			308
	Total Investment Companies			39,872

	Total Investments (cost $82,304) — 99.24%			76,739
	Other assets in excess of liabilities — 0.76%			586
	Net Assets — 100.00%			$77,325

(a)	Annualized 7-day yield as of period-end.

AMT—Alternative Minimum Tax

GO—General Obligation

SCH BD GTY—School Board Guaranty

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2022.

The Intermediate Term Municipal Bond II Portfolio	Breckinridge Capital Advisors, Inc.	City of London Investment Management Company, Limited	HC Capital Solutions	Total
Municipal Bonds	47.68%	—	—	47.68%
Investment Companies	0.20%	20.83%	30.53%	51.56%
Other Assets (Liabilities)	0.55%	0.52%	-0.31%	0.76%
Total Net Assets	48.43%	21.35%	30.22%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities

As of December 31, 2022 (Unaudited)

(Amounts in thousands, except per share amounts)

	The Value Equity Portfolio	The Growth Equity Portfolio	The Institutional U.S. Equity Portfolio	The Small Capitalization– Mid Capitalization Equity Portfolio
ASSETS:
Investments in securities, at value(a)	$581,436	$682,516	$2,452,255	$72,102
Cash	—	7,801	13,045	—
Foreign currency, at value (Cost $—, $—, $2 and $—, respectively)	—	—	2	—
Receivable for portfolio shares issued	—	—	364	—
Cash held as collateral at broker for derivatives	286	244	43,119	189
Dividends and interest receivable	482	661	3,924	91
Foreign tax reclaims receivable	—	137	129	4
Prepaid expenses	23	25	60	9
Total assets	582,227	691,384	2,512,898	72,395
LIABILITIES:
Payable to Custodian	—	—	—	2
Payable for investments purchased	—	—	494	—
Payable for portfolio shares redeemed	55	62	3	8
Payable for collateral received on loaned securities	—	—	887	773
Variation margin payable on derivatives	18	6	2,048	7
Advisory fees payable	37	141	328	5
Management fees payable	26	30	108	3
Administrative services fees payable	26	30	94	18
Trustee fees payable	10	11	38	3
Professional fees payable	39	45	150	15
Custodian fees payable	25	34	74	12
Other accrued expenses	20	23	77	7
Total liabilities	256	382	4,301	853
NET ASSETS	$581,971	$691,002	$2,508,597	$71,542
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$23	$28	$174	$3
Additional paid-in capital	309,273	278,417	2,267,506	46,739
Total distributable earnings/(loss)	272,675	412,557	240,917	24,800
Net Assets	$581,971	$691,002	$2,508,597	$71,542
NET ASSETS:
HC Strategic Shares	$581,971	$691,002	$2,508,597	$71,542
Total	$581,971	$691,002	$2,508,597	$71,542
SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	22,733	28,354	173,892	2,579
Total	22,733	28,354	173,892	2,579
Net Asset Value, offering and redemption price per share:(b)
HC Strategic Shares	$25.60	$24.37	$14.43	$27.73

Investments in securities, at cost	$291,595	$241,409	$1,931,402	$43,461

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Includes securities on loan of $0, $0, $40, and $210

(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities (continued)

As of December 31, 2022 (Unaudited)

(Amounts in thousands, except per share amounts)

	The ESG Growth Portfolio	The Catholic SRI Growth Portfolio	The International Equity Portfolio	The Institutional International Equity Portfolio
ASSETS:
Investments in securities, at value(a)	$146,367	$24,099	$508,518	$613,664
Cash	15	—	4,701	3,813
Foreign currency, at value (Cost $106, $24, $140 and $1,753, respectively)	106	25	422	1,779
Receivable for portfolio shares issued	—	—	65	109
Receivable from investments sold	18	—	—	—
Variation margin receivable on derivatives	—	—	19	175
Cash held as collateral at broker for derivatives	—	—	1,873	5,738
Dividends and interest receivable	109	15	689	942
Foreign tax reclaims receivable	226	32	4,013	5,523
Receivable from Advisor	—	1	—	—
Prepaid expenses	5	1	20	26
Total assets	146,846	24,173	520,320	631,769
LIABILITIES:
Written options, at fair value (Premiums received $—, $—, $255 and $1,615, respectively)	—	—	210	1,470
Payable for investments purchased	1	—	—	262
Payable for portfolio shares redeemed	—	—	213	1
Payable for collateral received on loaned securities	—	7	—	378
Variation margin payable on derivatives	—	—	304	701
Advisory fees payable	23	—	37	98
Management fees payable	6	1	23	30
Administrative services fees payable	16	9	36	40
Trustee fees payable	2	—	10	12
Professional fees payable	16	7	78	88
Custodian fees payable	12	5	70	112
Other accrued expenses	5	1	24	28
Total liabilities	81	30	1,005	3,220
NET ASSETS	$146,765	$24,143	$519,315	$628,549
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$12	$3	$48	$70
Additional paid-in capital	121,908	19,046	443,028	629,219
Total distributable earnings/(loss)	24,845	5,094	76,239	(740)
Net Assets	$146,765	$24,143	$519,315	$628,549
NET ASSETS:
HC Strategic Shares	$146,765	$24,143	$519,315	$628,549
Total	$146,765	$24,143	$519,315	$628,549
SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	12,148	2,635	47,621	69,643
Total	12,148	2,635	47,621	69,643
Net Asset Value, offering and redemption price per share:(b)
HC Strategic Shares	$12.08	$9.16	$10.91	$9.03

Investments in securities, at cost	120,518	18,556	341,627	554,054

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Includes securities on loan of $0, $7, $0, and $885

(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities (continued)

As of December 31, 2022 (Unaudited)

(Amounts in thousands, except per share amounts)

	The Emerging Markets Portfolio	The Core Fixed Income Portfolio	The Corporate Opportunities Portfolio
ASSETS:
Investments in securities, at value(a)	$648,435	$65,610	$220,240
Cash	59,493	131	49
Foreign currency, at value (Cost $513, $— and $—, respectively)	608	—	—
Swap agreements, at value	1,511	—	—
Receivable for portfolio shares issued	64	10	8
Receivable from investments sold	1	413	1,480
Variation margin receivable on derivatives	28	—	—
Cash held as collateral at broker for derivatives	4,205	—	5,822
Dividends and interest receivable	1,867	299	740
Foreign tax reclaims receivable	24	—	—
Prepaid expenses	26	6	12
Total assets	716,262	66,469	228,351
LIABILITIES:
Written options, at fair value (Premiums received $368, $— and $—, respectively)	310	—	—
Swap agreements, at value	2,426	—	—
Payable for investments purchased	—	424	1,303
Payable for portfolio shares redeemed	1	70	—
Payable for collateral received on loaned securities	162	—	1,177
Payable for closed swap positions	333	—	—
Variation margin payable on derivatives	1,175	—	280
Accrued foreign capital gains tax	3,305	—	—
TBA sale commitments payable	—	791	—
Advisory fees payable	125	6	28
Management fees payable	30	3	8
Administrative services fees payable	44	15	14
Trustee fees payable	16	1	3
Professional fees payable	132	3	12
Custodian fees payable	485	5	11
Other accrued expenses	33	2	9
Total liabilities	8,577	1,320	2,845
NET ASSETS	$707,685	$65,149	$225,506
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$44	$8	$34
Additional paid-in capital	801,075	73,664	259,932
Total distributable earnings/(loss)	(93,434)	(8,523)	(34,460)
Net Assets	$707,685	$65,149	$225,506
NET ASSETS:
HC Strategic Shares	$707,685	$65,149	$225,506
Total	$707,685	$65,149	$225,506
SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	43,551	7,741	34,467
Total	43,551	7,741	34,467
Net Asset Value, offering and redemption price per share:(b)
HC Strategic Shares	$16.25	$8.42	$6.54

Investments in securities, at cost	$642,811	$71,415	$222,556

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Includes securities on loan of $1,815, $0, and $0.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities (continued)

As of December 31, 2022 (Unaudited)

(Amounts in thousands, except per share amounts)

	The U.S. Government Fixed Income Securities Portfolio	The U.S. Corporate Fixed Income Securities Portfolio	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
ASSETS:
Investments in securities, at value(a)	$926,694	$257,747	$232,242
Cash	1,936	117	—
Receivable for portfolio shares issued	2	56	—
Receivable from investments sold	5,757	—	28
Cash held as collateral at broker for derivatives	211	—	—
Dividends and interest receivable	2,403	2,676	576
TBA sale commitments receivable	—	—	762
Prepaid expenses	34	18	18
Total assets	937,037	260,614	233,626
LIABILITIES:
Distributions payable	3,238	265	195
Payable for investments purchased	6,002	—	—
Payable for portfolio shares redeemed	28	19	14
Payable for collateral received on loaned securities	—	5	—
Variation margin payable on derivatives	13	—	—
TBA sale commitments, at fair value	—	—	694
TBA sale commitments payable	—	—	16,300
Advisory fees payable	24	20	10
Management fees payable	40	10	9
Administrative services fees payable	37	16	23
Trustee fees payable	13	4	2
Professional fees payable	50	15	10
Custodian fees payable	17	9	8
Other accrued expenses	28	7	5
Total liabilities	9,490	370	17,270
NET ASSETS	$927,547	$260,244	$216,356
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$110	$30	$26
Additional paid-in capital	997,165	296,164	257,162
Total distributable earnings/(loss)	(69,728)	(35,950)	(40,832)
Net Assets	$927,547	$260,244	$216,356
NET ASSETS:
HC Strategic Shares	$927,547	$260,244	$216,356
Total	$927,547	$260,244	$216,356
SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	110,324	30,407	26,286
Total	110,324	30,407	26,286
Net Asset Value, offering and redemption price per share:(b)
HC Strategic Shares	$8.41	$8.56	$8.23

Investments in securities, at cost	$992,882	$291,206	$256,201

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Includes securities on loan of $0, $5, and $0

(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities (concluded)

As of December 31, 2022 (Unaudited)

(Amounts in thousands, except per share amounts)

	The Short-Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond II Portfolio
ASSETS:
Investments in securities, at value	$81,676	$322,678	$76,739
Cash	—	—	315
Receivable from investments sold	3,836	9,955	98
Dividends and interest receivable	1,031	3,636	449
Prepaid expenses	14	15	6
Total assets	86,557	336,284	77,607
LIABILITIES:
Payable to Custodian	—	735	—
Distributions payable	15	56	7
Payable for portfolio shares redeemed	7,352	11,209	237
Advisory fees payable	9	156	7
Management fees payable	4	15	4
Administrative services fees payable	8	19	10
Trustee fees payable	1	5	1
Professional fees payable	5	21	6
Custodian fees payable	4	13	6
Other accrued expenses	2	12	4
Total liabilities	7,400	12,241	282
NET ASSETS	$79,157	$324,043	$77,325
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$8	$34	$9
Additional paid-in capital	84,353	340,044	84,907
Total distributable earnings/(loss)	(5,204)	(16,035)	(7,591)
Net Assets	$79,157	$324,043	$77,325
NET ASSETS:
HC Strategic Shares	$79,157	$324,043	$77,325
Total	$79,157	$324,043	$77,325
SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	8,279	33,687	8,613
Total	8,279	33,687	8,613
Net Asset Value, offering and redemption price per share: (a)
HC Strategic Shares	$9.56	$9.62	$8.98

Investments in securities, at cost	$83,020	$334,475	$82,304

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations

For the Six Months Ended December 31, 2022 (Unaudited)

(Amounts in thousands)

	The Value Equity Portfolio	The Growth Equity Portfolio	The Institutional U.S. Equity Portfolio	The Small Capitalization– Mid Capitalization Equity Portfolio
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $1, $—, $25 and $2, respectively)	$5,460	$5,543	$24,187	$589
Income from securities lending	6	8	45	83
Total Investment Income	5,466	5,551	24,232	672
EXPENSES:
Advisory fees	248	475	1,841	33
Management fees	152	185	638	18
Administrative services fees	129	154	509	38
Professional fees	53	64	217	17
Transfer agent fees	8	10	33	2
Compliance service fees	15	17	58	3
Custodian fees	29	41	91	10
Registration and filing fees	8	9	6	7
Trustee fees	25	29	99	5
Other	28	35	103	5
Total expenses before expenses paid indirectly	695	1,019	3,595	138
Less: Expenses paid indirectly	—	(1)	(6)	—
Net Expenses	695	1,018	3,589	138
Net Investment Income	4,771	4,533	20,643	534
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment in securities and foreign currency translations	(787)	(1,397)	(29,817)	274
Net realized gains/(losses) from futures transactions	106	807	29,710	(21)
Net realized gains/(losses) from investments	(681)	(590)	(107)	253
Change in unrealized appreciation/(depreciation) on investment transactions and foreign currency translations	8,658	1,091	44,445	2,928
Change in unrealized appreciation/(depreciation) on futures	15	(64)	(26,303)	137
Change in unrealized appreciation/(depreciation) on investments	8,673	1,027	18,142	3,065
Net realized/unrealized gains/(losses) from investments	7,992	437	18,035	3,318
Change in net assets resulting from operations	$12,763	$4,970	$38,678	$3,852

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations (continued)

For the Six Months Ended December 31, 2022 (Unaudited)

(Amounts in thousands)

	The ESG Growth Portfolio	The Catholic SRI Growth Portfolio	The International Equity Portfolio	The Institutional International Equity Portfolio
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $87, $18, $743 and $316, respectively)	$1,240	$213	$5,966	$7,834
Income from securities lending	1	1	—	21
Total Investment Income	1,241	214	5,966	7,855
EXPENSES:
Advisory fees	142	12	240	574
Management fees	37	6	129	160
Administrative services fees	50	23	131	155
Professional fees	26	14	93	108
Transfer agent fees	2	—	7	8
Compliance service fees	3	—	13	16
Custodian fees	14	7	71	111
Registration and filing fees	1	1	9	8
Trustee fees	5	1	22	26
Other	8	1	25	33
Total expenses before waivers and expenses paid indirectly	288	65	740	1,199
Less: Expenses waived and/or reimbursed by Adviser	—	(29)	—	—
Net Expenses	288	36	740	1,199
Net Investment Income	953	178	5,226	6,656
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment in securities and foreign currency translations	53	106	(1,971)	(5,718)
Net realized gains/(losses) from futures transactions	(9)	—	3,973	4,531
Net realized gains/(losses) from written options transactions	—	—	1,153	6,593
Net realized gains/(losses) from investments	44	106	3,155	5,406
Change in unrealized appreciation/(depreciation) on investment transactions and foreign currency translations	2,866	235	25,164	24,175
Change in unrealized appreciation/(depreciation) on futures	—	—	(639)	(1,626)
Change in unrealized appreciation/(depreciation) on written options	—	—	149	811
Change in unrealized appreciation/(depreciation) on forward currency contracts	—	—	—	—
Change in unrealized appreciation/(depreciation) on investments	2,866	235	24,674	23,360
Net realized/unrealized gains/(losses) from investments	2,910	341	27,829	28,766
Change in net assets resulting from operations	$3,863	$519	$33,055	$35,422

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations (continued)

For the Six Months Ended December 31, 2022 (Unaudited)

(Amounts in thousands)

	The Emerging Markets Portfolio	The Core Fixed Income Portfolio	The Corporate Opportunities Portfolio
INVESTMENT INCOME:
Interest	$—	$700	$324
Dividends (net of foreign withholding tax of $1,309, $— and $—, respectively)	10,374	877	4,793
Income from securities lending	10	—	4
Total Investment Income	10,384	1,577	5,121
EXPENSES:
Advisory fees	709	33	170
Management fees	176	16	63
Administrative services fees	167	50	62
Professional fees	142	6	22
Transfer agent fees	10	1	3
Compliance service fees	19	2	6
Custodian fees	457	9	15
Registration and filing fees	9	4	4
Trustee fees	32	3	9
Other	36	4	10
Net Expenses	1,757	128	364
Net Investment Income	8,627	1,449	4,757
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment in securities and foreign currency translations	(4,980)	(2,629)	(115)
Net realized gains/(losses) from futures transactions	641	—	(623)
Net realized gains/(losses) from written options transactions	1,507	—	—
Net realized gains/(losses) from swap transactions	(6,271)	—	—
Net realized gains/(losses) from investments	(9,103)	(2,629)	(738)
Change in unrealized appreciation/(depreciation) on investment transactions and foreign currency translations	(13,162)	(550)	(2,216)
Change in unrealized appreciation/(depreciation) on futures	(1,056)	—	(1,628)
Change in unrealized appreciation/(depreciation) on written options	192	—	—
Change in unrealized appreciation/(depreciation) on swaps	(9,952)	—	—
Change in unrealized appreciation/(depreciation) on investments	(23,978)	(550)	(3,844)
Net realized/unrealized gains/(losses) from investments	(33,081)	(3,179)	(4,582)
Change in net assets resulting from operations	$(24,454)	$(1,730)	$175

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations (continued)

For the Six Months Ended December 31, 2022 (Unaudited)

(Amounts in thousands)

	The U.S. Government Fixed Income Securities Portfolio	The U.S. Corporate Fixed Income Securities Portfolio	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
INVESTMENT INCOME:
Interest	$6,181	$4,360	$2,587
Dividends	21,062	469	512
Income from securities lending	—	1	—
Total Investment Income	27,243	4,830	3,099
EXPENSES:
Advisory fees	169	99	58
Management fees	231	65	54
Administrative services fees	188	66	85
Professional fees	71	22	19
Transfer agent fees	11	3	3
Compliance service fees	19	6	5
Custodian fees	20	12	13
Registration and filing fees	5	5	5
Trustee fees	32	10	9
Other	29	12	9
Net Expenses	775	300	260
Net Investment Income	26,468	4,530	2,839
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment in securities	(9,975)	(2,399)	(431)
Net realized gains/(losses) from futures transactions	224	—	—
Net realized gains/(losses) from written options transactions	12	—	—
Net realized gains/(losses) from investments	(9,739)	(2,399)	(431)
Change in unrealized appreciation/(depreciation) on investment transactions	(42,133)	(4,485)	(8,306)
Change in unrealized appreciation/(depreciation) on futures	(24)	—	—
Change in unrealized appreciation/(depreciation) on investments	(42,157)	(4,485)	(8,306)
Net realized/unrealized gains/(losses) from investments	(51,896)	(6,884)	(8,737)
Change in net assets resulting from operations	$(25,428)	$(2,354)	$(5,898)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations (concluded)

For the Six Months Ended December 31, 2022 (Unaudited)

(Amounts in thousands)

	The Short-Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond II Portfolio
INVESTMENT INCOME:
Interest	$874	$3,875	$474
Dividends	29	215	481
Total Investment Income	903	4,090	955
EXPENSES:
Advisory fees	70	312	66
Management fees	28	98	20
Administrative services fees	33	91	29
Professional fees	8	32	8
Transfer agent fees	2	5	1
Compliance service fees	2	9	2
Custodian fees	6	17	7
Registration and filing fees	5	5	5
Trustee fees	4	15	4
Other	6	18	6
Net Expenses	164	602	148
Net Investment Income	739	3,488	807
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment in securities	(2,933)	(3,515)	(1,857)
Net realized gains/(losses) from investments	(2,933)	(3,515)	(1,857)
Change in unrealized appreciation/(depreciation) on investment transactions	1,796	3,158	1,109
Change in unrealized appreciation/(depreciation) on investments	1,796	3,158	1,109
Net realized/unrealized gains/(losses) from investments	(1,137)	(357)	(748)
Change in net assets resulting from operations	$(398)	$3,131	$59

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets

(Amounts in thousands)

	The Value Equity Portfolio		The Growth Equity Portfolio		The Institutional U.S. Equity Portfolio
	Six Months Ended December 31, 2022 (Unaudited)	For the Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	For the Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	For the Year Ended June 30, 2022
Operations:
Net investment income	$4,771	$8,178	$4,533	$7,654	$20,643	$18,783
Net realized gains/(losses) from investments, futures, and foreign currency transactions	(681)	1,250	(590)	44,721	(107)	46,692
Change in unrealized appreciation/(depreciation) from investments, futures	8,673	(97,424)	1,027	(186,352)	18,142	(452,432)
Change in net assets resulting from operations	12,763	(87,996)	4,970	(133,977)	38,678	(386,957)
Distributions to Shareholders:
HC Strategic Shares	(7,567)	(11,621)	(49,618)	(80,181)	(122,525)	(571,108)
Change in net assets resulting from distributions	(7,567)	(11,621)	(49,618)	(80,181)	(122,525)	(571,108)
HC Strategic Shares
Proceeds from shares issued	$81	$2,231	$2,267	$64	$324,130	$584,570
Proceeds from reinvestment of dividends	5,987	9,278	39,416	55,608	120,162	559,905
Cost of shares redeemed	(13,858)	(24,444)	(12,909)	(68,036)	(104,088)	(368,288)
Change in net assets from HC Strategic Shares of beneficial interest	(7,790)	(12,935)	28,774	(12,364)	340,204	776,187
Change in net assets from shares of beneficial interest	$(7,790)	$(12,935)	$28,774	$(12,364)	$340,204	$776,187
Change in net assets	(2,594)	(112,552)	(15,874)	(226,522)	256,357	(181,878)
Net Assets:
Beginning of period	584,565	697,117	706,876	933,398	2,252,240	2,434,118
End of period	$581,971	$584,565	$691,002	$706,876	$2,508,597	$2,252,240
Share Transactions:
HC Strategic Shares
Issued	3	74	87	2	21,340	32,615
Reinvested	233	311	1,619	1,664	8,348	29,824
Redeemed	(537)	(821)	(501)	(2,073)	(6,637)	(18,025)
Change in HC Strategic Shares	(301)	(436)	1,205	(407)	23,051	44,414
Total change in shares	(301)	(436)	1,205	(407)	23,051	44,414

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The Small Capitalization- Mid Capitalization Equity Portfolio		The ESG Growth Portfolio		The Catholic SRI Growth Portfolio
	Six Months Ended December 31, 2022 (Unaudited)	For the Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	For the Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	For the Year Ended June 30, 2022
Operations:
Net investment income	$534	$306	$953	$2,319	$178	$462
Net realized gains/(losses) from investments, futures, and foreign currency transactions	253	(1,069)	44	898	106	93
Change in unrealized appreciation/(depreciation) from investments, futures	3,065	(19,971)	2,866	(28,369)	235	(5,203)
Change in net assets resulting from operations	3,852	(20,734)	3,863	(25,152)	519	(4,648)
Distributions to Shareholders:
HC Strategic Shares	(542)	(6,549)	(870)	(8,113)	(397)	(10,591)
Change in net assets resulting from distributions	(542)	(6,549)	(870)	(8,113)	(397)	(10,591)
HC Strategic Shares
Proceeds from shares issued	$—	$268	$28	$1,326	$2,000	$4,672
Proceeds from reinvestment of dividends	367	4,510	116	5,772	396	10,591
Cost of shares redeemed	(1,370)	(6,077)	(32)	(665)	(900)	(6,411)
Change in net assets from HC Strategic Shares of beneficial interest	(1,003)	(1,299)	112	6,433	1,496	8,852
Change in net assets from shares of beneficial interest	$(1,003)	$(1,299)	$112	$6,433	$1,496	$8,852
Change in net assets	2,307	(28,582)	3,105	(26,832)	1,618	(6,387)
Net Assets:
Beginning of period	69,235	97,817	143,660	170,492	22,525	28,912
End of period	$71,542	$69,235	$146,765	$143,660	$24,143	$22,525
Share Transactions:
HC Strategic Shares
Issued	—	7	2	89	211	346
Reinvested	12	135	10	395	43	921
Redeemed	(49)	(180)	(3)	(55)	(93)	(585)
Change in HC Strategic Shares	(37)	(38)	9	429	161	682
Total change in shares	(37)	(38)	9	429	161	682

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The International Equity Portfolio		The Institutional International Equity Portfolio		The Emerging Markets Portfolio
	Six Months Ended December 31, 2022 (Unaudited)	For the Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	For the Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	For the Year Ended June 30, 2022
Operations:
Net investment income	$5,226	$22,018	$6,656	$28,489	$8,627	$16,588
Net realized gains/(losses) from investments, futures, written options, swap transactions, and foreign currency transactions	3,155	(8,346)	5,406	(9,835)	(9,103)	(6,045)
Change in unrealized appreciation/(depreciation) from investments, futures, written options, swap transactions	24,674	(120,778)	23,360	(213,185)	(23,978)	(237,951)
Change in net assets resulting from operations	33,055	(107,106)	35,422	(194,531)	(24,454)	(227,408)
Distributions to Shareholders:
HC Strategic Shares	—	(24,441)	(618)	(117,066)	(13,347)	(17,632)
Change in net assets resulting from distributions	—	(24,441)	(618)	(117,066)	(13,347)	(17,632)
HC Strategic Shares
Proceeds from shares issued	$8,189	$19,127	$20,869	$166,148	$56,290	$86,489
Proceeds from reinvestment of dividends	—	16,914	572	105,685	10,376	14,462
Cost of shares redeemed	(58,137)	(88,267)	(224,095)	(392,253)	(37,579)	(103,185)
Change in net assets from HC Strategic Shares of beneficial interest	(49,948)	(52,226)	(202,654)	(120,420)	29,087	(2,234)
Change in net assets from shares of beneficial interest	$(49,948)	$(52,226)	$(202,654)	$(120,420)	$29,087	$(2,234)
Change in net assets	(16,893)	(183,773)	(167,850)	(432,017)	(8,714)	(247,274)
Net Assets:
Beginning of period	536,208	719,981	796,399	1,228,416	716,399	963,673
End of period	$519,315	$536,208	$628,549	$796,399	$707,685	$716,399
Share Transactions:
HC Strategic Shares
Issued	769	1,547	2,504	15,803	3,600	4,314
Reinvested	—	1,510	64	10,100	643	703
Redeemed	(5,763)	(7,578)	(26,387)	(38,245)	(2,287)	(5,148)
Change in HC Strategic Shares	(4,994)	(4,521)	(23,819)	(12,342)	1,956	(131)
Total change in shares	(4,994)	(4,521)	(23,819)	(12,342)	1,956	(131)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The Core Fixed Income Portfolio		The Corporate Opportunities Portfolio		The U.S. Government Fixed Income Securities Portfolio
	Six Months Ended December 31, 2022 (Unaudited)	For the Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	For the Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	For the Year Ended June 30, 2022
Operations:
Net investment income	$1,449	$1,163	$4,757	$800	$26,468	$5,653
Net realized gains/(losses) from investments, futures, written options	(2,629)	(222)	(738)	(21,311)	(9,739)	(945)
Change in unrealized appreciation/(depreciation) from investments, futures	(550)	(8,166)	(3,844)	(2,048)	(42,157)	(35,660)
Change in net assets resulting from operations	(1,730)	(7,225)	175	(22,559)	(25,428)	(30,952)
Distributions to Shareholders:
HC Strategic Shares	(1,039)	(1,826)	(4,740)	(30,837)	(26,648)	(6,950)
Change in net assets resulting from distributions	(1,039)	(1,826)	(4,740)	(30,837)	(26,648)	(6,950)
HC Strategic Shares
Proceeds from shares issued	$12,076	$9,101	$5,581	$14,541	$389,483	$469,627
Proceeds from reinvestment of dividends	631	1,823	4,640	30,098	19,545	5,369
Cost of shares redeemed	(2,283)	(10,609)	(39,237)	(39,499)	(57,873)	(65,092)
Change in net assets from HC Strategic Shares of beneficial interest	10,424	315	(29,016)	5,140	351,155	409,904
Change in net assets from shares of beneficial interest	$10,424	$315	$(29,016)	$5,140	$351,155	$409,904
Change in net assets	7,655	(8,736)	(33,581)	(48,256)	299,079	372,002
Net Assets:
Beginning of period	57,494	66,230	259,087	307,343	628,468	256,466
End of period	$65,149	$57,494	$225,506	$259,087	$927,547	$628,468
Share Transactions:
HC Strategic Shares
Issued	1,318	967	833	1,898	43,801	51,491
Reinvested	122	186	706	4,048	2,303	566
Redeemed	(265)	(1,087)	(5,899)	(5,194)	(6,710)	(6,802)
Change in HC Strategic Shares	1,175	66	(4,360)	752	39,394	45,255
Total change in shares	1,175	66	(4,360)	752	39,394	45,255

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The U.S. Corporate Fixed Income Securities Portfolio		The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio		The Short-Term Municipal Bond Portfolio
	Six Months Ended December 31, 2022 (Unaudited)	For the Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	For the Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	For the Year Ended June 30, 2022
Operations:
Net investment income	$4,530	$7,298	$2,839	$2,776	$739	$1,184
Net realized gains/(losses) from investments	(2,399)	831	(431)	(2,775)	(2,933)	(908)
Change in unrealized appreciation/(depreciation) from investments	(4,485)	(43,676)	(8,306)	(19,523)	1,796	(4,969)
Change in net assets resulting from operations	(2,354)	(35,547)	(5,898)	(19,522)	(398)	(4,693)
Distributions to Shareholders:
HC Strategic Shares	(4,608)	(18,127)	(2,970)	(4,043)	(771)	(1,233)
Change in net assets resulting from distributions	(4,608)	(18,127)	(2,970)	(4,043)	(771)	(1,233)
HC Strategic Shares
Proceeds from shares issued	$18,227	$70,919	$19,926	$52,915	$15,120	$33,267
Proceeds from reinvestment of dividends	3,287	15,848	2,120	2,835	690	1,138
Cost of shares redeemed	(12,007)	(45,829)	(10,075)	(33,966)	(75,504)	(38,943)
Change in net assets from HC Strategic Shares of beneficial interest	9,507	40,938	11,971	21,784	(59,694)	(4,538)
Change in net assets from shares of beneficial interest	$9,507	$40,938	$11,971	$21,784	$(59,694)	$(4,538)
Change in net assets	2,545	(12,736)	3,103	(1,781)	(60,863)	(10,464)
Net Assets:
Beginning of period	257,699	270,435	213,253	215,034	140,020	150,484
End of period	$260,244	$257,699	$216,356	$213,253	$79,157	$140,020
Share Transactions:
HC Strategic Shares
Issued	2,092	7,142	2,364	5,788	1,582	3,391
Reinvested	384	1,575	255	309	72	116
Redeemed	(1,378)	(4,787)	(1,190)	(3,767)	(7,958)	(3,962)
Change in HC Strategic Shares	1,098	3,930	1,429	2,330	(6,304)	(455)
Total change in shares	1,098	3,930	1,429	2,330	(6,304)	(455)

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (concluded)

(Amounts in thousands)

	The Intermediate Term Municipal Bond Portfolio		The Intermediate Term Municipal Bond II Portfolio
	Six Months Ended December 31, 2022 (Unaudited)	For the Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	For the Year Ended June 30, 2022
Operations:
Net investment income	$3,488	$5,904	$807	$1,767
Net realized gains/(losses) from investments	(3,515)	(360)	(1,857)	18
Change in unrealized appreciation/(depreciation) from investments	3,158	(28,652)	1,109	(10,629)
Change in net assets resulting from operations	3,131	(23,108)	59	(8,844)
Distributions to Shareholders:
HC Strategic Shares	(3,576)	(6,487)	(810)	(2,832)
Change in net assets resulting from distributions	(3,576)	(6,487)	(810)	(2,832)
HC Strategic Shares
Proceeds from shares issued	$102,450	$28,024	$67,517	$13,703
Proceeds from reinvestment of dividends	3,307	6,058	741	2,658
Cost of shares redeemed	(152,367)	(21,462)	(77,183)	(7,422)
Change in net assets from HC Strategic Shares of beneficial interest	(46,610)	12,620	(8,925)	8,939
Change in net assets from shares of beneficial interest	$(46,610)	$12,620	$(8,925)	$8,939
Change in net assets	(47,055)	(16,975)	(9,676)	(2,737)
Net Assets:
Beginning of period	371,098	388,073	87,001	89,738
End of period	$324,043	$371,098	$77,325	$87,001
Share Transactions:
HC Strategic Shares
Issued	10,782	2,830	7,645	1,358
Reinvested	346	600	81	260
Redeemed	(15,995)	(2,128)	(8,419)	(742)
Change in HC Strategic Shares	(4,867)	1,302	(693)	876
Total change in shares	(4,867)	1,302	(693)	876

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting from Operations				Distributions to Shareholders:						Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized/ Unrealized Gains/ (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Net Investment Income/ (Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Value Equity Portfolio
HC Strategic Shares
Six Months ended December 31, 2022 (Unaudited)	$25.38	$0.21	(d)	$0.34	$0.55	$(0.22)	$(0.11)	$(0.33)	$25.60	2.17%	$581,971	0.23%	0.23%	1.57%	3%
Year Ended June 30, 2022	29.70	0.35	(d)	(4.17)	(3.82)	(0.34)	(0.16)	(0.50)	25.38	(13.10)%	584,565	0.22%	0.22%	1.17%	8%
Year Ended June 30, 2021	21.23	0.31	(d)	8.48	8.79	(0.32)	—	(0.32)	29.70	41.63%	697,117	0.22%	0.22%	1.20%	6%
Year Ended June 30, 2020	20.21	0.35	(d)	1.03	1.38	(0.35)	(0.01)	(0.36)	21.23	6.89%	538,326	0.22%	0.22%	1.68%	19%
Year Ended June 30, 2019	19.95	0.40	(d)	1.34	1.74	(0.41)	(1.07)	(1.48)	20.21	9.78%	583,757	0.21%	0.21%	2.05%	74%
Year Ended June 30, 2018	19.53	0.42		1.36	1.78	(0.44)	(0.92)	(1.36)	19.95	9.11%	599,457	0.27%	0.26%	2.10%	59%
HC Advisors Shares
Period Ended June 30, 2019(e)	$19.95	$0.46	(d)	$1.26	$1.72	$(0.33)	$(1.07)	$(1.40)	$20.27	9.69%	$—	0.46%	0.21%	2.29%	74%
Year Ended June 30, 2018	19.52	0.43		1.36	1.79	(0.44)	(0.92)	(1.36)	19.95	9.17%	675	0.52%	0.26%	2.08%	59%
The Growth Equity Portfolio
HC Strategic Shares
Six Months ended December 31, 2022 (Unaudited)	$26.04	$0.17	(d)	$—	$0.17	$(0.17)	$(1.67)	$(1.84)	$24.37	0.66%	$691,002	0.28%	0.28%	1.23%	6%
Year Ended June 30, 2022	33.87	0.28	(d)	(5.17)	(4.89)	(0.28)	(2.66)	(2.94)	26.04	(16.30)%	706,876	0.27%	0.27%	0.85%	12%
Year Ended June 30, 2021	25.84	0.25	(d)	9.63	9.88	(0.26)	(1.59)	(1.85)	33.87	39.43%	933,398	0.27%	0.27%	0.84%	15%
Year Ended June 30, 2020	24.52	0.31	(d)	2.37	2.68	(0.33)	(1.03)	(1.36)	25.84	11.17%	736,840	0.26%	0.26%	1.26%	37%
Year Ended June 30, 2019	23.54	0.30	(d)	2.30	2.60	(0.30)	(1.32)	(1.62)	24.52	12.22%	802,838	0.25%	0.25%	1.28%	41%
Year Ended June 30, 2018	20.90	0.22		3.70	3.92	(0.22)	(1.06)	(1.28)	23.54	19.12%	808,868	0.30%	0.29%	0.96%	40%
HC Advisors Shares
Period Ended June 30, 2019(e)	$23.50	$0.28	(d)	$2.00	$2.28	$(0.23)	$(1.32)	$(1.55)	$24.23	10.77%	$—	0.51%	0.26%	1.19%	41%
Year Ended June 30, 2018	20.86	0.22		3.70	3.92	(0.22)	(1.06)	(1.28)	23.50	19.16%	922	0.55%	0.29%	0.94%	40%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Per share amounts are based on average shares outstanding.
(e)	HC Advisors Shares are still offered, but were fully redeemed on May 1, 2019.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting from Operations				Distributions to Shareholders:							Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized/ Unrealized Gains/ (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders	Net Asset Value, End of Period		Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Net Investment Income/ (Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Institutional U.S. Equity Portfolio
HC Strategic Shares
Six Months ended December 31, 2022 (Unaudited)	$14.93	$0.13	(d)	$0.11	$0.24	$(0.04)	$(0.70)	$(0.74)	$14.43		1.63%	$2,508,597	0.28%	0.28%	1.62%	17%
Year Ended June 30, 2022	22.87	0.15	(d)	(2.54)	(2.39)	(0.16)	(5.39)	(5.55)	14.93		(15.30)%	2,252,240	0.28%	0.28%	0.77%	43%
Year Ended June 30, 2021	17.12	0.17	(d)	6.79	6.96	(0.18)	(1.03)	(1.21)	22.87		41.89%	2,434,118	0.28%	0.28%	0.87%	29%
Year Ended June 30, 2020	18.53	0.23	(d)	1.98	2.21	(0.21)	(3.41)	(3.62)	17.12		12.71%	2,724,391	0.24%	0.24%	1.36%	74%
Year Ended June 30, 2019	18.25	0.24	(d)	1.59	1.83	(0.24)	(1.31)	(1.55)	18.53		11.46%	1,535,959	0.23%	0.23%	1.31%	70%
Year Ended June 30, 2018	16.10	0.18		2.82	3.00	(0.18)	(0.67)	(0.85)	18.25		18.97%	1,187,715	0.28%	0.28%	1.04%	43%
HC Advisors Shares
Period Ended June 30, 2019(e)	$18.25	$0.25	(d)	$0.72	$0.97	$(0.19)	$(1.31)	$(1.50)	$17.72		6.27%	$—	0.48%	0.23%	1.36%	70%
Year Ended June 30, 2018	16.10	0.20		2.80	3.00	(0.18)	(0.67)	(0.85)	18.25		18.97%	1,026	0.53%	0.28%	1.00%	43%
The Small Capitalization-Mid Capitalization Equity Portfolio
HC Strategic Shares
Six Months ended December 31, 2022 (Unaudited)	$26.47	$0.20	(d)	$1.27	$1.47	$(0.20)	$(0.01)	$(0.21)	$27.73		5.55%	$71,542	0.38%	0.38%	1.44%	45%
Year Ended June 30, 2022	36.85	0.12	(d)	(8.01)	(7.89)	(0.12)	(2.37)	(2.49)	26.47		(22.74)%	69,235	0.51%	0.51%	0.35%	64%
Year Ended June 30, 2021	23.30	0.08	(d)	13.58	13.66	(0.11)	—	(0.11)	36.85	(f)	58.67%	97,817	0.49%	0.49%	0.25%	32%
Year Ended June 30, 2020	26.25	0.15	(d)	(1.82)	(1.67)	(0.18)	(1.10)	(1.28)	23.30		(6.83)%	68,527	0.53%	0.52%	0.64%	87%
Year Ended June 30, 2019	29.52	0.10	(d)	(0.77)	(0.67)	(0.13)	(2.47)	(2.60)	26.25		(0.81)%	95,614	0.68%	0.67%	0.36%	79%
Year Ended June 30, 2018	25.23	0.10		4.29	4.39	(0.10)	—	(0.10)	29.52		17.42%	110,489	0.77%	0.76%	0.37%	62%
HC Advisors Shares
Period Ended June 30, 2019(g)	$29.49	$0.08	(d)	$(0.97)	$(0.89)	$(0.10)	$(2.47)	$(2.57)	$26.03		(1.62)%	$—	0.93%	0.66%	0.27%	79%
Year Ended June 30, 2018	25.21	0.10		4.28	4.38	(0.10)	—	(0.10)	29.49		17.40%	121	1.02%	0.76%	0.36%	62%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Per share amounts are based on average shares outstanding.
(e)	HC Advisors Shares are still offered, but were fully redeemed on May 13, 2019.
(f)

The net asset value per share (“NAV”) for financial reporting purposes differs from the NAV reported due to adjustments made in accordance with accounting principles generally accepted in United States of America.

(g)	HC Advisors Shares are still offered, but were fully redeemed on May 1, 2019.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting from Operations				Distributions to Shareholders:						Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized/ Unrealized Gains/ (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Net Investment Income/ (Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The ESG Growth Portfolio
HC Strategic Shares
Six Months ended December 31, 2022 (Unaudited)	$11.83	$0.08	(d)	$0.24	$0.32	$(0.07)	$— (e)	$(0.07)	$12.08	2.72%	$146,765	0.39%	0.39%	1.28%	4%
Year Ended June 30, 2022	14.56	0.19	(d)	(2.23)	(2.04)	(0.21)	(0.48)	(0.69)	11.83	(14.80)%	143,660	0.39%	0.39%	1.36%	10%
Year Ended June 30, 2021	10.72	0.16	(d)	3.98	4.14	(0.17)	(0.13)	(0.30)	14.56	39.02%	170,492	0.36%	0.36%	1.28%	8%
Year Ended June 30, 2020	10.92	0.18	(d)	0.32	0.50	(0.19)	(0.51)	(0.70)	10.72	4.49%	132,452	0.36%	0.34%	1.66%	31%
Year Ended June 30, 2019	11.42	0.28	(d)	(0.10)	0.18	(0.30)	(0.38)	(0.68)	10.92	2.06%	148,978	0.34%	0.34%	2.52%	172%
Year Ended June 30, 2018	10.65	0.30		0.78	1.08	(0.31)	—	(0.31)	11.42	10.16%	166,523	0.29%	0.29%	2.69%	16%
HC Advisors Shares
Period Ended June 30, 2019(f)	$11.41	$0.28	(d)	$(0.29)	$(0.01)	$(0.21)	$(0.38)	$(0.59)	$10.81	0.32%	$—	0.60%	0.35%	2.56%	172%
Year Ended June 30, 2018	10.64	0.30		0.78	1.08	(0.31)	—	(0.31)	11.41	10.17%	1	0.54%	0.29%	2.67%	16%
The Catholic SRI Growth Portfolio
HC Strategic Shares
Six Months ended December 31, 2022 (Unaudited)	$9.10	$0.07	(d)	$0.15	$0.22	$(0.08)	$(0.08)	$(0.16)	$9.16	2.37%	$24,143	0.56%	0.31%	1.53%	6%
Year Ended June 30, 2022	16.13	0.20	(d)	(1.74)	(1.54)	(0.24)	(5.25)	(5.49)	9.10	(16.17)%	22,525	0.56%	0.31%	1.56%	25%
Year Ended June 30, 2021	11.63	0.19	(e)	4.55	4.74	(0.24)	—	(0.24)	16.13	41.00%	28,912	0.38%	0.31%	1.38%	42%
Year Ended June 30, 2020	11.84	0.21	(e)	0.13	0.34	(0.20)	(0.35)	(0.55)	11.63	2.72%	53,083	0.42%	0.31%	1.80%	14%
Year Ended June 30, 2019	12.71	0.31	(e)	(0.14)	0.17	(0.31)	(0.73)	(1.04)	11.84	2.16%	51,401	0.41%	0.31%	2.60%	180%
Year Ended June 30, 2018	12.02	0.34		1.00	1.34	(0.34)	(0.31)	(0.65)	12.71	11.23%	29,413	0.37%	0.31%	2.65%	17%
HC Advisors Shares
Period Ended June 30, 2019(f)	$12.72	$0.31	(d)	$(0.39)	$(0.08)	$(0.20)	$(0.73)	$(0.93)	$11.71	0.07%	$—	0.66%	0.31%	2.60%	180%
Year Ended June 30, 2018	12.03	0.35		0.99	1.34	(0.34)	(0.31)	(0.65)	12.72	11.22%	1	0.62%	0.31%	2.72%	17%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Per share amounts are based on average shares outstanding.
(e)	Amount rounds to less than $0.005 per share.
(f)	HC Advisors Shares are still offered, but were fully redeemed on June 14, 2019.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting from Operations				Distributions to Shareholders:							Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized/ Unrealized Gains/ (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders	Net Asset Value, End of Period		Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers*(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers*(b)	Ratio of Net Investment Income/ (Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The International Equity Portfolio
HC Strategic Shares
Six Months ended December 31, 2022 (Unaudited)	$10.19	$0.11	(d)	$0.61	$0.72	$—	$—	$—	$10.91		7.07%	$519,315	0.29%	0.29%	2.03%	3%
Year Ended June 30, 2022	12.60	0.39	(d)	(2.35)	(1.96)	(0.45)	—	(0.45)	10.19		(15.85)%	536,208	0.26%	0.26%	3.20%	19%
Year Ended June 30, 2021	9.75	0.29	(d)	2.85	3.14	(0.29)	—	(0.29)	12.60		32.16%	719,981	0.25%	0.25%	2.51%	23%
Year Ended June 30, 2020	10.37	0.19	(d)	(0.58)	(0.39)	(0.23)	—	(0.23)	9.75		(3.82)%	605,097	0.41%	0.41%	1.88%	95%
Year Ended June 30, 2019	10.74	0.34	(d)	(0.32)	0.02	(0.39)	—	(0.39)	10.37		0.24%	911,059	0.47%	0.47%	3.28%	55%
Year Ended June 30, 2018	10.48	0.33		0.26	0.59	(0.33)	—	(0.33)	10.74		5.60%	1,213,191	0.44%	0.44%	2.88%	30%
HC Advisors Shares
Period Ended June 30, 2019(e)	$10.75	$0.20	(d)	$(0.17)	$0.03	$(0.03)	$—	$(0.03)	$10.75		0.31%	$—	0.72%	0.46%	1.95%	55%
Year Ended June 30, 2018	10.49	0.38	(d)	0.21	0.59	(0.33)	—	(0.33)	10.75		5.60%	1,661	0.69%	0.44%	2.77%	30%
The Institutional International Equity Portfolio
HC Strategic Shares
Six Months ended December 31, 2022 (Unaudited)	$8.52	$0.09	(d)	$0.43	$0.52	$(0.01)	$— (f)	$(0.01)	$9.03		6.09%	$628,549	0.38%	0.38%	2.09%	9%
Year Ended June 30, 2022	11.61	0.27	(d)	(2.20)	(1.93)	(0.67)	(0.49)	(1.16)	8.52		(18.16)%	796,399	0.27%	0.27%	2.55%	23%
Year Ended June 30, 2021	8.85	0.18	(d)	2.78	2.96	(0.20)	—	(0.20)	11.61		33.57%	1,228,416	0.25%	0.25%	1.73%	7%
Year Ended June 30, 2020	9.70	0.18	(d)	(0.83)	(0.65)	(0.20)	— (f)	(0.20)	8.85		(6.83)%	1,340,256	0.44%	0.44%	1.96%	64%
Year Ended June 30, 2019	10.57	0.34	(d)	(0.40)	(0.06)	(0.42)	(0.39)	(0.81)	9.70		0.09%	1,886,176	0.42%	0.42%	3.46%	38%
Year Ended June 30, 2018	10.38	0.35		0.26	0.61	(0.40)	(0.02)	(0.42)	10.57		5.77%	2,332,353	0.40%	0.40%	3.11%	40%
HC Advisors Shares
Period Ended June 30, 2019(f)	$10.56	$0.22	(d)	$(0.69)	$(0.47)	$(0.15)	$(0.39)	$(0.54)	$9.55		(4.06)%	$—	0.67%	0.42%	2.14%	38%
Year Ended June 30, 2018	10.37	0.30	(d)	0.31	0.61	(0.40)	(0.02)	(0.42)	10.56		5.78%	1,868	0.65%	0.40%	2.78%	40%
The Emerging Markets Portfolio
HC Strategic Shares
Six Months ended December 31, 2022 (Unaudited)	$17.22	$0.22	(d)	$(0.88)	$(0.66)	$(0.31)	$— (f)	$(0.31)	$16.25		(3.88)%	$707,685	0.50%	0.50%	2.71%	1%
Year Ended June 30, 2022	23.10	0.40	(d)	(5.85)	(5.45)	(0.43)	—	(0.43)	17.22	(g)	(23.87)%	716,399	0.52%	0.46%	1.96%	20%
Year Ended June 30, 2021	16.96	0.25	(d)	6.11	6.36	(0.22)	—	(0.22)	23.10		37.62%	963,673	0.51%	0.51%	1.20%	8%
Year Ended June 30, 2020	18.14	0.48	(d)	(1.05)	(0.57)	(0.61)	—	(0.61)	16.96		(3.44)%	941,171	0.51%	0.51%	2.77%	11%
Year Ended June 30, 2019	17.78	0.39	(d)	0.30	0.69	(0.33)	—	(0.33)	18.14		4.11%	1,466,128	0.58%	0.58%	2.24%	50%
Year Ended June 30, 2018	17.92	0.40	(d)	(0.13)	0.27	(0.41)	—	(0.41)	17.78		1.34%	1,631,863	0.67%	0.67%	2.09%	55%
HC Advisors Shares
Period Ended June 30, 2019(f)	$17.78	$0.38	(d)	$(0.58)	$(0.20)	$(0.33)	$—	$(0.33)	$17.25		(0.99)%	$—	0.84%	0.59%	2.19%	50%
Year Ended June 30, 2018	17.92	0.38	(d)	(0.11)	0.27	(0.41)	—	(0.41)	17.78		1.34%	1,451	0.92%	0.67%	1.97%	55%

*	The expense ratios reflected do not include acquired fund fees and expenses of investment companies, in which a portfolio invests.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Per share amounts are based on average shares outstanding.
(e)	HC Advisors Shares are still offered, but were fully redeemed on May 1, 2019.
(f)	HC Advisors Shares are still offered, but were fully redeemed on May 13, 2019.
(g)

The net asset value per share (“NAV”) for financial reporting purposes differs from the NAV reported due to adjustments made in accordance with accounting principles generally accepted in United States of America.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting from Operations				Distributions to Shareholders:							Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized/ Unrealized Gains/ (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders	Net Asset Value, End of Period		Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Net Investment Income/ (Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Core Fixed Income Portfolio
HC Strategic Shares
Six Months ended December 31, 2022 (Unaudited)	$8.82	$0.19	(d)	$(0.38)	$(0.19)	$(0.21)	$—	$(0.21)	$8.42		(2.39)%	$65,149	0.39%	0.39%	4.41%	36	%(e)
Year Ended June 30, 2022	10.27	0.18	(d)	(1.35)	(1.17)	(0.19)	(0.09)	(0.28)	8.82		(11.58)%	57,494	0.36%	0.36%	1.87%	33	%(e)
Year Ended June 30, 2021	10.59	0.18	(d)	(0.17)	0.01	(0.21)	(0.12)	(0.33)	10.27		0.09%	66,230	0.33%	0.33%	1.71%	38	%(e)
Year Ended June 30, 2020	9.98	0.25	(d)	0.62	0.87	(0.26)	—	(0.26)	10.59		8.85%	66,278	0.32%	0.32%	2.42%	36	%(e)
Year Ended June 30, 2019	9.49	0.25	(d)	0.51	0.76	(0.27)	—	(0.27)	9.98		8.12%	68,267	0.35%	0.35%	2.63%	34	%(e)
Year Ended June 30, 2018	9.80	0.22		(0.30)	(0.08)	(0.23)	—	(0.23)	9.49		(0.85)%	65,387	0.33%	0.33%	2.26%	44	%(e)
HC Advisors Shares
Period Ended June 30, 2019(f)	$9.49	$0.25	(d)	$0.23	$0.48	$(0.22)	$—	$(0.22)	$9.75		5.14%	$—	0.60%	0.35%	2.63%	34	%(e)
Year Ended June 30, 2018	9.79	0.23		(0.30)	(0.07)	(0.23)	—	(0.23)	9.49		(0.75)%	1,362	0.58%	0.33%	2.25%	44	%(e)
The Corporate Opportunities Portfolio
HC Strategic Shares
Six Months ended December 31, 2022 (Unaudited)	$6.67	$0.13	(d)	$(0.13)	$— (g)	$(0.13)	$—	$(0.13)	$6.54		0.04%	$225,506	0.29%	0.29%	3.75%	75%
Year Ended June 30, 2022	8.07	0.02	(d)	(0.58)	(0.56)	(0.02)	(0.82)	(0.84)	6.67		(8.03)%	259,087	0.21%	0.21%	0.27%	44%
Year Ended June 30, 2021	7.14	0.01	(d)	0.93	0.94	(0.01)	—	(0.01)	8.07		13.17%	307,343	0.21%	0.21%	0.12%	123%
Year Ended June 30, 2020	7.01	0.20	(d)	0.16	0.36	(0.23)	—	(0.23)	7.14		5.23%	436,857	0.32%	0.32%	2.81%	40%
Year Ended June 30, 2019	6.85	0.40	(d)	0.17	0.57	(0.41)	—	(0.41)	7.01	(g)	8.62%	597,848	0.47%	0.47%	5.81%	52%
Year Ended June 30, 2018	6.95	0.38		(0.10)	0.28	(0.38)	—	(0.38)	6.85		4.06%	673,271	0.44%	0.44%	5.46%	38%
HC Advisors Shares
Period Ended June 30, 2019(f)	$6.85	$0.39	(d)	$0.05	$0.44	$(0.30)	$—	$(0.30)	$6.99		6.61%	$—	0.72%	0.47%	5.74%	52%
Year Ended June 30, 2018	6.95	0.42		(0.14)	0.28	(0.38)	—	(0.38)	6.85		4.06%	362	0.69%	0.44%	5.43%	38%
The U.S. Government Fixed Income Securities Portfolio
HC Strategic Shares
Six Months ended December 31, 2022 (Unaudited)	$8.86	$0.25	(d)	$(0.45)	$(0.20)	$(0.25)	$—	$(0.25)	$8.41		(2.33)%	$927,547	0.17%	0.17%	5.72%	31%
Year Ended June 30, 2022	9.99	0.18	(d)	(1.10)	(0.92)	(0.15)	(0.06)	(0.21)	8.86		(9.40)%	628,468	0.22%	0.22%	1.93%	41%
Year Ended June 30, 2021	10.83	0.15	(d)	(0.50)	(0.35)	(0.15)	(0.34)	(0.49)	9.99		(3.30)%	256,466	0.20%	0.20%	1.47%	67%
Year Ended June 30, 2020	10.03	0.21	(d)	0.80	1.01	(0.21)	—	(0.21)	10.83		10.21%	305,689	0.19%	0.19%	1.99%	58%
Year Ended June 30, 2019	9.59	0.21	(d)	0.44	0.65	(0.21)	—	(0.21)	10.03		6.87%	305,531	0.20%	0.20%	2.22%	31%
Year Ended June 30, 2018	9.84	0.17		(0.25)	(0.08)	(0.17)	—	(0.17)	9.59		(0.79)%	233,377	0.19%	0.19%	1.81%	33%

*	The expense ratios reflected do not include acquired fund fees and expenses of investment companies, in which a portfolio invests.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Per share amounts are based on average shares outstanding.
(e)	Portfolio turnover does not include TBA security transactions.
(f)	HC Advisors Shares are still offered, but were fully redeemed on May 13, 2019.
(g)

The net asset value per share (“NAV”) for financial reporting purposes differs from the NAV reported due to adjustments made in accordance with accounting principles generally accepted in United States of America.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting from Operations				Distributions to Shareholders:						Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized/ Unrealized Gains/ (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate(a)
The U.S. Corporate Fixed Income Securities Portfolio
HC Strategic Shares
Six Months ended December 31, 2022 (Unaudited)	$8.79	$0.15	(b)	$(0.20)	$(0.05)	$(0.18)	$—	$(0.18)	$8.56	(0.85)%	$260,244	0.23%	0.23%	3.48%	17%
Year Ended June 30, 2022	10.66	0.26	(b)	(1.48)	(1.22)	(0.26)	(0.39)	(0.65)	8.79	(12.12)%	257,699	0.21%	0.21%	2.63%	31%
Year Ended June 30, 2021	10.92	0.30	(b)	0.05	0.35	(0.31)	(0.30)	(0.61)	10.66	3.21%	270,435	0.23%	0.23%	2.77%	46%
Year Ended June 30, 2020	10.29	0.32	(b)	0.70	1.02	(0.32)	(0.07)	(0.39)	10.92	10.10%	347,653	0.21%	0.21%	3.04%	43%
Year Ended June 30, 2019	9.59	0.34	(b)	0.70	1.04	(0.34)	—	(0.34)	10.29	11.07%	312,255	0.21%	0.21%	3.47%	25%
Year Ended June 30, 2018	10.03	0.29		(0.41)	(0.12)	(0.29)	(0.03)	(0.32)	9.59	(1.21)%	286,956	0.20%	0.20%	3.00%	45%
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
HC Strategic Shares
Six Months ended December 31, 2022 (Unaudited)	$8.58	$0.11	(b)	$(0.34)	$(0.23)	$(0.12)	$—	$(0.12)	$8.23	(2.74)%	$216,356	0.24%	0.24%	2.63%	7	%(c)
Year Ended June 30, 2022	9.55	0.17	(b)	(0.97)	(0.80)	(0.17)	—	(0.17)	8.58	(8.51)%	213,253	0.23%	0.23%	1.83%	27	%(c)
Year Ended June 30, 2021	9.80	0.09	(b)	(0.14)	(0.05)	(0.20)	—	(0.20)	9.55	(0.51)%	215,034	0.23%	0.23%	0.96%	46	%(c)
Year Ended June 30, 2020	9.57	0.20	(b)	0.28	0.48	(0.25)	—	(0.25)	9.80	5.12%	249,509	0.22%	0.22%	2.04%	32	%(c)
Year Ended June 30, 2019	9.32	0.24	(b)	0.28	0.52	(0.27)	—	(0.27)	9.57	5.70%	216,403	0.24%	0.24%	2.60%	15	%(c)
Year Ended June 30, 2018	9.59	0.21		(0.23)	(0.02)	(0.25)	—	(0.25)	9.32	(0.20)%	205,138	0.23%	0.23%	2.24%	17	%(c)
The Short-Term Municipal Bond Portfolio
HC Strategic Shares
Six Months ended December 31, 2022 (Unaudited)	$9.60	$0.06	(b)	$(0.03)	$0.03	$(0.07)	$—	$(0.07)	$9.56	0.36%	$79,157	0.29%	0.29%	1.31%	18%
Year Ended June 30, 2022	10.01	0.08	(b)	(0.41)	(0.33)	(0.08)	—	(0.08)	9.60	(3.27)%	140,020	0.28%	0.28%	0.82%	32%
Year Ended June 30, 2021	10.05	0.09	(b)	(0.04)	0.05	(0.09)	— (d)	(0.09)	10.01	0.51%	150,484	0.28%	0.28%	0.91%	18%
Year Ended June 30, 2020	9.93	0.14	(b)	0.12	0.26	(0.14)	—	(0.14)	10.05	2.68%	135,065	0.28%	0.28%	1.44%	21%
Year Ended June 30, 2019	9.80	0.15	(b)	0.13	0.28	(0.15)	—	(0.15)	9.93	2.88%	106,274	0.28%	0.28%	1.56%	15%
Year Ended June 30, 2018	9.87	0.11		(0.08)	0.03	(0.10)	—	(0.10)	9.80	0.34%	79,612	0.33%	0.33%	1.23%	19%

(a)	Portfolio Turnover is calculated on the basis of the Portfolio as a whole, without distinguishing between the classes of shares issued.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(c)	Portfolio Turnover does not include TBA security transactions.
(d)	Amounts round to less than $0.005 per share.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (concluded)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting from Operations				Distributions to Shareholders:						Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized/ Unrealized Gains/ (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers*(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers*(b)	Ratio of Net Investment Income/ (Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Intermediate Term Municipal Bond Portfolio
HC Strategic Shares
Six Months ended December 31, 2022 (Unaudited)	$9.63	$0.09	(d)	$(0.01)	$0.08	$(0.09)	$—	$(0.09)	$9.62	0.82%	$324,043	0.31%	0.31%	1.78%	15%
Year Ended June 30, 2022	10.42	0.16	(d)	(0.77)	(0.61)	(0.16)	(0.02)	(0.18)	9.63	(5.98)%	371,098	0.31%	0.31%	1.56%	7%
Year Ended June 30, 2021	10.32	0.17	(d)	0.11	0.28	(0.18)	—	(0.18)	10.42	2.70%	388,073	0.30%	0.30%	1.61%	17%
Year Ended June 30, 2020	10.21	0.20	(d)	0.12	0.32	(0.20)	(0.01)	(0.21)	10.32	3.21%	391,308	0.31%	0.31%	1.92%	36%
Year Ended June 30, 2019	9.90	0.22	(d)	0.31	0.53	(0.22)	—	(0.22)	10.21	5.45%	393,097	0.32%	0.32%	2.21%	27%
Year Ended June 30, 2018	10.08	0.19		(0.18)	0.01	(0.19)	—	(0.19)	9.90	0.13%	383,200	0.29%	0.29%	1.94%	26%
HC Advisors Shares
Period Ended June 30, 2019(e)	$9.90	$0.22	(d)	$0.32	$0.54	$(0.19)	$—	$(0.19)	$10.25	5.48%	$—	0.57%	0.31%	2.20%	27%
Year Ended June 30, 2018	10.08	0.20		(0.19)	0.01	(0.19)	—	(0.19)	9.90	0.14%	1,008	0.54%	0.29%	1.94%	26%
The Intermediate Term Municipal Bond II Portfolio
HC Strategic Shares
Six Months ended December 31, 2022 (Unaudited)	$9.35	$0.09	(d)	$(0.36)	$(0.27)	$(0.10)	$—	$(0.10)	$8.98	(2.88)%	$77,325	0.37%	0.37%	2.01%	9%
Year Ended June 30, 2022	10.64	0.20	(d)	(1.17)	(0.97)	(0.20)	(0.12)	(0.32)	9.35	(9.35)%	87,001	0.37%	0.37%	1.96%	22%
Year Ended June 30, 2021	10.54	0.19	(d)	0.11	0.30	(0.19)	(0.01)	(0.20)	10.64	2.92%	89,738	0.32%	0.32%	1.80%	39%
Year Ended June 30, 2020	10.38	0.20	(d)	0.18	0.38	(0.21)	(0.01)	(0.22)	10.54	3.69%	79,986	0.30%	0.30%	1.95%	8%
Year Ended June 30, 2019	10.09	0.22	(d)	0.30	0.52	(0.22)	(0.01)	(0.23)	10.38	5.26%	78,705	0.31%	0.31%	2.16%	17%
Year Ended June 30, 2018	10.30	0.22		(0.21)	0.01	(0.22)	— (f)	(0.22)	10.09	0.07%	77,455	0.27%	0.27%	2.14%	22%
HC Advisors Shares
Period Ended June 30, 2019(e)	$10.09	$0.22	(d)	$0.05	$0.27	$(0.18)	$(0.01)	$(0.19)	$10.17	2.78%	$—	0.56%	0.30%	2.18%	17%
Year Ended June 30, 2018	10.30	0.22		(0.21)	0.01	(0.22)	— (f)	(0.22)	10.09	0.07%	260	0.52%	0.27%	2.13%	22%

*	The expense ratios reflected do not include acquired fund fees and expenses of investment companies, in which a portfolio invests.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Per share amounts are based on average shares outstanding.
(e)	HC Advisors Shares are still offered, but were fully redeemed on May 1, 2019.
(f)	Amount rounds to less than $0.005 per share.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Notes to Financial Statements — December 31, 2022 (Unaudited)

1. DESCRIPTION. HC Capital Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management series investment company. The Trust is a Delaware statutory trust which was organized on December 15, 1994. As of December 31, 2022, the Trust offered seventeen separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Institutional U.S. Equity Portfolio (“Institutional U.S. Portfolio”), The Small Capitalization-Mid Capitalization Equity Portfolio (“Small Cap-Mid Cap Portfolio”), The ESG Growth Portfolio (“ESG Growth Portfolio”), The Catholic SRI Growth Portfolio (“Catholic SRI Growth Portfolio”), The International Equity Portfolio (“International Portfolio”), The Institutional International Equity Portfolio (“Institutional International Portfolio”), The Emerging Markets Portfolio (“Emerging Markets Portfolio”), The Core Fixed Income Portfolio (“Core Fixed Income Portfolio”), The Corporate Opportunities Portfolio (“Corporate Opportunities Portfolio”), The U.S. Government Fixed Income Securities Portfolio (“U.S. Government Fixed Income Portfolio”), The U.S. Corporate Fixed Income Securities Portfolio (“U.S. Corporate Fixed Income Portfolio”), The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (“U.S. Mortgage/Asset Backed Fixed Income Portfolio”), The Short-Term Municipal Bond Portfolio (“Short-Term Municipal Portfolio”), The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”), and The Intermediate Term Municipal Bond II Portfolio (“Intermediate Municipal II Portfolio) (each a “Portfolio” and collectively the “Portfolios”).

Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each in two classes of shares: HC Advisors Shares and HC Strategic Shares. As of December 31, 2022, the HC Advisors Shares were not active for any of the Portfolios. Each class of shares for each of the Portfolios has identical rights and privileges except with respect to voting rights on matters affecting a single class of shares. The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan & Co., LLC.

As of December 31, 2022, all Portfolios in the Trust are diversified Portfolios under the 1940 Act.

As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements. The Portfolios are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services — Investment Companies.” The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The presentation of the Portfolios’ financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Portfolio Valuation. The net asset value (“NAV”) per share of each Portfolio is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. Each class’s NAV per share is calculated by adding the market value or fair value, as applicable, of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares.

B. Securities Valuation. Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to such procedures, the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any security, the Board has designated the Adviser as its fair valuation designee to perform fair value determinations. The fair valuation process is designed to value the security at the price the Portfolio would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2022 (Unaudited)

For disclosure purposes, the Trust has a three-tier fair value hierarchy that is dependent upon the observability of various “inputs” used to determine the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

●    Level 1 — quoted prices in active markets for identical assets that each Portfolio has the ability to access

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfer in and out of an assigned level within the fair value hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Equity Securities (Common and Preferred Stock, Exchange-Traded Funds and Closed-End Funds): Readily marketable portfolio securities listed on a securities exchange, including Nasdaq, are valued at the closing price on the exchange or at the Nasdaq Official Closing Price. If there have been no sales on such exchange, the securities are valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Readily marketable securities traded only in the over-the-counter market are valued at the closing price and are typically categorized as Level 1 in the fair value hierarchy, or, if there have been no sales, are valued at the mean of the last reported bid and asked prices and are typically categorized as Level 2 in the fair value hierarchy.

Securities listed on a foreign exchange are valued at the closing price on that exchange, provided that where the prices of such securities are denominated in foreign currencies, such prices are converted into U.S. dollars at the bid price of such currencies against U.S. dollars at the time of the NAV calculation. If there have been no sales on such exchange, the security is valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the NAV is calculated. Such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, a Portfolio may use a systematic valuation model provided by an independent third party to fair value its international securities. Such systematic valuations are typically categorized as Level 2 in the fair value hierarchy.

Mutual Funds: Mutual funds are valued at their respective daily net asset value and are typically categorized as Level 1 in the fair value hierarchy.

Fixed Income Securities (Corporate, Municipal and Foreign Bonds, U.S. Government and Agency Securities): Fixed income securities are valued using various inputs including benchmark yields, reported trades, broker/ dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy.

Asset-Backed and Mortgage-Backed Securities: In addition to the inputs discussed above for fixed-income securities, asset-backed and mortgage-backed securities are valued using new issue data, monthly payment information and collateral performance, and are typically categorized as Level 2 in the fair value hierarchy.

Short-Term Obligations: Short-term obligations with maturities of 60 days or less may also be valued at amortized cost, which constitutes fair value as determined by the Board. Such securities are typically categorized as Level 2 in the fair value hierarchy.

Derivative Instruments (Futures, Options, Swaps and Forward Currency Contracts): Swaps are valued using interdealer broker rates, benchmark yields, and swap details and are typically categorized as Level 2 in the fair value hierarchy. Exchange traded futures, swaps and options are valued using quoted prices from the exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are valued using market quotes posted by major currency dealers and are typically categorized as Level 2 in the fair value hierarchy.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2022 (Unaudited)

The following is a summary of the inputs used to value the following Portfolios’ securities as of December 31, 2022 (amounts in thousands). The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investments for each Portfolio.

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs		Total
Value Portfolio
Common Stocks	$575,086	$—	$—		$575,086
Investment Company	6,350	—	—		6,350
Total Investment Securities	$581,436	$—	$—		$581,436
Other Financial Instruments[1]
Futures	$43	$—	$—		$43
Total Investments	$581,479	$—	$—		$581,479

Growth Portfolio
Common Stocks	$678,845	$—	$—		$678,845
Investment Companies	3,671	—	—		3,671
Total Investment Securities	$682,516	$—	$—		$682,516
Other Financial Instruments[1]
Futures	$(24)	$—	$—		$(24)
Total Investments	$682,492	$—	$—		$682,492

Institutional U.S. Portfolio
Common Stocks	$1,691,828	$—	$—		$1,691,828
Contingent Right	—	—	—	[2]	—
Exchange-Traded Fund	111,025	—	—		111,025
Investment Companies	649,402	—	—		649,402
Total Investment Securities	$2,452,255	$—	$—		$2,452,255
Other Financial Instruments[1]
Futures	$(22,875)	$—	$—		$(22,875)
Total Investments	$2,429,380	$—	$—		$2,429,380

Small Cap-Mid Cap Portfolio
Common Stocks	$68,278	$5	$—		$68,283
Contingent Rights	62	1	—	[2]	63
Investment Companies	3,756	—	—		3,756
Total Investment Securities	$72,096	$6	$—		$72,102
Other Financial Instruments[1]
Futures	$(49)	$—	$—		$(49)
Total Investments	$72,047	$6	$—		$72,053

ESG Growth Portfolio
Common Stocks	$146,149	$—	$—	[2]	$146,149
Preferred Stocks	67	—	—		67

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2022 (Unaudited)

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs		Total
ESG Growth Portfolio (continued)
Investment Company	$151	$—	$—		$151
Total Investment Securities	$146,367	$—	$—		$146,367

Catholic SRI Growth Portfolio
Common Stocks	$24,041	$—	$—	[2]	$24,041
Preferred Stocks	31	—	—		31
Investment Companies	27	—	—		27
Total Investment Securities	$24,099	$—	$—		$24,099

International Portfolio
Common Stocks	$488,091	$—	$—	[2]	$488,091
Preferred Stocks	2,488	—	—		2,488
Investment Companies	17,838	—	—		17,838
Purchased Options	101	—	—		101
Total Investment Securities	$508,518	$—	$—		$508,518
Other Financial Instruments[1]
Future	$(425)	$—	$—		$(425)
Written Options	(210)	—	—		(210)
Total Investments	$507,883	$—	$—		$507,883

Institutional International Portfolio
Common Stocks	$442,192	$—	$—	[2]	$442,192
Preferred Stocks	1,672	—	—		1,672
Rights	3	—	—		3
Exchange-Traded Fund	59	—	—		59
Investment Companies	168,900	—	—		168,900
Purchased Options	838	—	—		838
Total Investment Securities	$613,664	$—	$—		$613,664
Other Financial Instruments[1]
Future	$621	$—	$—		$621
Written Options	(1,470)	—	—		(1,470)
Total Investments	$612,719	$—	$—		$612,719

Emerging Markets Portfolio
Common Stocks	$579,777	$4,356	$—	[2]	$584,133
Preferred Stocks	8,457	—	—		8,457
Rights	—	—	—	[2]	—
Investment Companies	55,690	—	—		55,690
Purchased Options	155	—	—		155
Total Investment Securities	$644,079	$4,356	$—		$648,435

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2022 (Unaudited)

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs		Total
Emerging Markets Portfolio (continued)
Other Financial Instruments[1]
Futures	$(1,051)	$—	$—		$(1,051)
Written Options	(310)	—	—		(310)
Total Return Swaps	—	(915)	—		(915)
Total Investments	$642,718	$3,441	$—		$646,159

Core Fixed Income Portfolio
Asset Backed Securities	$—	$89	$—		$89
Collateralized Mortgage Obligations	—	622	—		622
U.S. Government Agency Mortgages	—	8,990	—		8,990
U.S. Government Agency Securities	—	630	—		630
Corporate Bonds	—	10,267	—		10,267
U.S. Treasury Obligations	—	20,587	—		20,587
Yankee Dollars	—	1,307	—		1,307
Exchange-Traded Fund	18,521	—	—		18,521
Investment Companies	4,597	—	—		4,597
Total Investment Securities	$23,118	$42,492	$—		$65,610

Corporate Opportunities Portfolio
Common Stock	$—	$—	$—	[2]	$—
Investment Companies	220,240	—	—		220,240
Total Investment Securities	$220,240	$—	$—		$220,240
Other Financial Instruments[1]
Futures	$(2,263)	$—	$—		$(2,263)
Total Investments	$217,977		$—		$217,977

U.S. Government Fixed Income Portfolio
U.S. Government Agency Securities	$—	$12,363	$—		$12,363
U.S. Treasury Obligations	—	428,457	—		428,457
Yankee Dollar	—	115	—		115
Exchange-Traded Fund	476,559	—	—		476,559
Investment Companies	9,200	—	—		9,200
Total Investment Securities	$485,759	$440,935	$—		$926,694
Other Financial Instruments[1]
Futures.	$(24)	$—	$—		$(24)
Total Investments.	$485,735	$440,935	$—		$926,670

U.S. Corporate Fixed Income Portfolio
Corporate Bonds	$—	$192,383	$—		$192,383
Yankee Dollars	—	23,098	—		23,098
Exchange-Traded Fund	37,828	—	37,828

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2022 (Unaudited)

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
U.S. Corporate Fixed Income Portfolio (continued)
Investment Companies	$4,438	$—	$—	$4,438
Total Investment Securities	$42,266	$215,481	$—	$257,747

U.S. Mortgage/Asset Backed Fixed Income Portfolio
Asset Backed Securities	$—	$2,120	$—	$2,120
Collateralized Mortgage Obligations	—	11,846	—	11,846
U.S. Government Agency Mortgages	—	176,103	—	176,103
Corporate Bonds	—	212	—	212
Investment Company	41,961	—	—	41,961
Total Investment Securities	$41,961	$190,281	$—	$232,242
Other Financial Instruments[1]
TBA Sale Commitments	$—	$(693)	$—	$(693)
Total Investments	$41,961	$189,588	$—	$231,549

Short-Term Municipal Portfolio
Municipal Bonds	$—	$79,868	$—	$79,868
Investment Company	1,808	—	—	1,808
Total Investment Securities	$1,808	$79,868	$—	$81,676

Intermediate Municipal Portfolio
Municipal Bonds	$—	$322,678	$—	$322,678
Total Investment Securities	$—	$322,678	$—	$322,678

Intermediate Municipal II Portfolio
Municipal Bonds	$—	$36,867	$—	$36,867
Investment Companies	39,872	—	—	39,872
Total Investment Securities	$39,872	$36,867	$—	$76,739

Amounts designated as “—” are $0 or have been rounded to $0.

[1]

Other Financial Instruments are TBA sale commitments or derivative instruments not reflected in the total investment securities, such as futures, which are valued at the unrealized appreciation/(depreciation) on the instrument and written options and swap agreements, which are valued at fair value.

[2]

A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with the additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period. As of December 31, 2022, Level 3 investments were 0.00% of net assets and are not considered significant.

The Portfolios’ financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

C. Securities Transactions and Investment Income. For financial reporting purposes, portfolio securities transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recognized on the ex-dividend date and foreign dividends are recognized as soon as reliable information is available from the Portfolio’s sources. Interest income, including amortization of premium and accretion of discount on investments, is accrued daily. Pay-in-kind interest income and

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2022 (Unaudited)

non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold to the net sales proceeds. Realized gains and losses from principal payment transactions on mortgage-backed and asset-backed securities are classified as investment income or loss for financial reporting purposes.

For certain securities, including real estate investment trusts, the Portfolio records distributions received in excess of income as a reduction of the cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolio records adjustments to the estimated amounts of the components of distributions to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.

D. Restricted Securities. A restricted security is a security that cannot be offered for public sale without prior registration under the Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid.

E. Allocations. Expenses directly attributable to a Portfolio are charged to that Portfolio. Class-specific expenses, if any, are borne by that class. Other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio or by another appropriate method. Income, non-class-specific expenses and realized and unrealized gains and losses are allocated to the respective classes based on relative net assets.

F. Dividends and Capital Gain Distributions to Shareholders. The Core Fixed Income Portfolio, U.S. Government Fixed Income Portfolio, U.S. Corporate Fixed Income Portfolio, U.S. Mortgage/Asset Backed Fixed Income Portfolio, Short-Term Municipal Portfolio, Intermediate Municipal Portfolio and Intermediate Municipal II Portfolio declare and distribute dividends from net investment income, if any, on a monthly basis. The Value Portfolio, Growth Portfolio, Institutional U.S. Portfolio, Small Cap-Mid Cap Portfolio, ESG Growth Portfolio, Catholic SRI Growth Portfolio and Corporate Opportunities Portfolio declare and distribute dividends from net investment income, if any, on a quarterly basis. The International Portfolio and Institutional International Portfolio declare and distribute dividends from net investment income, if any, on a semiannual basis. The Emerging Markets Portfolio declares and distributes dividends from net investment income, if any, on an annual basis. Net realized capital gains, if any, are declared and distributed at least annually by each Portfolio

G. Repurchase Agreements. Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security from the Portfolio at an agreed-upon price and date. Repurchase agreements may involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the seller’s obligation to repurchase is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by cash and/or government securities (as defined in the 1940 Act). If approved by the Adviser, repurchase agreements may also be fully collateralized by other securities that, at the time the repurchase agreement is entered into, are determined by the Board, or its authorized delegate, to be (i) issued by an issuer that has an exceptionally strong capacity to meet its obligations on the collateral, and (ii) sufficiently liquid that they can be sold by the Portfolio at approximately their carrying value in the ordinary course of business within seven calendar days. Master Repurchase Agreements (“MRA”) permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Portfolios. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Portfolios receive securities as collateral with a market value in excess of the repurchase price to be received by the Portfolios upon the maturity of the transaction. Upon a bankruptcy or insolvency of the counterparty, the Portfolios would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2022 (Unaudited)

H. TBA Purchase and Sale Commitments. Certain of the Portfolios may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBA commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities Valuation” above.

I. Commission Recapture. Certain of the Portfolios participate in a commission recapture program. These Portfolios will utilize the recaptured commissions to pay for, in whole or in part, certain expenses of the Portfolios, excluding investment advisory and distribution fees. The expenses eligible to be paid will include, but are not limited to, administrative service fees, audit fees, custodian fees, legal fees and printing expenses, as directed by the Trust. These amounts are disclosed as “Expenses paid indirectly” on the Statements of Operations.

For the period ended December 31, 2022, the following commissions were recaptured:

Portfolio	Commissions Recaptured (000)
Growth Portfolio	$1
Institutional U.S. Portfolio	6

J. Foreign Exchange Transactions. The books and records of the Portfolios are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statements of Operations:

i) value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and

ii) purchases and sales of investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.

The Portfolios do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments.

Dividends and interest from non-U.S. sources received by a Portfolio are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Portfolio intends to, if reasonable, undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of a Portfolio’s total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, the Portfolio may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

The Portfolios may be subject to foreign taxes on gains in investments or currency repatriation. The Portfolios accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

K. Derivative Instruments. Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts, financial futures contracts, options contracts and swap agreements.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2022 (Unaudited)

The following is a summary of the fair value of derivative instruments held by the Portfolios as of December 31, 2022 (amounts in thousands).

	Assets
Portfolio	Unrealized appreciation on futures contracts*	Investments, at value for purchased options	Swap agreements, at value*
Equity Risk Exposure:
Value Portfolio	$43	$—	$—
Growth Portfolio	4	—	—
International Portfolio	19	149	—
Institutional International Portfolio	184	811	—
Emerging Markets Portfolio	28	192	1,511

	Liabilities
Portfolio	Unrealized depreciation on futures contracts*	Written options, at fair value	Swap agreements, at value*
Equity Risk Exposure:
Growth Portfolio	$28	$—	$—
Institutional U.S. Portfolio	22,875	—	—
Small Cap-Mid Cap Portfolio	49	—	—
International Portfolio	444	210	—
Institutional International Portfolio	805	1,470	—
Emerging Markets Portfolio	1,079	310	2,426
Corporate Opportunities Portfolio	(3,101)	—	—
Interest Rate Risk Exposure:
Corporate Opportunities Portfolio	1,473	—	—
U.S. Government Fixed Income Portfolio	(24)	—	—

Amounts designated as “—” are $0 or have been rounded to $0.

*	Total fair value is presented by Primary Risk Exposure. For futures contracts, the amounts represent their cumulative appreciation/depreciation, which includes movements of variation margin.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2022 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statements of Operations for the period ended December 31, 2022 (amounts in thousands):

Portfolio	Net realized gains/(losses) from futures transactions	Net realized gains/(losses) from written options transactions	Net realized gains/(losses) from purchased options transactions	Net realized gains/(losses) from swap transactions
Equity Risk Exposure:
Value Portfolio	$106	$—	$—	$—
Growth Portfolio	807	—	—	—
Institutional U.S Portfolio	29,710	—	—	—
Small Cap-Mid Cap Portfolio	(21)	—	—	—
ESG Growth Portfolio	(9)	—	—	—
International Portfolio	3,973	1,153	(1,117)	—
Institutional International Portfolio	4,531	6,593	(7,263)	—
Emerging Markets Portfolio	641	1,507	(1,505)	(6,271)
Corporate Opportunities Portfolio	5,767	—	—	—
Interest Rate Risk Exposure:
Corporate Opportunities Portfolio	(6,390)	—	—	—
U.S. Government Fixed Income Portfolio	224	12	—	—

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
Portfolio	Change in unrealized appreciation/ (depreciation) on futures	Change in unrealized appreciation/ (depreciation) on written options	Change in unrealized appreciation/ (depreciation) on purchased options	Change in unrealized appreciation/ (depreciation) on swaps
Equity Risk Exposure:
Value Portfolio	$15	$—	$—	$—
Growth Portfolio	(64)	—		—
Institutional U.S. Portfolio	(26,303)	—	—	—
Small Cap-Mid Cap Portfolio	137	—	—	—
International Portfolio	(639)	220	(71)	—
Institutional International Portfolio	(1,626)	993	(182)	—
Emerging Markets Portfolio	(1,056)	275	(83)	(9,952)
Corporate Opportunities Portfolio	(1,628)	—	—	—
U.S. Government Fixed Income Portfolio	(24)	—	—	—

Amounts designated as “—” are $0 or have been rounded to $0.

The Trust may be subject to master netting agreements (“MNA”) that allow for amounts owed between a Portfolio and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the counterparty. The MNA do not apply to amounts owed to/from different counterparties. The amounts shown in

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2022 (Unaudited)

the Statements of Assets and Liabilities do not take into consideration the effects of legally enforceable MNA. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Portfolio’s ability to transact net amounts with counterparties at December 31, 2022.

As of December 31, 2022, each Portfolio’s derivative assets and liabilities by type are as follows (amounts in thousands):

	Value Portfolio		Growth Portfolio		Institutional U.S. Portfolio
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$43	$—	$4	$28	$—	$22,875
Total derivative assets and liabilities on the Statements of Assets and Liabilities	43				—
Derivatives not subject to a MNA or similar agreement	(43)	—	(4)	(28)	—	(22,875)
Total assets and liabilities subject to a MNA	$—	$—	$—	$—	$—	$—

	Small Cap-Mid Cap Portfolio		International Portfolio		Institutional International Portfolio
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$—	$49	$19	$444	$184	$805
Options on futures contracts*	—	—	101	210	838	1,470
Total derivative assets and liabilities on the Statements of Assets and Liabilities	—	49	120	654	1,022	2,275
Derivatives not subject to a MNA or similar agreement	—	(49)	—	—	—	—
Total assets and liabilities subject to a MNA	$—	$—	—	$—	$—	$—

	Emerging Markets Portfolio		Corporate Opportunities Portfolio
	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$28	$1,079	$—	$2,263
Options on futures contracts*	155	310	—	—
Swap agreements	1,511	2,426	—	—
Total derivative assets and liabilities on the Statements of Assets and Liabilities	1,694	3,815	—	2,263
Derivatives not subject to a MNA or similar agreement	(28)	(1,079)	—	—
Total assets and liabilities subject to a MNA	$1,666	$2,736	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

*	Includes options contracts purchased at value as reported on the Statements of Assets and Liabilities.

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Notes to Financial Statements (continued) — December 31, 2022 (Unaudited)

The following table represents the Emerging Markets Portfolio’s derivative assets by counterparty, net of amounts available for offset under an MNA and net of the related collateral received by the Portfolio as of December 31, 2022 (amounts in thousands).

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets
Emerging Markets Portfolio
Morgan Stanley	$1,511	$(1,511)	$—	$—	$—
Total	$1,511	$(1,511)	$—	$—	$—

The following table represents the Emerging Markets Portfolio’s derivative liabilities by counterparty, net of amounts available for offset under an MNA and net of the related collateral pledged by the Portfolio as of December 31, 2022 (amounts in thousands).

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities
Emerging Markets Portfolio
Morgan Stanley	$(2,426)	$1,511	$—	$—	$(915)
Total	$(2,426)	$1,511	$—	$—	$(915)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)

The actual collateral received or pledged may be in excess of the amounts shown in the tables. The tables only reflect collateral amounts up to the amount of the financial instruments disclosed on the Statements of Assets and Liabilities.

Forward Currency Contracts: Certain of the Portfolios may be subject to currency exchange rate risk in the normal course of pursuing their investment objectives. A Portfolio enters into forward currency contracts (“forward contracts”) for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings. A forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the forward contract fluctuates with changes in currency exchange rates. The forward contract is marked-to-market daily and the change in value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. The Portfolio is subject to credit risk, which is the risk that the counterparty is unable to meet the terms of a forward contract, and market risk, which is the risk that the value of the currency changes unfavorably.

Forward contracts may involve credit or market risk in excess of the amounts reflected on a Portfolio’s Statement of Assets and Liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such forward contracts is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward contracts held are recorded for financial reporting purposes as net unrealized gains or losses. In addition, at December 31, 2022, the Portfolios entered into currency contracts to settle trades in foreign currencies. These transactions are included in “Receivable from investments sold” and “Payable for investments purchased” on the Statements of Assets and Liabilities. The Portfolios did not invest in forward currency contracts during the period ended December 31, 2022.

Financial Futures Contracts: Certain of the Portfolios may be subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may invest in financial futures contracts (“futures contracts”) in order to reduce such risks, as part of their investment strategies or to gain exposure to or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures

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Notes to Financial Statements (continued) — December 31, 2022 (Unaudited)

contract, a Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” may be made or received by a Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instrument. A Portfolio recognizes a gain or loss equal to the daily variation margin, which is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). When a futures contract is closed, a realized gain or loss is recorded as “Net realized gains/(losses) from futures transactions” on the Statement of Operations. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures contracts, there is minimal counterparty credit risk to the Portfolios since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default. Securities designated as collateral for market value on futures contracts are noted in each Portfolio’s Portfolio of Investments (if applicable). Such collateral is held with the broker. The notional value of the futures contracts outstanding at December 31, 2022, and the month-end average notional amount for the period ended December 31, 2022 are detailed in the table below:

	Outstanding Notional Amount (000)		Monthly Average Notional Amount (000)
Futures Contracts:	Long	Short	Long	Short
Value Portfolio	$4,940	$—	$5,268	$—
Growth Portfolio	2,729	—	7,199	—
Institutional U.S. Portfolio	735,896	—	747,852	—
Small Cap-Mid Cap Portfolio	2,125	—	3,262	—
ESG Growth Portfolio	—	—	162	—
International Portfolio	23,100	386	19,641	2,161
Institutional International Portfolio	26,512	3,861	31,248	10,069
Emerging Markets Portfolio	68,021	579	70,291	2,887
Corporate Opportunities Portfolio	175,456	—	197,529	—
U.S. Government Fixed Income Portfolio	10,219	—	3,425	—

Amounts designated as “—” are $0 or have been rounded to $0.

Purchased Options Contracts: Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. In order to reduce such risks, as part of their investment strategies and/ or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, certain of the Portfolios may purchase put or call options. Options contracts provide the purchaser with the right, but not the obligation, to buy or sell (call or put option, respectively) a financial instrument at the exercise price. The Portfolio pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. When an option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain or loss on the transaction.

Written Options Contracts: Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. In order to reduce such risks, as part of their investment strategies and/or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, certain of the Portfolios may write put or call options. Premiums received from written options contracts are recorded as liabilities on the Statement of Assets and Liabilities and are marked-to-market to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Realized gains and losses are reported as “Net realized gains/(losses) from written options transactions” on the Statement of Operations (if applicable). When writing an option, the Portfolio bears the market risk of unfavorable changes in the price of the underlying instrument.

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Notes to Financial Statements (continued) — December 31, 2022 (Unaudited)

With exchange-traded options, there is minimal counterparty credit risk to the Portfolios since the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. With over-the-counter options, the Portfolios bear the risk that counterparties will be unable to perform under the terms of the contracts.

The notional value of purchased and written options outstanding at December 31, 2022 and the month-end average notional amount for the period ended December 31, 2022 are detailed in the table below:

Purchased Option Contracts:	Outstanding Notional Amount (000)	Monthly Average Notional Amount (000)
International Portfolio	$4,768	$11,786
Institutional International Portfolio	35,975	74,246
Emerging Markets Portfolio	7,070	15,989

Written Option Contracts:	Outstanding Notional Amount (000)	Monthly Average Notional Amount (000)
International Portfolio	$23,461	$29,231
Institutional International Portfolio	148,972	169,999
Emerging Markets Portfolio	33,731	39,109

Swap Agreements: Certain of the Portfolios may enter into swap agreements (“swaps”) for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency. A swap is a two-party contract entered into for periods ranging from one day to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or cleared through a third party, known as a clearing organization (“centrally cleared swap”). Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation or depreciation on swap agreements on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin on swap agreements on the Statement of Assets and Liabilities.

Total Return Swaps: Certain of the Portfolios may enter into total return swaps to gain or mitigate exposure to the underlying securities or indices. In “long” total return swaps, the counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the swaps would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Portfolio will agree to pay to the counterparty an amount equal to a fixed or floating rate of interest on the notional amount of the swaps plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Total return swaps do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, is maintained at the broker-dealer or the Portfolio’s custodian. Until a total return swap is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Portfolio on the notional amount is recorded as “change in unrealized appreciation/depreciation on swaps” and, when cash is exchanged, the gain or loss realized is recorded as “net realized gains/(losses) from swap transactions.” A

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Notes to Financial Statements (continued) — December 31, 2022 (Unaudited)

Portfolio may enter into total return swaps that provide the opposite return of its benchmark index or security (“short” the index or security). Its operations are similar to those swaps disclosed above except that the counterparty pays interest to the Portfolio on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swaps plus, in certain instances, the Portfolio will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted against any unrealized appreciation or depreciation to determine the value of the swaps.

The primary risks associated with the use of swaps are an imperfect correlation between the prices of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform under the agreement. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The Portfolio will bear the counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members will satisfy obligations to the Portfolio. The unrealized gain or loss at December 31, 2022 is disclosed in the swap tables included in the Portfolios of Investments. The notional value of the swap agreements outstanding at December 31, 2022 and the month-end average notional amount for the period ended December 31, 2022 are detailed in the table below:

Total Return Swap Agreements:	Outstanding Notional Amount (000)	Monthly Average Notional Amount (000)
Emerging Markets Portfolio	$50,818	$54,334

L. Securities Lending. Certain of the Portfolios may lend their portfolio securities to broker-dealers pursuant to a Master Securities Lending Agreement (“MSLA”) that requires the borrower to post collateral equal to at least the market value of the securities loaned, which is marked-to-market on a daily basis. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The Portfolios will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Portfolios pay various fees in connection with the investment of the collateral. Any voting rights, or rights to consent, relating to securities loaned, pass to the borrower. Currently cash collateral received by a Portfolio in securities lending transactions may only be invested in repurchase agreements or money market funds that invest in U.S. treasury obligations. A Portfolio bears the risk of such investments. Securities on loan at December 31, 2022 are presented in the Portfolios of Investments. The Portfolios pay the Securities Lending Agent fees based on the investment income received from securities lending activities as reflected on the Statements of Operations.

Cash collateral received from the borrower is recorded on the Statements of Assets and Liabilities as “Payable for collateral received on loaned securities.” Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by the Portfolios as an investment, at value on the Statements of Assets and Liabilities. The Portfolios may receive non-cash collateral in the form of securities such as U.S. treasuries, which the Portfolios may not sell or re-pledge and accordingly are not reflected on the Statements of Assets and Liabilities.

Securities lending transactions are entered into by a Portfolio under a MSLA which permits the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Portfolio to the same counterparty against amounts to be received and create a net payment due to or from the Portfolio.

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Notes to Financial Statements (continued) — December 31, 2022 (Unaudited)

The following table is a summary of the Portfolios’ securities lending transactions accounted for as secured borrowings, which are subject to offset under an MSLA, at December 31, 2022 (amounts in thousands):

Portfolio	Value of Securities on Loan	Value of Collateral Received*	Net Amount
Institutional U.S. Portfolio	$40	$40	$—
Small Cap-Mid Cap Portfolio	211	211	—
Catholic SRI Growth Portfolio	7	7	—
Institutional International Portfolio	885	378	507
Emerging Markets Portfolio	1,815	162	1,653
U.S. Corporate Fixed Income Portfolio	5	5	—

Amounts designated as “—” are $0 or have been round to $0.

*

The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the value of securities on loan as disclosed in the Portfolios of Investments and excludes any non-cash collateral received. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day.

Securities lending transactions as of December 31, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Collateral Held
Portfolio	Overnight and Continuous - Investment Companies		Total*
Value Portfolio	$284		$284
Growth Portfolio	368		368
Institutional U.S. Portfolio	1,232		1,232
Small Cap-Mid Cap Portfolio	180		180
Catholic SRI Growth Portfolio	7		7
Institutional International Portfolio	1,841		1,841
Emerging Markets Portfolio	99		99
Corporate Opportunities	1,177	**	1,177
U.S. Corporate Fixed Income Portfolio	396		396

*	Excludes non-cash collateral received with a value of (amounts in thousands) $579 and $1,793, Institutional International Portfolio and Emerging Markets Portfolio, respectively.

**	Represents collateral received from prior securities lending activity.

M. Recent Accounting Pronouncements. In March 2020, the FASB issued Accounting Standards Update No. 2020-04 (“ASU 2020 – 04”), “Reference Rate Reform (Topic 840): Facilitation of the Effects of Reference Rate Reform on Financial Reporting”, ASU 2020 – 04 provides the Portfolios with optional guidance to ease the potential accounting burden associated with transitioning away from reference rates (e.g. LIBOR) that are expected to be discontinued. ASU 2020-04 allows, among other things, certain contract modifications, such as those within the scope of Topic 310 on receivables, to be accounted as a continuation of the existing contract. This ASU was effective upon the issuance. The Portfolios will consider this optional guidance prospectively, if applicable.

3. INVESTMENT ADVISORY AND ADMINISTRATIVE CONTRACTS. The Trust has entered into investment advisory contracts (“Portfolio Management Contracts”) on behalf of each of the Portfolios with one or more investment management organizations (each, a “Specialist Manager”). For the Portfolio(s) it serves, each Specialist Manager is responsible for providing a continuous program of investment management for that portion of the Portfolio allocated to it and for placing all orders for

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Notes to Financial Statements (continued) — December 31, 2022 (Unaudited)

the purchase and sale of securities and other instruments for such portion of the Portfolio. Except as noted, each Specialist Manager earns a fee, accrued daily and paid either monthly or quarterly, based on average daily net assets of that portion of the Portfolio managed.

For the period ended December 31, 2022, the Portfolios incurred the following investment advisory fees, before any applicable fee waivers, with respect to the services of the indicated Specialist Manager(s) as reflected on the Statements of Operations as “Advisory fees.” The following annual fee rates are applied to the portions of the Portfolios that are managed by the Specialist Managers in determining amounts earned, except as footnoted.

Value Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Echo Street Capital Management, LLC	$—	0.65	%(a)(b)
Frontier Capital Management Company, LLC	—	0.45	%(b)(c)
Mellon Investments Corporation (Index Strategy)	—	0.04	%(b)(d)
Mellon Investments Corporation (Factor Strategy)	—	0.065	%(b)(d)
Parametric Portfolio Associates, LLC (Liquidity Strategy)	7	0.25	%(e)
Parametric Portfolio Associates, LLC (Targeted Strategy)	—	0.05	%(b)(f)
Parametric Portfolio Associates, LLC (Tax-Managed Custom Strategy)	241	0.08	%(g)
Parametric Portfolio Associates, LLC (Options Overlay Strategy)	—	0.00	%(b)(h)
Total	$248	0.08%

Growth Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Echo Street Capital Management LLC	$—	0.65	%(a)(b)
Jennison Associates, LLC	236	0.31	%(i)
Mellon Investments Corporation (Index Strategy)	—	0.04	%(b)(d)
Mellon Investments Corporation (Factor Strategy)	—	0.065	%(b)(d)
Parametric Portfolio Associates, LLC (Liquidity Strategy)	7	0.20	%(e)
Parametric Portfolio Associates, LLC (Targeted Strategy)	—	0.05	%(b)(f)
Parametric Portfolio Associates, LLC (Tax-Managed Custom Strategy)	232	0.08	%(g)
Parametric Portfolio Associates, LLC (Options Overlay Strategy)	—	0.00	%(b)(h)
Total	$475	0.13%

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Notes to Financial Statements (continued) — December 31, 2022 (Unaudited)

Institutional U.S. Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Echo Street Capital Management LLC	$929	0.65	%(a)
Frontier Capital Management Company, LLC	—	0.45	%(b)(c)
Jennison Associates, LLC	122	0.31	%(i)
Mellon Investments Corporation (Index Strategy)	205	0.04	%(d)
Mellon Investments Corporation (Factor Strategy)	102	0.065	%(d)
Parametric Portfolio Associates, LLC (Liquidity Strategy)	210	0.06	%(e)
Parametric Portfolio Associates, LLC (Targeted Strategy)	29	0.06	%(f)
Parametric Portfolio Associates, LLC (Options Overlay Strategy)	—	0.00	%(b)(h)
Wellington Management Company, LLP	244	0.73	%(j)
Total	$1,841	0.14%

Small Cap-Mid Cap Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Frontier Capital Management Company, LLC	$—	0.45	%(b)(c)
Mellon Investments Corporation (Index Strategy)	—	0.04	%(b)(d)
Mellon Investments Corporation (Factor Strategy)	—	0.065	%(b)(d)
Parametric Portfolio Associates, LLC (Liquidity Strategy)	6	0.35	%(e)
Parametric Portfolio Associates, LLC (Targeted Strategy)	—	0.05	%(b)(f)
Parametric Portfolio Associates, LLC (Tax-Managed Custom Strategy)	27	0.08	%(g)
Total	$33	0.09%

ESG Growth Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Agincourt Capital Management, LLC	$—	0.12	%(b)
Mellon Investments Corporation	60	0.10%
Parametric Portfolio Associates, LLC (Liquidity Strategy)	5	3.61	%(e)
Parametric Portfolio Associates, LLC (Targeted Strategy)	—	0.05	%(b)(f)
RBC Global Asset Management (U.K.) Limited	77	0.55	%(k)
Total	$142	0.19%

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Notes to Financial Statements (continued) — December 31, 2022 (Unaudited)

Catholic SRI Growth Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Agincourt Capital Management, LLC	$—	0.12	%(b)
Mellon Investments Corporation	12	0.10%
Parametric Portfolio Associates, LLC (Liquidity Strategy)	—	0.05	%(b)(e)
Parametric Portfolio Associates, LLC (Targeted Strategy)	—	0.05	%(b)(f)
Total	$12	0.10%

International Portfolio:

Specialist Manager	Amount Earned (000)	Fee
City of London Investment Management Company, Limited	$—	0.53	%(b)(l)
Mellon Investments Corporation (Developed Markets Strategy)	—	0.05	%(b)(m)
Mellon Investments Corporation (Developed Factor Strategy)	—	0.075	%(b)(m)
Mellon Investments Corporation (Emerging Markets Strategy)	—	0.13	%(b)(m)
Parametric Portfolio Associates, LLC (Liquidity Strategy)	9	0.14	%(e)
Parametric Portfolio Associates, LLC (Targeted Strategy)	—	0.05	%(b)(f)
Parametric Portfolio Associates, LLC (Tax-Managed Custom Strategy)	198	0.08	%(g)
Parametric Portfolio Associates, LLC (Options Overlay Strategy)	33	1.31	%(h)
Total	$240	0.09%

Institutional International Portfolio:

Specialist Manager	Amount Earned (000)	Fee
City of London Investment Management Company, Limited	$404	0.53	%(l)
Mellon Investments Corporation (Developed Markets Strategy)	101	0.05	%(m)
Mellon Investments Corporation (Developed Factor Strategy)	—	0.075	%(b)(m)
Mellon Investments Corporation (Emerging Markets Strategy)	—	0.13	%(b)(m)
Mellon Investments Corporation (Factor Strategy)	19	0.05	%(m)
Parametric Portfolio Associates, LLC (Liquidity Strategy)	12	0.11	%(e)
Parametric Portfolio Associates, LLC (Targeted Strategy)	5	0.05	%(f)
Parametric Portfolio Associates, LLC (Options Overlay Strategy)	33	1.00	%(h)
Total	$574	0.17%

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Notes to Financial Statements (continued) — December 31, 2022 (Unaudited)

Emerging Markets Portfolio:

Specialist Manager	Amount Earned (000)	Fee
City of London Investment Management Company, Limited	$—	1.00	%(b)(n)
Mellon Investments Corporation	384	0.13	%(m)
Parametric Portfolio Associates, LLC (Liquidity Strategy)	21	0.08	%(e)
Parametric Portfolio Associates, LLC (Targeted Strategy)	—	0.05	%(b)(f)
Parametric Portfolio Associates, LLC (Tax-Managed Custom Strategy)	—	0.08	%(b)(g)
Parametric Portfolio Associates, LLC (Options Overlay Strategy)	33	0.78	%(h)
XY Investments (HK) Limited	271	1.00	%(o)
Total	$709	0.20%

Core Fixed Income Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Agincourt Capital Management, LLC	$7	0.08%
Mellon Investments Corporation (U.S. Government, Mortgage and Asset Backed Strategy)	9	0.06%
Mellon Investments Corporation (Corporate Strategy)	—	0.15	%(b)
Parametric Portfolio Associates, LLC (Options Overlay Strategy)	17	0.29	%(p)
Total	$33	0.10%

Corporate Opportunities Portfolio:

Specialist Manager	Amount Earned (000)	Fee
City of London Investment Management Company, Limited	$105	0.45%
Fort Washington Investment Advisors, Inc.	—	0.20	%(b)(q)
MacKay Shields, LLC	—	0.40	%(b)(r)
Mellon Investments Corporation	—	0.25	%(b)
Parametric Portfolio Associates, LLC (Liquidity Strategy)	65	0.07	%(e)
Parametric Portfolio Associates, LLC (Targeted Strategy)	—	0.05	%(b)(f)
Parametric Portfolio Associates, LLC (Options Overlay Strategy)	—	N/A	(b)(h)
Western Asset Management Company, Ltd.	—	0.75	%(b)
Total	$170	0.13%

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Notes to Financial Statements (continued) — December 31, 2022 (Unaudited)

U.S. Government Fixed Income Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Mellon Investments Corporation	$142	0.06%
Parametric Portfolio Associates, LLC (Options Overlay Strategy)	27	0.01	%(p)
	$169	0.04%

U.S. Corporate Fixed Income Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Agincourt Capital Management, LLC	$89	0.08%
Mellon Investments Corporation	—	0.15	%(b)
Parametric Portfolio Associates, LLC (Options Overlay Strategy)	10	0.05	%(p)
Total	$99	0.08%

U.S. Mortgage/Asset Backed Fixed Income Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Mellon Investments Corporation	$58	0.06%
Parametric Portfolio Associates, LLC (Options Overlay Strategy)	—	N/A	(b)(p)
	$58	0.06%

Short-Term Municipal Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Breckinridge Capital Advisors, Inc.	$70	0.125%

Intermediate Municipal Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Breckinridge Capital Advisors, Inc.	$—	0.125	%(b)
City of London Investment Management Company, Limited	—	0.45	%(b)
Insight North America LLC (formerly Mellon Investments Corporation)	312	0.17	%(s)
Parametric Portfolio Associates, LLC (Options Overlay Strategy)	—	N/A	(b)(p)
Total	$312	0.17%

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Notes to Financial Statements (continued) — December 31, 2022 (Unaudited)

Intermediate Municipal II Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Breckinridge Capital Advisors, Inc.	$29	0.125%
City of London Investment Management Company, Limited	37	0.45%
Parametric Portfolio Associates, LLC (Options Overlay Strategy)	—	N/A	(b)(p)
Total	$66	0.17%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)

Echo Street Capital Management LLC (“Echo Street”) receives a fee based on the average daily net assets, payable quarterly, of that portion of assets managed by Echo Street, at the annual rate of 0.85% of the first $50 million of Combined Assets (as defined below); 0.70% of the next $50 million of Combined Assets; 0.60% of the next $100 million of Combined Assets; and 0.55% of Combined Assets in excess of $200 million.

“Combined Assets” shall mean the sum of: the net assets of each portion of the Value Portfolio, Growth Portfolio, and Institutional U.S. Portfolio allocated to Echo Street.

(b)	Specialist Manager approved by the Board but a strategy to which no assets were allocated during the period ended December 31, 2022.

(c)

Frontier Capital Management Company, LLC (“Frontier”) receives a fee based on the average daily net assets of that portion of assets managed by Frontier, at an annual rate of 0.45% on the first $90 million of the Combined Assets (as defined below) and 0.75% of Combined Assets exceeding $90 million.

Frontier’s Portfolio Management Agreement was terminated on August 23, 2022.

(d)

For assets allocated to an Index Strategy, for so long as the Combined Assets (as defined below) are greater than $2 billion, Mellon Investments Corporation (“Mellon”) receives a fee at the annual rate of 0.04% of the average daily net assets of the Account. If the Combined Assets are reduced to $2 billion or less due to withdrawals or redemptions, beginning with the start of the first calendar year following the date on which such withdrawals or redemptions reduced such Combined Assets to $2 billion or less, the fee shall be calculated based on average daily net assets of the Account at annual rate of 0.065%. Index Strategy shall mean a portfolio wherein the Portfolio Manager seeks to approximate, over the long term, the performance of a specific market index.

For assets allocated to a Factor Strategy, for so long as the Combined Assets are greater than $2 billion, the fee shall be at the annual rate of 0.065% of the average daily net assets of the Account. If the Combined Assets are reduced to $2 billion or less due to withdrawals or redemptions, beginning with the start of the first calendar year following the date on which such withdrawal or redemption reduced such Combined Assets to $2 billion or less, the fee shall be calculated based on average daily net assets of the Account at annual rate of 0.075%. Factor Strategy shall mean a portfolio wherein the Portfolio Manager seeks to implement a strategy developed by Hirtle Callaghan & Co. or an affiliate with the objective of obtaining exposure to one or more factors such as value or quality within the U.S. equity markets.

“Combined Assets” shall mean the sum of: the net assets managed by Mellon in the Value Portfolio, Growth Portfolio, Institutional U.S. Portfolio, Small Cap-Mid Cap Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Mellon using these strategies in other investment advisory accounts for which HC Capital Solutions serves as investment adviser.

(e)

With respect to its Liquidity Strategy, Parametric Portfolio Associates, LLC (“Parametric”), a part of the asset management division of Morgan Stanley Investment Management, receives a fee, which shall be calculated daily and payable monthly in arrears, at an annual rate of 0.15% of the first $50 million of the Combined Liquidity Assets (as defined below); 0.10% of the next $100 million of Combined Liquidity Assets; and 0.05% of Combined Liquidity Assets over $150 million. Parametric is also entitled to receive a flat fee of $10,000 per year for each Portfolio. One Twelfth of the flat fee with respect to any given Portfolio will be waived with respect to each calendar month during which no Portfolio assets were allocated to the Liquidity Strategy in that Portfolio.

“Combined Liquidity Assets” shall mean the sum of: the net assets of that portion of each Portfolio managed by Parametric for investment in its Liquidity Strategy.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2022 (Unaudited)

(f)

With respect to its Targeted Strategy, Parametric receives a fee, which shall be calculated daily and payable in arrears at the rate of 0.05%. Parametric is also entitled to receive a flat fee of $5,000 per year for each Portfolio, provided that such fee will be waived with respect to each calendar year during which no Portfolio assets were allocated to the Targeted Strategy in that Portfolio.

(g)

With respect to its Tax-Managed Custom Strategy, Parametric receives a fee, which shall be calculated daily and payable in arrears at the annual rate of 0.10% of the first $250 million of the Combined Tax-Managed Custom Strategy Assets (as defined below); 0.09% of the next $250 million of the Combined Tax-Managed Custom Strategy Assets; 0.08% of the next $500 million of the Combined Tax-Managed Custom Strategy Assets; and 0.07% of the Combined Tax-Managed Custom Strategy Assets over $1 billion.

“Combined Tax-Managed Custom Strategy Assets” shall mean the sum of: the net assets of that portion of each of the other Portfolios of the Trust allocated to Parametric from time to time for investment in their Tax-Management Custom Core Strategy.

(h)

With respect to its Options Overlay Strategy, Parametric receives a fee, which shall be calculated daily and payable in arrears, of $5,500 per calendar month for each Portfolio, provided that such fee will be waived with respect to each calendar month during which no Portfolio assets were allocated to the Options Overlay Strategy in that Portfolio.

(i)

Jennison Associates LLC (“Jennison”) is entitled to receive an annual fee of no more than 0.30% of average daily net assets of that portion of the Growth Portfolio and Institutional U.S. Portfolio allocated to Jennison (the “Jennison Accounts”). While the rate at which Jennison’s fee for managing the Portfolios will not exceed 0.30%, the fee may decrease based on the aggregate market value of the Jennison Accounts and certain other assets managed by Jennison (which may pay fees exceeding 0.30%) for the benefit of certain investors who are clients of the Trust’s primary adviser at the following annual rates:

— 0.75% on the first $10 million;

— 0.50% on the next $30 million;

— 0.35% on the next $25 million;

— 0.25% on the next $335 million;

— 0.22% on the next $600 million;

— 0.20% on the next $4 billion; and

— 0.25% on the balance

(j)

Wellington Management Company, LLP (“Wellington”) receives a fee, which shall be payable monthly in arrears of 0.75% of the average daily net assets of the first $50 million of the Combined Assets (as defined below). On Combined Assets over $50 million, the fee shall be at the annual rate of 0.65% of the Combined Assets.

“Combined Assets” shall mean the sum of: the net assets of the Institutional U.S. Portfolio and assets in the same investment strategy as the Portfolio that are managed by Wellington for certain other clients of the Trust’s primary adviser.

(k)

RBC Global Asset Management (U.K.) Limited (“RBC”) receives a fee based on the average daily net assets, payable monthly, of that portion of assets managed by RBC, at the annual rate of 0.55% of the first $50 million; 0.50% of the next $50 million; and 0.45% exceeding $100 million.

(l)

City of London Investment Management Company, Limited (“CLIM”) receives a fee, which shall be calculated daily and payable monthly in arrears at the annual rate of 0.80% of the first $50 million of the Combined Assets (as defined below) and 0.40% of the Combined assets exceeding $50 million.

“Combined Assets” shall mean the sum of: the average daily net assets managed by CLIM in the International Portfolio and the Institutional International Portfolio; and the net assets invested in the same strategy as the Portfolios that are managed by CLIM for certain other clients of the Trust’s primary adviser.

(m)

For its services to the International Portfolio and the Institutional International Portfolio, Mellon receives differing fees from each Portfolio with respect to each of Mellon’s Developed Index Strategy, Developed Factor Strategy, and Emerging Markets Strategy calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it.

For assets allocated to a Developed Index Strategy (the “Index Account”), for so long as the Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.05% of the average daily net assets of the Index Account. If the Combined Assets are reduced to $2 billion or less due to withdrawals or redemptions, beginning with the start of the first calendar year following the date on which such withdrawal or redemption reduced such Combined Assets to $2 billion or less, the fee shall be calculated based on average daily net assets of the Index Account at an annual rate of 0.06%.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2022 (Unaudited)

For assets allocated to a Developed Factor Strategy (the “Factor Account”), for so long as the Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.075% of the average daily net assets of the Factor Account. If the Combined Assets are reduced to $2 billion or less due to withdrawals or redemptions, beginning with the start of the first calendar year following the date on which such withdrawal or redemptions reduced such Combined Assets to $2 billion or less, the fee shall be calculated based on average daily net assets of the Account at an annual rate of 0.085%.

For assets allocated to an Emerging Markets Strategy (the “EM Account”), for so long as the aggregate assets allocated to Mellon for all of its passive equity mandates (including accounts for other clients of the Advisor and certain of its affiliates besides the Trust) exceed $2 billion, the fee shall be at the annual rate of 0.13% of the average daily net assets of the EM Account. Should these aggregate assets fall below $2 billion; the fee will be calculated at an annual rate of 0.15% for those assets allocated to emerging markets strategies.

The term “Combined Assets” means the sum of: (i) the net assets of the Value Portfolio, Growth Portfolio, Institutional U.S. Portfolio, Small Cap-Mid- Cap Portfolio, International Portfolio, Institutional International Portfolio and the Emerging Markets Portfolio of the Trust (“collectively the “Trust Portfolios”) managed by the Mellon; and (ii) the net assets of each other investment advisory account for which HC Capital Solutions or one of its affiliates serves as investment adviser and for which Mellon provides portfolio management services using the strategies employed in Trust Portfolios.

(n)

CLIM receives a fee, which shall be calculated daily and payable quarterly in arrears at the annual rate of 1.00% of the first $100 million of the Combined Assets (as defined below); 0.80% of the next $100 million of Combined Assets; and 0.50% of Combined Assets exceeding $200 million.

“Combined Assets” shall mean the sum of: the average daily net assets managed by CLIM in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by CLIM for certain other clients of the Trust’s primary adviser.

(o)

XY Investments (HK) Limited receives a fee, which shall be payable monthly in arrears at the annual rate of 1.00% of the average daily net assets of the Account. The annual rate shall be reduced to 0.90% once the assets under management with respect to the Portfolio Manager’s and its affiliates Offshore Strategy (as defined below) exceeds $2 billion.

“Offshore Strategy” shall mean any vehicle, fund, account or other product utilizing a quantitative enhanced index investment strategy of investing in a China A-share market, but excluding any vehicle, fund, account or product dedicated solely to the Portfolio Manager’s Shanghai business.

(p)

With respect to its Options Overlay Strategy, Parametric receives a fee, which shall be calculated daily and payable in arrears, of $4,500 per calendar month for each Portfolio, provided that such fee will be waived with respect to the calendar month during which no Portfolio assets were allocated to the Options Overlay Strategy in that Portfolio.

(q)

Fort Washington Investment Advisors, Inc. (“Fort Washington”) receives a fee, which shall be payable quarterly in arrears. For so long as the Combined Assets (as defined below) are greater than $200 million, the fee shall be at the annual rate of 0.20% of the Combined Assets. If the Combined Assets are reduced to $200 million or less due to withdrawals or redemptions, beginning with the first calendar quarter following the date of such withdrawals or redemptions, the fee shall be based on 0.40% of the first $25 million of the Combined Assets, 0.375% of the next $25 million of the Combined Assets, 0.3375% of the next $50 million of the Combined Assets, 0.25% of the next $100 million of the Combined Assets, and 0.20% exceeding $200 million.

“Combined Assets” shall mean the sum of: the net assets managed by Fort Washington in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by Fort Washington for the benefit of certain investors who are clients of the Trust’s primary adviser.

(r)

MacKay Shields, LLC receives a fee which shall be payable monthly in arrears at the annual rate on 0.40% on the first $100 million of the average daily net assets of the Account and 0.35% on daily average net assets over $100 million.

(s)

Insight North America LLC (“Insight”) receives a fee, which shall be calculated daily and payable quarterly, at an annual rate of 0.25% for the first $100 million of the Combined Assets (as defined below); and 0.15% of the Combined Assets exceeding $100 million. Insight is entitled to receive a fee at an annual rate not to exceed 0.20% of the Combined Assets.

“Combined Assets” shall mean the sum of: the net assets managed by Insight in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by Insight for the benefit of certain investors who are clients of the Trust’s primary adviser.

Pursuant to discretionary investment advisory agreements between the Trust and the Adviser, the Adviser is paid a fee which is accrued daily and paid monthly at an annual rate of 0.05% of average daily net assets per Portfolio. The fees that the Adviser receives are listed as “Management fees” on the Statements of Operations. The Adviser continuously monitors the performance of various investment management organizations, including the Specialist Managers retained by the Trust, and generally oversees the services provided to the Trust by its administrator, custodian and other service providers. The Adviser is also authorized to allocate and reallocate assets among Specialist Managers in multi-manager portfolios of the Trust from time

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2022 (Unaudited)

to time without additional authorization of the Board. In addition, the Adviser makes its officers available to serve as officers and/or Trustees of the Trust, and maintains office space sufficient for the Trust’s principal office. The Securities and Exchange Commission has issued an order that permits the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board but without submitting such contracts for the approval of the shareholders of the relevant Portfolio under certain circumstances.

Citi Fund Services Ohio, Inc. (“Citi”) provides the Portfolios with administrative and fund accounting services. The fees for these services are disclosed as “Administrative service fees” on the Statements of Operations. The fees are accrued daily and payable on a monthly basis at an annual rate of 0.0506% of the Trust’s Portfolios’ average daily net assets up to $6 billion; 0.0047% of the Trust’s Portfolios’ average daily net assets between $6 billion and $12 billion; and 0.0276% of average daily net assets in excess of $12 billion. Citi receives additional fees paid by the Trust for compliance services, regulatory reporting services and reimbursement of certain expenses.

FIS Investor Services LLC, a wholly-owned subsidiary of Fidelity National Information Services, provides dividend and capital gains disbursing agent and transfer agency services. The fees for these services are disclosed as “Transfer agency fees” on the Statements of Operations. The fees are accrued daily and payable on a monthly basis at an annual rate of 0.0034% of the Trust’s Portfolios’ average daily net assets up to $6 billion; 0.0003% of the Trust’s Portfolios’ average daily net assets between $6 billion and $12 billion; and 0.0019% of average daily net assets in excess of $12 billion.

The Trust has adopted a Distribution Plan for the HC Advisors Shares under which the Adviser may receive compensation for distribution services. Under the Distribution Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act, the Adviser is entitled to receive a fee of up to 0.25% annually of the average daily net assets attributable to the HC Advisors Shares. The Adviser has voluntarily waived all fees associated with the Distribution Plan through December 31, 2022 and there is no current intention to collect such a fee in the future.

Ultimus Fund Distributors, LLC (“Ultimus”) provides certain distribution services to the Trust. Ultimus receives an annual fee of $50,000 for performing the services listed under its agreement with the Trust. None of Ultimus’ duties under its agreement are primarily intended to result in the sale of Trust shares.

Foreside Fund Officer Services LLC (dba ACA Group) provides CCO services to the Trust pursuant to a Compliance Services Agreement assigned to Foreside effective December 7, 2021 by Alaric Compliance Services LLC (“Alaric”) following Foreside Financial Group, LLC’s acquisition of Alaric. Through December 31, 2022 the Trust paid an annual fee of $164,000 for such services.

4. PURCHASE AND SALE TRANSACTIONS. The aggregate cost of purchases and proceeds from sales of investment securities, other than long-term U.S. government securities, TBA securities and short-term securities, for the period ended December 31, 2022 were as follows (amounts in thousands):

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2022 (Unaudited)

Portfolio	Purchases	Sales
Value Portfolio	$15,346	$26,871
Growth Portfolio	44,574	53,683
Institutional U.S Portfolio	325,424	311,617
Small Cap-Mid Cap Portfolio	30,933	30,567
ESG Growth Portfolio	7,591	6,473
Catholic SRI Growth Portfolio	2,710	1,417
International Portfolio	12,826	58,090
Institutional International Portfolio	54,829	234,567
Emerging Markets Portfolio	17,976	6,608
Core Fixed Income Portfolio	33,252	20,273
Corporate Opportunities Portfolio	62,531	29,375
U.S. Government Fixed Income Portfolio	622,143	280,271
U.S. Corporate Fixed Income Portfolio	73,148	39,716
U.S. Mortgage/Asset Backed Fixed Income Portfolio	15,496	12,361
Short-Term Municipal Portfolio	18,591	72,478
Intermediate Municipal Portfolio	52,731	78,984
Intermediate Municipal II Portfolio	5,568	31,298

Amounts designated as “—” are $0 or have been rounded to $0.

The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the period ended December 31, 2022 were as follows (amounts in thousands):

Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$10,672	$6,092
U.S. Government Fixed Income Portfolio	115,368	122,103
U.S. Mortgage/Asset Backed Fixed Income Portfolio	14,004	10,909

5. FEDERAL INCOME TAXES. It is the policy of each Portfolio to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve it (but not the shareholders) from all, or substantially all, federal income taxes. The Portfolios may, under certain circumstances, utilize equalization accounting for tax purposes by designating earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Portfolio’s tax returns to determine whether it is more likely than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a tax authority based on the technical merits of the position. A tax position that meets the more- likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally the last three tax year ends 2020 to 2022 and the interim tax period since then). The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability and, therefore, there is no impact to the Portfolios’ financial statements. Furthermore, management of the Portfolios is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months

A. As of the latest tax year ended June 30, 2022, the cost basis of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/depreciation were as follows (amounts in thousands):

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2022 (Unaudited)

Portfolio	Tax Cost of Investments	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Unrealized Appreciation/ (Depreciation)
Value Portfolio	$303,898	$281,690	$(1,307)	$280,383
Growth Portfolio	262,693	445,802	(6,856)	438,946
Institutional U.S. Portfolio	1,761,332	575,129	(122,846)	452,283
Small Cap-Mid Cap Portfolio	44,695	25,510	(1,049)	24,461
ESG Growth Portfolio	120,733	33,862	(11,761)	22,101
Catholic SRI Growth Portfolio	17,562	6,460	(1,546)	4,914
International Portfolio	389,848	146,280	(13,077)	133,203
Institutional International Portfolio	769,921	112,174	(109,202)	2,972
Emerging Markets Portfolio	623,907	121,910	(105,618)	16,292
Core Fixed Income Portfolio	63,575	43	(5,350)	(5,307)
Corporate Opportunities Portfolio	252,477	—	(105)	(105)
U.S. Government Fixed Income Portfolio	652,669	303	(26,081)	(25,778)
U.S. Corporate Fixed Income Portfolio	284,428	9	(28,601)	(28,592)
U.S. Mortgage/Asset Backed Fixed Income Portfolio	246,575	291	(15,971)	(15,680)
Short-Term Municipal Portfolio	141,613	149	(3,289)	(3,140)
Intermediate Municipal Portfolio	382,121	647	(15,602)	(14,955)
Intermediate Municipal II Portfolio	92,631	201	(6,874)	(6,673)

Amounts designated as “—” are $0 or have been rounded to $0.

The tax cost of investments includes the cost of securities, proceeds received from TBA sales commitments and any upfront premiums paid or received on derivatives, as applicable. The tax unrealized appreciation/depreciation amounts include securities, TBA sales commitments and derivatives that are not considered realized for tax purposes, as applicable.

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies, the difference between book and tax accretion methods for market discount, derivatives, and in-kind purchases by investors that, for tax purposes, created a controlling interest in a Portfolio.

B. Tax Characteristics of Distributions Paid

The tax characteristics of distributions paid during the fiscal year ended June 30, 2022 were as follows (amounts in thousands):

	Distributions Paid From:
Portfolio	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
Value Portfolio	$7,920	$3,702	$11,622	$—	$11,622
Growth Portfolio	11,760	68,421	80,181	—	80,181
Institutional U.S. Portfolio	151,089	420,019	571,108	—	571,108
Small Cap-Mid Cap Portfolio	306	6,243	6,549	—	6,549
ESG Growth Portfolio	3,983	4,129	8,112	—	8,112
Catholic SRI Growth Portfolio	525	10,067	10,592	—	10,592
International Portfolio	24,441	—	24,441	—	24,441
Institutional International Portfolio	73,315	43,751	117,066	—	117,066
Emerging Markets Portfolio	17,632	—	17,632	—	17,632
Core Fixed Income Portfolio	1,238	588	1,826	—	1,826
Corporate Opportunities Portfolio	21,358	9,479	30,837	—	30,837
U.S. Government Fixed Income Portfolio	4,982	1,533	6,515	—	6,515

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2022 (Unaudited)

	Distributions Paid From:
Portfolio	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
U.S. Corporate Fixed Income Portfolio	8,108	10,005	18,113	—	18,113
U.S. Mortgage/Asset Backed Fixed Income Portfolio	4,032	—	4,032	—	4,032
Short-Term Municipal Portfolio	82	38	120	1,108	1,228
Intermediate Municipal Portfolio	13	653	666	5,810	6,476
Intermediate Municipal II Portfolio	243	851	1,094	1,734	2,828

Amounts designated as “—” are $0 or have been rounded to $0.

*	Total distributions paid may differ from what appears on the Statements of Changes in Net Assets because dividends for tax purposes are recognized when actually paid.

C. Components of Accumulated Earnings

As of their tax year ended June 30, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows (amounts in thousands):

Portfolio	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation / (Depreciation)	Total Accumulated Earnings / (Deficit)*
Value Portfolio	$259	$2,531	$2,790	$—	$(15,692)	$280,383	$267,481
Growth Portfolio	42	45,036	45,078	—	(26,819)	438,946	457,205
Institutional U.S. Portfolio	—	116,175	116,175	—	(243,693)	452,282	324,764
Small Cap-Mid Cap Portfolio	—	19	19	—	(2,985)	24,461	21,495
ESG Growth Portfolio	—	54	54	—	(286)	22,084	21,852
Catholic SRI Growth Portfolio	—	74	74	—	(16)	4,912	4,970
International Portfolio	—	—	—	—	(90,059)	133,241	43,182
Institutional International Portfolio	360	226	586	—	(38,779)	2,651	(35,542)
Emerging Markets Portfolio	6,949	—	6,949	—	(76,645)	14,008	(55,688)
Core Fixed Income Portfolio	23	—	23	—	(473)	(5,307)	(5,757)
Corporate Opportunities Portfolio	204	—	204	—	(29,995)	(105)	(29,896)
U.S. Government Fixed Income Portfolio	709	11	720	(539)	(264)	(25,778)	(25,861)
U.S. Corporate Fixed Income Portfolio	—	—	354	(194)	(558)	(28,592)	(28,990)
U.S. Mortgage/Asset Backed Fixed Income Portfolio	223	—	223	(123)	(16,383)	(15,680)	(31,963)
Short-Term Municipal Portfolio	44	—	44	(12)	(925)	(3,140)	(4,033)
Intermediate Municipal Portfolio	130	—	130	(43)	(724)	(14,955)	(15,592)
Intermediate Municipal II Portfolio	12	—	12	(13)	(159)	(6,673)	(6,833)

Amounts designated as “—” are $0 or have been rounded to $0.

*

Total accumulated earnings/(deficit) may differ from the total distributable earnings amounts reported on the Statements of Assets and Liabilities due to certain temporary differences between book-basis and tax-basis.

(a)

Includes $15,692, $26,819, $230,025, $26,997 of straddle losses which were deferred for the Value Portfolio, Growth Portfolio, Institutional U.S. Portfolio and International Portfolio, respectively (amounts in thousands).

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2022 (Unaudited)

D. Capital Loss Carryforwards

As of their tax year ended June 30, 2022, the following Portfolios had capital loss carryforwards (“CLCFs”) which do not expire as summarized below (amounts in thousands):

Portfolio	Short-Term Amount	Long-Term Amount	Total
Institutional U.S. Portfolio	$4,246	$9,423	$13,669
International Portfolio	51,768	—	51,768
Emerging Markets Portfolio	49,576	27,069	76,645
U.S. Mortgage/Asset Backed Fixed Income Portfolio	6,130	10,253	16,383

Amounts designated as “—” are $0 or have been rounded to $0.

E. Deferred Losses

Under current tax law, capital losses and specified ordinary losses realized after October 31 or non-specified ordinary losses realized after December 31 (ordinary losses collectively known as “late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. The following Portfolios had net deferred losses, which will be treated as arising on the first day of the fiscal year ended June 30, 2023 (amounts in thousands):

Portfolio	Post-October Capital Losses	Last Year Ordinary Losses
Small Cap-Mid Cap Portfolio	$2,985	$—
ESG Growth Portfolio	169	117
Catholic SRI Growth Portfolio	—	16
International Portfolio	—	850
Institutional International Portfolio	18,550	20,229
Core Fixed Income Portfolio	473	—
Corporate Opportunities Portfolio	29,995	—
U.S. Government Fixed Income Portfolio	264	—
U.S. Corporate Fixed Income Portfolio	473	—
Short-Term Municipal Portfolio	925	—
Intermediate Municipal Portfolio	724	—
Intermediate Municipal II Portfolio	159	—

F. Book-To-Tax Differences

Distributions are based on amounts calculated in accordance with applicable federal tax regulations, which may differ from GAAP. To the extent these differences are permanent in nature (e.g., net operating losses, reclassification of bond discount and premium, equalization accounting, treatment of gains and losses relating to foreign currency transactions, distribution re-characterization, in-kind redemptions and differing treatment of income relating to swap agreements), such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

6. RISK CONSIDERATIONS.

Market Risk — Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural environmental, or man-made disasters; financial, political, or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2022 (Unaudited)

fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions, and the market in general, in ways that cannot necessarily be foreseen. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Credit Risk — Credit risk is the risk that an issuer (or in the case of certain securities, the guarantor or counterparty) will be unable to make principal and interest payments when due. The creditworthiness of an issuer may be affected by a number of factors, including the financial condition of the issuer (or guarantor) and, in the case of foreign issuers, the financial condition of the region.

Foreign Investment Risk — Investments in securities issued by non-U.S. companies and non-U.S. governments and their agencies may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. In addition, risks associated with foreign investments may be intensified in the case of investments in emerging-market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

Options Risk — Purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investments risks. If the Portfolio writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option’s exercise price. If this occurs, the option could be exercised and the portfolio would be forced to buy the underlying security or futures contract at a higher price than its current market value. When a Portfolio purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.

Options Writing Strategy Risk — If the Index appreciates or depreciates sufficiently over the period to offset the new premium from the written option on that index, a net loss will result. In addition, the value of the index substitute is subject to change as the values of the component securities fluctuate. The performance of the index substitute may not exactly match the performance of the index. An index substitute reflects the underlying risks of the index and index substitute options are subject to the same risks as index options.

Floating Rate Investments Risk — Coupon rates on these investments are floating, not fixed, and are tied to a benchmark lending rate, such as the London Interbank Offered Rate or “LIBOR”. The risks associated with floating rate loans are similar to the risks of below investment grade securities. Adverse changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. The sale and purchase of a bank loan are subject to the requirements of the underlying credit agreement governing such bank loan. These requirements may limit the eligible pool of potential bank loan holders by placing conditions or restrictions on sales and purchases of bank loans. Further, bank loans are not traded on an exchange and purchasers and sellers of bank loans rely on market makers, usually the administrative agent for a particular bank loan, to trade bank loans. These factors, in addition to overall market volatility, may negatively impact the liquidity of loans. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Portfolio to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Portfolio may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. However, subsequent actions by the FCA, the LIBOR administrator and other regulators have allowed certain of the most widely used LIBORs to continue until mid-2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on the Portfolio or the financial instruments in which the Portfolio invests cannot yet be determined. The transition process might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the phase out effective date. Management is still evaluating the impact to the Portfolios of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.

HC CAPITAL TRUST

Notes to Financial Statements (concluded) — December 31, 2022 (Unaudited)

7. SIGNIFICANT SHAREHOLDERS.

Shareholders, including other funds, individuals, accounts, as well as the Portfolio’s investment manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s Shares and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

The following table includes the Portfolios which had individual shareholder accounts with ownership of voting securities greater than 10% of the total outstanding voting securities but less than 25% and/or accounts with ownership of voting securities greater than 25% of the total outstanding voting securities.

Portfolio	Number of shareholders with ownership of voting securities of the Portfolio greater than 10% and less than 25% of the total Portfolio’s outstanding voting securities	Number of shareholders with ownership of voting securities of the Portfolio greater than 25% of the total Portfolio’s outstanding voting securities
Institutional U.S. Portfolio	1	—
Small Cap-Mid Cap Portfolio	1	1
ESG Growth Portfolio	—	1
Catholic SRI Growth Portfolio	—	2
Emerging Markets Portfolio	1	—
U.S. Government Fixed Income Portfolio	1	—
U.S. Corporate Fixed Income Portfolio	1	—
U.S. Mortgage/Asset Backed Fixed Income Portfolio	1	—

8. CONCENTRATION OF INVESTMENTS.

As of December 31, 2022, the Corporate Opportunities Portfolio’s investment in the State Street Institutional Treasury Plus Money Market Fund represented greater than 25% of the Portfolio’s net assets. The financial statements of the State Street Institutional Treasury Plus Money Market Fund can be found by accessing the fund’s website at http://www.ssga.com.

9. SUBSEQUENT EVENTS.

Management has evaluated subsequent events through the date these financial statements were issued.

Based on the evaluation, no additional disclosures or adjustments were required to the financial statements as of December 31, 2022.

HC CAPITAL TRUST

Additional Information — December 31, 2022 (Unaudited)

1. SECURITY PROXY VOTING. A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is contained in the Statement of Additional Information. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available without charge, upon request, by calling 800-242-9596 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

2. SHAREHOLDER VOTES.

During the period ending December 31, 2022, no actions were taken by the shareholders of the Portfolios.

3. EXPENSE EXAMPLE. As a shareholder of the Trust, you incur ongoing costs, including management fees and other Portfolio expenses. This example (as set forth in the table below) is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2022 through December 31, 2022.

Actual Expenses: The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The table below provides information about hypothetical account values and hypothetical expenses based on each of the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Portfolio			Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period[1]	Annualized Expense Ratio
Value Portfolio	HC Strategic Shares	Actual	$ 1,000.00	$ 1,021.70	$ 1.17	0.23%
		Hypothetical[2]	$ 1,000.00	$ 1,024.05	$ 1.17	0.23%
Growth Portfolio	HC Strategic Shares	Actual	$ 1,000.00	$ 1,006.60	$ 1.42	0.28%
		Hypothetical[2]	$ 1,000.00	$ 1,023.79	$ 1.43	0.28%
Institutional U.S. Portfolio	HC Strategic Shares	Actual	$ 1,000.00	$ 1,016.30	$ 1.42	0.28%
		Hypothetical[2]	$ 1,000.00	$ 1,023.79	$ 1.43	0.28%
Small Cap-Mid Cap Portfolio	HC Strategic Shares	Actual	$ 1,000.00	$ 1,055.50	$ 1.97	0.38%
		Hypothetical[2]	$ 1,000.00	$ 1,023.29	$ 1.94	0.38%
ESG Growth Portfolio	HC Strategic Shares	Actual	$ 1,000.00	$ 1,027.20	$ 1.99	0.39%
		Hypothetical[2]	$ 1,000.00	$ 1,023.24	$ 1.99	0.39%
Catholic SRI Growth Portfolio	HC Strategic Shares	Actual	$ 1,000.00	$ 1,023.70	$ 1.58	0.31%
		Hypothetical[2]	$ 1,000.00	$ 1,023.64	$ 1.58	0.31%
International Portfolio	HC Strategic Shares	Actual	$ 1,000.00	$ 1,070.70	$ 1.51	0.29%
		Hypothetical[2]	$ 1,000.00	$ 1,023.74	$ 1.48	0.29%

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2022 (Unaudited)

Portfolio			Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period[1]	Annualized Expense Ratio
Institutional International Portfolio	HC Strategic Shares	Actual	$ 1,000.00	$ 1,060.90	$ 1.97	0.38%
		Hypothetical[2]	$ 1,000.00	$ 1,023.29	$ 1.94	0.38%
Emerging Markets Portfolio	HC Strategic Shares	Actual	$ 1,000.00	$ 961.20	$ 2.47	0.50%
		Hypothetical[2]	$ 1,000.00	$ 1,022.68	$ 2.55	0.50%
Core Fixed Income Portfolio	HC Strategic Shares	Actual	$ 1,000.00	$ 976.10	$ 1.94	0.39%
		Hypothetical[2]	$ 1,000.00	$ 1,023.24	$ 1.99	0.39%
Corporate Opportunities Portfolio	HC Strategic Shares	Actual	$ 1,000.00	$ 1,000.40	$ 1.46	0.29%
		Hypothetical[2]	$ 1,000.00	$ 1,023.74	$ 1.48	0.29%
U.S. Government Fixed Income Portfolio	HC Strategic Shares	Actual	$ 1,000.00	$ 976.70	$ 0.85	0.17%
		Hypothetical[2]	$ 1,000.00	$ 1,024.35	$ 0.87	0.17%
U.S. Corporate Fixed Income Portfolio	HC Strategic Shares	Actual	$ 1,000.00	$ 991.50	$ 1.15	0.23%
		Hypothetical[2]	$ 1,000.00	$ 1,024.05	$ 1.17	0.23%
U.S. Mortgage/Asset Backed Fixed Income Portfolio	HC Strategic Shares	Actual	$ 1,000.00	$ 972.60	$ 1.19	0.24%
		Hypothetical[2]	$ 1,000.00	$ 1,024.00	$ 1.22	0.24%
Short-Term Municipal Portfolio	HC Strategic Shares	Actual	$ 1,000.00	$ 1,003.60	$ 1.46	0.29%
		Hypothetical[2]	$ 1,000.00	$ 1,023.74	$ 1.48	0.29%
Intermediate Municipal Portfolio	HC Strategic Shares	Actual	$ 1,000.00	$ 1,008.20	$ 1.57	0.31%
		Hypothetical[2]	$ 1,000.00	$ 1,023.64	$ 1.58	0.31%
Intermediate Municipal II Portfolio	HC Strategic Shares	Actual	$ 1,000.00	$ 971.20	$ 1.84	0.37%
		Hypothetical[2]	$ 1,000.00	$ 1,023.34	$ 1.89	0.37%

1	Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by 184/365 (to reflect the one half year period).
2	Represents the hypothetical 5% annual return before expenses.

4. ACCESS TO QUARTERLY HOLDINGS

A complete schedule of each Portfolio’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the SEC on Form N-PORT and is available on the SEC’s website at http://www.sec.gov.

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2022 (Unaudited)

5. ADDITIONAL PORTFOLIO HOLDINGS INFORMATION

The following tables reflect the percentage of the net assets of each Portfolio attributable to the indicated industry sector, type of investments, as appropriate for the indicated Portfolio.

Value Portfolio

Investment Allocation	Percentage of Net Assets
Information Technology	25.0%
Health Care	15.9%
Financials	11.7%
Industrials	10.1%
Consumer Discretionary	9.6%
Consumer Staples	6.8%
Communication Services	6.4%
Energy	4.8%
Utilities	3.1%
Real Estate	2.7%
Materials	2.7%
Investment Company	1.1%
Total Investment Securities	99.9%
Other Financial Instruments
Futures	0.0%
Total Investments	99.9%

Growth Portfolio

Investment Allocation	Percentage of Net Assets
Information Technology	29.9%
Health Care	15.8%
Consumer Discretionary	13.0%
Financials	9.4%
Industrials	7.0%
Consumer Staples	6.8%
Communication Services	5.4%
Energy	4.3%
Real Estate	2.4%
Utilities	2.3%
Materials	2.0%
Investment Companies	0.5%
Total Investment Securities	98.8%
Other Financial Instruments
Futures	-0.0%
Total Investments	98.8%

Institutional U.S. Portfolio

Investment Allocation	Percentage of Net Assets
Investment Companies	25.9%
Information Technology	17.6%
Health Care	11.2%
Consumer Discretionary	6.5%
Financials	6.5%
Industrials	5.7%
Real Estate	4.8%
Communication Services	4.5%
Exchange-Traded Funds	4.4%
Consumer Staples	4.3%
Utilities	2.5%
Energy	2.3%
Materials	1.6%
Contingent Right	0.0%
Total Investment Securities	97.8%
Other Financial Instruments
Futures	-0.9%
Total Investments	96.9%

Small Cap–Mid Cap Portfolio

Investment Allocation	Percentage of Net Assets
Health Care	16.8%
Financials	15.8%
Industrials	15.0%
Information Technology	11.7%
Consumer Discretionary	10.0%
Real Estate	6.3%
Energy	6.0%
Investment Companies	5.3%
Materials	4.5%
Consumer Staples	3.7%
Utilities	2.9%
Communication Services	2.7%
Contingent Rights	0.1%
Total Investment Securities	100.8%
Other Financial Instruments
Futures	-0.1%
Total Investments	100.7%

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2022 (Unaudited)

ESG Growth Portfolio

Investment Allocation	Percentage of Net Assets
Information Technology	19.2%
Health Care	16.4%
Financials	15.5%
Industrials	10.3%
Consumer Discretionary	9.4%
Consumer Staples	8.8%
Communication Services	6.5%
Energy	6.4%
Materials	3.8%
Utilities	2.1%
Real Estate	1.2%
Investment Company	0.1%
Total Investment Securities	99.7%
Total Investments	99.7%

Catholic SRI Growth Portfolio

Investment Allocation	Percentage of Net Assets
Information Technology	23.6%
Financials	17.7%
Consumer Discretionary	11.4%
Industrials	10.0%
Communication Services	7.4%
Energy	7.0%
Consumer Staples	6.9%
Health Care	5.5%
Materials	4.7%
Utilities	3.7%
Real Estate	1.8%
Investment Companies	0.1%
Total Investment Securities	99.8%
Total Investments	99.8%

International Portfolio

Investment Allocation	Percentage of Net Assets
Financials	19.6%
Industrials	13.3%
Health Care	11.7%
Consumer Discretionary	9.7%
Consumer Staples	8.8%
Information Technology	8.2%
Materials	7.8%
Energy	6.4%
Communication Services	3.9%
Investment Company	3.4%
Utilities	2.9%
Real Estate	2.2%
Purchased Options	0.0%
Total Investment Securities	97.9%
Other Financial Instruments
Futures	-0.1%
Written Options	-0.0%
Total Investments	97.8%

Institutional International Portfolio

Investment Allocation	Percentage of Net Assets
Investment Companies	26.9%
Financials	15.0%
Industrials	10.3%
Health Care	10.2%
Consumer Staples	7.7%
Consumer Discretionary	7.3%
Information Technology	5.7%
Materials	5.1%
Energy	3.9%
Communication Services	2.9%
Utilities	1.7%
Real Estate	0.8%
Purchased Options	0.1%
Exchange-Traded Funds	0.0%
Right	0.0%
Total Investment Securities	97.6%
Other Financial Instruments
Futures	-0.1%
Written Options	-0.1%
Total Investments	97.4%

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2022 (Unaudited)

Emerging Markets Portfolio

Investment Allocation	Percentage of Net Assets
Financials	18.3%
Information Technology	16.2%
Consumer Discretionary	10.9%
Communication Services	9.0%
Materials	7.9%
Investment Companies	7.9%
Consumer Staples	5.6%
Industrials	4.8%
Energy	3.8%
Health Care	3.0%
Utilities	2.5%
Real Estate	1.7%
Right	0.0%
Purchased Options	0.0%
Total Investment Securities	91.6%
Other Financial Instruments
Total Return Swaps	-0.1%
Futures	-0.2%
Written Options	-0.0%
Total Investments	91.3%

Core Fixed Income Portfolio

Investment Allocation	Percentage of Net Assets
U.S. Treasury Obligations	31.5%
Exchange-Traded Fund	28.4%
U.S. Government Agency Mortgages	13.8%
Investment Companies	7.1%
Financials	5.4%
Communication Services	2.5%
Health Care	1.7%
Utilities	1.6%
Energy	1.6%
Industrials	1.3%
Information Technology	1.2%
U.S. Government Agency Securities	1.0%
Collateralized Mortgage Obligations	1.0%
Materials	0.9%
Consumer Staples	0.7%
Real Estate	0.5%
Consumer Discretionary	0.4%
Asset Backed Securities	0.1%
Total Investment Securities	100.7%

Corporate Opportunities Portfolio

Investment Allocation	Percentage of Net Assets
Investment Companies	97.7%
Communications Equipment	0.0%
Total Investment Securities	97.7%
Other Financial Instruments
Futures	-1.0%
Total Investments	96.7%

U.S. Government Fixed Income Portfolio

Investment Allocation	Percentage of Net Assets
Exchange-Traded Fund	51.4%
U.S. Treasury Obligations	46.2%
U.S. Government Agency Securities	1.3%
Investment Companies	1.0%
Yankee Dollar	0.0%
Total Investment Securities	99.9%
Other Financial Instruments
Futures	-0.0%
Total Investments	99.9%

U.S. Corporate Fixed Income Portfolio

Investment Allocation	Percentage of Net Assets
Financials	25.3%
Exchange-Traded Fund	14.5%
Communication Services	11.3%
Energy	7.6%
Utilities	7.2%
Health Care	7.1%
Information Technology	6.2%
Industrials	4.6%
Consumer Staples	4.2%
Materials	4.1%
Real Estate	2.7%
Consumer Discretionary	2.5%
Investment Companies	1.7%
Total Investment Securities	99.0%
Total Investments	99.0%

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2022 (Unaudited)

U.S. Mortgage/Asset Backed Fixed Income Portfolio

Investment Allocation	Percentage of Net Assets
U.S. Government Agency Mortgages	81.3%
Investment Company	19.4%
Collateralized Mortgage Obligations	5.5%
Asset Backed Securities	1.0%
Utilities	0.1%
Total Investment Securities	107.3%
Other Financial Instruments
TBA Sale Commitments	-0.3%
Total Investments	107.0%

Short-Term Municipal Portfolio

Investment Allocation	Percentage of Net Assets
General Obligation	55.5%
Revenue Bonds	43.7%
Investment Company	2.3%
Financials	1.7%
Total Investment Securities	103.2%
Total Investments	103.2%

Intermediate Municipal Portfolio

Investment Allocation	Percentage of Net Assets
Revenue Bonds	71.2%
General Obligation	15.0%
General	4.2%
Medical	1.4%
Education	1.4%
School District	0.9%
Water	0.9%
Higher Education	0.9%
Tobacco Settlement	0.9%
Airport	0.8%
Financials	0.6%
Utilities	0.5%
Power	0.3%
Student Loan	0.3%
Transportation	0.3%
Total Investment Securities	99.6%
Total Investments	99.6%

Intermediate Municipal II Portfolio

Investment Allocation	Percentage of Net Assets
Investment Companies	51.5%
Revenue Bonds	20.7%
General Obligation	16.1%
Medical	3.4%
School District	3.0%
General	1.7%
Higher Education	1.1%
Utilities	0.9%
Financials	0.8%
Total Investment Securities	99.2%
Total Investments	99.2%

7. BOARD APPROVAL OF INVESTMENT ADVISORY CONTRACTS

The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan & Co. LLC (“Hirtle Callaghan”). The Adviser provides overall investment management services with respect to HC Capital Trust (the “Trust”) and each of its separate portfolios (“Portfolios”) pursuant to the terms of two separate agreements with the Trust (the “HC Contracts”). The Adviser is authorized under the HC Contracts to purchase and sell portfolio securities for the Portfolios. Day-to-day portfolio management services, however, are generally provided to the respective Portfolios by one or more investment advisory organizations (each a “Specialist Manager”) pursuant to the terms of separate investment advisory agreements (each a “Portfolio Management Agreement”). During the six-month period covered by this report, the Trust offered seventeen Portfolios, sixteen of which were managed by two or more Specialist Managers. Each Specialist Manager is responsible for providing day-to-day portfolio management services for that portion of a Portfolio’s assets allocated to it by, and under the supervision of, the Adviser.

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2022 (Unaudited)

At meetings (the “Meetings”) held on September 13 and December 13, 2022, the Trust’s Board of Trustees (the “Board”) approved the continuation of certain Portfolio Management Agreements, as set forth below.

In considering the information and materials described herein, the Trustees of the Trust who are not “interested persons” of the Trust or the Adviser within the meaning of the Investment Company Act (the “Independent Trustees”) were represented by, and met separately with, their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. In view of the broad scope and variety of factors and information, the Board did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching its conclusions to approve the various Portfolio Management Agreements and the amendment. Rather, the conclusions were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken in their entirety.

Continuation of Certain Portfolio Management Agreements. The Portfolio Management Agreements approved for continuance during the period (collectively, the “Continuing Agreements”) are identified below, together with the Specialist Managers subject to review during the period.

Specialist Manager	Portfolios
Echo Street Capital Management, LLC (“Echo Street”)	The Value Equity Portfolio The Growth Equity Portfolio The Institutional U.S. Equity Portfolio
XY Investments (HK) Limited (“XY Investments”)	The Emerging Markets Portfolio
Mellon Investments Corporation (“Mellon”)

The Value Equity Portfolio

The Growth Equity Portfolio

The Institutional U.S. Equity Portfolio

The Small Capitalization-Mid Capitalization Equity Portfolio

The ESG Growth Portfolio

The Catholic SRI Growth Portfolio

The International Equity Portfolio

The Institutional International Equity Portfolio

The Emerging Markets Portfolio

The Core Fixed Income Portfolio

The Corporate Opportunities Portfolio

The U.S. Government Fixed Income Securities Portfolio

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

The U.S. Corporate Fixed Income Securities Portfolio

RBC Global Asset Management (UK) Limited (“RBC”)	The ESG Growth Portfolio
Wellington Management Company, LLP (“Wellington”)	The Institutional U.S. Equity Portfolio

In its deliberations with respect to each of the Continuing Agreements, the Board recognized that, under each such agreement, a Specialist Manager is responsible only for day-to-day investment decisions with respect that portion of a Portfolio’s assets allocated to it. The Board further recognized that the Specialist Managers do not participate in the administration of any of the Portfolios or in the distribution of shares of any of the Portfolios and thus receive limited, if any, benefit from their association with the Trust other than the fee paid to them by the respective Portfolios for investment management services.

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2022 (Unaudited)

In approving the Continuing Agreements, the Board concluded that continuation of each of the Continuing Agreements was in the best interests of each respective Portfolio and consistent with the expectations of shareholders of the Portfolios. While the Board did not identify any particular factor as controlling, the Board gave substantial weight to the fact that the Trust is designed primarily to serve as a vehicle through which the Adviser implements asset allocation strategies on behalf of Hirtle Callaghan’s clients; and that shares of the respective Portfolios are generally available only to such clients. With respect to the nature, extent and quality of the services provided by each of the Specialist Managers, the Board was informed with respect to the specific investment process employed by each of the Specialist Managers in managing the assets of the respective Portfolios allocated to them and the qualifications of each Specialist Manager’s investment management personnel. The Board was also informed with respect to each Specialist Manager’s infrastructure and whether it appears to adequately support the strategies being implemented for the various Portfolios. The Board concluded that the nature, extent and quality of the portfolio management services provided by each of the Specialist Managers were satisfactory in light of the specific strategies employed on behalf of the respective Portfolios and, thus, supported a decision to approve the continuation of each of the Continuing Agreements.

The Board also considered representations made by the Adviser that the performance achieved by the relevant Specialist Managers was consistent with the Adviser’s expectations in the context of the overall objectives, and multi-manager strategy, of each of the respective Portfolios. During the course of its deliberations, the Board was informed with respect to publicly available information assembled by a third-party service provider about the performance of peer funds managed by other investment advisory organizations. The Board did not specifically rely on such information but based its conclusions on the facts and circumstances related to each Portfolio.

With respect to Echo Street, the Board was informed that Echo Street’s investment process seeks to pay reasonable prices for securities of companies that are growing faster than the broader market. The Board was informed that, as of the date of the Meeting, Echo Street was only actively managing assets for the Institutional U.S. Equity Portfolio and had only done so for two years. The Board was also informed that, while in the most recent 12-month period the returns of Echo Street’s portion of that Portfolio underperformed the returns of both the peer group median and benchmark index, over the most recent five-year period, another fund managed by Echo Street using the same investment approach had outperformed both the peer group median and the benchmark.

With respect to XY Investments, the Board was informed that the firm invests in swaps that provide the returns of China A Shares using a fundamentally-driven quantitative investment approach. The Board noted that, for the one- and three-year periods, the firm had underperformed the Portfolio’s benchmark index while having mixed results when compared with select peer funds, outperforming some and underperforming others.

With respect to Mellon, the Board was informed that the firm managed assets for equity Portfolios of the Trust using several different strategies – both indexing strategies and factor-based strategies, and that the Adviser allocates Portfolio assets among these strategies. With respect to fixed income Portfolios, the firm generally uses passive investment strategies intended to mirror the returns of the applicable benchmark index. The Board was informed that Mellon had assets allocated to it in eight of the Portfolios for which it is under contract and that it had outperformed the applicable benchmark indices for all but two of the strategies employed for equity Portfolios since the respective inceptions of such accounts, generally within 0.10% of the applicable benchmark indices, with the exceptions of the ESG Growth and Catholic SRI Growth Portfolios, which had each outperformed their respective indices by larger margins. Of the two strategies that had not outperformed their respective indices, the performance of one strategy matched its index exactly and the other underperformed by less than 0.10%. The Board was also informed that, for the strategies employed for fixed income Portfolios, since the respective inceptions of such accounts, one strategy had matched its benchmark index exactly while another had underperformed its benchmark index by less than 0.05%. A third fixed income strategy employed by Mellon in two different Portfolios had underperformed its benchmark index by 0.12% - 0.15% (depending on the Portfolio).

With respect to RBC, the Board noted that the firm had only been managing assets of The ESG Growth Portfolio for just over two years, and that its portion of that Portfolio had underperformed both its benchmark index and the median return of an identified group of peer funds for the year ended September 30, 2022. The Board reviewed information on the performance of other accounts managed by RBC using the same strategies employed in The ESG Growth Portfolio that have longer track records, noting that such accounts had outperformed both the benchmark index and the median return of the peer funds for the five-year period ended September 30, 2022.

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2022 (Unaudited)

With respect to Wellington, the Board was informed that the portion of The Institutional U.S. Equity Portfolio managed by Wellington underperformed the appropriate benchmark index and an appropriate peer group of funds for the one year ended September 30, 2022, but outperformed both the index and peer funds for the three- and five-year periods.

In concluding that continuation of the Continuing Agreements was appropriate, the Board did not rely upon any single factor but gave considerable weight to the Adviser’s recommendations and its assessment of each Specialist Manager’s overall compliance profile and the success and future ability of each Specialist Manager in capturing the respective Portfolios’ desired asset classes. Based on the foregoing, the Board concluded that the performance of the Specialist Managers was satisfactory, and that continuation of such contracts was in the best interest of shareholders of the respective Portfolios.

The Board also concluded that the rates at which the Specialist Managers are compensated under the Continuing Agreements are reasonable. In reaching this conclusion, the Board had before it financial information about the Specialist Managers relating to factors such as comparable fees charged to peer funds and/or other institutional clients by the Specialist Managers for similar services, costs incurred by the Specialist Managers in providing services to the Portfolios and/or the Specialist Managers’ profitability. With respect to certain Specialist Managers, the Board noted that the fees Portfolios included breakpoints intended to recognize economies of scale achieved as the level of assets in the respective accounts increases.

With respect to Echo Street, the Board was informed that the firm received an annual fee of no more than 0.85%, with a breakpoint schedule providing for lower fees at greater asset levels down to 0.55% for assets over $200 million, and that for Portfolio in which Echo Street was actively managing assets, The Institutional U.S. Equity Portfolio, this fee schedule resulted in an annual fee for the past year that was slightly higher than the comparable industry average fees.

With respect to XY Investments, the Board was informed that the Firm received an annual fee of 1.00%, with the possibility of that fee lowering as the Firm’s total assets under management increased. It was noted that this fee was higher than the comparable industry average fees.

With respect to Mellon, the Board was informed with respect to the fact that the firm is entitled to multiple different fee arrangements, depending on asset class, asset levels and strategy and that these fee levels range from 0.04% to 0.15% for equity Portfolios and from 0.06% to 0.25% for fixed income Portfolios. Effective fees paid during the period were 0.046% for The Institutional U.S. Equity Portfolio, 0.10% for the ESG Growth and Catholic SRI Growth Portfolios, 0.05% for The Institutional International Equity Portfolio, 0.13% for The Emerging Markets Portfolio and 0.06% for the Core Fixed Income, U.S. Government Fixed Income Securities and U.S. Mortgage/Asset Backed Fixed Income Securities Portfolios. The Board was informed that each of these fee structures was equal to or lower than the comparable industry average fees.

For RBC in The ESG Growth Portfolio, the Board was informed that the effective fee paid to RBC for the period was 0.55%, while the average advisory fee for peer funds was 0.63%.

With respect to Wellington in The Institutional U.S. Equity Portfolio, the Board was informed that Wellington received an effective fee for the period of 0.73%, while the average advisory fee for peer funds was 0.58%, but the Board was also informed that Wellington was managing a portfolio of real estate related securities within the broader U.S. equity scope of the overall Portfolio and that the average industry advisory fees for real estate focused funds was more in line with the fee paid by the Portfolio to Wellington.

In considering this information, the Board gave substantial weight to the fact that the rates at which each Specialist Manager is compensated were determined as a result of arms-length negotiations conducted by the officers of the Trust and the Adviser. Accordingly, the Board determined that the profitability to each of each of the Specialist Managers from their relationships with the Trust Portfolios was not a material factor in its deliberations with respect to the consideration of the approval of the Continuing Agreements

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HC CAPITAL TRUST

Trustees

GEOFFREY A. TRZEPACZ*

JOHN M. DYER

JARRETT B. KLING

R. RICHARD WILLIAMS

RICHARD W. WORTHAM III

* ‘Interested Person’ as that term is defined in the Investment Company Act of 1940.

Investment Adviser HC Capital Solutions Five Tower Bridge 300 Barr Harbor Drive, 5th Floor West Conshohocken, PA 19428	Counsel Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018
Administrator Citi Fund Services Ohio, Inc. 4400 Easton Commons, Suite 200 Columbus, OH 43219	Independent Registered Public Accounting Firm Grant Thornton LLP Two Commerce Square 2001 Market Street, Suite 700 Philadelphia, PA 19103
Distributor Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	Custodian State Street Bank and Trust Company State Street Financial Center 1 Lincoln Street Boston, MA 02111-2900

This report is for the information of the shareholders of HC Capital Trust. Its use in connection with any offering of the Trust’s shares is authorized only in case of a concurrent or prior delivery of the Trust’s current prospectus. The prospectus contains more complete information, including investment objectives, risks, fees and expenses and should be read carefully before investing or sending any money.

2/23

Item 2. Code of Ethics.

Not Applicable

Item 3. Audit Committee Financial Expert.

Not Applicable

Item 4. Principal Accountant Fees and Services.

Not Applicable

Item 5.	Audit Committee of Listed Registrants.

Not Applicable

Item 6.	Schedule of Investments.

(a) Not Applicable

(b) Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (“the Act”) (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosures of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not Applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HC Capital Trust

By (Signature and Title)	/s/ Geoffrey Trzepacz
Geoffrey Trzepacz, Principal Executive Officer

Date:	March 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Colette Bergman
Colette Bergman, Principal Financial Officer

Date:	March 6, 2023

By (Signature and Title)	/s/ Geoffrey Trzepacz
Geoffrey Trzepacz, Principal Executive Officer

Date:	March 6, 2023